                                                    REGISTRATION NO. 333-202147
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                      POST-EFFECTIVE AMENDMENT NO. 15              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 43                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 15 ("PEA") to the Form N-4 Registration Statement No. 333-202147 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series 15A
Series E

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE RETIREMENT CORNERSTONE(R) 15A SERIES E?

The Retirement Cornerstone(R) Series 15A (the "Retirement Cornerstone (R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This Prospectus only describes one such series of the Retirement Cornerstone(R) Series 15A, which is Retirement Cornerstone(R) Series E ("Retirement Cornerstone(R) Series E" or "Series E"). The contract provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection as well. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging ("Special DCA program").

The Retirement Cornerstone(R) Series E contract is available only through an exchange program under which certain existing variable annuity contracts issued by AXA Equitable ("Prior Contracts") may be exchanged for this contract. Only permitted exchanges, rollovers or transfers from Prior Contracts are allowed as contributions. No other source of contribution is permitted. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see Appendix X -- "Exchange program" later in this Prospectus. In order to purchase this contract you must elect one or more of the Guaranteed benefits described in this Prospectus. See "Retirement Cornerstone(R) Series E at a glance -- key features" later in this Prospectus and "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.


If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.


TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death benefit; (iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                              (RC 15A Series E)

                                                                         #25395

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
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 AXA PREMIER VIP TRUST
.. AXA Moderate Allocation
.. Charter/SM/ Alternative 100 Moderate
.. Charter/SM/ International Moderate
.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth
.. Charter/SM/ Real Assets
.. Charter/SM/ Small Cap Value

 EQ ADVISORS TRUST
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15
.. AXA Aggressive Strategy/(1)/
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA Growth Strategy/(1)/
.. AXA Moderate Growth Strategy/(1)/
.. AXA Ultra Conservative Strategy/(2)/
.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Natural Resources

.. AXA Real Estate/(3)/

.. AXA/AB Dynamic Growth/(1)/
.. AXA/AB Dynamic Moderate Growth/(1)/
.. AXA/AB Small Cap Growth
.. AXA/DoubleLine Opportunistic Core Plus Bond
.. AXA/Goldman Sachs Strategic Allocation/(1)/
.. AXA/Invesco Strategic Allocation/(1)/
.. AXA/Legg Mason Strategic Allocation/(1)/
.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend

.. Invesco V.I. Equity and Income

.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 AB VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Growth V.I. Fund

 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value

 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy

.. ClearBridge Variable Mid Cap/(4) /

.. Legg Mason BW Absolute Return Opportunities VIT

.. QS Legg Mason Dynamic Multi-Strategy VIT


VARIABLE INVESTMENT OPTIONS

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman Absolute Return Multi-Manager
.. Neuberger Berman International Equity

 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II


 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets

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(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)Formerly known as EQ/Real Estate PLUS.
(4)Formerly known as ClearBridge Variable Mid Cap Core.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series E at a glance --
               key features                                     11

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             FEE TABLE                                          17
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             Examples                                           19
             Condensed financial information                    20

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             1. CONTRACT FEATURES AND BENEFITS                  21
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             How you can purchase and contribute to your
               contract                                         21
             Owner and annuitant requirements                   22
             How you can make your contributions                22
             What are your investment options under the
               contract?                                        22
             Portfolios of the Trusts                           25
             Allocating your contributions                      36
             Dollar cost averaging                              37
             Annuity purchase factors                           39
             Guaranteed minimum income benefit                  40
             Death benefit                                      50
             Guaranteed minimum death benefits                  50
             How withdrawals affect your Guaranteed benefits    57
             Dropping or changing your Guaranteed benefits      58
             Guaranteed benefit offers                          59
             Your right to cancel within a certain number of
               days                                             59

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             2. DETERMINING YOUR CONTRACT'S VALUE               60
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             Your account value and cash value                  60
             Your contract's value in the variable investment
               options                                          60
             Your contract's value in the guaranteed interest
               option                                           60
             Your contract's value in the account for special
               dollar cost averaging                            60
             Effect of your account values falling to zero      60


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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          62
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             Transferring your account value                    62
             Disruptive transfer activity                       63
             Rebalancing among your Investment account
               variable investment options and guaranteed
               interest option                                  64
             Systematic transfer program                        65

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             4. ACCESSING YOUR MONEY                            67
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             Withdrawing your account value                     67
             How withdrawals are taken from your Total account
               value                                            71
             Withdrawals treated as surrenders                  72
             Surrendering your contract to receive its cash
               value                                            72
             When to expect payments                            72
             Your annuity payout options                        73

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             5. CHARGES AND EXPENSES                            75
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             Charges that AXA Equitable deducts                 75
             Charges that the Trusts deduct                     77
             Group or sponsored arrangements                    78
             Other distribution arrangements                    78

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             6. PAYMENT OF DEATH BENEFIT                        79
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             Your beneficiary and payment of benefit            79
             Non-spousal joint owner contract continuation      80
             Spousal continuation                               80
             Beneficiary continuation option                    81

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             7. TAX INFORMATION                                 83
             ------------------------------------------------------
             Overview                                           83
             Contracts that fund a retirement arrangement       83
             Transfers among investment options                 83
             Taxation of nonqualified annuities                 83
             Individual retirement arrangements (IRAs)          86
             Traditional individual retirement annuities
               (traditional IRAs)                               86
             Roth individual retirement annuities (Roth IRAs)   90
             Federal and state income tax withholding and
               information reporting                            93
             Special rules for contracts funding qualified
               plans                                            93
             Impact of taxes to AXA Equitable                   93

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             8. MORE INFORMATION                                94
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             About Separate Account No. 70                      94
             About the Trusts                                   94
             About the general account                          94
             Dates and prices at which contract events occur    95
             About your voting rights                           95
             Cybersecurity                                      96
             Misstatement of age                                96
             Statutory compliance                               96
             About legal proceedings                            96
             Financial statements                               96
             Transfers of ownership, collateral assignments,
               loans and borrowing                              96
             About Custodial IRAs                               97
             How divorce may affect your Guaranteed benefits    97
             Distribution of the contracts                      97

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             APPENDICES
             ------------------------------------------------------

         I  --  Dropping or changing your Guaranteed benefits        I-1
        II  --  Purchase considerations for QP contracts            II-1
       III  --  Guaranteed benefit base examples                   III-1
        IV  --  Hypothetical illustrations                          IV-1
         V  --  State contract availability and/or variations of
                  certain features and benefits                      V-1
        VI  --  Examples of Automatic payment plans                 VI-1
       VII  --  Examples of how withdrawals affect your
                  Guaranteed benefit bases                         VII-1
      VIII  --  Formula for asset transfer program for
                  Guaranteed minimum income benefit               VIII-1
        IX  --  Rules regarding contributions to your
                  contract                                          IX-1
         X  --  Exchange program                                     X-1
        XI  --  Condensed financial information                     XI-1

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      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      -------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.


ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.


ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less the total amount or a pro rata portion of the annual administrative charge and any Guaranteed benefit charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit, an "Excess RMD withdrawal" is:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

..   in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit on a pro rata basis.


FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.


GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased

                           DEFINITIONS OF KEY TERMS
by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

GUARANTEED BENEFITS -- You must elect one or more Guaranteed benefits described in this Prospectus, which are funded through investments in the Protected Benefit account. The Guaranteed benefits include the Guaranteed minimum income benefit, Return of Principal death benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and "Greater of" death benefit. There is an additional charge for the Guaranteed minimum income benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and "Greater of" death benefit. There is no additional charge for the Return of Principal death benefit, but it must be elected with the Guaranteed minimum income benefit, which has an additional charge.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in the Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or (iii) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PRIOR CONTRACT -- Certain EQUI-VEST(R) Accumulator and Structured Capital Strategies(R) contracts previously issued by AXA Equitable, which may be eligible to exchange, rollover or transfer to a Retirement Cornerstone(R) Series E contract.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also enables you to take withdrawals from your Protected Benefit account, other than Excess RMD withdrawals, without reducing your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RMD WITHDRAWAL -- a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the amounts of contributions and transfers invested in your Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that

                           DEFINITIONS OF KEY TERMS
reflects any "Excess withdrawal" amounts; plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

SPECIAL DCA PROGRAM -- We use the term "Special DCA Program" to refer to our special dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to the Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
the Special DCA program designated
for future transfers to the
Investment account variable
investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence as follows:
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 FOR COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547
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 FOR COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
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 ONLINE ACCOUNT ACCESS SYSTEM:


Online Account Access is designed to provide information about your contract through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

(7)direct transfers and specified direct rollovers;

                             WHO IS AXA EQUITABLE?

(8)election of the ATP exit option;

(9)exercise of the GMIB or election of an annuity payout option;

(10)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(11)death claims;

(12)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(13)requests to drop or change your Guaranteed benefits;

(14)requests to collaterally assign your NQ contract;


(15)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);


(16)requests to enroll in or cancel the Systematic transfer program;

(17)transfers into and among investment options; and

(18)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging; and

(5)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)general dollar cost averaging (including the fixed dollar and interest sweep options);

(2)special dollar cost averaging;

(3)substantially equal withdrawals;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series E at a glance -- key features

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SERIES E CONTRACT  This Prospectus describes the Retirement Cornerstone(R)
                   Series E contract. It provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                   Also, it offers a Guaranteed minimum income benefit and Guaranteed minimum death benefits. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                   The Retirement Cornerstone(R) Series E contract is available only through an exchange program under which a Prior Contract may be exchanged for this contract. See below and later in this Prospectus and "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information. In addition, to see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see "Exchange Program" in Appendix X later in this Prospectus.

                   Please see the contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                            You should work with your financial professional to decide if this contract may be appropriate for you based on a
                            thorough analysis of your particular insurance needs,
                            financial objectives, investment goals, time horizons and
                            risk tolerance.
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PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series E variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
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GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
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        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
GUARANTEED MINIMUM         AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")    ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                           TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                           THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                           that follows the contract year in which you fund your
                           Protected Benefit account, and prior to the beginning of
                           your Lifetime GMIB payments, you can take your Annual
                           withdrawal amount without reducing your GMIB benefit base.
                           If you elected the GMIB, your investment allocations to the
                           Protected Benefit account are subject to our asset transfer program (''ATP''). The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra
                           Conservative Strategy investment option and the other
                           Protected Benefit account variable investment options.
                           Under these formulas, your Protected Benefit account value, excluding amounts in the special DCA account, may be
                           transferred between the Protected Benefit account variable investment options which you have selected and the AXA
                           Ultra Conservative Strategy investment option. For more
                           information, please see ''Guaranteed minimum income benefit
                           (''GMIB'')'' in ''Contract features and benefits'' later in this Prospectus and Appendix VIII to this Prospectus.
                           See "Guaranteed minimum income benefit" and "Annual
                           withdrawal amount" under "Guaranteed minimum income
                           benefit" in "Contract features and benefits" later in this
                           Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                           GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                           The Guaranteed benefits under the contract are supported by
                           AXA Equitable's general account and are subject to AXA
                           Equitable's claims paying ability. Contract owners should
                           look to the financial strength of AXA Equitable for its
                           claims paying ability.
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GUARANTEED MINIMUM DEATH   .   Return of Principal death benefit
BENEFITS ("GMDBS")         .   Highest Anniversary Value death benefit
                           .   RMD Wealth Guard death benefit
                           .   "Greater of" death benefit
                           ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                           BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                           The Return of Principal death benefit and the "Greater of"
                           death benefit can only be elected in combination with the
                           GMIB. The Highest Anniversary Value death benefit can be
                           elected with or without selecting the GMIB. If you elect
                           the GMIB and do not elect a guaranteed minimum death
                           benefit, you will automatically receive the Return of
                           Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB.
                           The Return of Principal death benefit, like all of the
                           guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable
                           investment options and not with the contract as a whole.
                           An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                           reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                           could significantly reduce or eliminate the value of your
                           RMD Wealth Guard death benefit.
                           The Guaranteed benefits under the contract are supported by
                           AXA Equitable's general account and are subject to AXA
                           Equitable's claims paying ability. Contract owners should
                           look to the financial strength of AXA Equitable for its
                           claims paying ability.
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INVESTMENT ACCOUNT DEATH   The death benefit in connection with your Investment
BENEFIT                    account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                           older joint owner's, if applicable) death, any required
                           instructions for method of payment, and any required
                           information and forms necessary to effect payment.
---------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR  You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS        benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                           TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                           BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                           Appendix I, for more information.
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        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. The only source of contributions that are
                      permitted to fund a contract are from exchanges, rollovers or transfers from a Prior Contract. Partial exchanges,
                      rollovers, and transfers are not permitted as sources of
                      contributions from any Prior Contracts except for
                      exchanges, rollovers and transfers of 100% of the value in the variable investment options of Structured Capital
                      Strategies(R) annuity contracts at the time of the
                      transaction. No other source of contribution is permitted.
                      As a result of these limitations, you may not be able to
                      make subsequent contributions to your contract and,
                      therefore, you would not be able to increase your
                      Guaranteed benefit base value through subsequent
                      contributions. Please see "How you can purchase and
                      contribute to your contract" in "Contract features and
                      benefits" and "Rules regarding contributions to your
                      contract" in "Appendix IX" for more information, including important limitations on contributions.

                                         SERIES E
                ------------------------------------------------
                NQ                       $25,000($500)/(1)/
                ------------------------------------------------
                Traditional or Roth IRA  $25,000($50)/(1)/
                ------------------------------------------------
                QP                       $25,000($500)/(1)/
                ------------------------------------------------

                      /(1)/Subsequent contributions are only permitted from
                           exchanges, rollovers or transfers from a Prior
                           Contract.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or to the Protected Benefit account to fund one or more of the Guaranteed benefits. The Investment account
                      offers more than 112 investment options and is designed to meet the asset allocation and accumulation needs of a many types of investors. The Protected Benefit account offers a limited selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in the Special DCA program designated for
                          future transfers to Investment account variable
                          investment options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in the Special DCA program designated for
                          future transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Various options for required minimum distributions
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

EXCHANGE PROGRAM


The Retirement Cornerstone(R) Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone(R) Series E contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes. Under this program, among other criteria, which are described below, the surrender of a Prior Contract may not be subject to withdrawal charges to be eligible for the Retirement Cornerstone(R) Series E

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES contract. In addition, the account value of the Retirement Cornerstone(R) Series E contract would not be subject to any withdrawal charges, but would be subject to all other charges and fees under the Retirement Cornerstone(R) Series E contract, which are described in this Prospectus.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone(R) Series E contract. Please note that if you elect to exchange into the Retirement Cornerstone(R) Series E contract you will lose all existing benefits under your Prior Contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone(R) Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

You should read the Prospectus and other information related to your Prior Contract prior to requesting an exchange, rollover or transfer to the Retirement Cornerstone(R) Series E contract and you should consider the differences between your Prior Contract and Retirement Cornerstone(R) Series E contract. There may be differences that are important for you to consider prior to purchasing the Retirement Cornerstone(R) Series E contract. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see Appendix X -- "Exchange program" later in this Prospectus.

In considering whether the exchange is appropriate for you, you should consult with your financial professional. Your financial professional will be paid a commission if you exchange, transfer or rollover your Prior Contract to the Retirement Cornerstone(R) Series E contract, which may create the potential for a conflict of interest for your financial professional. For more information, please contact your financial professional.

You may obtain a copy of your Prior Contract prospectus by contacting your financial professional or by writing or calling us as follows:

                                                   Structured Capital
Accumulator              EQUI-VEST(R)              Strategies(R)
PO Box 1547              PO Box 4956               P. O. Box 1547
Secaucus, NJ 07096-1547  Syracuse, NY 13221-4956   Secaucus, NJ 07096-1547

1 (800) 789-7771         1 (800) 628-6673          1 (877) 899-3743

LISTED BELOW IS A DESCRIPTION OF CONTRACT OWNERS OF PRIOR CONTRACTS THAT MAY OR MAY NOT BE ELIGIBLE TO PURCHASE THE RETIREMENT CORNERSTONE(R) SERIES E CONTRACT:

..   Contract owners of an EQUI-VEST(R) contract are eligible, except for contract owners that are eligible to purchase an EQUI-VEST(R) at Retirement/SM/ contract, or contract owners that have elected a Guaranteed benefit or discontinued a Guaranteed benefit. In addition, contract owners of an EQUI-VEST(R) Tax Sheltered Annuity contract are eligible (i) if they are separated from service and are no longer making on-going contributions to the Prior Contract or (ii) if the Prior Contract has an outstanding loan balance the contract owner can either (a) pay off the outstanding loan balance or (b) have the loan with accrued interest deducted from the total value of Prior Contract and roll over the remaining balance to Retirement Cornerstone(R) Series E contract.

..   Contract owners of an Accumulator contract who elected a Guaranteed benefit are not eligible to exchange into the Retirement Cornerstone(R) Series E contract.

..   Contract owners of an Accumulator contract who either: (i) accepted a
    Guaranteed benefit buyout or (ii) dropped a Guaranteed benefit from the contract, are not eligible to purchase the Retirement Cornerstone(R) Series E contract.

..   Contract owners of a Structured Capital Strategies(R) contract are eligible to the extent they have sufficient account value in one or more of the variable investment options that meet the minimum contribution requirements. Account value in a segment is not an eligible source of contribution.

..   Contract owners who have remaining or outstanding withdrawal charges on the
    Prior Contract, or who do not satisfy a condition for waiving the withdrawal charge under the Prior Contract are not eligible.


..   Contract owners who have made rollover or transfer contributions within the past two years into a Prior Contract from the date of the request to purchase a Retirement Cornerstone(R) Series E contract are not eligible, except, with respect to EQUI-VEST(R) contracts, if the contract owner has been separated from service at time of the purchase.


LISTED BELOW ARE ADDITIONAL TERMS AND CONDITIONS TO PURCHASE THE RETIREMENT CORNERSTONE(R) SERIES E CONTRACT:

1. The minimum initial contribution is $25,000 and you must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone(R) Series E contract. The source of the contribution must be from a Prior Contract as described above.

2. Only full exchanges, rollovers and transfers from a Prior Contract will be accepted and partial exchanges, rollovers or transfers from a Prior Contract are not permitted, except from certain Structured Capital Strategies(R) contracts. For a Structured Capital Strategies(R) contract, full or partial exchanges, rollovers or transfers are permitted where the source of the contribution is the full account value invested in each variable investment option at the time of the transaction. This means that account value invested in segment type holding accounts and the dollar cap averaging account on the day we process your transaction will also be included in the exchange, rollover or transfer. Account value invested in a segment is not an eligible source of contribution.

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

3. Exchanges, rollovers or transfers from contracts other than from Prior Contracts are not permitted.

4. Subsequent contributions in a minimum amount of $50 or more for Traditional IRA or Roth IRA contracts and $500 or more for NQ and QP contracts are permitted. The source of the contribution must be from a Prior Contract, as described above.

5. If you are the owner of only one Accumulator or EQUI-VEST(R) Prior Contract or one Structured Capital Strategies(R) Prior Contract where the entire account value of the Structured Capital Strategies(R) Prior Contract is invested in variable investment options at the time of the transaction, you would only be eligible to make an initial contribution. Therefore, you would not be able to increase your Guaranteed benefit base value through subsequent contributions to your Retirement Cornerstone(R) Series E contract.

6. You must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone(R) Series E contract.

7. There is generally no minimum amount to fund a Guaranteed benefit through the Protected Benefit account. It can generally be funded at any time subject to certain age limitations. For more information, see "Transferring your account value" under "Transferring your money among investment options," later in this Prospectus.

8. There is an additional charge for each Guaranteed benefit you elect, except for the Return of Principal death benefit. However, if you elect the Return of Principal death benefit, it must be elected in combination with the Guaranteed Minimum Income Benefit, which has an additional charge.

9. If you fund your Guaranteed benefit you have to wait up to four years before you can drop the Guaranteed benefit.

10.If you exchange your Prior Contract before the maturity of an outstanding
   Fixed Maturity Option, the market value adjustment may apply and therefore the value you receive could be less than you would have received if you had waited for the maturity of the Fixed Maturity Option before exchanging out of the Prior Contract.

11.We are not able to process an exchange, rollover or transfer from a Structured Capital Strategies(R) contract to a Retirement Cornerstone(R) Series E contract on a segment maturity date or segment start date and we will not consider your request to be in good order if we receive it on a segment maturity date or segment start date. If we receive your exchange, rollover or transfer request on a segment maturity date or segment start date and it is complete, your request will be processed on the next business day.

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay if you make certain transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

-----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST
 CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------
Charge for each additional transfer in excess of 12            Maximum Charge: $35
transfers per contract year:/(2)/                              Current Charge: $0

SPECIAL SERVICE CHARGES:/(3)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(4)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE
 ANNIVERSARY
----------------------------------------------------------------------------------------------
Maximum annual administrative charge/(5)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(7)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(8)/                         SERIES E
                                                               --------
Operations                                                     0.80%
Administration                                                 0.30%
Distribution                                                   0.20%
                                                               -----
Total separate account annual expenses ("Contract fee")        1.30%
----------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF
 THE FOLLOWING OPTIONAL BENEFITS
----------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base/(9)/. Deducted
annually/(10) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
----------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                             1.20% (for issue ages 20-64)
                                                               2.00% (for issue ages 65-68)

   Current Charge/(11)/:                                       0.60% (for issue ages 20-64)
                                                               1.00% (for issue ages 65-68)
----------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(12)/:                                       1.15%
----------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(9)/. Deducted annually/(10)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(12)/:                                       1.15%
-----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from                Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/  0.61%  7.24%
-----------------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(13)/  Lowest Highest
                                                                                                              0.61%  3.26%
----------------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(3)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(9)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for transfers to the Protected Benefit account variable investment options. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(10)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(11)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.


(13)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Neuberger Berman Absolute Return Multi-Manager Portfolio. For more information, see the prospectuses for the Portfolios.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.010%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA program are not covered by these example. The annual administrative charge does apply to amounts allocated to the Special DCA program.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES E
-------------------------------------------------------------------------------------
                                    WHETHER OR NOT YOU SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------
                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options                $538       $1,962       $3,803       $9,155
-------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options                $493       $1,830       $3,596       $8,819
-------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.010%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA program are not covered by this example. The annual administrative charge does apply to amounts allocated to the guaranteed interest option and the Special DCA program.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous chart. The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES E
-------------------------------------------------------------------------------------
                                    WHETHER OR NOT YOU SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------
                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $898       $2,587       $4,145       $7,529
-------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $202       $  623       $1,070       $2,309
-------------------------------------------------------------------------------------

                                   FEE TABLE

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix XI at the end of this Prospectus and Appendix I at the end of the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." Only full exchanges, rollovers or transfers from eligible EQUI-VEST(R) and Accumulator contracts, as defined herein, are permitted as contributions. Full and partial exchanges, rollovers or transfers from eligible Structured Capital Strategies(R) contracts, as defined herein, are permitted as contributions as long as the source of the contribution is the entire account value invested in the variable investment options at the time of the transaction. No other source of contribution is permitted. In addition, subsequent contributions can only be made through permitted exchanges, rollovers, or transfers from a Prior Contract. As a result of these limitations you may not be able to make subsequent contributions to your contract. See Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus for more information. The tables in Appendix IX later in this Prospectus summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant. We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and the Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.
--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO

                        CONTRACT FEATURES AND BENEFITS

LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series E contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

The only source of contributions that are permitted to fund a Retirement Cornerstone(R) Series E contract are from permitted exchanges, rollovers or transfers from a Prior Contract. See "Exchange Program" earlier in this Prospectus in "Retirement Cornerstone(R) Series E at a glance -- key features". You will remain invested in your Prior Contract while AXA Advisors LLC ("AXA Advisors") ensures your application is complete and that suitability standards are met. Upon successful completion of this review, AXA Advisors will transmit your application to us, so that we can consider your application for processing.

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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. YOUR CONTRACT DATE
WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
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If your application is in good order when we receive it for application processing purposes, your Prior Contract will be exchanged for a Retirement Cornerstone(R) Series E contract at the price calculated at the close of that business day (or at the price calculated at the close of the next business day if we receive your application on a non-business day). If any information we require to issue your contract is missing or unclear, you will remain invested in your Prior Contract while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then cancel your exchange request unless you or your financial professional acting on your behalf, specifically direct us to keep your exchange request until we receive the required information. If we have not received the information we require within 30 days, we will cancel your exchange request. Your Prior Contract will be exchanged for a Retirement Cornerstone(R) Series E contract as of the price calculated at the close of the business day we receive the missing information. Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed above. For more information on a "Prior Contract", see "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance--key features" earlier in this Prospectus.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

                        CONTRACT FEATURES AND BENEFITS

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special dollar cost averaging

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR THE SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS SECTION.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
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.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA/Legg Mason Strategic Allocation
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(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20
.. All Asset Aggressive - Alt 25
.. All Asset Moderate Growth - Alt 15
.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/DoubleLine Opportunistic Core Plus Bond
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Legg Mason Strategic Allocation
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Natural Resources
.. AXA Real Estate/(1)/
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large(R) Cap Growth V.I. Fund
.. Charter/SM/ Alternative100 Moderate
.. Charter/SM/ International Moderate
.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth
.. Charter/SM/ Real Assets
.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy

.. ClearBridge Variable Mid Cap/(2)/

.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Eaton Vance VT Floating-Rate Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend

.. Invesco V.I. Equity and Income

.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Legg Mason BW Absolute Return Opportunities VIT
.. Lord Abbett Bond Debenture
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Neuberger Berman Absolute Return Multi-Manager
.. Neuberger Berman International Equity
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. Putnam VT Diversified Income

.. QS Legg Mason Dynamic Multi-Strategy VIT

.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP

.. VanEck VIP Global Hard Assets

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-------------
(1)Formerly known as EQ/Real Estate PLUS.

(2)Formerly known as ClearBridge Variable Mid Cap Core.

                        CONTRACT FEATURES AND BENEFITS

If you decide to participate in the Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to the Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA program allows you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of

                        CONTRACT FEATURES AND BENEFITS

Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

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                                                                              INVESTMENT
                                                                              MANAGER (OR
 AXA PREMIER VIP                                                              SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                              AS APPLICABLE)       MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital     .   AXA Equitable    (check mark)
                                       appreciation and current income.           Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ ALTERNATIVE    Class B     Seeks long-term capital appreciation.  .   AXA Equitable
  100 MODERATE                                                                    Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/                            Seeks long-term capital appreciation   .   AXA Equitable
  INTERNATIONAL MODERATE               and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation   .   AXA Equitable
                                       and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation   .   AXA Equitable
  GROWTH                               and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ REAL ASSETS    Class B     Seeks to achieve maximum real          .   AXA Equitable
                                       return.                                    Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of   .   AXA Equitable
  VALUE                                capital.                                   Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------

                                                                             INVESTMENT MANAGER

                                                                             (OR SUB-ADVISER(S),
 EQ ADVISORS                                                                                      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                             AS APPLICABLE)       MANAGEMENT
-------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE -     Class IB    Seeks long-term capital appreciation  .   AXA Equitable
  ALT 25                               and current income, with a greater        Funds
                                       emphasis on capital appreciation.         Management
                                                                                 Group, LLC
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ALL ASSET GROWTH - ALT 20  Class IA    Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income.                       Funds
                                                                                 Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

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                                                                              INVESTMENT MANAGER

                                                                              (OR SUB-ADVISER(S),
 EQ ADVISORS                                                                                        VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                              AS APPLICABLE)        MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
ALL ASSET                  Class IB    Seeks long-term capital appreciation   .   AXA Equitable
  MODERATE GROWTH - ALT                and current income, with a greater         Funds
  15                                   emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of     .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        capital, with a greater emphasis on        Funds
                                       current income.                            Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.  .   AXA Equitable     (check mark)
  STRATEGY/(1)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(1)/   Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
                                       and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                  .   AXA Equitable     (check mark)
  STRATEGY/(2)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC             Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(1)/                          long-term growth of capital and            AllianceBernstein
                                       income, with a greater emphasis on         L.P.
                                       growth of capital.
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE    Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(1)/                          long-term growth of capital and            AllianceBernstein
                                       income.                                    L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH    Class IA    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/DOUBLELINE             Class IB    Seeks to maximize current income       .   DoubleLine
  OPPORTUNISTIC CORE                   and total return.                          Capital LP
  PLUS BOND
-----------------------------------------------------------------------------------------------------------------
AXA/GOLDMAN SACHS          Class IB    Seeks to achieve long term capital     .   Goldman Sachs       (delta)
  STRATEGIC                            appreciation under normal market           Asset
  ALLOCATION/(1)/                      conditions, while focusing on the          Management, L.P.
                                       preservation of capital in distressed
                                       market environments.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of   .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-          Funds
                                       adjusted returns and managing              Management
                                       volatility in the Portfolio.               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST
                                                                                  Partners, LLC
                                                                              .   Federated
                                                                                  Global
                                                                                  Investment
                                                                                  Management Corp.
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company d/b/a
                                                                                  MFS Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC      Class IB    Seeks long-term capital appreciation   .   Invesco             (delta)
  ALLOCATION/(1)/                      while managing portfolio volatility.       Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT MANAGER
 EQ ADVISORS                                                                     (OR SUB-ADVISER(S),       VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)            MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of      .   AllianceBernstein     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-             L.P.
                                       adjusted returns and managing             .   AXA Equitable Funds
                                       volatility in the Portfolio.                  Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts
                                                                                     Financial Services
                                                                                     Company d/b/a MFS
                                                                                     Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.    .   Loomis, Sayles &
                                                                                     Company, L.P.
------------------------------------------------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC   Class IB    Seeks long-term capital appreciation      .   QS Investors, LLC       (delta)
  ALLOCATION/(1)/                      while managing Portfolio volatility.
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital        .   AXA Equitable Funds   (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk         Management Group, LLC
                                       adjusted returns and managing             .   BlackRock Investment
                                       volatility in the Portfolio.                  Management, LLC
                                                                                 .   Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                 .   Wellington
                                                                                     Management Company,
                                                                                     LLP
------------------------------------------------------------------------------------------------------------------------
AXA NATURAL RESOURCES      Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein
                                       capital.                                      L.P.
------------------------------------------------------------------------------------------------------------------------
AXA REAL ESTATE/(3)/       Class IB    Seeks to provide long-term capital        .   AllianceBernstein
                                       appreciation and current income.              L.P.
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation     .   BlackRock Investment
  EQUITY                               and secondarily, income.                      Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IA    Seeks a combination of growth and         .   Boston Advisors, LLC
  EQUITY INCOME                        income to achieve an above-average
                                       and consistent total return.
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before    .   AllianceBernstein
                                       expenses that approximates the total          L.P.
                                       return performance of the Russell
                                       3000(R) Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before    .   SSgA Funds
                                       expenses that approximates the total          Management, Inc.
                                       return performance of the Barclays
                                       U.S. Intermediate Government/Credit
                                       Bond Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Barclays U.S.
                                       Intermediate Government/Credit
                                       Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein
  EQUITY PLUS                          capital.                                      L.P.
                                                                                 .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   EARNEST Partners, LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT MANAGER
 EQ ADVISORS                                                                      (OR SUB-ADVISER(S),       VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the Standard &
                                       Poor's 500 Composite Stock Price
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with
                                       that of the Standard & Poor's 500
                                       Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IA    Seeks to achieve capital appreciation.     .   GAMCO Asset
  ACQUISITIONS                                                                        Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Class IA    Seeks to maximize capital                  .   GAMCO Asset
  VALUE                                appreciation.                                  Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND         Class IB    Seeks to maximize current income.          .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   AXA Investment
                                                                                      Managers, Inc.
                                                                                  .   Post Advisory Group,
                                                                                      LLP
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before     .   AXA Equitable Funds
  GOVERNMENT BOND                      expenses that approximates the total           Management Group, LLC
                                       return performance of the Barclays         .   SSgA Funds
                                       U.S. Intermediate Government Bond              Management, Inc.
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Barclays U.S.
                                       Intermediate Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before    .   AllianceBernstein
  INDEX                                expenses) that approximates the total          L.P.
                                       return performance of a composite
                                       index comprised of 40% DJ Euro
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and        .   Invesco Advisers,
                                       income.                                        Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .   AllianceBernstein
                                       expenses that approximates the total           L.P.
                                       return performance of the
                                       Russell 1000(R) Growth Index, including
                                       reinvestment of dividends at a risk level
                                       consistent with that of the Russell
                                       1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000(R) Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial Services
                                                                                      Company d/b/a MFS
                                                                                      Investment Management
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT MANAGER
 EQ ADVISORS                                                                        (OR SUB-ADVISER(S),          VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)               MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before      .   SSgA Funds
                                       expenses that approximates the total            Management, Inc.
                                       return performance of the S&P Mid Cap
                                       400 Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the S&P Mid Cap 400 Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/       Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                       income, preserve its assets and                 Corporation
                                       maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IA    Seeks to achieve capital growth.            .
  CAP GROWTH                                                                           Morgan Stanley Investment
                                                                                       Management Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.      .   OppenheimerFunds,
                                                                                       Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real               .   Pacific Investment
  RETURN                               return, consistent with preservation of         Management Company
                                       capital and prudent investment                  LLC
                                       management.
----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess        .   Pacific Investment
                                       of traditional money market products            Management
                                       while maintaining an emphasis on                Company LLC
                                       preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as            .   AllianceBernstein
                                       possible (before expenses) the total            L.P.
                                       return of the Russell 2000(R) Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital          .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.           Associates, Inc.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY                               capital.                                        L.P.
                                                                                   .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   ClearBridge
                                                                                       Investments, LLC
                                                                                   .   Scotia Institutional
                                                                                       Management US, Ltd.
                                                                                   .   T. Rowe Price
                                                                                       Associates, Inc.
                                                                                   .   Westfield Capital
                                                                                       Management Company,
                                                                                       L.P.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  GROWTH                               capital.                                        L.P.
                                                                                   .   AXA Equitable Funds
                                                                                       Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Franklin Advisers,
                                                                                       Inc.
                                                                                   .
                                                                                       Wellington Management
                                                                                       Company, LLP
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of        .   AXA Equitable Funds
  VALUE                                capital.                                        Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Diamond Hill Capital
                                                                                       Management, Inc.
                                                                                   .   Lord, Abbett & Co.
                                                                                       LLC
----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER
 EQ ADVISORS                                                                  (OR SUB-ADVISER(S), VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                              AS APPLICABLE)      MANAGEMENT
-------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class IB    Seeks to achieve long-term growth of  .   Allianz Global
                                       capital.                                  Investors U.S.
                                                                                 LLC
                                                                             .   AXA Equitable
                                                                                 Funds
                                                                                 Management
                                                                                 Group, LLC
                                                                             .   SSgA Funds
                                                                                 Management, Inc.
                                                                             .   Wellington
                                                                                 Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------

 AIM
 VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE
 INSURANCE FUNDS)                                                       INVESTMENT MANAGER
 - SERIES                                                                (OR SUB-ADVISER(S),
 II PORTFOLIO                                                           AS
 NAME              OBJECTIVE                                            APPLICABLE)
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is to provide        .   Invesco
  V.I.             reasonable current income and long-term growth of        Advisers,
  DIVERSIFIED      income and capital.                                      Inc.
  DIVIDEND
  FUND
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objectives are both capital    .   Invesco
  V.I.             appreciation and current income.                         Advisers,
  EQUITY                                                                    Inc.
  AND
  INCOME
  FUND
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is total return      .   Invesco
  V.I.             through growth of capital and current income.            Advisers,
  GLOBAL                                                                    Inc.
  REAL                                                                  .   Invesco
  ESTATE                                                                    Asset
  FUND                                                                      Management
                                                                            Limited
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is total return,     .   Invesco
  V.I. HIGH        comprised of current income and capital                  Advisers,
  YIELD FUND       appreciation.                                            Inc.
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is long-term growth  .   Invesco
  V.I.             of capital.                                              Advisers,
  INTERNATIONAL                                                             Inc.
  GROWTH
  FUND
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is long-term growth  .   Invesco
  V.I. MID         of capital.                                              Advisers,
  CAP CORE                                                                  Inc.
  EQUITY
  FUND
-------------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is long-term growth  .   Invesco
  V.I.             of capital.                                              Advisers,
  SMALL CAP                                                                 Inc.
  EQUITY
  FUND
-------------------------------------------------------------------------------------------------

 AB
 VARIABLE
 PRODUCT
 SERIES
 FUND, INC.                                                        INVESTMENT MANAGER
 - CLASS                                                            (OR SUB-ADVISER(S),
 B PORTFOLIO                                                       AS
 NAME           OBJECTIVE                                          APPLICABLE)
--------------------------------------------------------------------------------------------
AB VPS          The Portfolio's investment objective is long-term  .
  INTERNATIONAL growth of capital.                                     AllianceBernstein
  GROWTH                                                               L.P.
  PORTFOLIO

------------------------------------------------------------------------------------------------------

 AMERICAN
 CENTURY
 VARIABLE PORTFOLIOS,                       INVESTMENT MANAGER
 INC.
 -                                          (OR SUB-ADVISER(S),
 CLASS
 II PORTFOLIO                               AS
 NAME                  OBJECTIVE            APPLICABLE)
------------------------------------------------------------------------------------------------------
                       The fund seeks       .
  AMERICAN             long-term capital        American
  CENTURY              growth. Income is a      Century
  VP                   secondary objective.     Investment
  MID                                           Management,
  CAP VALUE                                     Inc.
  FUND
------------------------------------------------------------------------------------------------------

 AMERICAN
 FUNDS
 INSURANCE SERIES(R)
 - CLASS
 4 SHARES                                                                   INVESTMENT MANAGER
                                                                             (OR SUB-ADVISER(S),
 PORTFOLIO                                                                  AS
 NAME                 OBJECTIVE                                             APPLICABLE)
-----------------------------------------------------------------------------------------------------
BOND                  The fund's investment objective is to provide as      .
  FUND/SM/            high a level of current income as is consistent with      Capital
                      the preservation of capital.                              Research
                                                                                and
                                                                                Management
                                                                                Company
-----------------------------------------------------------------------------------------------------
GLOBAL                The fund's investment objective is to provide you     .
  SMALL               with long-term growth of capital.                         Capital
  CAPITALIZATION                                                                Research
  FUND/SM/                                                                      and
                                                                                Management
                                                                                Company
-----------------------------------------------------------------------------------------------------
NEW WORLD             The fund's investment objective is long-term capital  .
  FUND(R)             appreciation.                                             Capital
                                                                                Research
                                                                                and
                                                                                Management
                                                                                Company
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 BLACKROCK
 VARIABLE
 SERIES FUNDS,
 INC. -                                                    INVESTMENT MANAGER
 CLASS                                                      (OR SUB-ADVISER(S),
 III PORTFOLIO                                              AS
 NAME               OBJECTIVE                              APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK           To seek high total investment return.  .
  GLOBAL ALLOCATION                                            Adviser:
  V.I. FUND                                                    BlackRock
                                                               Advisors,
                                                               LLC
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK           Seeks long-term capital growth.        .
  LARGE                                                        Adviser:
  CAP GROWTH                                                   BlackRock
  V.I. FUND                                                    Advisors,
                                                               LLC

----------------------------------------------------------------------------------------------------------------------
 EATON
 VANCE
 VARIABLE                                                   INVESTMENT
 TRUST                                                      MANAGER (OR
 PORTFOLIO                                                  SUB-ADVISER(S), AS
 NAME           OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
EATON VANCE     To provide a high level of current income.  .   Eaton
  VT                                                            Vance
  FLOATING-RATE                                                 Management
  INCOME
  FUND
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS                                                       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS                                                     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks long-term capital appreciation.           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                     Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       Seeks long-term growth of capital.              .   Fidelity Management &
  CAP PORTFOLIO                                                               Research Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks a high level of current income. The fund  .   Fidelity Management & Research
  STRATEGIC INCOME        may also seek capital appreciation.                 Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO     Company (FMR)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       .   Fidelity Management &
  CAP PORTFOLIO               Research Company (FMR)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           .   Fidelity Management & Research
  STRATEGIC INCOME            Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE                                                          INVESTMENT MANAGER
 INSURANCE TRUST PORTFOLIO                                                      (OR SUB-ADVISER(S),
 NAME                       OBJECTIVE                                          AS APPLICABLE
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       Seeks to provide total return by allocating among  .   First Trust Advisors, L.P.
  DIVIDEND & INCOME         dividend-paying stocks and investment grade
  ALLOCATION PORTFOLIO      bonds.
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    Seeks to maximize current income, with a           .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO      secondary objective of capital appreciation.

-------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE       INVESTMENT MANAGER
 INSURANCE TRUST PORTFOLIO   (OR SUB-ADVISER(S),
 NAME                       AS APPLICABLE
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       .   First Trust Advisors, L.P.
  DIVIDEND & INCOME
  ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                                            INVESTMENT MANAGER
 PRODUCTS TRUST - CLASS                                                         (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS   The Fund's principal investment goal is capital      .   Fund Administrator: Franklin
  ALLOCATION VIP FUND     appreciation. Its secondary goal is income.              Templeton Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND  Seeks to maximize income while maintaining           .   Franklin Advisers, Inc.
                          prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING           Seeks long-term capital appreciation, with           .   Franklin Advisory Services, LLC
  DIVIDENDS VIP FUND      preservation of capital as an important
                          consideration.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC        The Fund's principal investment goal is to seek a    .   Franklin Advisers, Inc.
  INCOME VIP FUND         high level of current income. Its secondary goal is
                          capital appreciation over long term.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING      Seeks long-term capital appreciation.                .   Templeton Asset Management Ltd.
  MARKETS  VIP FUND
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL          Seeks high current income, consistent with           .   Franklin Advisers, Inc.
  BOND VIP FUND           preservation of capital. Capital appreciation is a
                          secondary consideration.

----------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE                                              INVESTMENT MANAGER
 TRUST - SERVICE                                                  (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     Seeks long-term capital appreciation.  .
  CAP VALUE FUND                                                     Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE       INVESTMENT MANAGER
 TRUST - SERVICE           (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     .
  CAP VALUE FUND              Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
 HARTFORD HLS FUNDS -
 CLASS IC SHARES                                                INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                             SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          The Fund seeks growth of capital.     .   Hartford Funds Management
  APPRECIATION HLS FUND                                             Company,
                                                                    LLC Sub-adviser: Wellington Management
                                                                    Company LLP
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           The Fund seeks capital appreciation.  .   Hartford Funds Management
  OPPORTUNITIES HLS FUND                                            Company, LLC
                                                                    Sub-adviser: Wellington Management
                                                                    Company LLP

------------------------------------------------------------------------------------------------------------
 HARTFORD HLS FUNDS -
 CLASS IC SHARES          INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          .   Hartford Funds Management
  APPRECIATION HLS FUND       Company,
                              LLC Sub-adviser: Wellington Management
                              Company LLP
------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           .   Hartford Funds Management
  OPPORTUNITIES HLS FUND      Company, LLC
                              Sub-adviser: Wellington Management
                              Company LLP

--------------------------------------------------------------------------------------------------------------------------------
                                                                                        INVESTMENT MANAGER
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                                         (OR SUB-ADVISER(S),
 NAME                            OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              To seek to provide total return.                       .   Waddell & Reed Investment
  STRATEGY                                                                                  Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND           To seek to provide total return.                       .   Waddell & Reed Investment
  OPPORTUNITIES                                                                             Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and appreciation.    .   Waddell & Reed Investment
                                                                                            Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL             To seek to provide capital growth and appreciation.    .   Waddell & Reed Investment
  NATURAL RESOURCES                                                                         Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME        To seek to provide total return through a combination  .   Waddell & Reed Investment
                                 of high current income and capital appreciation.           Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP            To seek to provide growth of capital.                  .   Waddell & Reed Investment
  GROWTH                                                                                    Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE            To seek to provide growth of capital.                  .   Waddell & Reed Investment
  AND TECHNOLOGY                                                                            Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          To seek to provide growth of capital.                  .   Waddell & Reed Investment
  GROWTH                                                                                    Management Company (WRIMCO)

------------------------------------------------------------------------------------------------------------
                                 INVESTMENT MANAGER
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO  (OR SUB-ADVISER(S),
 NAME                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              .   Waddell & Reed Investment
  STRATEGY                           Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND           .   Waddell & Reed Investment
  OPPORTUNITIES                      Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             .   Waddell & Reed Investment
                                     Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL             .   Waddell & Reed Investment
  NATURAL RESOURCES                  Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME        .   Waddell & Reed Investment
                                     Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP            .   Waddell & Reed Investment
  GROWTH                             Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE            .   Waddell & Reed Investment
  AND TECHNOLOGY                     Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          .   Waddell & Reed Investment
  GROWTH                             Management Company (WRIMCO)

---------------------------------------------------------------------------------------------------------
                                                                 INVESTMENT MANAGER
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE                                          (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.  .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------
                          INVESTMENT MANAGER
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE   (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
 - SHARE CLASS II                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      Seeks capital appreciation.                             .   Legg Mason Partners Fund
  AGGRESSIVE GROWTH                                                                   Advisor, LLC (Investment
  PORTFOLIO                                                                           Manager) Sub-Adviser:
                                                                                      ClearBridge Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      Seeks dividend income, growth of dividend income        .   Legg Mason Partners Fund
  DIVIDEND STRATEGY       and long-term capital appreciation.                         Advisor, LLC (Investment
  PORTFOLIO                                                                           Manager) Sub-Adviser:
                                                                                      ClearBridge Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      The fund seeks long-term appreciation of capital.       .   Legg Mason Partners Fund
  APPRECIATION PORTFOLIO                                                              Advisor, LLC (Investment Manager)
                                                                                  .   Sub-Adviser: ClearBridge
                                                                                      Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID  Seeks long-term growth of capital.                      .   Legg Mason Partners Fund
  CAP PORTFOLIO/(4)/                                                                  Advisor, LLC (Investment Manager)
                                                                                  .   Sub-Adviser: ClearBridge
                                                                                      Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC     The fund seeks the highest total return (that is, a     .   Legg Mason Partners Fund
  MULTI-STRATEGY VIT      combination of income and long-term capital                 Advisor, LLC (Investment Manager)
  PORTFOLIO               appreciation) over time consistent with its asset mix.  .   Sub-Adviser: QS Investors, LLC
                          The fund will seek to reduce volatility as a secondary      and Western Asset Management
                          objective.                                                  Company
---------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 LEGG MASON GLOBAL ASSET
 MANAGEMENT
 VARIABLE TRUST - SHARE
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE    Positive returns that are independent of market  .   Legg Mason Partners Fund
  RETURN OPPORTUNITIES    cycles.                                              Advisor, LLC (Investment Manager)
  VIT PORTFOLIO                                                            .   Sub-Adviser: Brandywine Global
                                                                               Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 LEGG MASON GLOBAL ASSET
 MANAGEMENT
 VARIABLE TRUST - SHARE
 CLASS II                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE    .   Legg Mason Partners Fund
  RETURN OPPORTUNITIES        Advisor, LLC (Investment Manager)
  VIT PORTFOLIO           .   Sub-Adviser: Brandywine Global
                              Investment Management, LLC
-----------------------------------------------------------------------------------------------------

 LORD ABBETT SERIES                                                        INVESTMENT MANAGER
 FUND, INC. - CLASS                                                         (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME        OBJECTIVE                                        AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND          The fund's investment objective is to seek high  .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO     current income and the opportunity for capital
  (VC)                    appreciation to produce a high total return.
-------------------------------------------------------------------------------------------------------------------

 LORD ABBETT SERIES       INVESTMENT MANAGER
 FUND, INC. - CLASS        (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME        AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LORD ABBETT BOND          .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO
  (VC)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 MFS(R)
 VARIABLE
 INSURANCE
 TRUSTS                                                               INVESTMENT MANAGER
 - SERVICE                                                             (OR SUB-ADVISER(S),
 CLASS PORTFOLIO                                                      AS
 NAME             OBJECTIVE                                           APPLICABLE)
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek capital  .
  INTERNATIONAL   appreciation.                                           Massachusetts
  VALUE                                                                   Financial
  PORTFOLIO                                                               Services
                                                                          Company
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek capital  .
  INVESTORS       appreciation.                                           Massachusetts
  TRUST                                                                   Financial
  SERIES                                                                  Services
                                                                          Company
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek capital  .
  MASSACHUSETTS   appreciation.                                           Massachusetts
  INVESTORS                                                               Financial
  GROWTH                                                                  Services
  STOCK                                                                   Company
  PORTFOLIO
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek total    .
  UTILITIES       return.                                                 Massachusetts
  SERIES                                                                  Financial
                                                                          Services
                                                                          Company
-----------------------------------------------------------------------------------------------

 NEUBERGER
 BERMAN
 ADVISERS
 MANAGEMENT TRUST
 - S CLASS                                                          INVESTMENT
 SHARES                                                             MANAGER (OR
 PORTFOLIO                                                          SUB-ADVISER(S), AS
 NAME              OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------
NEUBERGER          The fund seeks capital appreciation with an      .
  BERMAN           emphasis on absolute (i.e., positive) returns.       Neuberger
  ABSOLUTE                                                              Berman
  RETURN                                                                Investment
  MULTI-MANAGER                                                         Advisers
  PORTFOLIO                                                             LLC
------------------------------------------------------------------------------------------
NEUBERGER          The fund seeks long-term growth of capital by    .
  BERMAN           investing primarily in common stocks of foreign      Neuberger
  INTERNATIONAL    companies.                                           Berman
  EQUITY                                                                Investment
  PORTFOLIO                                                             Advisers
  (Formerly                                                             LLC
  Neuberger
  Berman
  International
  Portfolio)
------------------------------------------------------------------------------------------

 NORTHERN
 LIGHTS
 VARIABLE                                                        INVESTMENT MANAGER
 TRUST                                                            (OR SUB-ADVISER(S),
 PORTFOLIO                                                       AS
 NAME            OBJECTIVE                                       APPLICABLE
------------------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/      The Portfolio seeks to provide superior risk-   .   7Twelve
  BALANCED       adjusted returns when compared to the bond and      Advisors,
  PORTFOLIO/(*)/ equity markets in general.                          LLC

--------------------------------------------------------------------------------------------------
 PIMCO
 VARIABLE
 INSURANCE
 TRUST                                                                   INVESTMENT MANAGER
 - ADVISOR                                                                (OR SUB-ADVISER(S),
 CLASS PORTFOLIO                                                         AS
 NAME                    OBJECTIVE                                       APPLICABLE)
--------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with       .   Pacific
  COMMODITYREALRETURN(R) prudent investment management.                      Investment
  STRATEGY                                                                   Management
  PORTFOLIO                                                                  Company
                                                                             LLC
--------------------------------------------------------------------------------------------------
PIMCO REAL               Seeks maximum real return, consistent with      .   Pacific
  RETURN                 preservation of real capital and prudent            Investment
  PORTFOLIO              investment management.                              Management
                                                                             Company
                                                                             LLC
--------------------------------------------------------------------------------------------------
PIMCO TOTAL              Seeks maximum total return, consistent with     .   Pacific
  RETURN                 preservation of capital and prudent investment      Investment
  PORTFOLIO              management.                                         Management
                                                                             Company
                                                                             LLC
--------------------------------------------------------------------------------------------------

                                                                 INVESTMENT MANAGER
 PROFUNDS                                                         (OR SUB-ADVISER(S),
 VP PORTFOLIO                                                    AS
 NAME           OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------
PROFUND VP      Seeks investment results, before fees and        .   ProFund
  BIOTECHNOLOGY expenses, that correspond to the performance of      Advisors
                the Dow Jones U.S. Biotechnology/SM /Index.          LLC
------------------------------------------------------------------------------------------

 PUTNAM
 VARIABLE
 TRUST - IB                                                          INVESTMENT
 SHARE                                                               MANAGER (OR
 CLASS PORTFOLIO                                                     SUB-ADVISER(S), AS
 NAME             OBJECTIVE                                          APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT         Seeks as high a level of current income as Putnam  .   Putnam
  DIVERSIFIED     Investment Management, LLC believes is                 Investment
  INCOME          consistent with preservation of capital.               Management,
  FUND                                                                   LLC
                                                                     .
                                                                         Sub-Manager:
                                                                         Putnam
                                                                         Investments
                                                                         Limited

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 T. ROWE
 PRICE
 EQUITY                                                  INVESTMENT MANAGER
 SERIES,                                                  (OR SUB-ADVISER(S),
 INC. PORTFOLIO                                          AS
 NAME             OBJECTIVE                              APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
T. ROWE           Seeks long-term capital appreciation.  .   T. Rowe
  PRICE                                                      Price
  HEALTH SCIENCES                                            Associates,
  PORTFOLIO                                                  Inc.
  - II
----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER
 VANECK VIP TRUST - S                                                         (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                          AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD    Seeks long-term capital appreciation by investing  .   Van Eck Associates Corporation
  ASSETS FUND             primarily in hard asset securities. Income is a
                          secondary consideration.
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                          INVESTMENT MANAGER
 VANECK VIP TRUST - S      (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD    .   Van Eck Associates Corporation
  ASSETS FUND

-------------------------------------------------------------------------------------------------------



(+)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.

(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)Formerly known as EQ/Real Estate PLUS.
(4)Formerly known as ClearBridge Variable Mid Cap Core.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges.


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2016 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or the Special DCA program. If you wish to fund one or more of the Guaranteed benefits you elected, you may allocate contributions to the Protected Benefit account variable investment options or the Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:


You purchase a Series E contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix IX for additional information regarding certain limitations on contributions that may apply to your contract.


It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.


We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA program time periods do not extend beyond 12 months. This plan of investing does not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series E contract:

..   Special dollar cost averaging;

..   General dollar cost averaging; and

..   Investment simplifier.

The only dollar cost averaging program that is available to fund your Guaranteed benefits is the special dollar cost averaging (the "Special DCA program"). The Special DCA program allows you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Only new contributions may be allocated to the Special DCA program. For information on how the Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAM. Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

                        CONTRACT FEATURES AND BENEFITS

                              -------------------

Under the Special DCA program, the following applies:

..   Initial contributions to the Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into the Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate the Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   You can enroll in a Special DCA program on your contract application or at any time you make a new contribution. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

   For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

..   Contributions to the Special DCA program may be designated for the
    Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of the Special DCA program, 100% of your contribution must be allocated to the account for special dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options.

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER THE SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to the Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section;

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

                        CONTRACT FEATURES AND BENEFITS

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series E contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of the Special DCA program as part of the Systematic transfer program;

..   The Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is the Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit,

                        CONTRACT FEATURES AND BENEFITS
and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through the Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 - 80 and with all contract types. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded and (ii) four years from contract issue. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.


If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.


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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base and lock-in the Roll-up rate for your first two contract years. We refer to this as the GMIB Two-Year Lock. For information on the GMIB Two-Year Lock, see "New business rates" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts; less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series E contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through the special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

                        CONTRACT FEATURES AND BENEFITS

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% under the GMIB Two-Year Lock or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported

                        CONTRACT FEATURES AND BENEFITS
   during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 4% under the GMIB Two-Year Lock or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% under the GMIB Two-Year Lock or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the Lock-in Rate, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates are described further in this section under "New business rates."

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% under the GMIB Two-Year Lock or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral Roll-up rate will not be less than 4% under the GMIB Two-Year Lock or, if greater, the Deferral Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates or Lock-in Rates are in effect will get the new business rates.

These are your Annual Roll-up and Deferral Roll-up Lock-in Rates and they will apply to your contract for two contract years under the GMIB Two-Year Lock. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the Lock-in Rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% under the GMIB Two-Year Lock or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

                        CONTRACT FEATURES AND BENEFITS

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program and any contribution amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.


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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

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THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that

                        CONTRACT FEATURES AND BENEFITS
follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

                        CONTRACT FEATURES AND BENEFITS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840. This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first

                        CONTRACT FEATURES AND BENEFITS
   funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

                        CONTRACT FEATURES AND BENEFITS

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.


If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.


Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series E QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series E QP contract into a Retirement Cornerstone(R) Series E traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date.

(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

ASSET TRANSFER PROGRAM (''ATP'')


If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.


The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If

                        CONTRACT FEATURES AND BENEFITS
the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix VIII for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix VIII later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the

                        CONTRACT FEATURES AND BENEFITS
   contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day and we will not consider your transfer request to be in good order if we receive it on a valuation day. If we receive your transfer form on a valuation day and it is complete, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits. In some cases, the reduction in your benefit bases may be greater than the amount transferred out of the AXA Ultra Conservative Strategy investment option.

Please note that after exercising the ATP exit option, account value may be transferred out of your Protected Benefit account investment options and into the AXA Ultra Conservative Strategy investment option as soon as the next valuation day.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix VIII later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) Series E contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

              ----------------------------------------------------
              GUARANTEED MINIMUM DEATH BENEFIT   SERIES E CONTRACT
              ----------------------------------------------------
              Return of Principal death benefit  Issue Ages 0-80
              -----------------------------------
              Highest Anniversary
              Value death benefit
              -----------------------------------
              RMD Wealth Guard death benefit     Issue Ages 20-68
              ----------------------------------------------------
              The "Greater of" death benefit     Issue Ages 20-65
              ----------------------------------------------------

The "Greater of" death benefit or Return of Principal death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Highest Anniversary Value death benefit is available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. If you elect the GMIB, but do not elect a Guaranteed minimum death benefit, the Return of Principal death benefit will also

                        CONTRACT FEATURES AND BENEFITS
be issued with your contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix IX later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging

FUNDING YOUR GMDB. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals.

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions invested in your
    Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).


If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section.


At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                        CONTRACT FEATURES AND BENEFITS

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA AND QPDC CONTRACTS ONLY)


The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. This benefit base is not an account value or cash value. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.


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AN RMD WITHDRAWAL IS A WITHDRAWAL THAT IS INTENDED TO SATISFY THE LIFETIME REQUIRED MINIMUM DISTRIBUTIONS FROM CERTAIN TAX-FAVORED PLANS AND ARRANGEMENTS SUCH AS TRADITIONAL IRAS UNDER FEDERAL INCOME TAX RULES. SEE "REQUIRED MINIMUM DISTRIBUTIONS" IN THE "TAX INFORMATION" SECTION OF THE PROSPECTUS FOR MORE INFORMATION.
--------------------------------------------------------------------------------

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; LESS

..   A deduction that reflects any Excess RMD withdrawals from the Protected
    Benefit account, or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

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FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT, AN "EXCESS RMD WITHDRAWAL" IS:

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    BEFORE THE CALENDAR YEAR IN WHICH YOU TURN AGE 70 1/2;

..   THE FULL AMOUNT OF ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT TAKEN
    DURING YOUR FIRST CONTRACT YEAR, EVEN IF YOU TURN AGE 70 1/2 DURING THAT YEAR; OR

..   IN ANY YEAR AFTER YOUR FIRST CONTRACT YEAR, THE PORTION OF A WITHDRAWAL
    FROM YOUR PROTECTED BENEFIT ACCOUNT THAT EXCEEDS YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT FOR THE CALENDAR YEAR.
--------------------------------------------------------------------------------

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

RESETS. On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

CALCULATING YOUR RMD WEALTH GUARD WITHDRAWAL AMOUNT. Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See "Required minimum distributions" in the "Tax information" section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

Please note that your RMD Wealth Guard withdrawal amount will be zero:

..   In each year prior to the calendar year in which you turn age 701/2; and

..   During your first contract year, even if you turn age 701/2 during that year.

WITHDRAWALS PRIOR TO AGE 70 1/2 OR DURING YOUR FIRST CONTRACT YEAR. Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis. Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis even if you turn age 70 1/2 during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. THIS PRO RATA REDUCTION TO THE RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF THE RMD WEALTH GUARD DEATH BENEFIT. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals from the Protected Benefit account:

..   prior to the calendar year in which you turn age 701/2; or

..   during your first contract year, even if you turn age 701/2 during the calendar year in which your first contract date anniversary falls will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in "Resets" above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

WITHDRAWALS AT OR AFTER AGE 70 1/2. After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A PRO RATA REDUCTION TO YOUR RMD WEALTH GUARD DEATH BENEFIT BASE COULD BE GREATER THAN THE DOLLAR AMOUNT OF THE WITHDRAWAL AND COULD SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF YOUR RMD WEALTH GUARD DEATH BENEFIT.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to "RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the

                        CONTRACT FEATURES AND BENEFITS

RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.

The RMD Wealth Guard death benefit is only available for traditional IRA and QPDC contracts.

RMD WEALTH GUARD REFUND FEATURE


If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner's death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where


(a)equals your total contributions and transfers to the Protected Benefit account; and

(b)equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see "Withdrawals, payments and transfers of funds out of traditional IRAs" in the "Tax Information" section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts; less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A
PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR
BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.


Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to

                        CONTRACT FEATURES AND BENEFITS
age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. Under the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. See "New business rates" under "Guaranteed minimum income benefit" for more information.

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."


NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

                        CONTRACT FEATURES AND BENEFITS

..   A pro-rated Roll-up amount for any contribution amounts to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE


If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.


WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85.Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

                        CONTRACT FEATURES AND BENEFITS

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT.An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS


Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.


For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.


If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis.


Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

                        CONTRACT FEATURES AND BENEFITS

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 701/2 will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year even if you turn age 701/2 during that year, will reduce your RMD Wealth Guard death benefit on a pro rata basis.

..   The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   Other than during your first contract year, a withdrawal from your
    Protected Benefit account beginning with the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard benefit base.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. The Return of Principal death benefit cannot be dropped prior to funding your Protected Benefit account. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) Series E contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and your contract has been in force for at least four years, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) Series E contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. This right to drop or change your Guaranteed benefits is in addition to any other rights you may have, as described in Appendix I "Dropping or changing your Guaranteed benefits". See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract.

Please note that if you exercise your right to cancel your contract, your refund amount will be returned to you and will not be restored to your Prior Contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in the Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge; and (ii) any optional benefit charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions;

(ii)decreased to reflect withdrawals; or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.


..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the RMD Wealth Guard death benefit and your Protected
    Benefit account value falls to zero, the RMD Wealth Guard death benefit will terminate. You will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account LESS the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus. Your contract will terminate, unless you have amounts allocated to the Investment account. Any remaining RMD payments from the Investment account will continue uninterrupted from the Investment account, beginning in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and

                       DETERMINING YOUR CONTRACT'S VALUE
   benefits" earlier in this Prospectus; and "Tax information" later in the Prospectus for more information.


..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.


..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to the Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the "Greater of" GMDB and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later, until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 69th birthday, or if later, until 90 days after your contract date, subject to the rules and limitations described below:

   -- If you are under age 65, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

   -- If you were age 20-64 on your contract date, and are now age 65 or older, the maximum amount you may transfer to the Protected Benefit account is equal to your Investment account value as of the transaction date minus your total contributions to the Investment account from age 65 through age 68. For purposes of this calculation, "total contributions" excludes contributions you made to the Investment account prior to your first contract date anniversary.

      For example, assume you were 64 1/2 on your contract date, you elected the RMD Wealth Guard death benefit, you are now 68 years old and your Investment account value on the date of your transfer request is $30,000. Further assume that your total contributions to the Investment Account from age 65 to 68 were equal to $20,000, but of that amount $5,000 was contributed before your first contract date anniversary. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options is $15,000 ($30,000 - ($20,000 - $5,000))

   -- If you elected the RMD Wealth Guard death benefit and were age 65-68 on your contract date, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options.

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.


..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary through age 70, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing (using our specific form) through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:.....................................

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in the general dollar cost averaging program.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to the Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to the Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

..   Transfers under a Systematic transfer program are subject to the limitations specified in "Transferring your account value" earlier in this section.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix IX later in this Prospectus for more information.

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                                                                           METHOD OF WITHDRAWAL
                                                             --------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                         CONTRACT                            PLANS/(1)/ PARTIAL MATIC/(2)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
---------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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QP/(3)/                                                         Yes       Yes      No         No         No
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(1)Available for contracts with GMIB only.
(2)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(3)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been

                             ACCESSING YOUR MONEY
made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4% under the GMIB Two-Year Lock.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed

                             ACCESSING YOUR MONEY
interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

You may elect a systematic withdrawal option up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or

                             ACCESSING YOUR MONEY

(iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Required minimum distributions" in "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

                             ACCESSING YOUR MONEY

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDS FOR TRADITIONAL IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account and/or Investment account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. Your RMD Wealth Guard death benefit base will be reduced on a pro rata basis by Excess RMD withdrawals. An Excess RMD withdrawal is any of the following:

..   the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70 1/2;

..   the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70 1/2 during that year; or

..   in any year after your first contract year, the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually.

If you elect the RMD Wealth Guard withdrawal service and had previously elected the systematic withdrawal option, your systematic withdrawal program will be terminated.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, if you convert your traditional IRA to a Roth IRA, before you convert, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals, as discussed below) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

                             ACCESSING YOUR MONEY

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- If you elected the RMD Wealth Guard death benefit and your Protected
      Benefit account falls to zero, you will be eligible for a refund of 10% of your total contributions and transfers to the Protected Benefit account less the dollar amount of any Excess RMD withdrawals you have taken. For more information, see "RMD Wealth Guard Refund feature" in "Contract Features and Benefits" earlier in this Prospectus.

..   If you do not have, or if you have not yet funded the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

                             ACCESSING YOUR MONEY

We can defer payment of any portion of your value in the guaranteed interest option or the Special DCA program, (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series E provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.


You may choose to annuitize your contract at any time, which generally is at least 13 months after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.


In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

                             ACCESSING YOUR MONEY

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date. Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:                   0.80%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:   0.30%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:   0.20%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

                             CHARGES AND EXPENSES

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit, but it must be elected with the Guaranteed minimum income benefit, which does charge a fee. The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to .60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.20% (if you were age 20-64 on your contract date) or 2.00% (if you were age 65-68 on your contract date). See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time

                             CHARGES AND EXPENSES
that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

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For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options (including, if applicable, the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

                             CHARGES AND EXPENSES

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.


The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.


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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested

                           PAYMENT OF DEATH BENEFIT
in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. No subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

   A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

..   For contracts with the Highest Anniversary Value or "Greater of" death benefit, as applicable, the following applies:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 81 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the surviving spouse is age 66 or over on the date of your death, for contracts with the "Greater of" death benefit, that death benefit will be frozen (subject to adjustment) for subsequent contributions and withdrawals) and the charge will be discontinued. However, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

..   For contracts with the RMD Wealth Guard death benefit, the following applies:

   -- We will increase the Protected Benefit account value to equal RMD Wealth
      Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

                           PAYMENT OF DEATH BENEFIT

   -- If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse's age at the time of the owner's death and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

   -- If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in "Appendix IX: Rule regarding contributions to your contract" later in this Prospectus and "Transferring your account value" in "Transferring your money among investment options" earlier in this Prospectus. Specifically, the the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

   -- If the surviving spouse is age 69 or older at the time of the owner's death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

   -- A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

                           PAYMENT OF DEATH BENEFIT

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series E contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract. Only section 1035 exchanges are permitted to fund a Retirement Cornerstone Series E NQ contract. See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

                                TAX INFORMATION

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and


..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series E contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB


If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. We do not currently offer a period certain option without life contingencies. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

                                TAX INFORMATION

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to

                                TAX INFORMATION
choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series E IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

The Retirement Cornerstone(R) Series E traditional IRA contract may be funded only through a direct rollover or transfer of funds from a contract previously issued by us. Partial rollovers or partial direct transfers from eligible Prior Contracts are not permitted. See "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus or "Rollover contributions to this Roth IRA contract" later in this section for more information. Contributions to this contract cannot be made through "regular" IRA contributions out of your current compensation or from any source other than eligible prior Contracts described above. See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other IRAs, including SEP, SIMPLE and SARSEP IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

                                TAX INFORMATION

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding. This is the only type of rollover permitted to be made to a Retirement Cornerstone(R) Series E IRA contract.

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this Section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "ONE-PER-YEAR LIMIT." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that

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are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


ANNUITY PAYMENTS UNDER THE RMD WEALTH GUARD REFUND FEATURE


If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before you reach age 95 or before your death, we will issue you a supplementary contract with the same owner and beneficiary. You will receive periodic refund payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. See "RMD Wealth Guard Refund feature" in "Contract features and benefits" earlier in this Prospectus for additional information.


The payments under the RMD Wealth Guard Refund feature will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning

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Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in

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the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series E Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

All contributions to a Retirement Cornerstone(R) Series E Roth IRA contract must be a direct transfer or rollover contribution. We do not accept regular contributions out of earnings.

See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

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ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make IRA rollover transactions (Roth IRAs or otherwise) only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

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DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

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FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote

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directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

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We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

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Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation

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that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services

                               MORE INFORMATION

Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.


-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series E contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series E QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone(R) Series E QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series E contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, there may be a benefit base adjustment to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in a benefit base adjustment on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series E contract may not be rollover eligible.

For QPDC contracts only: You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking lifetime RMDs, because withdrawals from your Protected Benefit account reduce your RMD Wealth Guard death benefit base on a pro rata basis, until any such time as the QPDC contract is converted to an IRA.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series E contract. The table illustrates the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the table illustrates that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.48)%, 3.52% for the Series E Protected Benefit account variable investment options and (2.6)%, 3.4%, for the Series E Investment account variable investment options.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following table reflects the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.41% for the Protected Benefit account variable investment options and of 0.58% for the Investment account variable investment options, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.52% for the Protected Benefit account variable investment options and 0.47% for the Investment account variable investment options and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options and 0.25% for the Investment account variable investment options. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustration that follows, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES E
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,960  41,360 57,077 60,677  96,037 102,037  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,947  42,766 54,169 61,320  92,116 104,086  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,960  44,220 51,273 61,926  88,233 106,146  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,999  45,724 48,387 62,492  84,386 108,215  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,063  47,278 45,508 63,012  80,571 110,291  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,152  48,886 42,633 63,484  76,785 112,370  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,264  50,548 39,760 63,903  73,024 114,451  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,399  52,267 36,885 64,264  69,284 116,530  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,557  54,044 34,006 64,561  65,563 118,605  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,736  55,881 31,120 64,791  61,856 120,672  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,913  66,049 16,477 64,714  43,390 130,763 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,588  78,068  1,184 61,954  24,772 140,022 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,673  92,273      0 56,430  20,673 148,703       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,118 109,063      0 47,888  18,118 156,951       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------

*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES E
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK



-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,960  41,360 57,091 60,691  96,051 102,051  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    37,947  42,766 54,211 61,363  92,158 104,129  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    36,960  44,220 51,358 62,015  88,319 106,235  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    35,999  45,724 48,531 62,645  84,531 108,368  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,063  47,278 45,728 63,250  80,792 110,528  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,152  48,886 42,946 63,828  77,098 112,714  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,264  50,548 40,184 64,378  73,448 114,926  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,399  52,267 37,439 64,896  69,838 117,163  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,557  54,044 34,710 65,380  66,267 119,423  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    30,736  55,881 31,995 65,827  62,731 121,708  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    26,913  66,049 18,554 67,398  45,467 133,447  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    23,588  78,068  5,160 67,536  28,748 145,604 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    20,673  92,273      0 66,307  20,673 158,580       0 108,367       0 125,627 *$6,668     3,769
-----------------------------------------------------------------------------------------------------------
95     30    18,118 109,063      0 63,683  18,118 172,746       0 108,367       0 145,636   6,668 **$11,390
-----------------------------------------------------------------------------------------------------------


*  Payments of $6,668 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series E contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES E CONTRACT'S FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "We require that the          You are not required to use our forms when
             following types of                making a transaction request. If a written
             communications be on specific     request contains all the information
             forms we provide for that         required to process the request, we will
             purpose (and submitted in the     honor it. Although you are not required to
             manner that the forms specify)"   use our withdrawal request form, if you do
             in "Who is AXA Equitable" and     not specify whether we should process a
             "Effect of Excess withdrawals"    withdrawal that results in an Excess
             in "Contract features and         withdrawal, and the transaction results in
             benefits"                         an Excess withdrawal, we will not process
                                               that request.
             See "Asset transfer program       If you elect the GMIB, the ATP will
             ("ATP")" in "Contract features    commence on the valuation day of your
             and benefits"                     second monthiversary.
             See "Your right to cancel within  If you reside in the state of California
             a certain number of days" in      and you are age 60 or older at the time the
             "Contract features and benefits"  contract is issued, you may return your
                                               Retirement Cornerstone(R) Series E contract
                                               within 30 days from the date that you
                                               receive it and receive a refund as
                                               described below. This is also referred to
                                               as the ''free look'' period.
                                               If you allocate your entire initial
                                               contribution to the EQ/Money Market
                                               variable investment option (and/or
                                               guaranteed interest option, if available),
                                               the amount of your refund will be equal to
                                               your contribution, unless you make a
                                               transfer, in which case the amount of your
                                               refund will be equal to your Total account
                                               value on the date we receive your request
                                               to cancel at our processing office. This
                                               amount could be less than your initial
                                               contribution. If you allocate any portion
                                               of your initial contribution to the
                                               variable investment options (other than the
                                               EQ/Money Market variable investment
                                               option), your refund will be equal to your
                                               Total account value on the date we receive
                                               your request to cancel at our processing
                                               office.
             See ''Transfers of ownership,     Guaranteed benefits do not terminate upon a
             collateral assignments, loans     change of owner or absolute assignment of
             and borrowing'' in ''More         the contract. Guaranteed benefits will
             Information''                     continue to be based on the original
                                               measuring life (i.e., owner, older joint
                                               owner, annuitant, older joint annuitant).
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does not apply.
             transfer in excess of 12
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"
             See "GMIB "no lapse               The no-lapse guarantee will not terminate
             guarantee"" under "Guaranteed     if your aggregate withdrawals from your
             minimum income benefit" in        Protected Benefit account in any contract
             "Contract features and benefits"  year following the contract year in which you first fund your Protected Benefit
                                               Account exceed your Annual Withdrawal
                                               Amount unless the excess withdrawal drives
                                               your account value to zero.
             See "Disruptive transfer          The ability to restrict transfers due to
             activity" in "Transferring your   market timing can only be determined by the
             money among investment options"   underlying fund managers. AXA Equitable's
                                               right to restrict transfers due to market
                                               timing does not apply.
----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Transfer Charge" in          The charge for excessive transfers does not
(CONTINUED)  "Charges and Expenses"            apply.
                                               The ability to reserve the right to impose
                                               a limit on the number of free transfers
                                               does not apply.
             See "Special service charges" in  The charge for third-party transfers or
             "Charges and Expenses"            exchanges does not apply.
                                               The maximum charge for check preparation is
                                               $9 per occurrence.

             See "Misstatement of age" in      We will not deduct interest for any
             "More information"                overpayments made by us due to a
                                               misstatement of age or sex. Any
                                               overpayments will be deducted from future
                                               payments.

             See "Transfers of ownership,      Benefits terminate upon any change of owner
             collateral assignments, loans     who is the measuring life, unless the
             and borrowing" in "More           change of ownership is due to a divorce
             information"                      where the spouse is awarded 100% of the
                                               account value and chooses to continue the
                                               contract in his or her name and meets the
                                               age requirements of the applicable benefit
                                               on the date the change in ownership occurs.
                                               Benefits do not terminate upon assignment.
                                               Your contract cannot be assigned to an
                                               institutional investor or settlement
                                               company, either directly or indirectly, nor
                                               may the ownership be changed to an
                                               institutional investor or settlement
                                               company.
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE     See "Your right to cancel within  If you reside in the state of Delaware, at
             a certain number of days" in      the time the contract was issued, you may
             "Contract features and benefits"  return your Retirement Cornerstone(R)
                                               Series E replacement contract within 20
                                               days from the date you received it and
                                               receive a full refund of your contribution
                                               or cash value, whichever is greater.

             See "Greater of death benefit"    If the Guaranteed minimum income benefit is
             under "Guaranteed benefit         elected or if the Guaranteed minimum income
             charges" in "Charges and          benefit is elected with the Return of
             expenses"                         Principal death benefit, Highest
                                               Anniversary Value death benefit, or
                                               "Greater of" death benefit, the maximum
                                               charge for each benefit is 1.65%. If the
                                               RMD Wealth Guard death benefit is elected
                                               the maximum charge is 1.40%.
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this section,
             contribute to your contract" in   item (ii) regarding the $2,500,000
             "Contract features and benefits"  limitation on contributions is deleted. The remainder of this section is unchanged.

             See "How you can purchase and     We may not discontinue the acceptance of
             contribute to your contract" in   contributions.
             "Contract features and benefits"

             See "When to expect payments" in  For any payment we defer for more than 30
             "Accessing your money"            days, we will pay interest to that payment
                                               based on an annual interest rate that is
                                               equal to, or greater than, the Moody's
                                               Corporate Bond Yield Average Monthly
                                               Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces the first
             option" under "Your annuity       sentence of the second paragraph in this
             payout options" in "Accessing     section:
             your money"

             See "Annuity maturity date"       Requests to start receiving annuity
             under "Your annuity payout        payments before the maturity date must be
             options" in "Accessing your       made in writing at least 30 days prior to
             money"                            the date annuity payments are to begin.

             See "Special service charges" in  The charge for third-party transfer or
             "Charges and expenses"            exchange applies to any transfer or
                                               exchange of your contract, even if it is to
                                               another contract issued by AXA Equitable.
                                               We will not impose a charge for third-party
                                               transfers or exchanges if the contract
                                               owner is age 65 or older at issue.
                                               You can choose the date annuity payments
                                               begin but it may not be earlier than twelve
                                               months from the Retirement Cornerstone(R)
                                               Series E contract date.

             See "Your right to cancel within  If you reside in the state of Florida, you
             a certain number of days" in      may cancel your variable annuity contract
             "Contract features and benefits"  and return it to us within 21 days from the date that you receive it. You will receive
                                               an unconditional refund equal to the
                                               greater of the cash surrender value
                                               provided in the annuity contract, plus any
                                               fees or charges deducted from the
                                               contributions or imposed under the
                                               contract, or a refund of all contributions
                                               paid.
----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "Transferring your account    We may not require a minimum time period
(CONTINUED)  value" in "Transferring your      between transfers or establish a daily
             money among investment options"   maximum transfer limit.

             See "Check preparation charge"    The maximum charge for check preparation is
             under "Special service charges"   $25.
             in "Charges and expenses"

             See "Misstatement of age" in      After the second contract date anniversary,
             "More information"                Guaranteed benefits may not be terminated
                                               for misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will terminate
             collateral assignments, loans     with all transfers of ownership, even with
             and borrowing" in "More           a change of owner from a trust to an
             information"                      individual, unless the change of ownership
                                               is due to a divorce where the spouse is
                                               awarded 100% of the Total account value,
                                               chooses to continue the contract in his or
                                               her name and meets the age requirements of
                                               the applicable rider on the date the change
                                               in ownership occurs.
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit and the RMD
             and RMD Wealth Guard death        Wealth Guard death benefit are not
             benefit in "Definitions of key    available. The only Guaranteed minimum
             terms", in "Guaranteed minimum    death benefits that are available are the
             death benefits" and throughout    Return of Principal death benefit and the
             this Prospectus.                  Highest Anniversary Value death benefit.
                                               Both of these death benefits are available
                                               in combination with the Guaranteed minimum
                                               income benefit. They are also available
                                               without the Guaranteed minimum income
                                               benefit.

             See "GMIB Benefit base" under     For the GMIB, there are caps on the GMIB
             "Guaranteed minimum income        benefit base, which are based on a
             benefit" in "Contract features    percentage of total contributions and
             and benefits"                     transfers to the Protected Benefit account:


                                    Initial      Cap Amount
                                    Funding Age  ----------
                                    -----------
                                    20-49        350% on GMIB benefit base
                                    50+          No Cap on GMIB benefit base

                                 The cap is determined by the age of the
                                 owner at the time of first funding of the
                                 Protected Benefit account. If the
                                 Protected Benefit account is funded at age
                                 50 or greater there is no cap. If the
                                 Protected Benefit account is funded at
                                 ages 20 to 49, the cap percentage is set
                                 to 350% and does not change for the life
                                 of the contract, unless there is a GMIB
                                 benefit base reset at age 50 or greater.
                                 If there is a GMIB benefit base reset at
                                 age 50 or greater, there is no cap,
                                 regardless of the age of the owner at
                                 first funding. If there is a GMIB benefit
                                 base reset prior to age 50, the GMIB
                                 benefit base will be capped at 350%,
                                 multiplied by the Protected Benefit
                                 account value at time of the GMIB benefit
                                 base reset, plus 350% of all contributions
                                 and transfers made to the Protected
                                 Benefit account after the reset. Neither a
                                 GMIB benefit base reset nor withdrawals
                                 from your Protected Benefit account will
                                 lower the cap amount.
  See "Withdrawals treated as    We do not have the right to terminate the
  surrenders" in "Accessing      contract if no contributions are made
  your money"                    during the last three contract years and
                                 the cash value is less than $500.

  See "Your annuity payout       Your choice of annuity payout options
  options" in "Accessing your    includes a straight life fixed income
  money"                         annuity.

  See "Charges and expenses"     Deductions for charges from the guaranteed
                                 interest option and the Special DCA
                                 account are not permitted.
                                 The charge for third-party transfer or
                                 exchange does not apply.
                                 The check preparation charge does not
                                 apply.

  See "Transfers of ownership,   Collateral assignments are not limited to
  collateral assignments, loans  the period prior to the first contract
  and borrowing" in "More        date anniversary. You may assign all or a
  information"                   portion of your NQ contract at any time,
                                 pursuant to the terms described in this
                                 Prospectus.
------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  If you reside in the state of North Dakota
              a certain number of days" in      at the time the contract is issued, you may
              "Contract features and benefits"  return your Retirement Cornerstone(R)
                                                Series E contract within 20 days from the
                                                date that you receive it and receive a full
                                                refund of your contributions or cash value,
                                                whichever is greater.

              See "Your beneficiary and         Amounts allocated to the Guaranteed
              payment of benefit" in "Payment   interest option will continue to earn
              of death benefit"                 interest until the applicable death benefit
                                                is paid. This means that your death benefit
                                                (other than the applicable guaranteed
                                                minimum death benefit) will be increased by
                                                the amount of interest credited to any
                                                assets in the Guaranteed interest option up
                                                until the date on which we pay the death
                                                benefit.
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA                  Available for direct rollovers from U.S.
                                                source 401(a) plans and direct transfers
                                                from the same type of U.S. source IRAs.
              QP (Defined Benefit) contracts    Not Available

              See "Purchase considerations for  We do not offer contracts to charitable
              a charitable remainder trust"     remainder trusts in Puerto Rico.
              under "Owner and annuitant
              requirements" in "Contract
              features and benefits"

              See "How you can make             Specific requirements for purchasing QP
              contributions" in "Contract       contracts in Puerto Rico are outlined below
              features and benefits"            in "Purchase considerations for QP (Defined
                                                Contribution) contracts in Puerto Rico".

              See "Guaranteed minimum income    Restrictions for the GMIB on a Puerto Rico
              benefit" in "Contract features    QPDC contract are described below, under
              and benefits"                     "Purchase considerations for QP (Defined
                                                Contribution) contracts in Puerto Rico",
                                                and in your contract.

              See "Transfers of ownership,      Transfers of ownership of QP contracts are
              collateral assignments, loans     governed by Puerto Rico law. Please consult
              and borrowing" in "More           your tax, legal or plan advisor if you
              information"                      intend to transfer ownership of
                                                your contract.

              "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP (DEFINED
              (Defined Contribution) contracts  CONTRIBUTION) CONTRACTS IN PUERTO RICO:
              in Puerto Rico" -- this section   Trustees who are considering the purchase
              replaces "Appendix II: Purchase   of a Retirement Cornerstone(R) Series E QP
              considerations for QP contracts"  contract in Puerto Rico should discuss with
              in this Prospectus.               their tax, legal and plan advisors whether
                                                this is an appropriate investment vehicle
                                                for the employer's plan. Trustees should
                                                consider whether the plan provisions permit
                                                the investment of plan assets in the QP
                                                contract, the Guaranteed minimum income
                                                benefit, and the payment of death benefits
                                                in accordance with the requirements of
                                                Puerto Rico income tax rules. The QP
                                                contract and this Prospectus should be
                                                reviewed in full, and the following
                                                factors, among others, should be noted.

                                                LIMITS ON CONTRACT OWNERSHIP
                                                .   The QP contract is offered only as a
                                                    funding vehicle to qualified plan
                                                    trusts of single participant defined
                                                    contribution plans that are
                                                    tax-qualified under Puerto Rico law,
                                                    not United States law. The contract is
                                                    not available to US qualified plans or
                                                    to defined benefit plans qualifying
                                                    under Puerto Rico law.
                                                .   The QP contract owner is the qualified
                                                    plan trust. The annuitant under the
                                                    contract is the self-employed Puerto
                                                    Rico resident, who is the sole plan
                                                    participant.

                                                .   This product should not be purchased if
                                                    the self-employed individual
                                                    anticipates having additional employees
                                                    become eligible for the plan. We will
                                                    not allow additional contracts to be
                                                    issued for participants other than the
                                                    original business owner.

                                                .   If the business that sponsors the plan
                                                    adds another employee who becomes
                                                    eligible for the plan, no further
                                                    contributions may be made to the
                                                    contract. If the employer moves the
                                                    funds to another funding vehicle that
                                                    can accommodate more than one employee,
                                                    this move could result in the loss of
                                                    guaranteed benefits in the contract.
-----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------
 STATE           FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------
PUERTO RICO                                        LIMITS ON CONTRIBUTIONS:
(CONTINUED)                                        .   All contributions must be direct
                                                       transfers from other investments within
                                                       an existing qualified plan trust.

                                                   .   Employer payroll contributions are not
                                                       accepted.

                                                   .   Only one additional transfer
                                                       contribution may be made per contract
                                                       year.

                                                   .   Checks written on accounts held in the
                                                       name of the employer instead of the
                                                       plan or the trustee will not be
                                                       accepted.

                                                   .   As mentioned above, if a new employee
                                                       becomes eligible for the plan, the
                                                       trustee will not be permitted to make
                                                       any further contributions to the
                                                       contract established for the original
                                                       business owner.
                                                   LIMITS ON
                                                   PAYMENTS:
                                                   .   Loans are not available under the
                                                       contract.

                                                   .   All payments are made to the plan trust
                                                       as owner, even though the plan
                                                       participant/annuitant is the ultimate
                                                       recipient of the benefit payment.

                                                   .   AXA Equitable does no tax reporting or
                                                       withholding of any kind. The plan
                                                       administrator or trustee will be solely
                                                       responsible for performing or providing
                                                       for all such services.

                                                   .   AXA Equitable does not offer contracts
                                                       that qualify as IRAs under Puerto Rico
                                                       law. The plan trust will exercise the
                                                       GMIB and must continue to hold the
                                                       supplementary contract for the duration
                                                       of the GMIB payments. The contract
                                                       cannot be converted to an IRA.

                                                   PLAN
                                                   TERMINATION:
                                                   .   If the plan participant terminates the
                                                       business, and as a result wishes to
                                                       terminate the plan, the trust would
                                                       have to be kept in existence to receive
                                                       payments. This could create expenses
                                                       for the plan.

                                                   .   If the plan participant terminates the
                                                       plan and the trust is dissolved, or if
                                                       the plan trustee (which may or may not
                                                       be the same as the plan participant) is
                                                       unwilling to accept payment to the plan
                                                       trust for any reason, AXA Equitable
                                                       would have to change the contract from
                                                       a Puerto Rico QP to NQ in order to make
                                                       payments to the individual as the new
                                                       owner. Depending on when this occurs,
                                                       it could be a taxable distribution from
                                                       the plan, with a potential tax of the
                                                       entire account value of the contract.
                                                       Puerto Rico income tax withholding and
                                                       reporting by the plan trustee could
                                                       apply to the distribution transaction.

                                                   .   If the plan trust is receiving GMIB
                                                       payments and the trust is subsequently
                                                       terminated, transforming the contract
                                                       into an individually owned NQ contract,
                                                       the trustee would be responsible for
                                                       the applicable Puerto Rico income tax
                                                       withholding and reporting on the
                                                       present value of the remaining annuity
                                                       payment stream.

                                                   .   AXA Equitable is a U.S. insurance
                                                       company, therefore distributions under
                                                       the NQ contract could be subject to
                                                       United States taxation and withholding
                                                       on a "taxable amount not determined"
                                                       basis.
                                                   We require owners or beneficiaries of
                                                   annuity contracts in Puerto Rico which are
                                                   not individuals to document their status to
                                                   avoid 30% FATCA withholding from
                                                   U.S.-source income.
-------------------------------------------------------------------------------------------------

WASHINGTON D.C.  See "Your right to cancel within  If you reside in the district of
                 a certain number of days" in      Washington, D.C., at the time the contract
                 "Contract features and benefits"  was issued, you may return your Retirement
                                                   Cornerstone (R) Series E replacement
                                                   contract within 10 days from the date you
                                                   received it and receive a refund of your
                                                   Total account value under the contract on
                                                   the day we receive notification to cancel
                                                   the contract.
-------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLES FOR GMIB

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

------------------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST
  END            PROTECTED                                    RETURN OF    ANNIVERSARY
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE     ROLL-UP TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT         BENEFIT      "GREATER OF" BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE                BASE
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/    $130,073
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/    $128,224
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

---------------------------------------------------------------------------------------------

                                 PROTECTED                   PROTECTED
                     ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
      END              NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
OF CONTRACT YEAR AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------------
       0         65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------------
       1         66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------------
       2         67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------------
       3         68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------------
       4         69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------------
       5         70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
       6         71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
       6         71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)

(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------


As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you elected the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in the Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.


First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           15%                    25%
--------------------------------------------------------------------------
            1st                       18%                    28%
--------------------------------------------------------------------------
            2nd                       21%                    31%
--------------------------------------------------------------------------
            3rd                       24%                    34%
--------------------------------------------------------------------------
            4th                       27%                    37%
--------------------------------------------------------------------------
            5th                       30%                    40%
--------------------------------------------------------------------------
            6th                       33%                    43%
--------------------------------------------------------------------------
            7th                       36%                    46%
--------------------------------------------------------------------------
            8th                       39%                    49%
--------------------------------------------------------------------------
            9th                       42%                    52%
--------------------------------------------------------------------------
     10th (and later)                 45%                    55%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 15% on the first day of the first ATP year to 18% on the first day on the second ATP year. The maximum transfer point moves similarly during the first ATP year from 25% on the first day of the first ATP year to 28% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            15%       15.75% 16.5%  17.25%     18%
-------------------------------------------------------------------------------
   Maximum Transfer Point            25%       25.75% 26.5%  27.25%     28%
-------------------------------------------------------------------------------

                                    VIII-1

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            18%        18.75% 19.5%  20.25%     21%
--------------------------------------------------------------------------------
   Maximum Transfer Point            28%        28.75% 29.5%  30.25%     31%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in the Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in the Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

                                    VIII-2

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       25%                                37%                                 45%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 27%                      Minimum = 30%                       Minimum = 33%
                     Maximum = 37%                      Maximum = 40%                       Maximum = 43%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in the
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.37 - 0.3) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current          $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                        (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000         Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra     option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -
                                                        $15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
-------------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of the Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

                                    VIII-3

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

The following is an example of the ATP year set back:

-----------------------------------------------------------------------------------------------------------------------------
                       CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2            CONTRIBUTION/TRANSFER #3
-----------------------------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                  ATP year 4
                                                                   [A = 4]
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS       Contract is in month 3 of the       Contract is now in month 5 of       Contract is now in month 7 of
                  current contract year.              the same contract year.             the same contract year.
                  Total contract year to date         Total contract year to date         Total contract year to date
                  contributions and transfers to the  contributions and transfers to the  contributions and transfers to the
                  Protected Benefit account as of     Protected Benefit account as of     Protected Benefit account as of
                  the valuation day prior to the      the valuation day prior to the      the valuation day prior to the
                  transaction date of the ATP set     transaction date of the ATP set     transaction date of the ATP set
                  back calculation = $0 [B = 0]       back calculation = $300             back calculation = $600
                  The contribution and/or transfer    [B = 300]                           [B = 600]
                  to the Protected Benefit account    The contribution and/or transfer    The contribution and/or transfer
                  on the transaction date of the      to the Protected Benefit account    to the Protected Benefit account
                  ATP set back calculation = $300     on the transaction date of the      on the transaction date of the
                  [C = 300]                           ATP set back calculation = $300     ATP set back calculation =
                  Value of the GMIB benefit base      [C = 300]                           $1,200 [C = 1,200]
                  including the pro rata Roll-up      Value of the GMIB benefit base      Value of the GMIB benefit base
                  amount as of the valuation day      including the pro rata Roll-up      including the pro rata Roll-up
                  prior to the ATP set back           amount as of the valuation day      amount as of the valuation day
                  calculation = $616.92               prior to the ATP set back           prior to the ATP set back
                  [D = 616.92]                        calculation = $926.11               calculation = $1,238.41
                                                      [D = 926.11]                        [D = 1,238.41]
-----------------------------------------------------------------------------------------------------------------------------

                                    VIII-4

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

---------------------------------------------------------------------------------------------------
                         CONTRIBUTION/TRANSFER #1 CONTRIBUTION/TRANSFER #2 CONTRIBUTION/TRANSFER #3
---------------------------------------------------------------------------------------------------
ATP YEAR SET BACK        (4-1) X (0 +300) = 0.98  (4-1) X (300 +300) =     (4-1) X (600 +1200) =
   (A - 1) X (B + C)       616.92 + 300           1.47                     2.21
         D + C           Rounded to the nearest      926.11 + 300            1,238.41 + 1200
                         whole year = 1           Rounded to the nearest   Rounded to the nearest
                                                  whole year = 1           whole year = 2
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
NEW ATP YEAR             New ATP year = 4-1 = 3   New ATP year = 4-1 = 3   New ATP year = 4-2 = 2
Current ATP year - ATP   (ATP year is set back    (ATP year has already    (ATP year is set back
year set back = New ATP  by 1)                    been set back to year    by 1 additional year)
year                     NEW ATP YEAR = 3         3. No additional set     NEW ATP YEAR = 2
                                                  back will occur.)
---------------------------------------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the sixth month of the fifth ATP year. The number of completed months in the current ATP year is five. The minimum transfer point is 28.5%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(27% + 30%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $150,000 Highest Anniversary Value benefit base is $125,000, Roll-up to age 85 benefit base is $150,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($150,000) is the greater of the Highest Anniversary Value benefit base ($125,000) and the Roll-up to age 85 benefit base ($150,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,750 (=5%X$150,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,750              = $127,686
                      -------------------
                       1 - .285 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($125,000), as the new benefit base ($127,686) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($127,686), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($127,686), as it is the greater of the Highest Anniversary Value benefit base ($125,000) and the Roll-up to age 85 benefit base ($127,686).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $145,000 ($125,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $147,686 ($127,686 + $20,000).

                                    VIII-5

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 9% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,792              = $153,932
                      -------------------
                       1 -0.285 + 0.023

Your GMIB benefit base is adjusted to $153,932.

                                    VIII-6

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series E and types.


-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $500
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only source of contributions that is permitted to be made to a contract is a 1035 exchange from a Prior Contract.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $50
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior
                             Contract.
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement annuity contract issued by us, including SEP, SIMPLE or SARSEP IRAs.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement annuity contract issued by us, including
                             SEP, SIMPLE or SARSEP IRAs.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         .   Contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 64, or if later, until your first contract date anniversary (If you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age 65-68 on your contract date). If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a
                             withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your
                             Protected Benefit account.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $50
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior
                             Contract.
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $500
CONTRIBUTION AMOUNT (IF
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only source of contributions that is permitted to be made to a contract is a transfer from a Prior Contract. The Prior
                             Contract which is the source of the transfer must be owned by the same existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   A separate QP contract must be established for each plan
ON CONTRIBUTIONS TO THE      participant, even defined benefit plan participants.
CONTRACT/(1)/            .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your contract, which are allocated to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age
                             64, or if later, until your first contract date anniversary (If you were age 20-64 on your contract date); or through age 68, or if later, until 90 days after your contract date (if you were age
                             65-68 on your contract date). If you do not elect the RMD Wealth
                             Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to your
                             Protected Benefit account.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix X: Exchange program

--------------------------------------------------------------------------------


The Retirement Cornerstone(R) Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone(R) Series E contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes.


The charts set forth in this Appendix provide a summary comparison of some of the important features of Prior Contracts and the Retirement Cornerstone(R) Series E contract. It is important to note that we did not provide disclosures of guaranteed benefits that may have been available under a Prior Contract, since you would not be eligible to exchange to a Retirement Cornerstone(R) Series E contract if you elected one or more of the guaranteed benefits. You should not rely solely on the information contained in the charts in examining the differences between your existing contract and the Retirement Cornerstone(R) Series E contract. There may be other differences important for you to consider prior to exchanging to a Retirement Cornerstone(R) Series E contract. You should read the Prospectus and other information related to your existing contract prior to exchanging to a Retirement Cornerstone(R) Series E contract. Please note, these charts do not create or modify any existing rights or benefits, all of which are only established by your existing contract.


You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone(R) Series E contract. Under this exchange program, among other conditions, the Prior Contract cannot have elected a living or guaranteed benefit nor have any remaining or outstanding withdrawal charges. The account value attributable to your existing contract would not be subject to any withdrawal charge under a Retirement Cornerstone(R) Series E contract, but would be subject to all other charges and fees under a Retirement Cornerstone(R) Series E contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone(R) Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law. For information of eligible Prior Contracts, see "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus. If you are considering exchanging your Prior Contract for a Retirement Cornerstone(R) Series E contract, please contact your financial professional, who will be able to explain the benefits and features of this contract and provide you with the proper forms and application necessary to complete the transaction.

                         APPENDIX X: EXCHANGE PROGRAM

           A. THE ACCUMULATOR(R) SERIES ('02/'04 THROUGH SERIES 9.0)

----------------------------------------------------------------------------------------------------
                         PRIOR CONTRACTS                                       NEW CONTRACT
----------------------------------------------------------------------------------------------------
 THE ACCUMULATOR(R) SERIES ('02/'04          THE ACCUMULATOR(R)          RETIREMENT
 THROUGH SERIES'07/'07.5) FOR:               SERIES (8.0/8.2/8.3)        CORNERSTONE(R) SERIES E
 ACCUMULATOR(R); ACCUMULATOR(R)              THROUGH SERIES 9.0) FOR:
 PLUS/SM/; ACCUMULATOR(R) ELITE/SM/; AND     ACCUMULATOR(R);
 ACCUMULATOR(R) SELECT/ SM/ SERIES/1/        ACCUMULATOR(R) PLUS/SM/;
                                             ACCUMULATOR(R)
                                             ELITE/SM/; AND
                                             ACCUMULATOR(R)
                                             SELECT/SM/ SERIES/1/
----------------------------------------------------------------------------------------------------
Annual           If your account    $30      If your account    $30      If your account    $30
Administrative   value on a                  value on a                  value on a
Charge:          contract date               contract date               contract date
                 anniversary is              anniversary is              anniversary is
                 less than                   less than                   less than
                 $50,000/2,3/.               $50,000/2,3/.               $50,000/2,3/.

                 If your account    $0       If your account    $0       If your account    $0
                 value on a                  value on a                  value on a
                 contract date               contract date               contract date
                 anniversary is              anniversary is              anniversary is
                 $50,000 or                  $50,000 or                  $50,000 or
                 more/2/.                    more/2/.                    more/2/.
----------------------------------------------------------------------------------------------------
Total Separate        1.25% - 1.70%               1.30% - 1.70%                   1.30%
Account Annual
Expenses:
----------------------------------------------------------------------------------------------------
Death Benefit:   The greater of: (i) your    The greater of: (i) your    For the purposes of
                 account value (without      account value, less any     determining the death
                 adjustment for any          outstanding loan balance    benefit under your
                 otherwise applicable        plus accrued interest,      Retirement
                 negative market value       if applicable, as of the    Cornerstone(R) Series E
                 adjustment), less any       date we receive             contract, we treat your
                 outstanding loan balance    satisfactory proof of       Investment account and
                 plus accrued interest as    death, any required         any Guaranteed minimum
                 of the date we receive      instructions,               death benefit funded by
                 satisfactory proof of       information and forms       your Protected Benefit
                 death, any required         necessary to effect         account differently.
                 instructions,               payment; and (ii) your
                 information and forms       total contributions,        The death benefit in
                 necessary to effect         adjusted for withdrawals    connection with your
                 payment; and (ii) your      and any withdrawal          Investment account is
                 total contributions,        charges and any taxes       equal to your Investment
                 adjusted for withdrawals    that may apply, less any    account value as of the
                 and any withdrawal          outstanding loan            date we receive
                 charges and any taxes       balance plus accrued        satisfactory proof of
                 that may apply, less any    interest.                   death, any required
                 outstanding loan balance                                instructions for the
                 plus accrued interest.                                  method of payment, and
                                                                         any required information
                                                                         and forms necessary to
                                                                         effect payment. The
                                                                         death benefit payable in
                                                                         connection with your
                                                                         Protected Benefit
                                                                         account will be based on
                                                                         the greater of (i) your
                                                                         Protected Benefit
                                                                         account value, and (ii)
                                                                         the benefit base of your
                                                                         Guaranteed minimum death
                                                                         benefit.
----------------------------------------------------------------------------------------------------
Return of               No Charge                   No Charge             No Additional Charge*
Principal                                                                *PLEASE BE ADVISED THAT
Death Benefit                                                            THE RETURN OF PRINCIPAL
Charge/4/:                                                               DEATH BENEFIT DOES NOT
                                                                         HAVE AN ADDITIONAL
                                                                         CHARGE, BUT THIS
                                                                         GUARANTEED BENEFIT MUST
                                                                         BE ELECTED IN
                                                                         COMBINATION WITH THE
                                                                         GUARANTEED MINIMUM
                                                                         INCOME BENEFIT, WHICH
                                                                         DOES HAVE A CHARGE.
----------------------------------------------------------------------------------------------------
Highest               Not Applicable              Not Applicable            0.35% (current and
Anniversary                                                                      maximum)
Value Death
Benefit
Charge/4/:
----------------------------------------------------------------------------------------------------
"Greater of"          Not Applicable              Not Applicable             1.15% (current)
Death Benefit                                                                2.30% (maximum)
Charge/4/:
----------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-------------------------------------------------------------------------------------------------------------------
                        PRIOR CONTRACTS                                                NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------
 THE                                                              THE                 RETIREMENT
 ACCUMULATOR(R)                                                   ACCUMULATOR(R)      CORNERSTONE(R)
 SERIES ('02/'04                                                  SERIES              SERIES E
 THROUGH                                                          (8.0/8.2/8.3)
 SERIES'07/'07.5)                                                 THROUGH
 FOR:                                                             SERIES 9.0)
 ACCUMULATOR(R);                                                  FOR:
 ACCUMULATOR(R)                                                   ACCUMULATOR(R);
 PLUS/SM/;                                                        ACCUMULATOR(R)
 ACCUMULATOR(R)                                                   PLUS/SM/;
 ELITE/SM/; AND                                                   ACCUMULATOR(R)
 ACCUMULATOR(R)                                                   ELITE/SM/;
 SELECT/ SM/                                                      AND
 SERIES/1/                                                        ACCUMULATOR(R)
                                                                  SELECT/SM/
                                                                  SERIES/1/
-------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death Benefit           Not Applicable               Not             Maximum  1.20%
Charge/4/:                                                        Applicable                   (for
                                                                                               issue
                                                                                               ages
                                                                                               20-64)
                                                                                               2.00%
                                                                                               (for
                                                                                               issue
                                                                                               ages
                                                                                               65-68)
                                                                                      Current  0.60%
                                                                                               (for
                                                                                               issue
                                                                                               ages
                                                                                               20-64)
                                                                                               1.00%
                                                                                               (for
                                                                                               issue
                                                                                               ages
                                                                                               65-68)
-------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income                Not Applicable               Not             1.15% (current)
Benefit Charge/4/:                                                Applicable          2.30% (maximum)
-------------------------------------------------------------------------------------------------------------------
Lifetime Minimum Guaranteed                 1% - 3%                 1% - 3%                  1%
Interest Rate in the Guaranteed
Interest Option:
-------------------------------------------------------------------------------------------------------------------
Loan Features (if your                                              Yes for
employer's plan permits):                     Yes                 Accumulator(R)             No
                                                                    Series
                                                                  8.0/8.2/8.3
                                                                  --------------------
                                                                    No for
                                                                  Accumulator(R)
                                                                  Series 9.0
-                                       -                         ---------------------
Fixed Maturity Options/5/:                    Yes                     No                     No
-------------------------------------------------------------------------------------------------------------------
Variable Investment Options with         Not Applicable               Not                    7
your Protected Benefit Account/6/:                                Applicable          Various Classes
-------------------------------------------------------------------------------------------------------------------
Variable Investment Options with               37                    23-36                  109
your Investment Account/6/:             Classes B and IB           Classes B          Various Classes
                                                                    and IB
                                                                    (Series
                                                                  8.0/8.2/8.3)
                                                                   Class IB
                                                                  (Series 9.0)
-------------------------------------------------------------------------------------------------------------------
Sources of Permitted Subsequent         .   Full or               .   Full or         .   Full
Contributions                               partial                   partial             exchange,
                                            exchange,                 exchange,           rollover or
                                            rollover or               rollover            direct
                                            direct                    or                  transfer
                                            transfer                  direct              from a Prior
                                            from another              transfer            Contract
                                            annuity                   from
                                            contract or               another
                                            other                     annuity
                                            eligible                  contract
                                            investment                or
                                        .   After tax                 other
                                            check                     eligible
                                                                      investment
                                                                  .   After
                                                                      tax
                                                                      check
-------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

---------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                     NEW CONTRACT
---------------------------------------------------------------------------------------------------
 INCOME MANAGER /SM/ ACCUMULATOR;              INCOME MANAGER/ SM/      RETIREMENT
 INCOME MANAGER/ SM/ ROLLOVER IRA; INCOME      ACCUMULATOR (YEAR         CORNERSTONE(R)
 MANAGER/ SM/ ROLLOVER IRA & CHOICE INCOME     1996); INCOME MANAGER/    SERIES E
 PLAN (YEAR 1995)/1 /                          SM/ ROLLOVER IRA AND
                                               THE CHOICE INCOME PLAN
                                               (YEAR 1996);
                                               ACCUMULATOR (IRA AND
                                               NQ) (YEAR 1997);
                                               ACCUMULATOR/SM/
                                               SELECT/ /(IRA AND NQ)
                                               (YEAR 1997);
                                               ACCUMULATOR/ SM/
                                               (IRA,NQ AND QP) (YEAR
                                               1998); ACCUMULATOR/SM/
                                               SELECT/ /(IRA, NQ AND
                                               QP) (YEAR 1998)/1 /
---------------------------------------------------------------------------------------------------
Annual Contract    If the initial     $30               None            If your account    $30
Fee:               contribution is                                      value on a
                   less than                                            contract date
                   $25,000.                                             anniversary is
                                                                        less than
                                                                        $50,000/2,3/.

                   If the initial     $0                                If your account    $0
                   contribution is                                      value on a
                   more                                                 contract date
                   than $25,000.                                        anniversary is
                                                                        $50,000 or
                                                                        more/2/.
---------------------------------------------------------------------------------------------------
Total Separate              1.15%                   1.20%-1.60%                  1.30%
Account Annual
Expenses:
---------------------------------------------------------------------------------------------------
Death Benefit:     The death benefit is         The death benefit is    For the purposes of
                   equal to the return of       equal to the return     determining the death
                   your account value as of     of your account value   benefit under your
                   the date we receive          as of the date we       Retirement
                   satisfactory proof of        receive satisfactory    Cornerstone(R) Series E
                   death and all                proof of death and      contract, we treat your
                   information and forms        all information and     Investment account and
                   necessary to effect          forms necessary to      any Guaranteed minimum
                   payment.                     effect payment.         death benefit funded by
                                                                        your Protected Benefit
                                                                        account differently.

                                                                        The death benefit in
                                                                        connection with your
                                                                        Investment account is
                                                                        equal to your Investment
                                                                        account value as of the
                                                                        date we receive
                                                                        satisfactory proof of
                                                                        death, any required
                                                                        instructions for the
                                                                        method of payment, and
                                                                        any required information
                                                                        and forms necessary to
                                                                        effect payment. The
                                                                        death benefit payable in
                                                                        connection with your
                                                                        Protected Benefit
                                                                        account will be based on
                                                                        the greater of (i) your
                                                                        Protected Benefit
                                                                        account value, and (ii)
                                                                        the benefit base of your
                                                                        Guaranteed minimum death
                                                                        benefit.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Return of               Not Applicable             Not Applicable        No Additional Charge*
Principal Death                                                         *PLEASE BE ADVISED THAT
Benefit                                                                 THE RETURN OF PRINCIPAL
Charge/4/:                                                              DEATH BENEFIT DOES NOT
                                                                        HAVE AN ADDITIONAL
                                                                        CHARGE, BUT THIS
                                                                        GUARANTEED BENEFIT MUST
                                                                        BE ELECTED IN
                                                                        COMBINATION WITH THE
                                                                        GUARANTEED MINIMUM
                                                                        INCOME BENEFIT, WHICH
                                                                        DOES HAVE A CHARGE.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Highest                 Not Applicable             Not Applicable          0.35% (current and
Anniversary                                                                     maximum)
Value Death
Benefit
Charge/4/:
---------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

------------------------------------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                               NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------
 INCOME MANAGER/SM/                         INCOME MANAGER/SM/ ACCUMULATOR         RETIREMENT
 ACCUMULATOR; INCOME                        (YEAR 1996); INCOME MANAGER/SM/        CORNERSTONE(R) SERIES E
 MANAGER/SM/ ROLLOVER IRA;                  ROLLOVER IRA AND THE CHOICE INCOME
 INCOME MANAGER/SM/ ROLLOVER                PLAN (YEAR 1996); ACCUMULATOR (IRA
 IRA & CHOICE INCOME PLAN (YEAR             AND NQ) (YEAR 1997);
 1995)/1 /                                  ACCUMULATOR/SM/ SELECT/ /(IRA AND
                                            NQ) (YEAR 1997); ACCUMULATOR/SM/
                                            (IRA,NQ AND QP) (YEAR 1998);
                                            ACCUMULATOR/SM/ SELECT/ /(IRA, NQ
                                            AND QP) (YEAR 1998)/1 /
------------------------------------------------------------------------------------------------------------------------------
"Greater of"         Not Applicable                   Not Applicable                   1.15% (current)
Death Benefit                                                                          2.30% (maximum)
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
RMD Wealth           Not Applicable                   Not Applicable               Maximum  1.20% (for
Guard Death                                                                                 issue ages
Benefit                                                                                     20-64)
Charge/4/:                                                                                  2.00% (for
                                                                                            issue ages
                                                                                            65-68)
                                                                                   Current  0.60% (for
                                                                                            issue ages
                                                                                            20-64)
                                                                                            1.00% (for
                                                                                            issue ages
                                                                                            65-68)
------------------------------------------------------------------------------------------------------------------------------
Guaranteed           Not Applicable                   Not Applicable                   1.15% (current)
Minimum Income                                                                         2.30% (maximum)
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
Lifetime                   3%                               3%                               1%
Minimum
Guaranteed
Interest Rate
in the
Guaranteed
Interest
Option:
------------------------------------------------------------------------------------------------------------------------------
Loan Features              No                               No                               No
(if
your employer's
plan permits):
------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity             No                               No                               No
Options/5/:
------------------------------------------------------------------------------------------------------------------------------
Variable             Not Applicable                   Not Applicable                          7
Investment                                                                             Various Classes
Options with
your Protected
Benefit
Account/6/:
------------------------------------------------------------------------------------------------------------------------------
Variable                   9                               6-24                              109
Investment                                                                             Various Classes
Options with
your
Investment
Account/6/:
------------------------------------------------------------------------------------------------------------------------------
Sources of          .   Full or             .   Full or partial exchange,          .   Full exchange,
Permitted               partial                 rollover or direct transfer            rollover or direct
Subsequent              exchange,               from another annuity contract          transfer from a
Contributions           rollover or             or other eligible investment           Prior Contract
                        direct              .   After tax check
                        transfer from
                        another
                        annuity
                        contract or
                        other
                        eligible
                        investment
                    .   After tax
                        check
------------------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

-------------------------------------------------------------------------------------------------------------------
                             PRIOR CONTRACTS                                              NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR/ SM/ (YEARS 1999, 2000 AND 2001)/1 /     ACCUMULATOR SELECT/SM/    RETIREMENT CORNERSTONE(R) SERIES
                                                      (YEARS 1999 AND 2000)/ 1/ E
-------------------------------------------------------------------------------------------------------------------
Annual            If the account value on    $30                None            If your account value on   $30
Contract Fee:     a contract date            $0                                 a contract date            $0
                  anniversary is less is                                        anniversary is less than
                  less than $25,000.                                            $50,000/2,3/.
                  If the account value on                                       If your account value on
                  a contract date                                               a contract date
                  anniversary is less is                                        anniversary is $50,000
                  more than $25,000.                                            or more/2/.
-------------------------------------------------------------------------------------------------------------------
Total Separate             1.35% - 1.65%                    1.60% - 170%                     1.30%
Account Annual
Expenses:
-------------------------------------------------------------------------------------------------------------------
Death Benefit:    The greater of: (i) your account    The greater of: (i) your  For the purposes of determining
                  value, less any outstanding loan    account value, less any   the death benefit under your
                  balance plus accrued interest as    outstanding loan balance  Retirement Cornerstone(R) Series
                  of the date we receive              plus accrued interest as  E contract, we treat your
                  satisfactory proof of death, any    of the date we receive    Invest-ment account and any
                  required instructions,              satisfactory proof of     Guaranteed minimum death benefit
                  information and forms necessary     death, any required       funded by your Protected Benefit
                  to effect payment; and (ii) your    instructions,             account differently.
                  total contributions, adjusted       information and forms     The death benefit in connection
                  for withdrawals and any             necessary to effect       with your Investment account is
                  withdrawal charges and any taxes    payment; and (ii) your    equal to your Investment account
                  that may apply, less any            total contributions,      value as of the date we receive
                  outstanding loan balance plus       adjusted for              satisfactory proof of death, any
                  accrued interest.                   with-drawals and any      required instructions for the
                                                      withdrawal charges and    method of payment, and any
                                                      any taxes that may        required information and forms
                                                      apply, less any           necessary to effect payment. The
                                                      outstanding loan balance  death benefit payable in
                                                      plus accrued interest.    con-nection with your Protected
                                                                                Benefit account will be based on
                                                                                the greater of (i) your
                                                                                Protected Benefit account value,
                                                                                and (ii) the benefit base of
                                                                                your Guaranteed minimum death
                                                                                benefit.
-------------------------------------------------------------------------------------------------------------------
Return of                  Not Applicable                  Not Applicable            No Additional Charge*
Principal                                                                       *PLEASE BE ADVISED THAT THE
Death Benefit                                                                   RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                      BENEFIT DOES NOT HAVE AN
                                                                                ADDITIONAL CHARGE, BUT THIS
                                                                                GUARANTEED BENEFIT MUST BE
                                                                                ELECTED IN COMBINATION WITH THE
                                                                                GUARANTEED MINIMUM INCOME
                                                                                BENEFIT, WHICH DOES HAVE A
                                                                                CHARGE.
-------------------------------------------------------------------------------------------------------------------
Highest                    Not Applicable                  Not Applicable         0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
"Greater of"               Not Applicable                  Not Applicable               1.15% (current)
Death Benefit                                                                           2.30% (maximum)
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
RMD Wealth                 Not Applicable                  Not Applicable       Maximum  1.20% (for issue ages
Guard Death                                                                              20-64)
Benefit                                                                                  2.00% (for issue ages
Charge/4/:                                                                               65-68)
                                                                                Current  0.60% (for issue ages
                                                                                         20-64)
                                                                                         1.00% (for issue ages
                                                                                         65-68)
-------------------------------------------------------------------------------------------------------------------
Guaranteed                 Not Applicable                  Not Applicable               1.15% (current)
Minimum Income                                                                          2.30% (maximum)
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

---------------------------------------------------------------------------------------------------------------------------
                       PRIOR CONTRACTS                                                  NEW CONTRACT
---------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR/ SM/ (YEARS 1999, 2000 AND                    ACCUMULATOR              RETIREMENT
 2001)/1 /                                                 SELECT/SM/ (YEARS        CORNERSTONE(R)
                                                           1999 AND 2000)/ 1/       SERIES E
---------------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                   3%                              No                        1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
---------------------------------------------------------------------------------------------------------------------------
Loan Features (if                  Yes                             Yes                       No
your employer's
plan permits):
---------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                     Yes                             Yes                       No
Options/5/:
---------------------------------------------------------------------------------------------------------------------------
Variable Investment          Not Applicable                  Not Applicable                   7
Options with your                                                                      Various Classes
Protected Benefit
Account/6/:
---------------------------------------------------------------------------------------------------------------------------
Variable Investment              26 - 32                         22 - 31                     109
Options with your                                                                      Various Classes
Investment
Account/6/:
---------------------------------------------------------------------------------------------------------------------------
Sources of                .   Full or partial              .   Full or partial      .   Full exchange,
Permitted                     exchange,                        exchange,                rollover or
Subsequent                    rollover or                      rollover or              direct transfer
Contributions                 direct transfer                  direct transfer          from a Prior
                              from another                     from another             Contract
                              annuity contract                 annuity
                              or other eligible                contract or
                              investment                       other eligible
                          .   After tax check                  investment
                                                           .   After tax check

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

------------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                     NEW CONTRACT
------------------------------------------------------------------------------------------------------
 ACCUMULATOR PLUS/SM/ (YEAR 1999)/1/         ACCUMULATOR PLUS/SM/    RETIREMENT CORNERSTONE(R)
                                             (YEARS 2000 AND         SERIES E
                                             2001)/1/
------------------------------------------------------------------------------------------------------
Annual Contract Fee:          None                    None            If your account value    $30
                                                                      on a contract date
                                                                      anniversary is less
                                                                      than $50,000/2,3/.

                                                                      If your account value    $0
                                                                      on a contract date
                                                                      anniversary is
                                                                      $50,000 or more/2/.
-                    ---------------------------------------------------------------------------------
Total Separate               1.60%                1.60%-1.70%                    1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------
Death Benefit:       The death benefit is     The greater of: (i)     For the purposes of
                     equal to the return of   your account value,     determining the death benefit
                     your account value as    less any outstanding    under your Retirement
                     of the date we receive   loan balance plus       Cornerstone(R) Series E
                     satisfactory proof of    accrued interest as     contract, we treat your
                     death and all            of the date we          Investment account and any
                     information and forms    receive                 Guaranteed minimum death
                     necessary to effect      sat- isfactory proof    benefit funded by your
                     payment.                 of death, any           Protected Benefit account
                                              required                differently.
                                              instructions,
                                              information and forms   The death benefit in
                                              necessary to effect     connection with your
                                              payment; and (ii)       Investment account is equal
                                              your total              to your Investment account
                                              con- tributions,        value as of the date we
                                              adjusted for            receive satisfactory proof of
                                              withdrawals and any     death, any required
                                              withdrawal charges      instructions for the method
                                              and any taxes that      of payment, and any required
                                              may apply, less any     information and forms
                                              outstanding loan        necessary to effect payment.
                                              balance plus accrued    The death benefit payable in
                                              interest.               connection with your
                                                                      Protected Benefit account
                                                                      will be based on the greater
                                                                      of (i) your Protected Benefit
                                                                      account value, and (ii) the
                                                                      benefit base of your
                                                                      Guaranteed minimum death
                                                                      benefit.
------------------------------------------------------------------------------------------------------
Return of Principal      Not Applicable          Not Applicable          No Additional Charge*
Death Benefit                                                        *PLEASE BE ADVISED THAT THE
Charge/4/:                                                           RETURN OF PRINCIPAL DEATH
                                                                     BENEFIT DOES NOT HAVE AN
                                                                     ADDITIONAL CHARGE, BUT THIS
                                                                     GUARANTEED BENEFIT MUST BE
                                                                     ELECTED IN COMBINATION WITH
                                                                     THE GUARANTEED MINIMUM INCOME
                                                                     BENEFIT, WHICH DOES HAVE A
                                                                     CHARGE.
------------------------------------------------------------------------------------------------------
Highest Anniversary      Not Applicable          Not Applicable       0.35% (current and maximum)
Value Death Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------
"Greater of" Death       Not Applicable          Not Applicable             1.15% (current)
Benefit Charge/4/:                                                          2.30% (maximum)

                         APPENDIX X: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                        NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR PLUS/SM/ (YEAR 1999)/1/             ACCUMULATOR PLUS/SM/       RETIREMENT CORNERSTONE(R)
                                                 (YEARS 2000 AND 2001)/1/   SERIES E
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard           Not Applicable             Not Applicable        Maximum  1.20% (for issue
Death Benefit                                                                        ages 20-64)
Charge/4/:                                                                           2.00% (for issue
                                                                                     ages 65-68)
                                                                            Current  0.60% (for issue
                                                                                     ages 20-64)
                                                                                     1.00% (for issue
                                                                                     ages 65-68)
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum         Not Applicable             Not Applicable             1.15% (current)
Income Benefit                                                                   2.30% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                 No                         No                          1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
-----------------------------------------------------------------------------------------------------------------------------
Loan Features (if                No                        Yes                          No
your employer's
plan permits):
-----------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                   No                         No                          No
Options/5/:
-----------------------------------------------------------------------------------------------------------------------------
Variable Investment        Not Applicable             Not Applicable                    7
Options with your                                                                Various Classes
Protected Benefit
Account/6/:
-----------------------------------------------------------------------------------------------------------------------------
Variable Investment              28                       31-32                        109
Options with your                                                                Various Classes
Investment
Account/6/:
-----------------------------------------------------------------------------------------------------------------------------
Sources of            .   Full or partial        .   Full or partial        .   Full exchange,
Permitted                 exchange, rollover         exchange, rollover         rollover or direct
Subsequent                or direct transfer         or direct transfer         transfer from a Prior
Contributions             from another annuity       from another annuity       Contract
                          contract or other          contract or other
                          eligible investment        eligible investment
                      .   After tax check        .   After tax check

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

--------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
--------------------------------------------------------------------------------------------------------
 ACCUMULATOR(R) ELITE/SM/ (YEAR 2001)                 RETIREMENT CORNERSTONE(R) SERIES E
--------------------------------------------------------------------------------------------------------
Annual Contract Fee:                None              If your account value on a             $30
                                                      contract date anniversary is
                                                      less than $50,000/2,3/.

                                                      If your account value on a             $0
                                                      contract date anniversary is
                                                      $50,000 or more/2/.
--------------------------------------------------------------------------------------------------------
Total Separate Account             1.60%                               1.30%
Annual Expenses:
--------------------------------------------------------------------------------------------------------
Death Benefit:            The death benefit is        For the purposes of determining the
                          equal to the return of      death benefit under your Retirement
                          your account value as of    Cornerstone(R) Series E contract, we
                          the date we receive         treat your Investment account and any
                          satisfactory proof of       Guaranteed minimum death benefit funded
                          death and all information   by your Protected Benefit account
                          and forms necessary to      differently.
                          effect payment.
                                                      The death benefit in connection with
                                                      your Investment account is equal to your
                                                      Investment account value as of the date
                                                      we receive satisfactory proof of death,
                                                      any required instructions for the method
                                                      of payment, and any required information
                                                      and forms necessary to effect payment.
                                                      The death benefit payable in connection
                                                      with your Protected Benefit account will
                                                      be based on the greater of (i) your
                                                      Protected Benefit account value, and
                                                      (ii) the benefit base of your Guaranteed
                                                      minimum death benefit.
--------------------------------------------------------------------------------------------------------
Return of Principal            Not Applicable                  No Additional Charge*
Death Benefit                                         *PLEASE BE ADVISED THAT THE RETURN OF
Charge/4/:                                            PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
                                                      ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                      BENEFIT MUST BE ELECTED IN COMBINATION
                                                      WITH THE GUARANTEED MINI-MUM INCOME
                                                      BENEFIT, WHICH DOES HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------
Highest Anniversary            Not Applicable               0.35% (current and maximum)
Value Death Benefit
Charge/4/:
--------------------------------------------------------------------------------------------------------
"Greater of" Death             Not Applicable                     1.15% (current)
Benefit Charge/4/:                                                2.30% (maximum)
--------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death         Not Applicable                            Maximum  1.20% (for
Benefit Charge/4/:                                                                issue ages
                                                                                  20-64)
                                                                                  2.00% (for
                                                                                  issue ages
                                                                                  65-68)
                                                                         Current  0.60% (for
                                                                                  issue ages
                                                                                  20-64)
                                                                                  1.00% (for
                                                                                  issue ages
                                                                                  65-68)
--------------------------------------------------------------------------------------------------------
Guaranteed Minimum             Not Applicable                     1.15% (current)
Income Benefit                                                    2.30% (maximum)
Charge/4/:
--------------------------------------------------------------------------------------------------------
Lifetime Minimum                     No                                  1%
Guaranteed Interest
Rate in the Guaranteed
Interest Option:
--------------------------------------------------------------------------------------------------------
Loan Features (if                   Yes                                  No
your employer's plan
permits):
--------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

--------------------------------------------------------------------------------------------------------------------------------
                     PRIOR CONTRACTS                                  NEW CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR(R) ELITE/SM/ (YEAR 2001)                      RETIREMENT CORNERSTONE(R) SERIES E
--------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                        Yes                                   No
Options/5/:
--------------------------------------------------------------------------------------------------------------------------------
Variable Investment              Not Applicable                             7
Options with your                                                    Various Classes
Protected Benefit
Account/6/:
--------------------------------------------------------------------------------------------------------------------------------
Variable Investment                    28                                  109
Options with your                                                    Various Classes
Investment Account/6/:
--------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted   .   Full or partial exchange,       .   Full exchange, rollover or
Subsequent                 rollover or direct transfer         direct transfer from a Prior
Contributions              from another annuity contract       Contract
                           or other eligible investment
                       .   After tax check
--------------------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

--------------------------------------------------------------------------------------------------------------------
                              PRIOR CONTRACTS                                                NEW CONTRACT
--------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 100-500)/1/                    EQUI-VEST(R) (SERIES 201)/1/    RETIREMENT CORNERSTONE(R)
                                                     EMPLOYER-SPONSORED              SERIES E
                                                     RETIREMENT PLANS
--------------------------------------------------------------------------------------------------------------------
Annual                 Series 100 and 200 The        If your total       $30         If your account     $30
Administrative Charge: Series 300, 400    lesser of  account value on    (current)   value on a
                       and 500/2/         $30 or 2%  the last day of     $65         contract date
                                          of your    your contract       (maximum)   anniversary is
                                          account    year is less than               less than
                                          value,     $25,000/3,4/.                   $50,000/3,4/.
                                          plus any
                                          amounts    If your total       $0          If your account     $0
                                          previously account value on                value on a
                                          withdrawn  the last day of                 contract date
                                          during     your contract                   anniversary is
                                          the        year is $25,000                 $50,000 or
                                          contract   or more; or if                  more/4/.
                                          year.      the total account
                                          $30        values of all
                                          (current)  EQUI-VEST(R)
                                          $65        contracts, owned
                                          (maximum)  by the same
                                                     person, when
                                                     added together,
                                                     exceeds $100,
                                                     000/4/.
--------------------------------------------------------------------------------------------------------------------
Total Separate                 1.34%-2.00%                      1.20%                           1.30%
Account Annual
Expenses:
--------------------------------------------------------------------------------------------------------------------
Death Benefit:         The death benefit is equal    The greater of: (i) your        For the purposes of
                       to the return of your         account value, less any         determining the death
                       account value as of the date  outstanding loan balance        benefit under your
                       we receive satisfactory       plus accrued interest as of     Retirement Cornerstone(R)
                       proof of death and all        the date we receive             Series E contract, we treat
                       information and forms         satisfactory proof of death,    your Investment account and
                       necessary to effect payment.  any required instructions,      any Guaranteed minimum death
                                                     information and forms           benefit funded by your
                                                     necessary to effect payment;    Protected Benefit account
                                                     and (ii) your total             differently.
                                                     contributions, adjusted for
                                                     withdrawals and any             The death benefit in
                                                     withdrawal charges and any      connection with your
                                                     taxes that may apply, less      Investment account is equal
                                                     any outstanding loan balance    to your Investment account
                                                     plus accrued interest.          value as of the date we
                                                                                     receive satisfactory proof
                                                                                     of death, any required
                                                                                     instructions for the method
                                                                                     of payment, and any required
                                                                                     information and forms
                                                                                     necessary to effect payment.
                                                                                     The death benefit payable in
                                                                                     connection with your
                                                                                     Protected Benefit account
                                                                                     will be based on the greater
                                                                                     of (i) your Protected
                                                                                     Benefit account value, and
                                                                                     (ii) the benefit base of
                                                                                     your Guaranteed minimum
                                                                                     death benefit.
--------------------------------------------------------------------------------------------------------------------
Return of                     Not Applicable                Not Applicable              No Additional Charge*
Principal                                                                            *PLEASE BE ADVISED THAT THE
Death Benefit                                                                        RETURN OF PRINCIPAL DEATH
Charge/5/:                                                                           BENEFIT DOES NOT HAVE AN
                                                                                     ADDITIONAL CHARGE, BUT THIS
                                                                                     GUARANTEED BENEFIT MUST BE
                                                                                     ELECTED IN COMBINATION WITH
                                                                                     THE GUARANTEED MINIMUM
                                                                                     INCOME BENEFIT, WHICH DOES
                                                                                     HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-------------------------------------------------------------------------------------------------------------------------
                   PRIOR CONTRACTS                                                       NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 100-500)/1/                     EQUI-VEST(R)                    RETIREMENT
                                                      (SERIES 201)/1/                 CORNERSTONE(R)
                                                      EMPLOYER-SPONSORED              SERIES E
                                                      RETIREMENT PLANS
-------------------------------------------------------------------------------------------------------------------------
Highest                 Not Applicable                  Not Applicable                0.35% (current and
Anniversary                                                                                maximum)
Value Death
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
"Greater of"            Not Applicable                  Not Applicable                  1.15% (current)
Death Benefit                                                                           2.30% (maximum)
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
RMD Wealth              Not Applicable                  Not Applicable                Maximum  1.20% (for
Guard Death                                                                                    issue ages
Benefit                                                                                        20-64)
Charge/5/:                                                                                     2.00% (for
                                                                                               issue ages
                                                                                               65-68)
                                                                                      Current  0.60% (for
                                                                                               issue ages
                                                                                               20-64)
                                                                                               1.00% (for
                                                                                               issue ages
                                                                                               65-68)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Guaranteed              Not Applicable                  Not Applicable                  1.15% (current)
Minimum Income                                                                          2.30% (maximum)
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Lifetime                    1%-3%                           1%-1.5%                           1%
Minimum
Guaranteed
Interest Rate
in the
Guaranteed
Interest
Option:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fixed Maturity               Yes                              No                              No
Options/6/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Loan Features                 No                              Yes                             No
(if
your employer's
plan permits):
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Variable                Not Applicable                  Not Applicable                         7
Investment                                                                              Various Classes
Options with
your Protected
Benefit
Account/7/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Variable                      99                              98                              109
Investment             Various classes                  Various classes                 Various classes
Options with
your
Investment
Account/7/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sources of            .   Full or                     .   Full or partial             .   Full exchange,
Permitted                 partial                         rollover or                     rollover or
Subsequent                exchange,                       direct transfer                 direct transfer
Contributions             rollover or                     from another                    from a Prior
                          direct                          annuity                         Contract
                          transfer from                   contract or
                          another                         other eligible
                          annuity                         investment
                          contract or                 .   Payroll
                          other eligible                  contribution
                          investment
                      .   After tax check
-------------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For the EQUI-VEST(R) series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

/3./ For the EQUI-VEST(R) Series 201 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/5./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/6./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/7./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

------------------------------------------------------------------------------------------------------------------------
                                  PRIOR CONTRACTS                                               NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)/1/            EQUI-VEST(R) EXPRESS/SM/          RETIREMENT CORNERSTONE(R)
                                                     (SERIES 701)/1/                   SERIES E
------------------------------------------------------------------------------------------------------------------------
Annual          If your total account  $30 (current) If your total account     $50     If your account value     $30
Administrative  value on the last day  $65 (maximum) value on the last day             on a contract date
Charge:         of your contract year                of your contract year             anniversary is less
                is less than $25,000                 is less than $100,000.            than $50,000/2,3/.
                for NQ contracts (or
                less than $20,000 for                If your total account      $0     If your account value      $0
                IRA contracts)/2/.                   value on the last day             on a contract date
                                                     of your contract year             anniversary is $50,000
                                                     is $100,000 or more.              or more/3/.

                If your total account       $0
                value on the last day
                of your contract year
                is $25,000 or more
                for NQ contracts (or
                $20,000 or more for
                IRA contracts).
------------------------------------------------------------------------------------------------------------------------
Total Separate             0.95% - 2.00%                         1.10%                             1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------------------------
Death Benefit:  The death benefit is equal to the    The death benefit is equal to     For the purposes of
                return of your account value as of   the return of your account        determining the death benefit
                the date we receive satisfactory     value as of the date we           under your Retirement
                proof of the annuitant's death and   receive satisfactory proof of     Cornerstone(R) Series E
                all information and forms necessary  the annuitant's death and all     contract, we treat your
                to effect payment.                   information and forms             Investment account and any
                                                     necessary to effect payment.      Guaranteed minimum death
                                                                                       benefit funded by your
                                                                                       Protected Benefit account
                                                                                       differently.

                                                                                       The death benefit in
                                                                                       connection with your
                                                                                       Investment account is equal to
                                                                                       your Investment account value
                                                                                       as of the date we receive
                                                                                       satisfactory proof of death,
                                                                                       any required instructions for
                                                                                       the method of payment, and any
                                                                                       required information and forms
                                                                                       necessary to effect payment.
                                                                                       The death benefit payable in
                                                                                       connection with your Protected
                                                                                       Benefit account will be based
                                                                                       on the greater of (i) your
                                                                                       Protected Benefit account
                                                                                       value, and (ii) the benefit
                                                                                       base of your Guaranteed
                                                                                       minimum death benefit.
------------------------------------------------------------------------------------------------------------------------
Return of                 Not Applicable                     Not Applicable                No Additional Charge*
Principal                                                                              *PLEASE BE ADVISED THAT THE
Death Benefit                                                                          RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                             BENEFIT DOES NOT HAVE AN
                                                                                       ADDITIONAL CHARGE, BUT THIS
                                                                                       GUARANTEED BENEFIT MUST BE
                                                                                       ELECTED IN COMBINATION WITH
                                                                                       THE GUARANTEED MINIMUM INCOME
                                                                                       BENEFIT, WHICH DOES HAVE A
                                                                                       CHARGE.
------------------------------------------------------------------------------------------------------------------------
Highest                   Not Applicable                     Not Applicable             0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                       NEW CONTRACT
-----------------------------------------------------------------------------------------------------
 EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)/1/        EQUI-VEST(R) EXPRESS/SM/   RETIREMENT
                                                 (SERIES 701)/1/            CORNERSTONE(R) SERIES E
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
"Greater of" Death         Not Applicable             Not Applicable            1.15% (current)
Benefit Charge/4/:                                                              2.30% (maximum)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
RMD Wealth Guard           Not Applicable             Not Applicable        Maximum  1.20% (for
Death Benefit                                                                        issue ages
Charge/4/:                                                                           20-64)
                                                                                     2.00% (for
                                                                                     issue ages
                                                                                     65-68)
                                                                            Current  0.60% (for
                                                                                     issue ages
                                                                                     20-64)
                                                                                     1.00% (for
                                                                                     issue ages
                                                                                     65-68)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Guaranteed Minimum         Not Applicable             Not Applicable            1.15% (current)
Income Benefit                                                                  2.30% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Lifetime Minimum                 No                         No                         1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Fixed Maturity                  Yes                         No                         No
Options/5/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Loan Features (if                No                         No                         No
your employer's
plan permits):
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Variable Investment        Not Applicable             Not Applicable                   7
Options with your                                                               Various Classes
Protected Benefit
Account/6/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Variable Investment              99                         99                        109
Options with your         Various classes            Various classes            Various Classes
Investment
Account/6/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Sources of            .   Full or partial        .   Full or partial        .   Full exchange,
Permitted                 exchange, rollover         exchange, rollover         rollover or direct
Subsequent                or direct transfer         or direct transfer         transfer from a
Contributions             from another annuity       from another annuity       Prior Contract
                          contract or other          contract or other
                          eligible investment        eligible investment
                      .   After tax check        .   After tax check
-----------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For the EQUI-VEST(R) Express/SM/ Series 700 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

----------------------------------------------------------------------------------------------------------------------
                                  PRIOR CONTRACTS                                              NEW CONTRACT
----------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 800)/1/                           EQUI-VEST(R) (SERIES 801)/1/    RETIREMENT CORNERSTONE(R)
                                                                                        SERIES E
----------------------------------------------------------------------------------------------------------------------
Annual           If your total         $30 (current)    If your total        $50        If your account       $30
Administrative   account value on      $65 (maximum)    account value on     $0         value on a contract   $0
Charge:          the last day of       $0               the last day of                 date anniversary is
                 your contract year                     your contract year              less than
                 is less than                           is less than                    $50,000/2,3/.
                 $25,000 for NQ                         $100,000.                       If your account
                 contracts (or less                     If your total                   value on a contract
                 than $20,000 for                       account value on                date anniversary is
                 IRA contracts)/2/.                     the last day of                 $50,000 or more/3/.
                 If your total                          your contract year
                 account value on                       is $100,000 or more.
                 the last day of
                 your contract year
                 is $25,000 or more
                 for NQ contracts
                 (or $20,000 or more
                 for IRA contracts).
----------------------------------------------------------------------------------------------------------------------
Total Separate               1.20%-2.00%                            1.25%                          1.30%
Account Annual
Expenses:
----------------------------------------------------------------------------------------------------------------------
Death Benefit:   The death benefit is equal to the      The death benefit is equal to   For the purposes of
                 return of your account value as of     the return of your account      determining the death
                 the date we receive satisfactory       value as of the date we         benefit under your
                 proof of the annuitant's death and     receive satisfactory proof of   Retirement Cornerstone(R)
                 all information and forms necessary    the annuitant's death and all   Series E contract, we treat
                 to effect payment.                     information and forms           your Investment account and
                                                        necessary to effect payment.    any Guaranteed minimum
                                                                                        death benefit funded by
                                                                                        your Protected Benefit
                                                                                        account differently.
                                                                                        The death benefit in
                                                                                        connection with your
                                                                                        Investment account is equal
                                                                                        to your Investment account
                                                                                        value as of the date we
                                                                                        receive satisfactory proof
                                                                                        of death, any required
                                                                                        instructions for the method
                                                                                        of payment, and any
                                                                                        required information and
                                                                                        forms necessary to effect
                                                                                        payment. The death benefit
                                                                                        payable in connection with
                                                                                        your Protected Benefit
                                                                                        account will be based on
                                                                                        the greater of (i) your
                                                                                        Protected Benefit account
                                                                                        value, and (ii) the benefit
                                                                                        base of your Guaranteed
                                                                                        minimum death benefit.
----------------------------------------------------------------------------------------------------------------------
Return of                  Not Applicable                       Not Applicable             No Additional Charge*
Principal                                                                               *PLEASE BE ADVISED THAT THE
Death Benefit                                                                           RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                              BENEFIT DOES NOT HAVE AN
                                                                                        ADDITIONAL CHARGE, BUT THIS
                                                                                        GUARANTEED BENEFIT MUST BE
                                                                                        ELECTED IN COMBINATION WITH
                                                                                        THE GUARANTEED MINIMUM
                                                                                        INCOME BENEFIT, WHICH DOES
                                                                                        HAVE A CHARGE.
----------------------------------------------------------------------------------------------------------------------
Highest                    Not Applicable                       Not Applicable          0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
----------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

---------------------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                            NEW CONTRACT
---------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 800)/1/               EQUI-VEST(R) (SERIES 801)/1/    RETIREMENT CORNERSTONE(R) SERIES E
---------------------------------------------------------------------------------------------------------------
"Greater of" Death      Not Applicable             Not Applicable                    1.15% (current)
Benefit Charge/4/:                                                                   2.30% (maximum)
---------------------------------------------------------------------------------------------------------------
RMD Wealth Guard        Not Applicable             Not Applicable           Maximum  1.20% (for issue ages
Death Benefit                                                                        20-64)
Charge/4/:                                                                           2.00% (for issue ages
                                                                                     65-68)
                                                                            Current  0.60% (for issue ages
                                                                                     20-64)
                                                                                     1.00% (for issue ages
                                                                                     65-68)
---------------------------------------------------------------------------------------------------------------
Guaranteed Minimum      Not Applicable             Not Applicable                    1.15% (current)
Income Benefit                                                                       2.30% (maximum)
Charge/4/:
---------------------------------------------------------------------------------------------------------------
Lifetime Minimum             1%-3%                      1%-3%                               1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
---------------------------------------------------------------------------------------------------------------
Fixed Maturity                Yes                        No                                 No
Options/5/:
---------------------------------------------------------------------------------------------------------------
Loan Features (if             No                         No                                 No
your employer's
plan permits):
---------------------------------------------------------------------------------------------------------------
Variable Investment     Not Applicable             Not Applicable                           7
Options with your                                                                    Various Classes
Protected Benefit
Account/6/:
---------------------------------------------------------------------------------------------------------------
Variable Investment           99                         104                               109
Options with your       Various Classes            Various Classes                   Various Classes
Investment
Account/6/:
---------------------------------------------------------------------------------------------------------------
Sources of            .   Full or partial   .   Full or partial exchange,   .   Full exchange, rollover or
Permitted                 exchange,             rollover or direct              direct transfer from a Prior
Subsequent                rollover or           transfer from another           Contract
Contributions             direct transfer       annuity contract or other
                          from another          eligible investment
                          annuity           .   After tax check
                          contract or
                          other eligible
                          investment
                      .   After tax check
---------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For EQUI-VEST(R) Series 800 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

------------------------------------------------------------------------------------------------------------------------------
                               PRIOR CONTRACTS                                                   NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) TSA ADVANTAGE/SM/             EQUI-VEST(R) (SERIES 100-400)/1/       RETIREMENT CORNERSTONE(R) SERIES E
 (SERIES 600)/1/                            EMPLOYER-SPONSORED RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------------------
Annual           The lesser of a current    Series 100 and        The lesser of    If your account value on   $30
Administrative   charge of $30 (maximum     200/2/                $30 or 2% of     a contract date
Charge:          charge $65) or 2% of                             your account     anniversary is less than
                 your account value, less                         value, plus      $50,000/3,4/.
                 any amount previously                            any prior
                 withdrawn during the                             withdrawals      If your account value on
                 contract year.                                   during the       a contract date
                                                                  contract year.   anniversary is $50,000
                                                                                   or more/4/.
                                            Series 300 and        $30 (current)                               $0
                                            400/2,3/              $65 (maximum)
------------------------------------------------------------------------------------------------------------------------------
Total Separate        1.20% - 2.00%                    1.34% - 2.00%                                1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------------------------------
Death Benefit:   The greater of: (i) your   The greater of: (i) your account       For the purposes of determining the
                 account value, less any    value, less any outstanding loan       death benefit under your Retirement
                 outstanding loan balance   balance plus accrued interest as of    Cornerstone(R) Series E contract, we
                 plus accrued interest as   the date we receive satisfactory       treat your Investment account and any
                 of the date we receive     proof of death, any required           Guaranteed minimum death benefit funded
                 satisfactory proof of      instructions, information and forms    by your Protected Benefit account
                 death, any required        necessary to effect payment; and       differently.
                 instructions,              (ii) your total contributions,
                 information and forms      adjusted for withdrawals and any       The death benefit in connection with
                 necessary to effect        withdrawal charges and any taxes       your Investment account is equal to your
                 payment; and (ii) your     that may apply, less any               Investment account value as of the date
                 total contributions,       outstanding loan balance plus          we receive satisfactory proof of death,
                 adjusted for withdrawals   accrued interest.                      any required instructions for the method
                 and any withdrawal                                                of payment, and any required information
                 charges and any taxes                                             and forms necessary to effect payment.
                 that may apply, less any                                          The death benefit payable in connection
                 outstanding loan balance                                          with your Protected Benefit account will
                 plus accrued interest.                                            be based on the greater of (i) your
                                                                                   Protected Benefit account value, and
                                                                                   (ii) the benefit base of your Guaranteed
                                                                                   minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------
Return of             Not Applicable                  Not Applicable                        No Additional Charge*
Principal                                                                          *PLEASE BE ADVISED THAT THE RETURN OF
Death Benefit                                                                      PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
Charge/5/:                                                                         ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                                                   BENEFIT MUST BE ELECTED IN COMBINATION
                                                                                   WITH THE GUARANTEED MINIMUM INCOME
                                                                                   BENEFIT, WHICH DOES HAVE A CHARGE.
------------------------------------------------------------------------------------------------------------------------------
Highest               Not Applicable                  Not Applicable                     0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
"Greater of"          Not Applicable                  Not Applicable                           1.15% (current)
Death Benefit                                                                                  2.30% (maximum)
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
RMD Wealth            Not Applicable                  Not Applicable               Maximum  1.20% (for issue ages 20-64)
Guard Death                                                                                 2.00% (for issue ages 65-68)
Bene-fit                                                                           Current  0.60% (for issue ages 20-64)
Charge/5/:                                                                                  1.00% (for issue ages 65-68)
------------------------------------------------------------------------------------------------------------------------------
Guaranteed            Not Applicable                  Not Applicable                           1.15% (current)
Minimum Income                                                                                 2.30% (maximum)
Benefit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

------------------------------------------------------------------------------------------------------------------
                                 PRIOR CONTRACTS                                           NEW CONTRACT
------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) TSA ADVANTAGE/SM/ (SERIES 600)/1/  EQUI-VEST(R) (SERIES             RETIREMENT CORNERSTONE(R)
                                                 100-400)/1/ EMPLOYER-SPONSORED   SERIES E
                                                 RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------
Lifetime Minimum               1% - 3%                       1% - 4%                            1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
------------------------------------------------------------------------------------------------------------------
Fixed Maturity                   Yes                           Yes                              No
Options/6/:
------------------------------------------------------------------------------------------------------------------
Loan Features (if                Yes                           Yes                              No
your employer's plan
permits):
------------------------------------------------------------------------------------------------------------------
Variable Investment         Not Applicable               Not Applicable                          7
Options with your                                                                         Various Classes
Protected Benefit
Account/7/:
------------------------------------------------------------------------------------------------------------------
Variable Investment               99                           99                               109
Options with your          Various Classes               Various Classes                  Various Classes
Investment Account/7/:
------------------------------------------------------------------------------------------------------------------
Sources of Permitted   .   Full or partial       .   Full or partial rollover or  .   Full exchange, rollover or
Subsequent                 rollover or direct        direct transfer from             direct transfer from a
Contributions              transfer from             another annuity contract or      Prior Contract
                           another annuity           other eligible investment
                           contract or other     .   Payroll contribution
                           eligible investment
                       .   Payroll contribution
------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

/3./ For EQUI-VEST(R) Employer Sponsored Plans Series 300-400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/5./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/6./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/7./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

                      D. STRUCTURED CAPITAL STRATEGIES(R)



--------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
--------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B, C AND     RETIREMENT CORNERSTONE(R) SERIES E
 ADV/8/
--------------------------------------------------------------------------------------------------------
Annual Contract Fee:                None              If your account value on a             $30
                                                      contract date anniversary is
                                                      less than $50,000/1,2/.

                                                      If your account value on a             $0
                                                      contract date anniversary is
                                                      $50,000 or more/1/.
--------------------------------------------------------------------------------------------------------
Total Separate Account         0.65%-1.65%/3/                          1.30%
Annual Expenses:
--------------------------------------------------------------------------------------------------------
Death Benefit:            The death benefit is        For the purposes of determining the
                          equal to the return of      death benefit under your Retirement
                          your account value as of    Cornerstone(R) Series E contract, we
                          the date we receive         treat your Investment account and any
                          satisfactory proof of       Guaranteed minimum death benefit funded
                          death and all information   by your Protected Benefit account
                          and forms necessary to      differently.
                          effect payment.
                                                      The death benefit in connection with
                                                      your Investment account is equal to your
                                                      Investment account value as of the date
                                                      we receive satisfactory proof of death,
                                                      any required instructions for the method
                                                      of payment, and any required information
                                                      and forms necessary to effect payment.
                                                      The death benefit payable in connection
                                                      with your Protected Benefit account will
                                                      be based on the greater of (i) your
                                                      Protected Benefit account value, and
                                                      (ii) the benefit base of your Guaranteed
                                                      minimum death benefit.
--------------------------------------------------------------------------------------------------------
Return of Principal            Not Applicable                  No Additional Charge*
Death Benefit                                         *PLEASE BE ADVISED THAT THE RETURN OF
Charge/4/:                                            PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
                                                      ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                      BENEFIT MUST BE ELECTED IN COMBINATION
                                                      WITH THE GUARANTEED MINI-MUM INCOME
                                                      BENEFIT, WHICH DOES HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------
Highest Anniversary            Not Applicable               0.35% (current and maximum)
Value Death Benefit
Charge/4/:
--------------------------------------------------------------------------------------------------------
"Greater of" Death             Not Applicable                     1.15% (current)
Benefit Charge/4/:                                                2.30% (maximum)
--------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death         Not Applicable                            Maximum  1.20% (for
Benefit Charge/4/:                                                                issue ages
                                                                                  20-64)
                                                                                  2.00% (for
                                                                                  issue ages
                                                                                  65-68)
                                                                         Current  0.60% (for
                                                                                  issue ages
                                                                                  20-64)
                                                                                  1.00% (for
                                                                                  issue ages
                                                                                  65-68)
--------------------------------------------------------------------------------------------------------
Guaranteed Minimum             Not Applicable                     1.15% (current)
Income Benefit                                                    2.30% (maximum)
Charge/4/:
--------------------------------------------------------------------------------------------------------
Choice Cost/5/                    Up to 5%                               No
--------------------------------------------------------------------------------------------------------
Lifetime Minimum                     No                                  1%
Guaranteed Interest
Rate in the Guaranteed
Interest Option:
--------------------------------------------------------------------------------------------------------
Loan Features (if                    No                                  No
your employer's plan
permits):
--------------------------------------------------------------------------------------------------------
Variable Investment            Not Applicable                            7
Options with your                                                 Various Classes
Protected Benefit
Account/6/:
--------------------------------------------------------------------------------------------------------
Variable Investment                  3                                  109
Options with your                 Class IB                        Various Classes
Investment Account/6/:
--------------------------------------------------------------------------------------------------------
Structured Investment             Up to 28                               No
Options/6,7/:
--------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B AND ADV    RETIREMENT CORNERSTONE(R) SERIES E
-----------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted     .   Full or partial          .   Full or partial exchange, rollover
Subsequent                   exchange, rollover or        or direct transfer from a Structured
Contributions:               direct transfer from         Capital Strategies(R) contract. The
                             another annuity              source of the contribution must be
                             contract or other            for the entire account value
                             eligible investment          invested in the variable investment
                                                          options at the time of the
                                                          transaction.
                                                      .   Account value invested in a segment
                                                          is not an eligible source of
                                                          contribution.
-----------------------------------------------------------------------------------------------------------------------------------


/1./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/2./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging accounts) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. For more information, please refer to your Structured Capital Strategies(R) Prospectus.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Choice cost is a charge, which is only applicable if a contract owner elects to invest in Choice Segments under a Structured Capital Strategies(R) contract. For more information on Choice costs, please refer to Structured Capital Strategies(R) Prospectus.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

/7./ Contract owners have the ability to invest in various types of structured investment options that permit you to invest in one or more segments referred to as "Standard Segments" or "Choice Segments", each of which provides performance tied to the performance of a securities or commodities indexed for a set period of time. As discussed above in footnote 5, amounts invested in Choice Segments are subject to a "Choice cost" charge. For more information on structured investment options and Choice costs, please refer to your Structured Capital Strategies(R) Prospectus.


/8. /Your contract must be in force for at least four years for you to be eligible to exchange to a Retirement Cornerstone(R) Series E contract.

                         APPENDIX X: EXCHANGE PROGRAM

Appendix XI: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.


---------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31,
                                                       --------------------------------
                                                         2015            2014
---------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
---------------------------------------------------------------------------------------
   Unit value                                          $  10.04         $ 10.98
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    4,291           4,675
---------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------
   Unit value                                          $  11.14         $ 11.54
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      556             505
---------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25
---------------------------------------------------------------------------------------
   Unit value                                          $  10.60         $ 11.23
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      504             350
---------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------
   Unit value                                          $  13.19         $ 13.91
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      826             628
---------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15
---------------------------------------------------------------------------------------
   Unit value                                          $  10.24         $ 10.78
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      938             662
---------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
---------------------------------------------------------------------------------------
   Unit value                                          $  19.79         $ 20.38
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,957           1,354
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                                          $   9.93         $ 10.07
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,452             627
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
---------------------------------------------------------------------------------------
   Unit value                                          $  11.59         $ 11.75
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      552             326
---------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
---------------------------------------------------------------------------------------
   Unit value                                          $   9.37         $  9.82
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    1,676             960
---------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
---------------------------------------------------------------------------------------
   Unit value                                          $  13.06         $ 13.39
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  117,206          78,119
---------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
---------------------------------------------------------------------------------------
   Unit value                                          $  12.82         $ 13.08
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  113,639          91,852
---------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



---------------------------------------------------------------------------
                                           FOR THE YEAR ENDING DECEMBER 31,
                                           --------------------------------
                                             2015             2014
---------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  12.25         $  12.47
---------------------------------------------------------------------------
   Number of units outstanding (000's)       57,851           48,006
---------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  11.14         $  11.31
---------------------------------------------------------------------------
   Number of units outstanding (000's)       35,647           29,801
---------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  14.02         $  14.35
---------------------------------------------------------------------------
   Number of units outstanding (000's)      127,820           91,406
---------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------
   Unit value                              $  10.41         $  11.02
---------------------------------------------------------------------------
   Number of units outstanding (000's)          300              263
---------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------
   Unit value                              $  16.82         $  17.75
---------------------------------------------------------------------------
   Number of units outstanding (000's)          290              240
---------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------
   Unit value                              $  18.27         $  19.19
---------------------------------------------------------------------------
   Number of units outstanding (000's)          124              100
---------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------
   Unit value                              $  12.65         $  12.93
---------------------------------------------------------------------------
   Number of units outstanding (000's)        5,429            4,693
---------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  13.42         $  13.71
---------------------------------------------------------------------------
   Number of units outstanding (000's)      237,051          202,854
---------------------------------------------------------------------------
AXA NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                              $   6.51         $   8.89
---------------------------------------------------------------------------
   Number of units outstanding (000's)          175               85
---------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  10.09         $  10.23
---------------------------------------------------------------------------
   Number of units outstanding (000's)        2,768              155
---------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
---------------------------------------------------------------------------
   Unit value                              $   9.44               --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       11,856               --
---------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------
   Unit value                              $  11.77         $  12.00
---------------------------------------------------------------------------
   Number of units outstanding (000's)      131,091          103,758
---------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------
   Unit value                              $  21.19         $  22.11
---------------------------------------------------------------------------
   Number of units outstanding (000's)          894              739
---------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2015             2014
----------------------------------------------------------------------------------
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 9.75               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                63               --
----------------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $ 9.60               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             8,973               --
----------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $ 9.50               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             5,585               --
----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $18.31           $16.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               641              561
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $12.58           $12.87
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             3,781            3,721
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $20.03           $19.80
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,149              900
----------------------------------------------------------------------------------
CHARTER/SM/ ALTERNATIVE 100 MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $ 8.83               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                17               --
----------------------------------------------------------------------------------
CHARTER/SM/ INTERNATIONAL MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $ 9.33               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                10               --
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $ 9.48               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               171               --
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $ 9.43               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               117               --
----------------------------------------------------------------------------------
CHARTER/SM/ REAL ASSETS
----------------------------------------------------------------------------------
   Unit value                                     $ 8.67               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                14               --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $14.63           $17.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               295              242
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $10.29           $10.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             2,368              641
----------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2015             2014
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $  9.90               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                388               --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $  9.99          $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                680              160
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $  9.86               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                190               --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $ 16.88          $ 18.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              4,345            3,867
----------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $ 18.01          $ 18.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                707              682
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 19.16          $ 19.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                894              630
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 10.61          $ 10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             14,039           14,262
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $  7.21          $  8.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                165              135
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 19.11          $ 19.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              3,812            2,626
----------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                                     $ 12.81          $ 12.64
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                493              459
----------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                                     $ 20.06          $ 21.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,609            4,915
----------------------------------------------------------------------------------
EQ/HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 10.13          $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                433              308
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 10.16          $ 10.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              6,132            6,321
----------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31,
                                          --------------------------------
                                           2015             2014
--------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                             $11.04           $11.43
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,095              614
--------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------
   Unit value                             $17.51           $18.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)       957              827
--------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                             $20.50           $19.80
--------------------------------------------------------------------------
   Number of units outstanding (000's)       867              654
--------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                             $17.95           $19.03
--------------------------------------------------------------------------
   Number of units outstanding (000's)       623              445
--------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                             $12.57           $12.71
--------------------------------------------------------------------------
   Number of units outstanding (000's)       981              797
--------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                             $19.69           $20.54
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,171              873
--------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                             $ 9.24           $ 9.36
--------------------------------------------------------------------------
   Number of units outstanding (000's)     3,966            2,305
--------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                             $16.38           $17.56
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,319            1,315
--------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------
   Unit value                             $15.91           $15.62
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,622            1,226
--------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------
   Unit value                             $ 9.59           $ 9.95
--------------------------------------------------------------------------
   Number of units outstanding (000's)       424              236
--------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------
   Unit value                             $ 9.45           $ 9.60
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,568            1,378
--------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
--------------------------------------------------------------------------
   Unit value                             $ 9.72               --
--------------------------------------------------------------------------
   Number of units outstanding (000's)       197               --
--------------------------------------------------------------------------
EQ/REAL ESTATE PLUS
--------------------------------------------------------------------------
   Unit value                             $10.78           $11.15
--------------------------------------------------------------------------
   Number of units outstanding (000's)       439              271
--------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2015             2014
----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------
   Unit value                                                 $19.20           $20.38
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           799              577
----------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.56           $19.82
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,810            2,063
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.59           $18.75
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         4,103            3,348
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $17.50           $18.03
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,980            1,568
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.92           $12.32
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,881            2,133
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.70           $10.16
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            49               16
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.35           $12.51
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           817              432
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.49           $14.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           684              703
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.01           $14.19
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,469            2,040
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.21           $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,888            1,550
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.18           $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,914            2,500
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.12           $20.29
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,033              889
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.06           $10.14
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           554              118
----------------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2015             2014
-------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------
   Unit value                            $11.85           $10.80
-------------------------------------------------------------------------
   Number of units outstanding (000's)      885               98
-------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------
   Unit value                            $17.67           $17.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,264              582
-------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
-------------------------------------------------------------------------
   Unit value                            $ 9.57               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)      428               --
-------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------
   Unit value                            $15.21           $15.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,783            2,423
-------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------
   Unit value                            $11.27           $11.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,292            1,045
-------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------
   Unit value                            $13.24           $13.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,021            1,681
-------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $14.48           $15.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)      559              470
-------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $18.77           $20.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)      387              253
-------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY
-------------------------------------------------------------------------
   Unit value                            $11.08           $12.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,837            1,962
-------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $16.43           $16.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      560              524
-------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $ 9.54           $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,617            1,315
-------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 6.52           $ 8.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)      902              858
-------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------
   Unit value                            $14.38           $15.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,507            4,025
-------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------
                                                           FOR THE YEAR ENDING DECEMBER 31,
                                                           --------------------------------
                                                            2015             2014
-------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                                              $18.91           $20.34
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,540            1,320
-------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------------
   Unit value                                              $20.84           $21.74
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,755            1,445
-------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                                              $17.56           $17.46
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        839              605
-------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 8.73           $11.06
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      4,303            3,914
-------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 9.21               --
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         33               --
-------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $11.94           $12.28
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      2,524            1,193
-------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $15.85           $15.11
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      5,208            3,639
-------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------------------------
   Unit value                                              $17.87           $18.11
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        302              259
-------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $18.24               --
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        345               --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------------------------
   Unit value                                              $15.36           $18.25
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,516            1,258
-------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------
   Unit value                                              $18.66           $18.18
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        360              287
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                                              $20.89           $21.49
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        428              330
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------
   Unit value                                              $20.68           $22.18
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        230              198
-------------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------
                                                           FOR THE YEAR ENDING DECEMBER 31,
                                                           --------------------------------
                                                            2015             2014
-------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------
   Unit value                                              $10.28               --
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        135               --
-------------------------------------------------------------------------------------------
NEUBERGER BERMAN ABSOLUTE RETURN MULTI- MANAGER PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 9.22           $ 9.84
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         33               10
-------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 9.36           $ 9.34
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        121               37
-------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 6.08           $ 8.29
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,435            1,326
-------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $10.97           $11.43
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      3,271            3,349
-------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $11.57           $11.68
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      6,778            6,307
-------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-------------------------------------------------------------------------------------------
   Unit value                                              $33.17           $32.54
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,074              779
-------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
-------------------------------------------------------------------------------------------
   Unit value                                              $ 9.26           $ 9.61
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        208               91
-------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 9.38           $10.05
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        189               41
-------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
-------------------------------------------------------------------------------------------
   Unit value                                              $36.07           $32.49
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      2,006            1,356
-------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-------------------------------------------------------------------------------------------
   Unit value                                              $ 7.78           $ 9.80
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        623              503
-------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-------------------------------------------------------------------------------------------
   Unit value                                              $12.01           $12.72
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      6,273            5,711
-------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------------------------
   Unit value                                              $ 6.21           $ 9.49
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,979            1,980
-------------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE

Who is AXA Equitable?                                                        2

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         2

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) 15A SERIES E STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) 15A Series E SAI for SEPARATE ACCOUNT NO. 70
dated May 1, 2016.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip



                                                                         #25118

Retirement Cornerstone(R) Series 15.0
Series E

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 15.0?

The Retirement Cornerstone(R) Series 15.0 (the "Retirement Cornerstone (R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This Prospectus only describes one such series of the Retirement Cornerstone(R) Series 15.0, which is Retirement Cornerstone(R) Series E ("Retirement Cornerstone(R) Series E" or "Series E"). The contract provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection as well. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging ("Special DCA program").


The Retirement Cornerstone(R) Series E contract is available only through an exchange program under which certain existing variable annuity contracts issued by AXA Equitable ("Prior Contracts") may be exchanged for this contract. Only permitted exchanges, rollovers or transfers from Prior Contracts are allowed as contributions. No other source of contribution is permitted. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see Appendix X -- "Exchange program", later in this Prospectus. In order to purchase this contract you must elect one or more of the Guaranteed benefits described in this Prospectus. See "Retirement Cornerstone(R) Series E at a glance -- key features" later in this Prospectus and "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.


If you elected the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.


TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of Principal death benefit;
(iii) the Highest Anniversary Value death benefit; (iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                             (RC 15.0 Series E)

                                                                         #41596

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
.. AXA Moderate Allocation
.. Charter/SM/ Alternative 100 Moderate
.. Charter/SM/ International Moderate
.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth
.. Charter/SM/ Real Assets
.. Charter/SM/ Small Cap Value

 EQ ADVISORS TRUST
.. All Asset Aggressive - Alt 25
.. All Asset Growth - Alt 20
.. All Asset Moderate Growth - Alt 15
.. AXA Aggressive Strategy/(1)/
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA Growth Strategy/(1)/
.. AXA Moderate Growth Strategy/(1)/
.. AXA Ultra Conservative Strategy/(2)/
.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Natural Resources

.. AXA Real Estate/(3)/

.. AXA/AB Dynamic Growth/(1)/
.. AXA/AB Dynamic Moderate Growth/(1)/
.. AXA/AB Small Cap Growth
.. AXA/DoubleLine Opportunistic Core Plus Bond
.. AXA/Goldman Sachs Strategic Allocation/(1)/
.. AXA/Invesco Strategic Allocation/(1)/

.. AXA/Legg Mason Strategic Allocation/(1)/

.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Diversified
  Dividend

.. Invesco V.I. Equity and Income

.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B
.. AB VPS International Growth

 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Growth V.I. Fund

 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value

 HARTFORD HLS FUNDS -- CLASS IC SHARES
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS

 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy

.. ClearBridge Variable Mid Cap/(4)/

.. Legg Mason BW Absolute Return Opportunities VIT

.. QS Legg Mason Dynamic Multi-Strategy VIT

VARIABLE INVESTMENT OPTIONS

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- S CLASS SHARES
.. Neuberger Berman Absolute Return Multi-Manager
.. Neuberger Berman International Equity

 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 PUTNAM VARIABLE TRUST
.. Putnam VT Diversified Income

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II


 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------
(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)Formerly known as EQ/Real Estate PLUS.
(4)Formerly known as ClearBridge Variable Mid Cap Core.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

--------------------------------------------------------------------------------


             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series E at a glance --
               key features                                     11

             ------------------------------------------------------
             FEE TABLE                                          17
             ------------------------------------------------------

             Examples                                           19
             Condensed financial information                    20

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  21
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         21
             Owner and annuitant requirements                   22
             How you can make your contributions                22
             What are your investment options under the
               contract?                                        23
             Portfolios of the Trusts                           25
             Allocating your contributions                      36
             Dollar cost averaging                              37
             Annuity purchase factors                           39
             Guaranteed minimum income benefit                  40
             Death benefit                                      50
             Guaranteed minimum death benefits                  50
             How withdrawals affect your Guaranteed benefits    57
             Dropping or changing your Guaranteed benefits      58
             Guaranteed benefit offers                          58
             Your right to cancel within a certain number of
               days                                             58

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               60
             ------------------------------------------------------
             Your account value and cash value                  60
             Your contract's value in the variable investment
               options                                          60
             Your contract's value in the guaranteed interest
               option                                           60
             Your contract's value in the account for special
               dollar cost averaging                            60
             Effect of your account values falling to zero      60



-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          62
             ------------------------------------------------------
             Transferring your account value                    62
             Disruptive transfer activity                       63
             Rebalancing among your Investment account
               variable investment options and guaranteed
               interest option                                  64
             Systematic transfer program                        64

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            67
             ------------------------------------------------------
             Withdrawing your account value                     67
             How withdrawals are taken from your Total account
               value                                            71
             Withdrawals treated as surrenders                  72
             Surrendering your contract to receive its cash
               value                                            72
             When to expect payments                            72
             Your annuity payout options                        72

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            75
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 75
             Charges that the Trusts deduct                     77
             Group or sponsored arrangements                    78
             Other distribution arrangements                    78

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        79
             ------------------------------------------------------
             Your beneficiary and payment of benefit            79
             Non-spousal joint owner contract continuation      80
             Spousal continuation                               80
             Beneficiary continuation option                    81

             ------------------------------------------------------
             7. TAX INFORMATION                                 83
             ------------------------------------------------------
             Overview                                           83
             Contracts that fund a retirement arrangement       83
             Transfers among investment options                 83
             Taxation of nonqualified annuities                 83
             Individual retirement arrangements (IRAs)          86
             Traditional individual retirement annuities
               (traditional IRAs)                               86
             Roth individual retirement annuities (Roth IRAs)   90
             Federal and state income tax withholding and
               information reporting                            93
             Special rules for contracts funding qualified
               plans                                            93
             Impact of taxes to AXA Equitable                   93

             ------------------------------------------------------
             8. MORE INFORMATION                                94
             ------------------------------------------------------
             About Separate Account No. 70                      94
             About the Trusts                                   94
             About the general account                          94
             Dates and prices at which contract events occur    95
             About your voting rights                           95
             Cybersecurity                                      96
             Misstatement of age                                96
             Statutory compliance                               96
             About legal proceedings                            96
             Financial statements                               96
             Transfers of ownership, collateral assignments,
               loans and borrowing                              96
             About Custodial IRAs                               97
             How divorce may affect your Guaranteed benefits    97
             Distribution of the contracts                      97

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

         I  --  Dropping or changing your Guaranteed benefits        I-1
        II  --  Purchase considerations for QP contracts            II-1
       III  --  Guaranteed benefit base examples                   III-1
        IV  --  Hypothetical illustrations                          IV-1
         V  --  State contract availability and/or variations of
                  certain features and benefits                      V-1
        VI  --  Examples of Automatic payment plans                 VI-1
       VII  --  Examples of how withdrawals affect your
                  Guaranteed benefit bases                         VII-1
      VIII  --  Formula for asset transfer program for
                  Guaranteed minimum income benefit               VIII-1
        IX  --  Rules regarding contributions to your
                  contract                                          IX-1
         X  --  Exchange program                                     X-1
        XI  --  Condensed financial information                     XI-1

      -------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      -------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.


ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you elected the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.


ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less the total amount or a pro rata portion of the annual administrative charge and any Guaranteed benefit charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.

EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit an "Excess RMD withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your RMD Wealth Guard withdrawal amount for the calendar year. Any withdrawals taken before the year in which you turn age
70 1/2 are treated as Excess RMD withdrawals. Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on pro rata basis.


FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options, although in some states different rules may apply.


GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

                           DEFINITIONS OF KEY TERMS

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

GUARANTEED BENEFITS -- You must elect one or more Guaranteed benefits described in this Prospectus, which are funded through investments in the Protected Benefit account. The Guaranteed benefits include the Guaranteed minimum income benefit, Return of Principal death benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and "Greater of" death benefit. There is an additional charge for the Guaranteed minimum income benefit, Highest Anniversary Value death benefit, RMD Wealth Guard death benefit, and "Greater of" death benefit. There is no additional charge for the Return of Principal death benefit, but it must be elected with the Guaranteed minimum income benefit, which has an additional charge.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in the Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service

LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or (iii) your election to exercise the GMIB.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.


PRIOR CONTRACT -- Certain EQUI-VEST(R), Accumulator and Structured Capital Strategies(R) contracts previously issued by AXA Equitable, which may be eligible to exchange, rollover or transfer to a Retirement Cornerstone(R) Series E contract.


PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. The RMD Wealth Guard death benefit also allows you to take certain withdrawals beginning from the calendar year in which you turn age 70 1/2 that do not reduce your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the amounts of contributions and transfers invested in your Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts; plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

                           DEFINITIONS OF KEY TERMS

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

SPECIAL DCA PROGRAM -- We use the term "Special DCA Program" to refer to our special dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to the Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
the Special DCA program designated
for future transfers to the
Investment account variable
investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence as follows:
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 FOR COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547
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 FOR COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
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 ONLINE ACCOUNT ACCESS SYSTEM:


Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options.

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.


Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

(7)direct transfers and specified direct rollovers;

                             WHO IS AXA EQUITABLE?

(8)election of the ATP exit option;

(9)exercise of the GMIB or election of an annuity payout option;

(10)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(11)death claims;

(12)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(13)requests to drop or change your Guaranteed benefits;

(14)requests to collaterally assign your NQ contract;


(15)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);


(16)requests to enroll in or cancel the Systematic transfer program;

(17)transfers into and among investment options; and

(18)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging; and

(5)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)general dollar cost averaging (including the fixed dollar and interest sweep options);

(2)special dollar cost averaging;

(3)substantially equal withdrawals;

(4)systematic withdrawals; and

(5)the date annuity payments are to begin.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series E at a glance -- key features

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SERIES E CONTRACT  This Prospectus describes the Retirement Cornerstone(R)
                   Series E contract. It provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                   Also, it offers a Guaranteed minimum income benefit and Guaranteed minimum death benefits. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                   The Retirement Cornerstone(R) Series E contract is available only through an exchange program under which a Prior Contract may be exchanged for this contract. See below and later in this Prospectus and "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information. In addition, to see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see "Exchange Program" in Appendix X later in this Prospectus.

                   Please see the contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                            You should work with your financial professional to decide if this contract may be appropriate for you based on a
                            thorough analysis of your particular insurance needs,
                            financial objectives, investment goals, time horizons and
                            risk tolerance.
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PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series E variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
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GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
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TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
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GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
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        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

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GUARANTEED MINIMUM         AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")    ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                           TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                           THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                           that follows the contract year in which you fund your
                           Protected Benefit account, and prior to the beginning of
                           your Lifetime GMIB payments, you can take your Annual
                           withdrawal amount without reducing your GMIB benefit base.
                           If you elected the GMIB, your investment allocations to the
                           Protected Benefit account are subject to our asset transfer program (''ATP''). The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra
                           Conservative Strategy investment option and the other
                           Protected Benefit account variable investment options.
                           Under these formulas, your Protected Benefit account value, excluding amounts in the special DCA account, may be
                           transferred between the Protected Benefit account variable investment options which you have selected and the AXA
                           Ultra Conservative Strategy investment option. For more
                           information, please see ''Guaranteed minimum income benefit
                           (''GMIB'')'' in ''Contract features and benefits'' later in this Prospectus and Appendix VIII to this Prospectus.
                           See "Guaranteed minimum income benefit" and "Annual
                           withdrawal amount" under "Guaranteed minimum income
                           benefit" in "Contract features and benefits" later in this
                           Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                           GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                           The Guaranteed benefits under the contract are supported by
                           AXA Equitable's general account and are subject to AXA
                           Equitable's claims paying ability. Contract owners should
                           look to the financial strength of AXA Equitable for its
                           claims paying ability.
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GUARANTEED MINIMUM DEATH   .   Return of Principal death benefit
BENEFITS ("GMDBS")         .   Highest Anniversary Value death benefit
                           .   RMD Wealth Guard death benefit
                           .   "Greater of" death benefit
                           ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                           BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                           The Return of Principal death benefit and the "Greater of"
                           death benefit can only be elected in combination with the
                           GMIB. The Highest Anniversary Value death benefit can be
                           elected with or without selecting the GMIB. If you elect
                           the GMIB and do not elect a guaranteed minimum death
                           benefit, you will automatically receive the Return of
                           Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB.
                           The Return of Principal death benefit, like all of the
                           guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable
                           investment options and not with the contract as a whole.
                           An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                           reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                           could significantly reduce or eliminate the value of your
                           RMD Wealth Guard death benefit.
                           The Guaranteed benefits under the contract are supported by
                           AXA Equitable's general account and are subject to AXA
                           Equitable's claims paying ability. Contract owners should
                           look to the financial strength of AXA Equitable for its
                           claims paying ability.
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INVESTMENT ACCOUNT DEATH   The death benefit in connection with your Investment
BENEFIT                    account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                           older joint owner's, if applicable) death, any required
                           instructions for method of payment, and any required
                           information and forms necessary to effect payment.
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DROPPING OR CHANGING YOUR  You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS        benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                           TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                           BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                           Appendix I, for more information.
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        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. The only source of contributions that are
                      permitted to fund a contract are from exchanges, rollovers or transfers from a Prior Contract. Partial exchanges,
                      rollovers, and transfers are not permitted as sources of
                      contributions from any Prior Contracts except for
                      exchanges, rollovers and transfers of 100% of the value in the variable investment options of Structured Capital
                      Strategies(R) annuity contracts at the time of the
                      transaction. No other source of contribution is permitted.
                      As a result of these limitations you may not be able to
                      make subsequent contributions to your contract and,
                      therefore, you would not be able to increase your
                      Guaranteed benefit base value through subsequent
                      contributions. Please see "How you can purchase and
                      contribute to your contract" in "Contract features and
                      benefits" and "Rules regarding contributions to your
                      contract" in "Appendix IX" for more information, including important limitations on contributions.


                                         SERIES E
                ------------------------------------------------
                NQ                       $25,000($500)/(1)/
                ------------------------------------------------
                Traditional or Roth IRA  $25,000($50)/(1)/
                ------------------------------------------------
                QP                       $25,000($500)/(1)/
                ------------------------------------------------

                      /(1)/Subsequent contributions are only permitted from
                           exchanges, rollovers or transfers from a Prior
                           Contract.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or to the Protected Benefit account to fund one or more of the Guaranteed benefits. The Investment account
                      offers more than 112 investment options and is designed to meet the asset allocation and accumulation needs of a many types of investors. The Protected Benefit account offers a limited selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in the Special DCA program designated for
                          future transfers to Investment account variable
                          investment options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in the Special DCA program designated for
                          future transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Various options for required minimum distributions
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF EXCESS
                           WITHDRAWALS, OR THE PAYMENT OF ANY APPLICABLE CHARGES WHEN
                           DUE, OR A COMBINATION OF THE TWO. Please see "Effect of
                           your account values falling to zero" in "Determining your
                           contract's value" later in this Prospectus for more
                           information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

EXCHANGE PROGRAM


The Retirement Cornerstone(R) Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone(R) Series E contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes. Under this program, among other criteria, which are described below, the surrender of a Prior Contract may not be subject to withdrawal charges to be eligible for the Retirement Cornerstone(R) Series E

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES contract. In addition, the account value of the Retirement Cornerstone(R) Series E contract would not be subject to any withdrawal charges, but would be subject to all other charges and fees under the Retirement Cornerstone(R) Series E contract, which are described in this Prospectus.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone(R) Series E contract. Please note that if you elect to exchange into the Retirement Cornerstone(R) Series E contract you will lose all existing benefits under your Prior Contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone(R) Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

You should read the Prospectus and other information related to your Prior Contract prior to requesting an exchange, rollover or transfer to the Retirement Cornerstone(R) Series E contract and you should consider the differences between your Prior Contract and Retirement Cornerstone(R) Series E contract. There may be differences that are important for you to consider prior to purchasing the Retirement Cornerstone(R) Series E contract. To see a summary comparison of some of the features of Prior Contracts and the Retirement Cornerstone(R) Series E contract, see Appendix X -- "Exchange program" later in this Prospectus.

In considering whether the exchange is appropriate for you, you should consult with your financial professional. Your financial professional will be paid a commission if you exchange, transfer or rollover your Prior Contract to the Retirement Cornerstone(R) Series E contract, which may create the potential for a conflict of interest for your financial professional. For more information, please contact your financial professional.

You may obtain a copy of your Prior Contract prospectus by contacting your financial professional or by writing or calling us as follows:


Accumulator               EQUI-VEST(R)              Structured Capital Strategies(R)
PO Box 1547               PO Box 4956               P. O. Box 1547
Secaucus, NJ 07096-1547   Syracuse, NY 13221-4956   Secaucus, NJ 07096-1547

1 (800) 789-7771          1 (800) 628 6673          1 (877) 899-3743


LISTED BELOW IS A DESCRIPTION OF CONTRACT OWNERS OF PRIOR CONTRACTS THAT MAY OR MAY NOT BE ELIGIBLE TO PURCHASE THE RETIREMENT CORNERSTONE(R) SERIES E CONTRACT:

..   Contract owners of an EQUI-VEST(R) contract are eligible, except for contract owners that are eligible to purchase an EQUI-VEST(R) at Retirement/SM/ contract, or contract owners that have elected a Guaranteed benefit or discontinued a Guaranteed benefit. In addition, contract owners of an EQUI-VEST(R) Tax Sheltered Annuity contract are eligible (i) if they are separated from service and are no longer making on-going contributions to the Prior Contract or (ii) if the Prior Contract has an outstanding loan balance the contract owner can either (a) pay off the outstanding loan balance or (b) have the loan with accrued interest deducted from the total value of Prior Contract and roll over the remaining balance to Retirement Cornerstone(R) Series E contract.

..   Contract owners of an Accumulator contract who elected a Guaranteed benefit are not eligible to exchange into the Retirement Cornerstone(R) Series E contract.

..   Contract owners of an Accumulator contract who either: (i) accepted a
    Guaranteed benefit buyout or (ii) dropped a Guaranteed benefit from the contract, are not eligible to purchase the Retirement Cornerstone(R) Series E contract.


..   Contract owners of a Structured Capital Strategies(R) contract are eligible to the extent they have sufficient account value in one or more of the variable investment options that meet the minimum contribution requirements. Account value in a segment is not an eligible source of contribution.


..   Contract owners who have remaining or outstanding withdrawal charges on the
    Prior Contract, or who do not satisfy a condition for waiving the withdrawal charge under the Prior Contract are not eligible.


..   Contract owners who have made rollover or transfer contributions within the past two years into a Prior Contract from the date of the request to purchase a Retirement Cornerstone(R) Series E contract are not eligible, except, with respect to EQUI-VEST(R) contracts, if the contract owner has been separated from service at time of the purchase.


LISTED BELOW ARE ADDITIONAL TERMS AND CONDITIONS TO PURCHASE THE RETIREMENT CORNERSTONE(R) SERIES E CONTRACT:

1. The minimum initial contribution is $25,000 and you must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone(R) Series E contract. The source of the contribution must be from a Prior Contract as described above.


2. Only full exchanges, rollovers and transfers from a Prior Contract will be accepted and partial exchanges, rollovers or transfers from a Prior Contract are not permitted, except from certain Structured Capital Strategies(R) contracts. For a Structured Capital Strategies(R) contract, full or partial exchanges, rollovers or transfers are permitted where the source of the contribution is the full account value invested in each variable investment option at the time of the transaction. This means that account value invested in segment type holding accounts and the dollar cap averaging account on the day we process your transaction will also be included in the exchange, rollover or transfer. Account value invested in a segment is not an eligible source of contribution.


3. Exchanges, rollovers or transfers from contracts other than from Prior Contracts are not permitted.

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

4. Subsequent contributions in a minimum amount of $50 or more for Traditional IRA or Roth IRA contracts and $500 or more for NQ and QP contracts are permitted. The source of the contribution must be from a Prior Contract, as described above.


5. If you are the owner of only one Accumulator or EQUI-VEST(R) Prior Contract or one Structured Capital Strategies(R) Prior Contract where the entire account value of the Structured Capital Strategies(R) Prior Contract is invested in variable investment options at the time of the transaction, you would only be eligible to make an initial contribution. Therefore, you would not be able to increase your Guaranteed benefit base value through subsequent contributions to your Retirement Cornerstone(R) Series E contract.


6. You must elect one or more of the Guaranteed benefits provided under the Retirement Cornerstone(R) Series E contract.

7. There is generally no minimum amount to fund a Guaranteed benefit through the Protected Benefit account. It can generally be funded at any time subject to certain age limitations. For more information, see "Transferring your account value" under "Transferring your money among investment options," later in this Prospectus.

8. There is an additional charge for each Guaranteed benefit you elect, except for the Return of Principal death benefit. However, if you elect the Return of Principal death benefit, it must be elected in combination with the Guaranteed Minimum Income Benefit, which has an additional charge.

9. If you fund your Guaranteed benefit you have to wait up to four years before you can drop the Guaranteed benefit.

10.If you exchange your Prior Contract before the maturity of an outstanding
   Fixed Maturity Option, the market value adjustment may apply and therefore the value you receive could be less than you would have received if you had waited for the maturity of the Fixed Maturity Option before exchanging out of the Prior Contract.


11.We are not able to process an exchange, rollover or transfer from a Structured Capital Strategies(R) contract to a Retirement Cornerstone(R) Series E contract on a segment maturity date or segment start date and we will not consider your request to be in good order if we receive it on a segment maturity date or segment start date. If we receive your exchange, rollover or transfer request on a segment maturity date or segment start date and it is complete, your request will be processed on the next business day.

        RETIREMENT CORNERSTONE(R) SERIES E AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay if you make certain transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

-----------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST
 CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------
Charge for each additional transfer in excess of 12            Maximum Charge: $35
transfers per contract year:/(2)/                              Current Charge: $0

SPECIAL SERVICE CHARGES:/(3)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35/(6)/
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(4)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65/(6)/
--------------------------------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(5)/

   If your account value on a contract date anniversary is      $30
   less than $50,000/(7)/

   If your account value on a contract date anniversary is      $0
   $50,000 or more
-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(8)/                          SERIES E
                                                                --------     -       -
Operations                                                      0.80%
Administration                                                  0.30%
Distribution                                                    0.20%
                                                                -----        -       -
Total separate account annual expenses ("Contract fee")         1.30%
-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE
 FOLLOWING OPTIONAL BENEFITS
-------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base/(9)/. Deducted
annually/(10) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                            No Additional Charge

   Highest Anniversary Value death benefit                      0.35% (current and maximum)
-------------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                              1.80%

   Current Charge/(11)/:                                        0.90%
-------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                              2.30%

   Current Charge/(12)/:                                        1.15%
-------------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(9)/. Deducted annually/(10)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(12)/:                                       1.15%
-----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from                Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/  0.61%  7.24%
-----------------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(13)/  Lowest Highest
                                                                                                              0.61%  3.26%
----------------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(3)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(7)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(9)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for transfers to the Protected Benefit account variable investment options. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(10)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(11)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.


(13)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Neuberger Berman Absolute Return Multi-Manager Portfolio. For more information, see the prospectuses for the Portfolios.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.010%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.


In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA program are not covered by these example. The annual administrative charge does apply to amounts allocated to the Special DCA program.

The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES E
-------------------------------------------------------------------------------------
                                    WHETHER OR NOT YOU SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------
                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protected Benefit account
   investment options                $538       $1,962       $3,803       $9,155
-------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protected Benefit account
   investment options                $493       $1,830       $3,596       $8,819
-------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. This example uses an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value of 0.010%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA program are not covered by this example. The annual administrative charge does apply to amounts allocated to the guaranteed interest option and the Special DCA program.

The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous chart. The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES E
-------------------------------------------------------------------------------------
                                    WHETHER OR NOT YOU SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD
-------------------------------------------------------------------------------------
                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $898       $2,587       $4,145       $7,529
-------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $202       $  623       $1,070       $2,309
-------------------------------------------------------------------------------------

                                   FEE TABLE

For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix XI at the end of this Prospectus and Appendix I at the end of the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." Only full exchanges, rollovers or transfers from eligible EQUI-VEST(R) and Accumulator contracts, as defined herein, are permitted as contributions. Full and partial exchanges, rollovers or transfers from eligible Structured Capital Strategies(R) contracts, as defined herein, are permitted as contributions as long as the source of the contribution is the entire account value invested in the variable investment options at the time of the transaction. No other source of contribution is permitted. In addition, subsequent contributions can only be made through permitted exchanges, rollovers, or transfers from a Prior Contract. As a result of these limitations you may not be able to make subsequent contributions to your contract. As a result you may not be able to make subsequent contributions to your contract. See Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus for more information. The tables in Appendix IX later in this Prospectus summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table and contributions are based on the age of the older of the original owner and annuitant. We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract.


--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
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We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and the Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.
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THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
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Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO

                        CONTRACT FEATURES AND BENEFITS

FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S.-source income.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series E contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


The only source of contributions that are permitted to fund a Retirement Cornerstone(R) Series E contract are from permitted exchanges, rollovers or transfers from a Prior Contract. See "Exchange Program" earlier in this Prospectus in "Retirement Cornerstone(R) Series E at a glance -- key features". You will remain invested in your Prior Contract while AXA Advisors LLC ("AXA Advisors") ensures your application is complete and that suitability standards are met. Upon successful completion of this review, AXA Advisors will transmit your application to us, so that we can consider your application for processing.


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THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. YOUR CONTRACT DATE
WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
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If your application is in good order when we receive it for application processing purposes, your Prior Contract will be exchanged for a Retirement Cornerstone(R) Series E contract at the price calculated at the close of that business day (or at the price calculated at the close of the next business day if we receive your application on a non-business day). If any information we require to issue your contract is missing or unclear, you will remain invested in your Prior Contract while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then cancel your exchange request unless you or your financial professional acting on your behalf, specifically direct us to keep your exchange request until we receive the required information. If we have not received the information we require within 30 days, we will cancel your exchange request. Your Prior Contract will be exchanged for a Retirement Cornerstone(R) Series E contract as of the price calculated at the close of the business day we receive the missing information. Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed above. For more information on a "Prior Contract", see "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance--key features" earlier in this Prospectus.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
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                        CONTRACT FEATURES AND BENEFITS

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special dollar cost averaging

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR THE SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.

PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
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.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA Moderate Growth Strategy
.. AXA Ultra Conservative Strategy/(1)/
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation

.. AXA/Legg Mason Strategic Allocation

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(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
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.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Growth - Alt 20
.. All Asset Aggressive - Alt 25
.. All Asset Moderate Growth - Alt 15
.. AB VPS International Growth
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA/AB Dynamic Growth
.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth
.. AXA/DoubleLine Opportunistic Core Plus Bond
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA Aggressive Strategy
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA International Core Managed Volatility
.. AXA Large Cap Value Managed Volatility

.. AXA/Legg Mason Strategic Allocation

.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Natural Resources

.. AXA Real Estate/(1)/

.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large(R) Cap Growth V.I. Fund
.. Charter/SM/ Alternative100 Moderate
.. Charter/SM/ International Moderate
.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth
.. Charter/SM/ Real Assets
.. Charter/SM/ Small Cap Value
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Appreciation
.. ClearBridge Variable Dividend Strategy

.. ClearBridge Variable Mid Cap/(2)/

.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Eaton Vance VT Floating-Rate Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Hartford Capital Appreciation HLS
.. Hartford Growth Opportunities HLS
.. Invesco V.I. Diversified Dividend

.. Invesco V.I. Equity and Income

.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Legg Mason BW Absolute Return Opportunities VIT
.. Lord Abbett Bond Debenture
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Utilities Series
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Neuberger Berman Absolute Return Multi-Manager
.. Neuberger Berman International Equity
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. Putnam VT Diversified Income

.. QS Legg Mason Dynamic Multi-Strategy VIT

.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP

.. VanEck VIP Global Hard Assets

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(1)Formerly known as EQ/Real Estate PLUS.
(2)Formerly known as ClearBridge Variable Mid Cap Core.

                        CONTRACT FEATURES AND BENEFITS

If you decide to participate in the Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to the Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA program allows you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


ASSET TRANSFER PROGRAM. You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of

                        CONTRACT FEATURES AND BENEFITS

Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

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                                                                              INVESTMENT
                                                                              MANAGER (OR
 AXA PREMIER VIP TRUST                                                        SUB-ADVISER(S), AS   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                              APPLICABLE)          MANAGEMENT
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AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital     .   AXA Equitable    (check mark)
                                       appreciation and current income.           Funds
                                                                                  Management
                                                                                  Group, LLC
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CHARTER/SM/ ALTERNATIVE    Class B     Seeks long-term capital appreciation.  .   AXA Equitable
  100 MODERATE                                                                    Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/                            Seeks long-term capital appreciation   .   AXA Equitable
  INTERNATIONAL MODERATE               and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation   .   AXA Equitable
                                       and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation   .   AXA Equitable
  GROWTH                               and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ REAL ASSETS    Class B     Seeks to achieve maximum real          .   AXA Equitable
                                       return.                                    Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of   .   AXA Equitable
  VALUE                                capital.                                   Funds
                                                                                  Management
                                                                                  Group, LLC
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                                                                             INVESTMENT
                                                                             MANAGER (OR
 EQ ADVISORS TRUST                                                           SUB-ADVISER(S), AS   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             APPLICABLE)          MANAGEMENT
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ALL ASSET AGGRESSIVE -     Class IB    Seeks long-term capital appreciation  .   AXA Equitable
  ALT 25                               and current income, with a greater        Funds
                                       emphasis on capital appreciation.         Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20  Class IA    Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income.                       Funds
                                                                                 Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT
                                                                              MANAGER (OR
 EQ ADVISORS TRUST                                                            SUB-ADVISER(S), AS    VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                              APPLICABLE)           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
ALL ASSET                  Class IB    Seeks long-term capital appreciation   .   AXA Equitable
  MODERATE GROWTH - ALT                and current income, with a greater         Funds
  15                                   emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of     .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        capital, with a greater emphasis on        Funds
                                       current income.                            Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.  .   AXA Equitable     (check mark)
  STRATEGY/(1)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(1)/   Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
                                       and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                  .   AXA Equitable     (check mark)
  STRATEGY/(2)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC             Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(1)/                          long-term growth of capital and            AllianceBernstein
                                       income, with a greater emphasis on         L.P.
                                       growth of capital.
-----------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE    Class IB    Seeks to achieve total return from     .                       (delta)
  GROWTH/(1)/                          long-term growth of capital and            AllianceBernstein
                                       income.                                    L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH    Class IA    Seeks to achieve long-term growth of   .
                                       capital.                                   AllianceBernstein
                                                                                  L.P.
-----------------------------------------------------------------------------------------------------------------
AXA/DOUBLELINE             Class IB    Seeks to maximize current income       .   DoubleLine
  OPPORTUNISTIC CORE                   and total return.                          Capital LP
  PLUS BOND
-----------------------------------------------------------------------------------------------------------------
AXA/GOLDMAN SACHS          Class IB    Seeks to achieve long term capital     .   Goldman Sachs       (delta)
  STRATEGIC                            appreciation under normal market           Asset
  ALLOCATION/(1)/                      conditions, while focusing on the          Management, L.P.
                                       preservation of capital in distressed
                                       market environments.
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of   .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-          Funds
                                       adjusted returns and managing              Management
                                       volatility in the Portfolio.               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST
                                                                                  Partners, LLC
                                                                              .   Federated
                                                                                  Global
                                                                                  Investment
                                                                                  Management Corp.
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company d/b/a
                                                                                  MFS Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC      Class IB    Seeks long-term capital appreciation   .   Invesco             (delta)
  ALLOCATION/(1)/                      while managing portfolio volatility.       Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                               INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                 SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of      .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-         .   AXA Equitable Funds
                                       adjusted returns and managing                 Management Group, LLC
                                       volatility in the Portfolio.              .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------
AXA/LEGG MASON STRATEGIC   Class IB    Seeks long-term capital appreciation      .   QS Investors, LLC            (delta)
  ALLOCATION/(1)/                      while managing Portfolio volatility.
-----------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.    .   Loomis, Sayles & Company,
                                                                                     L.P.
-----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk         Management Group, LLC
                                       adjusted returns and managing             .   BlackRock Investment
                                       volatility in the Portfolio.                  Management, LLC
                                                                                 .   Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                 .   Wellington Management
                                                                                     Company, LLP
-----------------------------------------------------------------------------------------------------------------------------
AXA NATURAL RESOURCES      Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein L.P.
                                       capital.
-----------------------------------------------------------------------------------------------------------------------------
AXA REAL ESTATE/(3)/       Class IB    Seeks to provide long-term capital        .   AllianceBernstein L.P.
                                       appreciation and current income.
-----------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation     .   BlackRock Investment
  EQUITY                               and secondarily, income.                      Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IA    Seeks a combination of growth and         .   Boston Advisors, LLC
  EQUITY INCOME                        income to achieve an above-average
                                       and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before    .   AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the Russell
                                       3000(R) Index, including reinvestment
                                       of dividends, at a risk level consistent
                                       with that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before    .   SSgA Funds Management,
                                       expenses that approximates the total          Inc.
                                       return performance of the Barclays
                                       U.S. Intermediate Government/Credit
                                       Bond Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Barclays U.S.
                                       Intermediate Government/Credit
                                       Bond Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of      .   AllianceBernstein L.P.
  EQUITY PLUS                          capital.                                  .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   EARNEST Partners, LLC
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT
                                                                                  MANAGER (OR
 EQ ADVISORS TRUST                                                                SUB-ADVISER(S), AS    VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                  APPLICABLE)           MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before     .
                                       expenses that approximates the total           AllianceBernstein
                                       return performance of the Standard &           L.P.
                                       Poor's 500 Composite Stock Price
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with
                                       that of the Standard & Poor's 500
                                       Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IA    Seeks to achieve capital appreciation.     .   GAMCO Asset
  ACQUISITIONS                                                                        Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Class IA    Seeks to maximize capital                  .   GAMCO Asset
  VALUE                                appreciation.                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND         Class IB    Seeks to maximize current income.          .   AXA Equitable
                                                                                      Funds
                                                                                      Management
                                                                                      Group, LLC
                                                                                  .   AXA Investment
                                                                                      Managers, Inc.
                                                                                  .   Post Advisory
                                                                                      Group, LLP
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before     .   AXA Equitable
  GOVERNMENT BOND                      expenses that approximates the total           Funds
                                       return performance of the Barclays             Management
                                       U.S. Intermediate Government Bond              Group, LLC
                                       Index, including reinvestment of           .   SSgA Funds
                                       dividends, at a risk level consistent          Management, Inc.
                                       with that of the Barclays U.S.
                                       Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before    .
  INDEX                                expenses) that approximates the total          AllianceBernstein
                                       return performance of a composite              L.P.
                                       index comprised of 40% DJ Euro
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
-------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and        .   Invesco
                                       income.                                        Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .
                                       expenses that approximates the total           AllianceBernstein
                                       return performance of the                      L.P.
                                       Russell 1000(R) Growth Index, including
                                       reinvestment of dividends at a risk level
                                       consistent with that of the Russell
                                       1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000(R) Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial
                                                                                      Services
                                                                                      Company d/b/a
                                                                                      MFS Investment
                                                                                      Management
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT
                                                                                 MANAGER (OR
 EQ ADVISORS TRUST                                                               SUB-ADVISER(S), AS            VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                 APPLICABLE)                   MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before    .   SSgA Funds
                                       expenses that approximates the total          Management, Inc.
                                       return performance of the S&P Mid
                                       Cap 400 Index, including reinvestment
                                       of dividends, at a risk level consistent
                                       with that of the S&P Mid Cap 400
                                       Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/       Class IA    Seeks to obtain a high level of current   .   The Dreyfus
                                       income, preserve its assets and               Corporation
                                       maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IA    Seeks to achieve capital growth.          .
  CAP GROWTH                                                                         Morgan Stanley Investment
                                                                                     Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.    .
                                                                                     OppenheimerFunds,
                                                                                     Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real             .   Pacific
  RETURN                               return, consistent with preservation of       Investment
                                       capital and prudent investment                Management
                                       management.                                   Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess      .   Pacific
                                       of traditional money market products          Investment
                                       while maintaining an emphasis on              Management
                                       preservation of capital and liquidity.        Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as          .
                                       possible (before expenses) the total          AllianceBernstein
                                       return of the Russell 2000(R) Index.          L.P.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital        .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.         Associates, Inc.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of      .
  EQUITY                               capital.                                      AllianceBernstein
                                                                                     L.P.
                                                                                 .   AXA Equitable
                                                                                     Funds
                                                                                     Management
                                                                                     Group, LLC
                                                                                 .   ClearBridge
                                                                                     Investments, LLC
                                                                                 .   Scotia
                                                                                     Institutional
                                                                                     Management US,
                                                                                     Ltd.
                                                                                 .   T. Rowe Price
                                                                                     Associates, Inc.
                                                                                 .   Westfield
                                                                                     Capital
                                                                                     Management
                                                                                     Company, L.P.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of      .
  GROWTH                               capital.                                      AllianceBernstein
                                                                                     L.P.
                                                                                 .   AXA Equitable
                                                                                     Funds
                                                                                     Management
                                                                                     Group, LLC
                                                                                 .
                                                                                     BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Franklin
                                                                                     Advisers, Inc.
                                                                                 .
                                                                                     Wellington Management
                                                                                     Company, LLP
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of      .   AXA Equitable
  VALUE                                capital.                                      Funds
                                                                                     Management
                                                                                     Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
                                                                                 .   Diamond Hill
                                                                                     Capital
                                                                                     Management, Inc.
                                                                                 .   Lord, Abbett &
                                                                                     Co. LLC
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT
                                                                             MANAGER (OR
 EQ ADVISORS TRUST                                                           SUB-ADVISER(S), AS   VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                             APPLICABLE)          MANAGEMENT
-------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class IB    Seeks to achieve long-term growth of  .   Allianz Global
                                       capital.                                  Investors U.S.
                                                                                 LLC
                                                                             .   AXA Equitable
                                                                                 Funds
                                                                                 Management
                                                                                 Group, LLC
                                                                             .   SSgA Funds
                                                                                 Management, Inc.
                                                                             .   Wellington
                                                                                 Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------

 AIM
 VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE
 INSURANCE FUNDS)                                                       INVESTMENT
 - SERIES                                                               MANAGER (OR
 II PORTFOLIO                                                           SUB-ADVISER(S), AS
 NAME              OBJECTIVE                                            APPLICABLE)
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is to provide        .   Invesco
  V.I.             reasonable current income and long-term growth of        Advisers,
  DIVERSIFIED      income and capital.                                      Inc.
  DIVIDEND
  FUND
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objectives are both capital    .   Invesco
  V.I.             appreciation and current income.                         Advisers,
  EQUITY                                                                    Inc.
  AND
  INCOME
  FUND
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is total return      .   Invesco
  V.I.             through growth of capital and current income.            Advisers,
  GLOBAL                                                                    Inc.
  REAL                                                                  .   Invesco
  ESTATE                                                                    Asset
  FUND                                                                      Management
                                                                            Limited
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is total return,     .   Invesco
  V.I. HIGH        comprised of current income and capital                  Advisers,
  YIELD FUND       appreciation.                                            Inc.
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is long-term growth  .   Invesco
  V.I.             of capital.                                              Advisers,
  INTERNATIONAL                                                             Inc.
  GROWTH
  FUND
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is long-term growth  .   Invesco
  V.I. MID         of capital.                                              Advisers,
  CAP CORE                                                                  Inc.
  EQUITY
  FUND
----------------------------------------------------------------------------------------------
INVESCO            The fund's investment objective is long-term growth  .   Invesco
  V.I.             of capital.                                              Advisers,
  SMALL CAP                                                                 Inc.
  EQUITY
  FUND
----------------------------------------------------------------------------------------------

 AB
 VARIABLE
 PRODUCT
 SERIES
 FUND, INC.                                                        INVESTMENT
 - CLASS                                                           MANAGER (OR
 B PORTFOLIO                                                       SUB-ADVISER(S), AS
 NAME           OBJECTIVE                                          APPLICABLE)
--------------------------------------------------------------------------------------------
AB VPS          The Portfolio's investment objective is long-term  .
  INTERNATIONAL growth of capital.                                     AllianceBernstein
  GROWTH                                                               L.P.
  PORTFOLIO

----------------------------------------------------------------------------------------------------

 AMERICAN
 CENTURY
 VARIABLE PORTFOLIOS,
 INC.
 -                                          INVESTMENT
 CLASS                                      MANAGER (OR
 II PORTFOLIO                               SUB-ADVISER(S), AS
 NAME                  OBJECTIVE            APPLICABLE)
----------------------------------------------------------------------------------------------------
                       The fund seeks       .
  AMERICAN             long-term capital        American
  CENTURY              growth. Income is a      Century
  VP                   secondary objective.     Investment
  MID                                           Management,
  CAP VALUE                                     Inc.
  FUND
----------------------------------------------------------------------------------------------------

 AMERICAN
 FUNDS
 INSURANCE SERIES(R)
 - CLASS
 4 SHARES                                                                   INVESTMENT
                                                                            MANAGER (OR
 PORTFOLIO                                                                  SUB-ADVISER(S), AS
 NAME                 OBJECTIVE                                             APPLICABLE)
--------------------------------------------------------------------------------------------------
BOND                  The fund's investment objective is to provide as      .
  FUND/SM/            high a level of current income as is consistent with      Capital
                      the preservation of capital.                              Research
                                                                                and
                                                                                Management
                                                                                Company
--------------------------------------------------------------------------------------------------
GLOBAL                The fund's investment objective is to provide you     .
  SMALL               with long-term growth of capital.                         Capital
  CAPITALIZATION                                                                Research
  FUND/SM/                                                                      and
                                                                                Management
                                                                                Company
--------------------------------------------------------------------------------------------------
NEW WORLD             The fund's investment objective is long-term capital  .
  FUND(R)             appreciation.                                             Capital
                                                                                Research
                                                                                and
                                                                                Management
                                                                                Company
--------------------------------------------------------------------------------------------------



 BLACKROCK
 VARIABLE
 SERIES
 FUNDS,
 INC. -
 CLASS III                                                 INVESTMENT
                                                           MANAGER (OR
 PORTFOLIO                                                 SUB-ADVISER(S), AS
 NAME               OBJECTIVE                              APPLICABLE)
---------------------------------------------------------------------------------
BLACKROCK           To seek high total investment return.  .
  GLOBAL ALLOCATION                                            Adviser:
  V.I.                                                         BlackRock
  FUND                                                         Advisors,
                                                               LLC
---------------------------------------------------------------------------------
BLACKROCK           Seeks long-term capital growth.        .
  LARGE                                                        Adviser:
  CAP GROWTH                                                   BlackRock
  V.I.                                                         Advisors,
  FUND                                                         LLC
---------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
 EATON
 VANCE
 VARIABLE                                                   INVESTMENT
 TRUST                                                      MANAGER (OR
 PORTFOLIO                                                  SUB-ADVISER(S), AS
 NAME           OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
EATON VANCE     To provide a high level of current income.  .   Eaton
  VT                                                            Vance
  FLOATING-RATE                                                 Management
  INCOME
  FUND
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS                                                       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS                                                     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks long-term capital appreciation.           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                     Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       Seeks long-term growth of capital.              .   Fidelity Management &
  CAP PORTFOLIO                                                               Research Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks a high level of current income. The fund  .   Fidelity Management & Research
  STRATEGIC INCOME        may also seek capital appreciation.                 Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO     Company (FMR)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       .   Fidelity Management &
  CAP PORTFOLIO               Research Company (FMR)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           .   Fidelity Management & Research
  STRATEGIC INCOME            Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE                                                          INVESTMENT MANAGER
 INSURANCE TRUST PORTFOLIO                                                      (OR SUB-ADVISER(S),
 NAME                       OBJECTIVE                                          AS APPLICABLE
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       Seeks to provide total return by allocating among  .   First Trust Advisors, L.P.
  DIVIDEND & INCOME         dividend-paying stocks and investment grade
  ALLOCATION PORTFOLIO      bonds.
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    Seeks to maximize current income, with a           .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO      secondary objective of capital appreciation.

-------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE       INVESTMENT MANAGER
 INSURANCE TRUST PORTFOLIO   (OR SUB-ADVISER(S),
 NAME                       AS APPLICABLE
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       .   First Trust Advisors, L.P.
  DIVIDEND & INCOME
  ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                                            INVESTMENT MANAGER
 PRODUCTS TRUST - CLASS                                                         (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS   The Fund's principal investment goal is capital      .   Fund Administrator: Franklin
  ALLOCATION VIP FUND     appreciation. Its secondary goal is income.              Templeton Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND  Seeks to maximize income while maintaining           .   Franklin Advisers, Inc.
                          prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING           Seeks long-term capital appreciation, with           .   Franklin Advisory Services, LLC
  DIVIDENDS VIP FUND      preservation of capital as an important
                          consideration.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC        The Fund's principal investment goal is to seek a    .   Franklin Advisers, Inc.
  INCOME VIP FUND         high level of current income. Its secondary goal is
                          capital appreciation over long term.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING      Seeks long-term capital appreciation.                .   Templeton Asset Management Ltd.
  MARKETS  VIP FUND
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL          Seeks high current income, consistent with           .   Franklin Advisers, Inc.
  BOND VIP FUND           preservation of capital. Capital appreciation is a
                          secondary consideration.

----------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE                                              INVESTMENT MANAGER
 TRUST - SERVICE                                                  (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     Seeks long-term capital appreciation.  .
  CAP VALUE FUND                                                     Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE       INVESTMENT MANAGER
 TRUST - SERVICE           (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     .
  CAP VALUE FUND              Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 HARTFORD HLS FUNDS -
 CLASS IC SHARES                                                INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                             SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          The Fund seeks growth of capital.     .   Hartford Funds Management
  APPRECIATION HLS FUND                                             Company,
                                                                    LLC Sub-adviser: Wellington Management
                                                                    Company LLP
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           The Fund seeks capital appreciation.  .   Hartford Funds Management
  OPPORTUNITIES HLS FUND                                            Company, LLC
                                                                    Sub-adviser: Wellington Management
                                                                    Company LLP

------------------------------------------------------------------------------------------------------------
 HARTFORD HLS FUNDS -
 CLASS IC SHARES          INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          .   Hartford Funds Management
  APPRECIATION HLS FUND       Company,
                              LLC Sub-adviser: Wellington Management
                              Company LLP
------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           .   Hartford Funds Management
  OPPORTUNITIES HLS FUND      Company, LLC
                              Sub-adviser: Wellington Management
                              Company LLP

------------------------------------------------------------------------------------------------------------
                                                                   INVESTMENT MANAGER
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                    (OR SUB-ADVISER(S),
 NAME                            OBJECTIVE                         AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              To seek to provide total return.  .   Waddell & Reed Investment
  STRATEGY                                                             Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                                         INVESTMENT MANAGER (OR
 NAME                            OBJECTIVE                                              SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND           To seek to provide total return.                       .   Waddell & Reed Investment
  OPPORTUNITIES                                                                             Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and appreciation.    .   Waddell & Reed Investment
                                                                                            Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL             To seek to provide capital growth and appreciation.    .   Waddell & Reed Investment
  NATURAL RESOURCES                                                                         Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME        To seek to provide total return through a combination  .   Waddell & Reed Investment
                                 of high current income and capital appreciation.           Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP            To seek to provide growth of capital.                  .   Waddell & Reed Investment
  GROWTH                                                                                    Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE            To seek to provide growth of capital.                  .   Waddell & Reed Investment
  AND TECHNOLOGY                                                                            Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          To seek to provide growth of capital.                  .   Waddell & Reed Investment
  GROWTH                                                                                    Management Company (WRIMCO)

---------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE                                          INVESTMENT MANAGER (OR
 SHARES PORTFOLIO NAME    OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.  .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. - SERVICE   INVESTMENT MANAGER (OR
 SHARES PORTFOLIO NAME    SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
 - SHARE CLASS II                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      Seeks capital appreciation.                             .   Legg Mason Partners Fund
  AGGRESSIVE GROWTH                                                                   Advisor, LLC (Investment
  PORTFOLIO                                                                           Manager) Sub-Adviser:
                                                                                      ClearBridge Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      Seeks dividend income, growth of dividend income        .   Legg Mason Partners Fund
  DIVIDEND STRATEGY       and long-term capital appreciation.                         Advisor, LLC (Investment
  PORTFOLIO                                                                           Manager) Sub-Adviser:
                                                                                      ClearBridge Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      The fund seeks long-term appreciation of capital.       .   Legg Mason Partners Fund
  APPRECIATION PORTFOLIO                                                              Advisor, LLC (Investment Manager)
                                                                                  .   Sub-Adviser: ClearBridge
                                                                                      Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID  Seeks long-term growth of capital.                      .   Legg Mason Partners Fund
  CAP PORTFOLIO/(4)/                                                                  Advisor, LLC (Investment Manager)
                                                                                  .   Sub-Adviser: ClearBridge
                                                                                      Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC     The fund seeks the highest total return (that is, a     .   Legg Mason Partners Fund
  MULTI-STRATEGY VIT      combination of income and long-term capital                 Advisor, LLC (Investment Manager)
  PORTFOLIO               appreciation) over time consistent with its asset mix.  .   Sub-Adviser: QS Investors, LLC
                          The fund will seek to reduce volatility as a secondary      and Western Asset Management
                          objective.                                                  Company
---------------------------------------------------------------------------------------------------------------------------

 LEGG MASON GLOBAL ASSET
 MANAGEMENT
 VARIABLE TRUST - SHARE
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE    Positive returns that are independent of market  .   Legg Mason Partners Fund
  RETURN OPPORTUNITIES    cycles.                                              Advisor, LLC (Investment Manager)
  VIT PORTFOLIO                                                            .   Sub-Adviser: Brandywine Global
                                                                               Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------

 LEGG MASON GLOBAL ASSET
 MANAGEMENT
 VARIABLE TRUST - SHARE
 CLASS II                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE    .   Legg Mason Partners Fund
  RETURN OPPORTUNITIES        Advisor, LLC (Investment Manager)
  VIT PORTFOLIO           .   Sub-Adviser: Brandywine Global
                              Investment Management, LLC
-----------------------------------------------------------------------------------------------------

 LORD ABBETT SERIES
 FUND, INC. - CLASS                                                        INVESTMENT MANAGER (OR
 VC PORTFOLIO NAME        OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND          The fund's investment objective is to seek high  .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO     current income and the opportunity for capital
  (VC)                    appreciation to produce a high total return.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------
 MFS(R)
 VARIABLE
 INSURANCE
 TRUSTS                                                               INVESTMENT MANAGER
 - SERVICE                                                             (OR SUB-ADVISER(S),
 CLASS PORTFOLIO                                                      AS
 NAME             OBJECTIVE                                           APPLICABLE)
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek capital  .
  INTERNATIONAL   appreciation.                                           Massachusetts
  VALUE                                                                   Financial
  PORTFOLIO                                                               Services
                                                                          Company
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek capital  .
  INVESTORS       appreciation.                                           Massachusetts
  TRUST                                                                   Financial
  SERIES                                                                  Services
                                                                          Company
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek capital  .
  MASSACHUSETTS   appreciation.                                           Massachusetts
  INVESTORS                                                               Financial
  GROWTH                                                                  Services
  STOCK                                                                   Company
  PORTFOLIO
-----------------------------------------------------------------------------------------------
MFS(R)            The fund's investment objective is to seek total    .
  UTILITIES       return.                                                 Massachusetts
  SERIES                                                                  Financial
                                                                          Services
                                                                          Company
-----------------------------------------------------------------------------------------------

 NEUBERGER
 BERMAN
 ADVISERS
 MANAGEMENT TRUST
 - S CLASS                                                          INVESTMENT
 SHARES                                                             MANAGER (OR
 PORTFOLIO                                                          SUB-ADVISER(S), AS
 NAME              OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------
NEUBERGER          The fund seeks capital appreciation with an      .
  BERMAN           emphasis on absolute (i.e., positive) returns.       Neuberger
  ABSOLUTE                                                              Berman
  RETURN                                                                Investment
  MULTI-MANAGER                                                         Advisers
  PORTFOLIO                                                             LLC
------------------------------------------------------------------------------------------
NEUBERGER          The fund seeks long-term growth of capital by    .
  BERMAN           investing primarily in common stocks of foreign      Neuberger
  INTERNATIONAL    companies.                                           Berman
  EQUITY                                                                Investment
  PORTFOLIO                                                             Advisers
  (Formerly                                                             LLC
  Neuberger
  Berman
  International
  Portfolio)
------------------------------------------------------------------------------------------


 NORTHERN
 LIGHTS
 VARIABLE                                                        INVESTMENT MANAGER
 TRUST                                                            (OR SUB-ADVISER(S),
 PORTFOLIO                                                       AS
 NAME            OBJECTIVE                                       APPLICABLE
------------------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/      The Portfolio seeks to provide superior risk-   .   7Twelve
  BALANCED       adjusted returns when compared to the bond and      Advisors,
  PORTFOLIO/(*)/ equity markets in general.                          LLC

--------------------------------------------------------------------------------------------------
 PIMCO
 VARIABLE
 INSURANCE
 TRUST                                                                   INVESTMENT MANAGER
 - ADVISOR                                                                (OR SUB-ADVISER(S),
 CLASS PORTFOLIO                                                         AS
 NAME                    OBJECTIVE                                       APPLICABLE)
--------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with       .   Pacific
  COMMODITYREALRETURN(R) prudent investment management.                      Investment
  STRATEGY                                                                   Management
  PORTFOLIO                                                                  Company
                                                                             LLC
--------------------------------------------------------------------------------------------------
PIMCO REAL               Seeks maximum real return, consistent with      .   Pacific
  RETURN                 preservation of real capital and prudent            Investment
  PORTFOLIO              investment management.                              Management
                                                                             Company
                                                                             LLC
--------------------------------------------------------------------------------------------------
PIMCO TOTAL              Seeks maximum total return, consistent with     .   Pacific
  RETURN                 preservation of capital and prudent investment      Investment
  PORTFOLIO              management.                                         Management
                                                                             Company
                                                                             LLC
--------------------------------------------------------------------------------------------------

                                                                 INVESTMENT MANAGER
 PROFUNDS                                                         (OR SUB-ADVISER(S),
 VP PORTFOLIO                                                    AS
 NAME           OBJECTIVE                                        APPLICABLE)
------------------------------------------------------------------------------------------
PROFUND VP      Seeks investment results, before fees and        .   ProFund
  BIOTECHNOLOGY expenses, that correspond to the performance of      Advisors
                the Dow Jones U.S. Biotechnology/SM /Index.          LLC
------------------------------------------------------------------------------------------

 PUTNAM
 VARIABLE
 TRUST - IB                                                          INVESTMENT
 SHARE                                                               MANAGER (OR
 CLASS PORTFOLIO                                                     SUB-ADVISER(S), AS
 NAME             OBJECTIVE                                          APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT         Seeks as high a level of current income as Putnam  .   Putnam
  DIVERSIFIED     Investment Management, LLC believes is                 Investment
  INCOME          consistent with preservation of capital.               Management,
  FUND                                                                   LLC
                                                                     .
                                                                         Sub-Manager:
                                                                         Putnam
                                                                         Investments
                                                                         Limited


----------------------------------------------------------------------------------------------------------------------
 T. ROWE
 PRICE
 EQUITY                                                  INVESTMENT MANAGER
 SERIES,                                                  (OR SUB-ADVISER(S),
 INC. PORTFOLIO                                          AS
 NAME             OBJECTIVE                              APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
T. ROWE           Seeks long-term capital appreciation.  .   T. Rowe
  PRICE                                                      Price
  HEALTH SCIENCES                                            Associates,
  PORTFOLIO                                                  Inc.
  - II
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER
 VANECK VIP TRUST - S                                                         (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                          AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD    Seeks long-term capital appreciation by investing  .   Van Eck Associates Corporation
  ASSETS FUND             primarily in hard asset securities. Income is a
                          secondary consideration.
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                          INVESTMENT MANAGER
 VANECK VIP TRUST - S      (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD    .   Van Eck Associates Corporation
  ASSETS FUND

-------------------------------------------------------------------------------------------------------



(+)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.

(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)Formerly known as EQ/Real Estate PLUS.
(4)Formerly known as ClearBridge Variable Mid Cap Core.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges.


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2016 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or the Special DCA program. If you wish to fund one or more of the Guaranteed benefits you elected, you may allocate contributions to the Protected Benefit account variable investment options or the Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:


You purchase a Series E contract with an initial contribution of $100,000 and elected the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix IX for additional information regarding certain limitations on contributions that may apply to your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you elected the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract.


We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA program time periods do not extend beyond 12 months. This plan of investing does not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series E contract:

..   Special dollar cost averaging;

..   General dollar cost averaging; and

..   Investment simplifier.

The only dollar cost averaging program that is available to fund your Guaranteed benefits is the special dollar cost averaging (the "Special DCA program"). The Special DCA program allows you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Only new contributions may be allocated to the Special DCA program. For information on how the Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAM. Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

                        CONTRACT FEATURES AND BENEFITS

                              -------------------

Under the Special DCA program, the following applies:

..   Initial contributions to the Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into the Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate the Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   You can enroll in a Special DCA program on your contract application or at any time you make a new contribution. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

   For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

..   Contributions to the Special DCA program may be designated for the
    Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of the Special DCA program, 100% of your contribution must be allocated to the account for special dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options.

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER THE SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to the Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section;

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

                        CONTRACT FEATURES AND BENEFITS

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series E contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of the Special DCA program as part of the Systematic transfer program;

..   The Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is the Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit,

                        CONTRACT FEATURES AND BENEFITS
and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through the Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 - 80 and with all contract types. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded and (ii) four years from contract issue. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older, or with the RMD Wealth Guard death benefit at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.


If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.


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THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GMIB BENEFIT BASE

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base and lock-in the Roll-up rate for your first two contract years. We refer to this as the GMIB Two-Year Lock. For information on the GMIB Two-Year Lock, see "New business rates" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts; less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

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EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series E contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through the special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

                        CONTRACT FEATURES AND BENEFITS

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

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ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
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One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% under the GMIB Two-Year Lock or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported

                        CONTRACT FEATURES AND BENEFITS
   during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 4% under the GMIB Two-Year Lock or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 4% under the GMIB Two-Year Lock or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.

Also, the Lock-in Rate, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates are described further in this section under "New business rates."

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% under the GMIB Two-Year Lock or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral Roll-up rate will not be less than 4% under the GMIB Two-Year Lock or, if greater, the Deferral Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates or Lock-in Rates are in effect will get the new business rates.

These are your Annual Roll-up and Deferral Roll-up Lock-in Rates and they will apply to your contract for two contract years under the GMIB Two-Year Lock. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the Lock-in Rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 4% under the GMIB Two-Year Lock or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

                        CONTRACT FEATURES AND BENEFITS

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program and any contribution amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.


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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.


                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that

                        CONTRACT FEATURES AND BENEFITS
follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762 (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

                        CONTRACT FEATURES AND BENEFITS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840. This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.

EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant's 95th birthday. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:

..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first

                        CONTRACT FEATURES AND BENEFITS
   funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base.

Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

                        CONTRACT FEATURES AND BENEFITS

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.


If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when:
(i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.


Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant's attainment of age 95;

(ii)for Retirement Cornerstone(R) Series E QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series E QP contract into a Retirement Cornerstone(R) Series E traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date.

(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

ASSET TRANSFER PROGRAM (''ATP'')


If you elected the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.


The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the

                        CONTRACT FEATURES AND BENEFITS
valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix VIII for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix VIII later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the

                        CONTRACT FEATURES AND BENEFITS
   contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day and we will not consider your transfer request to be in good order if we receive it on a valuation day. If we receive your transfer form on a valuation day and it is complete, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits. In some cases, the reduction in your benefit bases may be greater than the amount transferred out of the AXA Ultra Conservative Strategy investment option.

Please note that after exercising the ATP exit option, account value may be transferred out of your Protected Benefit account investment options and into the AXA Ultra Conservative Strategy investment option as soon as the next valuation day.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix VIII later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) Series E contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

              ----------------------------------------------------
              GUARANTEED MINIMUM DEATH BENEFIT   SERIES E CONTRACT
              ----------------------------------------------------
              Return of Principal death benefit  Issue Ages 0-80
              -----------------------------------
              Highest Anniversary
              Value death benefit
              -----------------------------------
              RMD Wealth Guard death benefit     Issue Ages 20-65
              -----------------------------------
              The "Greater of" death benefit
              -----------------------------------

The "Greater of" death benefit or Return of Principal death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Highest Anniversary Value death benefit is available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. If you elect the GMIB, but do not elect a Guaranteed minimum death benefit, the Return of Principal death benefit will also be issued with your contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly

                        CONTRACT FEATURES AND BENEFITS
shorter than if you did not elect a GMDB. Please refer to Appendix IX later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals.

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not with the contract as a whole. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions invested in your
    Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).


If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section.


At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                        CONTRACT FEATURES AND BENEFITS

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA AND QPDC CONTRACTS ONLY)


The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. This benefit base is not an account value or cash value. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB. The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:


..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects withdrawals that are made before the year in which you turn age 701/2 or an Excess RMD withdrawal from the Protected Benefit account, or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. For purposes of the RMD Wealth Guard death benefit, your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit. Withdrawals from the Protected Benefit account prior to the calendar year in which you turn age 701/2 will not stop your benefit base from resetting. As discussed above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals made from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit. Please note that any withdrawals from your Protected Benefit account, including

                        CONTRACT FEATURES AND BENEFITS
withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value.

If you elect the RMD Wealth Guard withdrawal service, you will be able to choose to elect to take RMD withdrawals from your Protected Benefit account value and your Investment account value. If you elect to use our RMD Wealth Guard withdrawal service, and our Automatic RMD withdrawal service, you will receive RMD payments that you are entitled to receive for that calendar year. At the time you elected to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. In that event, the RMD Wealth Guard death benefit base would not reset after that withdrawal. For more information, please refer to "Accessing your money" later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

The RMD Wealth Guard death benefit is only available for traditional IRA and QPDC contracts.

RMD WEALTH GUARD REFUND FEATURE:

If you have a RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner reaches age 95, or before the owner's death, the following applies:

(i)We will issue you a supplementary contract with the same owner and beneficiary;

(ii)You will receive periodic refund payments based on the value of your RMD Wealth Guard death benefit base on the day your Protected Benefit account falls to zero until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero;

(iii)Unless you have amounts allocated to your Investment account, your contract will also terminate; and

(iv)Any remaining RMD payments from the Investment account will continue uninterrupted. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. Your periodic payments will begin one modal period from that date. For example, if you previously received payments on an annual basis, your next periodic payment will begin one year from the date your Protected Benefit account value fell to zero.

The annual refund payments to be received is equal to the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero, divided by the difference between 95 and the age of the owner at the time the Protected Benefit account value fell to zero. The value of the annual refund payments to be received will be paid in full by the end of the period resulting from this formula, which will not be later than the date the owner reaches age 96.

For example:

Assume your RMD Wealth Guard death benefit base is equal to $100,000. Further assume that at the time your Protected Benefit account value fell to zero you were age 85 and that the total RMD withdrawals from your Protected Benefit account were equal to $60,000. You (or your beneficiary) would receive $4,000 each year over a period of 10 years (age 95 minus age 85 equals 10). The RMD Wealth Guard Refund amount is calculated by dividing $40,000 ($100,000 - $60,000) by 10 which equals $4,000 per year.

If you die before receiving the remaining periodic payments, your beneficiary will receive any remaining periodic payments.

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. If you funded your

                        CONTRACT FEATURES AND BENEFITS

Protected Benefit account, you may have to wait up to four years before you can drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.

"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through the Special DCA program; plus

..   Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts; less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero.

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. ANY SUCH WITHDRAWAL WILL REDUCE (I) YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A
PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR
BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------


In order to elect the "Greater of" death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.


Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85

                        CONTRACT FEATURES AND BENEFITS

COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. Under the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. See "New business rates" under "Guaranteed minimum income benefit" for more information.

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."


NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate that are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

                        CONTRACT FEATURES AND BENEFITS

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE


If you elected the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.


WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85.Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT.An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS


Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.


For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.


If you elected the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis.


Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   A withdrawal from your Protected Benefit account prior to the calendar year in which you turn age 701/2 will be treated as an Excess RMD withdrawal and will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount.

..   A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 in excess of your RMD Wealth Guard withdrawal amount will be treated as an Excess RMD withdrawal. The portion of a withdrawal in excess of your RMD Wealth Guard withdrawal amount will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year will reduce the RMD Wealth Guard death benefit base on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. The Return of Principal death benefit cannot be dropped prior to funding your Protected Benefit account. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) Series E contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

POST-FUNDING DROP

If you funded your Protected Benefit account at issue and your contract has been in force for at least four years, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) Series E contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. This right to drop or change your Guaranteed benefits is in addition to any other rights you may have, as described in Appendix I "Dropping or changing your Guaranteed benefits". See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.


We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract.

Please note that if you exercise your right to cancel your contract, your refund amount will be returned to you and will not be restored to your Prior Contract. Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in the Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in the Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge; and (ii) any optional benefit charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions;

(ii)decreased to reflect withdrawals; or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.


..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If you elected the RMD Wealth Guard death benefit and your Protected
    Benefit account value falls to zero before the owner reaches age 95, you will receive periodic payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. We will treat this as a period certain annuity for the period measured from the owner's age when the Protected Benefit account value falls to zero to age 95. Your contract will terminate, unless you have amounts allocated to the Investment account. Any remaining RMD payments from the Investment account will continue uninterrupted. The period certain annuity, which will begin one modal period from the date the Protected Benefit account falls to zero, will be treated as a

                       DETERMINING YOUR CONTRACT'S VALUE
   separate annuity contract for purposes of the required minimum distribution rules. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and benefits" earlier in this Prospectus; as well as "Tax information" later in the Prospectus for more information.


..   If you elected the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.


..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to the Special DCA program.


..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 70 or, if later, until your first contract date anniversary. If you do not elect the "Greater of" GMDB and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options through age 80 or, if later until your first contract date anniversary. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 71st birthday or your first RMD withdrawal, whichever is earlier.


..   Transfers are also subject to the limitations described below:

   -- If you are under age 66, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options. If you are age 66 or older, the maximum amount you may transfer to the Protected Benefit account is equal to the Investment account value as of the transaction date minus your total contributions to the Investment account from age 66 through age 70.

      For example, assume you are 68 years old and your Investment account value on the date of your transfer request is $100,000. Further assume that your total contributions to the Investment account from age 66 to 68 were equal to $20,000. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options would be equal to $80,000 ($100,000 - $20,000).

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.


..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT
    MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary through age 70, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in the general dollar cost averaging program.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to the Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to the Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix IX later in this Prospectus for more information.

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                                                                           METHOD OF WITHDRAWAL
                                                             --------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                         CONTRACT                            PLANS/(1)/ PARTIAL MATIC/(2)/   EQUAL      TION
---------------------------------------------------------------------------------------------------------------
NQ                                                              Yes       Yes      Yes        No         No
---------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
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Roth IRA                                                        Yes       Yes      Yes        Yes        No
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QP/(3)/                                                         Yes       Yes      No         No         No
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(1)Available for contracts with GMIB only.
(2)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(3)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been

                             ACCESSING YOUR MONEY
made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4% under the GMIB Two-Year Lock.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed

                             ACCESSING YOUR MONEY
interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

You may elect a systematic withdrawal option up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or

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(iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

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Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.

RMDS FOR TRADITIONAL IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. Excess RMD withdrawals, which are withdrawals in excess of your RMD Wealth Guard withdrawal amount, will reduce your RMD Wealth Guard death benefit base on a pro rata basis. RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, if you convert your traditional IRA to a Roth IRA, before you convert, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis until such time as the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in the Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from the Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from the Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

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(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- the RMD Wealth Guard death benefit (if your Protected Benefit account falls to zero before the owner reaches age 95), will continue as described under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.


..   If you did not elect the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, or you have not yet funded it, the following applies:


   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or the Special DCA program, (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series E provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic

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payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.


You may choose to annuitize your contract at any time, which generally is at least 13 months after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.


In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose.

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PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date. Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:                   0.80%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:   0.30%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series E:   0.20%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

                             CHARGES AND EXPENSES

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit, but it must be elected with the Guaranteed minimum income benefit, which does charge a fee. The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not with the contract as a whole.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 0.90% of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.80%. See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elected GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the

                             CHARGES AND EXPENSES
benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options (including, if applicable, the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

                             CHARGES AND EXPENSES

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of

                           PAYMENT OF DEATH BENEFIT
the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. No subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 66 or over on the date of your death for the "Greater of" death benefit or the RMD Wealth Guard death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus.

The RMD Wealth Guard death benefit will terminate if the surviving spouse is not eligible to make contributions or transfers into the Protected Benefit account and the Protected Benefit account has no value.

                           PAYMENT OF DEATH BENEFIT

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

                           PAYMENT OF DEATH BENEFIT

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series E contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract. Only section 1035 exchanges are permitted to fund a Retirement Cornerstone Series E NQ contract. See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

                                TAX INFORMATION

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and


..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series E contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU ELECTED THE GMIB


If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. We do not currently offer a period certain option without life contingencies. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

                                TAX INFORMATION

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to

                                TAX INFORMATION
choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series E IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

The Retirement Cornerstone(R) Series E traditional IRA contract may be funded only through a direct rollover or transfer of funds from a contract previously issued by us. Partial rollovers or partial direct transfers from eligible Prior Contracts are not permitted. See "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus or "Rollover contributions to this Roth IRA contract" later in this section for more information. Contributions to this contract cannot be made through "regular" IRA contributions out of your current compensation or from any source other than eligible prior Contracts described above. See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other IRAs, including SEP, SIMPLE and SARSEP IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

                                TAX INFORMATION

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding. This is the only type of rollover permitted to be made to a Retirement Cornerstone(R) Series E IRA contract.

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this Section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "ONE-PER-YEAR LIMIT." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that

                                TAX INFORMATION
are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


ANNUITY PAYMENTS UNDER THE RMD WEALTH GUARD REFUND FEATURE


If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before you reach age 95 or before your death, we will issue you a supplementary contract with the same owner and beneficiary. You will receive periodic refund payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. See "RMD Wealth Guard Refund feature" in "Contract features and benefits" earlier in this Prospectus for additional information.


The payments under the RMD Wealth Guard Refund feature will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning

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Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in

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the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series E Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

All contributions to a Retirement Cornerstone(R) Series E Roth IRA contract must be a direct transfer or rollover contribution. We do not accept regular contributions out of earnings.

See "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus.

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ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make IRA rollover transactions (Roth IRAs or otherwise) only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment. Although in general 60-day rollovers are permitted under the tax law, we will not accept any personal checks and require contributions to be made only through direct transfers from, or rollovers to be made directly from, another eligible contract issued by us.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

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DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

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FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote

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directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

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Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

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Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the

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basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services

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Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

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Appendix I: Dropping or changing your Guaranteed benefits

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PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.


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 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
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..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to elect the          benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to elect the          benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series E contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series E QP contract or another annuity contract. Therefore, the plan trust should purchase a Retirement Cornerstone(R) Series E QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series E contract in a defined benefit plan.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, there may be a benefit base adjustment to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in a benefit base adjustment on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series E contract may not be rollover eligible.

For QPDC contracts only: You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking lifetime RMDs, because withdrawals from your Protected Benefit account reduce your RMD Wealth Guard death benefit base on a pro rata basis, until any such time as the QPDC contract is converted to an IRA.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series E contract. The table illustrates the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the table illustrates that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.48)%, 3.52% for the Series E Protected Benefit account variable investment options and (2.6)%, 3.4% for the Series E Investment account variable investment options.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following table reflects the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflects (1) investment management fees equivalent to an effective annual rate of 0.41% for the Protected Benefit account variable investment options and of 0.58% for the Investment account variable investment options, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.52% for the Protected Benefit account variable investment options and 0.47% for the Investment account variable investment options and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options and 0.25% for the Investment account variable investment options. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustration that follows, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES E
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,960  41,360 57,077 60,677  96,037 102,037  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,947  42,766 54,169 61,320  92,116 104,086  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,960  44,220 51,273 61,926  88,233 106,146  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,999  45,724 48,387 62,492  84,386 108,215  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    35,063  47,278 45,508 63,012  80,571 110,291  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    34,152  48,886 42,633 63,484  76,785 112,370  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    33,264  50,548 39,760 63,903  73,024 114,451  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    32,399  52,267 36,885 64,264  69,284 116,530  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,557  54,044 34,006 64,561  65,563 118,605  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,736  55,881 31,120 64,791  61,856 120,672  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,913  66,049 16,477 64,714  43,390 130,763 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    23,588  78,068  1,184 61,954  24,772 140,022 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    20,673  92,273      0 56,430  20,673 148,703       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    18,118 109,063      0 47,888  18,118 156,951       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------


*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES E
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI YEAR LOCK



-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,960  41,360 57,091 60,691  96,051 102,051  61,800  61,800  61,800  61,800   1,854     1,854
-----------------------------------------------------------------------------------------------------------
67      2    37,947  42,766 54,211 61,363  92,158 104,129  63,654  63,654  63,654  63,654   1,910     1,910
-----------------------------------------------------------------------------------------------------------
68      3    36,960  44,220 51,358 62,015  88,319 106,235  65,564  65,564  65,564  65,564   1,967     1,967
-----------------------------------------------------------------------------------------------------------
69      4    35,999  45,724 48,531 62,645  84,531 108,368  67,531  67,531  67,531  67,531   2,026     2,026
-----------------------------------------------------------------------------------------------------------
70      5    35,063  47,278 45,728 63,250  80,792 110,528  69,556  69,556  69,556  69,556   2,087     2,087
-----------------------------------------------------------------------------------------------------------
71      6    34,152  48,886 42,946 63,828  77,098 112,714  71,643  71,643  71,643  71,643   2,149     2,149
-----------------------------------------------------------------------------------------------------------
72      7    33,264  50,548 40,184 64,378  73,448 114,926  73,792  73,792  73,792  73,792   2,214     2,214
-----------------------------------------------------------------------------------------------------------
73      8    32,399  52,267 37,439 64,896  69,838 117,163  76,006  76,006  76,006  76,006   2,280     2,280
-----------------------------------------------------------------------------------------------------------
74      9    31,557  54,044 34,710 65,380  66,267 119,423  78,286  78,286  78,286  78,286   2,349     2,349
-----------------------------------------------------------------------------------------------------------
75     10    30,736  55,881 31,995 65,827  62,731 121,708  80,635  80,635  80,635  80,635   2,419     2,419
-----------------------------------------------------------------------------------------------------------
80     15    26,913  66,049 18,554 67,398  45,467 133,447  93,478  93,478  93,478  93,478   2,804     2,804
-----------------------------------------------------------------------------------------------------------
85     20    23,588  78,068  5,160 67,536  28,748 145,604 108,367 108,367 108,367 108,367   3,251     3,251
-----------------------------------------------------------------------------------------------------------
90     25    20,673  92,273      0 66,307  20,673 158,580       0 108,367       0 125,627 *$6,668     3,769
-----------------------------------------------------------------------------------------------------------
95     30    18,118 109,063      0 63,683  18,118 172,746       0 108,367       0 145,636   6,668 **$11,390
-----------------------------------------------------------------------------------------------------------


*  Payments of $6,668 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series E contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES E CONTRACT'S FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "We require that the          You are not required to use our forms when
             following types of                making a transaction request. If a written
             communications be on specific     request contains all the information
             forms we provide for that         required to process the request, we will
             purpose (and submitted in the     honor it. Although you are not required to
             manner that the forms specify)"   use our withdrawal request form, if you do
             in "Who is AXA Equitable" and     not specify whether we should process a
             "Effect of Excess withdrawals"    withdrawal that results in an Excess
             in "Contract features and         withdrawal, and the transaction results in
             benefits"                         an Excess withdrawal, we will not process
                                               that request.
             See "Asset transfer program       If you elect the GMIB, the ATP will
             ("ATP")" in "Contract features    commence on the valuation day of your
             and benefits"                     second monthiversary.
             See "Your right to cancel within  If you reside in the state of California
             a certain number of days" in      and you are age 60 or older at the time the
             "Contract features and benefits"  contract is issued, you may return your
                                               Retirement Cornerstone(R) Series E contract
                                               within 30 days from the date that you
                                               receive it and receive a refund as
                                               described below. This is also referred to
                                               as the ''free look'' period.
                                               If you allocate your entire initial
                                               contribution to the EQ/Money Market
                                               variable investment option (and/or
                                               guaranteed interest option, if available),
                                               the amount of your refund will be equal to
                                               your contribution, unless you make a
                                               transfer, in which case the amount of your
                                               refund will be equal to your Total account
                                               value on the date we receive your request
                                               to cancel at our processing office. This
                                               amount could be less than your initial
                                               contribution. If you allocate any portion
                                               of your initial contribution to the
                                               variable investment options (other than the
                                               EQ/Money Market variable investment
                                               option), your refund will be equal to your
                                               Total account value on the date we receive
                                               your request to cancel at our processing
                                               office.
             See ''Transfers of ownership,     Guaranteed benefits do not terminate upon a
             collateral assignments, loans     change of owner or absolute assignment of
             and borrowing'' in ''More         the contract. Guaranteed benefits will
             Information''                     continue to be based on the original
                                               measuring life (i.e., owner, older joint
                                               owner, annuitant, older joint annuitant).
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does not apply.
             transfer in excess of 12
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "GMIB "no lapse               The no-lapse guarantee will not terminate
             guarantee"" under "Guaranteed     if your aggregate withdrawals from your
             minimum income benefit" in        Protected Benefit account in any contract
             "Contract features and benefits"  year following the contract year in which you first fund your Protected Benefit
                                               Account exceed your Annual Withdrawal
                                               Amount unless the excess withdrawal drives
                                               your account value to zero.
----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Disruptive transfer          The ability to restrict transfers due to
(CONTINUED)  activity" in "Transferring your   market timing can only be determined by the
             money among investment options"   underlying fund managers. AXA Equitable's
                                               right to restrict transfers due to market
                                               timing does not apply.
             See "Transfer Charge" in          The charge for excessive transfers does not
             "Charges and Expenses"            apply.
                                               The ability to reserve the right to impose
                                               a limit on the number of free transfers
                                               does not apply.
             See "Special service charges" in  The charge for third-party transfers or
             "Charges and Expenses"            exchanges does not apply.
                                               The maximum charge for check preparation is
                                               $9 per occurrence.

             See "Misstatement of age" in      We will not deduct interest for any
             "More information"                overpayments made by us due to a
                                               misstatement of age or sex. Any
                                               overpayments will be deducted from future
                                               payments.

             See "Transfers of ownership,      Benefits terminate upon any change of owner
             collateral assignments, loans     who is the measuring life, unless the
             and borrowing" in "More           change of ownership is due to a divorce
             information"                      where the spouse is awarded 100% of the
                                               account value and chooses to continue the
                                               contract in his or her name and meets the
                                               age requirements of the applicable benefit
                                               on the date the change in ownership occurs.
                                               Benefits do not terminate upon assignment.
                                               Your contract cannot be assigned to an
                                               institutional investor or settlement
                                               company, either directly or indirectly, nor
                                               may the ownership be changed to an
                                               institutional investor or settlement
                                               company.
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE     See "Your right to cancel within  If you reside in the state of Delaware, at
             a certain number of days" in      the time the contract was issued, you may
             "Contract features and benefits"  return your Retirement Cornerstone(R)
                                               Series E replacement contract within 20
                                               days from the date you received it and
                                               receive a full refund of your contribution.

             See "Greater of death benefit"    If the Guaranteed minimum income benefit is
             under "Guaranteed benefit         elected or if the Guaranteed minimum income
             charges" in "Charges and          benefit is elected with the Return of
             expenses"                         Principal death benefit, Highest
                                               Anniversary Value death benefit, or
                                               "Greater of" death benefit, the maximum
                                               charge for each benefit is 1.65%. If the
                                               RMD Wealth Guard death benefit is elected
                                               the maximum charge is 1.40%.
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this section,
             contribute to your contract" in   item (ii) regarding the $2,500,000
             "Contract features and benefits"  limitation on contributions is deleted. The remainder of this section is unchanged.

             See "How you can purchase and     We may not discontinue the acceptance of
             contribute to your contract" in   contributions.
             "Contract features and benefits"

             See "When to expect payments" in  For any payment we defer for more than 30
             "Accessing your money"            days, we will pay interest to that payment
                                               based on an annual interest rate that is
                                               equal to, or greater than, the Moody's
                                               Corporate Bond Yield Average Monthly
                                               Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces the first
             option" under "Your annuity       sentence of the second paragraph in this
             payout options" in "Accessing     section:
             your money"

             See "Annuity maturity date"       Requests to start receiving annuity
             under "Your annuity payout        payments before the maturity date must be
             options" in "Accessing your       made in writing at least 30 days prior to
             money"                            the date annuity payments are to begin.

             See "Special service charges" in  The charge for third-party transfer or
             "Charges and expenses"            exchange applies to any transfer or
                                               exchange of your contract, even if it is to
                                               another contract issued by AXA Equitable.
                                               We will not impose a charge for third-party
                                               transfers or exchanges if the contract
                                               owner is age 65 or older at issue.

                                               You can choose the date annuity payments
                                               begin but it may not be earlier than twelve
                                               months from the Retirement Cornerstone(R)
                                               Series E contract date.
----------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel within  If you reside in the state of Florida, you
(CONTINUED)  a certain number of days" in      may cancel your variable annuity contract
             "Contract features and benefits"  and return it to us within 21 days from the date that you receive it. You will receive
                                               an unconditional refund equal to the
                                               greater of the cash surrender value
                                               provided in the annuity contract, plus any
                                               fees or charges deducted from the
                                               contributions or imposed under the
                                               contract, or a refund of all contributions
                                               paid.

             See "Transferring your account    We may not require a minimum time period
             value" in "Transferring your      between transfers or establish a daily
             money among investment options"   maximum transfer limit.

             See "Check preparation charge"    The maximum charge for check preparation is
             under "Special service charges"   $25.
             in "Charges and expenses"

             See "Misstatement of age" in      After the second contract date anniversary,
             "More information"                Guaranteed benefits may not be terminated
                                               for misstatement of age.

             See "Transfers of ownership,      Your Guaranteed benefits will terminate
             collateral assignments, loans     with all transfers of ownership, even with
             and borrowing" in "More           a change of owner from a trust to an
             information"                      individual, unless the change of ownership
                                               is due to a divorce where the spouse is
                                               awarded 100% of the Total account value,
                                               chooses to continue the contract in his or
                                               her name and meets the age requirements of
                                               the applicable rider on the date the change
                                               in ownership occurs.
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit and the RMD
             and RMD Wealth Guard death        Wealth Guard death benefit are not
             benefit in "Definitions of key    available. The only Guaranteed minimum
             terms", in "Guaranteed minimum    death benefits that are available are the
             death benefits" and throughout    Return of Principal death benefit and the
             this Prospectus.                  Highest Anniversary Value death benefit.
                                               Both of these death benefits are available
                                               in combination with the Guaranteed minimum
                                               income benefit. They are also available
                                               without the Guaranteed minimum income
                                               benefit.

             See "GMIB Benefit base" under     For the GMIB, there are caps on the GMIB
             "Guaranteed minimum income        benefit base, which are based on a
             benefit" in "Contract features    percentage of total contributions and
             and benefits"                     transfers to the Protected Benefit account:


                                    Initial      Cap Amount
                                    Funding Age  ----------
                                    -----------
                                    20-49        350% on GMIB benefit base
                                    50+          No Cap on GMIB benefit base

                                 The cap is determined by the age of the
                                 owner at the time of first funding of the Protected Benefit account. If the
                                 Protected Benefit account is funded at age
                                 50 or greater there is no cap. If the
                                 Protected Benefit account is funded at
                                 ages 20 to 49, the cap percentage is set to 350% and does not change for the life of the contract, unless there is a GMIB benefit base reset at age 50 or greater.
                                 If there is a GMIB benefit base reset at age 50 or greater, there is no cap, regardless of the age of the owner at first funding. If there is a GMIB benefit base reset prior to age 50, the GMIB benefit base will be capped at 350%, multiplied by the Protected Benefit account value at time of the GMIB benefit base reset, plus 350% of all contributions and transfers made to the Protected
                                 Benefit account after the reset. Neither a GMIB benefit base reset nor withdrawals from your Protected Benefit account will lower the cap amount.

  See "Withdrawals treated as    We do not have the right to terminate the
  surrenders" in "Accessing      contract if no contributions are made
  your money"                    during the last three contract years and
                                 the cash value is less than $500.

  See "Your annuity payout       Your choice of annuity payout options
  options" in "Accessing your    includes a straight life fixed income
  money"                         annuity.

  See "Charges and expenses"     Deductions for charges from the guaranteed
                                 interest option and the Special DCA
                                 account are not permitted.
                                 The charge for third-party transfer or
                                 exchange does not apply.
                                 The check preparation charge does not
                                 apply.
------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS          AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Transfers of ownership,   Collateral assignments are not limited to
(CONTINUED)   collateral assignments, loans  the period prior to the first contract
              and borrowing" in "More        date anniversary. You may assign all or a
              information"                   portion of your NQ contract at any time,
                                             pursuant to the terms described in this
                                             Prospectus.
------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel      If you reside in the state of North Dakota
              within a certain number of     at the time the contract is issued, you
              days" in "Contract features    may return your Retirement Cornerstone(R)
              and benefits"                  Series E contract within 20 days from the
                                             date that you receive it and receive a
                                             full refund of your contributions.

              See "Your beneficiary and      Amounts allocated to the Guaranteed
              payment of benefit" in         interest option will continue to earn
              "Payment of death benefit"     interest until the applicable death
                                             benefit is paid. This means that your
                                             death benefit (other than the applicable
                                             guaranteed minimum death benefit) will be
                                             increased by the amount of interest
                                             credited to any assets in the Guaranteed
                                             interest option up until the date on which
                                             we pay the death benefit.
------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO   IRA and Roth IRA               Available for direct rollovers from U.S.
                                             source 401(a) plans and direct transfers
                                             from the same type of U.S. source IRAs.
              QP (Defined Benefit) contracts Not Available

              See "Purchase considerations   We do not offer contracts to charitable
              for a charitable remainder     remainder trusts in Puerto Rico.
              trust" under "Owner and
              annuitant requirements" in
              "Contract features and
              benefits"

              See "How you can make          Specific requirements for purchasing QP
              contributions" in "Contract    contracts in Puerto Rico are outlined
              features and benefits"         below in "Purchase considerations for QP
                                             (Defined Contribution) contracts in Puerto
                                             Rico".

              See "Guaranteed minimum        Restrictions for the GMIB on a Puerto Rico
              income benefit" in "Contract   QPDC contract are described below, under
              features and benefits"         "Purchase considerations for QP (Defined
                                             Contribution) contracts in Puerto Rico",
                                             and in your contract.

              See "Transfers of ownership,   Transfers of ownership of QP contracts are
              collateral assignments, loans  governed by Puerto Rico law. Please
              and borrowing" in "More        consult your tax, legal or plan advisor if
              information"                   you intend to transfer ownership of
                                             your contract.

              "Purchase considerations for   PURCHASE CONSIDERATIONS FOR QP (DEFINED
              QP (Defined Contribution)      CONTRIBUTION) CONTRACTS IN PUERTO RICO:
              contracts in Puerto Rico" --   Trustees who are considering the purchase
              this section replaces          of a Retirement Cornerstone(R) Series E QP
              "Appendix II: Purchase         contract in Puerto Rico should discuss
              considerations for QP          with their tax, legal and plan advisors
              contracts" in this Prospectus. whether this is an appropriate investment vehicle for the employer's plan. Trustees
                                             should consider whether the plan
                                             provisions permit the investment of plan
                                             assets in the QP contract, the Guaranteed
                                             minimum income benefit, and the payment of
                                             death benefits in accordance with the
                                             requirements of Puerto Rico income tax
                                             rules. The QP contract and this Prospectus
                                             should be reviewed in full, and the
                                             following factors, among others, should be
                                             noted.

                                             LIMITS ON CONTRACT OWNERSHIP
                                             .   The QP contract is offered only as a
                                                 funding vehicle to qualified plan
                                                 trusts of single participant defined
                                                 contribution plans that are
                                                 tax-qualified under Puerto Rico law,
                                                 not United States law. The contract is
                                                 not available to US qualified plans or
                                                 to defined benefit plans qualifying
                                                 under Puerto Rico law.
                                             .   The QP contract owner is the qualified
                                                 plan trust. The annuitant under the
                                                 contract is the self-employed Puerto
                                                 Rico resident, who is the sole plan
                                                 participant.

                                             .   This product should not be purchased
                                                 if the self-employed individual
                                                 anticipates having additional
                                                 employees become eligible for the
                                                 plan. We will not allow additional
                                                 contracts to be issued for
                                                 participants other than the original
                                                 business owner.

                                             .   If the business that sponsors the plan
                                                 adds another employee who becomes
                                                 eligible for the plan, no further
                                                 contributions may be made to the
                                                 contract. If the employer moves the
                                                 funds to another funding vehicle that
                                                 can accommodate more than one
                                                 employee, this move could result in
                                                 the loss of guaranteed benefits in the
                                                 contract.
------------------------------------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------
 STATE           FEATURES AND BENEFITS          AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------
PUERTO RICO                                     LIMITS
(CONTINUED)                                     ON
                                                CONTRIBUTIONS:
                                                .   All contributions must be direct
                                                    transfers from other investments
                                                    within an existing qualified plan
                                                    trust.

                                                .   Employer payroll contributions are not
                                                    accepted.

                                                .   Only one additional transfer
                                                    contribution may be made per contract
                                                    year.

                                                .   Checks written on accounts held in the
                                                    name of the employer instead of the
                                                    plan or the trustee will not be
                                                    accepted.

                                                .   As mentioned above, if a new employee
                                                    becomes eligible for the plan, the
                                                    trustee will not be permitted to make
                                                    any further contributions to the
                                                    contract established for the original
                                                    business owner.
                                                LIMITS
                                                ON
                                                PAYMENTS:
                                                .   Loans are not available under the
                                                    contract.

                                                .   All payments are made to the plan
                                                    trust as owner, even though the plan
                                                    participant/annuitant is the ultimate
                                                    recipient of the benefit payment.

                                                .   AXA Equitable does no tax reporting or
                                                    withholding of any kind. The plan
                                                    administrator or trustee will be
                                                    solely responsible for performing or
                                                    providing for all such services.

                                                .   AXA Equitable does not offer contracts
                                                    that qualify as IRAs under Puerto Rico
                                                    law. The plan trust will exercise the
                                                    GMIB and must continue to hold the
                                                    supplementary contract for the
                                                    duration of the GMIB payments. The
                                                    contract cannot be converted to an IRA.

                                                PLAN
                                                TERMINATION:
                                                .   If the plan participant terminates the
                                                    business, and as a result wishes to
                                                    terminate the plan, the trust would
                                                    have to be kept in existence to
                                                    receive payments. This could create
                                                    expenses for the plan.

                                                .   If the plan participant terminates the
                                                    plan and the trust is dissolved, or if
                                                    the plan trustee (which may or may not
                                                    be the same as the plan participant)
                                                    is unwilling to accept payment to the
                                                    plan trust for any reason, AXA
                                                    Equitable would have to change the
                                                    contract from a Puerto Rico QP to NQ
                                                    in order to make payments to the
                                                    individual as the new owner. Depending
                                                    on when this occurs, it could be a
                                                    taxable distribution from the plan,
                                                    with a potential tax of the entire
                                                    account value of the contract. Puerto
                                                    Rico income tax withholding and
                                                    reporting by the plan trustee could
                                                    apply to the distribution transaction.

                                                .   If the plan trust is receiving GMIB
                                                    payments and the trust is subsequently
                                                    terminated, transforming the contract
                                                    into an individually owned NQ
                                                    contract, the trustee would be
                                                    responsible for the applicable Puerto
                                                    Rico income tax withholding and
                                                    reporting on the present value of the
                                                    remaining annuity payment stream.

                                                .   AXA Equitable is a U.S. insurance
                                                    company, therefore distributions under
                                                    the NQ contract could be subject to
                                                    United States taxation and withholding
                                                    on a "taxable amount not determined"
                                                    basis.

                                                We require owners or beneficiaries of
                                                annuity contracts in Puerto Rico which are
                                                not individuals to document their status
                                                to avoid 30% FATCA withholding from
                                                U.S.-source income.
------------------------------------------------------------------------------------------------

WASHINGTON D.C.  See "Your right to cancel      If you reside in the district of
                 within a certain number of     Washington, D.C., at the time the contract
                 days" in "Contract features    was issued, you may return your Retirement
                 and benefits"                  Cornerstone (R) Series E replacement
                                                contract within 10 days from the date you
                                                received it and receive a refund of your
                                                Total account value under the contract on
                                                the day we receive notification to cancel
                                                the contract.
------------------------------------------------------------------------------------------------

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLES FOR GMIB

EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

------------------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST
  END            PROTECTED                                    RETURN OF    ANNIVERSARY
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE     ROLL-UP TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT         BENEFIT      "GREATER OF" BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE                BASE
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/    $130,073
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/    $128,224
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3

Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:

---------------------------------------------------------------------------------------------

                                 PROTECTED                   PROTECTED
                     ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
      END              NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
OF CONTRACT YEAR AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------------
       0         65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------------
       1         66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------------
       2         67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------------
       3         68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------------
       4         69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------------
       5         70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
       6         71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
       6         71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).

(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.

For example:

  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)

(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.

(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).

(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------


As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you elected the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in the Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.


First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           15%                    25%
--------------------------------------------------------------------------
            1st                       18%                    28%
--------------------------------------------------------------------------
            2nd                       21%                    31%
--------------------------------------------------------------------------
            3rd                       24%                    34%
--------------------------------------------------------------------------
            4th                       27%                    37%
--------------------------------------------------------------------------
            5th                       30%                    40%
--------------------------------------------------------------------------
            6th                       33%                    43%
--------------------------------------------------------------------------
            7th                       36%                    46%
--------------------------------------------------------------------------
            8th                       39%                    49%
--------------------------------------------------------------------------
            9th                       42%                    52%
--------------------------------------------------------------------------
     10th (and later)                 45%                    55%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 15% on the first day of the first ATP year to 18% on the first day on the second ATP year. The maximum transfer point moves similarly during the first ATP year from 25% on the first day of the first ATP year to 28% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            15%       15.75% 16.5%  17.25%     18%
-------------------------------------------------------------------------------
   Maximum Transfer Point            25%       25.75% 26.5%  27.25%     28%
-------------------------------------------------------------------------------

                                    VIII-1

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            18%        18.75% 19.5%  20.25%     21%
--------------------------------------------------------------------------------
   Maximum Transfer Point            28%        28.75% 29.5%  30.25%     31%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in the Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and the Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in the Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

                                    VIII-2

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       25%                                37%                                 45%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 27%                      Minimum = 30%                       Minimum = 33%
                     Maximum = 37%                      Maximum = 40%                       Maximum = 43%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in the
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.37 - 0.3) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current          $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                        (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000         Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra     option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -
                                                        $15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
-------------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of the Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

                                    VIII-3

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

The following is an example of the ATP year set back:

-----------------------------------------------------------------------------------------------------------------------------
                       CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2            CONTRIBUTION/TRANSFER #3
-----------------------------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                  ATP year 4
                                                                   [A = 4]
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS       Contract is in month 3 of the       Contract is now in month 5 of       Contract is now in month 7 of
                  current contract year.              the same contract year.             the same contract year.
                  Total contract year to date         Total contract year to date         Total contract year to date
                  contributions and transfers to the  contributions and transfers to the  contributions and transfers to the
                  Protected Benefit account as of     Protected Benefit account as of     Protected Benefit account as of
                  the valuation day prior to the      the valuation day prior to the      the valuation day prior to the
                  transaction date of the ATP set     transaction date of the ATP set     transaction date of the ATP set
                  back calculation = $0 [B = 0]       back calculation = $300             back calculation = $600
                  The contribution and/or transfer    [B = 300]                           [B = 600]
                  to the Protected Benefit account    The contribution and/or transfer    The contribution and/or transfer
                  on the transaction date of the      to the Protected Benefit account    to the Protected Benefit account
                  ATP set back calculation = $300     on the transaction date of the      on the transaction date of the
                  [C = 300]                           ATP set back calculation = $300     ATP set back calculation =
                  Value of the GMIB benefit base      [C = 300]                           $1,200 [C = 1,200]
                  including the pro rata Roll-up      Value of the GMIB benefit base      Value of the GMIB benefit base
                  amount as of the valuation day      including the pro rata Roll-up      including the pro rata Roll-up
                  prior to the ATP set back           amount as of the valuation day      amount as of the valuation day
                  calculation = $616.92               prior to the ATP set back           prior to the ATP set back
                  [D = 616.92]                        calculation = $926.11               calculation = $1,238.41
                                                      [D = 926.11]                        [D = 1,238.41]
-----------------------------------------------------------------------------------------------------------------------------

                                    VIII-4

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

---------------------------------------------------------------------------------------------------
                         CONTRIBUTION/TRANSFER #1 CONTRIBUTION/TRANSFER #2 CONTRIBUTION/TRANSFER #3
---------------------------------------------------------------------------------------------------
ATP YEAR SET BACK        (4-1) X (0 +300) = 0.98  (4-1) X (300 +300) =     (4-1) X (600 +1200) =
   (A - 1) X (B + C)       616.92 + 300           1.47                     2.21
         D + C           Rounded to the nearest      926.11 + 300            1,238.41 + 1200
                         whole year = 1           Rounded to the nearest   Rounded to the nearest
                                                  whole year = 1           whole year = 2
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
NEW ATP YEAR             New ATP year = 4-1 = 3   New ATP year = 4-1 = 3   New ATP year = 4-2 = 2
Current ATP year - ATP   (ATP year is set back    (ATP year has already    (ATP year is set back
year set back = New ATP  by 1)                    been set back to year    by 1 additional year)
year                     NEW ATP YEAR = 3         3. No additional set     NEW ATP YEAR = 2
                                                  back will occur.)
---------------------------------------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.

For example, the ATP exit option is processed during the sixth month of the fifth ATP year. The number of completed months in the current ATP year is five. The minimum transfer point is 28.5%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(27% + 30%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $150,000 Highest Anniversary Value benefit base is $125,000, Roll-up to age 85 benefit base is $150,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($150,000) is the greater of the Highest Anniversary Value benefit base ($125,000) and the Roll-up to age 85 benefit base ($150,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,750 (=5%X$150,000X6/12 - 0).

When the ATP exit option is processed, the new benefit base is:

  New benefit base =  (1- 3%) X 100,000   _ 3,750              = $127,686
                      -------------------
                       1 - .285 + 0.023

Your Highest Anniversary Value benefit base stays at the current value ($125,000), as the new benefit base ($127,686) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($127,686), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($127,686), as it is the greater of the Highest Anniversary Value benefit base ($125,000) and the Roll-up to age 85 benefit base ($127,686).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $145,000 ($125,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $147,686 ($127,686 + $20,000).

                                    VIII-5

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 9% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:

  New benefit base =  (1- 3%) X 120,000   _ 3,792              = $153,932
                      -------------------
                       1 -0.285 + 0.023

Your GMIB benefit base is adjusted to $153,932.

                                    VIII-6

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series E and types.


-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $500
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only source of contributions that is permitted to be made to a contract is a 1035 exchange from a Prior Contract.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $50
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior
                             Contract.
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement annuity contract issued by us, including SEP, SIMPLE or SARSEP IRAs.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement annuity contract issued by us, including
                             SEP, SIMPLE or SARSEP IRAs.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         .   Contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 65. If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your Protected
                             Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $50
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only sources of contributions that are permitted to be made to a contract are rollovers or direct transfers from a Prior
                             Contract.
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   If you elect the GMIB with the "Greater of" GMDB, you may make
ON CONTRIBUTIONS TO THE      subsequent contributions to your contract which are allocated to
CONTRACT/(1)/                your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the
                             "Greater of" GMDB, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your contract which are allocated to your Investment account through age 85 or, if later, until the first contract date anniversary.
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-80
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $25,000
CONTRIBUTION AMOUNT
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $500
CONTRIBUTION AMOUNT (IF
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   The only source of contributions that is permitted to be made to a contract is a transfer from a Prior Contract. The Prior
                             Contract which is the source of the transfer must be owned by the same existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   A separate QP contract must be established for each plan
ON CONTRIBUTIONS TO THE      participant, even defined benefit plan participants.
CONTRACT/(1)/            .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   If you elect the GMIB with the "Greater of" GMDB, you may make subsequent contributions to to your contract which are allocated to your Protected Benefit account through age 70, or if later, until the first contract date anniversary. If you do not elect the "Greater of" GMDB, you may make subsequent contributions to your contract, which are allocated to your Protected Benefit account through age 75, or if later, until the first contract date anniversary. However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted to be allocated to your Protected Benefit account.
                         .   You may make subsequent contributions to your Investment account through age 75 or, if later, until the first contract date anniversary.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your contract which are allocated to your Protected Benefit account through age
                             65. If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, until the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your
                             Protected Benefit account, subsequent contributions will no longer be permitted to your Protected Benefit account.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix X: Exchange program

--------------------------------------------------------------------------------


The Retirement Cornerstone(R) Series E contract is offered only through an exchange program under which a Prior Contract may be exchanged for a Retirement Cornerstone(R) Series E contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes.


The charts set forth in this Appendix provide a summary comparison of some of the important features of Prior Contracts and the Retirement Cornerstone(R) Series E contract. It is important to note that we did not provide disclosures of guaranteed benefits that may have been available under a Prior Contract, since you would not be eligible to exchange to a Retirement Cornerstone(R) Series E contract if you elected one or more of the guaranteed benefits. You should not rely solely on the information contained in the charts in examining the differences between your existing contract and the Retirement Cornerstone(R) Series E contract. There may be other differences important for you to consider prior to exchanging to a Retirement Cornerstone(R) Series E contract. You should read the Prospectus and other information related to your existing contract prior to exchanging to a Retirement Cornerstone(R) Series E contract. Please note, these charts do not create or modify any existing rights or benefits, all of which are only established by your existing contract.


You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Retirement Cornerstone(R) Series E contract. Under this exchange program, among other conditions, the Prior Contract cannot have elected a living or guaranteed benefit nor have any remaining or outstanding withdrawal charges. The account value attributable to your existing contract would not be subject to any withdrawal charge under a Retirement Cornerstone(R) Series E contract, but would be subject to all other charges and fees under a Retirement Cornerstone(R) Series E contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Retirement Cornerstone(R) Series E contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law. For information of eligible Prior Contracts, see "Exchange Program" in "Retirement Cornerstone(R) Series E at a glance -- key features" earlier in this Prospectus. If you are considering exchanging your Prior Contract for a Retirement Cornerstone(R) Series E contract, please contact your financial professional, who will be able to explain the benefits and features of this contract and provide you with the proper forms and application necessary to complete the transaction.

                         APPENDIX X: EXCHANGE PROGRAM

           A. THE ACCUMULATOR(R) SERIES ('02/'04 THROUGH SERIES 9.0)

----------------------------------------------------------------------------------------------------
                         PRIOR CONTRACTS                                       NEW CONTRACT
----------------------------------------------------------------------------------------------------
 THE ACCUMULATOR(R) SERIES ('02/'04          THE ACCUMULATOR(R)          RETIREMENT
 THROUGH SERIES'07/'07.5) FOR:               SERIES (8.0/8.2/8.3)        CORNERSTONE(R) SERIES E
 ACCUMULATOR(R); ACCUMULATOR(R)              THROUGH SERIES 9.0) FOR:
 PLUS/SM/; ACCUMULATOR(R) ELITE/SM/; AND     ACCUMULATOR(R);
 ACCUMULATOR(R) SELECT/ SM/ SERIES/1/        ACCUMULATOR(R) PLUS/SM/;
                                             ACCUMULATOR(R)
                                             ELITE/SM/; AND
                                             ACCUMULATOR(R)
                                             SELECT/SM/ SERIES/1/
----------------------------------------------------------------------------------------------------
Annual           If your account    $30      If your account    $30      If your account    $30
Administrative   value on a                  value on a                  value on a
Charge:          contract date               contract date               contract date
                 anniversary is              anniversary is              anniversary is
                 less than                   less than                   less than
                 $50,000/2,3/.               $50,000/2,3/.               $50,000/2,3/.

                 If your account    $0       If your account    $0       If your account    $0
                 value on a                  value on a                  value on a
                 contract date               contract date               contract date
                 anniversary is              anniversary is              anniversary is
                 $50,000 or                  $50,000 or                  $50,000 or
                 more/2/.                    more/2/.                    more/2/.
----------------------------------------------------------------------------------------------------
Total Separate        1.25% - 1.70%               1.30% - 1.70%                   1.30%
Account Annual
Expenses:
----------------------------------------------------------------------------------------------------
Death Benefit:   The greater of: (i) your    The greater of: (i) your    For the purposes of
                 account value (without      account value, less any     determining the death
                 adjustment for any          outstanding loan balance    benefit under your
                 otherwise applicable        plus accrued interest,      Retirement
                 negative market value       if applicable, as of the    Cornerstone(R) Series E
                 adjustment), less any       date we receive             contract, we treat your
                 outstanding loan balance    satisfactory proof of       Investment account and
                 plus accrued interest as    death, any required         any Guaranteed minimum
                 of the date we receive      instructions,               death benefit funded by
                 satisfactory proof of       information and forms       your Protected Benefit
                 death, any required         necessary to effect         account differently.
                 instructions,               payment; and (ii) your
                 information and forms       total contributions,        The death benefit in
                 necessary to effect         adjusted for withdrawals    connection with your
                 payment; and (ii) your      and any withdrawal          Investment account is
                 total contributions,        charges and any taxes       equal to your Investment
                 adjusted for withdrawals    that may apply, less any    account value as of the
                 and any withdrawal          outstanding loan            date we receive
                 charges and any taxes       balance plus accrued        satisfactory proof of
                 that may apply, less any    interest.                   death, any required
                 outstanding loan balance                                instructions for the
                 plus accrued interest.                                  method of payment, and
                                                                         any required information
                                                                         and forms necessary to
                                                                         effect payment. The
                                                                         death benefit payable in
                                                                         connection with your
                                                                         Protected Benefit
                                                                         account will be based on
                                                                         the greater of (i) your
                                                                         Protected Benefit
                                                                         account value, and (ii)
                                                                         the benefit base of your
                                                                         Guaranteed minimum death
                                                                         benefit.
----------------------------------------------------------------------------------------------------
Return of               No Charge                   No Charge             No Additional Charge*
Principal                                                                *PLEASE BE ADVISED THAT
Death Benefit                                                            THE RETURN OF PRINCIPAL
Charge/4/:                                                               DEATH BENEFIT DOES NOT
                                                                         HAVE AN ADDITIONAL
                                                                         CHARGE, BUT THIS
                                                                         GUARANTEED BENEFIT MUST
                                                                         BE ELECTED IN
                                                                         COMBINATION WITH THE
                                                                         GUARANTEED MINIMUM
                                                                         INCOME BENEFIT, WHICH
                                                                         DOES HAVE A CHARGE.
----------------------------------------------------------------------------------------------------
Highest               Not Applicable              Not Applicable            0.35% (current and
Anniversary                                                                      maximum)
Value Death
Benefit
Charge/4/:
----------------------------------------------------------------------------------------------------
"Greater of"          Not Applicable              Not Applicable             1.15% (current)
Death Benefit                                                                2.30% (maximum)
Charge/4/:
----------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-------------------------------------------------------------------------------------------------------------------
                        PRIOR CONTRACTS                                                NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------
 THE                                                              THE                 RETIREMENT
 ACCUMULATOR(R)                                                   ACCUMULATOR(R)      CORNERSTONE(R)
 SERIES ('02/'04                                                  SERIES              SERIES E
 THROUGH                                                          (8.0/8.2/8.3)
 SERIES'07/'07.5)                                                 THROUGH
 FOR:                                                             SERIES 9.0)
 ACCUMULATOR(R);                                                  FOR:
 ACCUMULATOR(R)                                                   ACCUMULATOR(R);
 PLUS/SM/;                                                        ACCUMULATOR(R)
 ACCUMULATOR(R)                                                   PLUS/SM/;
 ELITE/SM/; AND                                                   ACCUMULATOR(R)
 ACCUMULATOR(R)                                                   ELITE/SM/;
 SELECT/ SM/                                                      AND
 SERIES/1/                                                        ACCUMULATOR(R)
                                                                  SELECT/SM/
                                                                  SERIES/1/
-------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death Benefit           Not Applicable               Not             0.90% (current)
Charge/4/:                                                        Applicable          1.80% (maximum)
-------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income                Not Applicable               Not             1.15% (current)
Benefit Charge/4/:                                                Applicable          2.30% (maximum)
-------------------------------------------------------------------------------------------------------------------
Lifetime Minimum Guaranteed                 1% - 3%                 1% - 3%                  1%
Interest Rate in the Guaranteed
Interest Option:
-------------------------------------------------------------------------------------------------------------------
Loan Features (if your                                              Yes for
employer's plan permits):                     Yes                 Accumulator(R)             No
                                                                    Series
                                                                  8.0/8.2/8.3
                                                                  --------------------
                                                                    No for
                                                                  Accumulator(R)
                                                                  Series 9.0
-                                       -                         ---------------------
Fixed Maturity Options/5/:                    Yes                     No                     No
-------------------------------------------------------------------------------------------------------------------
Variable Investment Options with         Not Applicable               Not                    7
your Protected Benefit Account/6/:                                Applicable          Various Classes
-------------------------------------------------------------------------------------------------------------------
Variable Investment Options with               37                    23-36                  109
your Investment Account/6/:             Classes B and IB           Classes B          Various Classes
                                                                    and IB
                                                                    (Series
                                                                  8.0/8.2/8.3)
                                                                   Class IB
                                                                  (Series 9.0)
-------------------------------------------------------------------------------------------------------------------
Sources of Permitted Subsequent         .   Full or               .   Full or         .   Full
Contributions                               partial                   partial             exchange,
                                            exchange,                 exchange,           rollover or
                                            rollover or               rollover            direct
                                            direct                    or                  transfer
                                            transfer                  direct              from a Prior
                                            from another              transfer            Contract
                                            annuity                   from
                                            contract or               another
                                            other                     annuity
                                            eligible                  contract
                                            investment                or
                                        .   After tax                 other
                                            check                     eligible
                                                                      investment
                                                                  .   After
                                                                      tax
                                                                      check
-------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

---------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                     NEW CONTRACT
---------------------------------------------------------------------------------------------------
 INCOME MANAGER /SM/ ACCUMULATOR;              INCOME MANAGER/ SM/      RETIREMENT
 INCOME MANAGER/ SM/ ROLLOVER IRA; INCOME      ACCUMULATOR (YEAR         CORNERSTONE(R)
 MANAGER/ SM/ ROLLOVER IRA & CHOICE INCOME     1996); INCOME MANAGER/    SERIES E
 PLAN (YEAR 1995)/1 /                          SM/ ROLLOVER IRA AND
                                               THE CHOICE INCOME PLAN
                                               (YEAR 1996);
                                               ACCUMULATOR (IRA AND
                                               NQ) (YEAR 1997);
                                               ACCUMULATOR/SM/
                                               SELECT/ /(IRA AND NQ)
                                               (YEAR 1997);
                                               ACCUMULATOR/ SM/
                                               (IRA,NQ AND QP) (YEAR
                                               1998); ACCUMULATOR/SM/
                                               SELECT/ /(IRA, NQ AND
                                               QP) (YEAR 1998)/1 /
---------------------------------------------------------------------------------------------------
Annual Contract    If the initial     $30               None            If your account    $30
Fee:               contribution is                                      value on a
                   less than                                            contract date
                   $25,000.                                             anniversary is
                                                                        less than
                                                                        $50,000/2,3/.

                   If the initial     $0                                If your account    $0
                   contribution is                                      value on a
                   more                                                 contract date
                   than $25,000.                                        anniversary is
                                                                        $50,000 or
                                                                        more/2/.
---------------------------------------------------------------------------------------------------
Total Separate              1.15%                   1.20%-1.60%                  1.30%
Account Annual
Expenses:
---------------------------------------------------------------------------------------------------
Death Benefit:     The death benefit is         The death benefit is    For the purposes of
                   equal to the return of       equal to the return     determining the death
                   your account value as of     of your account value   benefit under your
                   the date we receive          as of the date we       Retirement
                   satisfactory proof of        receive satisfactory    Cornerstone(R) Series E
                   death and all                proof of death and      contract, we treat your
                   information and forms        all information and     Investment account and
                   necessary to effect          forms necessary to      any Guaranteed minimum
                   payment.                     effect payment.         death benefit funded by
                                                                        your Protected Benefit
                                                                        account differently.

                                                                        The death benefit in
                                                                        connection with your
                                                                        Investment account is
                                                                        equal to your Investment
                                                                        account value as of the
                                                                        date we receive
                                                                        satisfactory proof of
                                                                        death, any required
                                                                        instructions for the
                                                                        method of payment, and
                                                                        any required information
                                                                        and forms necessary to
                                                                        effect payment. The
                                                                        death benefit payable in
                                                                        connection with your
                                                                        Protected Benefit
                                                                        account will be based on
                                                                        the greater of (i) your
                                                                        Protected Benefit
                                                                        account value, and (ii)
                                                                        the benefit base of your
                                                                        Guaranteed minimum death
                                                                        benefit.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Return of               Not Applicable             Not Applicable        No Additional Charge*
Principal Death                                                         *PLEASE BE ADVISED THAT
Benefit                                                                 THE RETURN OF PRINCIPAL
Charge/4/:                                                              DEATH BENEFIT DOES NOT
                                                                        HAVE AN ADDITIONAL
                                                                        CHARGE, BUT THIS
                                                                        GUARANTEED BENEFIT MUST
                                                                        BE ELECTED IN
                                                                        COMBINATION WITH THE
                                                                        GUARANTEED MINIMUM
                                                                        INCOME BENEFIT, WHICH
                                                                        DOES HAVE A CHARGE.
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Highest                 Not Applicable             Not Applicable          0.35% (current and
Anniversary                                                                     maximum)
Value Death
Benefit
Charge/4/:
---------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

------------------------------------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                               NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------
 INCOME MANAGER/SM/                         INCOME MANAGER/SM/ ACCUMULATOR         RETIREMENT
 ACCUMULATOR; INCOME                        (YEAR 1996); INCOME MANAGER/SM/        CORNERSTONE(R) SERIES E
 MANAGER/SM/ ROLLOVER IRA;                  ROLLOVER IRA AND THE CHOICE INCOME
 INCOME MANAGER/SM/ ROLLOVER                PLAN (YEAR 1996); ACCUMULATOR (IRA
 IRA & CHOICE INCOME PLAN (YEAR             AND NQ) (YEAR 1997);
 1995)/1 /                                  ACCUMULATOR/SM/ SELECT/ /(IRA AND
                                            NQ) (YEAR 1997); ACCUMULATOR/SM/
                                            (IRA,NQ AND QP) (YEAR 1998);
                                            ACCUMULATOR/SM/ SELECT/ /(IRA, NQ
                                            AND QP) (YEAR 1998)/1 /
------------------------------------------------------------------------------------------------------------------------------
"Greater of"         Not Applicable                   Not Applicable                   1.15% (current)
Death Benefit                                                                          2.30% (maximum)
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
RMD Wealth           Not Applicable                   Not Applicable                   0.90% (current)
Guard Death                                                                            1.80% (maximum)
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
Guaranteed           Not Applicable                   Not Applicable                   1.15% (current)
Minimum Income                                                                         2.30% (maximum)
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------------
Lifetime                   3%                               3%                               1%
Minimum
Guaranteed
Interest Rate
in the
Guaranteed
Interest
Option:
------------------------------------------------------------------------------------------------------------------------------
Loan Features              No                               No                               No
(if
your employer's
plan permits):
------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity             No                               No                               No
Options/5/:
------------------------------------------------------------------------------------------------------------------------------
Variable             Not Applicable                   Not Applicable                          7
Investment                                                                             Various Classes
Options with
your Protected
Benefit
Account/6/:
------------------------------------------------------------------------------------------------------------------------------
Variable                   9                               6-24                              109
Investment                                                                             Various Classes
Options with
your
Investment
Account/6/:
------------------------------------------------------------------------------------------------------------------------------
Sources of          .   Full or             .   Full or partial exchange,          .   Full exchange,
Permitted               partial                 rollover or direct transfer            rollover or direct
Subsequent              exchange,               from another annuity contract          transfer from a
Contributions           rollover or             or other eligible investment           Prior Contract
                        direct              .   After tax check
                        transfer from
                        another
                        annuity
                        contract or
                        other
                        eligible
                        investment
                    .   After tax
                        check
------------------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

-------------------------------------------------------------------------------------------------------------------
                             PRIOR CONTRACTS                                              NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR/ SM/ (YEARS 1999, 2000 AND 2001)/1 /     ACCUMULATOR SELECT/SM/    RETIREMENT CORNERSTONE(R) SERIES
                                                      (YEARS 1999 AND 2000)/ 1/ E
-------------------------------------------------------------------------------------------------------------------
Annual            If the account value on    $30                None            If your account value on   $30
Contract Fee:     a contract date            $0                                 a contract date            $0
                  anniversary is less is                                        anniversary is less than
                  less than $25,000.                                            $50,000/2,3/.
                  If the account value on                                       If your account value on
                  a contract date                                               a contract date
                  anniversary is less is                                        anniversary is $50,000
                  more than $25,000.                                            or more/2/.
-------------------------------------------------------------------------------------------------------------------
Total Separate             1.35% - 1.65%                    1.60% - 170%                     1.30%
Account Annual
Expenses:
-------------------------------------------------------------------------------------------------------------------
Death Benefit:    The greater of: (i) your account    The greater of: (i) your  For the purposes of determining
                  value, less any outstanding loan    account value, less any   the death benefit under your
                  balance plus accrued interest as    outstanding loan balance  Retirement Cornerstone(R) Series
                  of the date we receive              plus accrued interest as  E contract, we treat your
                  satisfactory proof of death, any    of the date we receive    Invest-ment account and any
                  required instructions,              satisfactory proof of     Guaranteed minimum death benefit
                  information and forms necessary     death, any required       funded by your Protected Benefit
                  to effect payment; and (ii) your    instructions,             account differently.
                  total contributions, adjusted       information and forms     The death benefit in connection
                  for withdrawals and any             necessary to effect       with your Investment account is
                  withdrawal charges and any taxes    payment; and (ii) your    equal to your Investment account
                  that may apply, less any            total contributions,      value as of the date we receive
                  outstanding loan balance plus       adjusted for              satisfactory proof of death, any
                  accrued interest.                   with-drawals and any      required instructions for the
                                                      withdrawal charges and    method of payment, and any
                                                      any taxes that may        required information and forms
                                                      apply, less any           necessary to effect payment. The
                                                      outstanding loan balance  death benefit payable in
                                                      plus accrued interest.    con-nection with your Protected
                                                                                Benefit account will be based on
                                                                                the greater of (i) your
                                                                                Protected Benefit account value,
                                                                                and (ii) the benefit base of
                                                                                your Guaranteed minimum death
                                                                                benefit.
-------------------------------------------------------------------------------------------------------------------
Return of                  Not Applicable                  Not Applicable            No Additional Charge*
Principal                                                                       *PLEASE BE ADVISED THAT THE
Death Benefit                                                                   RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                      BENEFIT DOES NOT HAVE AN
                                                                                ADDITIONAL CHARGE, BUT THIS
                                                                                GUARANTEED BENEFIT MUST BE
                                                                                ELECTED IN COMBINATION WITH THE
                                                                                GUARANTEED MINIMUM INCOME
                                                                                BENEFIT, WHICH DOES HAVE A
                                                                                CHARGE.
-------------------------------------------------------------------------------------------------------------------
Highest                    Not Applicable                  Not Applicable         0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
"Greater of"               Not Applicable                  Not Applicable               1.15% (current)
Death Benefit                                                                           2.30% (maximum)
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
RMD Wealth                 Not Applicable                  Not Applicable               0.90% (current)
Guard Death                                                                             1.80% (maximum)
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------
Guaranteed                 Not Applicable                  Not Applicable               1.15% (current)
Minimum Income                                                                          2.30% (maximum)
Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

---------------------------------------------------------------------------------------------------------------------------
                       PRIOR CONTRACTS                                                  NEW CONTRACT
---------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR/ SM/ (YEARS 1999, 2000 AND                    ACCUMULATOR              RETIREMENT
 2001)/1 /                                                 SELECT/SM/ (YEARS        CORNERSTONE(R)
                                                           1999 AND 2000)/ 1/       SERIES E
---------------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                   3%                              No                        1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
---------------------------------------------------------------------------------------------------------------------------
Loan Features (if                  Yes                             Yes                       No
your employer's
plan permits):
---------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                     Yes                             Yes                       No
Options/5/:
---------------------------------------------------------------------------------------------------------------------------
Variable Investment          Not Applicable                  Not Applicable                   7
Options with your                                                                      Various Classes
Protected Benefit
Account/6/:
---------------------------------------------------------------------------------------------------------------------------
Variable Investment              26 - 32                         22 - 31                     109
Options with your                                                                      Various Classes
Investment
Account/6/:
---------------------------------------------------------------------------------------------------------------------------
Sources of                .   Full or partial              .   Full or partial      .   Full exchange,
Permitted                     exchange,                        exchange,                rollover or
Subsequent                    rollover or                      rollover or              direct transfer
Contributions                 direct transfer                  direct transfer          from a Prior
                              from another                     from another             Contract
                              annuity contract                 annuity
                              or other eligible                contract or
                              investment                       other eligible
                          .   After tax check                  investment
                                                           .   After tax check

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

------------------------------------------------------------------------------------------------------
                          PRIOR CONTRACTS                                     NEW CONTRACT
------------------------------------------------------------------------------------------------------
 ACCUMULATOR PLUS/SM/ (YEAR 1999)/1/         ACCUMULATOR PLUS/SM/    RETIREMENT CORNERSTONE(R)
                                             (YEARS 2000 AND         SERIES E
                                             2001)/1/
------------------------------------------------------------------------------------------------------
Annual Contract Fee:          None                    None            If your account value    $30
                                                                      on a contract date
                                                                      anniversary is less
                                                                      than $50,000/2,3/.

                                                                      If your account value    $0
                                                                      on a contract date
                                                                      anniversary is
                                                                      $50,000 or more/2/.
-                    ---------------------------------------------------------------------------------
Total Separate               1.60%                1.60%-1.70%                    1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------
Death Benefit:       The death benefit is     The greater of: (i)     For the purposes of
                     equal to the return of   your account value,     determining the death benefit
                     your account value as    less any outstanding    under your Retirement
                     of the date we receive   loan balance plus       Cornerstone(R) Series E
                     satisfactory proof of    accrued interest as     contract, we treat your
                     death and all            of the date we          Investment account and any
                     information and forms    receive                 Guaranteed minimum death
                     necessary to effect      sat- isfactory proof    benefit funded by your
                     payment.                 of death, any           Protected Benefit account
                                              required                differently.
                                              instructions,
                                              information and forms   The death benefit in
                                              necessary to effect     connection with your
                                              payment; and (ii)       Investment account is equal
                                              your total              to your Investment account
                                              con- tributions,        value as of the date we
                                              adjusted for            receive satisfactory proof of
                                              withdrawals and any     death, any required
                                              withdrawal charges      instructions for the method
                                              and any taxes that      of payment, and any required
                                              may apply, less any     information and forms
                                              outstanding loan        necessary to effect payment.
                                              balance plus accrued    The death benefit payable in
                                              interest.               connection with your
                                                                      Protected Benefit account
                                                                      will be based on the greater
                                                                      of (i) your Protected Benefit
                                                                      account value, and (ii) the
                                                                      benefit base of your
                                                                      Guaranteed minimum death
                                                                      benefit.
------------------------------------------------------------------------------------------------------
Return of Principal      Not Applicable          Not Applicable          No Additional Charge*
Death Benefit                                                        *PLEASE BE ADVISED THAT THE
Charge/4/:                                                           RETURN OF PRINCIPAL DEATH
                                                                     BENEFIT DOES NOT HAVE AN
                                                                     ADDITIONAL CHARGE, BUT THIS
                                                                     GUARANTEED BENEFIT MUST BE
                                                                     ELECTED IN COMBINATION WITH
                                                                     THE GUARANTEED MINIMUM INCOME
                                                                     BENEFIT, WHICH DOES HAVE A
                                                                     CHARGE.
------------------------------------------------------------------------------------------------------
Highest Anniversary      Not Applicable          Not Applicable       0.35% (current and maximum)
Value Death Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------
"Greater of" Death       Not Applicable          Not Applicable             1.15% (current)
Benefit Charge/4/:                                                          2.30% (maximum)

                         APPENDIX X: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                        NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR PLUS/SM/ (YEAR 1999)/1/             ACCUMULATOR PLUS/SM/       RETIREMENT CORNERSTONE(R)
                                                 (YEARS 2000 AND 2001)/1/   SERIES E
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard           Not Applicable             Not Applicable             0.90% (current)
Death Benefit                                                                    1.80% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum         Not Applicable             Not Applicable             1.15% (current)
Income Benefit                                                                   2.30% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                 No                         No                          1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
-----------------------------------------------------------------------------------------------------------------------------
Loan Features (if                No                        Yes                          No
your employer's
plan permits):
-----------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                   No                         No                          No
Options/5/:
-----------------------------------------------------------------------------------------------------------------------------
Variable Investment        Not Applicable             Not Applicable                    7
Options with your                                                                Various Classes
Protected Benefit
Account/6/:
-----------------------------------------------------------------------------------------------------------------------------
Variable Investment              28                       31-32                        109
Options with your                                                                Various Classes
Investment
Account/6/:
-----------------------------------------------------------------------------------------------------------------------------
Sources of            .   Full or partial        .   Full or partial        .   Full exchange,
Permitted                 exchange, rollover         exchange, rollover         rollover or direct
Subsequent                or direct transfer         or direct transfer         transfer from a Prior
Contributions             from another annuity       from another annuity       Contract
                          contract or other          contract or other
                          eligible investment        eligible investment
                      .   After tax check        .   After tax check

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

               B. ACCUMULATOR (SERIES 1995 THROUGH SERIES 2001)

-------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
-------------------------------------------------------------------------------------------------
 ACCUMULATOR(R) ELITE/SM/ (YEAR 2001)                 RETIREMENT CORNERSTONE(R) SERIES E
-------------------------------------------------------------------------------------------------
Annual Contract Fee:                None              If your account value on a         $30
                                                      contract date anniversary is
                                                      less than $50,000/2,3/.

                                                      If your account value on a         $0
                                                      contract date anniversary is
                                                      $50,000 or more/2/.
-------------------------------------------------------------------------------------------------
Total Separate Account             1.60%                               1.30%
Annual Expenses:
-------------------------------------------------------------------------------------------------
Death Benefit:            The death benefit is        For the purposes of determining the
                          equal to the return of      death benefit under your Retirement
                          your account value as of    Cornerstone(R) Series E contract, we
                          the date we receive         treat your Investment account and any
                          satisfactory proof of       Guaranteed minimum death benefit funded
                          death and all information   by your Protected Benefit account
                          and forms necessary to      differently.
                          effect payment.
                                                      The death benefit in connection with
                                                      your Investment account is equal to your
                                                      Investment account value as of the date
                                                      we receive satisfactory proof of death,
                                                      any required instructions for the method
                                                      of payment, and any required information
                                                      and forms necessary to effect payment.
                                                      The death benefit payable in connection
                                                      with your Protected Benefit account will
                                                      be based on the greater of (i) your
                                                      Protected Benefit account value, and
                                                      (ii) the benefit base of your Guaranteed
                                                      minimum death benefit.
-------------------------------------------------------------------------------------------------
Return of Principal            Not Applicable                  No Additional Charge*
Death Benefit                                         *PLEASE BE ADVISED THAT THE RETURN OF
Charge/4/:                                            PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
                                                      ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                      BENEFIT MUST BE ELECTED IN COMBINATION
                                                      WITH THE GUARANTEED MINI-MUM INCOME
                                                      BENEFIT, WHICH DOES HAVE A CHARGE.
-------------------------------------------------------------------------------------------------
Highest Anniversary            Not Applicable               0.35% (current and maximum)
Value Death Benefit
Charge/4/:
-------------------------------------------------------------------------------------------------
"Greater of" Death             Not Applicable                     1.15% (current)
Benefit Charge/4/:                                                2.30% (maximum)
-------------------------------------------------------------------------------------------------
RMD Wealth Guard Death         Not Applicable                     0.90% (current)
Benefit Charge/4/:                                                1.80% (maximum)
-------------------------------------------------------------------------------------------------
Guaranteed Minimum             Not Applicable                     1.15% (current)
Income Benefit                                                    2.30% (maximum)
Charge/4/:
-------------------------------------------------------------------------------------------------
Lifetime Minimum                     No                                  1%
Guaranteed Interest
Rate in the Guaranteed
Interest Option:
-------------------------------------------------------------------------------------------------
Loan Features (if                   Yes                                  No
your employer's plan
permits):
-------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

--------------------------------------------------------------------------------------------------------------------------------
                     PRIOR CONTRACTS                                  NEW CONTRACT
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATOR(R) ELITE/SM/ (YEAR 2001)                      RETIREMENT CORNERSTONE(R) SERIES E
--------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity                        Yes                                   No
Options/5/:
--------------------------------------------------------------------------------------------------------------------------------
Variable Investment              Not Applicable                             7
Options with your                                                    Various Classes
Protected Benefit
Account/6/:
--------------------------------------------------------------------------------------------------------------------------------
Variable Investment                    28                                  109
Options with your                                                    Various Classes
Investment Account/6/:
--------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted   .   Full or partial exchange,       .   Full exchange, rollover or
Subsequent                 rollover or direct transfer         direct transfer from a Prior
Contributions              from another annuity contract       Contract
                           or other eligible investment
                       .   After tax check
--------------------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/3./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

--------------------------------------------------------------------------------------------------------------------
                              PRIOR CONTRACTS                                                NEW CONTRACT
--------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 100-500)/1/                    EQUI-VEST(R) (SERIES 201)/1/    RETIREMENT CORNERSTONE(R)
                                                     EMPLOYER-SPONSORED              SERIES E
                                                     RETIREMENT PLANS
--------------------------------------------------------------------------------------------------------------------
Annual                 Series 100 and 200 The        If your total       $30         If your account     $30
Administrative Charge: Series 300, 400    lesser of  account value on    (current)   value on a
                       and 500/2/         $30 or 2%  the last day of     $65         contract date
                                          of your    your contract       (maximum)   anniversary is
                                          account    year is less than               less than
                                          value,     $25,000/3,4/.                   $50,000/3,4/.
                                          plus any
                                          amounts    If your total       $0          If your account     $0
                                          previously account value on                value on a
                                          withdrawn  the last day of                 contract date
                                          during     your contract                   anniversary is
                                          the        year is $25,000                 $50,000 or
                                          contract   or more; or if                  more/4/.
                                          year.      the total account
                                          $30        values of all
                                          (current)  EQUI-VEST(R)
                                          $65        contracts, owned
                                          (maximum)  by the same
                                                     person, when
                                                     added together,
                                                     exceeds $100,
                                                     000/4/.
--------------------------------------------------------------------------------------------------------------------
Total Separate                 1.34%-2.00%                      1.20%                           1.30%
Account Annual
Expenses:
--------------------------------------------------------------------------------------------------------------------
Death Benefit:         The death benefit is equal    The greater of: (i) your        For the purposes of
                       to the return of your         account value, less any         determining the death
                       account value as of the date  outstanding loan balance        benefit under your
                       we receive satisfactory       plus accrued interest as of     Retirement Cornerstone(R)
                       proof of death and all        the date we receive             Series E contract, we treat
                       information and forms         satisfactory proof of death,    your Investment account and
                       necessary to effect payment.  any required instructions,      any Guaranteed minimum death
                                                     information and forms           benefit funded by your
                                                     necessary to effect payment;    Protected Benefit account
                                                     and (ii) your total             differently.
                                                     contributions, adjusted for
                                                     withdrawals and any             The death benefit in
                                                     withdrawal charges and any      connection with your
                                                     taxes that may apply, less      Investment account is equal
                                                     any outstanding loan balance    to your Investment account
                                                     plus accrued interest.          value as of the date we
                                                                                     receive satisfactory proof
                                                                                     of death, any required
                                                                                     instructions for the method
                                                                                     of payment, and any required
                                                                                     information and forms
                                                                                     necessary to effect payment.
                                                                                     The death benefit payable in
                                                                                     connection with your
                                                                                     Protected Benefit account
                                                                                     will be based on the greater
                                                                                     of (i) your Protected
                                                                                     Benefit account value, and
                                                                                     (ii) the benefit base of
                                                                                     your Guaranteed minimum
                                                                                     death benefit.
--------------------------------------------------------------------------------------------------------------------
Return of                     Not Applicable                Not Applicable              No Additional Charge*
Principal                                                                            *PLEASE BE ADVISED THAT THE
Death Benefit                                                                        RETURN OF PRINCIPAL DEATH
Charge/5/:                                                                           BENEFIT DOES NOT HAVE AN
                                                                                     ADDITIONAL CHARGE, BUT THIS
                                                                                     GUARANTEED BENEFIT MUST BE
                                                                                     ELECTED IN COMBINATION WITH
                                                                                     THE GUARANTEED MINIMUM
                                                                                     INCOME BENEFIT, WHICH DOES
                                                                                     HAVE A CHARGE.
--------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-------------------------------------------------------------------------------------------------------------------------
                   PRIOR CONTRACTS                                                       NEW CONTRACT
-------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 100-500)/1/                     EQUI-VEST(R)                    RETIREMENT
                                                      (SERIES 201)/1/                 CORNERSTONE(R)
                                                      EMPLOYER-SPONSORED              SERIES E
                                                      RETIREMENT PLANS
-------------------------------------------------------------------------------------------------------------------------
Highest                 Not Applicable                  Not Applicable                0.35% (current and
Anniversary                                                                                maximum)
Value Death
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
"Greater of"            Not Applicable                  Not Applicable                  1.15% (current)
Death Benefit                                                                           2.30% (maximum)
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
RMD Wealth              Not Applicable                  Not Applicable                  0.90% (current)
Guard Death                                                                             1.80% (maximum)
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Guaranteed              Not Applicable                  Not Applicable                  1.15% (current)
Minimum Income                                                                          2.30% (maximum)
Benefit
Charge/5/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Lifetime                    1%-3%                           1%-1.5%                           1%
Minimum
Guaranteed
Interest Rate
in the
Guaranteed
Interest
Option:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fixed Maturity               Yes                              No                              No
Options/6/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Loan Features                 No                              Yes                             No
(if
your employer's
plan permits):
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Variable                Not Applicable                  Not Applicable                         7
Investment                                                                              Various Classes
Options with
your Protected
Benefit
Account/7/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Variable                      99                              98                              109
Investment             Various classes                  Various classes                 Various classes
Options with
your
Investment
Account/7/:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sources of            .   Full or                     .   Full or partial             .   Full exchange,
Permitted                 partial                         rollover or                     rollover or
Subsequent                exchange,                       direct transfer                 direct transfer
Contributions             rollover or                     from another                    from a Prior
                          direct                          annuity                         Contract
                          transfer from                   contract or
                          another                         other eligible
                          annuity                         investment
                          contract or                 .   Payroll
                          other eligible                  contribution
                          investment
                      .   After tax check
-------------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For the EQUI-VEST(R) series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

/3./ For the EQUI-VEST(R) Series 201 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/5./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/6./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/7./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

------------------------------------------------------------------------------------------------------------------------
                                  PRIOR CONTRACTS                                               NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)/1/            EQUI-VEST(R) EXPRESS/SM/          RETIREMENT CORNERSTONE(R)
                                                     (SERIES 701)/1/                   SERIES E
------------------------------------------------------------------------------------------------------------------------
Annual          If your total account  $30 (current) If your total account     $50     If your account value     $30
Administrative  value on the last day  $65 (maximum) value on the last day             on a contract date
Charge:         of your contract year                of your contract year             anniversary is less
                is less than $25,000                 is less than $100,000.            than $50,000/2,3/.
                for NQ contracts (or
                less than $20,000 for                If your total account      $0     If your account value      $0
                IRA contracts)/2/.                   value on the last day             on a contract date
                                                     of your contract year             anniversary is $50,000
                                                     is $100,000 or more.              or more/3/.

                If your total account       $0
                value on the last day
                of your contract year
                is $25,000 or more
                for NQ contracts (or
                $20,000 or more for
                IRA contracts).
------------------------------------------------------------------------------------------------------------------------
Total Separate             0.95% - 2.00%                         1.10%                             1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------------------------
Death Benefit:  The death benefit is equal to the    The death benefit is equal to     For the purposes of
                return of your account value as of   the return of your account        determining the death benefit
                the date we receive satisfactory     value as of the date we           under your Retirement
                proof of the annuitant's death and   receive satisfactory proof of     Cornerstone(R) Series E
                all information and forms necessary  the annuitant's death and all     contract, we treat your
                to effect payment.                   information and forms             Investment account and any
                                                     necessary to effect payment.      Guaranteed minimum death
                                                                                       benefit funded by your
                                                                                       Protected Benefit account
                                                                                       differently.

                                                                                       The death benefit in
                                                                                       connection with your
                                                                                       Investment account is equal to
                                                                                       your Investment account value
                                                                                       as of the date we receive
                                                                                       satisfactory proof of death,
                                                                                       any required instructions for
                                                                                       the method of payment, and any
                                                                                       required information and forms
                                                                                       necessary to effect payment.
                                                                                       The death benefit payable in
                                                                                       connection with your Protected
                                                                                       Benefit account will be based
                                                                                       on the greater of (i) your
                                                                                       Protected Benefit account
                                                                                       value, and (ii) the benefit
                                                                                       base of your Guaranteed
                                                                                       minimum death benefit.
------------------------------------------------------------------------------------------------------------------------
Return of                 Not Applicable                     Not Applicable                No Additional Charge*
Principal                                                                              *PLEASE BE ADVISED THAT THE
Death Benefit                                                                          RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                             BENEFIT DOES NOT HAVE AN
                                                                                       ADDITIONAL CHARGE, BUT THIS
                                                                                       GUARANTEED BENEFIT MUST BE
                                                                                       ELECTED IN COMBINATION WITH
                                                                                       THE GUARANTEED MINIMUM INCOME
                                                                                       BENEFIT, WHICH DOES HAVE A
                                                                                       CHARGE.
------------------------------------------------------------------------------------------------------------------------
Highest                   Not Applicable                     Not Applicable             0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
------------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                       NEW CONTRACT
-----------------------------------------------------------------------------------------------------
 EQUI-VEST(R) EXPRESS/SM/ (SERIES 700)/1/        EQUI-VEST(R) EXPRESS/SM/   RETIREMENT
                                                 (SERIES 701)/1/            CORNERSTONE(R) SERIES E
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
"Greater of" Death         Not Applicable             Not Applicable            1.15% (current)
Benefit Charge/4/:                                                              2.30% (maximum)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
RMD Wealth Guard           Not Applicable             Not Applicable            0.90% (current)
Death Benefit                                                                   1.80% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Guaranteed Minimum         Not Applicable             Not Applicable            1.15% (current)
Income Benefit                                                                  2.30% (maximum)
Charge/4/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Lifetime Minimum                 No                         No                         1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Fixed Maturity                  Yes                         No                         No
Options/5/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Loan Features (if                No                         No                         No
your employer's
plan permits):
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Variable Investment        Not Applicable             Not Applicable                   7
Options with your                                                               Various Classes
Protected Benefit
Account/6/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Variable Investment              99                         99                        109
Options with your         Various classes            Various classes            Various Classes
Investment
Account/6/:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Sources of            .   Full or partial        .   Full or partial        .   Full exchange,
Permitted                 exchange, rollover         exchange, rollover         rollover or direct
Subsequent                or direct transfer         or direct transfer         transfer from a
Contributions             from another annuity       from another annuity       Prior Contract
                          contract or other          contract or other
                          eligible investment        eligible investment
                      .   After tax check        .   After tax check
-----------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For the EQUI-VEST(R) Express/SM/ Series 700 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

----------------------------------------------------------------------------------------------------------------------
                                  PRIOR CONTRACTS                                              NEW CONTRACT
----------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 800)/1/                           EQUI-VEST(R) (SERIES 801)/1/    RETIREMENT CORNERSTONE(R)
                                                                                        SERIES E
----------------------------------------------------------------------------------------------------------------------
Annual           If your total         $30 (current)    If your total        $50        If your account       $30
Administrative   account value on      $65 (maximum)    account value on     $0         value on a contract   $0
Charge:          the last day of       $0               the last day of                 date anniversary is
                 your contract year                     your contract year              less than
                 is less than                           is less than                    $50,000/2,3/.
                 $25,000 for NQ                         $100,000.                       If your account
                 contracts (or less                     If your total                   value on a contract
                 than $20,000 for                       account value on                date anniversary is
                 IRA contracts)/2/.                     the last day of                 $50,000 or more/3/.
                 If your total                          your contract year
                 account value on                       is $100,000 or more.
                 the last day of
                 your contract year
                 is $25,000 or more
                 for NQ contracts
                 (or $20,000 or more
                 for IRA contracts).
----------------------------------------------------------------------------------------------------------------------
Total Separate               1.20%-2.00%                            1.25%                          1.30%
Account Annual
Expenses:
----------------------------------------------------------------------------------------------------------------------
Death Benefit:   The death benefit is equal to the      The death benefit is equal to   For the purposes of
                 return of your account value as of     the return of your account      determining the death
                 the date we receive satisfactory       value as of the date we         benefit under your
                 proof of the annuitant's death and     receive satisfactory proof of   Retirement Cornerstone(R)
                 all information and forms necessary    the annuitant's death and all   Series E contract, we treat
                 to effect payment.                     information and forms           your Investment account and
                                                        necessary to effect payment.    any Guaranteed minimum
                                                                                        death benefit funded by
                                                                                        your Protected Benefit
                                                                                        account differently.
                                                                                        The death benefit in
                                                                                        connection with your
                                                                                        Investment account is equal
                                                                                        to your Investment account
                                                                                        value as of the date we
                                                                                        receive satisfactory proof
                                                                                        of death, any required
                                                                                        instructions for the method
                                                                                        of payment, and any
                                                                                        required information and
                                                                                        forms necessary to effect
                                                                                        payment. The death benefit
                                                                                        payable in connection with
                                                                                        your Protected Benefit
                                                                                        account will be based on
                                                                                        the greater of (i) your
                                                                                        Protected Benefit account
                                                                                        value, and (ii) the benefit
                                                                                        base of your Guaranteed
                                                                                        minimum death benefit.
----------------------------------------------------------------------------------------------------------------------
Return of                  Not Applicable                       Not Applicable             No Additional Charge*
Principal                                                                               *PLEASE BE ADVISED THAT THE
Death Benefit                                                                           RETURN OF PRINCIPAL DEATH
Charge/4/:                                                                              BENEFIT DOES NOT HAVE AN
                                                                                        ADDITIONAL CHARGE, BUT THIS
                                                                                        GUARANTEED BENEFIT MUST BE
                                                                                        ELECTED IN COMBINATION WITH
                                                                                        THE GUARANTEED MINIMUM
                                                                                        INCOME BENEFIT, WHICH DOES
                                                                                        HAVE A CHARGE.
----------------------------------------------------------------------------------------------------------------------
Highest                    Not Applicable                       Not Applicable          0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/4/:
----------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

---------------------------------------------------------------------------------------------------------------
                            PRIOR CONTRACTS                                            NEW CONTRACT
---------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) (SERIES 800)/1/               EQUI-VEST(R) (SERIES 801)/1/    RETIREMENT CORNERSTONE(R) SERIES E
---------------------------------------------------------------------------------------------------------------
"Greater of" Death      Not Applicable             Not Applicable                    1.15% (current)
Benefit Charge/4/:                                                                   2.30% (maximum)
---------------------------------------------------------------------------------------------------------------
RMD Wea lth Guard       Not Applicable             Not Applicable                    0.90% (current)
Death Benefit                                                                        1.80% (maximum)
Charge/4/:
---------------------------------------------------------------------------------------------------------------
Guaranteed Minimum      Not Applicable             Not Applicable                    1.15% (current)
Income Benefit                                                                       2.30% (maximum)
Charge/4/:
---------------------------------------------------------------------------------------------------------------
Lifetime Minimum             1%-3%                      1%-3%                               1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
---------------------------------------------------------------------------------------------------------------
Fixed Maturity                Yes                        No                                 No
Options/5/:
---------------------------------------------------------------------------------------------------------------
Loan Features (if             No                         No                                 No
your employer's
plan permits):
---------------------------------------------------------------------------------------------------------------
Variable Investment     Not Applicable             Not Applicable                           7
Options with your                                                                    Various Classes
Protected Benefit
Account/6/:
---------------------------------------------------------------------------------------------------------------
Variable Investment           99                         104                               109
Options with your       Various Classes            Various Classes                   Various Classes
Investment
Account/6/:
---------------------------------------------------------------------------------------------------------------
Sources of            .   Full or partial   .   Full or partial exchange,   .   Full exchange, rollover or
Permitted                 exchange,             rollover or direct              direct transfer from a Prior
Subsequent                rollover or           transfer from another           Contract
Contributions             direct transfer       annuity contract or other
                          from another          eligible investment
                          annuity           .   After tax check
                          contract or
                          other eligible
                          investment
                      .   After tax check
---------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ For EQUI-VEST(R) Series 800 contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value plus any prior withdrawals during the contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

              C. EQUI-VEST(R) (SERIES 100-500 THROUGH SERIES 801)

------------------------------------------------------------------------------------------------------------------------------
                               PRIOR CONTRACTS                                                   NEW CONTRACT
------------------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) TSA ADVANTAGE/SM/             EQUI-VEST(R) (SERIES 100-400)/1/       RETIREMENT CORNERSTONE(R) SERIES E
 (SERIES 600)/1/                            EMPLOYER-SPONSORED RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------------------
Annual           The lesser of a current    Series 100 and        The lesser of    If your account value on   $30
Administrative   charge of $30 (maximum     200/2/                $30 or 2% of     a contract date
Charge:          charge $65) or 2% of                             your account     anniversary is less than
                 your account value, less                         value, plus      $50,000/3,4/.
                 any amount previously                            any prior
                 withdrawn during the                             withdrawals      If your account value on
                 contract year.                                   during the       a contract date
                                                                  contract year.   anniversary is $50,000
                                                                                   or more/4/.
                                            Series 300 and        $30 (current)                               $0
                                            400/2,3/              $65 (maximum)
------------------------------------------------------------------------------------------------------------------------------
Total Separate        1.20% - 2.00%                    1.34% - 2.00%                                1.30%
Account Annual
Expenses:
------------------------------------------------------------------------------------------------------------------------------
Death Benefit:   The greater of: (i) your   The greater of: (i) your account       For the purposes of determining the
                 account value, less any    value, less any outstanding loan       death benefit under your Retirement
                 outstanding loan balance   balance plus accrued interest as of    Cornerstone(R) Series E contract, we
                 plus accrued interest as   the date we receive satisfactory       treat your Investment account and any
                 of the date we receive     proof of death, any required           Guaranteed minimum death benefit funded
                 satisfactory proof of      instructions, information and forms    by your Protected Benefit account
                 death, any required        necessary to effect payment; and       differently.
                 instructions,              (ii) your total contributions,
                 information and forms      adjusted for withdrawals and any       The death benefit in connection with
                 necessary to effect        withdrawal charges and any taxes       your Investment account is equal to your
                 payment; and (ii) your     that may apply, less any               Investment account value as of the date
                 total contributions,       outstanding loan balance plus          we receive satisfactory proof of death,
                 adjusted for withdrawals   accrued interest.                      any required instructions for the method
                 and any withdrawal                                                of payment, and any required information
                 charges and any taxes                                             and forms necessary to effect payment.
                 that may apply, less any                                          The death benefit payable in connection
                 outstanding loan balance                                          with your Protected Benefit account will
                 plus accrued interest.                                            be based on the greater of (i) your
                                                                                   Protected Benefit account value, and
                                                                                   (ii) the benefit base of your Guaranteed
                                                                                   minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------
Return of             Not Applicable                  Not Applicable                        No Additional Charge*
Principal                                                                          *PLEASE BE ADVISED THAT THE RETURN OF
Death Benefit                                                                      PRINCIPAL DEATH BENEFIT DOES NOT HAVE AN
Charge/5/:                                                                         ADDITIONAL CHARGE, BUT THIS GUARANTEED
                                                                                   BENEFIT MUST BE ELECTED IN COMBINATION
                                                                                   WITH THE GUARANTEED MINIMUM INCOME
                                                                                   BENEFIT, WHICH DOES HAVE A CHARGE.
------------------------------------------------------------------------------------------------------------------------------
Highest               Not Applicable                  Not Applicable                     0.35% (current and maximum)
Anniversary
Value Death
Benefit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
"Greater of"          Not Applicable                  Not Applicable                           1.15% (current)
Death Benefit                                                                                  2.30% (maximum)
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
RMD Wealth            Not Applicable                  Not Applicable                           0.90% (current)
Guard Death                                                                                    1.80% (maximum)
Bene-fit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------
Guaranteed            Not Applicable                  Not Applicable                           1.15% (current)
Minimum Income                                                                                 2.30% (maximum)
Benefit
Charge/5/:
------------------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

------------------------------------------------------------------------------------------------------------------
                                 PRIOR CONTRACTS                                           NEW CONTRACT
------------------------------------------------------------------------------------------------------------------
 EQUI-VEST(R) TSA ADVANTAGE/SM/ (SERIES 600)/1/  EQUI-VEST(R) (SERIES             RETIREMENT CORNERSTONE(R)
                                                 100-400)/1/ EMPLOYER-SPONSORED   SERIES E
                                                 RETIREMENT PLANS
------------------------------------------------------------------------------------------------------------------
Lifetime Minimum               1% - 3%                       1% - 4%                            1%
Guaranteed Interest
Rate in the
Guaranteed Interest
Option:
------------------------------------------------------------------------------------------------------------------
Fixed Maturity                   Yes                           Yes                              No
Options/6/:
------------------------------------------------------------------------------------------------------------------
Loan Features (if                Yes                           Yes                              No
your employer's plan
permits):
------------------------------------------------------------------------------------------------------------------
Variable Investment         Not Applicable               Not Applicable                          7
Options with your                                                                         Various Classes
Protected Benefit
Account/7/:
------------------------------------------------------------------------------------------------------------------
Variable Investment               99                           99                               109
Options with your          Various Classes               Various Classes                  Various Classes
Investment Account/7/:
------------------------------------------------------------------------------------------------------------------
Sources of Permitted   .   Full or partial       .   Full or partial rollover or  .   Full exchange, rollover or
Subsequent                 rollover or direct        direct transfer from             direct transfer from a
Contributions              transfer from             another annuity contract or      Prior Contract
                           another annuity           other eligible investment
                           contract or other     .   Payroll contribution
                           eligible investment
                       .   Payroll contribution
------------------------------------------------------------------------------------------------------------------

/1./ If you elected a Guaranteed benefit under a Prior Contract, you would not be eligible for the exchange program. Therefore, in the column for "Prior Contracts", Guaranteed benefits are either not reflected or categorized as "Not Applicable".

/2./ Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

/3./ For EQUI-VEST(R) Employer Sponsored Plans Series 300-400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your Total account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For the Retirement Cornerstone(R) Series E contract, during the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/4./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

/5./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/6./ Fixed Maturity Options offer a fixed rate of interest if held to maturity.
     Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to market value adjustment, which may increase or decrease the account value. See "fixed maturity options" in your Prospectus for more information.

/7./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

                         APPENDIX X: EXCHANGE PROGRAM

                      D. STRUCTURED CAPITAL STRATEGIES(R)



------------------------------------------------------------------------------------------------------------------
                       PRIOR CONTRACTS                                           NEW CONTRACT
------------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B, C AND ADV/8/        RETIREMENT CORNERSTONE(R) SERIES E
------------------------------------------------------------------------------------------------------------------
Annual Contract Fee:                       None                 If your account value on a contract       $30
                                                                date anniversary is less than
                                                                $50,000/1,2/.

                                                                If your account value on a contract       $0
                                                                date anniversary is $50,000 or
                                                                more/1/.
------------------------------------------------------------------------------------------------------------------
Total Separate Account                0.65%-1.65%/3/                                 1.30%
Annual Expenses:
------------------------------------------------------------------------------------------------------------------
Death Benefit:                The death benefit is equal to     For the purposes of determining the death
                              the return of your account        benefit under your Retirement Cornerstone(R)
                              value as of the date we receive   Series E con-tract, we treat your Investment
                              satisfactory proof of death and   account and any Guaranteed minimum death
                              all information and forms         benefit funded by your Protected Benefit
                              necessary to effect payment.      account differently.

                                                                The death benefit in connection with your
                                                                Investment account is equal to your Investment
                                                                account value as of the date we receive
                                                                satisfactory proof of death, any required
                                                                instructions for the method of payment, and any
                                                                required information and forms necessary to
                                                                effect payment. The death benefit payable in
                                                                connection with your Protected Benefit account
                                                                will be based on the greater of (i) your
                                                                Protected Benefit account value, and (ii) the
                                                                benefit base of your Guaranteed minimum death
                                                                benefit.
------------------------------------------------------------------------------------------------------------------
Return of Principal Death             Not Applicable                         No Additional Charge*
Benefit Charge/4/:                                              *PLEASE BE ADVISED THAT THE RETURN OF PRINCIPAL
                                                                DEATH BENEFIT DOES NOT HAVE AN ADDI-TIONAL
                                                                CHARGE, BUT THIS GUARANTEED BENEFIT MUST BE
                                                                ELECTED IN COMBINATION WITH THE GUARANTEED
                                                                MINIMUM INCOME BENEFIT, WHICH DOES HAVE A
                                                                CHARGE.
------------------------------------------------------------------------------------------------------------------
Highest Anniversary Value             Not Applicable                      0.35% (current and maximum)
Death Benefit Charge/4/:
------------------------------------------------------------------------------------------------------------------
"Greater of" Death Benefit            Not Applicable                            1.15% (current)
Charge/4/:                                                                      2.30% (maximum)
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard Death                Not Applicable                            0.90% (current)
Benefit Charge/4/:                                                              1.80% (maximum)
------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income             Not Applicable                            1.15% (current)
Benefit Charge/4/:                                                              2.30% (maximum)
------------------------------------------------------------------------------------------------------------------
Choice Cost/5/                           Up to 5%                                     No
------------------------------------------------------------------------------------------------------------------
Lifetime Minimum                            No                                        1%
Guaranteed Interest Rate
in the Guaranteed Interest
Option:
------------------------------------------------------------------------------------------------------------------
Loan Features (if your                      No                                        No
employer's plan permits):
------------------------------------------------------------------------------------------------------------------
Variable Investment                   Not Applicable                                   7
Options with your                                                               Various Classes
Protected Benefit
Account/6/:
------------------------------------------------------------------------------------------------------------------

                         APPENDIX X: EXCHANGE PROGRAM

----------------------------------------------------------------------------------------------------------------------
                     PRIOR CONTRACTS                                  NEW CONTRACT
----------------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B AND ADV           RETIREMENT CORNERSTONE(R)
                                                             SERIES E
----------------------------------------------------------------------------------------------------------------------
Variable Investment                        3                              109
Options with your                      Class IB                     Various Classes
Investment Account/6/:
----------------------------------------------------------------------------------------------------------------------
Structured Investment                  Up to 28                            No
Options/6,7/:
----------------------------------------------------------------------------------------------------------------------
Sources of Permitted         .   Full or partial exchange,   .   Full or partial exchange,
Subsequent Contributions:        rollover or direct              rollover or direct
                                 transfer from another           transfer from a Structured
                                 annuity contract or other       Capital Strategies(R)
                                 eligible investment             contract. The source of
                                                                 the contribution must be
                                                                 for the entire account
                                                                 value invested in the
                                                                 variable investment
                                                                 options at the time of the
                                                                 transaction.
                                                             .   Account value invested in
                                                                 a segment is not an
                                                                 eligible source of
                                                                 contribution.
----------------------------------------------------------------------------------------------------------------------



/1./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

/2./ During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

/3./ On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging accounts) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. For more information, please refer to your Structured Capital Strategies(R) Prospectus.

/4./ The Return of Principal death benefit and the "Greater of" death benefit can only be elected in combination with the GMIB. The Highest Anniversary Value death benefit can be elected with or without selecting the GMIB. If you elect the GMIB and do not elect a guaranteed minimum death benefit, you will automatically receive the Return of Principal death benefit. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. Please see "Retirement Cornerstone(R) Series E at a glance - key features" in the Retirement Cornerstone(R) Series E Prospectus for more information related to these guaranteed benefits.

/5./ Choice cost is a charge, which is only applicable if a contract owner elects to invest in Choice Segments under a Structured Capital Strategies(R) contract. For more information on Choice costs, please refer to Structured Capital Strategies(R) Prospectus.

/6./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

/7./ Contract owners have the ability to invest in various types of structured investment options that permit you to invest in one or more segments referred to as "Standard Segments" or "Choice Segments", each of which provides performance tied to the performance of a securities or commodities indexed for a set period of time. As discussed above in footnote 5, amounts invested in Choice Segments are subject to a "Choice cost" charge. For more information on structured investment options and Choice costs, please refer to your Structured Capital Strategies(R) Prospectus.

/8./ Your contract must be in force for at least four years for you to be eligible to exchange to a Retirement Cornerstone(R) Series E contract.

                         APPENDIX X: EXCHANGE PROGRAM

Appendix XI: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING DECEMBER 31,
                                                      --------------------------------
                                                        2015            2014
--------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO
--------------------------------------------------------------------------------------
   Unit value                                         $  10.04         $ 10.98
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   4,291           4,675
--------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------
   Unit value                                         $  11.14         $ 11.54
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     556             505
--------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------
   Unit value                                         $  10.60         $ 11.23
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     504             350
--------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
   Unit value                                         $  13.19         $ 13.91
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     826             628
--------------------------------------------------------------------------------------
ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------
   Unit value                                         $  10.24         $ 10.78
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     938             662
--------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------
   Unit value                                         $  19.79         $ 20.38
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,957           1,354
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                                         $   9.93         $ 10.07
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,452             627
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------
   Unit value                                         $  11.59         $ 11.75
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     552             326
--------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------------
   Unit value                                         $   9.37         $  9.82
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,676             960
--------------------------------------------------------------------------------------
AXA AGGRESSIVE STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  13.06         $ 13.39
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 117,206          78,119
--------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------
   Unit value                                         $  12.82         $ 13.08
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                 113,639          91,852
--------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



---------------------------------------------------------------------------
                                           FOR THE YEAR ENDING DECEMBER 31,
                                           --------------------------------
                                             2015             2014
---------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  12.25         $  12.47
---------------------------------------------------------------------------
   Number of units outstanding (000's)       57,851           48,006
---------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  11.14         $  11.31
---------------------------------------------------------------------------
   Number of units outstanding (000's)       35,647           29,801
---------------------------------------------------------------------------
AXA GROWTH STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  14.02         $  14.35
---------------------------------------------------------------------------
   Number of units outstanding (000's)      127,820           91,406
---------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------
   Unit value                              $  10.41         $  11.02
---------------------------------------------------------------------------
   Number of units outstanding (000's)          300              263
---------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------
   Unit value                              $  16.82         $  17.75
---------------------------------------------------------------------------
   Number of units outstanding (000's)          290              240
---------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------
   Unit value                              $  18.27         $  19.19
---------------------------------------------------------------------------
   Number of units outstanding (000's)          124              100
---------------------------------------------------------------------------
AXA MODERATE ALLOCATION
---------------------------------------------------------------------------
   Unit value                              $  12.65         $  12.93
---------------------------------------------------------------------------
   Number of units outstanding (000's)        5,429            4,693
---------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  13.42         $  13.71
---------------------------------------------------------------------------
   Number of units outstanding (000's)      237,051          202,854
---------------------------------------------------------------------------
AXA NATURAL RESOURCES
---------------------------------------------------------------------------
   Unit value                              $   6.51         $   8.89
---------------------------------------------------------------------------
   Number of units outstanding (000's)          175               85
---------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------
   Unit value                              $  10.09         $  10.23
---------------------------------------------------------------------------
   Number of units outstanding (000's)        2,768              155
---------------------------------------------------------------------------
AXA/AB DYNAMIC GROWTH
---------------------------------------------------------------------------
   Unit value                              $   9.44               --
---------------------------------------------------------------------------
   Number of units outstanding (000's)       11,856               --
---------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------
   Unit value                              $  11.77         $  12.00
---------------------------------------------------------------------------
   Number of units outstanding (000's)      131,091          103,758
---------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------
   Unit value                              $  21.19         $  22.11
---------------------------------------------------------------------------
   Number of units outstanding (000's)          894              739
---------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2015             2014
----------------------------------------------------------------------------------
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 9.75               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                63               --
----------------------------------------------------------------------------------
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $ 9.60               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             8,973               --
----------------------------------------------------------------------------------
AXA/INVESCO STRATEGIC ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                     $ 9.50               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             5,585               --
----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $18.31           $16.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               641              561
----------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $12.58           $12.87
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             3,781            3,721
----------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
----------------------------------------------------------------------------------
   Unit value                                     $20.03           $19.80
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,149              900
----------------------------------------------------------------------------------
CHARTER/SM/ ALTERNATIVE 100 MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $ 8.83               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                17               --
----------------------------------------------------------------------------------
CHARTER/SM/ INTERNATIONAL MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $ 9.33               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                10               --
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
----------------------------------------------------------------------------------
   Unit value                                     $ 9.48               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               171               --
----------------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                     $ 9.43               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               117               --
----------------------------------------------------------------------------------
CHARTER/SM/ REAL ASSETS
----------------------------------------------------------------------------------
   Unit value                                     $ 8.67               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                14               --
----------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------
   Unit value                                     $14.63           $17.06
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               295              242
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $10.29           $10.63
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             2,368              641
----------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31,
                                                  --------------------------------
                                                   2015             2014
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $  9.90               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                388               --
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $  9.99          $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                680              160
----------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO
----------------------------------------------------------------------------------
   Unit value                                     $  9.86               --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                190               --
----------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
   Unit value                                     $ 16.88          $ 18.22
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              4,345            3,867
----------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
   Unit value                                     $ 18.01          $ 18.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                707              682
----------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 19.16          $ 19.43
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                894              630
----------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 10.61          $ 10.70
----------------------------------------------------------------------------------
   Number of units outstanding (000's)             14,039           14,262
----------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
----------------------------------------------------------------------------------
   Unit value                                     $  7.21          $  8.92
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                165              135
----------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------
   Unit value                                     $ 19.11          $ 19.20
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              3,812            2,626
----------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------
   Unit value                                     $ 12.81          $ 12.64
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                493              459
----------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------
   Unit value                                     $ 20.06          $ 21.56
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              5,609            4,915
----------------------------------------------------------------------------------
EQ/HIGH YIELD BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 10.13          $ 10.59
----------------------------------------------------------------------------------
   Number of units outstanding (000's)                433              308
----------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                     $ 10.16          $ 10.25
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              6,132            6,321
----------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------
                                          FOR THE YEAR ENDING DECEMBER 31,
                                          --------------------------------
                                           2015             2014
--------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------
   Unit value                             $11.04           $11.43
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,095              614
--------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------
   Unit value                             $17.51           $18.91
--------------------------------------------------------------------------
   Number of units outstanding (000's)       957              827
--------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------
   Unit value                             $20.50           $19.80
--------------------------------------------------------------------------
   Number of units outstanding (000's)       867              654
--------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------
   Unit value                             $17.95           $19.03
--------------------------------------------------------------------------
   Number of units outstanding (000's)       623              445
--------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------
   Unit value                             $12.57           $12.71
--------------------------------------------------------------------------
   Number of units outstanding (000's)       981              797
--------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------
   Unit value                             $19.69           $20.54
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,171              873
--------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------
   Unit value                             $ 9.24           $ 9.36
--------------------------------------------------------------------------
   Number of units outstanding (000's)     3,966            2,305
--------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                             $16.38           $17.56
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,319            1,315
--------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------
   Unit value                             $15.91           $15.62
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,622            1,226
--------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------
   Unit value                             $ 9.59           $ 9.95
--------------------------------------------------------------------------
   Number of units outstanding (000's)       424              236
--------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------
   Unit value                             $ 9.45           $ 9.60
--------------------------------------------------------------------------
   Number of units outstanding (000's)     1,568            1,378
--------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
--------------------------------------------------------------------------
   Unit value                             $ 9.72               --
--------------------------------------------------------------------------
   Number of units outstanding (000's)       197               --
--------------------------------------------------------------------------
EQ/REAL ESTATE PLUS
--------------------------------------------------------------------------
   Unit value                             $10.78           $11.15
--------------------------------------------------------------------------
   Number of units outstanding (000's)       439              271
--------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31,
                                                              --------------------------------
                                                               2015             2014
----------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------
   Unit value                                                 $19.20           $20.38
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           799              577
----------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------
   Unit value                                                 $21.56           $19.82
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,810            2,063
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.59           $18.75
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         4,103            3,348
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $17.50           $18.03
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,980            1,568
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $11.92           $12.32
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,881            2,133
----------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.70           $10.16
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            49               16
----------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.35           $12.51
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           817              432
----------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.49           $14.57
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           684              703
----------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $13.01           $14.19
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,469            2,040
----------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.21           $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,888            1,550
----------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $12.18           $12.84
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,914            2,500
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $18.12           $20.29
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,033              889
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
----------------------------------------------------------------------------------------------
   Unit value                                                 $10.06           $10.14
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           554              118
----------------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31,
                                         --------------------------------
                                          2015             2014
-------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
-------------------------------------------------------------------------
   Unit value                            $11.85           $10.80
-------------------------------------------------------------------------
   Number of units outstanding (000's)      885               98
-------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------
   Unit value                            $17.67           $17.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,264              582
-------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND
-------------------------------------------------------------------------
   Unit value                            $ 9.57               --
-------------------------------------------------------------------------
   Number of units outstanding (000's)      428               --
-------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
-------------------------------------------------------------------------
   Unit value                            $15.21           $15.68
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,783            2,423
-------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
-------------------------------------------------------------------------
   Unit value                            $11.27           $11.82
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,292            1,045
-------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
-------------------------------------------------------------------------
   Unit value                            $13.24           $13.77
-------------------------------------------------------------------------
   Number of units outstanding (000's)    2,021            1,681
-------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $14.48           $15.32
-------------------------------------------------------------------------
   Number of units outstanding (000's)      559              470
-------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
-------------------------------------------------------------------------
   Unit value                            $18.77           $20.18
-------------------------------------------------------------------------
   Number of units outstanding (000's)      387              253
-------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY
-------------------------------------------------------------------------
   Unit value                            $11.08           $12.25
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,837            1,962
-------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
-------------------------------------------------------------------------
   Unit value                            $16.43           $16.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)      560              524
-------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
-------------------------------------------------------------------------
   Unit value                            $ 9.54           $12.42
-------------------------------------------------------------------------
   Number of units outstanding (000's)    1,617            1,315
-------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
-------------------------------------------------------------------------
   Unit value                            $ 6.52           $ 8.51
-------------------------------------------------------------------------
   Number of units outstanding (000's)      902              858
-------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
-------------------------------------------------------------------------
   Unit value                            $14.38           $15.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)    4,507            4,025
-------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------
                                                           FOR THE YEAR ENDING DECEMBER 31,
                                                           --------------------------------
                                                            2015             2014
-------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                                              $18.91           $20.34
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,540            1,320
-------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
-------------------------------------------------------------------------------------------
   Unit value                                              $20.84           $21.74
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,755            1,445
-------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                                              $17.56           $17.46
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        839              605
-------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 8.73           $11.06
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      4,303            3,914
-------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $ 9.21               --
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         33               --
-------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $11.94           $12.28
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      2,524            1,193
-------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $15.85           $15.11
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      5,208            3,639
-------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------------------------
   Unit value                                              $17.87           $18.11
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        302              259
-------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-------------------------------------------------------------------------------------------
   Unit value                                              $18.24               --
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        345               --
-------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------------------------
   Unit value                                              $15.36           $18.25
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      1,516            1,258
-------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------
   Unit value                                              $18.66           $18.18
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        360              287
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------
   Unit value                                              $20.89           $21.49
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        428              330
-------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------
   Unit value                                              $20.68           $22.18
-------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        230              198
-------------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDING DECEMBER 31,
                                                          --------------------------------
                                                           2015             2014
------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------
   Unit value                                             $10.28               --
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       135               --
------------------------------------------------------------------------------------------
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $ 9.22           $ 9.84
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                        33               10
------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $ 9.36           $ 9.34
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       121               37
------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $ 6.08           $ 8.29
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     1,435            1,326
------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $10.97           $11.43
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     3,271            3,349
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $11.57           $11.68
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     6,778            6,307
------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------------------
   Unit value                                             $33.17           $32.54
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     1,074              779
------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------------------------
   Unit value                                             $ 9.26           $ 9.61
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       208               91
------------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------------------------
   Unit value                                             $ 9.38           $10.05
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       189               41
------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
------------------------------------------------------------------------------------------
   Unit value                                             $36.07           $32.49
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     2,006            1,356
------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------------------
   Unit value                                             $ 7.78           $ 9.80
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                       623              503
------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------------
   Unit value                                             $12.01           $12.72
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     6,273            5,711
------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------
   Unit value                                             $ 6.21           $ 9.49
------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     1,979            1,980
------------------------------------------------------------------------------------------

                 APPENDIX XI: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE

Who is AXA Equitable?                                                        2

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         2

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) 15.0 SERIES E STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) 15.0 Series E SAI for SEPARATE ACCOUNT NO. 70
dated May 1, 2016.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip



                                                                         #25118

Retirement Cornerstone(R) Series 15A Series E

Retirement Cornerstone(R) Series 15.0 Series E


A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2016


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2016. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Unit Values                                        2

             Custodian and Independent Registered Public
               Accounting Firm                                  2

             Distribution of the Contracts                      2

             Financial Statements                               2



             Copyright 2016 AXA Equitable Life Insurance Company.
 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.



                                      Retirement Cornerstone Series 15A Series E
                                                               and 15.0 Series E
                                                                          #25118

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.


The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. The daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.30%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's, address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013 and, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2015, $325,380 in 2014 and $325,380 in 2013. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70 $560,399,960 in 2015, $571,445,806 in 2014 and
$577,490,356 in 2013. Of these amounts, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   F-3
   Statements of Operations for the Year Ended December 31, 2015......  F-65
   Statements of Changes in Net Assets for the Years and Periods
     Ended December 31, 2015 and 2014................................. F-100
   Notes to Financial Statements...................................... F-169

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                   F-1  #69668

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 70 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                        AB VPS          AB VPS
                                                        7TWELVE/TM/    BALANCED         GLOBAL           AB VPS
                                                         BALANCED   WEALTH STRATEGY THEMATIC GROWTH GROWTH AND INCOME
                                                        PORTFOLIO     PORTFOLIO**     PORTFOLIO**      PORTFOLIO**
                                                        ----------- --------------- --------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value. $77,325,942   $5,337,809       $147,055        $1,098,972
Receivable for shares of the Portfolios sold...........      53,281          208              5                36
Receivable for policy-related transactions.............          --           --             --                --
                                                        -----------   ----------       --------        ----------
   Total assets........................................  77,379,223    5,338,017        147,060         1,099,008
                                                        -----------   ----------       --------        ----------

Liabilities:
Payable for shares of the Portfolios purchased.........          --           --             --                --
Payable for policy-related transactions................      53,281          208             --                36
                                                        -----------   ----------       --------        ----------
   Total liabilities...................................      53,281          208             --                36
                                                        -----------   ----------       --------        ----------
Net Assets............................................. $77,325,942   $5,337,809       $147,060        $1,098,972
                                                        ===========   ==========       ========        ==========

Net Assets:
Accumulation unit values............................... $77,313,195   $5,336,936       $147,060        $1,098,885
Retained by AXA Equitable in Separate Account No. 70...      12,747          873             --                87
                                                        -----------   ----------       --------        ----------
Total net assets....................................... $77,325,942   $5,337,809       $147,060        $1,098,972
                                                        ===========   ==========       ========        ==========

Investments in shares of the Portfolios, at cost....... $83,625,202   $5,827,630       $149,509        $1,097,138
The Portfolios shares held
   Class B.............................................          --      491,059          6,774            36,903
   Class 4.............................................   7,435,187           --             --                --

                                                           AB VPS       AB VPS
                                                        INTERNATIONAL REAL ESTATE
                                                           GROWTH     INVESTMENT
                                                         PORTFOLIO**  PORTFOLIO**
                                                        ------------- -----------
Assets:
Investments in shares of the Portfolios, at fair value.  $8,882,807   $1,645,652
Receivable for shares of the Portfolios sold...........       4,916           --
Receivable for policy-related transactions.............          --        2,445
                                                         ----------   ----------
   Total assets........................................   8,887,723    1,648,097
                                                         ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased.........          --        2,445
Payable for policy-related transactions................       4,916           --
                                                         ----------   ----------
   Total liabilities...................................       4,916        2,445
                                                         ----------   ----------
Net Assets.............................................  $8,882,807   $1,645,652
                                                         ==========   ==========

Net Assets:
Accumulation unit values...............................  $8,882,353   $1,645,646
Retained by AXA Equitable in Separate Account No. 70...         454            6
                                                         ----------   ----------
Total net assets.......................................  $8,882,807   $1,645,652
                                                         ==========   ==========

Investments in shares of the Portfolios, at cost.......  $8,653,186   $1,718,122
The Portfolios shares held
   Class B.............................................     483,024      180,049
   Class 4.............................................          --           --

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          AB VPS
                                                         SMALL/MID
                                                         CAP VALUE      ALL ASSET          ALL ASSET          ALL ASSET
                                                        PORTFOLIO** AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50* AGGRESSIVE-ALT 75*
                                                        ----------- ------------------ ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,139,756      $9,051,713         $4,194,520         $4,176,880
Receivable for shares of the Portfolios sold...........         --              --                 14                 20
Receivable for policy-related transactions.............      6,545           4,795                 --                 --
                                                        ----------      ----------         ----------         ----------
   Total assets........................................  1,146,301       9,056,508          4,194,534          4,176,900
                                                        ----------      ----------         ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      6,542           4,737                 --                 --
Payable for policy-related transactions................         --              --                 14                 20
                                                        ----------      ----------         ----------         ----------
   Total liabilities...................................      6,542           4,737                 14                 20
                                                        ----------      ----------         ----------         ----------
NET ASSETS............................................. $1,139,759      $9,051,771         $4,194,520         $4,176,880
                                                        ==========      ==========         ==========         ==========

NET ASSETS:
Accumulation unit values............................... $1,139,759      $9,051,771         $  414,044         $  584,632
Retained by AXA Equitable in Separate Account No. 70...         --              --          3,780,476          3,592,248
                                                        ----------      ----------         ----------         ----------
TOTAL NET ASSETS....................................... $1,139,759      $9,051,771         $4,194,520         $4,176,880
                                                        ==========      ==========         ==========         ==========

Investments in shares of the Portfolios, at cost....... $1,241,704      $9,771,517         $4,877,996         $5,091,899
The Portfolios shares held
   Class A.............................................         --              --                 --                 --
   Class B.............................................     66,458         815,276            270,784            293,786
   Class K.............................................         --              --            223,210            222,714

                                                                         ALL ASSET
                                                          ALL ASSET       MODERATE
                                                        GROWTH-ALT 20* GROWTH-ALT 15*
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $14,721,956    $12,106,051
Receivable for shares of the Portfolios sold...........       57,783             --
Receivable for policy-related transactions.............           --         35,706
                                                         -----------    -----------
   Total assets........................................   14,779,739     12,141,757
                                                         -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --         35,706
Payable for policy-related transactions................       57,783             --
                                                         -----------    -----------
   Total liabilities...................................       57,783         35,706
                                                         -----------    -----------
NET ASSETS.............................................  $14,721,956    $12,106,051
                                                         ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $14,721,846    $12,106,041
Retained by AXA Equitable in Separate Account No. 70...          110             10
                                                         -----------    -----------
TOTAL NET ASSETS.......................................  $14,721,956    $12,106,051
                                                         ===========    ===========

Investments in shares of the Portfolios, at cost.......  $15,829,652    $12,957,692
The Portfolios shares held
   Class A.............................................      825,461             --
   Class B.............................................           --      1,158,819
   Class K.............................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                        ALPS | RED ROCKS
                                                             LISTED      AMERICAN CENTURY AMERICAN CENTURY AMERICAN CENTURY
                                                         PRIVATE EQUITY    VP INFLATION   VP LARGE COMPANY VP MID CAP VALUE
                                                          PORTFOLIO(a)   PROTECTION FUND       VALUE             FUND
                                                        ---------------- ---------------- ---------------- ----------------
Assets:
Investments in shares of the Portfolios, at fair value.     $456,504        $3,207,968       $2,523,316      $69,474,589
Receivable for shares of the Portfolios sold...........           --               632            6,608               --
Receivable for policy-related transactions.............        2,193                --               --           39,176
                                                            --------        ----------       ----------      -----------
   Total assets........................................      458,697         3,208,600        2,529,924       69,513,765
                                                            --------        ----------       ----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        2,179                --               --           60,311
Payable for policy-related transactions................           --               632            6,608               --
                                                            --------        ----------       ----------      -----------
   Total liabilities...................................        2,179               632            6,608           60,311
                                                            --------        ----------       ----------      -----------
Net Assets.............................................     $456,518        $3,207,968       $2,523,316      $69,453,454
                                                            ========        ==========       ==========      ===========

Net Assets:
Accumulation unit values...............................     $456,518        $3,207,930       $2,522,518      $69,442,259
Retained by AXA Equitable in Separate Account No. 70...           --                38              798           11,195
                                                            --------        ----------       ----------      -----------
Total net assets.......................................     $456,518        $3,207,968       $2,523,316      $69,453,454
                                                            ========        ==========       ==========      ===========

Investments in shares of the Portfolios, at cost.......     $465,931        $3,339,893       $2,330,329      $68,104,128
The Portfolios shares held
   Class 4.............................................           --                --               --               --
   Class II............................................           --           322,733          173,186        3,775,793
   Class I.............................................       44,192                --               --               --

                                                          AMERICAN FUNDS
                                                        INSURANCE SERIES(R)   AMERICAN FUNDS
                                                         ASSET ALLOCATION   INSURANCE SERIES(R)
                                                             FUND/SM/          BOND FUND/SM/
                                                        ------------------- -------------------
Assets:
Investments in shares of the Portfolios, at fair value.     $14,980,662         $26,193,465
Receivable for shares of the Portfolios sold...........              --                  --
Receivable for policy-related transactions.............          10,765              38,394
                                                            -----------         -----------
   Total assets........................................      14,991,427          26,231,859
                                                            -----------         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........          10,734              38,374
Payable for policy-related transactions................              --                  --
                                                            -----------         -----------
   Total liabilities...................................          10,734              38,374
                                                            -----------         -----------
Net Assets.............................................     $14,980,693         $26,193,485
                                                            ===========         ===========

Net Assets:
Accumulation unit values...............................     $14,980,693         $26,193,485
Retained by AXA Equitable in Separate Account No. 70...              --                  --
                                                            -----------         -----------
Total net assets.......................................     $14,980,693         $26,193,485
                                                            ===========         ===========

Investments in shares of the Portfolios, at cost.......     $15,724,166         $27,107,661
The Portfolios shares held
   Class 4.............................................         734,346           2,468,753
   Class II............................................              --                  --
   Class I.............................................              --                  --

-----------
The accompanying notes are an integral part of these financial statements.
(a)As of December 31, 2015 the investment option invested in Class I shares which is subsequently converted to Class III shares.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                          AMERICAN FUNDS
                                                                            INSURANCE
                                                         AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                                           INSURANCE          SMALL           INSURANCE
                                                        SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                                        GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                                        ---------------- ---------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value.    $2,669,069      $12,084,877       $4,158,499
Receivable for shares of the Portfolios sold...........            89               --              140
Receivable for policy-related transactions.............            --           12,706               --
                                                           ----------      -----------       ----------
   Total assets........................................     2,669,158       12,097,583        4,158,639
                                                           ----------      -----------       ----------

Liabilities:
Payable for shares of the Portfolios purchased.........            --           12,706               --
Payable for policy-related transactions................            89               --              140
                                                           ----------      -----------       ----------
   Total liabilities...................................            89           12,706              140
                                                           ----------      -----------       ----------
Net Assets.............................................    $2,669,069      $12,084,877       $4,158,499
                                                           ==========      ===========       ==========

Net Assets:
Accumulation unit values...............................    $2,669,053      $12,083,904       $4,158,351
Retained by AXA Equitable in Separate Account No. 70...            16              973              148
                                                           ----------      -----------       ----------
Total net assets.......................................    $2,669,069      $12,084,877       $4,158,499
                                                           ==========      ===========       ==========

Investments in shares of the Portfolios, at cost.......    $2,761,122      $13,315,156       $4,557,469
The Portfolios shares held
   Class 4.............................................       102,029          501,239           92,782
   Class P-2...........................................            --               --               --

                                                            AMERICAN FUNDS        AMERICAN FUNDS
                                                               INSURANCE            INSURANCE       AMERICAN FUNDS
                                                        SERIES(R) INTERNATIONAL SERIES(R) MANAGED     INSURANCE
                                                           GROWTH AND INCOME        RISK ASSET      SERIES(R) NEW
                                                               FUND/SM/         ALLOCATION FUND/SM/ WORLD FUND(R)
                                                        ----------------------- ------------------  --------------
Assets:
Investments in shares of the Portfolios, at fair value.       $2,871,055            $5,699,498       $29,955,264
Receivable for shares of the Portfolios sold...........            2,739                   557                --
Receivable for policy-related transactions.............               --                    --            99,108
                                                              ----------            ----------       -----------
   Total assets........................................        2,873,794             5,700,055        30,054,372
                                                              ----------            ----------       -----------

Liabilities:
Payable for shares of the Portfolios purchased.........               --                    --            99,108
Payable for policy-related transactions................            2,739                   557                --
                                                              ----------            ----------       -----------
   Total liabilities...................................            2,739                   557            99,108
                                                              ----------            ----------       -----------
Net Assets.............................................       $2,871,055            $5,699,498       $29,955,264
                                                              ==========            ==========       ===========

Net Assets:
Accumulation unit values...............................       $2,871,046            $5,699,356       $29,954,683
Retained by AXA Equitable in Separate Account No. 70...                9                   142               581
                                                              ----------            ----------       -----------
Total net assets.......................................       $2,871,055            $5,699,498       $29,955,264
                                                              ==========            ==========       ===========

Investments in shares of the Portfolios, at cost.......       $3,246,918            $5,869,635       $34,539,415
The Portfolios shares held
   Class 4.............................................          196,244                    --         1,602,743
   Class P-2...........................................               --               486,721                --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          AXA 400     AXA 500     AXA 2000
                                                          MANAGED     MANAGED      MANAGED   AXA AGGRESSIVE AXA AGGRESSIVE
                                                        VOLATILITY* VOLATILITY*  VOLATILITY*  ALLOCATION*     STRATEGY*
                                                        ----------- ------------ ----------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,322,638 $170,859,905 $74,585,243  $18,592,996   $2,236,467,681
Receivable for shares of the Portfolios sold...........       8,033       61,464      10,880          714               --
Receivable for policy-related transactions.............          --           --          --           --        1,644,155
                                                        ----------- ------------ -----------  -----------   --------------
   Total assets........................................  72,330,671  170,921,369  74,596,123   18,593,710    2,238,111,836
                                                        ----------- ------------ -----------  -----------   --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --          --           --        1,643,066
Payable for policy-related transactions................       8,033       61,464      10,880          714               --
                                                        ----------- ------------ -----------  -----------   --------------
   Total liabilities...................................       8,033       61,464      10,880          714        1,643,066
                                                        ----------- ------------ -----------  -----------   --------------
NET ASSETS............................................. $72,322,638 $170,859,905 $74,585,243  $18,592,996   $2,236,468,770
                                                        =========== ============ ===========  ===========   ==============

NET ASSETS:
Accumulation unit values............................... $72,320,353 $170,851,122 $74,582,224  $18,592,481   $2,236,468,770
Retained by AXA Equitable in Separate Account No. 70...       2,285        8,783       3,019          515               --
                                                        ----------- ------------ -----------  -----------   --------------
TOTAL NET ASSETS....................................... $72,322,638 $170,859,905 $74,585,243  $18,592,996   $2,236,468,770
                                                        =========== ============ ===========  ===========   ==============

Investments in shares of the Portfolios, at cost....... $64,711,130 $142,987,080 $69,315,682  $19,064,264   $2,258,448,191
The Portfolios shares held
   Class A.............................................          --           --          --    1,696,194               --
   Class B.............................................   3,856,528    9,125,944   4,382,564      118,714      181,373,736

                                                             AXA
                                                          BALANCED
                                                          STRATEGY*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,525,894,811
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............        130,989
                                                        --------------
   Total assets........................................  2,526,025,800
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        107,462
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................        107,462
                                                        --------------
NET ASSETS............................................. $2,525,918,338
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,525,918,338
Retained by AXA Equitable in Separate Account No. 70...             --
                                                        --------------
TOTAL NET ASSETS....................................... $2,525,918,338
                                                        ==============

Investments in shares of the Portfolios, at cost....... $2,461,337,315
The Portfolios shares held
   Class A.............................................             --
   Class B.............................................    182,910,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                              AXA
                                                                                            GLOBAL
                                                                                            EQUITY         AXA
                                                        AXA CONSERVATIVE AXA CONSERVATIVE   MANAGED      GROWTH
                                                        GROWTH STRATEGY*    STRATEGY*     VOLATILITY*   STRATEGY*
                                                        ---------------- ---------------- ----------- --------------
Assets:
Investments in shares of the Portfolios, at fair value.  $1,168,746,156    $696,983,927   $14,879,564 $3,107,632,617
Receivable for shares of the Portfolios sold...........              --              --            --         63,863
Receivable for policy-related transactions.............          51,110         105,235        11,664             --
                                                         --------------    ------------   ----------- --------------
   Total assets........................................   1,168,797,266     697,089,162    14,891,228  3,107,696,480
                                                         --------------    ------------   ----------- --------------

Liabilities:
Payable for shares of the Portfolios purchased.........          51,110         105,235        11,664             --
Payable for policy-related transactions................              --              --            --        110,778
                                                         --------------    ------------   ----------- --------------
   Total liabilities...................................          51,110         105,235        11,664        110,778
                                                         --------------    ------------   ----------- --------------
Net Assets.............................................  $1,168,746,156    $696,983,927   $14,879,564 $3,107,585,702
                                                         ==============    ============   =========== ==============

Net Assets:
Accumulation unit values...............................  $1,168,745,248    $696,973,578   $14,879,476 $3,107,503,844
Retained by AXA Equitable in Separate Account No. 70...             908          10,349            88         81,858
                                                         --------------    ------------   ----------- --------------
Total net assets.......................................  $1,168,746,156    $696,983,927   $14,879,564 $3,107,585,702
                                                         ==============    ============   =========== ==============

Investments in shares of the Portfolios, at cost.......  $1,147,376,747    $699,497,273   $13,822,514 $3,083,493,084
The Portfolios shares held
   Class A.............................................              --              --       471,879             --
   Class B.............................................      88,861,911      59,471,884       556,065    201,215,159

                                                             AXA
                                                        INTERNATIONAL      AXA
                                                            CORE      INTERNATIONAL
                                                           MANAGED       MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
Assets:
Investments in shares of the Portfolios, at fair value.  $12,509,282  $115,260,973
Receivable for shares of the Portfolios sold...........           --        37,092
Receivable for policy-related transactions.............          321            --
                                                         -----------  ------------
   Total assets........................................   12,509,603   115,298,065
                                                         -----------  ------------

Liabilities:
Payable for shares of the Portfolios purchased.........          321            --
Payable for policy-related transactions................           --        37,092
                                                         -----------  ------------
   Total liabilities...................................          321        37,092
                                                         -----------  ------------
Net Assets.............................................  $12,509,282  $115,260,973
                                                         ===========  ============

Net Assets:
Accumulation unit values...............................  $12,507,531  $115,258,923
Retained by AXA Equitable in Separate Account No. 70...        1,751         2,050
                                                         -----------  ------------
Total net assets.......................................  $12,509,282  $115,260,973
                                                         ===========  ============

Investments in shares of the Portfolios, at cost.......  $12,879,369  $117,904,846
The Portfolios shares held
   Class A.............................................      503,998            --
   Class B.............................................      867,546     9,931,800

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $3,686,674      $8,225,477    $23,039,638    $29,040,510
Receivable for shares of the Portfolios sold...........           145           3,192         11,010          1,611
Receivable for policy-related transactions.............            --              --             --             --
                                                           ----------      ----------    -----------    -----------
   Total assets........................................     3,686,819       8,228,669     23,050,648     29,042,121
                                                           ----------      ----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --              --             --             --
Payable for policy-related transactions................           145           3,192         11,010          1,611
                                                           ----------      ----------    -----------    -----------
   Total liabilities...................................           145           3,192         11,010          1,611
                                                           ----------      ----------    -----------    -----------
NET ASSETS.............................................    $3,686,674      $8,225,477    $23,039,638    $29,040,510
                                                           ==========      ==========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $3,686,432      $8,225,070    $23,038,937    $29,040,481
Retained by AXA Equitable in Separate Account No. 70...           242             407            701             29
                                                           ----------      ----------    -----------    -----------
TOTAL NET ASSETS.......................................    $3,686,674      $8,225,477    $23,039,638    $29,040,510
                                                           ==========      ==========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $3,862,256      $7,545,811    $19,753,179    $27,495,699
The Portfolios shares held
   Class A.............................................       320,311              --        212,879      1,081,482
   Class B.............................................            --         907,937        642,055        865,816

                                                         AXA MID CAP
                                                        VALUE MANAGED AXA MODERATE
                                                         VOLATILITY*  ALLOCATION*
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $12,596,900  $110,017,879
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       16,863       147,165
                                                         -----------  ------------
   Total assets........................................   12,613,763   110,165,044
                                                         -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,863       147,165
Payable for policy-related transactions................           --            --
                                                         -----------  ------------
   Total liabilities...................................       16,863       147,165
                                                         -----------  ------------
NET ASSETS.............................................  $12,596,900  $110,017,879
                                                         ===========  ============

NET ASSETS:
Accumulation unit values...............................  $12,596,565  $109,951,735
Retained by AXA Equitable in Separate Account No. 70...          335        66,144
                                                         -----------  ------------
TOTAL NET ASSETS.......................................  $12,596,900  $110,017,879
                                                         ===========  ============

Investments in shares of the Portfolios, at cost.......  $11,904,812  $115,427,731
The Portfolios shares held
   Class A.............................................      244,445     6,959,008
   Class B.............................................      615,231     1,243,969

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      AXA ULTRA
                                                          AXA MODERATE   AXA MODERATE-PLUS AXA NATURAL AXA SMARTBETA CONSERVATIVE
                                                        GROWTH STRATEGY*    ALLOCATION*    RESOURCES*     EQUITY*     STRATEGY*
                                                        ---------------- ----------------- ----------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $5,398,698,599     $46,664,173    $2,097,427   $11,878,706  $46,147,533
Receivable for shares of the Portfolios sold...........              --              --            --            24           --
Receivable for policy-related transactions.............         665,306          93,598           833            --      577,298
                                                         --------------     -----------    ----------   -----------  -----------
   Total assets........................................   5,399,363,905      46,757,771     2,098,260    11,878,730   46,724,831
                                                         --------------     -----------    ----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         641,975          93,598           756            --      577,242
Payable for policy-related transactions................              --              --            --            24           --
                                                         --------------     -----------    ----------   -----------  -----------
   Total liabilities...................................         641,975          93,598           756            24      577,242
                                                         --------------     -----------    ----------   -----------  -----------
NET ASSETS.............................................  $5,398,721,930     $46,664,173    $2,097,504   $11,878,706  $46,147,589
                                                         ==============     ===========    ==========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $5,398,721,930     $46,653,902    $2,097,504   $   697,990  $46,147,589
Retained by AXA Equitable in Separate Account No. 70...              --          10,271            --    11,180,716           --
                                                         --------------     -----------    ----------   -----------  -----------
TOTAL NET ASSETS.......................................  $5,398,721,930     $46,664,173    $2,097,504   $11,878,706  $46,147,589
                                                         ==============     ===========    ==========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $5,148,796,114     $47,903,868    $2,917,785   $11,211,114  $46,563,469
The Portfolios shares held
   Class A.............................................              --       3,623,839            --            --           --
   Class B.............................................     362,690,359         871,441       334,665       587,854    4,508,824
   Class K.............................................              --              --            --       525,366           --

                                                        AXA/AB DYNAMIC
                                                           GROWTH*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $147,438,119
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............       692,267
                                                         ------------
   Total assets........................................   148,130,386
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       691,465
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................       691,465
                                                         ------------
NET ASSETS.............................................  $147,438,921
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $147,438,921
Retained by AXA Equitable in Separate Account No. 70...            --
                                                         ------------
TOTAL NET ASSETS.......................................  $147,438,921
                                                         ============

Investments in shares of the Portfolios, at cost.......  $149,447,975
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................    15,351,002
   Class K.............................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                                       AXA/AB SHORT                  AXA/DOUBLELINE AXA/FRANKLIN
                                                        AXA/AB DYNAMIC   DURATION                    OPPORTUNISTIC    BALANCED
                                                           MODERATE     GOVERNMENT  AXA/AB SMALL CAP      CORE        MANAGED
                                                           GROWTH*        BOND*         GROWTH*        PLUS BOND*   VOLATILITY*
                                                        -------------- ------------ ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,426,291,319  $1,167,061    $47,510,594      $1,588,080    $8,763,378
Receivable for shares of the Portfolios sold...........             --          40             --              --         1,144
Receivable for policy-related transactions.............        416,248          --            386           5,216            --
                                                        --------------  ----------    -----------      ----------    ----------
   Total assets........................................  2,426,707,567   1,167,101     47,510,980       1,593,296     8,764,522
                                                        --------------  ----------    -----------      ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        416,248          --            386           5,161            --
Payable for policy-related transactions................             --          --             --              --         1,144
                                                        --------------  ----------    -----------      ----------    ----------
   Total liabilities...................................        416,248          --            386           5,161         1,144
                                                        --------------  ----------    -----------      ----------    ----------
NET ASSETS............................................. $2,426,291,319  $1,167,101    $47,510,594      $1,588,135    $8,763,378
                                                        ==============  ==========    ===========      ==========    ==========

NET ASSETS:
Accumulation unit values............................... $2,426,133,425  $1,167,101    $47,510,585      $1,588,135    $8,763,177
Retained by AXA Equitable in Separate Account No. 70...        157,894          --              9              --           201
                                                        --------------  ----------    -----------      ----------    ----------
TOTAL NET ASSETS....................................... $2,426,291,319  $1,167,101    $47,510,594      $1,588,135    $8,763,378
                                                        ==============  ==========    ===========      ==========    ==========

Investments in shares of the Portfolios, at cost....... $2,370,543,118  $1,170,955    $55,190,820      $1,625,786    $8,741,328
The Portfolios shares held
   Class A.............................................             --          --      1,766,711              --       373,164
   Class B.............................................    208,528,801     118,558      1,058,710         165,265       521,023

                                                        AXA/FRANKLIN
                                                         SMALL CAP
                                                           VALUE
                                                          MANAGED
                                                        VOLATILITY*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $10,219,625
Receivable for shares of the Portfolios sold...........       2,509
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  10,222,134
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,509
                                                        -----------
   Total liabilities...................................       2,509
                                                        -----------
NET ASSETS............................................. $10,219,625
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $10,219,287
Retained by AXA Equitable in Separate Account No. 70...         338
                                                        -----------
TOTAL NET ASSETS....................................... $10,219,625
                                                        ===========

Investments in shares of the Portfolios, at cost....... $ 9,313,825
The Portfolios shares held
   Class A.............................................     184,509
   Class B.............................................     549,502

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA/FRANKLIN                                           AXA/MUTUAL
                                                         TEMPLETON                                              LARGE CAP
                                                         ALLOCATION  AXA/GOLDMAN SACHS AXA/INVESCO AXA/LOOMIS    EQUITY
                                                          MANAGED        STRATEGIC      STRATEGIC    SAYLES      MANAGED
                                                        VOLATILITY*     ALLOCATION*    ALLOCATION*  GROWTH*    VOLATILITY*
                                                        ------------ ----------------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $13,673,408    $110,895,365    $65,721,253 $21,108,668 $3,852,325
Receivable for shares of the Portfolios sold...........      68,100              --             --          --        845
Receivable for policy-related transactions.............          --         499,432        449,850       7,407         --
                                                        -----------    ------------    ----------- ----------- ----------
   Total assets........................................  13,741,508     111,394,797     66,171,103  21,116,075  3,853,170
                                                        -----------    ------------    ----------- ----------- ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --         498,920        449,545       7,407         --
Payable for policy-related transactions................      68,100              --             --          --        836
                                                        -----------    ------------    ----------- ----------- ----------
   Total liabilities...................................      68,100         498,920        449,545       7,407        836
                                                        -----------    ------------    ----------- ----------- ----------
NET ASSETS............................................. $13,673,408    $110,895,877    $65,721,558 $21,108,668 $3,852,334
                                                        ===========    ============    =========== =========== ==========

NET ASSETS:
Accumulation unit values............................... $13,673,252    $110,895,877    $65,721,558 $21,095,903 $3,852,334
Retained by AXA Equitable in Separate Account No. 70...         156              --             --      12,765         --
                                                        -----------    ------------    ----------- ----------- ----------
TOTAL NET ASSETS....................................... $13,673,408    $110,895,877    $65,721,558 $21,108,668 $3,852,334
                                                        ===========    ============    =========== =========== ==========

Investments in shares of the Portfolios, at cost....... $13,306,070    $112,158,051    $66,536,509 $22,072,053 $3,513,992
The Portfolios shares held
   Class A.............................................     837,905              --             --   2,752,226     91,605
   Class B.............................................     543,683      11,433,465      6,815,818     622,119    218,382

                                                        AXA/TEMPLETON
                                                        GLOBAL EQUITY
                                                           MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,206,770
Receivable for shares of the Portfolios sold...........        3,641
Receivable for policy-related transactions.............           --
                                                         -----------
   Total assets........................................   17,210,411
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................        3,641
                                                         -----------
   Total liabilities...................................        3,641
                                                         -----------
NET ASSETS.............................................  $17,206,770
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,206,183
Retained by AXA Equitable in Separate Account No. 70...          587
                                                         -----------
TOTAL NET ASSETS.......................................  $17,206,770
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $15,927,744
The Portfolios shares held
   Class A.............................................      293,287
   Class B.............................................    1,245,347

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                         BLACKROCK     BLACKROCK    BLACKROCK
                                                           GLOBAL       GLOBAL      LARGE CAP  CHARTER/SM/   CHARTER/SM/
                                                         ALLOCATION  OPPORTUNITIES   GROWTH    AGGRESSIVE  ALTERNATIVE 100
                                                         V.I. FUND     V.I. FUND    V.I. FUND   GROWTH*       MODERATE*
                                                        ------------ ------------- ----------- ----------  ---------------
Assets:
Investments in shares of the Portfolios, at fair value. $ 97,494,343  $2,629,619   $31,474,397 $7,220,473    $12,780,869
Receivable for shares of the Portfolios sold...........      183,815          --        91,004        142          2,186
Receivable for policy-related transactions.............           --      61,656            --         --             --
                                                        ------------  ----------   ----------- ----------    -----------
   Total assets........................................   97,678,158   2,691,275    31,565,401  7,220,615     12,783,055
                                                        ------------  ----------   ----------- ----------    -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --      61,656            --         --             --
Payable for policy-related transactions................      183,815          --        91,004        142          2,186
                                                        ------------  ----------   ----------- ----------    -----------
   Total liabilities...................................      183,815      61,656        91,004        142          2,186
                                                        ------------  ----------   ----------- ----------    -----------
Net Assets............................................. $ 97,494,343  $2,629,619   $31,474,397 $7,220,473    $12,780,869
                                                        ============  ==========   =========== ==========    ===========

Net Assets:
Accumulation unit values............................... $ 97,493,015  $2,629,551   $31,474,317 $4,228,668    $ 7,968,774
Retained by AXA Equitable in Separate Account No. 70...        1,328          68            80  2,991,805      4,812,095
                                                        ------------  ----------   ----------- ----------    -----------
Total net assets....................................... $ 97,494,343  $2,629,619   $31,474,397 $7,220,473    $12,780,869
                                                        ============  ==========   =========== ==========    ===========

Investments in shares of the Portfolios, at cost....... $109,494,572  $2,753,707   $32,839,888 $7,939,078    $15,151,699
The Portfolios shares held
   Class B.............................................           --          --            --    792,143      1,529,637
   Class III...........................................    7,476,560     165,073     2,331,437         --             --


                                                         CHARTER/SM/
                                                        CONSERVATIVE*
                                                        -------------
Assets:
Investments in shares of the Portfolios, at fair value.  $17,270,252
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............        4,514
                                                         -----------
   Total assets........................................   17,274,766
                                                         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        4,514
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................        4,514
                                                         -----------
Net Assets.............................................  $17,270,252
                                                         ===========

Net Assets:
Accumulation unit values...............................  $17,270,224
Retained by AXA Equitable in Separate Account No. 70...           28
                                                         -----------
Total net assets.......................................  $17,270,252
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $18,174,866
The Portfolios shares held
   Class B.............................................    1,829,698
   Class III...........................................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                    CHARTER/SM/  CHARTER/SM/   CHARTER/SM/
                                                        CHARTER/SM/   INCOME    INTEREST RATE INTERNATIONAL CHARTER/SM/
                                                         GROWTH*    STRATEGIES*  STRATEGIES*    MODERATE*   MODERATE*
                                                        ----------- ----------- ------------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $11,888,706 $5,086,688   $5,950,703    $13,493,099  $19,789,066
Receivable for shares of the Portfolios sold...........          --         99          134             64           --
Receivable for policy-related transactions.............       6,431         --           --             --       79,366
                                                        ----------- ----------   ----------    -----------  -----------
   Total assets........................................  11,895,137  5,086,787    5,950,837     13,493,163   19,868,432
                                                        ----------- ----------   ----------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       6,431         --           --             --       79,366
Payable for policy-related transactions................          --         99          134             64           --
                                                        ----------- ----------   ----------    -----------  -----------
   Total liabilities...................................       6,431         99          134             64       79,366
                                                        ----------- ----------   ----------    -----------  -----------
NET ASSETS............................................. $11,888,706 $5,086,688   $5,950,703    $13,493,099  $19,789,066
                                                        =========== ==========   ==========    ===========  ===========

NET ASSETS:
Accumulation unit values............................... $11,888,647 $2,937,789   $4,368,338    $ 2,214,935  $19,789,032
Retained by AXA Equitable in Separate Account No. 70...          59  2,148,899    1,582,365     11,278,164           34
                                                        ----------- ----------   ----------    -----------  -----------
TOTAL NET ASSETS....................................... $11,888,706 $5,086,688   $5,950,703    $13,493,099  $19,789,066
                                                        =========== ==========   ==========    ===========  ===========

Investments in shares of the Portfolios, at cost....... $12,949,990 $5,561,314   $6,549,667    $15,233,165  $21,060,423
The Portfolios shares held
   Class B.............................................   1,290,144    556,380      654,247      1,524,123    2,100,745

                                                        CHARTER/SM/
                                                         MODERATE
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $16,802,602
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       7,338
                                                        -----------
   Total assets........................................  16,809,940
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       7,338
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       7,338
                                                        -----------
NET ASSETS............................................. $16,802,602
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $16,802,558
Retained by AXA Equitable in Separate Account No. 70...          44
                                                        -----------
TOTAL NET ASSETS....................................... $16,802,602
                                                        ===========

Investments in shares of the Portfolios, at cost....... $17,894,134
The Portfolios shares held
   Class B.............................................   1,790,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM   CHARTER/SM/ CHARTER/SM/ CHARTER/SM  CLEARBRIDGE VARIABLE
                                                        /MULTI-SECTOR    REAL     SMALL CAP   /SMALL CAP   AGGRESSIVE GROWTH
                                                            BOND*      ASSETS*     GROWTH*      VALUE*         PORTFOLIO
                                                        ------------- ----------  ----------  ----------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $2,406,092   $4,094,838  $7,878,756  $20,340,685     $41,163,479
Receivable for shares of the Portfolios sold...........       1,962           22          --          554              --
Receivable for policy-related transactions.............          --           --      10,325           --         143,586
                                                         ----------   ----------  ----------  -----------     -----------
   Total assets........................................   2,408,054    4,094,860   7,889,081   20,341,239      41,307,065
                                                         ----------   ----------  ----------  -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --      10,325           --         143,586
Payable for policy-related transactions................       1,962           22          --          554              --
                                                         ----------   ----------  ----------  -----------     -----------
   Total liabilities...................................       1,962           22      10,325          554         143,586
                                                         ----------   ----------  ----------  -----------     -----------
NET ASSETS.............................................  $2,406,092   $4,094,838  $7,878,756  $20,340,685     $41,163,479
                                                         ==========   ==========  ==========  ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $2,405,700   $  647,822  $7,878,735  $20,338,243     $41,163,192
Retained by AXA Equitable in Separate Account No. 70...         392    3,447,016          21        2,442             287
                                                         ----------   ----------  ----------  -----------     -----------
TOTAL NET ASSETS.......................................  $2,406,092   $4,094,838  $7,878,756  $20,340,685     $41,163,479
                                                         ==========   ==========  ==========  ===========     ===========

Investments in shares of the Portfolios, at cost.......  $2,565,352   $4,911,683  $7,301,224  $21,734,604     $47,317,276
The Portfolios shares held
   Class B.............................................     642,428      498,179     704,872    1,536,623              --
   Class II............................................          --           --          --           --       1,586,261

                                                        CLEARBRIDGE VARIABLE
                                                            APPRECIATION
                                                             PORTFOLIO
                                                        --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $4,512,121
Receivable for shares of the Portfolios sold...........              --
Receivable for policy-related transactions.............           5,341
                                                             ----------
   Total assets........................................       4,517,462
                                                             ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           5,310
Payable for policy-related transactions................              --
                                                             ----------
   Total liabilities...................................           5,310
                                                             ----------
NET ASSETS.............................................      $4,512,152
                                                             ==========

NET ASSETS:
Accumulation unit values...............................      $4,512,152
Retained by AXA Equitable in Separate Account No. 70...              --
                                                             ----------
TOTAL NET ASSETS.......................................      $4,512,152
                                                             ==========

Investments in shares of the Portfolios, at cost.......      $4,610,805
The Portfolios shares held
   Class B.............................................              --
   Class II............................................         130,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015


                                                        CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  DELAWARE VIP(R)
                                                         DIVIDEND STRATEGY       MID CAP CORE     DIVERSIFIED INCOME
                                                             PORTFOLIO            PORTFOLIO             SERIES
                                                        -------------------- -------------------- ------------------
Assets:
Investments in shares of the Portfolios, at fair value.     $11,927,013           $2,254,700         $ 9,930,776
Receivable for shares of the Portfolios sold...........              --                   --              15,216
Receivable for policy-related transactions.............          81,429                6,343                  --
                                                            -----------           ----------         -----------
   Total assets........................................      12,008,442            2,261,043           9,945,992
                                                            -----------           ----------         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........          81,429                6,295                  --
Payable for policy-related transactions................              --                   --              15,216
                                                            -----------           ----------         -----------
   Total liabilities...................................          81,429                6,295              15,216
                                                            -----------           ----------         -----------
Net Assets.............................................     $11,927,013           $2,254,748         $ 9,930,776
                                                            ===========           ==========         ===========

Net Assets:
Accumulation unit values...............................     $11,926,993           $2,254,748         $ 9,911,605
Retained by AXA Equitable in Separate Account No. 70...              20                   --              19,171
                                                            -----------           ----------         -----------
Total net assets.......................................     $11,927,013           $2,254,748         $ 9,930,776
                                                            ===========           ==========         ===========

Investments in shares of the Portfolios, at cost.......     $12,415,058           $2,416,087         $10,352,772
The Portfolios shares held
   Class II............................................         792,493              126,172                  --
   Initial Class.......................................              --                   --                  --
   Service Class.......................................              --                   --             971,700

                                                                          DELAWARE VIP(R)
                                                        DELAWARE VIP(R)     LIMITED-TERM    EATON VANCE VT
                                                        EMERGING MARKETS DIVERSIFIED INCOME FLOATING-RATE
                                                             SERIES            SERIES        INCOME FUND
                                                        ---------------- ------------------ --------------
Assets:
Investments in shares of the Portfolios, at fair value.     $791,609         $6,336,812      $12,123,043
Receivable for shares of the Portfolios sold...........        4,796                 --               --
Receivable for policy-related transactions.............           --             11,418            1,514
                                                            --------         ----------      -----------
   Total assets........................................      796,405         $6,348,230       12,124,557
                                                            --------         ----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --             11,418               --
Payable for policy-related transactions................        4,796                 --               --
                                                            --------         ----------      -----------
   Total liabilities...................................        4,796             11,418               --
                                                            --------         ----------      -----------
Net Assets.............................................     $791,609         $6,336,812      $12,124,557
                                                            ========         ==========      ===========

Net Assets:
Accumulation unit values...............................     $789,573         $6,329,647      $12,124,557
Retained by AXA Equitable in Separate Account No. 70...        2,036              7,165               --
                                                            --------         ----------      -----------
Total net assets.......................................     $791,609         $6,336,812      $12,124,557
                                                            ========         ==========      ===========

Investments in shares of the Portfolios, at cost.......     $927,312         $6,406,200      $12,680,108
The Portfolios shares held
   Class II............................................           --                 --               --
   Initial Class.......................................           --                 --        1,377,619
   Service Class.......................................       48,835            651,177               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL   EQ/COMMON
                                                        BASIC VALUE  ADVISORS EQUITY   SOCIALLY    GUARDIAN      STOCK
                                                          EQUITY*        INCOME*     RESPONSIBLE* RESEARCH*     INDEX*
                                                        ------------ --------------- ------------ ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $119,048,149   $28,588,125    $2,630,625  $16,641,216 $28,855,954
Receivable for shares of the Portfolios sold...........           --        31,414            --       23,545          --
Receivable for policy-related transactions.............       23,274            --        26,635           --      39,661
                                                        ------------   -----------    ----------  ----------- -----------
   Total assets........................................  119,071,423    28,619,539     2,657,260   16,664,761  28,895,615
                                                        ------------   -----------    ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       23,274            --        26,635           --      39,652
Payable for policy-related transactions................           --        31,414            --       23,545          --
                                                        ------------   -----------    ----------  ----------- -----------
   Total liabilities...................................       23,274        31,414        26,635       23,545      39,652
                                                        ------------   -----------    ----------  ----------- -----------
NET ASSETS............................................. $119,048,149   $28,588,125    $2,630,625  $16,641,216 $28,855,963
                                                        ============   ===========    ==========  =========== ===========

NET ASSETS:
Accumulation unit values............................... $119,027,779   $28,587,690    $2,630,579  $16,635,595 $28,855,963
Retained by AXA Equitable in Separate Account No. 70...       20,370           435            46        5,621          --
                                                        ------------   -----------    ----------  ----------- -----------
TOTAL NET ASSETS....................................... $119,048,149   $28,588,125    $2,630,625  $16,641,216 $28,855,963
                                                        ============   ===========    ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $111,255,738   $32,169,239    $2,800,550  $14,343,034 $27,360,185
The Portfolios shares held
   Class A.............................................    5,456,508     3,480,517            --      552,414     955,912
   Class B.............................................      523,453     1,453,749       240,446      236,989     160,141
   Class K.............................................           --            --            --           --          --

                                                        EQ/CONVERTIBLE
                                                         SECURITIES*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $11,735,385
Receivable for shares of the Portfolios sold...........           95
Receivable for policy-related transactions.............           --
                                                         -----------
   Total assets........................................   11,735,480
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................           95
                                                         -----------
   Total liabilities...................................           95
                                                         -----------
NET ASSETS.............................................  $11,735,385
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $ 2,789,886
Retained by AXA Equitable in Separate Account No. 70...    8,945,499
                                                         -----------
TOTAL NET ASSETS.......................................  $11,735,385
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $12,162,616
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................      703,722
   Class K.............................................      490,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                      EQ/EMERGING                                  EQ/GAMCO
                                                        EQ/CORE BOND MARKETS EQUITY                EQ/EQUITY 500  MERGERS AND
                                                           INDEX*        PLUS*      EQ/ENERGY ETF*    INDEX*     ACQUISITIONS*
                                                        ------------ -------------- -------------- ------------- -------------
Assets:
Investments in shares of the Portfolios, at fair value. $325,034,820   $2,519,155     $3,482,311   $157,241,293   $14,686,446
Receivable for shares of the Portfolios sold...........        6,515          100             42             --            --
Receivable for policy-related transactions.............           --           --             --        369,776         1,426
                                                        ------------   ----------     ----------   ------------   -----------
   Total assets........................................  325,041,335    2,519,255      3,482,353    157,611,069    14,687,872
                                                        ------------   ----------     ----------   ------------   -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --           --             --        369,776         1,426
Payable for policy-related transactions................        6,515            6             42             --            --
                                                        ------------   ----------     ----------   ------------   -----------
   Total liabilities...................................        6,515            6             42        369,776         1,426
                                                        ------------   ----------     ----------   ------------   -----------
Net Assets............................................. $325,034,820   $2,519,249     $3,482,311   $157,241,293   $14,686,446
                                                        ============   ==========     ==========   ============   ===========

Net Assets:
Accumulation unit values............................... $325,028,920   $2,519,249     $1,257,879   $157,200,580   $14,654,276
Retained by AXA Equitable in Separate Account No. 70...        5,900           --      2,224,432         40,713        32,170
                                                        ------------   ----------     ----------   ------------   -----------
Total net assets....................................... $325,034,820   $2,519,249     $3,482,311   $157,241,293   $14,686,446
                                                        ============   ==========     ==========   ============   ===========

Investments in shares of the Portfolios, at cost....... $330,715,579   $3,088,869     $5,158,800   $151,561,541   $15,175,832
The Portfolios shares held
   Class A.............................................           --           --             --      3,840,487       915,275
   Class B.............................................   32,889,506      342,383        386,260        722,565       247,025
   Class K.............................................           --           --        182,064             --            --

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
Assets:
Investments in shares of the Portfolios, at fair value.  $189,069,027
Receivable for shares of the Portfolios sold...........         4,873
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   189,073,900
                                                         ------------

Liabilities:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................         4,873
                                                         ------------
   Total liabilities...................................         4,873
                                                         ------------
Net Assets.............................................  $189,069,027
                                                         ============

Net Assets:
Accumulation unit values...............................  $189,069,017
Retained by AXA Equitable in Separate Account No. 70...            10
                                                         ------------
Total net assets.......................................  $189,069,027
                                                         ============

Investments in shares of the Portfolios, at cost.......  $193,128,877
The Portfolios shares held
   Class A.............................................     3,502,529
   Class B.............................................       335,290
   Class K.............................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                     EQ/INTERMEDIATE
                                                        EQ/GLOBAL BOND EQ/HIGH YIELD   GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO
                                                            PLUS*          BOND*          BOND*       EQUITY INDEX*   COMSTOCK*
                                                        -------------- ------------- --------------- ---------------- -----------
Assets:
Investments in shares of the Portfolios, at fair value.  $10,769,132    $7,803,442    $125,848,591     $27,252,522    $34,921,361
Receivable for shares of the Portfolios sold...........        7,283           538              --              --         10,992
Receivable for policy-related transactions.............           --            --             931          20,344             --
                                                         -----------    ----------    ------------     -----------    -----------
   Total assets........................................   10,776,415     7,803,980     125,849,522      27,272,866     34,932,353
                                                         -----------    ----------    ------------     -----------    -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --            --             931          20,344             --
Payable for policy-related transactions................        7,283           538              --              --         10,992
                                                         -----------    ----------    ------------     -----------    -----------
   Total liabilities...................................        7,283           538             931          20,344         10,992
                                                         -----------    ----------    ------------     -----------    -----------
Net Assets.............................................  $10,769,132    $7,803,442    $125,848,591     $27,252,522    $34,921,361
                                                         ===========    ==========    ============     ===========    ===========

Net Assets:
Accumulation unit values...............................  $10,768,792    $7,803,406    $125,847,331     $27,252,462    $34,920,681
Retained by AXA Equitable in Separate Account No. 70...          340            36           1,260              60            680
                                                         -----------    ----------    ------------     -----------    -----------
Total net assets.......................................  $10,769,132    $7,803,442    $125,848,591     $27,252,522    $34,921,361
                                                         ===========    ==========    ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......  $11,767,765    $8,793,524    $126,460,051     $34,796,944    $33,389,960
The Portfolios shares held
   Class A.............................................      651,445            --              --       2,443,324      1,866,306
   Class B.............................................      566,100       868,473      12,316,952         807,325        665,458

                                                         EQ/JPMORGAN
                                                            VALUE
                                                        OPPORTUNITIES*
                                                        --------------
Assets:
Investments in shares of the Portfolios, at fair value.  $11,885,925
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............        9,174
                                                         -----------
   Total assets........................................   11,895,099
                                                         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        9,174
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................        9,174
                                                         -----------
Net Assets.............................................  $11,885,925
                                                         ===========

Net Assets:
Accumulation unit values...............................  $11,885,576
Retained by AXA Equitable in Separate Account No. 70...          349
                                                         -----------
Total net assets.......................................  $11,885,925
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $10,120,440
The Portfolios shares held
   Class A.............................................      467,576
   Class B.............................................      303,171

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                     EQ/LOW       EQ/MFS
                                                        EQ/LARGE CAP  EQ/LARGE CAP VOLATILITY  INTERNATIONAL EQ/MID CAP
                                                        GROWTH INDEX* VALUE INDEX* GLOBAL ETF*    GROWTH*      INDEX*
                                                        ------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $31,844,860  $29,073,072  $4,045,849   $29,675,587  $46,888,607
Receivable for shares of the Portfolios sold...........           --           --          39         2,392           --
Receivable for policy-related transactions.............       68,357       28,353          --            --       28,985
                                                         -----------  -----------  ----------   -----------  -----------
   Total assets........................................   31,913,217   29,101,425   4,045,888    29,677,979   46,917,592
                                                         -----------  -----------  ----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       68,357       28,353          --            --       28,985
Payable for policy-related transactions................           --           --          39         2,366           --
                                                         -----------  -----------  ----------   -----------  -----------
   Total liabilities...................................       68,357       28,353          39         2,366       28,985
                                                         -----------  -----------  ----------   -----------  -----------
NET ASSETS.............................................  $31,844,860  $29,073,072  $4,045,849   $29,675,613  $46,888,607
                                                         ===========  ===========  ==========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $31,844,569  $29,038,022  $1,149,572   $29,675,613  $46,851,207
Retained by AXA Equitable in Separate Account No. 70...          291       35,050   2,896,277            --       37,400
                                                         -----------  -----------  ----------   -----------  -----------
TOTAL NET ASSETS.......................................  $31,844,860  $29,073,072  $4,045,849   $29,675,613  $46,888,607
                                                         ===========  ===========  ==========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $33,440,195  $30,172,630  $4,125,099   $31,226,557  $46,252,170
The Portfolios shares held
   Class A.............................................    2,222,660    3,292,284          --     3,001,432    2,840,398
   Class B.............................................      486,425      454,304     261,624     1,546,792      786,461
   Class K.............................................           --           --     146,508            --           --

                                                          EQ/MONEY
                                                          MARKET*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $137,778,905
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............    1,444,486
                                                        ------------
   Total assets........................................  139,223,391
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........    1,444,486
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................    1,444,486
                                                        ------------
NET ASSETS............................................. $137,778,905
                                                        ============

NET ASSETS:
Accumulation unit values............................... $137,769,300
Retained by AXA Equitable in Separate Account No. 70...        9,605
                                                        ------------
TOTAL NET ASSETS....................................... $137,778,905
                                                        ============

Investments in shares of the Portfolios, at cost....... $137,780,930
The Portfolios shares held
   Class A.............................................   77,080,237
   Class B.............................................   60,660,801
   Class K.............................................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           EQ/MORGAN                                    EQ/PIMCO
                                                        STANLEY MID CAP EQ/OPPENHEIMER EQ/PIMCO GLOBAL ULTRA SHORT EQ/QUALITY
                                                            GROWTH*        GLOBAL*      REAL RETURN*      BOND*    BOND PLUS*
                                                        --------------- -------------- --------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $49,439,465    $54,900,279     $8,251,419    $29,092,992 $26,943,252
Receivable for shares of the Portfolios sold...........        42,428             --             --             --          --
Receivable for policy-related transactions.............            --          3,292          2,843        200,107      13,532
                                                          -----------    -----------     ----------    ----------- -----------
   Total assets........................................    49,481,893     54,903,571      8,254,262     29,293,099  26,956,784
                                                          -----------    -----------     ----------    ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --          3,292          2,843        200,107      13,532
Payable for policy-related transactions................        41,629             --             --             --          --
                                                          -----------    -----------     ----------    ----------- -----------
   Total liabilities...................................        41,629          3,292          2,843        200,107      13,532
                                                          -----------    -----------     ----------    ----------- -----------
NET ASSETS.............................................   $49,440,264    $54,900,279     $8,251,419    $29,092,992 $26,943,252
                                                          ===========    ===========     ==========    =========== ===========

NET ASSETS:
Accumulation unit values...............................   $49,440,264    $54,900,202     $8,251,412    $29,078,967 $26,943,234
Retained by AXA Equitable in Separate Account No. 70...            --             77              7         14,025          18
                                                          -----------    -----------     ----------    ----------- -----------
TOTAL NET ASSETS.......................................   $49,440,264    $54,900,279     $8,251,419    $29,092,992 $26,943,252
                                                          ===========    ===========     ==========    =========== ===========

Investments in shares of the Portfolios, at cost.......   $54,356,623    $52,559,551     $8,689,961    $29,490,725 $27,263,553
The Portfolios shares held
   Class A.............................................     2,094,713      2,819,135             --      2,389,182          --
   Class B.............................................       922,895        909,420        891,084        586,534   3,195,168

                                                        EQ/REAL ESTATE
                                                            PLUS*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $9,154,777
Receivable for shares of the Portfolios sold...........          926
Receivable for policy-related transactions.............           --
                                                          ----------
   Total assets........................................    9,155,703
                                                          ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................          926
                                                          ----------
   Total liabilities...................................          926
                                                          ----------
NET ASSETS.............................................   $9,154,777
                                                          ==========

NET ASSETS:
Accumulation unit values...............................   $9,154,762
Retained by AXA Equitable in Separate Account No. 70...           15
                                                          ----------
TOTAL NET ASSETS.......................................   $9,154,777
                                                          ==========

Investments in shares of the Portfolios, at cost.......   $9,561,909
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................      899,917

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/T. ROWE
                                                           EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH & EQ/WELLS FARGO
                                                        COMPANY INDEX*    STOCK*        INCOME*     OMEGA GROWTH*
                                                        -------------- ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $29,635,287   $125,599,047   $6,412,014     $ 89,723,273
Receivable for shares of the Portfolios sold...........           --             --        5,885          108,153
Receivable for policy-related transactions.............       21,525        162,648           --               --
                                                         -----------   ------------   ----------     ------------
   Total assets........................................   29,656,812    125,761,695    6,417,899       89,831,426
                                                         -----------   ------------   ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       21,525        161,524           --               --
Payable for policy-related transactions................           --             --        5,885          108,153
                                                         -----------   ------------   ----------     ------------
   Total liabilities...................................       21,525        161,524        5,885          108,153
                                                         -----------   ------------   ----------     ------------
NET ASSETS.............................................  $29,635,287   $125,600,171   $6,412,014     $ 89,723,273
                                                         ===========   ============   ==========     ============

NET ASSETS:
Accumulation unit values...............................  $29,594,716   $125,600,171   $6,411,610     $ 89,722,995
Retained by AXA Equitable in Separate Account No. 70...       40,571             --          404              278
                                                         -----------   ------------   ----------     ------------
TOTAL NET ASSETS.......................................  $29,635,287   $125,600,171   $6,412,014     $ 89,723,273
                                                         ===========   ============   ==========     ============

Investments in shares of the Portfolios, at cost.......  $34,102,879   $107,521,895   $6,351,873     $100,921,228
The Portfolios shares held
   Class A.............................................    2,437,691      2,496,556           --               --
   Class B.............................................      494,800        767,054      767,589        8,605,030
   Service Class.......................................           --             --           --               --

                                                           FEDERATED
                                                        HIGH INCOME BOND    FEDERATED
                                                            FUND II      KAUFMANN FUND II
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $9,245,117       $3,574,972
Receivable for shares of the Portfolios sold...........            --              234
Receivable for policy-related transactions.............         1,294               --
                                                           ----------       ----------
   Total assets........................................     9,246,411        3,575,206
                                                           ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,294               --
Payable for policy-related transactions................            --              234
                                                           ----------       ----------
   Total liabilities...................................         1,294              234
                                                           ----------       ----------
NET ASSETS.............................................    $9,245,117       $3,574,972
                                                           ==========       ==========

NET ASSETS:
Accumulation unit values...............................    $9,244,813       $3,574,862
Retained by AXA Equitable in Separate Account No. 70...           304              110
                                                           ----------       ----------
TOTAL NET ASSETS.......................................    $9,245,117       $3,574,972
                                                           ==========       ==========

Investments in shares of the Portfolios, at cost.......    $9,890,360       $3,713,165
The Portfolios shares held
   Class A.............................................            --               --
   Class B.............................................            --               --
   Service Class.......................................     1,460,524          212,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                        FIDELITY(R) VIP ASSET FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                           MANAGER: GROWTH     CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020
                                                              PORTFOLIO          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        --------------------- --------------- --------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.       $894,492         $139,837,420      $717,743       $1,161,785
Receivable for shares of the Portfolios sold...........             35              153,432            29               44
                                                              --------         ------------      --------       ----------
   Total assets........................................        894,527          139,990,852       717,772        1,161,829
                                                              --------         ------------      --------       ----------

Liabilities:
Payable for policy-related transactions................             35              153,432            29               44
                                                              --------         ------------      --------       ----------
   Total liabilities...................................             35              153,432            29               44
                                                              --------         ------------      --------       ----------
Net Assets.............................................       $894,492         $139,837,420      $717,743       $1,161,785
                                                              ========         ============      ========       ==========

Net Assets:
Accumulation unit values...............................       $894,222         $139,804,720      $717,481       $1,161,544
Retained by AXA Equitable in Separate Account No. 70...            270               32,700           262              241
                                                              --------         ------------      --------       ----------
Total net assets.......................................       $894,492         $139,837,420      $717,743       $1,161,785
                                                              ========         ============      ========       ==========

Investments in shares of the Portfolios, at cost.......       $767,434         $133,189,567      $685,815       $1,105,947
The Portfolios shares held
   Service Class 2.....................................         47,834            4,204,372        58,880           93,844

                                                        FIDELITY(R) VIP FIDELITY(R) VIP
                                                         FREEDOM 2025    FREEDOM 2030
                                                           PORTFOLIO       PORTFOLIO
                                                        --------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.    $981,353        $839,001
Receivable for shares of the Portfolios sold...........          37              33
                                                           --------        --------
   Total assets........................................     981,390         839,034
                                                           --------        --------

Liabilities:
Payable for policy-related transactions................          37              33
                                                           --------        --------
   Total liabilities...................................          37              33
                                                           --------        --------
Net Assets.............................................    $981,353        $839,001
                                                           ========        ========

Net Assets:
Accumulation unit values...............................    $981,102        $838,746
Retained by AXA Equitable in Separate Account No. 70...         251             255
                                                           --------        --------
Total net assets.......................................    $981,353        $839,001
                                                           ========        ========

Investments in shares of the Portfolios, at cost.......    $911,817        $802,109
The Portfolios shares held
   Service Class 2.....................................      77,029          66,482

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                            FIRST TRUST/DOW
                                                        FIDELITY(R) VIP FIDELITY(R) VIP  FIRST TRUST MULTI JONES DIVIDEND &
                                                            MID CAP     STRATEGIC INCOME INCOME ALLOCATION INCOME ALLOCATION
                                                           PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        --------------- ---------------- ----------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value.   $59,532,141     $68,880,300       $2,284,299        $19,926,709
Receivable for shares of the Portfolios sold...........            --          41,503            3,420             33,081
Receivable for policy-related transactions.............        13,333              --               --                 --
                                                          -----------     -----------       ----------        -----------
   Total assets........................................    59,545,474      68,921,803        2,287,719         19,959,790
                                                          -----------     -----------       ----------        -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        13,333              --               --                 --
Payable for policy-related transactions................            --          41,503            3,420             33,081
                                                          -----------     -----------       ----------        -----------
   Total liabilities...................................        13,333          41,503            3,420             33,081
                                                          -----------     -----------       ----------        -----------
Net Assets.............................................   $59,532,141     $68,880,300       $2,284,299        $19,926,709
                                                          ===========     ===========       ==========        ===========

Net Assets:
Accumulation unit values...............................   $59,516,743     $68,880,245       $2,284,279        $19,926,641
Retained by AXA Equitable in Separate Account No. 70...        15,398              55               20                 68
                                                          -----------     -----------       ----------        -----------
Total net assets.......................................   $59,532,141     $68,880,300       $2,284,299        $19,926,709
                                                          ===========     ===========       ==========        ===========

Investments in shares of the Portfolios, at cost.......   $63,508,302     $74,420,674       $2,386,937        $20,226,055
The Portfolios shares held
   Class I Shares......................................            --              --          231,673          1,668,904
   Class 2.............................................            --              --               --                 --
   Service Class 2.....................................     1,870,315       6,547,557               --                 --

                                                        FRANKLIN FOUNDING
                                                        FUNDS ALLOCATION  FRANKLIN INCOME
                                                            VIP FUND         VIP FUND
                                                        ----------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.    $17,143,333      $72,292,900
Receivable for shares of the Portfolios sold...........         78,634            8,906
Receivable for policy-related transactions.............             --               --
                                                           -----------      -----------
   Total assets........................................     17,221,967       72,301,806
                                                           -----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........             --               --
Payable for policy-related transactions................         78,634            8,906
                                                           -----------      -----------
   Total liabilities...................................         78,634            8,906
                                                           -----------      -----------
Net Assets.............................................    $17,143,333      $72,292,900
                                                           ===========      ===========

Net Assets:
Accumulation unit values...............................    $17,143,173      $72,292,896
Retained by AXA Equitable in Separate Account No. 70...            160                4
                                                           -----------      -----------
Total net assets.......................................    $17,143,333      $72,292,900
                                                           ===========      ===========

Investments in shares of the Portfolios, at cost.......    $18,917,867      $81,331,864
The Portfolios shares held
   Class I Shares......................................             --               --
   Class 2.............................................      2,539,753        5,091,049
   Service Class 2.....................................             --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015



                                                                        FRANKLIN RISING                    GOLDMAN SACHS
                                                        FRANKLIN MUTUAL    DIVIDENDS    FRANKLIN STRATEGIC  VIT MID CAP
                                                        SHARES VIP FUND    VIP FUND      INCOME VIP FUND    VALUE FUND
                                                        --------------- --------------- ------------------ -------------
Assets:
Investments in shares of the Portfolios, at fair value.   $12,752,394     $44,928,554      $56,164,484      $30,109,802
Receivable for shares of the Portfolios sold...........        18,135              --          104,559            3,390
Receivable for policy-related transactions.............            --           7,387               --               --
                                                          -----------     -----------      -----------      -----------
   Total assets........................................    12,770,529      44,935,941       56,269,043       30,113,192
                                                          -----------     -----------      -----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........            --           7,387               --               --
Payable for policy-related transactions................        18,135              --          104,559            3,390
                                                          -----------     -----------      -----------      -----------
   Total liabilities...................................        18,135           7,387          104,559            3,390
                                                          -----------     -----------      -----------      -----------
Net Assets.............................................   $12,752,394     $44,928,554      $56,164,484      $30,109,802
                                                          ===========     ===========      ===========      ===========

Net Assets:
Accumulation unit values...............................   $12,751,034     $44,928,430      $56,137,269      $30,099,490
Retained by AXA Equitable in Separate Account No. 70...         1,360             124           27,215           10,312
                                                          -----------     -----------      -----------      -----------
Total net assets.......................................   $12,752,394     $44,928,554      $56,164,484      $30,109,802
                                                          ===========     ===========      ===========      ===========

Investments in shares of the Portfolios, at cost.......   $12,744,923     $49,310,965      $64,915,879      $36,510,035
The Portfolios shares held
   Class 2.............................................       664,187       1,817,498        5,500,929               --
   Common Shares.......................................            --              --               --               --
   Service Shares......................................            --              --               --        2,075,107

                                                         GUGGENHEIM
                                                         VIF GLOBAL
                                                           MANAGED      GUGGENHEIM
                                                           FUTURES    VIF MULTI-HEDGE
                                                        STRATEGY FUND STRATEGIES FUND
                                                        ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.  $2,030,457      $901,134
Receivable for shares of the Portfolios sold...........          --            37
Receivable for policy-related transactions.............       2,852            --
                                                         ----------      --------
   Total assets........................................   2,033,309       901,171
                                                         ----------      --------

Liabilities:
Payable for shares of the Portfolios purchased.........       2,852            --
Payable for policy-related transactions................          --            37
                                                         ----------      --------
   Total liabilities...................................       2,852            37
                                                         ----------      --------
Net Assets.............................................  $2,030,457      $901,134
                                                         ==========      ========

Net Assets:
Accumulation unit values...............................  $2,029,983      $901,085
Retained by AXA Equitable in Separate Account No. 70...         474            49
                                                         ----------      --------
Total net assets.......................................  $2,030,457      $901,134
                                                         ==========      ========

Investments in shares of the Portfolios, at cost.......  $2,088,311      $858,639
The Portfolios shares held
   Class 2.............................................          --            --
   Common Shares.......................................     104,555        37,407
   Service Shares......................................          --            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          HARTFORD     HARTFORD    INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                                          CAPITAL       GROWTH       AMERICAN   BALANCED-RISK DIVERSIFIED
                                                        APPRECIATION OPPORTUNITIES  FRANCHISE    ALLOCATION     DIVIDEND
                                                          HLS FUND     HLS FUND        FUND         FUND          FUND
                                                        ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $ 9,786,120   $20,369,420    $902,034    $4,743,345   $37,466,935
Receivable for shares of the Portfolios sold...........          --            --          28           165            --
Receivable for policy-related transactions.............       5,155       175,683          --            --        88,378
                                                        -----------   -----------    --------    ----------   -----------
   Total assets........................................   9,791,275    20,545,103     902,062     4,743,510    37,555,313
                                                        -----------   -----------    --------    ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,155       175,683          --            --        88,374
Payable for policy-related transactions................          --            --          28           165            --
                                                        -----------   -----------    --------    ----------   -----------
   Total liabilities...................................       5,155       175,683          28           165        88,374
                                                        -----------   -----------    --------    ----------   -----------
NET ASSETS............................................. $ 9,786,120   $20,369,420    $902,034    $4,743,345   $37,466,939
                                                        ===========   ===========    ========    ==========   ===========

NET ASSETS:
Accumulation unit values............................... $ 9,786,103   $20,369,290    $868,866    $4,743,325   $37,466,939
Retained by AXA Equitable in Separate Account No. 70...          17           130      33,168            20            --
                                                        -----------   -----------    --------    ----------   -----------
TOTAL NET ASSETS....................................... $ 9,786,120   $20,369,420    $902,034    $4,743,345   $37,466,939
                                                        ===========   ===========    ========    ==========   ===========

Investments in shares of the Portfolios, at cost....... $11,083,580   $22,020,707    $909,698    $5,449,064   $36,767,667
The Portfolios shares held
   Class IC............................................     221,355       589,222          --            --            --
   Series II...........................................          --            --      16,151       470,570     1,617,743

                                                        INVESCO V.I.
                                                         EQUITY AND
                                                           INCOME
                                                            FUND
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $4,421,040
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       2,029
                                                         ----------
   Total assets........................................   4,423,069
                                                         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,995
Payable for policy-related transactions................          --
                                                         ----------
   Total liabilities...................................       1,995
                                                         ----------
NET ASSETS.............................................  $4,421,074
                                                         ==========

NET ASSETS:
Accumulation unit values...............................  $4,421,074
Retained by AXA Equitable in Separate Account No. 70...          --
                                                         ----------
TOTAL NET ASSETS.......................................  $4,421,074
                                                         ==========

Investments in shares of the Portfolios, at cost.......  $4,808,078
The Portfolios shares held
   Class IC............................................          --
   Series II...........................................     273,579

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                  INVESCO V.I.
                                                        INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL
                                                         HEALTH CARE FUND    REAL ESTATE FUND      YIELD FUND      GROWTH FUND
                                                        ------------------- ------------------- ----------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $3,502,600          $75,804,889        $31,928,526     $42,224,441
Receivable for shares of the Portfolios sold...........            118                   --             58,612              --
Receivable for policy-related transactions.............             --                5,530                 --          38,232
                                                            ----------          -----------        -----------     -----------
   Total assets........................................      3,502,718           75,810,419         31,987,138      42,262,673
                                                            ----------          -----------        -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                3,330                 --          37,591
Payable for policy-related transactions................            118                   --             58,004              --
                                                            ----------          -----------        -----------     -----------
   Total liabilities...................................            118                3,330             58,004          37,591
                                                            ----------          -----------        -----------     -----------
NET ASSETS.............................................     $3,502,600          $75,807,089        $31,929,134     $42,225,082
                                                            ==========          ===========        ===========     ===========

NET ASSETS:
Accumulation unit values...............................     $3,490,914          $75,807,089        $31,929,134     $42,225,082
Retained by AXA Equitable in Separate Account No. 70...         11,686                   --                 --              --
                                                            ----------          -----------        -----------     -----------
TOTAL NET ASSETS.......................................     $3,502,600          $75,807,089        $31,929,134     $42,225,082
                                                            ==========          ===========        ===========     ===========

Investments in shares of the Portfolios, at cost.......     $3,840,362          $73,033,699        $35,584,318     $41,916,325
The Portfolios shares held
   Series II...........................................        114,277            4,764,606          6,347,620       1,277,979

                                                        INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                          CORE EQUITY FUND    CAP EQUITY FUND
                                                        -------------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $10,011,232         $11,807,270
Receivable for shares of the Portfolios sold...........          12,907                  --
Receivable for policy-related transactions.............              --              25,468
                                                            -----------         -----------
   Total assets........................................      10,024,139          11,832,738
                                                            -----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --              25,468
Payable for policy-related transactions................          12,907                  --
                                                            -----------         -----------
   Total liabilities...................................          12,907              25,468
                                                            -----------         -----------
NET ASSETS.............................................     $10,011,232         $11,807,270
                                                            ===========         ===========

NET ASSETS:
Accumulation unit values...............................     $10,010,913         $11,807,083
Retained by AXA Equitable in Separate Account No. 70...             319                 187
                                                            -----------         -----------
TOTAL NET ASSETS.......................................     $10,011,232         $11,807,270
                                                            ===========         ===========

Investments in shares of the Portfolios, at cost.......     $11,573,114         $14,801,972
The Portfolios shares held
   Series II...........................................         840,574             696,183

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                       IVY FUNDS VIP             IVY FUNDS VIP
                                                        IVY FUNDS VIP    DIVIDEND    IVY FUNDS   GLOBAL NATURAL IVY FUNDS VIP
                                                        ASSET STRATEGY OPPORTUNITIES VIP ENERGY    RESOURCES     HIGH INCOME
                                                        -------------- ------------- ----------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $44,440,948    $16,126,700  $28,438,189  $ 9,117,365   $108,377,845
Receivable for shares of the Portfolios sold...........      199,953            676           --        4,352             --
Receivable for policy-related transactions.............           --             --       20,043           --         60,505
                                                         -----------    -----------  -----------  -----------   ------------
   Total assets........................................   44,640,901     16,127,376   28,458,232    9,121,717    108,438,350
                                                         -----------    -----------  -----------  -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --       20,043           --         60,505
Payable for policy-related transactions................      199,953            676           --        4,352             --
                                                         -----------    -----------  -----------  -----------   ------------
   Total liabilities...................................      199,953            676       20,043        4,352         60,505
                                                         -----------    -----------  -----------  -----------   ------------
NET ASSETS.............................................  $44,440,948    $16,126,700  $28,438,189  $ 9,117,365   $108,377,845
                                                         ===========    ===========  ===========  ===========   ============

NET ASSETS:
Accumulation unit values...............................  $44,440,551    $16,125,958  $28,437,879  $ 9,112,706   $108,371,462
Retained by AXA Equitable in Separate Account No. 70...          397            742          310        4,659          6,383
                                                         -----------    -----------  -----------  -----------   ------------
TOTAL NET ASSETS.......................................  $44,440,948    $16,126,700  $28,438,189  $ 9,117,365   $108,377,845
                                                         ===========    ===========  ===========  ===========   ============

Investments in shares of the Portfolios, at cost.......  $57,969,398    $16,336,811  $38,571,153  $13,066,760   $124,820,353
The Portfolios shares held
   Common Shares.......................................    5,351,881      2,063,188    5,642,162    2,488,771     32,339,046

                                                        IVY FUNDS VIP
                                                          MICRO CAP
                                                           GROWTH
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,938,587
Receivable for shares of the Portfolios sold...........      13,235
Receivable for policy-related transactions.............          --
                                                         ----------
   Total assets........................................   1,951,822
                                                         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      13,235
                                                         ----------
   Total liabilities...................................      13,235
                                                         ----------
NET ASSETS.............................................  $1,938,587
                                                         ==========

NET ASSETS:
Accumulation unit values...............................  $1,938,491
Retained by AXA Equitable in Separate Account No. 70...          96
                                                         ----------
TOTAL NET ASSETS.......................................  $1,938,587
                                                         ==========

Investments in shares of the Portfolios, at cost.......  $2,268,609
The Portfolios shares held
   Common Shares.......................................      94,019

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015



                                                                             IVY FUNDS      IVY FUNDS     JANUS ASPEN
                                                        IVY FUNDS VIP MID VIP SCIENCE AND VIP SMALL CAP SERIES BALANCED
                                                           CAP GROWTH       TECHNOLOGY       GROWTH        PORTFOLIO
                                                        ----------------- --------------- ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.    $43,085,381      $64,428,214    $23,529,472    $20,362,884
Receivable for policy-related transactions.............         36,389           18,950         30,478        214,739
                                                           -----------      -----------    -----------    -----------
   Total assets........................................     43,121,770       64,447,164     23,559,950     20,577,623
                                                           -----------      -----------    -----------    -----------

Liabilities:
Payable for shares of the Portfolios purchased.........         36,389           18,950         30,478        214,678
                                                           -----------      -----------    -----------    -----------
   Total liabilities...................................         36,389           18,950         30,478        214,678
                                                           -----------      -----------    -----------    -----------
Net Assets.............................................    $43,085,381      $64,428,214    $23,529,472    $20,362,945
                                                           ===========      ===========    ===========    ===========

Net Assets:
Accumulation unit values...............................    $43,085,350      $64,427,319    $23,522,143    $20,362,945
Retained by AXA Equitable in Separate Account No. 70...             31              895          7,329             --
                                                           -----------      -----------    -----------    -----------
Total net assets.......................................    $43,085,381      $64,428,214    $23,529,472    $20,362,945
                                                           ===========      ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $45,222,134      $66,310,061    $26,202,560    $20,689,806
The Portfolios shares held
   Common Shares.......................................      4,572,897        2,806,645      2,218,757             --
   Service Shares......................................             --               --             --        644,191

                                                                        JANUS ASPEN
                                                         JANUS ASPEN      SERIES
                                                           SERIES     INTECH U.S. LOW
                                                        FLEXIBLE BOND   VOLATILITY
                                                          PORTFOLIO      PORTFOLIO
                                                        ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.  $10,606,595    $3,264,902
Receivable for policy-related transactions.............       12,048         7,439
                                                         -----------    ----------
   Total assets........................................   10,618,643     3,272,341
                                                         -----------    ----------

Liabilities:
Payable for shares of the Portfolios purchased.........       12,048         7,411
                                                         -----------    ----------
   Total liabilities...................................       12,048         7,411
                                                         -----------    ----------
Net Assets.............................................  $10,606,595    $3,264,930
                                                         ===========    ==========

Net Assets:
Accumulation unit values...............................  $10,606,587    $3,264,930
Retained by AXA Equitable in Separate Account No. 70...            8            --
                                                         -----------    ----------
Total net assets.......................................  $10,606,595    $3,264,930
                                                         ===========    ==========

Investments in shares of the Portfolios, at cost.......  $10,860,511    $3,190,104
The Portfolios shares held
   Common Shares.......................................           --            --
   Service Shares......................................      837,804       227,361

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                           JPMORGAN
                                                        INSURANCE TRUST    JPMORGAN
                                                            GLOBAL      INSURANCE TRUST LAZARD RETIREMENT   LEGG MASON BW
                                                          ALLOCATION    INCOME BUILDER  EMERGING MARKETS   ABSOLUTE RETURN
                                                           PORTFOLIO       PORTFOLIO    EQUITY PORTFOLIO  OPPORTUNITIES VIT
                                                        --------------- --------------- ----------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value.   $7,325,915      $4,937,741       $64,610,925        $339,856
Receivable for shares of the Portfolios sold...........           --             165            52,524              --
Receivable for policy-related transactions.............       37,995              --                --             371
                                                          ----------      ----------       -----------        --------
   Total assets........................................    7,363,910       4,937,906        64,663,449         340,227
                                                          ----------      ----------       -----------        --------

Liabilities:
Payable for shares of the Portfolios purchased.........       37,943              --                --             358
Payable for policy-related transactions................           --             165            52,524              --
                                                          ----------      ----------       -----------        --------
   Total liabilities...................................       37,943             165            52,524             358
                                                          ----------      ----------       -----------        --------
Net Assets.............................................   $7,325,967      $4,937,741       $64,610,925        $339,869
                                                          ==========      ==========       ===========        ========

Net Assets:
Accumulation unit values...............................   $7,325,967      $4,937,440       $64,605,219        $339,869
Retained by AXA Equitable in Separate Account No. 70...           --             301             5,706              --
                                                          ----------      ----------       -----------        --------
Total net assets.......................................   $7,325,967      $4,937,741       $64,610,925        $339,869
                                                          ==========      ==========       ===========        ========

Investments in shares of the Portfolios, at cost.......   $7,566,689      $5,072,732       $86,016,535        $361,647
The Portfolios shares held
   Class 2.............................................      506,984         512,746                --              --
   Class II............................................           --              --                --          38,100
   Service Shares......................................           --              --         4,115,346              --
   VC Shares...........................................           --              --                --              --

                                                           LORD ABBETT      LORD ABBETT
                                                        SERIES FUND - BOND SERIES FUND -
                                                            DEBENTURE      CLASSIC STOCK
                                                            PORTFOLIO        PORTFOLIO
                                                        ------------------ -------------
Assets:
Investments in shares of the Portfolios, at fair value.    $70,166,532      $4,402,468
Receivable for shares of the Portfolios sold...........             --              --
Receivable for policy-related transactions.............         58,423             423
                                                           -----------      ----------
   Total assets........................................     70,224,955       4,402,891
                                                           -----------      ----------

Liabilities:
Payable for shares of the Portfolios purchased.........         58,348             423
Payable for policy-related transactions................             --              --
                                                           -----------      ----------
   Total liabilities...................................         58,348             423
                                                           -----------      ----------
Net Assets.............................................    $70,166,607      $4,402,468
                                                           ===========      ==========

Net Assets:
Accumulation unit values...............................    $70,166,607      $4,402,272
Retained by AXA Equitable in Separate Account No. 70...             --             196
                                                           -----------      ----------
Total net assets.......................................    $70,166,607      $4,402,468
                                                           ===========      ==========

Investments in shares of the Portfolios, at cost.......    $77,120,920      $5,209,622
The Portfolios shares held
   Class 2.............................................             --              --
   Class II............................................             --              --
   Service Shares......................................             --              --
   VC Shares...........................................      6,298,612         377,570

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                         LORD ABBETT
                                                        SERIES FUND -                                   MFS(R)
                                                           GROWTH         MFS(R)         MFS(R)     MASSACHUSETTS     MFS(R)
                                                        OPPORTUNITIES  INTERNATIONAL   INVESTORS   INVESTORS GROWTH  RESEARCH
                                                          PORTFOLIO   VALUE PORTFOLIO TRUST SERIES STOCK PORTFOLIO    SERIES
                                                        ------------- --------------- ------------ ---------------- ----------
Assets:
Investments in shares of the Portfolios, at fair value.  $4,802,016    $145,536,332    $9,810,107    $ 9,598,784    $1,156,479
Receivable for shares of the Portfolios sold...........          --              --            --             --            --
Receivable for policy-related transactions.............       2,157          91,377        33,129          3,074            92
                                                         ----------    ------------    ----------    -----------    ----------
   Total assets........................................   4,804,173     145,627,709     9,843,236      9,601,858     1,156,571
                                                         ----------    ------------    ----------    -----------    ----------

Liabilities:
Payable for shares of the Portfolios purchased.........       2,157          91,377        33,129          3,074            --
Payable for policy-related transactions................          --              --            --             --            --
                                                         ----------    ------------    ----------    -----------    ----------
   Total liabilities...................................       2,157          91,377        33,129          3,074            --
                                                         ----------    ------------    ----------    -----------    ----------
Net Assets.............................................  $4,802,016    $145,536,332    $9,810,107    $ 9,598,784    $1,156,571
                                                         ==========    ============    ==========    ===========    ==========

Net Assets:
Accumulation unit values...............................  $4,801,235    $145,512,103    $9,810,094    $ 9,598,231    $1,156,571
Retained by AXA Equitable in Separate Account No. 70...         781          24,229            13            553            --
                                                         ----------    ------------    ----------    -----------    ----------
Total net assets.......................................  $4,802,016    $145,536,332    $9,810,107    $ 9,598,784    $1,156,571
                                                         ==========    ============    ==========    ===========    ==========

Investments in shares of the Portfolios, at cost.......  $5,519,937    $137,385,766    $9,690,270    $10,466,350    $1,216,702
The Portfolios shares held
   Service Class.......................................          --       6,576,427       373,008        591,787        43,773
   VC Shares...........................................     404,210              --            --             --            --


                                                          MFS(R)
                                                        TECHNOLOGY
                                                        PORTFOLIO
                                                        -----------
Assets:
Investments in shares of the Portfolios, at fair value. $19,550,838
Receivable for shares of the Portfolios sold...........       2,616
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  19,553,454
                                                        -----------

Liabilities:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,616
                                                        -----------
   Total liabilities...................................       2,616
                                                        -----------
Net Assets............................................. $19,550,838
                                                        ===========

Net Assets:
Accumulation unit values............................... $19,550,426
Retained by AXA Equitable in Separate Account No. 70...         412
                                                        -----------
Total net assets....................................... $19,550,838
                                                        ===========

Investments in shares of the Portfolios, at cost....... $16,573,339
The Portfolios shares held
   Service Class.......................................   1,636,053
   VC Shares...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                             MFS(R)         MFS(R)       MULTIMANAGER    MULTIMANAGER
                                                        UTILITIES SERIES VALUE SERIES AGGRESSIVE EQUITY*  CORE BOND*
                                                        ---------------- ------------ ------------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $41,833,542     $5,699,521     $13,293,123     $106,215,895
Receivable for shares of the Portfolios sold...........        38,418             --           1,364            2,892
Receivable for policy-related transactions.............            --          8,810              --               --
                                                          -----------     ----------     -----------     ------------
   Total assets........................................    41,871,960      5,708,331      13,294,487      106,218,787
                                                          -----------     ----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --          8,734              --               --
Payable for policy-related transactions................        38,418             --           1,364            2,892
                                                          -----------     ----------     -----------     ------------
   Total liabilities...................................        38,418          8,734           1,364            2,892
                                                          -----------     ----------     -----------     ------------
NET ASSETS.............................................   $41,833,542     $5,699,597     $13,293,123     $106,215,895
                                                          ===========     ==========     ===========     ============

NET ASSETS:
Accumulation unit values...............................   $41,833,377     $5,699,597     $13,257,948     $106,215,804
Retained by AXA Equitable in Separate Account No. 70...           165             --          35,175               91
                                                          -----------     ----------     -----------     ------------
TOTAL NET ASSETS.......................................   $41,833,542     $5,699,597     $13,293,123     $106,215,895
                                                          ===========     ==========     ===========     ============

Investments in shares of the Portfolios, at cost.......   $52,354,045     $5,968,917     $11,218,418     $110,610,460
The Portfolios shares held
   Class B.............................................            --             --         295,034       10,884,253
   Service Class.......................................     1,663,362        314,543              --               --

                                                        MULTIMANAGER MULTIMANAGER
                                                          MID CAP      MID CAP
                                                          GROWTH*       VALUE*
                                                        ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $16,489,904   $9,420,390
Receivable for shares of the Portfolios sold...........          --          533
Receivable for policy-related transactions.............       8,120           --
                                                        -----------   ----------
   Total assets........................................  16,498,024    9,420,923
                                                        -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       8,120           --
Payable for policy-related transactions................          --          533
                                                        -----------   ----------
   Total liabilities...................................       8,120          533
                                                        -----------   ----------
NET ASSETS............................................. $16,489,904   $9,420,390
                                                        ===========   ==========

NET ASSETS:
Accumulation unit values............................... $16,489,765   $9,420,262
Retained by AXA Equitable in Separate Account No. 70...         139          128
                                                        -----------   ----------
TOTAL NET ASSETS....................................... $16,489,904   $9,420,390
                                                        ===========   ==========

Investments in shares of the Portfolios, at cost....... $19,344,612   $8,716,794
The Portfolios shares held
   Class B.............................................   2,041,515      724,836
   Service Class.......................................          --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                     NEUBERGER BERMAN
                                                                     ABSOLUTE RETURN  NEUBERGER BERMAN         PIMCO
                                                        MULTIMANAGER  MULTI-MANAGER    INTERNATIONAL   COMMODITYREALRETURN(R)
                                                        TECHNOLOGY*     PORTFOLIO     EQUITY PORTFOLIO   STRATEGY PORTFOLIO
                                                        ------------ ---------------- ---------------- ----------------------
Assets:
Investments in shares of the Portfolios, at fair value. $15,001,524     $1,537,161       $2,421,996         $15,592,418
Receivable for shares of the Portfolios sold...........          --             57               97                  36
Receivable for policy-related transactions.............      10,690             --               --                  --
                                                        -----------     ----------       ----------         -----------
   Total assets........................................  15,012,214      1,537,218        2,422,093          15,592,454
                                                        -----------     ----------       ----------         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........      10,617             --               --                  --
Payable for policy-related transactions................          --             18               97                  36
                                                        -----------     ----------       ----------         -----------
   Total liabilities...................................      10,617             18               97                  36
                                                        -----------     ----------       ----------         -----------
Net Assets............................................. $15,001,597     $1,537,200       $2,421,996         $15,592,418
                                                        ===========     ==========       ==========         ===========

Net Assets:
Accumulation unit values............................... $15,001,597     $1,537,200       $2,421,967         $15,573,237
Retained by AXA Equitable in Separate Account No. 70...          --             --               29              19,181
                                                        -----------     ----------       ----------         -----------
Total net assets....................................... $15,001,597     $1,537,200       $2,421,996         $15,592,418
                                                        ===========     ==========       ==========         ===========

Investments in shares of the Portfolios, at cost....... $14,163,250     $1,636,190       $2,494,344         $27,077,296
The Portfolios shares held
   Advisor Class.......................................          --             --               --           2,230,675
   Class B.............................................     768,879             --               --                  --
   Class S Shares......................................          --        163,702          217,219                  --

                                                           PIMCO        PIMCO
                                                          EMERGING   GLOBAL BOND
                                                        MARKETS BOND  PORTFOLIO
                                                         PORTFOLIO   (UNHEDGED)
                                                        ------------ -----------
Assets:
Investments in shares of the Portfolios, at fair value. $17,660,985   $937,813
Receivable for shares of the Portfolios sold...........       1,182         --
Receivable for policy-related transactions.............          --      1,601
                                                        -----------   --------
   Total assets........................................  17,662,167    939,414
                                                        -----------   --------

Liabilities:
Payable for shares of the Portfolios purchased.........          --      1,601
Payable for policy-related transactions................       1,182         --
                                                        -----------   --------
   Total liabilities...................................       1,182      1,601
                                                        -----------   --------
Net Assets............................................. $17,660,985   $937,813
                                                        ===========   ========

Net Assets:
Accumulation unit values............................... $17,647,213   $937,697
Retained by AXA Equitable in Separate Account No. 70...      13,772        116
                                                        -----------   --------
Total net assets....................................... $17,660,985   $937,813
                                                        ===========   ========

Investments in shares of the Portfolios, at cost....... $20,870,762   $996,993
The Portfolios shares held
   Advisor Class.......................................   1,509,486     83,287
   Class B.............................................          --         --
   Class S Shares......................................          --         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                           PIMCO
                                                          GLOBAL
                                                        MULTI-ASSET                                                 PUTNAM VT
                                                          MANAGED      PIMCO       PIMCO                             ABSOLUTE
                                                        ALLOCATION  REAL RETURN TOTAL RETURN PROFUND   PROFUND VP   RETURN 500
                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO   VP BEAR  BIOTECHNOLOGY    FUND
                                                        ----------- ----------- ------------ -------- ------------- ----------
Assets:
Investments in shares of the Portfolios, at fair value.  $794,777   $60,750,172 $139,197,000 $243,934  $56,406,832  $1,626,668
Receivable for shares of the Portfolios sold...........        27        13,106       25,196       10           --          --
Receivable for policy-related transactions.............        --            --           --       --      112,780       2,155
                                                         --------   ----------- ------------ --------  -----------  ----------
   Total assets........................................   794,804    60,763,278  139,222,196  243,944   56,519,612   1,628,823
                                                         --------   ----------- ------------ --------  -----------  ----------

Liabilities:
Payable for shares of the Portfolios purchased.........        --            --           --       --      112,780       2,139
Payable for policy-related transactions................        27        13,106       25,196       10           --          --
                                                         --------   ----------- ------------ --------  -----------  ----------
   Total liabilities...................................        27        13,106       25,196       10      112,780       2,139
                                                         --------   ----------- ------------ --------  -----------  ----------
Net Assets.............................................  $794,777   $60,750,172 $139,197,000 $243,934  $56,406,832  $1,626,684
                                                         ========   =========== ============ ========  ===========  ==========

Net Assets:
Accumulation unit values...............................  $794,754   $60,748,206 $139,172,330 $242,145  $56,399,239  $1,626,684
Retained by AXA Equitable in Separate Account No. 70...        23         1,966       24,670    1,789        7,593          --
                                                         --------   ----------- ------------ --------  -----------  ----------
Total net assets.......................................  $794,777   $60,750,172 $139,197,000 $243,934  $56,406,832  $1,626,684
                                                         ========   =========== ============ ========  ===========  ==========

Investments in shares of the Portfolios, at cost.......  $832,354   $68,996,519 $148,002,074 $269,656  $52,101,385  $1,649,484
The Portfolios shares held
   Advisor Class.......................................    69,840     5,092,219   13,156,616       --           --          --
   Class B.............................................        --            --           --       --           --     157,318
   Common Shares.......................................        --            --           --   26,314      818,796          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PUTNAM VT   PUTNAM VT             QS LEGG MASON    SEI VP      SEI VP
                                                        DIVERSIFIED GLOBAL ASSET PUTNAM VT    DYNAMIC      BALANCED  CONSERVATIVE
                                                          INCOME     ALLOCATION  RESEARCH  MULTI-STRATEGY  STRATEGY    STRATEGY
                                                           FUND         FUND       FUND    VIT PORTFOLIO     FUND        FUND
                                                        ----------- ------------ --------- -------------- ---------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $4,814,526   $1,197,856   $14,835    $3,623,384   $5,081,891  $8,809,371
Receivable for shares of the Portfolios sold...........         --           38         1            --          172         302
Receivable for policy-related transactions.............      5,141           --        --        12,973           --          --
                                                        ----------   ----------   -------    ----------   ----------  ----------
   Total assets........................................  4,819,667    1,197,894    14,836     3,636,357    5,082,063   8,809,673
                                                        ----------   ----------   -------    ----------   ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,127           --        --        12,973           --          --
Payable for policy-related transactions................         --           --        --            --          172         302
                                                        ----------   ----------   -------    ----------   ----------  ----------
   Total liabilities...................................      5,127           --        --        12,973          172         302
                                                        ----------   ----------   -------    ----------   ----------  ----------
NET ASSETS............................................. $4,814,540   $1,197,894   $14,836    $3,623,384   $5,081,891  $8,809,371
                                                        ==========   ==========   =======    ==========   ==========  ==========

NET ASSETS:
Accumulation unit values............................... $4,814,540   $1,197,894   $14,836    $3,623,375   $5,081,087  $8,809,326
Retained by AXA Equitable in Separate Account No. 70...         --           --        --             9          804          45
                                                        ----------   ----------   -------    ----------   ----------  ----------
TOTAL NET ASSETS....................................... $4,814,540   $1,197,894   $14,836    $3,623,384   $5,081,891  $8,809,371
                                                        ==========   ==========   =======    ==========   ==========  ==========

Investments in shares of the Portfolios, at cost....... $5,032,716   $1,193,431   $14,544    $3,911,711   $5,447,253  $9,083,786
The Portfolios shares held
   Class B.............................................    774,040       69,602       737            --           --          --
   Class II............................................         --           --        --       298,959                       --
   Class III...........................................         --           --        --            --      521,755     883,588

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015


                                                           SEI VP        SEI VP        SEI VP     T. ROWE PRICE  T. ROWE PRICE
                                                        MARKET GROWTH  MARKET PLUS    MODERATE    EQUITY INCOME HEALTH SCIENCES
                                                        STRATEGY FUND STRATEGY FUND STRATEGY FUND PORTFOLIO-II   PORTFOLIO-II
                                                        ------------- ------------- ------------- ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.  $6,695,282    $1,496,706    $8,277,532    $2,410,898    $127,537,220
Receivable for shares of the Portfolios sold...........          --            51           252           582              --
Receivable for policy-related transactions.............         129            --            --            --         101,569
                                                         ----------    ----------    ----------    ----------    ------------
   Total assets........................................   6,695,411     1,496,757     8,277,784     2,411,480     127,638,789
                                                         ----------    ----------    ----------    ----------    ------------

Liabilities:
Payable for shares of the Portfolios purchased.........         125            --            --            --         101,569
Payable for policy-related transactions................          --            51           252           582              --
                                                         ----------    ----------    ----------    ----------    ------------
   Total liabilities...................................         125            51           252           582         101,569
                                                         ----------    ----------    ----------    ----------    ------------
Net Assets.............................................  $6,695,286    $1,496,706    $8,277,532    $2,410,898    $127,537,220
                                                         ==========    ==========    ==========    ==========    ============

Net Assets:
Accumulation unit values...............................  $6,695,286    $1,496,679    $8,276,780    $2,410,877    $127,534,649
Retained by AXA Equitable in Separate Account No. 70...          --            27           752            21           2,571
                                                         ----------    ----------    ----------    ----------    ------------
Total net assets.......................................  $6,695,286    $1,496,706    $8,277,532    $2,410,898    $127,537,220
                                                         ==========    ==========    ==========    ==========    ============

Investments in shares of the Portfolios, at cost.......  $7,222,810    $1,605,526    $8,663,550    $2,618,914    $117,705,067
The Portfolios shares held
   Class 2.............................................          --            --            --            --              --
   Class II............................................          --            --            --        90,194       3,385,644
   Class III...........................................     688,815       151,642       835,271            --              --

                                                        TEMPLETON
                                                        DEVELOPING
                                                         MARKETS
                                                         VIP FUND
                                                        -----------
Assets:
Investments in shares of the Portfolios, at fair value. $ 7,558,529
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............         209
                                                        -----------
   Total assets........................................   7,558,738
                                                        -----------

Liabilities:
Payable for shares of the Portfolios purchased.........         209
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................         209
                                                        -----------
Net Assets............................................. $ 7,558,529
                                                        ===========

Net Assets:
Accumulation unit values............................... $ 7,528,868
Retained by AXA Equitable in Separate Account No. 70...      29,661
                                                        -----------
Total net assets....................................... $ 7,558,529
                                                        ===========

Investments in shares of the Portfolios, at cost....... $10,893,400
The Portfolios shares held
   Class 2.............................................   1,195,970
   Class II............................................          --
   Class III...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                         VAN ECK VIP
                                                                                                        UNCONSTRAINED
                                                         TEMPLETON   TEMPLETON   TEMPLETON  VAN ECK VIP   EMERGING
                                                          FOREIGN   GLOBAL BOND   GROWTH    GLOBAL HARD    MARKETS
                                                         VIP FUND    VIP FUND    VIP FUND   ASSETS FUND   BOND FUND
                                                        ----------- ------------ ---------- ----------- -------------
Assets:
Investments in shares of the Portfolios, at fair value. $ 9,514,419 $140,278,928 $1,915,031 $19,471,138   $576,202
Receivable for shares of the Portfolios sold...........         756       25,421         73     131,653         32
Receivable for policy-related transactions.............       9,613           --         --          --         --
                                                        ----------- ------------ ---------- -----------   --------
   Total assets........................................   9,524,788  140,304,349  1,915,104  19,602,791    576,234
                                                        ----------- ------------ ---------- -----------   --------

Liabilities:
Payable for policy-related transactions................          --       25,421         73     131,653         --
                                                        ----------- ------------ ---------- -----------   --------
   Total liabilities...................................          --       25,421         73     131,653         --
                                                        ----------- ------------ ---------- -----------   --------
Net Assets............................................. $ 9,524,788 $140,278,928 $1,915,031 $19,471,138   $576,234
                                                        =========== ============ ========== ===========   ========

Net Assets:
Accumulation unit values............................... $ 9,524,788 $140,274,583 $1,914,713 $19,462,898   $576,234
Retained by AXA Equitable in Separate Account No. 70...          --        4,345        318       8,240         --
                                                        ----------- ------------ ---------- -----------   --------
Total net assets....................................... $ 9,524,788 $140,278,928 $1,915,031 $19,471,138   $576,234
                                                        =========== ============ ========== ===========   ========

Investments in shares of the Portfolios, at cost....... $11,163,109 $160,658,311 $1,914,475 $33,947,328   $624,649
The Portfolios shares held
   Class 2.............................................     720,789    8,878,413    143,771          --         --
   Class S Shares......................................          --           --         --   1,190,895         --
   Initial Class.......................................          --           --         --          --     75,518

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                  Units
                                           Contract                            Outstanding
                                           Charges*   Share Class** Unit Value (000's)***
                                           -------- --------------- ---------- -----------
7TWELVE/TM/ BALANCED PORTFOLIO............  0.30%       CLASS 4       $ 9.15         12
7TWELVE/TM/ BALANCED PORTFOLIO............  1.10%       CLASS 4       $ 8.94         90
7TWELVE/TM/ BALANCED PORTFOLIO............  1.20%       CLASS 4       $ 8.97        879
7TWELVE/TM/ BALANCED PORTFOLIO............  1.25%       CLASS 4       $ 8.96        793
7TWELVE/TM/ BALANCED PORTFOLIO............  1.30%       CLASS 4       $10.04      4,291
7TWELVE/TM/ BALANCED PORTFOLIO............  1.55%       CLASS 4       $ 9.09         18
7TWELVE/TM/ BALANCED PORTFOLIO............  1.55%       CLASS 4       $ 9.94        127
7TWELVE/TM/ BALANCED PORTFOLIO............  1.65%       CLASS 4       $ 9.91        985
7TWELVE/TM/ BALANCED PORTFOLIO............  1.70%       CLASS 4       $ 9.89        726

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.30%          B          $14.29        254
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.55%          B          $14.07         29
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.65%          B          $13.98         80
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.70%          B          $13.94         13

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...  1.10%          B          $ 9.40          1
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...  1.20%          B          $ 9.84          8
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...  1.25%          B          $ 9.83          6

AB VPS GROWTH AND INCOME PORTFOLIO........  1.10%          B          $ 9.89         27
AB VPS GROWTH AND INCOME PORTFOLIO........  1.20%          B          $10.27         60
AB VPS GROWTH AND INCOME PORTFOLIO........  1.25%          B          $10.26         21

AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  0.65%          B          $10.01          2
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.30%          B          $11.14        556
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.55%          B          $10.97         43
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.65%          B          $10.90        144
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.70%          B          $10.87         57

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...  1.10%          B          $10.08         18
AB VPS REAL ESTATE INVESTMENT PORTFOLIO...  1.20%          B          $10.69         76
AB VPS REAL ESTATE INVESTMENT PORTFOLIO...  1.25%          B          $10.68         60

AB VPS SMALL/MID CAP VALUE PORTFOLIO......  0.30%          B          $ 9.49          1
AB VPS SMALL/MID CAP VALUE PORTFOLIO......  1.10%          B          $ 9.07         29
AB VPS SMALL/MID CAP VALUE PORTFOLIO......  1.20%          B          $ 9.37         27
AB VPS SMALL/MID CAP VALUE PORTFOLIO......  1.25%          B          $ 9.37         65

ALL ASSET AGGRESSIVE-ALT 25...............  1.10%          B          $ 9.06          1
ALL ASSET AGGRESSIVE-ALT 25...............  1.20%          B          $ 9.62        124
ALL ASSET AGGRESSIVE-ALT 25...............  1.25%          B          $ 9.61         33
ALL ASSET AGGRESSIVE-ALT 25...............  1.30%          B          $10.60        504
ALL ASSET AGGRESSIVE-ALT 25...............  1.55%          B          $10.18          8
ALL ASSET AGGRESSIVE-ALT 25...............  1.65%          B          $10.49         54
ALL ASSET AGGRESSIVE-ALT 25...............  1.70%          B          $10.47        149

ALL ASSET AGGRESSIVE-ALT 50...............  1.10%          B          $ 8.82          4
ALL ASSET AGGRESSIVE-ALT 50...............  1.20%          B          $ 9.17         13
ALL ASSET AGGRESSIVE-ALT 50...............  1.25%          B          $ 9.16         28

ALL ASSET AGGRESSIVE-ALT 75...............  1.10%          B          $ 8.62          4
ALL ASSET AGGRESSIVE-ALT 75...............  1.20%          B          $ 8.72         44
ALL ASSET AGGRESSIVE-ALT 75...............  1.25%          B          $ 8.71         18

ALL ASSET GROWTH-ALT 20...................  1.30%          A          $13.19        826
ALL ASSET GROWTH-ALT 20...................  1.55%          A          $12.98         76
ALL ASSET GROWTH-ALT 20...................  1.65%          A          $12.90        149
ALL ASSET GROWTH-ALT 20...................  1.70%          A          $12.86         71

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                       Units
                                                                Contract                            Outstanding
                                                                Charges*   Share Class** Unit Value (000's)***
                                                                -------- --------------- ---------- -----------
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.30%          B          $10.24        938
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.55%          B          $ 9.93          3
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.65%          B          $10.14         99
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.70%          B          $10.12        146

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO...............  1.10%      CLASS III      $ 9.34         26
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO...............  1.25%      CLASS III      $ 9.34         22

AMERICAN CENTURY VP INFLATION PROTECTION FUND..................  1.10%      CLASS II       $ 9.53         23
AMERICAN CENTURY VP INFLATION PROTECTION FUND..................  1.20%      CLASS II       $ 9.56        125
AMERICAN CENTURY VP INFLATION PROTECTION FUND..................  1.25%      CLASS II       $ 9.55        189

AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.30%      CLASS II       $17.23         86
AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.55%      CLASS II       $16.96         17
AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.65%      CLASS II       $16.86         42
AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.70%      CLASS II       $16.81          2

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.30%      CLASS II       $11.67         --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.65%      CLASS II       $17.59          3
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.10%      CLASS II       $ 9.59        136
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.20%      CLASS II       $11.44        468
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.25%      CLASS II       $11.43        313
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.30%      CLASS II       $19.79      1,957
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.55%      CLASS II       $19.49        135
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.65%      CLASS II       $19.37        502
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.70%      CLASS II       $19.31        418

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...  1.10%       CLASS 4       $ 9.72        159
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...  1.20%       CLASS 4       $10.66        524
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...  1.25%       CLASS 4       $10.65        737

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  0.65%       CLASS 4       $10.02          1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.30%       CLASS 4       $ 9.93      1,452
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.55%       CLASS 4       $ 9.78         37
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.65%       CLASS 4       $ 9.83        547
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.70%       CLASS 4       $ 9.82        612

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  0.30%       CLASS 4       $11.37         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.10%       CLASS 4       $ 9.61         40
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $11.15         97
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $11.13        107

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $10.45          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $ 9.18         34
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $10.25         91
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $10.24         91
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $11.59        552
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $11.00         52
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $11.47        114
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $11.46        142

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                    Units
                                                             Contract                            Outstanding
                                                             Charges*   Share Class** Unit Value (000's)***
                                                             -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  0.30%       CLASS 4       $11.65          1
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  1.10%       CLASS 4       $ 9.62         41
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  1.20%       CLASS 4       $11.42        139
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  1.25%       CLASS 4       $11.41        190

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/............................................  1.10%       CLASS 4       $ 8.80         33
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/............................................  1.20%       CLASS 4       $ 9.01        135
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/............................................  1.25%       CLASS 4       $ 9.00        151

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/........................................  1.30%      CLASS P-2      $11.33        389
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/........................................  1.65%      CLASS P-2      $11.22         69
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/........................................  1.70%      CLASS P-2      $11.20         46

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.30%       CLASS 4       $ 8.93          1
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.10%       CLASS 4       $ 9.00         65
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.20%       CLASS 4       $ 8.76        264
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.25%       CLASS 4       $ 8.75        249
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.30%       CLASS 4       $ 9.37      1,676
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.55%       CLASS 4       $ 9.11         42
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.65%       CLASS 4       $ 9.27        398
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.70%       CLASS 4       $ 9.26        552

AXA 400 MANAGED VOLATILITY..................................  0.65%          B          $15.23          2
AXA 400 MANAGED VOLATILITY..................................  1.30%          B          $12.21        193
AXA 400 MANAGED VOLATILITY..................................  1.30%          B          $17.62      2,116
AXA 400 MANAGED VOLATILITY..................................  1.55%          B          $17.35        802
AXA 400 MANAGED VOLATILITY..................................  1.65%          B          $12.09         67
AXA 400 MANAGED VOLATILITY..................................  1.65%          B          $17.24        940
AXA 400 MANAGED VOLATILITY..................................  1.70%          B          $12.07         74
AXA 400 MANAGED VOLATILITY..................................  1.70%          B          $17.19         47

AXA 500 MANAGED VOLATILITY..................................  0.65%          B          $16.32          6
AXA 500 MANAGED VOLATILITY..................................  1.30%          B          $13.34        251
AXA 500 MANAGED VOLATILITY..................................  1.30%          B          $17.36      5,165
AXA 500 MANAGED VOLATILITY..................................  1.55%          B          $17.10      1,906
AXA 500 MANAGED VOLATILITY..................................  1.65%          B          $13.20        116
AXA 500 MANAGED VOLATILITY..................................  1.65%          B          $16.99      2,325
AXA 500 MANAGED VOLATILITY..................................  1.70%          B          $13.18         87
AXA 500 MANAGED VOLATILITY..................................  1.70%          B          $16.94        175

AXA 2000 MANAGED VOLATILITY.................................  0.65%          B          $14.48          2
AXA 2000 MANAGED VOLATILITY.................................  1.30%          B          $12.02        159
AXA 2000 MANAGED VOLATILITY.................................  1.30%          B          $17.18      2,272
AXA 2000 MANAGED VOLATILITY.................................  1.55%          B          $16.91        875
AXA 2000 MANAGED VOLATILITY.................................  1.65%          B          $11.89         42
AXA 2000 MANAGED VOLATILITY.................................  1.65%          B          $16.81      1,005
AXA 2000 MANAGED VOLATILITY.................................  1.70%          B          $11.88         39
AXA 2000 MANAGED VOLATILITY.................................  1.70%          B          $16.76         58

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                             Units
                                      Contract                            Outstanding
                                      Charges*   Share Class** Unit Value (000's)***
                                      -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION............  1.30%          A          $14.77         811
AXA AGGRESSIVE ALLOCATION............  1.55%          A          $14.54         243
AXA AGGRESSIVE ALLOCATION............  1.65%          A          $14.45         116
AXA AGGRESSIVE ALLOCATION............  1.70%          A          $14.41          14
AXA AGGRESSIVE ALLOCATION............  1.10%          B          $ 9.35           5
AXA AGGRESSIVE ALLOCATION............  1.20%          B          $10.35          49
AXA AGGRESSIVE ALLOCATION............  1.25%          B          $10.34          64

AXA AGGRESSIVE STRATEGY..............  1.30%          B          $13.06     117,206
AXA AGGRESSIVE STRATEGY..............  1.55%          B          $12.94       2,298
AXA AGGRESSIVE STRATEGY..............  1.65%          B          $12.89      18,444
AXA AGGRESSIVE STRATEGY..............  1.70%          B          $12.87      34,041

AXA BALANCED STRATEGY................  0.65%          B          $12.13          --
AXA BALANCED STRATEGY................  1.30%          B          $12.82     113,639
AXA BALANCED STRATEGY................  1.30%          B          $14.32      20,445
AXA BALANCED STRATEGY................  1.55%          B          $12.62       8,489
AXA BALANCED STRATEGY................  1.55%          B          $14.09       2,568
AXA BALANCED STRATEGY................  1.65%          B          $12.55      24,519
AXA BALANCED STRATEGY................  1.65%          B          $13.99       5,619
AXA BALANCED STRATEGY................  1.70%          B          $12.51      18,443
AXA BALANCED STRATEGY................  1.70%          B          $13.94       1,120

AXA CONSERVATIVE GROWTH STRATEGY.....  0.65%          B          $11.66           7
AXA CONSERVATIVE GROWTH STRATEGY.....  1.30%          B          $12.25      57,851
AXA CONSERVATIVE GROWTH STRATEGY.....  1.30%          B          $13.58       7,991
AXA CONSERVATIVE GROWTH STRATEGY.....  1.55%          B          $12.06       5,149
AXA CONSERVATIVE GROWTH STRATEGY.....  1.55%          B          $13.35       1,265
AXA CONSERVATIVE GROWTH STRATEGY.....  1.65%          B          $11.99      12,097
AXA CONSERVATIVE GROWTH STRATEGY.....  1.65%          B          $13.26       2,281
AXA CONSERVATIVE GROWTH STRATEGY.....  1.70%          B          $11.95       7,478
AXA CONSERVATIVE GROWTH STRATEGY.....  1.70%          B          $13.22         587

AXA CONSERVATIVE STRATEGY............  0.65%          B          $10.74          --
AXA CONSERVATIVE STRATEGY............  1.30%          B          $11.14      35,647
AXA CONSERVATIVE STRATEGY............  1.30%          B          $11.88       5,552
AXA CONSERVATIVE STRATEGY............  1.55%          B          $10.97       3,891
AXA CONSERVATIVE STRATEGY............  1.55%          B          $11.69         679
AXA CONSERVATIVE STRATEGY............  1.65%          B          $10.90       8,754
AXA CONSERVATIVE STRATEGY............  1.65%          B          $11.61       1,589
AXA CONSERVATIVE STRATEGY............  1.70%          B          $10.87       6,146
AXA CONSERVATIVE STRATEGY............  1.70%          B          $11.57         222

AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          A          $12.98         348
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.55%          A          $12.78          47
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.65%          A          $12.70         103
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.70%          A          $12.67          32
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          B          $27.55         128
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.55%          B          $20.08          98
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.65%          B          $26.46          78
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.70%          B          $19.53          24

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                   Units
                                            Contract                            Outstanding
                                            Charges*   Share Class** Unit Value (000's)***
                                            -------- --------------- ---------- -----------
AXA GROWTH STRATEGY........................  0.65%          B          $13.12           5
AXA GROWTH STRATEGY........................  1.30%          B          $14.02     127,820
AXA GROWTH STRATEGY........................  1.30%          B          $16.23      22,020
AXA GROWTH STRATEGY........................  1.55%          B          $13.81       3,626
AXA GROWTH STRATEGY........................  1.55%          B          $15.96       2,329
AXA GROWTH STRATEGY........................  1.65%          B          $13.72      19,400
AXA GROWTH STRATEGY........................  1.65%          B          $15.85       9,062
AXA GROWTH STRATEGY........................  1.70%          B          $13.68      30,632
AXA GROWTH STRATEGY........................  1.70%          B          $15.80       2,648

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          A          $10.41         300
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          A          $10.24          15
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.65%          A          $10.18          88
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          A          $10.15          42
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B          $14.48         268
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          B          $11.88         121
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.65%          B          $13.89         150
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          B          $11.58          44

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.65%          B          $10.27           2
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.30%          B          $10.30         146
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.30%          B          $10.47       5,527
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.55%          B          $10.31       2,320
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.65%          B          $10.20         164
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.65%          B          $10.25       2,714
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.70%          B          $10.18         126
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.70%          B          $10.21         115

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          A          $10.33         239
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.55%          A          $10.17          42
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.65%          A          $10.11          69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.70%          A          $10.08           9

AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B          $18.54         189
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.55%          B          $13.79         120
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.65%          B          $17.79         138
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.70%          B          $13.43          46

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.30%          A          $18.70         208
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.55%          A          $18.41           9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.65%          A          $18.30          59
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.70%          A          $18.24          38
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.30%          B          $21.83         295
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.55%          B          $24.29         180
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.65%          B          $20.97         236
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.70%          B          $23.61          61

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.30%          A          $16.82         290
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.55%          A          $16.56          28
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.65%          A          $16.46          89
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.70%          A          $16.41         569
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.30%          B          $15.60         328
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.55%          B          $17.64         113
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.65%          B          $14.98         306
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.70%          B          $17.16          70

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                             Units
                                      Contract                            Outstanding
                                      Charges*   Share Class** Unit Value (000's)***
                                      -------- --------------- ---------- -----------
AXA MID CAP VALUE MANAGED VOLATILITY.  1.30%          A          $18.27         124
AXA MID CAP VALUE MANAGED VOLATILITY.  1.55%          A          $17.98          14
AXA MID CAP VALUE MANAGED VOLATILITY.  1.65%          A          $17.87          48
AXA MID CAP VALUE MANAGED VOLATILITY.  1.70%          A          $17.82          13
AXA MID CAP VALUE MANAGED VOLATILITY.  1.30%          B          $21.03         172
AXA MID CAP VALUE MANAGED VOLATILITY.  1.55%          B          $22.62          50
AXA MID CAP VALUE MANAGED VOLATILITY.  1.65%          B          $20.19         174
AXA MID CAP VALUE MANAGED VOLATILITY.  1.70%          B          $21.99          33

AXA MODERATE ALLOCATION..............  1.30%          A          $12.65       5,429
AXA MODERATE ALLOCATION..............  1.55%          A          $12.45         433
AXA MODERATE ALLOCATION..............  1.65%          A          $12.38         877
AXA MODERATE ALLOCATION..............  1.70%          A          $12.34         687
AXA MODERATE ALLOCATION..............  1.10%          B          $ 9.57         220
AXA MODERATE ALLOCATION..............  1.20%          B          $10.09         324
AXA MODERATE ALLOCATION..............  1.25%          B          $10.08       1,112

AXA MODERATE GROWTH STRATEGY.........  0.65%          B          $12.62          14
AXA MODERATE GROWTH STRATEGY.........  1.30%          B          $13.42     237,051
AXA MODERATE GROWTH STRATEGY.........  1.30%          B          $15.54      25,461
AXA MODERATE GROWTH STRATEGY.........  1.55%          B          $13.21      30,267
AXA MODERATE GROWTH STRATEGY.........  1.55%          B          $15.28       3,439
AXA MODERATE GROWTH STRATEGY.........  1.65%          B          $13.13      59,870
AXA MODERATE GROWTH STRATEGY.........  1.65%          B          $15.18       8,537
AXA MODERATE GROWTH STRATEGY.........  1.70%          B          $13.09      31,612
AXA MODERATE GROWTH STRATEGY.........  1.70%          B          $15.13       2,615

AXA MODERATE-PLUS ALLOCATION.........  1.30%          A          $13.70       2,066
AXA MODERATE-PLUS ALLOCATION.........  1.55%          A          $13.49         320
AXA MODERATE-PLUS ALLOCATION.........  1.65%          A          $13.41         291
AXA MODERATE-PLUS ALLOCATION.........  1.70%          A          $13.37          80
AXA MODERATE-PLUS ALLOCATION.........  1.10%          B          $ 9.46         150
AXA MODERATE-PLUS ALLOCATION.........  1.20%          B          $10.21         247
AXA MODERATE-PLUS ALLOCATION.........  1.25%          B          $10.20         501

AXA NATURAL RESOURCES................  1.10%          B          $ 7.11           7
AXA NATURAL RESOURCES................  1.20%          B          $ 6.34          40
AXA NATURAL RESOURCES................  1.25%          B          $ 6.34          52
AXA NATURAL RESOURCES................  1.30%          B          $ 6.51         175
AXA NATURAL RESOURCES................  1.55%          B          $ 6.63          --
AXA NATURAL RESOURCES................  1.65%          B          $ 6.45          31
AXA NATURAL RESOURCES................  1.70%          B          $ 6.44          19

AXA SMARTBETA EQUITY.................  1.10%          B          $ 9.65          10
AXA SMARTBETA EQUITY.................  1.20%          B          $10.85          25
AXA SMARTBETA EQUITY.................  1.25%          B          $10.83          30

AXA ULTRA CONSERVATIVE STRATEGY......  1.30%          B          $10.09       2,768
AXA ULTRA CONSERVATIVE STRATEGY......  1.55%          B          $ 9.99         143
AXA ULTRA CONSERVATIVE STRATEGY......  1.65%          B          $ 9.94         630
AXA ULTRA CONSERVATIVE STRATEGY......  1.70%          B          $ 9.92       1,060

AXA/AB DYNAMIC GROWTH................  1.30%          B          $ 9.44      11,856
AXA/AB DYNAMIC GROWTH................  1.65%          B          $ 9.42       1,581
AXA/AB DYNAMIC GROWTH................  1.70%          B          $ 9.42       2,189

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                        Units
                                                 Contract                            Outstanding
                                                 Charges*   Share Class** Unit Value (000's)***
                                                 -------- --------------- ---------- -----------
AXA/AB DYNAMIC MODERATE GROWTH..................  0.65%          B          $12.15          --
AXA/AB DYNAMIC MODERATE GROWTH..................  1.10%          B          $ 9.51          94
AXA/AB DYNAMIC MODERATE GROWTH..................  1.20%          B          $10.34         269
AXA/AB DYNAMIC MODERATE GROWTH..................  1.25%          B          $10.33         212
AXA/AB DYNAMIC MODERATE GROWTH..................  1.30%          B          $11.23       3,867
AXA/AB DYNAMIC MODERATE GROWTH..................  1.30%          B          $11.77     131,091
AXA/AB DYNAMIC MODERATE GROWTH..................  1.55%          B          $11.62       8,972
AXA/AB DYNAMIC MODERATE GROWTH..................  1.65%          B          $11.12         634
AXA/AB DYNAMIC MODERATE GROWTH..................  1.65%          B          $11.57      32,655
AXA/AB DYNAMIC MODERATE GROWTH..................  1.70%          B          $11.10         960
AXA/AB DYNAMIC MODERATE GROWTH..................  1.70%          B          $11.54      29,023

AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.10%          B          $ 9.88          14
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.20%          B          $ 9.63          27
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.25%          B          $ 9.62          79

AXA/AB SMALL CAP GROWTH.........................  0.65%          A          $16.68          --
AXA/AB SMALL CAP GROWTH.........................  1.30%          A          $21.19         894
AXA/AB SMALL CAP GROWTH.........................  1.55%          A          $20.86          78
AXA/AB SMALL CAP GROWTH.........................  1.65%          A          $20.74         234
AXA/AB SMALL CAP GROWTH.........................  1.70%          A          $20.67         241
AXA/AB SMALL CAP GROWTH.........................  0.30%          B          $10.36           1
AXA/AB SMALL CAP GROWTH.........................  1.10%          B          $ 9.17          37
AXA/AB SMALL CAP GROWTH.........................  1.20%          B          $10.15         170
AXA/AB SMALL CAP GROWTH.........................  1.25%          B          $10.14         155
AXA/AB SMALL CAP GROWTH.........................  1.30%          B          $23.67         199
AXA/AB SMALL CAP GROWTH.........................  1.55%          B          $28.84         108
AXA/AB SMALL CAP GROWTH.........................  1.65%          B          $22.73         222
AXA/AB SMALL CAP GROWTH.........................  1.70%          B          $28.03          21

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.10%          B          $ 9.80          26
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.25%          B          $ 9.80          41
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.30%          B          $ 9.75          63
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.65%          B          $ 9.73           7
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.70%          B          $ 9.72          26

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          A          $13.98         178
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.55%          A          $13.76          26
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.65%          A          $13.68          50
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.70%          A          $13.63           9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B          $12.31         203
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.55%          B          $12.03          73
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.65%          B          $11.91         134
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.70%          B          $11.86          11

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.30%          A          $16.82          99
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.55%          A          $16.56          16
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.65%          A          $16.46          36
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.70%          A          $16.41           2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.30%          B          $12.86         227
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.55%          B          $12.55          64
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.65%          B          $12.44         267
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.70%          B          $12.38          50

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                             Units
                                                      Contract                            Outstanding
                                                      Charges*   Share Class** Unit Value (000's)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.65%          A          $13.61         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          A          $14.54        321
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%          A          $14.31          8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.65%          A          $14.23        160
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.70%          A          $14.18         86
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B          $10.63        267
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%          B          $10.40         87
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.65%          B          $10.31        142
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.70%          B          $10.27         17

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION...............  1.30%          B          $ 9.60      8,973
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION...............  1.65%          B          $ 9.58      1,650
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION...............  1.70%          B          $ 9.58        933

AXA/INVESCO STRATEGIC ALLOCATION.....................  1.30%          B          $ 9.50      5,585
AXA/INVESCO STRATEGIC ALLOCATION.....................  1.65%          B          $ 9.48        800
AXA/INVESCO STRATEGIC ALLOCATION.....................  1.70%          B          $ 9.47        536

AXA/LOOMIS SAYLES GROWTH.............................  1.30%          A          $18.31        641
AXA/LOOMIS SAYLES GROWTH.............................  1.55%          A          $18.03         77
AXA/LOOMIS SAYLES GROWTH.............................  1.65%          A          $17.92        142
AXA/LOOMIS SAYLES GROWTH.............................  1.70%          A          $17.86         84
AXA/LOOMIS SAYLES GROWTH.............................  1.10%          B          $10.26         15
AXA/LOOMIS SAYLES GROWTH.............................  1.20%          B          $12.30         32
AXA/LOOMIS SAYLES GROWTH.............................  1.25%          B          $12.29         73
AXA/LOOMIS SAYLES GROWTH.............................  1.30%          B          $17.50         66
AXA/LOOMIS SAYLES GROWTH.............................  1.55%          B          $17.31         29
AXA/LOOMIS SAYLES GROWTH.............................  1.65%          B          $17.23         41
AXA/LOOMIS SAYLES GROWTH.............................  1.70%          B          $17.20          6

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.30%          A          $16.09         41
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.55%          A          $15.84          7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.65%          A          $15.74         22
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.70%          A          $15.69          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.30%          B          $12.67         88
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.55%          B          $12.38          7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.65%          B          $12.26         97
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.70%          B          $12.20         26

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.30%          A          $13.96        139
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          A          $13.74         36
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.65%          A          $13.66         60
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          A          $13.61          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  0.30%          B          $10.07          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.10%          B          $ 9.05          2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.20%          B          $ 9.87         56
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.25%          B          $ 9.86         77
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.30%          B          $11.09        324
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          B          $10.84        321
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.65%          B          $10.73        477
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          B          $10.68         37

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                 Units
                                          Contract                            Outstanding
                                          Charges*   Share Class** Unit Value (000's)***
                                          -------- --------------- ---------- -----------
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  0.30%      CLASS III      $10.25          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  0.65%      CLASS III      $11.89         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.10%      CLASS III      $ 9.33        232
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.20%      CLASS III      $10.05        902
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.25%      CLASS III      $10.04      1,103
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.30%      CLASS III      $12.58      3,781
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.55%      CLASS III      $12.39        240
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.65%      CLASS III      $12.31      1,193
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.70%      CLASS III      $12.27        810

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  0.30%      CLASS III      $ 9.99         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  1.10%      CLASS III      $ 9.27         23
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  1.20%      CLASS III      $ 9.79         71
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  1.25%      CLASS III      $ 9.78        164

BLACKROCK LARGE CAP GROWTH V.I. FUND.....  0.65%      CLASS III      $18.43         --
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.30%      CLASS III      $20.03      1,149
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.55%      CLASS III      $19.72         74
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.65%      CLASS III      $19.60        205
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.70%      CLASS III      $19.54        152

CHARTER/SM/ AGGRESSIVE GROWTH............  1.10%          B          $ 8.93         24
CHARTER/SM/ AGGRESSIVE GROWTH............  1.20%          B          $ 9.47        294
CHARTER/SM/ AGGRESSIVE GROWTH............  1.25%          B          $ 9.46        130

CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.10%          B          $ 8.67         16
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.20%          B          $ 8.71        440
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.25%          B          $ 8.70        435
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.30%          B          $ 8.83         17
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.65%          B          $ 8.80          8

CHARTER/SM/ CONSERVATIVE.................  1.10%          B          $ 9.48        228
CHARTER/SM/ CONSERVATIVE.................  1.20%          B          $ 9.70        469
CHARTER/SM/ CONSERVATIVE.................  1.25%          B          $ 9.68      1,091

CHARTER/SM/ GROWTH.......................  1.10%          B          $ 9.09         49
CHARTER/SM/ GROWTH.......................  1.20%          B          $ 9.59        718
CHARTER/SM/ GROWTH.......................  1.25%          B          $ 9.57        476

CHARTER/SM/ INCOME STRATEGIES............  1.10%          B          $ 9.36         15
CHARTER/SM/ INCOME STRATEGIES............  1.20%          B          $ 9.83        148
CHARTER/SM/ INCOME STRATEGIES............  1.25%          B          $ 9.82        137

CHARTER/SM/ INTEREST RATE STRATEGIES.....  1.10%          B          $ 9.25         22
CHARTER/SM/ INTEREST RATE STRATEGIES.....  1.20%          B          $ 9.53        185
CHARTER/SM/ INTEREST RATE STRATEGIES.....  1.25%          B          $ 9.52        252

CHARTER/SM/ INTERNATIONAL MODERATE.......  1.10%          B          $ 9.17          5
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.20%          B          $ 9.15        119
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.25%          B          $ 9.14        108
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.30%          B          $ 9.33         10
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.65%          B          $ 9.30          1

CHARTER/SM/ MODERATE.....................  0.30%          B          $ 9.89         18
CHARTER/SM/ MODERATE.....................  1.10%          B          $ 9.35         94
CHARTER/SM/ MODERATE.....................  1.20%          B          $ 9.69        659
CHARTER/SM/ MODERATE.....................  1.25%          B          $ 9.68      1,094
CHARTER/SM/ MODERATE.....................  1.30%          B          $ 9.48        171
CHARTER/SM/ MODERATE.....................  1.65%          B          $ 9.45          6
CHARTER/SM/ MODERATE.....................  1.70%          B          $ 9.45          7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                         Units
                                                  Contract                            Outstanding
                                                  Charges*   Share Class** Unit Value (000's)***
                                                  -------- --------------- ---------- -----------
CHARTER/SM/ MODERATE GROWTH......................  1.10%          B          $ 9.27        128
CHARTER/SM/ MODERATE GROWTH......................  1.20%          B          $ 9.72        751
CHARTER/SM/ MODERATE GROWTH......................  1.25%          B          $ 9.71        732
CHARTER/SM/ MODERATE GROWTH......................  1.30%          B          $ 9.43        117
CHARTER/SM/ MODERATE GROWTH......................  1.65%          B          $ 9.40         11

CHARTER/SM/ MULTI-SECTOR BOND....................  1.30%          B          $11.38        125
CHARTER/SM/ MULTI-SECTOR BOND....................  1.55%          B          $27.90         12
CHARTER/SM/ MULTI-SECTOR BOND....................  1.65%          B          $10.99         52
CHARTER/SM/ MULTI-SECTOR BOND....................  1.70%          B          $26.70          3

CHARTER/SM/ REAL ASSETS..........................  1.10%          B          $ 8.55          1
CHARTER/SM/ REAL ASSETS..........................  1.20%          B          $ 8.39         38
CHARTER/SM/ REAL ASSETS..........................  1.25%          B          $ 8.39         23
CHARTER/SM/ REAL ASSETS..........................  1.30%          B          $ 8.67         14

CHARTER/SM/ SMALL CAP GROWTH.....................  0.30%          B          $ 9.62          9
CHARTER/SM/ SMALL CAP GROWTH.....................  1.10%          B          $ 8.96          3
CHARTER/SM/ SMALL CAP GROWTH.....................  1.20%          B          $ 9.43         23
CHARTER/SM/ SMALL CAP GROWTH.....................  1.25%          B          $ 9.42         29
CHARTER/SM/ SMALL CAP GROWTH.....................  1.30%          B          $ 5.92        490
CHARTER/SM/ SMALL CAP GROWTH.....................  1.55%          B          $ 9.84        178
CHARTER/SM/ SMALL CAP GROWTH.....................  1.65%          B          $ 9.67        218
CHARTER/SM/ SMALL CAP GROWTH.....................  1.70%          B          $ 9.58         53

CHARTER/SM/ SMALL CAP VALUE......................  1.10%          B          $ 8.47          4
CHARTER/SM/ SMALL CAP VALUE......................  1.20%          B          $ 8.42         44
CHARTER/SM/ SMALL CAP VALUE......................  1.25%          B          $ 8.41        119
CHARTER/SM/ SMALL CAP VALUE......................  1.30%          B          $14.63        295
CHARTER/SM/ SMALL CAP VALUE......................  1.55%          B          $18.49        115
CHARTER/SM/ SMALL CAP VALUE......................  1.65%          B          $14.04        208
CHARTER/SM/ SMALL CAP VALUE......................  1.70%          B          $17.99        532

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.10%      CLASS II       $ 9.25        136
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.20%      CLASS II       $10.30        446
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.25%      CLASS II       $10.30        289
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.30%      CLASS II       $10.29      2,368
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.65%      CLASS II       $10.23        233
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.70%      CLASS II       $10.22        546

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO......  1.30%      CLASS II       $ 9.90        388
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO......  1.65%      CLASS II       $ 9.87         38
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO......  1.70%      CLASS II       $ 9.86         30

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.10%      CLASS II       $ 9.46         30
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.20%      CLASS II       $10.00        145
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.25%      CLASS II       $ 9.99        128
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.30%      CLASS II       $ 9.99        680
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.65%      CLASS II       $ 9.93         26
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.70%      CLASS II       $ 9.92        189

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO......  1.30%      CLASS II       $ 9.86        190
CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO......  1.65%      CLASS II       $ 9.83         14
CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO......  1.70%      CLASS II       $ 9.82         25

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  0.30%    SERVICE CLASS    $10.25         18
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  1.10%    SERVICE CLASS    $ 9.62        100
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  1.20%    SERVICE CLASS    $10.05        442
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  1.25%    SERVICE CLASS    $10.04        430

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                               Units
                                                        Contract                            Outstanding
                                                        Charges*   Share Class** Unit Value (000's)***
                                                        -------- --------------- ---------- -----------
DELAWARE VIP(R) EMERGING MARKETS SERIES................  1.10%    SERVICE CLASS    $ 7.86          6
DELAWARE VIP(R) EMERGING MARKETS SERIES................  1.20%    SERVICE CLASS    $ 7.48         48
DELAWARE VIP(R) EMERGING MARKETS SERIES................  1.25%    SERVICE CLASS    $ 7.47         51

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.  1.10%    SERVICE CLASS    $ 9.87         49
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.  1.20%    SERVICE CLASS    $ 9.96         88
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.  1.25%    SERVICE CLASS    $ 9.95        500

EATON VANCE VT FLOATING-RATE INCOME FUND...............  0.30%    INITIAL CLASS    $ 9.98          2
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.10%    INITIAL CLASS    $ 9.60        121
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.20%    INITIAL CLASS    $ 9.78        293
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.25%    INITIAL CLASS    $ 9.77        539
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.30%    INITIAL CLASS    $ 9.72        197
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.65%    INITIAL CLASS    $ 9.69         31
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.70%    INITIAL CLASS    $ 9.68         62

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.65%          A          $15.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%          A          $16.88      4,345
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.55%          A          $16.62        331
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.65%          A          $16.52        998
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.70%          A          $16.46        803
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%          B          $ 8.90        118
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%          B          $10.49        414
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%          B          $10.48        482

EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.30%          A          $18.01        707
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.55%          A          $17.73         57
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.65%          A          $17.62        223
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.70%          A          $17.57        140
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.10%          B          $ 9.69         15
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.20%          B          $10.93         47
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.25%          B          $10.92         71
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.30%          B          $ 3.68        675
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.55%          B          $ 8.66        159
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.65%          B          $ 8.51        337
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.70%          B          $ 8.44         32

EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.10%          B          $ 9.64         58
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.20%          B          $11.66         32
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.25%          B          $11.65         35
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.30%          B          $17.23         41
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.55%          B          $12.56         21
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.65%          B          $16.53         17
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.70%          B          $12.25          4

EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%          A          $20.31        307
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.55%          A          $20.00         36
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.65%          A          $19.87        121
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.70%          A          $19.81        115
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%          B          $20.41        102
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.55%          B          $18.92         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.65%          B          $19.58         91
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.70%          B          $18.45         35

EQ/COMMON STOCK INDEX..................................  1.30%          A          $19.16        894
EQ/COMMON STOCK INDEX..................................  1.55%          A          $18.87         83
EQ/COMMON STOCK INDEX..................................  1.65%          A          $18.75        189
EQ/COMMON STOCK INDEX..................................  1.70%          A          $18.69        134
EQ/COMMON STOCK INDEX..................................  1.10%          B          $ 9.61         21
EQ/COMMON STOCK INDEX..................................  1.20%          B          $11.40        145
EQ/COMMON STOCK INDEX..................................  1.25%          B          $11.38        199

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                          Units
                                   Contract                            Outstanding
                                   Charges*   Share Class** Unit Value (000's)***
                                   -------- --------------- ---------- -----------
EQ/CONVERTIBLE SECURITIES.........  1.10%          B          $ 9.31          8
EQ/CONVERTIBLE SECURITIES.........  1.20%          B          $10.51         46
EQ/CONVERTIBLE SECURITIES.........  1.25%          B          $10.50        212

EQ/CORE BOND INDEX................  0.65%          B          $10.33         13
EQ/CORE BOND INDEX................  1.10%          B          $ 9.85         24
EQ/CORE BOND INDEX................  1.20%          B          $ 9.94        216
EQ/CORE BOND INDEX................  1.25%          B          $ 9.93        446
EQ/CORE BOND INDEX................  1.30%          B          $10.61     14,039
EQ/CORE BOND INDEX................  1.30%          B          $10.75      1,575
EQ/CORE BOND INDEX................  1.55%          B          $10.45      4,927
EQ/CORE BOND INDEX................  1.55%          B          $13.64        643
EQ/CORE BOND INDEX................  1.65%          B          $10.32      1,545
EQ/CORE BOND INDEX................  1.65%          B          $10.38      6,428
EQ/CORE BOND INDEX................  1.70%          B          $10.35        682
EQ/CORE BOND INDEX................  1.70%          B          $13.27        166

EQ/EMERGING MARKETS EQUITY PLUS...  1.10%          B          $ 7.39          6
EQ/EMERGING MARKETS EQUITY PLUS...  1.20%          B          $ 7.50         20
EQ/EMERGING MARKETS EQUITY PLUS...  1.25%          B          $ 7.50         58
EQ/EMERGING MARKETS EQUITY PLUS...  1.30%          B          $ 7.21        165
EQ/EMERGING MARKETS EQUITY PLUS...  1.55%          B          $ 7.24          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.65%          B          $ 7.14         31
EQ/EMERGING MARKETS EQUITY PLUS...  1.70%          B          $ 7.13         67

EQ/ENERGY ETF.....................  1.10%          B          $ 7.04         19
EQ/ENERGY ETF.....................  1.20%          B          $ 6.25         72
EQ/ENERGY ETF.....................  1.25%          B          $ 6.24        108

EQ/EQUITY 500 INDEX...............  1.30%          A          $19.11      3,812
EQ/EQUITY 500 INDEX...............  1.55%          A          $18.81        330
EQ/EQUITY 500 INDEX...............  1.65%          A          $18.69      1,182
EQ/EQUITY 500 INDEX...............  1.70%          A          $18.64      1,678
EQ/EQUITY 500 INDEX...............  0.30%          B          $11.84          8
EQ/EQUITY 500 INDEX...............  1.10%          B          $ 9.74        288
EQ/EQUITY 500 INDEX...............  1.20%          B          $11.61        779
EQ/EQUITY 500 INDEX...............  1.25%          B          $11.59      1,110

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          A          $12.81        493
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          A          $12.61         45
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          A          $12.53        168
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          A          $12.49        205
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.30%          B          $10.49          2
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B          $ 9.85         43
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B          $10.28         88
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B          $10.27        171

EQ/GAMCO SMALL COMPANY VALUE......  0.65%          A          $15.88          1
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          A          $20.06      5,609
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          A          $19.76        565
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          A          $19.63      1,387
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          A          $19.57      1,102
EQ/GAMCO SMALL COMPANY VALUE......  0.30%          B          $10.17         --
EQ/GAMCO SMALL COMPANY VALUE......  1.10%          B          $ 9.13        210
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B          $ 9.97        781
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B          $ 9.96        686

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                        Units
                                 Contract                            Outstanding
                                 Charges*   Share Class** Unit Value (000's)***
                                 -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS.............  1.30%          A          $ 9.96        404
EQ/GLOBAL BOND PLUS.............  1.55%          A          $ 9.81         52
EQ/GLOBAL BOND PLUS.............  1.65%          A          $ 9.75         98
EQ/GLOBAL BOND PLUS.............  1.70%          A          $ 9.72         28
EQ/GLOBAL BOND PLUS.............  1.30%          B          $11.44        170
EQ/GLOBAL BOND PLUS.............  1.55%          B          $11.14        140
EQ/GLOBAL BOND PLUS.............  1.65%          B          $11.03        124
EQ/GLOBAL BOND PLUS.............  1.70%          B          $10.97         11

EQ/HIGH YIELD BOND..............  1.10%          B          $ 9.28         10
EQ/HIGH YIELD BOND..............  1.20%          B          $ 9.71         78
EQ/HIGH YIELD BOND..............  1.25%          B          $ 9.70         88
EQ/HIGH YIELD BOND..............  1.30%          B          $10.13        433
EQ/HIGH YIELD BOND..............  1.55%          B          $ 9.68          3
EQ/HIGH YIELD BOND..............  1.65%          B          $10.02         70
EQ/HIGH YIELD BOND..............  1.70%          B          $10.01         99

EQ/INTERMEDIATE GOVERNMENT BOND.  0.30%          B          $10.06          3
EQ/INTERMEDIATE GOVERNMENT BOND.  0.65%          B          $10.05          1
EQ/INTERMEDIATE GOVERNMENT BOND.  1.10%          B          $ 9.88         27
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B          $ 9.86         86
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B          $ 9.85         55
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $10.16      6,132
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $10.97        689
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $10.01      2,157
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $19.17        204
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $ 9.94      2,323
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $10.58        273
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $ 9.91        224
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $18.46         32

EQ/INTERNATIONAL EQUITY INDEX...  0.65%          A          $10.74         --
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          A          $11.04      1,095
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          A          $10.87        114
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          A          $10.81        350
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          A          $10.77        321
EQ/INTERNATIONAL EQUITY INDEX...  0.30%          B          $ 9.18          7
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B          $ 8.85         59
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B          $ 9.00        221
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B          $ 8.99        458

EQ/INVESCO COMSTOCK.............  0.65%          A          $16.06         --
EQ/INVESCO COMSTOCK.............  1.30%          A          $17.51        957
EQ/INVESCO COMSTOCK.............  1.55%          A          $17.24         93
EQ/INVESCO COMSTOCK.............  1.65%          A          $17.14        307
EQ/INVESCO COMSTOCK.............  1.70%          A          $17.08        125
EQ/INVESCO COMSTOCK.............  1.30%          B          $15.45        293
EQ/INVESCO COMSTOCK.............  1.55%          B          $15.04         69
EQ/INVESCO COMSTOCK.............  1.65%          B          $14.88        193
EQ/INVESCO COMSTOCK.............  1.70%          B          $14.79         49

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                        Units
                                 Contract                            Outstanding
                                 Charges*   Share Class** Unit Value (000's)***
                                 -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.65%          A          $16.90         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          A          $17.88        245
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          A          $17.61         72
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          A          $17.50         70
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          A          $17.44         19
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B          $19.14         88
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          B          $20.20         29
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          B          $18.39        111
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          B          $19.64         20

EQ/LARGE CAP GROWTH INDEX.......  1.30%          A          $20.50        867
EQ/LARGE CAP GROWTH INDEX.......  1.55%          A          $20.18         98
EQ/LARGE CAP GROWTH INDEX.......  1.65%          A          $20.05        175
EQ/LARGE CAP GROWTH INDEX.......  1.70%          A          $19.99        150
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B          $ 9.88         42
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B          $12.02        126
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B          $12.00        305

EQ/LARGE CAP VALUE INDEX........  1.30%          A          $17.95        623
EQ/LARGE CAP VALUE INDEX........  1.55%          A          $17.68         42
EQ/LARGE CAP VALUE INDEX........  1.65%          A          $17.57        127
EQ/LARGE CAP VALUE INDEX........  1.70%          A          $17.51        649
EQ/LARGE CAP VALUE INDEX........  1.10%          B          $ 9.41         20
EQ/LARGE CAP VALUE INDEX........  1.20%          B          $10.94        155
EQ/LARGE CAP VALUE INDEX........  1.25%          B          $10.92        149

EQ/LOW VOLATILITY GLOBAL ETF....  1.10%          B          $ 9.39         14
EQ/LOW VOLATILITY GLOBAL ETF....  1.20%          B          $10.50         50
EQ/LOW VOLATILITY GLOBAL ETF....  1.25%          B          $10.49         48

EQ/MFS INTERNATIONAL GROWTH.....  1.30%          A          $12.57        981
EQ/MFS INTERNATIONAL GROWTH.....  1.55%          A          $12.38         76
EQ/MFS INTERNATIONAL GROWTH.....  1.65%          A          $12.30        254
EQ/MFS INTERNATIONAL GROWTH.....  1.70%          A          $12.26        259
EQ/MFS INTERNATIONAL GROWTH.....  1.10%          B          $ 9.13         33
EQ/MFS INTERNATIONAL GROWTH.....  1.20%          B          $ 9.31        105
EQ/MFS INTERNATIONAL GROWTH.....  1.25%          B          $ 9.29        133
EQ/MFS INTERNATIONAL GROWTH.....  1.30%          B          $ 7.12        394
EQ/MFS INTERNATIONAL GROWTH.....  1.55%          B          $15.62        116
EQ/MFS INTERNATIONAL GROWTH.....  1.65%          B          $15.45        161
EQ/MFS INTERNATIONAL GROWTH.....  1.70%          B          $15.37         31

EQ/MID CAP INDEX................  1.30%          A          $19.69      1,171
EQ/MID CAP INDEX................  1.55%          A          $19.39        106
EQ/MID CAP INDEX................  1.65%          A          $19.27        300
EQ/MID CAP INDEX................  1.70%          A          $19.21        306
EQ/MID CAP INDEX................  0.30%          B          $10.88          4
EQ/MID CAP INDEX................  1.10%          B          $ 9.20        106
EQ/MID CAP INDEX................  1.20%          B          $10.67        313
EQ/MID CAP INDEX................  1.25%          B          $10.66        535

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                         Units
                                  Contract                            Outstanding
                                  Charges*   Share Class** Unit Value (000's)***
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  0.65%          A          $ 9.67          6
EQ/MONEY MARKET..................  1.30%          A          $ 9.24      3,966
EQ/MONEY MARKET..................  1.55%          A          $ 9.10        437
EQ/MONEY MARKET..................  1.65%          A          $ 9.04        902
EQ/MONEY MARKET..................  1.65%          A          $ 9.53         55
EQ/MONEY MARKET..................  1.65%          A          $ 9.85      2,063
EQ/MONEY MARKET..................  1.70%          A          $ 9.01        824
EQ/MONEY MARKET..................  1.10%          B          $ 9.93      1,053
EQ/MONEY MARKET..................  1.20%          B          $ 9.74        760
EQ/MONEY MARKET..................  1.25%          B          $ 9.73      2,775
EQ/MONEY MARKET..................  1.30%          B          $ 9.73        522
EQ/MONEY MARKET..................  1.55%          B          $25.94         77
EQ/MONEY MARKET..................  1.65%          B          $ 9.43        575
EQ/MONEY MARKET..................  1.65%          B          $ 9.53        113
EQ/MONEY MARKET..................  1.70%          B          $24.61         90

EQ/MORGAN STANLEY MID CAP GROWTH.  0.65%          A          $13.23         --
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          A          $16.38      1,319
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          A          $16.12        231
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          A          $16.02        382
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $15.97        187
EQ/MORGAN STANLEY MID CAP GROWTH.  1.10%          B          $ 8.92         25
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B          $ 9.77        121
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B          $ 9.75        115
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B          $20.74        233
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $20.19        170
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          B          $19.97        181
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $19.87         29

EQ/OPPENHEIMER GLOBAL............  1.30%          A          $15.91      1,622
EQ/OPPENHEIMER GLOBAL............  1.55%          A          $15.66        111
EQ/OPPENHEIMER GLOBAL............  1.65%          A          $15.57        492
EQ/OPPENHEIMER GLOBAL............  1.70%          A          $15.52        405
EQ/OPPENHEIMER GLOBAL............  0.30%          B          $10.80          1
EQ/OPPENHEIMER GLOBAL............  1.10%          B          $ 9.40         70
EQ/OPPENHEIMER GLOBAL............  1.20%          B          $10.59        168
EQ/OPPENHEIMER GLOBAL............  1.25%          B          $10.58        172
EQ/OPPENHEIMER GLOBAL............  1.30%          B          $14.40        255
EQ/OPPENHEIMER GLOBAL............  1.55%          B          $14.06         64
EQ/OPPENHEIMER GLOBAL............  1.65%          B          $13.93        267
EQ/OPPENHEIMER GLOBAL............  1.70%          B          $13.86         61

EQ/PIMCO GLOBAL REAL RETURN......  1.10%          B          $ 9.53         15
EQ/PIMCO GLOBAL REAL RETURN......  1.20%          B          $ 9.95         94
EQ/PIMCO GLOBAL REAL RETURN......  1.25%          B          $ 9.94        108
EQ/PIMCO GLOBAL REAL RETURN......  1.30%          B          $ 9.59        424
EQ/PIMCO GLOBAL REAL RETURN......  1.55%          B          $ 9.25         13
EQ/PIMCO GLOBAL REAL RETURN......  1.65%          B          $ 9.49         62
EQ/PIMCO GLOBAL REAL RETURN......  1.70%          B          $ 9.48        140

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                      Units
                               Contract                            Outstanding
                               Charges*   Share Class** Unit Value (000's)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          A          $ 9.45      1,568
EQ/PIMCO ULTRA SHORT BOND.....  1.55%          A          $ 9.30        156
EQ/PIMCO ULTRA SHORT BOND.....  1.65%          A          $ 9.24        394
EQ/PIMCO ULTRA SHORT BOND.....  1.70%          A          $ 9.21        373
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B          $ 9.89         44
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B          $ 9.70        167
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B          $ 9.69        197
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B          $ 8.99        104
EQ/PIMCO ULTRA SHORT BOND.....  1.55%          B          $10.03         17
EQ/PIMCO ULTRA SHORT BOND.....  1.65%          B          $ 9.92         61
EQ/PIMCO ULTRA SHORT BOND.....  1.70%          B          $ 9.86          7

EQ/QUALITY BOND PLUS..........  1.30%          B          $10.99      1,194
EQ/QUALITY BOND PLUS..........  1.55%          B          $15.97        333
EQ/QUALITY BOND PLUS..........  1.65%          B          $10.58        622
EQ/QUALITY BOND PLUS..........  1.70%          B          $15.44        125

EQ/REAL ESTATE PLUS...........  0.65%          B          $ 9.95          1
EQ/REAL ESTATE PLUS...........  1.10%          B          $ 9.37          5
EQ/REAL ESTATE PLUS...........  1.20%          B          $10.55         43
EQ/REAL ESTATE PLUS...........  1.25%          B          $10.54         97
EQ/REAL ESTATE PLUS...........  1.30%          B          $10.78        439
EQ/REAL ESTATE PLUS...........  1.55%          B          $ 9.71         14
EQ/REAL ESTATE PLUS...........  1.65%          B          $10.67        130
EQ/REAL ESTATE PLUS...........  1.70%          B          $10.66        129

EQ/SMALL COMPANY INDEX........  1.30%          A          $19.20        799
EQ/SMALL COMPANY INDEX........  1.55%          A          $18.90         80
EQ/SMALL COMPANY INDEX........  1.65%          A          $18.78        209
EQ/SMALL COMPANY INDEX........  1.70%          A          $18.72        203
EQ/SMALL COMPANY INDEX........  0.30%          B          $10.32          6
EQ/SMALL COMPANY INDEX........  1.10%          B          $ 9.13         73
EQ/SMALL COMPANY INDEX........  1.20%          B          $10.12        149
EQ/SMALL COMPANY INDEX........  1.25%          B          $10.11        273

EQ/T. ROWE PRICE GROWTH STOCK.  0.65%          A          $19.07         --
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          A          $21.56      2,810
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          A          $21.23        205
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          A          $21.09        858
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          A          $21.03        632
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B          $10.16        145
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B          $12.23        449
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B          $12.22        471
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B          $11.23        659
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          B          $27.38        143
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          B          $26.63        159
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          B          $26.26         38

EQ/UBS GROWTH & INCOME........  1.30%          B          $ 3.34        555
EQ/UBS GROWTH & INCOME........  1.55%          B          $ 8.14        261
EQ/UBS GROWTH & INCOME........  1.65%          B          $ 8.00        237
EQ/UBS GROWTH & INCOME........  1.70%          B          $ 7.93         67

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                        Units
                                                 Contract                            Outstanding
                                                 Charges*   Share Class** Unit Value (000's)***
                                                 -------- --------------- ---------- -----------
EQ/WELLS FARGO OMEGA GROWTH.....................  1.30%          B          $14.49      3,337
EQ/WELLS FARGO OMEGA GROWTH.....................  1.30%          B          $23.62        232
EQ/WELLS FARGO OMEGA GROWTH.....................  1.55%          B          $14.31        382
EQ/WELLS FARGO OMEGA GROWTH.....................  1.55%          B          $16.76        154
EQ/WELLS FARGO OMEGA GROWTH.....................  1.65%          B          $14.24        977
EQ/WELLS FARGO OMEGA GROWTH.....................  1.65%          B          $22.66        229
EQ/WELLS FARGO OMEGA GROWTH.....................  1.70%          B          $14.21        572
EQ/WELLS FARGO OMEGA GROWTH.....................  1.70%          B          $16.33         36

FEDERATED HIGH INCOME BOND FUND II..............  0.30%    SERVICE CLASS    $ 9.98          8
FEDERATED HIGH INCOME BOND FUND II..............  1.10%    SERVICE CLASS    $ 9.31        111
FEDERATED HIGH INCOME BOND FUND II..............  1.20%    SERVICE CLASS    $ 9.79        340
FEDERATED HIGH INCOME BOND FUND II..............  1.25%    SERVICE CLASS    $ 9.78        491

FEDERATED KAUFMANN FUND II......................  0.30%    SERVICE CLASS    $12.22         --
FEDERATED KAUFMANN FUND II......................  1.10%    SERVICE CLASS    $ 9.63         52
FEDERATED KAUFMANN FUND II......................  1.20%    SERVICE CLASS    $11.98        141
FEDERATED KAUFMANN FUND II......................  1.25%    SERVICE CLASS    $11.97        116

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.30%   SERVICE CLASS 2   $15.25         37
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.55%   SERVICE CLASS 2   $15.01          7
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.65%   SERVICE CLASS 2   $14.92         14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.70%   SERVICE CLASS 2   $14.87          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.30%   SERVICE CLASS 2   $11.68         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.65%   SERVICE CLASS 2   $16.71         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.10%   SERVICE CLASS 2   $ 9.59        126
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.20%   SERVICE CLASS 2   $11.45        477
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.25%   SERVICE CLASS 2   $11.44        502
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.30%   SERVICE CLASS 2   $18.59      4,103
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.55%   SERVICE CLASS 2   $18.30        294
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.65%   SERVICE CLASS 2   $18.18      1,222
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.70%   SERVICE CLASS 2   $18.13      1,282

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.11         37
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $11.96         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $11.90         20
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $11.87          3

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.27         76
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $12.12          4
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $12.06         12
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $12.03          3

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.72         63
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $12.56          6
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $12.50          9

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.83         38
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $12.67         22
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $12.61          5
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $12.57         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                           Units
                                                    Contract                            Outstanding
                                                    Charges*   Share Class** Unit Value (000's)***
                                                    -------- --------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.30%   SERVICE CLASS 2   $10.92          7
FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.65%   SERVICE CLASS 2   $14.23          1
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.10%   SERVICE CLASS 2   $ 9.31        112
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.20%   SERVICE CLASS 2   $10.70        278
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.25%   SERVICE CLASS 2   $10.69        292
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $17.50      1,980
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $17.23        139
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $17.13        490
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $17.07        401

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  0.30%   SERVICE CLASS 2   $10.03          3
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.10%   SERVICE CLASS 2   $ 9.47        123
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.20%   SERVICE CLASS 2   $ 9.84        584
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.25%   SERVICE CLASS 2   $ 9.83        813
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $11.92      2,881
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $11.74        220
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $11.67        810
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $11.63        650

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.10%   CLASS I SHARES    $ 9.42          4
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.20%   CLASS I SHARES    $ 9.72         89
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.25%   CLASS I SHARES    $ 9.71         58
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.30%   CLASS I SHARES    $ 9.70         49
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.65%   CLASS I SHARES    $ 9.65          9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.70%   CLASS I SHARES    $ 9.64         26

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.10%   CLASS I SHARES    $ 9.78         45
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.20%   CLASS I SHARES    $10.89        111
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.25%   CLASS I SHARES    $10.88        170
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.30%   CLASS I SHARES    $12.35        817
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $11.08         28
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $12.24         --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.65%   CLASS I SHARES    $12.19        253
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.70%   CLASS I SHARES    $12.17        241

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  0.65%       CLASS 2       $13.23         --
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.10%       CLASS 2       $ 8.92         11
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.20%       CLASS 2       $ 9.63        171
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.25%       CLASS 2       $ 9.62        258
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.30%       CLASS 2       $13.49        684
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.55%       CLASS 2       $13.28          9
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.65%       CLASS 2       $13.20        145
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.70%       CLASS 2       $13.16        127

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                            Units
                                                     Contract                            Outstanding
                                                     Charges*   Share Class** Unit Value (000's)***
                                                     -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND............................  0.65%      CLASS 2        $12.52         10
FRANKLIN INCOME VIP FUND............................  1.10%      CLASS 2        $ 8.97        152
FRANKLIN INCOME VIP FUND............................  1.20%      CLASS 2        $ 9.65        921
FRANKLIN INCOME VIP FUND............................  1.25%      CLASS 2        $ 9.64      1,071
FRANKLIN INCOME VIP FUND............................  1.30%      CLASS 2        $13.01      2,469
FRANKLIN INCOME VIP FUND............................  1.55%      CLASS 2        $12.82         73
FRANKLIN INCOME VIP FUND............................  1.65%      CLASS 2        $12.74        571
FRANKLIN INCOME VIP FUND............................  1.70%      CLASS 2        $12.70        887

FRANKLIN MUTUAL SHARES VIP FUND.....................  1.10%      CLASS 2        $ 9.02         12
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.20%      CLASS 2        $10.26         60
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.25%      CLASS 2        $10.25         34
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.30%      CLASS 2        $14.85        559
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.55%      CLASS 2        $14.63         49
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.65%      CLASS 2        $14.54        143
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.70%      CLASS 2        $14.50         41

FRANKLIN RISING DIVIDENDS VIP FUND..................  0.30%      CLASS 2        $10.75         19
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.10%      CLASS 2        $ 9.42         47
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.20%      CLASS 2        $10.54        235
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.25%      CLASS 2        $10.53        539
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.30%      CLASS 2        $12.21      1,888
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.55%      CLASS 2        $11.45         67
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.65%      CLASS 2        $12.09        502
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.70%      CLASS 2        $12.07        516

FRANKLIN STRATEGIC INCOME VIP FUND..................  0.65%      CLASS 2        $11.24          4
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.30%      CLASS 2        $12.18      2,914
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.55%      CLASS 2        $11.99        193
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.65%      CLASS 2        $11.92        762
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.70%      CLASS 2        $11.88        776

GOLDMAN SACHS VIT MID CAP VALUE FUND................  0.65%   SERVICE SHARES    $15.31         --
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.30%   SERVICE SHARES    $18.12      1,033
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.55%   SERVICE SHARES    $17.84         82
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.65%   SERVICE SHARES    $17.73        334
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.70%   SERVICE SHARES    $17.67        226

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.10%   COMMON SHARES     $ 9.28         24
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.20%   COMMON SHARES     $11.22         47
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.25%   COMMON SHARES     $11.21         51
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.30%   COMMON SHARES     $ 8.57         44
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.55%   COMMON SHARES     $ 8.46         19
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.65%   COMMON SHARES     $ 8.42         20
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.70%   COMMON SHARES     $ 8.40          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.30%   COMMON SHARES     $ 9.81         39
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.55%   COMMON SHARES     $ 9.69         33
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.65%   COMMON SHARES     $ 9.64         20
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.70%   COMMON SHARES     $ 9.62          1

HARTFORD CAPITAL APPRECIATION HLS FUND..............  0.30%         IC          $10.22          7
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.10%         IC          $ 9.42         47
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.20%         IC          $10.07        132
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.25%         IC          $10.07         76
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.30%         IC          $10.06        554
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.65%         IC          $10.00        102
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.70%         IC          $ 9.99         59

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                   Units
                                            Contract                            Outstanding
                                            Charges*   Share Class** Unit Value (000's)***
                                            -------- --------------- ---------- -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  0.30%         IC          $12.04          1
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.10%         IC          $10.11        132
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.20%         IC          $11.87        151
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.25%         IC          $11.86        266
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.30%         IC          $11.85        885
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.65%         IC          $11.78        113
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.70%         IC          $11.77        192

INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.30%      SERIES II      $20.93         22
INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.55%      SERIES II      $20.60         10
INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.65%      SERIES II      $20.47          9
INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.70%      SERIES II      $20.41          1

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.  1.10%      SERIES II      $ 9.11         32
INVESCO V.I. BALANCED-RISK ALLOCATION FUND.  1.20%      SERIES II      $ 9.69        138
INVESCO V.I. BALANCED-RISK ALLOCATION FUND.  1.25%      SERIES II      $ 9.67        322

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.30%      SERIES II      $17.67      1,264
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.55%      SERIES II      $15.46         21
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.55%      SERIES II      $17.39         59
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.65%      SERIES II      $15.40        218
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.65%      SERIES II      $17.28        227
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.70%      SERIES II      $15.37        412
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.70%      SERIES II      $17.23         11

INVESCO V.I. EQUITY AND INCOME FUND........  1.30%      SERIES II      $ 9.57        428
INVESCO V.I. EQUITY AND INCOME FUND........  1.65%      SERIES II      $ 9.54         18
INVESCO V.I. EQUITY AND INCOME FUND........  1.70%      SERIES II      $ 9.53         16

INVESCO V.I. GLOBAL HEALTH CARE FUND.......  0.30%      SERIES II      $12.97          1
INVESCO V.I. GLOBAL HEALTH CARE FUND.......  1.10%      SERIES II      $ 9.39         61
INVESCO V.I. GLOBAL HEALTH CARE FUND.......  1.20%      SERIES II      $12.72         92
INVESCO V.I. GLOBAL HEALTH CARE FUND.......  1.25%      SERIES II      $12.71        136

INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.30%      SERIES II      $10.65          4
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.65%      SERIES II      $12.89          1
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.10%      SERIES II      $ 9.34         70
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.20%      SERIES II      $10.45        255
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.25%      SERIES II      $10.43        300
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.30%      SERIES II      $15.21      2,783
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.55%      SERIES II      $14.97        228
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.65%      SERIES II      $14.88        893
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.70%      SERIES II      $14.83        692

INVESCO V.I. HIGH YIELD FUND...............  0.30%      SERIES II      $ 9.87          2
INVESCO V.I. HIGH YIELD FUND...............  0.65%      SERIES II      $11.92         --
INVESCO V.I. HIGH YIELD FUND...............  1.10%      SERIES II      $ 9.24         48
INVESCO V.I. HIGH YIELD FUND...............  1.20%      SERIES II      $ 9.68        280
INVESCO V.I. HIGH YIELD FUND...............  1.25%      SERIES II      $ 9.67        512
INVESCO V.I. HIGH YIELD FUND...............  1.30%      SERIES II      $11.27      1,292
INVESCO V.I. HIGH YIELD FUND...............  1.55%      SERIES II      $11.13         77
INVESCO V.I. HIGH YIELD FUND...............  1.65%      SERIES II      $11.08        455
INVESCO V.I. HIGH YIELD FUND...............  1.70%      SERIES II      $11.05        302

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                               Units
                                        Contract                            Outstanding
                                        Charges*   Share Class** Unit Value (000's)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.30%      SERIES II      $ 9.87          4
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.65%      SERIES II      $11.94         --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II      $ 8.95         68
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II      $ 9.68        188
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II      $ 9.67        194
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.30%      SERIES II      $13.24      2,021
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.55%      SERIES II      $13.04        150
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.65%      SERIES II      $12.95        382
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.70%      SERIES II      $12.91        326

INVESCO V.I. MID CAP CORE EQUITY FUND..  1.30%      SERIES II      $14.48        559
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.55%      SERIES II      $14.25         24
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.65%      SERIES II      $14.17         66
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.70%      SERIES II      $14.12         46

INVESCO V.I. SMALL CAP EQUITY FUND.....  1.10%      SERIES II      $ 8.92         21
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.20%      SERIES II      $ 9.87         64
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.25%      SERIES II      $ 9.86         81
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.30%      SERIES II      $18.77        387
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.55%      SERIES II      $18.48         50
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.65%      SERIES II      $18.37         67
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.70%      SERIES II      $18.31         42

IVY FUNDS VIP ASSET STRATEGY...........  0.30%    COMMON SHARES    $ 9.09          1
IVY FUNDS VIP ASSET STRATEGY...........  1.10%    COMMON SHARES    $ 8.77         70
IVY FUNDS VIP ASSET STRATEGY...........  1.20%    COMMON SHARES    $ 8.92        375
IVY FUNDS VIP ASSET STRATEGY...........  1.25%    COMMON SHARES    $ 8.91        499
IVY FUNDS VIP ASSET STRATEGY...........  1.30%    COMMON SHARES    $11.08      1,837
IVY FUNDS VIP ASSET STRATEGY...........  1.55%    COMMON SHARES    $10.94         47
IVY FUNDS VIP ASSET STRATEGY...........  1.65%    COMMON SHARES    $10.89        617
IVY FUNDS VIP ASSET STRATEGY...........  1.70%    COMMON SHARES    $10.86        778

IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  0.65%    COMMON SHARES    $15.31         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.30%    COMMON SHARES    $16.43        560
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.55%    COMMON SHARES    $16.18        125
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.65%    COMMON SHARES    $16.08        200
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.70%    COMMON SHARES    $16.03        106

IVY FUNDS VIP ENERGY...................  0.65%    COMMON SHARES    $ 8.82         --
IVY FUNDS VIP ENERGY...................  1.10%    COMMON SHARES    $ 6.99         75
IVY FUNDS VIP ENERGY...................  1.20%    COMMON SHARES    $ 6.59        251
IVY FUNDS VIP ENERGY...................  1.25%    COMMON SHARES    $ 6.58        454
IVY FUNDS VIP ENERGY...................  1.30%    COMMON SHARES    $ 9.54      1,617
IVY FUNDS VIP ENERGY...................  1.55%    COMMON SHARES    $ 9.40        202
IVY FUNDS VIP ENERGY...................  1.65%    COMMON SHARES    $ 9.34        351
IVY FUNDS VIP ENERGY...................  1.70%    COMMON SHARES    $ 9.31        286

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  0.65%    COMMON SHARES    $ 6.28          1
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.30%    COMMON SHARES    $ 6.52        902
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.55%    COMMON SHARES    $ 6.42         91
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.65%    COMMON SHARES    $ 6.38        267
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.70%    COMMON SHARES    $ 6.36        148

IVY FUNDS VIP HIGH INCOME..............  0.65%    COMMON SHARES    $12.83          2
IVY FUNDS VIP HIGH INCOME..............  1.30%    COMMON SHARES    $14.38      4,507
IVY FUNDS VIP HIGH INCOME..............  1.55%    COMMON SHARES    $14.15        340
IVY FUNDS VIP HIGH INCOME..............  1.65%    COMMON SHARES    $14.07      1,350
IVY FUNDS VIP HIGH INCOME..............  1.70%    COMMON SHARES    $14.02      1,408

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                Units
                                                         Contract                            Outstanding
                                                         Charges*   Share Class** Unit Value (000's)***
                                                         -------- --------------- ---------- -----------
IVY FUNDS VIP MICRO CAP GROWTH..........................  0.30%   COMMON SHARES     $ 9.61          3
IVY FUNDS VIP MICRO CAP GROWTH..........................  1.10%   COMMON SHARES     $ 8.90         20
IVY FUNDS VIP MICRO CAP GROWTH..........................  1.20%   COMMON SHARES     $ 9.42         99
IVY FUNDS VIP MICRO CAP GROWTH..........................  1.25%   COMMON SHARES     $ 9.41         85

IVY FUNDS VIP MID CAP GROWTH............................  1.30%   COMMON SHARES     $18.91      1,540
IVY FUNDS VIP MID CAP GROWTH............................  1.55%   COMMON SHARES     $18.62        128
IVY FUNDS VIP MID CAP GROWTH............................  1.65%   COMMON SHARES     $18.50        310
IVY FUNDS VIP MID CAP GROWTH............................  1.70%   COMMON SHARES     $18.45        317

IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  0.30%   COMMON SHARES     $10.89          2
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  0.65%   COMMON SHARES     $18.78          3
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.10%   COMMON SHARES     $ 9.04        119
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.20%   COMMON SHARES     $10.67        402
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.25%   COMMON SHARES     $10.66        291
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.30%   COMMON SHARES     $20.84      1,755
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.55%   COMMON SHARES     $20.52        198
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.65%   COMMON SHARES     $20.39        453
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.70%   COMMON SHARES     $20.33        295

IVY FUNDS VIP SMALL CAP GROWTH..........................  1.30%   COMMON SHARES     $17.56        839
IVY FUNDS VIP SMALL CAP GROWTH..........................  1.55%   COMMON SHARES     $17.29         78
IVY FUNDS VIP SMALL CAP GROWTH..........................  1.65%   COMMON SHARES     $17.18        247
IVY FUNDS VIP SMALL CAP GROWTH..........................  1.70%   COMMON SHARES     $17.13        186

JANUS ASPEN SERIES BALANCED PORTFOLIO...................  0.30%   SERVICE SHARES    $11.12          1
JANUS ASPEN SERIES BALANCED PORTFOLIO...................  1.10%   SERVICE SHARES    $ 9.72        248
JANUS ASPEN SERIES BALANCED PORTFOLIO...................  1.20%   SERVICE SHARES    $10.90        589
JANUS ASPEN SERIES BALANCED PORTFOLIO...................  1.25%   SERVICE SHARES    $10.89      1,059

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  0.30%   SERVICE SHARES    $10.36          5
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  1.10%   SERVICE SHARES    $ 9.78        168
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  1.20%   SERVICE SHARES    $10.16        432
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  1.25%   SERVICE SHARES    $10.15        445

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.  1.10%   SERVICE SHARES    $10.15         45
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.  1.20%   SERVICE SHARES    $12.14        129
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.  1.25%   SERVICE SHARES    $12.12        102

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO....  1.10%      CLASS 2        $ 9.66         22
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO....  1.25%      CLASS 2        $ 9.65        737

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO.......  1.25%      CLASS 2        $ 9.81        503

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  0.65%   SERVICE SHARES    $ 7.24          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.10%   SERVICE SHARES    $ 7.51         77
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.20%   SERVICE SHARES    $ 7.12        310
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.25%   SERVICE SHARES    $ 7.11        210
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.30%   SERVICE SHARES    $ 8.73      4,303
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.55%   SERVICE SHARES    $ 8.59        574
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.65%   SERVICE SHARES    $ 8.54      1,246
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.70%   SERVICE SHARES    $ 8.51        845

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT.........  1.30%      CLASS II       $ 9.21         33
LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT.........  1.65%      CLASS II       $ 9.18          1
LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT.........  1.70%      CLASS II       $ 9.18          3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                  Units
                                                           Contract                            Outstanding
                                                           Charges*   Share Class** Unit Value (000's)***
                                                           -------- --------------- ---------- -----------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  0.30%      VC SHARES      $10.32          8
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.10%      VC SHARES      $ 9.40        269
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.20%      VC SHARES      $10.12        598
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.25%      VC SHARES      $10.11        761
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.30%      VC SHARES      $11.94      2,524
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.55%      VC SHARES      $11.79        149
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.65%      VC SHARES      $11.73        784
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.70%      VC SHARES      $11.70      1,087

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.30%      VC SHARES      $13.35        236
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.55%      VC SHARES      $13.19         21
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.65%      VC SHARES      $13.12         58
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.70%      VC SHARES      $13.09         17

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.30%      VC SHARES      $13.45        222
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.55%      VC SHARES      $13.28         29
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.65%      VC SHARES      $13.22         70
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.70%      VC SHARES      $13.18         38

MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  0.30%    SERVICE CLASS    $10.90          4
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.10%    SERVICE CLASS    $ 9.60        244
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.20%    SERVICE CLASS    $10.69        589
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.25%    SERVICE CLASS    $10.68        795
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.30%    SERVICE CLASS    $15.85      5,208
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.55%    SERVICE CLASS    $15.61        432
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.65%    SERVICE CLASS    $15.51      1,261
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.70%    SERVICE CLASS    $15.46      1,260

MFS(R) INVESTORS TRUST SERIES.............................  0.65%    SERVICE CLASS    $16.79         --
MFS(R) INVESTORS TRUST SERIES.............................  1.10%    SERVICE CLASS    $ 9.70         31
MFS(R) INVESTORS TRUST SERIES.............................  1.20%    SERVICE CLASS    $11.32         36
MFS(R) INVESTORS TRUST SERIES.............................  1.25%    SERVICE CLASS    $11.30         55
MFS(R) INVESTORS TRUST SERIES.............................  1.30%    SERVICE CLASS    $17.87        302
MFS(R) INVESTORS TRUST SERIES.............................  1.55%    SERVICE CLASS    $17.59         47
MFS(R) INVESTORS TRUST SERIES.............................  1.65%    SERVICE CLASS    $17.48         73
MFS(R) INVESTORS TRUST SERIES.............................  1.70%    SERVICE CLASS    $17.43         56

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.30%    SERVICE CLASS    $18.24        345
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.55%    SERVICE CLASS    $17.96         63
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.65%    SERVICE CLASS    $17.85         78
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.70%    SERVICE CLASS    $17.80         44

MFS(R) RESEARCH SERIES....................................  1.10%    SERVICE CLASS    $ 9.67          8
MFS(R) RESEARCH SERIES....................................  1.20%    SERVICE CLASS    $11.32         31
MFS(R) RESEARCH SERIES....................................  1.25%    SERVICE CLASS    $11.31         65

MFS(R) TECHNOLOGY PORTFOLIO...............................  1.30%    SERVICE CLASS    $21.65        589
MFS(R) TECHNOLOGY PORTFOLIO...............................  1.55%    SERVICE CLASS    $21.31         87
MFS(R) TECHNOLOGY PORTFOLIO...............................  1.65%    SERVICE CLASS    $21.18        108
MFS(R) TECHNOLOGY PORTFOLIO...............................  1.70%    SERVICE CLASS    $21.12        126

MFS(R) UTILITIES SERIES...................................  1.10%    SERVICE CLASS    $ 8.16         71
MFS(R) UTILITIES SERIES...................................  1.20%    SERVICE CLASS    $ 9.29        279
MFS(R) UTILITIES SERIES...................................  1.25%    SERVICE CLASS    $ 9.28        459
MFS(R) UTILITIES SERIES...................................  1.30%    SERVICE CLASS    $15.36      1,516
MFS(R) UTILITIES SERIES...................................  1.55%    SERVICE CLASS    $15.12         99
MFS(R) UTILITIES SERIES...................................  1.65%    SERVICE CLASS    $15.03        286
MFS(R) UTILITIES SERIES...................................  1.70%    SERVICE CLASS    $14.98        355

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                        Units
                                                 Contract                            Outstanding
                                                 Charges*   Share Class** Unit Value (000's)***
                                                 -------- --------------- ---------- -----------
MFS(R) VALUE SERIES.............................  0.30%   SERVICE CLASS     $11.41          3
MFS(R) VALUE SERIES.............................  1.10%   SERVICE CLASS     $ 9.65         95
MFS(R) VALUE SERIES.............................  1.20%   SERVICE CLASS     $11.19        138
MFS(R) VALUE SERIES.............................  1.25%   SERVICE CLASS     $11.18        286

MULTIMANAGER AGGRESSIVE EQUITY..................  1.30%         B           $18.66        360
MULTIMANAGER AGGRESSIVE EQUITY..................  1.55%         B           $80.45         25
MULTIMANAGER AGGRESSIVE EQUITY..................  1.65%         B           $18.03        190
MULTIMANAGER AGGRESSIVE EQUITY..................  1.70%         B           $76.86         15

MULTIMANAGER CORE BOND..........................  1.30%         B           $13.55      3,235
MULTIMANAGER CORE BOND..........................  1.55%         B           $14.03      1,421
MULTIMANAGER CORE BOND..........................  1.65%         B           $12.95      2,574
MULTIMANAGER CORE BOND..........................  1.70%         B           $13.73        663

MULTIMANAGER MID CAP GROWTH.....................  1.30%         B           $20.89        428
MULTIMANAGER MID CAP GROWTH.....................  1.55%         B           $16.43         83
MULTIMANAGER MID CAP GROWTH.....................  1.65%         B           $20.01        201
MULTIMANAGER MID CAP GROWTH.....................  1.70%         B           $16.09        135

MULTIMANAGER MID CAP VALUE......................  1.30%         B           $20.68        230
MULTIMANAGER MID CAP VALUE......................  1.55%         B           $18.58         42
MULTIMANAGER MID CAP VALUE......................  1.65%         B           $19.81        133
MULTIMANAGER MID CAP VALUE......................  1.70%         B           $18.18         68

MULTIMANAGER TECHNOLOGY.........................  1.10%         B           $10.02         33
MULTIMANAGER TECHNOLOGY.........................  1.20%         B           $12.57         39
MULTIMANAGER TECHNOLOGY.........................  1.25%         B           $12.55        112
MULTIMANAGER TECHNOLOGY.........................  1.30%         B           $10.28        135
MULTIMANAGER TECHNOLOGY.........................  1.30%         B           $22.77        225
MULTIMANAGER TECHNOLOGY.........................  1.55%         B           $18.79        110
MULTIMANAGER TECHNOLOGY.........................  1.65%         B           $10.25         61
MULTIMANAGER TECHNOLOGY.........................  1.65%         B           $21.81         91
MULTIMANAGER TECHNOLOGY.........................  1.70%         B           $10.24         54
MULTIMANAGER TECHNOLOGY.........................  1.70%         B           $18.39         56

NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.10%   CLASS S SHARES    $ 9.18          9
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.20%   CLASS S SHARES    $ 9.23         33
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.25%   CLASS S SHARES    $ 9.23         53
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.30%   CLASS S SHARES    $ 9.22         33
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.65%   CLASS S SHARES    $ 9.17          9
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.70%   CLASS S SHARES    $ 9.16         30

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.10%   CLASS S SHARES    $ 9.27         14
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.20%   CLASS S SHARES    $ 9.38         29
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.25%   CLASS S SHARES    $ 9.37         19
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.30%   CLASS S SHARES    $ 9.36        121
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.65%   CLASS S SHARES    $ 9.31         20
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.70%   CLASS S SHARES    $ 9.30         56

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                              Units
                                                       Contract                            Outstanding
                                                       Charges*   Share Class** Unit Value (000's)***
                                                       -------- --------------- ---------- -----------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  0.65%    ADVISOR CLASS    $ 5.03          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.10%    ADVISOR CLASS    $ 7.38         12
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.20%    ADVISOR CLASS    $ 5.74        111
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.25%    ADVISOR CLASS    $ 5.74        106
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.30%    ADVISOR CLASS    $ 6.08      1,435
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.55%    ADVISOR CLASS    $ 5.99        127
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.65%    ADVISOR CLASS    $ 5.95        459
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.70%    ADVISOR CLASS    $ 5.93        342

PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.10%    ADVISOR CLASS    $ 9.24         12
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.20%    ADVISOR CLASS    $ 9.46         65
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.25%    ADVISOR CLASS    $ 9.45         56
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.30%    ADVISOR CLASS    $11.99        781
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.55%    ADVISOR CLASS    $11.80        143
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.65%    ADVISOR CLASS    $11.73        283
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.70%    ADVISOR CLASS    $11.69        171

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  0.30%    ADVISOR CLASS    $ 9.37          3
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  1.10%    ADVISOR CLASS    $ 9.59          9
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  1.20%    ADVISOR CLASS    $ 9.19         42
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  1.25%    ADVISOR CLASS    $ 9.18         48

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.  1.20%    ADVISOR CLASS    $10.04         42
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.  1.25%    ADVISOR CLASS    $10.03         37

PIMCO REAL RETURN PORTFOLIO...........................  1.30%    ADVISOR CLASS    $10.97      3,271
PIMCO REAL RETURN PORTFOLIO...........................  1.55%    ADVISOR CLASS    $10.80        363
PIMCO REAL RETURN PORTFOLIO...........................  1.65%    ADVISOR CLASS    $10.73      1,230
PIMCO REAL RETURN PORTFOLIO...........................  1.70%    ADVISOR CLASS    $10.70        725

PIMCO TOTAL RETURN PORTFOLIO..........................  0.30%    ADVISOR CLASS    $10.28          8
PIMCO TOTAL RETURN PORTFOLIO..........................  0.65%    ADVISOR CLASS    $10.93          2
PIMCO TOTAL RETURN PORTFOLIO..........................  1.10%    ADVISOR CLASS    $ 9.81         87
PIMCO TOTAL RETURN PORTFOLIO..........................  1.20%    ADVISOR CLASS    $10.08        404
PIMCO TOTAL RETURN PORTFOLIO..........................  1.25%    ADVISOR CLASS    $10.07        473
PIMCO TOTAL RETURN PORTFOLIO..........................  1.30%    ADVISOR CLASS    $11.57      6,778
PIMCO TOTAL RETURN PORTFOLIO..........................  1.55%    ADVISOR CLASS    $11.39        652
PIMCO TOTAL RETURN PORTFOLIO..........................  1.65%    ADVISOR CLASS    $11.32      2,179
PIMCO TOTAL RETURN PORTFOLIO..........................  1.70%    ADVISOR CLASS    $11.29      1,672

PROFUND VP BEAR.......................................  1.30%    COMMON SHARES    $ 3.34         38
PROFUND VP BEAR.......................................  1.55%    COMMON SHARES    $ 3.29         25
PROFUND VP BEAR.......................................  1.65%    COMMON SHARES    $ 3.27          9
PROFUND VP BEAR.......................................  1.70%    COMMON SHARES    $ 3.26          2

PROFUND VP BIOTECHNOLOGY..............................  0.65%    COMMON SHARES    $32.56          2
PROFUND VP BIOTECHNOLOGY..............................  1.30%    COMMON SHARES    $33.17      1,074
PROFUND VP BIOTECHNOLOGY..............................  1.55%    COMMON SHARES    $32.66        112
PROFUND VP BIOTECHNOLOGY..............................  1.65%    COMMON SHARES    $32.46        271
PROFUND VP BIOTECHNOLOGY..............................  1.70%    COMMON SHARES    $32.36        255

PUTNAM VT ABSOLUTE RETURN 500 FUND....................  1.10%          B          $ 9.77         17
PUTNAM VT ABSOLUTE RETURN 500 FUND....................  1.20%          B          $10.16         57
PUTNAM VT ABSOLUTE RETURN 500 FUND....................  1.25%          B          $10.15         87

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                           Units
                                                    Contract                            Outstanding
                                                    Charges*   Share Class** Unit Value (000's)***
                                                    -------- --------------- ---------- -----------
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.10%          B          $ 9.65         69
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.20%          B          $ 9.28         65
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.25%          B          $ 9.27        113
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.30%          B          $ 9.26        208
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.65%          B          $ 9.21         33
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.70%          B          $ 9.20         29

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.............  1.10%          B          $ 9.78         94
PUTNAM VT GLOBAL ASSET ALLOCATION FUND.............  1.25%          B          $ 9.78         28

PUTNAM VT RESEARCH FUND............................  1.10%          B          $ 9.67         --
PUTNAM VT RESEARCH FUND............................  1.25%          B          $ 9.67          1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.10%      CLASS II       $ 9.15          1
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.20%      CLASS II       $ 9.39         51
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.25%      CLASS II       $ 9.38         32
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.30%      CLASS II       $ 9.38        189
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.65%      CLASS II       $ 9.32         34
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.70%      CLASS II       $ 9.32         81

SEI VP BALANCED STRATEGY FUND......................  1.10%      CLASS III      $ 9.21         21
SEI VP BALANCED STRATEGY FUND......................  1.20%      CLASS III      $ 9.82        212
SEI VP BALANCED STRATEGY FUND......................  1.25%      CLASS III      $ 9.81        285

SEI VP CONSERVATIVE STRATEGY FUND..................  1.10%      CLASS III      $ 9.70          6
SEI VP CONSERVATIVE STRATEGY FUND..................  1.20%      CLASS III      $10.00        131
SEI VP CONSERVATIVE STRATEGY FUND..................  1.25%      CLASS III      $ 9.99        744

SEI VP MARKET GROWTH STRATEGY FUND.................  1.10%      CLASS III      $ 9.14         38
SEI VP MARKET GROWTH STRATEGY FUND.................  1.20%      CLASS III      $ 9.83        415
SEI VP MARKET GROWTH STRATEGY FUND.................  1.25%      CLASS III      $ 9.82        230

SEI VP MARKET PLUS STRATEGY FUND...................  1.10%      CLASS III      $ 9.04          4
SEI VP MARKET PLUS STRATEGY FUND...................  1.20%      CLASS III      $ 9.96         64
SEI VP MARKET PLUS STRATEGY FUND...................  1.25%      CLASS III      $ 9.95         83

SEI VP MODERATE STRATEGY FUND......................  1.10%      CLASS III      $ 9.52        142
SEI VP MODERATE STRATEGY FUND......................  1.20%      CLASS III      $10.13        154
SEI VP MODERATE STRATEGY FUND......................  1.25%      CLASS III      $10.11        531

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...........  1.10%      CLASS II       $ 9.12         19
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...........  1.20%      CLASS II       $ 9.99         86
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...........  1.25%      CLASS II       $ 9.98        138

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  0.30%      CLASS II       $15.45         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  0.65%      CLASS II       $32.70          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.10%      CLASS II       $ 9.88        261
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.20%      CLASS II       $15.15        514
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.25%      CLASS II       $15.13        459
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.30%      CLASS II       $36.07      2,006
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.55%      CLASS II       $35.51        173
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.65%      CLASS II       $35.29        480
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.70%      CLASS II       $35.18        418

TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.30%       CLASS 2       $ 7.78        623
TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.55%       CLASS 2       $ 7.66         68
TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.65%       CLASS 2       $ 7.61        173
TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.70%       CLASS 2       $ 7.59        111

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2015

                                                                                             Units
                                                      Contract                            Outstanding
                                                      Charges*   Share Class** Unit Value (000's)***
                                                      -------- --------------- ---------- -----------
TEMPLETON FOREIGN VIP FUND...........................  1.30%      CLASS 2        $10.91        503
TEMPLETON FOREIGN VIP FUND...........................  1.55%      CLASS 2        $10.74         52
TEMPLETON FOREIGN VIP FUND...........................  1.65%      CLASS 2        $10.67        135
TEMPLETON FOREIGN VIP FUND...........................  1.70%      CLASS 2        $10.64        191

TEMPLETON GLOBAL BOND VIP FUND.......................  0.30%      CLASS 2        $ 9.72          2
TEMPLETON GLOBAL BOND VIP FUND.......................  0.65%      CLASS 2        $10.83          2
TEMPLETON GLOBAL BOND VIP FUND.......................  1.10%      CLASS 2        $ 9.33        196
TEMPLETON GLOBAL BOND VIP FUND.......................  1.20%      CLASS 2        $ 9.53        624
TEMPLETON GLOBAL BOND VIP FUND.......................  1.25%      CLASS 2        $ 9.52        778
TEMPLETON GLOBAL BOND VIP FUND.......................  1.30%      CLASS 2        $12.01      6,273
TEMPLETON GLOBAL BOND VIP FUND.......................  1.55%      CLASS 2        $11.83        554
TEMPLETON GLOBAL BOND VIP FUND.......................  1.65%      CLASS 2        $11.76      1,871
TEMPLETON GLOBAL BOND VIP FUND.......................  1.70%      CLASS 2        $11.72      1,805

TEMPLETON GROWTH VIP FUND............................  1.30%      CLASS 2        $12.92        113
TEMPLETON GROWTH VIP FUND............................  1.55%      CLASS 2        $12.72         15
TEMPLETON GROWTH VIP FUND............................  1.65%      CLASS 2        $12.65         19
TEMPLETON GROWTH VIP FUND............................  1.70%      CLASS 2        $12.61          2

VAN ECK VIP GLOBAL HARD ASSETS FUND..................  0.30%   CLASS S SHARES    $ 5.20          4
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  0.65%   CLASS S SHARES    $ 5.43          1
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.10%   CLASS S SHARES    $ 5.97         16
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.20%   CLASS S SHARES    $ 5.10        114
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.25%   CLASS S SHARES    $ 5.09         76
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.30%   CLASS S SHARES    $ 6.21      1,979
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.55%   CLASS S SHARES    $ 6.12        226
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.65%   CLASS S SHARES    $ 6.08        487
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.70%   CLASS S SHARES    $ 6.06        285

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  1.10%   INITIAL CLASS     $ 8.62          8
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  1.20%   INITIAL CLASS     $ 8.45         37
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  1.25%   INITIAL CLASS     $ 8.44         24

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       7TWELVE/TM/  AB VPS BALANCED  AB VPS GLOBAL  AB VPS GROWTH
                                                                         BALANCED   WEALTH STRATEGY THEMATIC GROWTH  AND INCOME
                                                                        PORTFOLIO     PORTFOLIO**     PORTFOLIO**    PORTFOLIO**
                                                                       -----------  --------------- --------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   400,125     $ 107,388        $    --        $5,255
  Expenses:
   Asset-based charges................................................   1,178,759        75,692          1,113         4,676
                                                                       -----------     ---------        -------        ------

Net Investment Income (Loss)..........................................    (778,634)       31,696         (1,113)          579
                                                                       -----------     ---------        -------        ------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     139,561         7,680          1,073           187
   Net realized gain distribution from the Portfolios.................          --       490,410             --            --
                                                                       -----------     ---------        -------        ------
  Net realized gain (loss) on investments.............................     139,561       498,090          1,073           187
                                                                       -----------     ---------        -------        ------

  Net change in unrealized appreciation (depreciation) of investments.  (6,892,222)     (541,662)        (2,302)        1,750
                                                                       -----------     ---------        -------        ------

Net Realized and Unrealized Gain (Loss) on Investments................  (6,752,661)      (43,572)        (1,229)        1,937
                                                                       -----------     ---------        -------        ------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(7,531,295)    $ (11,876)       $(2,342)       $2,516
                                                                       ===========     =========        =======        ======

                                                                          AB VPS       AB VPS
                                                                       INTERNATIONAL REAL ESTATE
                                                                          GROWTH     INVESTMENT
                                                                        PORTFOLIO**  PORTFOLIO**
                                                                       ------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $   5,620    $ 14,965
  Expenses:
   Asset-based charges................................................     130,181      11,288
                                                                         ---------    --------

Net Investment Income (Loss)..........................................    (124,561)      3,677
                                                                         ---------    --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     110,231     (15,852)
   Net realized gain distribution from the Portfolios.................          --      95,260
                                                                         ---------    --------
  Net realized gain (loss) on investments.............................     110,231      79,408
                                                                         ---------    --------

  Net change in unrealized appreciation (depreciation) of investments.    (342,629)    (75,002)
                                                                         ---------    --------

Net Realized and Unrealized Gain (Loss) on Investments................    (232,398)      4,406
                                                                         ---------    --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(356,959)   $  8,083
                                                                         =========    ========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            AB VPS        ALL ASSET   ALL ASSET   ALL ASSET
                                                                         SMALL/MID CAP   AGGRESSIVE- AGGRESSIVE- AGGRESSIVE-
                                                                       VALUE PORTFOLIO**   ALT 25*     ALT 50*     ALT 75*
                                                                       ----------------- ----------- ----------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $   2,208      $  70,570   $  41,655   $  53,392
  Expenses:
   Asset-based charges................................................         4,902        114,368       4,200       6,519
                                                                           ---------      ---------   ---------   ---------

Net Investment Income (Loss)..........................................        (2,694)       (43,798)     37,455      46,873
                                                                           ---------      ---------   ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       (17,654)        25,134        (991)     (2,638)
   Net realized gain distribution from the Portfolios.................        67,941        139,604     163,928     125,824
                                                                           ---------      ---------   ---------   ---------
  Net realized gain (loss) on investments.............................        50,287        164,738     162,937     123,186
                                                                           ---------      ---------   ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.      (105,936)      (655,260)   (503,535)   (591,207)
                                                                           ---------      ---------   ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................       (55,649)      (490,522)   (340,598)   (468,021)
                                                                           ---------      ---------   ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $ (58,343)     $(534,320)  $(303,143)  $(421,148)
                                                                           =========      =========   =========   =========

                                                                        ALL ASSET     ALL ASSET
                                                                         GROWTH-       MODERATE
                                                                         ALT 20*    GROWTH-ALT 15*
                                                                       -----------  --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   125,303    $ 104,797
  Expenses:
   Asset-based charges................................................     200,032      154,852
                                                                       -----------    ---------

Net Investment Income (Loss)..........................................     (74,729)     (50,055)
                                                                       -----------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (76,654)      31,221
   Net realized gain distribution from the Portfolios.................     428,083      128,684
                                                                       -----------    ---------
  Net realized gain (loss) on investments.............................     351,429      159,905
                                                                       -----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.  (1,146,107)    (749,371)
                                                                       -----------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (794,678)    (589,466)
                                                                       -----------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (869,407)   $(639,521)
                                                                       ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                          AMERICAN    AMERICAN    AMERICAN
                                                                       ALPS | RED ROCKS   CENTURY     CENTURY     CENTURY
                                                                        LISTED PRIVATE  VP INFLATION  VP LARGE   VP MID CAP
                                                                            EQUITY       PROTECTION   COMPANY      VALUE
                                                                         PORTFOLIO(4)       FUND       VALUE        FUND
                                                                       ---------------- ------------ ---------  -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $ 1,059       $  55,965   $  35,042  $   906,538
  Expenses:
   Asset-based charges................................................         924          36,027      37,524      847,350
                                                                           -------       ---------   ---------  -----------

Net Investment Income (Loss)..........................................         135          19,938      (2,482)      59,188
                                                                           -------       ---------   ---------  -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        (216)        (46,823)     74,328    1,026,959
   Net realized gain distribution from the Portfolios.................         171              --       4,138    2,415,759
                                                                           -------       ---------   ---------  -----------
  Net realized gain (loss) on investments.............................         (45)        (46,823)     78,466    3,442,718
                                                                           -------       ---------   ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.      (9,427)        (94,712)   (221,934)  (5,520,076)
                                                                           -------       ---------   ---------  -----------

Net Realized and Unrealized Gain (Loss) on Investments................      (9,472)       (141,535)   (143,468)  (2,077,358)
                                                                           -------       ---------   ---------  -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(9,337)      $(121,597)  $(145,950) $(2,018,170)
                                                                           =======       =========   =========  ===========

                                                                          AMERICAN
                                                                            FUNDS         AMERICAN
                                                                          INSURANCE        FUNDS
                                                                       SERIES(R) ASSET   INSURANCE
                                                                         ALLOCATION    SERIES(R) BOND
                                                                          FUND/SM/        FUND/SM/
                                                                       --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 241,780      $ 396,578
  Expenses:
   Asset-based charges................................................      127,458        281,536
                                                                          ---------      ---------

Net Investment Income (Loss)..........................................      114,322        115,042
                                                                          ---------      ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (111,599)       (10,608)
   Net realized gain distribution from the Portfolios.................      704,308        361,675
                                                                          ---------      ---------
  Net realized gain (loss) on investments.............................      592,709        351,067
                                                                          ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.     (683,807)      (863,347)
                                                                          ---------      ---------

Net Realized and Unrealized Gain (Loss) on Investments................      (91,098)      (512,280)
                                                                          ---------      ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $  23,224      $(397,238)
                                                                          =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
(4)Units were made available on July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            AMERICAN
                                                                                             FUNDS
                                                                           AMERICAN        INSURANCE         AMERICAN
                                                                            FUNDS       SERIES(R) GLOBAL       FUNDS
                                                                          INSURANCE          SMALL           INSURANCE
                                                                       SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                                                       GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                                                       ---------------- ---------------- -----------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $ 25,944       $        --        $  58,333
  Expenses:
   Asset-based charges................................................       23,918           139,541           37,733
                                                                           --------       -----------        ---------

Net Investment Income (Loss)..........................................        2,026          (139,541)          20,600
                                                                           --------       -----------        ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (26,396)          142,758          (57,872)
   Net realized gain distribution from the Portfolios.................      180,812           765,959          436,014
                                                                           --------       -----------        ---------
  Net realized gain (loss) on investments.............................      154,416           908,717          378,142
                                                                           --------       -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.      (86,320)       (1,267,555)        (425,922)
                                                                           --------       -----------        ---------

Net Realized and Unrealized Gain (Loss) on Investments................       68,096          (358,838)         (47,780)
                                                                           --------       -----------        ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $ 70,122       $  (498,379)       $ (27,180)
                                                                           ========       ===========        =========

                                                                                                   AMERICAN
                                                                              AMERICAN               FUNDS
                                                                                FUNDS              INSURANCE       AMERICAN
                                                                              INSURANCE        SERIES(R) MANAGED     FUNDS
                                                                       SERIES(R) INTERNATIONAL    RISK ASSET       INSURANCE
                                                                             GROWTH AND           ALLOCATION     SERIES(R) NEW
                                                                           INCOME FUND/SM/         FUND/SM/      WORLD FUND(R)
                                                                       ----------------------- ----------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................        $  58,327            $  85,871      $   145,645
  Expenses:
   Asset-based charges................................................           28,536               79,519          353,845
                                                                              ---------            ---------      -----------

Net Investment Income (Loss)..........................................           29,791                6,352         (208,200)
                                                                              ---------            ---------      -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................          (79,580)              63,631         (934,469)
   Net realized gain distribution from the Portfolios.................           45,763              120,814        1,382,365
                                                                              ---------            ---------      -----------
  Net realized gain (loss) on investments.............................          (33,817)             184,445          447,896
                                                                              ---------            ---------      -----------

  Net change in unrealized appreciation (depreciation) of investments.         (233,313)            (334,700)      (1,731,045)
                                                                              ---------            ---------      -----------

Net Realized and Unrealized Gain (Loss) on Investments................         (267,130)            (150,255)      (1,283,149)
                                                                              ---------            ---------      -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......        $(237,339)           $(143,903)     $(1,491,349)
                                                                              =========            =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA 400       AXA 500     AXA 2000        AXA
                                                                         MANAGED       MANAGED      MANAGED    AGGRESSIVE
                                                                       VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                                                                       -----------  ------------  -----------  -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   412,280  $  1,611,997  $   312,541  $   184,215
  Expenses:
   Asset-based charges................................................   1,099,554     2,599,212    1,149,425      276,772
                                                                       -----------  ------------  -----------  -----------

Net Investment Income (Loss)..........................................    (687,274)     (987,215)    (836,884)     (92,557)
                                                                       -----------  ------------  -----------  -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................   2,696,903     9,734,869    2,200,246      291,668
   Net realized gain distribution from the Portfolios.................   3,945,724     3,049,815    3,144,488    1,181,807
                                                                       -----------  ------------  -----------  -----------
  Net realized gain (loss) on investments.............................   6,642,627    12,784,684    5,344,734    1,473,475
                                                                       -----------  ------------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,254,336)  (13,364,371)  (9,440,090)  (1,925,924)
                                                                       -----------  ------------  -----------  -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (2,611,709)     (579,687)  (4,095,356)    (452,449)
                                                                       -----------  ------------  -----------  -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(3,298,983) $ (1,566,902) $(4,932,240) $  (545,006)
                                                                       ===========  ============  ===========  ===========

                                                                           AXA            AXA
                                                                        AGGRESSIVE     BALANCED
                                                                        STRATEGY*      STRATEGY*
                                                                       ------------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 28,003,259  $ 25,103,054
  Expenses:
   Asset-based charges................................................   28,080,343    34,328,988
                                                                       ------------  ------------

Net Investment Income (Loss)..........................................      (77,084)   (9,225,934)
                                                                       ------------  ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    9,682,405    19,883,149
   Net realized gain distribution from the Portfolios.................   22,578,005    20,032,646
                                                                       ------------  ------------
  Net realized gain (loss) on investments.............................   32,260,410    39,915,795
                                                                       ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (93,780,235)  (84,028,324)
                                                                       ------------  ------------

Net Realized and Unrealized Gain (Loss) on Investments................  (61,519,825)  (44,112,529)
                                                                       ------------  ------------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(61,596,909) $(53,338,463)
                                                                       ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           AXA                          AXA
                                                                       CONSERVATIVE      AXA       GLOBAL EQUITY      AXA
                                                                          GROWTH     CONSERVATIVE     MANAGED       GROWTH
                                                                        STRATEGY*     STRATEGY*     VOLATILITY*    STRATEGY*
                                                                       ------------  ------------  ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 11,125,734  $  5,696,870    $ 140,874   $  35,963,276
  Expenses:
   Asset-based charges................................................   15,896,167     9,263,536      220,961      40,574,454
                                                                       ------------  ------------    ---------   -------------

Net Investment Income (Loss)..........................................   (4,770,433)   (3,566,666)     (80,087)     (4,611,178)
                                                                       ------------  ------------    ---------   -------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    9,297,596     5,382,533      395,056      18,194,328
   Net realized gain distribution from the Portfolios.................    7,565,395       940,194           --      31,417,269
                                                                       ------------  ------------    ---------   -------------
  Net realized gain (loss) on investments.............................   16,862,991     6,322,727      395,056      49,611,597
                                                                       ------------  ------------    ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.  (34,172,045)  (13,594,427)    (797,838)   (123,376,672)
                                                                       ------------  ------------    ---------   -------------

Net Realized and Unrealized Gain (Loss) on Investments................  (17,309,054)   (7,271,700)    (402,782)    (73,765,075)
                                                                       ------------  ------------    ---------   -------------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(22,079,487) $(10,838,366)   $(482,869)  $ (78,376,253)
                                                                       ============  ============    =========   =============

                                                                            AXA           AXA
                                                                       INTERNATIONAL INTERNATIONAL
                                                                       CORE MANAGED     MANAGED
                                                                        VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $   7,435    $    45,584
  Expenses:
   Asset-based charges................................................     185,575      1,776,859
                                                                         ---------    -----------

Net Investment Income (Loss)..........................................    (178,140)    (1,731,275)
                                                                         ---------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     142,755        131,005
   Net realized gain distribution from the Portfolios.................          --      3,449,071
                                                                         ---------    -----------
  Net realized gain (loss) on investments.............................     142,755      3,580,076
                                                                         ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (714,434)    (5,902,713)
                                                                         ---------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (571,679)    (2,322,637)
                                                                         ---------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(749,819)   $(4,053,912)
                                                                         =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                        AXA LARGE
                                                                       AXA INTERNATIONAL AXA LARGE CAP CAP GROWTH   AXA LARGE CAP
                                                                         VALUE MANAGED   CORE MANAGED    MANAGED    VALUE MANAGED
                                                                          VOLATILITY*     VOLATILITY*  VOLATILITY*   VOLATILITY*
                                                                       ----------------- ------------- -----------  -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $   4,082       $  79,271   $    67,752   $   488,300
  Expenses:
   Asset-based charges................................................        58,225         112,363       335,171       324,420
                                                                           ---------       ---------   -----------   -----------

Net Investment Income (Loss)..........................................       (54,143)        (33,092)     (267,419)      163,880
                                                                           ---------       ---------   -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        25,010         288,071     1,233,960       763,334
   Net realized gain distribution from the Portfolios.................            --         117,336     1,022,312            --
                                                                           ---------       ---------   -----------   -----------
  Net realized gain (loss) on investments.............................        25,010         405,407     2,256,272       763,334
                                                                           ---------       ---------   -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.      (146,670)       (474,415)   (1,465,905)   (2,367,469)
                                                                           ---------       ---------   -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................      (121,660)        (69,008)      790,367    (1,604,135)
                                                                           ---------       ---------   -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(175,803)      $(102,100)  $   522,948   $(1,440,255)
                                                                           =========       =========   ===========   ===========

                                                                        AXA MID CAP
                                                                       VALUE MANAGED AXA MODERATE
                                                                        VOLATILITY*  ALLOCATION*
                                                                       ------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $   101,461  $   937,930
  Expenses:
   Asset-based charges................................................      176,365    1,391,477
                                                                        -----------  -----------

Net Investment Income (Loss)..........................................      (74,904)    (453,547)
                                                                        -----------  -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      560,416      (82,843)
   Net realized gain distribution from the Portfolios.................           --    3,862,061
                                                                        -----------  -----------
  Net realized gain (loss) on investments.............................      560,416    3,779,218
                                                                        -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,166,916)  (5,854,549)
                                                                        -----------  -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (606,500)  (2,075,331)
                                                                        -----------  -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $  (681,404) $(2,528,878)
                                                                        ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                        AXA MODERATE
                                                                           GROWTH     AXA MODERATE-PLUS AXA NATURAL AXA SMARTBETA
                                                                         STRATEGY*       ALLOCATION*    RESOURCES*     EQUITY*
                                                                       -------------  ----------------- ----------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $  58,089,692     $   433,618     $  73,316    $155,517
  Expenses:
   Asset-based charges................................................    75,261,311         637,526        25,256       5,668
                                                                       -------------     -----------     ---------    --------

Net Investment Income (Loss)..........................................   (17,171,619)       (203,908)       48,060     149,849
                                                                       -------------     -----------     ---------    --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    52,714,851         213,368      (833,873)      2,147
   Net realized gain distribution from the Portfolios.................    52,310,379       2,160,776            --      17,989
                                                                       -------------     -----------     ---------    --------
  Net realized gain (loss) on investments.............................   105,025,230       2,374,144      (833,873)     20,136
                                                                       -------------     -----------     ---------    --------

  Net change in unrealized appreciation (depreciation) of investments.  (210,970,238)     (3,396,343)       78,080     (39,339)
                                                                       -------------     -----------     ---------    --------

Net Realized and Unrealized Gain (Loss) on Investments................  (105,945,008)     (1,022,199)     (755,793)    (19,203)
                                                                       -------------     -----------     ---------    --------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(123,116,627)    $(1,226,107)    $(707,733)   $130,646
                                                                       =============     ===========     =========    ========

                                                                        AXA ULTRA
                                                                       CONSERVATIVE AXA/AB DYNAMIC
                                                                        STRATEGY*     GROWTH*(3)
                                                                       ------------ --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 223,994    $   183,381
  Expenses:
   Asset-based charges................................................    201,726        556,695
                                                                        ---------    -----------

Net Investment Income (Loss)..........................................     22,268       (373,314)
                                                                        ---------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    238,012        (39,423)
   Net realized gain distribution from the Portfolios.................     72,188         29,623
                                                                        ---------    -----------
  Net realized gain (loss) on investments.............................    310,200         (9,800)
                                                                        ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (412,209)    (2,009,856)
                                                                        ---------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (102,009)    (2,019,656)
                                                                        ---------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $ (79,741)   $(2,392,970)
                                                                        =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(3)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                      AXA/AB SHORT
                                                                       AXA/AB DYNAMIC   DURATION     AXA/AB
                                                                          MODERATE     GOVERNMENT   SMALL CAP
                                                                          GROWTH*        BOND*       GROWTH*
                                                                       -------------- ------------ -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 17,913,005    $     --   $    23,516
  Expenses:
   Asset-based charges................................................    33,062,103      12,817       675,078
                                                                        ------------    --------   -----------

Net Investment Income (Loss)..........................................   (15,149,098)    (12,817)     (651,562)
                                                                        ------------    --------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    17,510,163      (2,588)      492,197
   Net realized gain distribution from the Portfolios.................    17,523,419          --     5,342,371
                                                                        ------------    --------   -----------
  Net realized gain (loss) on investments.............................    35,033,582      (2,588)    5,834,568
                                                                        ------------    --------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (75,641,494)     (2,590)   (7,432,536)
                                                                        ------------    --------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (40,607,912)     (5,178)   (1,597,968)
                                                                        ------------    --------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(55,757,010)   $(17,995)  $(2,249,530)
                                                                        ============    ========   ===========

                                                                                                       AXA/FRANKLIN
                                                                                          AXA/FRANKLIN  SMALL CAP
                                                                         AXA/DOUBLELINE     BALANCED      VALUE
                                                                         OPPORTUNISTIC      MANAGED      MANAGED
                                                                       CORE PLUS BOND*(3) VOLATILITY*  VOLATILITY*
                                                                       ------------------ ------------ ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................      $ 23,544       $ 215,064   $    25,520
  Expenses:
   Asset-based charges................................................         4,275         135,608       163,312
                                                                            --------       ---------   -----------

Net Investment Income (Loss)..........................................        19,269          79,456      (137,792)
                                                                            --------       ---------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................           (63)        249,123       728,369
   Net realized gain distribution from the Portfolios.................            --              --            --
                                                                            --------       ---------   -----------
  Net realized gain (loss) on investments.............................           (63)        249,123       728,369
                                                                            --------       ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.       (37,706)       (756,057)   (1,479,497)
                                                                            --------       ---------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................       (37,769)       (506,934)     (751,128)
                                                                            --------       ---------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......      $(18,500)      $(427,478)  $  (888,920)
                                                                            ========       =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(3)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/GOLDMAN SACHS  AXA/INVESCO
                                                                         MANAGED        STRATEGIC       STRATEGIC
                                                                       VOLATILITY*   ALLOCATION*(3)   ALLOCATION*(3)
                                                                       ------------ ----------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 179,721      $   166,454     $    50,094
  Expenses:
   Asset-based charges................................................    207,106          430,991         257,105
                                                                        ---------      -----------     -----------

Net Investment Income (Loss)..........................................    (27,385)        (264,537)       (207,011)
                                                                        ---------      -----------     -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    284,055          (33,706)        (10,733)
   Net realized gain distribution from the Portfolios.................     77,105               --              --
                                                                        ---------      -----------     -----------
  Net realized gain (loss) on investments.............................    361,160          (33,706)        (10,733)
                                                                        ---------      -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (951,486)      (1,262,686)       (815,256)
                                                                        ---------      -----------     -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (590,326)      (1,296,392)       (825,989)
                                                                        ---------      -----------     -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(617,711)     $(1,560,929)    $(1,033,000)
                                                                        =========      ===========     ===========

                                                                                      AXA/MUTUAL
                                                                                       LARGE CAP  AXA/TEMPLETON
                                                                                        EQUITY    GLOBAL EQUITY
                                                                         AXA/LOOMIS     MANAGED      MANAGED
                                                                       SAYLES GROWTH* VOLATILITY*  VOLATILITY*
                                                                       -------------- ----------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $   24,335    $  73,917   $        --
  Expenses:
   Asset-based charges................................................      253,096       54,806       269,416
                                                                         ----------    ---------   -----------

Net Investment Income (Loss)..........................................     (228,761)      19,111      (269,416)
                                                                         ----------    ---------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (461,249)     236,462       577,034
   Net realized gain distribution from the Portfolios.................      214,568           --            --
                                                                         ----------    ---------   -----------
  Net realized gain (loss) on investments.............................     (246,681)     236,462       577,034
                                                                         ----------    ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    2,129,624     (404,444)   (1,009,483)
                                                                         ----------    ---------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    1,882,943     (167,982)     (432,449)
                                                                         ----------    ---------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $1,654,182    $(148,871)  $  (701,865)
                                                                         ==========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(3)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                        BLACKROCK     BLACKROCK    BLACKROCK
                                                                          GLOBAL       GLOBAL      LARGE CAP   CHARTER/SM/
                                                                        ALLOCATION  OPPORTUNITIES   GROWTH     AGGRESSIVE
                                                                        V.I. FUND     V.I. FUND    V.I. FUND    GROWTH*
                                                                       -----------  ------------- -----------  ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,016,021    $ 20,348    $   118,088  $  76,607
  Expenses:
   Asset-based charges................................................   1,280,952      20,069        425,289     52,354
                                                                       -----------    --------    -----------  ---------

Net Investment Income (Loss)..........................................    (264,931)        279       (307,201)    24,253
                                                                       -----------    --------    -----------  ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (801,252)    (40,309)       531,803    (93,508)
   Net realized gain distribution from the Portfolios.................   5,915,111      36,079      1,736,732    136,790
                                                                       -----------    --------    -----------  ---------
  Net realized gain (loss) on investments.............................   5,113,859      (4,230)     2,268,535     43,282
                                                                       -----------    --------    -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.  (7,309,508)    (19,156)    (1,550,186)  (612,567)
                                                                       -----------    --------    -----------  ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (2,195,649)    (23,386)       718,349   (569,285)
                                                                       -----------    --------    -----------  ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(2,460,580)   $(23,107)   $   411,148  $(545,032)
                                                                       ===========    ========    ===========  =========

                                                                         CHARTER/SM/
                                                                       ALTERNATIVE 100  CHARTER/SM/
                                                                          MODERATE*    CONSERVATIVE*
                                                                       --------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 198,179      $ 244,836
  Expenses:
   Asset-based charges................................................       66,907        158,243
                                                                          ---------      ---------

Net Investment Income (Loss)..........................................      131,272         86,593
                                                                          ---------      ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (224,840)        28,947
   Net realized gain distribution from the Portfolios.................      111,113         77,505
                                                                          ---------      ---------
  Net realized gain (loss) on investments.............................     (113,727)       106,452
                                                                          ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.     (659,827)      (674,633)
                                                                          ---------      ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (773,554)      (568,181)
                                                                          ---------      ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(642,282)     $(481,588)
                                                                          =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                   CHARTER/SM/  CHARTER/SM/   CHARTER/SM/
                                                                       CHARTER/SM/   INCOME    INTEREST RATE INTERNATIONAL
                                                                        GROWTH*    STRATEGIES*  STRATEGIES*    MODERATE*
                                                                       ----------  ----------- ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 142,305    $ 128,728    $ 115,616     $ 150,448
  Expenses:
   Asset-based charges................................................   149,059       32,249       59,652        15,690
                                                                       ---------    ---------    ---------     ---------

Net Investment Income (Loss)..........................................    (6,754)      96,479       55,964       134,758
                                                                       ---------    ---------    ---------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................   145,845           71      (78,485)      (26,593)
   Net realized gain distribution from the Portfolios.................   281,747       76,347       66,016        16,271
                                                                       ---------    ---------    ---------     ---------
  Net realized gain (loss) on investments.............................   427,592       76,418      (12,469)      (10,322)
                                                                       ---------    ---------    ---------     ---------

  Net change in unrealized appreciation (depreciation) of investments.  (952,417)    (330,549)    (366,233)     (338,034)
                                                                       ---------    ---------    ---------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (524,825)    (254,131)    (378,702)     (348,356)
                                                                       ---------    ---------    ---------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(531,579)   $(157,652)   $(322,738)    $(213,598)
                                                                       =========    =========    =========     =========

                                                                                   CHARTER/SM/
                                                                       CHARTER/SM/  MODERATE
                                                                       MODERATE*    GROWTH*
                                                                       ----------  ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 273,933   $ 224,792
  Expenses:
   Asset-based charges................................................   213,813     160,152
                                                                       ---------   ---------

Net Investment Income (Loss)..........................................    60,120      64,640
                                                                       ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    63,442     100,787
   Net realized gain distribution from the Portfolios.................   135,166     143,187
                                                                       ---------   ---------
  Net realized gain (loss) on investments.............................   198,608     243,974
                                                                       ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (949,343)   (900,346)
                                                                       ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (750,735)   (656,372)
                                                                       ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(690,615)  $(591,732)
                                                                       =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       CHARTER/SM/                CHARTER/SM/ CHARTER/SM/
                                                                       MULTI-SECTOR  CHARTER/SM   SMALL CAP    SMALL CAP
                                                                          BOND*     /REAL ASSETS*  GROWTH*       VALUE*
                                                                       ------------ ------------- ----------  -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $ 38,740     $  38,986   $  23,033   $   119,679
  Expenses:
   Asset-based charges................................................     37,881        10,042     114,704       206,111
                                                                         --------     ---------   ---------   -----------

Net Investment Income (Loss)..........................................        859        28,944     (91,671)      (86,432)
                                                                         --------     ---------   ---------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (28,119)      (62,674)    402,819       194,944
   Net realized gain distribution from the Portfolios.................         --            --          --            --
                                                                         --------     ---------   ---------   -----------
  Net realized gain (loss) on investments.............................    (28,119)      (62,674)    402,819       194,944
                                                                         --------     ---------   ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (24,143)     (515,002)   (908,503)   (2,406,443)
                                                                         --------     ---------   ---------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (52,262)     (577,676)   (505,684)   (2,211,499)
                                                                         --------     ---------   ---------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(51,403)    $(548,732)  $(597,355)  $(2,297,931)
                                                                         ========     =========   =========   ===========

                                                                       CLEARBRIDGE
                                                                        VARIABLE    CLEARBRIDGE
                                                                       AGGRESSIVE     VARIABLE
                                                                         GROWTH     APPRECIATION
                                                                        PORTFOLIO   PORTFOLIO(1)
                                                                       -----------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $    31,721    $ 47,996
  Expenses:
   Asset-based charges................................................     385,742      23,961
                                                                       -----------    --------

Net Investment Income (Loss)..........................................    (354,021)     24,035
                                                                       -----------    --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (48,678)     (6,106)
   Net realized gain distribution from the Portfolios.................   4,352,185     102,117
                                                                       -----------    --------
  Net realized gain (loss) on investments.............................   4,303,507      96,011
                                                                       -----------    --------

  Net change in unrealized appreciation (depreciation) of investments.  (5,940,541)    (98,684)
                                                                       -----------    --------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,637,034)     (2,673)
                                                                       -----------    --------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(1,991,055)   $ 21,362
                                                                       ===========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CLEARBRIDGE
                                                                        VARIABLE   CLEARBRIDGE
                                                                        DIVIDEND     VARIABLE   DELAWARE VIP(R) DELAWARE VIP(R)
                                                                        STRATEGY   MID CAP CORE   DIVERSIFIED      EMERGING
                                                                        PORTFOLIO  PORTFOLIO(1)  INCOME SERIES  MARKETS SERIES
                                                                       ----------- ------------ --------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 186,242   $     329      $ 217,881       $   3,669
  Expenses:
   Asset-based charges................................................    111,453      10,588        101,297           8,743
                                                                        ---------   ---------      ---------       ---------

Net Investment Income (Loss)..........................................     74,789     (10,259)       116,584          (5,074)
                                                                        ---------   ---------      ---------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (15,253)       (683)       (21,697)        (64,907)
   Net realized gain distribution from the Portfolios.................         --     127,543         87,153          12,936
                                                                        ---------   ---------      ---------       ---------
  Net realized gain (loss) on investments.............................    (15,253)    126,860         65,456         (51,971)
                                                                        ---------   ---------      ---------       ---------

  Net change in unrealized appreciation (depreciation) of investments.   (534,630)   (161,387)      (443,795)        (80,805)
                                                                        ---------   ---------      ---------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................   (549,883)    (34,527)      (378,339)       (132,776)
                                                                        ---------   ---------      ---------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(475,094)  $ (44,786)     $(261,755)      $(137,850)
                                                                        =========   =========      =========       =========

                                                                       DELAWARE VIP(R)     EATON
                                                                        LIMITED-TERM     VANCE VT
                                                                         DIVERSIFIED   FLOATING-RATE
                                                                        INCOME SERIES   INCOME FUND
                                                                       --------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 77,847       $ 280,739
  Expenses:
   Asset-based charges................................................      66,589         106,163
                                                                          --------       ---------

Net Investment Income (Loss)..........................................      11,258         174,576
                                                                          --------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       1,997         (43,399)
   Net realized gain distribution from the Portfolios.................          --              --
                                                                          --------       ---------
  Net realized gain (loss) on investments.............................       1,997         (43,399)
                                                                          --------       ---------

  Net change in unrealized appreciation (depreciation) of investments.     (53,950)       (443,356)
                                                                          --------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (51,953)       (486,755)
                                                                          --------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(40,695)      $(312,179)
                                                                          ========       =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                                                                       BASIC VALUE   ADVISORS EQUITY   SOCIALLY    GUARDIAN
                                                                         EQUITY*         INCOME*     RESPONSIBLE* RESEARCH*
                                                                       ------------  --------------- ------------ ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,657,559    $   463,816    $  27,332   $ 100,244
  Expenses:
   Asset-based charges................................................    1,699,788        412,209       27,644     248,095
                                                                       ------------    -----------    ---------   ---------

Net Investment Income (Loss)..........................................      (42,229)        51,607         (312)   (147,851)
                                                                       ------------    -----------    ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    4,628,547        183,836       98,581     826,834
   Net realized gain distribution from the Portfolios.................           --      2,551,910      282,046          --
                                                                       ------------    -----------    ---------   ---------
  Net realized gain (loss) on investments.............................    4,628,547      2,735,746      380,627     826,834
                                                                       ------------    -----------    ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (13,987,957)    (3,687,898)    (417,369)   (635,608)
                                                                       ------------    -----------    ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................   (9,359,410)      (952,152)     (36,742)    191,226
                                                                       ------------    -----------    ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $ (9,401,639)   $  (900,545)   $ (37,054)  $  43,375
                                                                       ============    ===========    =========   =========

                                                                        EQ/COMMON   EQ/CONVERTIBLE
                                                                       STOCK INDEX*  SECURITIES*
                                                                       ------------ --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   408,676   $   468,720
  Expenses:
   Asset-based charges................................................     333,876        33,954
                                                                       -----------   -----------

Net Investment Income (Loss)..........................................      74,800       434,766
                                                                       -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     717,829       188,746
   Net realized gain distribution from the Portfolios.................          --       113,066
                                                                       -----------   -----------
  Net realized gain (loss) on investments.............................     717,829       301,812
                                                                       -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (1,100,693)   (1,098,671)
                                                                       -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (382,864)     (796,859)
                                                                       -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (308,064)  $  (362,093)
                                                                       ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                    EQ/EMERGING
                                                                         EQ/CORE      MARKETS                    EQ/EQUITY
                                                                       BOND INDEX*  EQUITY PLUS* EQ/ENERGY ETF*  500 INDEX*
                                                                       -----------  ------------ -------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 4,886,277   $  17,904    $    63,782   $ 2,532,264
  Expenses:
   Asset-based charges................................................   4,878,558      36,896         12,919     1,858,583
                                                                       -----------   ---------    -----------   -----------

Net Investment Income (Loss)..........................................       7,719     (18,992)        50,863       673,681
                                                                       -----------   ---------    -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     729,040    (393,599)      (200,750)    4,523,796
   Net realized gain distribution from the Portfolios.................          --          --             --     2,781,053
                                                                       -----------   ---------    -----------   -----------
  Net realized gain (loss) on investments.............................     729,040    (393,599)      (200,750)    7,304,849
                                                                       -----------   ---------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,134,158)    698,069       (878,845)   (9,117,803)
                                                                       -----------   ---------    -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (3,405,118)    304,470     (1,079,595)   (1,812,954)
                                                                       -----------   ---------    -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(3,397,399)  $ 285,478    $(1,028,732)  $(1,139,273)
                                                                       ===========   =========    ===========   ===========

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $  1,050,072
  Expenses:
   Asset-based charges................................................     189,530      2,662,412
                                                                         ---------   ------------

Net Investment Income (Loss)..........................................    (189,530)    (1,612,340)
                                                                         ---------   ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      38,127      4,107,453
   Net realized gain distribution from the Portfolios.................     660,581     10,144,921
                                                                         ---------   ------------
  Net realized gain (loss) on investments.............................     698,708     14,252,374
                                                                         ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (361,913)   (26,561,351)
                                                                         ---------   ------------

Net Realized and Unrealized Gain (Loss) on Investments................     336,795    (12,308,977)
                                                                         ---------   ------------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $ 147,265   $(13,921,317)
                                                                         =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       EQ/GLOBAL    EQ/HIGH   EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                                       BOND PLUS* YIELD BOND* GOVERNMENT BOND*  EQUITY INDEX*
                                                                       ---------- ----------- ---------------- ----------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   5,151  $  466,271    $   765,759      $   671,348
  Expenses:
   Asset-based charges................................................   166,433      98,216      1,880,112          335,421
                                                                       ---------  ----------    -----------      -----------

Net Investment Income (Loss)..........................................  (161,282)    368,055     (1,114,353)         335,927
                                                                       ---------  ----------    -----------      -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................  (189,020)    991,346        550,394       (2,086,865)
   Net realized gain distribution from the Portfolios.................    14,701          --        144,220               --
                                                                       ---------  ----------    -----------      -----------
  Net realized gain (loss) on investments.............................  (174,319)    991,346        694,614       (2,086,865)
                                                                       ---------  ----------    -----------      -----------

  Net change in unrealized appreciation (depreciation) of investments.  (271,323)    (73,283)      (875,930)          26,697
                                                                       ---------  ----------    -----------      -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (445,642)    918,063       (181,316)      (2,060,168)
                                                                       ---------  ----------    -----------      -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(606,924) $1,286,118    $(1,295,669)     $(1,724,241)
                                                                       =========  ==========    ===========      ===========

                                                                        EQ/INVESCO      EQ/JPMORGAN
                                                                        COMSTOCK*   VALUE OPPORTUNITIES*
                                                                       -----------  --------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   799,395       $  83,010
  Expenses:
   Asset-based charges................................................     540,857         163,228
                                                                       -----------       ---------

Net Investment Income (Loss)..........................................     258,538         (80,218)
                                                                       -----------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................   1,242,968         582,059
   Net realized gain distribution from the Portfolios.................          --              --
                                                                       -----------       ---------
  Net realized gain (loss) on investments.............................   1,242,968         582,059
                                                                       -----------       ---------

  Net change in unrealized appreciation (depreciation) of investments.  (4,359,809)       (931,604)
                                                                       -----------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (3,116,841)       (349,545)
                                                                       -----------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(2,858,303)      $(429,763)
                                                                       ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                       EQ/MFS
                                                                       EQ/LARGE CAP  EQ/LARGE CAP EQ/LOW VOLATILITY INTERNATIONAL
                                                                       GROWTH INDEX* VALUE INDEX*    GLOBAL ETF*       GROWTH*
                                                                       ------------- ------------ ----------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $   275,238  $   573,625      $  79,967       $ 179,044
  Expenses:
   Asset-based charges................................................      395,979      285,908         12,086         421,100
                                                                        -----------  -----------      ---------       ---------

Net Investment Income (Loss)..........................................     (120,741)     287,717         67,881        (242,056)
                                                                        -----------  -----------      ---------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      688,410    1,003,928        127,100         192,413
   Net realized gain distribution from the Portfolios.................    2,737,223      715,521         99,202         454,262
                                                                        -----------  -----------      ---------       ---------
  Net realized gain (loss) on investments.............................    3,425,633    1,719,449        226,302         646,675
                                                                        -----------  -----------      ---------       ---------

  Net change in unrealized appreciation (depreciation) of investments.   (2,486,399)  (3,393,430)      (251,027)       (978,284)
                                                                        -----------  -----------      ---------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................      939,234   (1,673,981)       (24,725)       (331,609)
                                                                        -----------  -----------      ---------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $   818,493  $(1,386,264)     $  43,156       $(573,665)
                                                                        ===========  ===========      =========       =========

                                                                                           EQ/MONEY
                                                                       EQ/MID CAP INDEX*   MARKET*
                                                                       ----------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $   420,482    $        --
  Expenses:
   Asset-based charges................................................        669,557      1,714,521
                                                                          -----------    -----------

Net Investment Income (Loss)..........................................       (249,075)    (1,714,521)
                                                                          -----------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      1,503,636           (423)
   Net realized gain distribution from the Portfolios.................             --            679
                                                                          -----------    -----------
  Net realized gain (loss) on investments.............................      1,503,636            256
                                                                          -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.     (4,377,952)        (1,939)
                                                                          -----------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (2,874,316)        (1,683)
                                                                          -----------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(3,123,391)   $(1,716,204)
                                                                          ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/MORGAN                                    EQ/PIMCO
                                                                       STANLEY MID CAP EQ/OPPENHEIMER EQ/PIMCO GLOBAL ULTRA SHORT
                                                                           GROWTH*        GLOBAL*      REAL RETURN*      BOND*
                                                                       --------------- -------------- --------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $        --    $   143,697      $ 110,220     $ 140,132
  Expenses:
   Asset-based charges................................................       752,548        762,244         99,281       389,510
                                                                         -----------    -----------      ---------     ---------

Net Investment Income (Loss)..........................................      (752,548)      (618,547)        10,939      (249,378)
                                                                         -----------    -----------      ---------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       126,062      1,505,894         (7,773)      (66,134)
   Net realized gain distribution from the Portfolios.................     1,284,576             --         44,743            --
                                                                         -----------    -----------      ---------     ---------
  Net realized gain (loss) on investments.............................     1,410,638      1,505,894         36,970       (66,134)
                                                                         -----------    -----------      ---------     ---------

  Net change in unrealized appreciation (depreciation) of investments.    (4,246,435)    (1,311,008)      (378,210)     (147,969)
                                                                         -----------    -----------      ---------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (2,835,797)       194,886       (341,240)     (214,103)
                                                                         -----------    -----------      ---------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(3,588,345)   $  (423,661)     $(330,301)    $(463,481)
                                                                         ===========    ===========      =========     =========

                                                                       EQ/QUALITY EQ/REAL ESTATE
                                                                       BOND PLUS*     PLUS*
                                                                       ---------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 296,114    $  55,794
  Expenses:
   Asset-based charges................................................   398,997      121,390
                                                                       ---------    ---------

Net Investment Income (Loss)..........................................  (102,883)     (65,596)
                                                                       ---------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    49,337      (13,086)
   Net realized gain distribution from the Portfolios.................        --       10,556
                                                                       ---------    ---------
  Net realized gain (loss) on investments.............................    49,337       (2,530)
                                                                       ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.  (297,216)    (355,113)
                                                                       ---------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (247,879)    (357,643)
                                                                       ---------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(350,762)   $(423,239)
                                                                       =========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/T. ROWE
                                                                          EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH & EQ/WELLS FARGO
                                                                       COMPANY INDEX*    STOCK*        INCOME*     OMEGA GROWTH*
                                                                       -------------- ------------ --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $   289,314   $        --    $    38,188    $        --
  Expenses:
   Asset-based charges................................................      478,693     1,537,363         92,744      1,386,200
                                                                        -----------   -----------    -----------    -----------

Net Investment Income (Loss)..........................................     (189,379)   (1,537,363)       (54,556)    (1,386,200)
                                                                        -----------   -----------    -----------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (598,619)    4,645,093        416,063       (760,103)
   Net realized gain distribution from the Portfolios.................    2,507,468     4,435,407        832,649      6,441,769
                                                                        -----------   -----------    -----------    -----------
  Net realized gain (loss) on investments.............................    1,908,849     9,080,500      1,248,712      5,681,666
                                                                        -----------   -----------    -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (4,337,912)      346,281     (1,384,661)    (4,377,875)
                                                                        -----------   -----------    -----------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (2,429,063)    9,426,781       (135,949)     1,303,791
                                                                        -----------   -----------    -----------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(2,618,442)  $ 7,889,418    $  (190,505)   $   (82,409)
                                                                        ===========   ===========    ===========    ===========

                                                                          FEDERATED     FEDERATED
                                                                       HIGH INCOME BOND KAUFMANN
                                                                           FUND II       FUND II
                                                                       ---------------- ---------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 341,666     $      --
  Expenses:
   Asset-based charges................................................       93,456        22,637
                                                                          ---------     ---------

Net Investment Income (Loss)..........................................      248,210       (22,637)
                                                                          ---------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (139,236)       (8,524)
   Net realized gain distribution from the Portfolios.................           --       151,059
                                                                          ---------     ---------
  Net realized gain (loss) on investments.............................     (139,236)      142,535
                                                                          ---------     ---------

  Net change in unrealized appreciation (depreciation) of investments.     (544,329)     (160,811)
                                                                          ---------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (683,565)      (18,276)
                                                                          ---------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(435,355)    $ (40,913)
                                                                          =========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       FIDELITY(R) VIP  FIDELITY(R) VIP FIDELITY(R) VIP
                                                                        ASSET MANAGER:   CONTRAFUND(R)   FREEDOM 2015
                                                                       GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                                       ---------------- --------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $  8,972      $  1,139,516      $ 11,796
  Expenses:
   Asset-based charges................................................       13,635         1,754,859        11,290
                                                                           --------      ------------      --------

Net Investment Income (Loss)..........................................       (4,663)         (615,343)          506
                                                                           --------      ------------      --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       41,884         2,324,188        25,061
   Net realized gain distribution from the Portfolios.................          567        10,149,860         3,951
                                                                           --------      ------------      --------
  Net realized gain (loss) on investments.............................       42,451        12,474,048        29,012
                                                                           --------      ------------      --------

  Net change in unrealized appreciation (depreciation) of investments.      (50,416)      (13,598,666)      (40,086)
                                                                           --------      ------------      --------

Net Realized and Unrealized Gain (Loss) on Investments................       (7,965)       (1,124,618)      (11,074)
                                                                           --------      ------------      --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(12,628)     $ (1,739,961)     $(10,568)
                                                                           ========      ============      ========

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                        FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       --------------- --------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 19,068        $ 16,230        $ 12,716
  Expenses:
   Asset-based charges................................................      13,104          13,766          12,531
                                                                          --------        --------        --------

Net Investment Income (Loss)..........................................       5,964           2,464             185
                                                                          --------        --------        --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      12,997           9,346          13,321
   Net realized gain distribution from the Portfolios.................       4,894           5,437           4,559
                                                                          --------        --------        --------
  Net realized gain (loss) on investments.............................      17,891          14,783          17,880
                                                                          --------        --------        --------

  Net change in unrealized appreciation (depreciation) of investments.     (38,710)        (36,696)        (32,773)
                                                                          --------        --------        --------

Net Realized and Unrealized Gain (Loss) on Investments................     (20,819)        (21,913)        (14,893)
                                                                          --------        --------        --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(14,855)       $(19,449)       $(14,708)
                                                                          ========        ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                            FIRST TRUST
                                                                                           FIDELITY(R) VIP  MULTI INCOME
                                                                       FIDELITY(R) VIP MID STRATEGIC INCOME  ALLOCATION
                                                                          CAP PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------------- ---------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $   156,414       $ 1,833,818     $  43,492
  Expenses:
   Asset-based charges................................................         780,557           884,601        20,773
                                                                           -----------       -----------     ---------

Net Investment Income (Loss)..........................................        (624,143)          949,217        22,719
                                                                           -----------       -----------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................         (41,540)         (377,232)      (14,719)
   Net realized gain distribution from the Portfolios.................       5,878,944           157,005            --
                                                                           -----------       -----------     ---------
  Net realized gain (loss) on investments.............................       5,837,404          (220,227)      (14,719)
                                                                           -----------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (7,329,380)       (3,075,475)     (106,882)
                                                                           -----------       -----------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................      (1,491,976)       (3,295,702)     (121,601)
                                                                           -----------       -----------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(2,116,119)      $(2,346,485)    $ (98,882)
                                                                           ===========       ===========     =========

                                                                       FIRST TRUST/DOW
                                                                       JONES DIVIDEND &    FRANKLIN
                                                                            INCOME      FOUNDING FUNDS   FRANKLIN
                                                                          ALLOCATION    ALLOCATION VIP  INCOME VIP
                                                                          PORTFOLIO          FUND          FUND
                                                                       ---------------- -------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 434,434      $   494,495   $ 3,494,167
  Expenses:
   Asset-based charges................................................      233,528          238,373     1,028,678
                                                                          ---------      -----------   -----------

Net Investment Income (Loss)..........................................      200,906          256,122     2,465,489
                                                                          ---------      -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      164,965         (114,486)     (431,932)
   Net realized gain distribution from the Portfolios.................      283,849           27,039            --
                                                                          ---------      -----------   -----------
  Net realized gain (loss) on investments.............................      448,814          (87,447)     (431,932)
                                                                          ---------      -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.     (920,684)      (1,539,623)   (8,622,262)
                                                                          ---------      -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (471,870)      (1,627,070)   (9,054,194)
                                                                          ---------      -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(270,964)     $(1,370,948)  $(6,588,705)
                                                                          =========      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                         FRANKLIN                    FRANKLIN
                                                                          MUTUAL    FRANKLIN RISING  STRATEGIC
                                                                        SHARES VIP   DIVIDENDS VIP    INCOME
                                                                           FUND          FUND        VIP FUND
                                                                       -----------  --------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   426,379    $   629,076   $ 3,682,461
  Expenses:
   Asset-based charges................................................     190,353        614,689       825,877
                                                                       -----------    -----------   -----------

Net Investment Income (Loss)..........................................     236,026         14,387     2,856,584
                                                                       -----------    -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     327,484         50,217    (1,192,751)
   Net realized gain distribution from the Portfolios.................     940,765      4,655,659       977,944
                                                                       -----------    -----------   -----------
  Net realized gain (loss) on investments.............................   1,268,249      4,705,876      (214,807)
                                                                       -----------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,370,516)    (7,090,493)   (5,776,078)
                                                                       -----------    -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,102,267)    (2,384,617)   (5,990,885)
                                                                       -----------    -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (866,241)   $(2,370,230)  $(3,134,301)
                                                                       ===========    ===========   ===========

                                                                                         GUGGENHEIM VIF
                                                                                             GLOBAL
                                                                         GOLDMAN SACHS      MANAGED     GUGGENHEIM VIF
                                                                       VIT MID CAP VALUE    FUTURES       MULTI-HEDGE
                                                                             FUND        STRATEGY FUND  STRATEGIES FUND
                                                                       ----------------- -------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $    37,197      $  40,422        $ 5,770
  Expenses:
   Asset-based charges................................................        458,353         22,484         12,972
                                                                          -----------      ---------        -------

Net Investment Income (Loss)..........................................       (421,156)        17,938         (7,202)
                                                                          -----------      ---------        -------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        426,808         21,322          9,886
   Net realized gain distribution from the Portfolios.................      2,374,895         55,443             --
                                                                          -----------      ---------        -------
  Net realized gain (loss) on investments.............................      2,801,703         76,765          9,886
                                                                          -----------      ---------        -------

  Net change in unrealized appreciation (depreciation) of investments.     (6,018,683)      (167,155)         1,067
                                                                          -----------      ---------        -------

Net Realized and Unrealized Gain (Loss) on Investments................     (3,216,980)       (90,390)        10,953
                                                                          -----------      ---------        -------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(3,638,136)     $ (72,452)       $ 3,751
                                                                          ===========      =========        =======

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           HARTFORD         HARTFORD
                                                                           CAPITAL           GROWTH        INVESCO V.I.
                                                                       APPRECIATION HLS OPPORTUNITIES HLS    AMERICAN
                                                                             FUND             FUND        FRANCHISE FUND
                                                                       ---------------- ----------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $    54,545       $        --       $     --
  Expenses:
   Asset-based charges................................................        74,686           124,236          8,476
                                                                         -----------       -----------       --------

Net Investment Income (Loss)..........................................       (20,141)         (124,236)        (8,476)
                                                                         -----------       -----------       --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (160,598)          (58,540)        27,954
   Net realized gain distribution from the Portfolios.................     1,275,232         2,250,858          2,523
                                                                         -----------       -----------       --------
  Net realized gain (loss) on investments.............................     1,114,634         2,192,318         30,477
                                                                         -----------       -----------       --------

  Net change in unrealized appreciation (depreciation) of investments.    (1,268,440)       (1,676,531)       (17,741)
                                                                         -----------       -----------       --------

Net Realized and Unrealized Gain (Loss) on Investments................      (153,806)          515,787         12,736
                                                                         -----------       -----------       --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $  (173,947)      $   391,551       $  4,260
                                                                         ===========       ===========       ========

                                                                        INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                                        BALANCED-RISK   DIVERSIFIED    EQUITY AND
                                                                       ALLOCATION FUND DIVIDEND FUND INCOME FUND(1)
                                                                       --------------- ------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 164,106     $   469,441    $  68,115
  Expenses:
   Asset-based charges................................................       48,569         380,803       22,746
                                                                          ---------     -----------    ---------

Net Investment Income (Loss)..........................................      115,537          88,638       45,369
                                                                          ---------     -----------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (94,641)        937,843      (52,570)
   Net realized gain distribution from the Portfolios.................      369,960              --      263,170
                                                                          ---------     -----------    ---------
  Net realized gain (loss) on investments.............................      275,319         937,843      210,600
                                                                          ---------     -----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.     (636,794)     (1,255,088)    (387,038)
                                                                          ---------     -----------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (361,475)       (317,245)    (176,438)
                                                                          ---------     -----------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(245,938)    $  (228,607)   $(131,069)
                                                                          =========     ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I.                   INVESCO V.I.
                                                                       GLOBAL HEALTH GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL
                                                                         CARE FUND   ESTATE FUND     YIELD FUND      GROWTH FUND
                                                                       ------------- ------------ ----------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $ 2,558,589     $ 1,759,439     $   546,842
  Expenses:
   Asset-based charges................................................      27,519     1,069,904         432,087         565,623
                                                                         ---------   -----------     -----------     -----------

Net Investment Income (Loss)..........................................     (27,519)    1,488,685       1,327,352         (18,781)
                                                                         ---------   -----------     -----------     -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      34,769       987,696        (356,195)        514,261
   Net realized gain distribution from the Portfolios.................     266,685            --              --              --
                                                                         ---------   -----------     -----------     -----------
  Net realized gain (loss) on investments.............................     301,454       987,696        (356,195)        514,261
                                                                         ---------   -----------     -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (389,196)   (5,109,683)     (2,719,220)     (2,313,209)
                                                                         ---------   -----------     -----------     -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (87,742)   (4,121,987)     (3,075,415)     (1,798,948)
                                                                         ---------   -----------     -----------     -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(115,261)  $(2,633,302)    $(1,748,063)    $(1,817,729)
                                                                         =========   ===========     ===========     ===========

                                                                       INVESCO V.I. MID
                                                                       CAP CORE EQUITY  INVESCO V.I. SMALL
                                                                             FUND        CAP EQUITY FUND
                                                                       ---------------- ------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $    10,693       $        --
  Expenses:
   Asset-based charges................................................       138,799           150,050
                                                                         -----------       -----------

Net Investment Income (Loss)..........................................      (128,106)         (150,050)
                                                                         -----------       -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        72,716            65,039
   Net realized gain distribution from the Portfolios.................       975,589         2,408,439
                                                                         -----------       -----------
  Net realized gain (loss) on investments.............................     1,048,305         2,473,478
                                                                         -----------       -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,521,451)       (3,270,553)
                                                                         -----------       -----------

Net Realized and Unrealized Gain (Loss) on Investments................      (473,146)         (797,075)
                                                                         -----------       -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $  (601,252)      $  (947,125)
                                                                         ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                      IVY FUNDS VIP               IVY FUNDS VIP
                                                                       IVY FUNDS VIP    DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL
                                                                       ASSET STRATEGY OPPORTUNITIES    ENERGY       RESOURCES
                                                                       -------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $    187,549   $   212,082   $    18,985   $    10,981
  Expenses:
   Asset-based charges................................................       732,902       237,451       454,423       160,870
                                                                        ------------   -----------   -----------   -----------

Net Investment Income (Loss)..........................................      (545,353)      (25,369)     (435,438)     (149,889)
                                                                        ------------   -----------   -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (2,702,599)      393,891    (1,028,636)     (562,069)
   Net realized gain distribution from the Portfolios.................     9,005,783     1,815,304       171,919            --
                                                                        ------------   -----------   -----------   -----------
  Net realized gain (loss) on investments.............................     6,303,184     2,209,195      (856,717)     (562,069)
                                                                        ------------   -----------   -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (10,733,827)   (2,775,821)   (7,145,987)   (2,100,431)
                                                                        ------------   -----------   -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (4,430,643)     (566,626)   (8,002,704)   (2,662,500)
                                                                        ------------   -----------   -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $ (4,975,996)  $  (591,995)  $(8,438,142)  $(2,812,389)
                                                                        ============   ===========   ===========   ===========

                                                                                     IVY FUNDS VIP
                                                                       IVY FUNDS VIP   MICRO CAP
                                                                        HIGH INCOME     GROWTH
                                                                       ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $  6,994,887    $      --
  Expenses:
   Asset-based charges................................................    1,686,329       22,064
                                                                       ------------    ---------

Net Investment Income (Loss)..........................................    5,308,558      (22,064)
                                                                       ------------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (134,046)    (177,668)
   Net realized gain distribution from the Portfolios.................    1,187,643      272,630
                                                                       ------------    ---------
  Net realized gain (loss) on investments.............................    1,053,597       94,962
                                                                       ------------    ---------

  Net change in unrealized appreciation (depreciation) of investments.  (15,778,535)    (298,687)
                                                                       ------------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (14,724,938)    (203,725)
                                                                       ------------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $ (9,416,380)   $(225,789)
                                                                       ============    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                      IVY FUNDS VIP IVY FUNDS VIP   JANUS ASPEN
                                                                       IVY FUNDS VIP   SCIENCE AND    SMALL CAP   SERIES BALANCED
                                                                       MID CAP GROWTH  TECHNOLOGY      GROWTH        PORTFOLIO
                                                                       -------------- ------------- ------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $        --    $        --   $        --     $ 163,471
  Expenses:
   Asset-based charges................................................      623,732        855,391       308,775       126,654
                                                                        -----------    -----------   -----------     ---------

Net Investment Income (Loss)..........................................     (623,732)      (855,391)     (308,775)       36,817
                                                                        -----------    -----------   -----------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      573,385      1,539,812       592,922       (15,262)
   Net realized gain distribution from the Portfolios.................    3,550,168      3,459,159     3,039,198       289,675
                                                                        -----------    -----------   -----------     ---------
  Net realized gain (loss) on investments.............................    4,123,553      4,998,971     3,632,120       274,413
                                                                        -----------    -----------   -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.   (6,880,319)    (7,263,347)   (3,631,026)     (401,284)
                                                                        -----------    -----------   -----------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................   (2,756,766)    (2,264,376)        1,094      (126,871)
                                                                        -----------    -----------   -----------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(3,380,498)   $(3,119,767)  $  (307,681)    $ (90,054)
                                                                        ===========    ===========   ===========     =========

                                                                                       JANUS ASPEN SERIES
                                                                                          INTECH U.S.
                                                                         JANUS ASPEN          LOW
                                                                       SERIES FLEXIBLE     VOLATILITY
                                                                       BOND PORTFOLIO      PORTFOLIO
                                                                       --------------- ------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 151,678         $ 40,582
  Expenses:
   Asset-based charges................................................       79,839           28,008
                                                                          ---------         --------

Net Investment Income (Loss)..........................................       71,839           12,574
                                                                          ---------         --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       (9,122)          35,364
   Net realized gain distribution from the Portfolios.................       25,645           39,312
                                                                          ---------         --------
  Net realized gain (loss) on investments.............................       16,523           74,676
                                                                          ---------         --------

  Net change in unrealized appreciation (depreciation) of investments.     (232,891)         (19,572)
                                                                          ---------         --------

Net Realized and Unrealized Gain (Loss) on Investments................     (216,368)          55,104
                                                                          ---------         --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(144,529)        $ 67,678
                                                                          =========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          JPMORGAN                         LAZARD
                                                                       INSURANCE TRUST    JPMORGAN       RETIREMENT
                                                                           GLOBAL      INSURANCE TRUST    EMERGING
                                                                         ALLOCATION    INCOME BUILDER  MARKETS EQUITY
                                                                        PORTFOLIO(4)    PORTFOLIO(4)     PORTFOLIO
                                                                       --------------- --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $  91,952       $ 102,438     $    844,807
  Expenses:
   Asset-based charges................................................       18,410          12,149        1,047,979
                                                                          ---------       ---------     ------------

Net Investment Income (Loss)..........................................       73,542          90,289         (203,172)
                                                                          ---------       ---------     ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       (9,364)           (621)      (1,357,567)
   Net realized gain distribution from the Portfolios.................       32,370           5,181          199,698
                                                                          ---------       ---------     ------------
  Net realized gain (loss) on investments.............................       23,006           4,560       (1,157,869)
                                                                          ---------       ---------     ------------

  Net change in unrealized appreciation (depreciation) of investments.     (240,774)       (134,991)     (15,652,558)
                                                                          ---------       ---------     ------------

Net Realized and Unrealized Gain (Loss) on Investments................     (217,768)       (130,431)     (16,810,427)
                                                                          ---------       ---------     ------------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................    $(144,226)      $ (40,142)    $(17,013,599)
                                                                          =========       =========     ============

                                                                                            LORD ABBETT   LORD ABBETT
                                                                                              SERIES         SERIES
                                                                          LEGG MASON BW     FUND - BOND  FUND - CLASSIC
                                                                         ABSOLUTE RETURN     DEBENTURE       STOCK
                                                                       OPPORTUNITIES VIT(1)  PORTFOLIO     PORTFOLIO
                                                                       -------------------- -----------  --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................       $     --       $ 2,930,106    $  35,354
  Expenses:
   Asset-based charges................................................          1,959           740,814       69,177
                                                                             --------       -----------    ---------

Net Investment Income (Loss)..........................................         (1,959)        2,189,292      (33,823)
                                                                             --------       -----------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................         (1,383)         (345,616)      85,096
   Net realized gain distribution from the Portfolios.................          9,636           353,627      749,269
                                                                             --------       -----------    ---------
  Net realized gain (loss) on investments.............................          8,253             8,011      834,365
                                                                             --------       -----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.        (21,791)       (4,844,686)    (910,865)
                                                                             --------       -----------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................        (13,538)       (4,836,675)     (76,500)
                                                                             --------       -----------    ---------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................       $(15,497)      $(2,647,383)   $(110,323)
                                                                             ========       ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Units were made available on February 23, 2015.
(4)Units were made available on July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                        LORD ABBETT
                                                                       SERIES FUND -
                                                                          GROWTH         MFS(R)         MFS(R)
                                                                       OPPORTUNITIES  INTERNATIONAL   INVESTORS
                                                                         PORTFOLIO   VALUE PORTFOLIO TRUST SERIES
                                                                       ------------- --------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $      --     $2,297,524    $    62,241
  Expenses:
   Asset-based charges................................................      61,807      1,743,124        125,429
                                                                         ---------     ----------    -----------

Net Investment Income (Loss)..........................................     (61,807)       554,400        (63,188)
                                                                         ---------     ----------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (84,353)     1,677,939        234,161
   Net realized gain distribution from the Portfolios.................     497,071      1,314,676        978,529
                                                                         ---------     ----------    -----------
  Net realized gain (loss) on investments.............................     412,718      2,992,615      1,212,690
                                                                         ---------     ----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (304,397)       572,426     (1,294,972)
                                                                         ---------     ----------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................     108,321      3,565,041        (82,282)
                                                                         ---------     ----------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $  46,514     $4,119,441    $  (145,470)
                                                                         =========     ==========    ===========

                                                                             MFS(R)
                                                                         MASSACHUSETTS     MFS(R)     MFS(R)
                                                                        INVESTORS GROWTH  RESEARCH  TECHNOLOGY
                                                                       STOCK PORTFOLIO(2)  SERIES   PORTFOLIO
                                                                       ------------------ --------  ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $  72,380      $  4,776  $       --
  Expenses:
   Asset-based charges................................................       153,090        12,363     249,034
                                                                           ---------      --------  ----------

Net Investment Income (Loss)..........................................       (80,710)       (7,587)   (249,034)
                                                                           ---------      --------  ----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (907,077)       (6,595)    881,173
   Net realized gain distribution from the Portfolios.................       913,996        78,539     555,152
                                                                           ---------      --------  ----------
  Net realized gain (loss) on investments.............................         6,919        71,944   1,436,325
                                                                           ---------      --------  ----------

  Net change in unrealized appreciation (depreciation) of investments.      (572,947)      (69,921)    299,968
                                                                           ---------      --------  ----------

Net Realized and Unrealized Gain (Loss) on Investments................      (566,028)        2,023   1,736,293
                                                                           ---------      --------  ----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(646,738)     $ (5,564) $1,487,259
                                                                           =========      ========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(2)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                            MULTIMANAGER
                                                                       MFS(R) UTILITIES                      AGGRESSIVE
                                                                            SERIES      MFS(R) VALUE SERIES   EQUITY*
                                                                       ---------------- ------------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $  1,862,688        $  72,558       $  21,867
  Expenses:
   Asset-based charges................................................        626,983           42,534         191,084
                                                                         ------------        ---------       ---------

Net Investment Income (Loss)..........................................      1,235,705           30,024        (169,217)
                                                                         ------------        ---------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        449,514           27,096         462,021
   Net realized gain distribution from the Portfolios.................      3,269,225          204,546              --
                                                                         ------------        ---------       ---------
  Net realized gain (loss) on investments.............................      3,718,739          231,642         462,021
                                                                         ------------        ---------       ---------

  Net change in unrealized appreciation (depreciation) of investments.    (12,713,621)        (354,863)       (157,134)
                                                                         ------------        ---------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (8,994,882)        (123,221)        304,887
                                                                         ------------        ---------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $ (7,759,177)       $ (93,197)      $ 135,670
                                                                         ============        =========       =========

                                                                       MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                                        CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                                       ------------ --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 2,039,190    $        --     $  70,383
  Expenses:
   Asset-based charges................................................   1,566,961        223,825       142,262
                                                                       -----------    -----------     ---------

Net Investment Income (Loss)..........................................     472,229       (223,825)      (71,879)
                                                                       -----------    -----------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (892,110)      (372,037)      302,942
   Net realized gain distribution from the Portfolios.................          --      1,498,853            --
                                                                       -----------    -----------     ---------
  Net realized gain (loss) on investments.............................    (892,110)     1,126,816       302,942
                                                                       -----------    -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.  (1,092,014)    (1,480,144)     (926,739)
                                                                       -----------    -----------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,984,124)      (353,328)     (623,797)
                                                                       -----------    -----------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(1,511,895)   $  (577,153)    $(695,676)
                                                                       ===========    ===========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           NEUBERGER
                                                                            BERMAN       NEUBERGER
                                                                           ABSOLUTE       BERMAN             PIMCO
                                                                            RETURN     INTERNATIONAL COMMODITYREALRETURN(R)
                                                            MULTIMANAGER MULTI-MANAGER    EQUITY            STRATEGY
                                                            TECHNOLOGY*    PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                            ------------ ------------- ------------- ----------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...........................  $       --    $      --     $ 20,793         $   792,232
  Expenses:
   Asset-based charges.....................................     169,849       15,638       23,976             263,438
                                                             ----------    ---------     --------         -----------

Net Investment Income (Loss)...............................    (169,849)     (15,638)      (3,183)            528,794
                                                             ----------    ---------     --------         -----------

Net realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.................     501,124        2,809        1,601          (2,267,468)
   Net realized gain distribution from the Portfolios......   1,031,548       15,789        6,020                  --
                                                             ----------    ---------     --------         -----------
  Net realized gain (loss) on investments..................   1,532,672       18,598        7,621          (2,267,468)
                                                             ----------    ---------     --------         -----------

  Net change in unrealized appreciation (depreciation) of
   investments.............................................    (802,907)    (102,975)     (61,552)         (3,787,950)
                                                             ----------    ---------     --------         -----------

Net Realized and Unrealized Gain (Loss) on
 Investments...............................................     729,765      (84,377)     (53,931)         (6,055,418)
                                                             ----------    ---------     --------         -----------

Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................  $  559,916    $(100,015)    $(57,114)        $(5,526,624)
                                                             ==========    =========     ========         ===========

                                                               PIMCO
                                                             EMERGING
                                                              MARKETS     PIMCO GLOBAL
                                                               BOND      BOND PORTFOLIO
                                                             PORTFOLIO     (UNHEDGED)
                                                            -----------  --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios........................... $   998,201     $ 12,354
  Expenses:
   Asset-based charges.....................................     277,210        8,712
                                                            -----------     --------

Net Investment Income (Loss)...............................     720,991        3,642
                                                            -----------     --------

Net realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.................    (583,151)     (19,772)
   Net realized gain distribution from the Portfolios......      94,841           --
                                                            -----------     --------
  Net realized gain (loss) on investments..................    (488,310)     (19,772)
                                                            -----------     --------

  Net change in unrealized appreciation (depreciation) of
   investments.............................................    (936,822)     (23,092)
                                                            -----------     --------

Net Realized and Unrealized Gain (Loss) on
 Investments...............................................  (1,425,132)     (42,864)
                                                            -----------     --------

Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................ $  (704,141)    $(39,222)
                                                            ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                             PIMCO
                                                                       GLOBAL MULTI-ASSET    PIMCO        PIMCO
                                                                       MANAGED ALLOCATION REAL RETURN  TOTAL RETURN  PROFUND
                                                                           PORTFOLIO       PORTFOLIO    PORTFOLIO    VP BEAR
                                                                       ------------------ -----------  ------------ --------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................      $ 13,785      $ 2,555,924  $ 6,846,760  $     --
  Expenses:
   Asset-based charges................................................         5,170          954,246    1,994,465     4,101
                                                                            --------      -----------  -----------  --------

Net Investment Income (Loss)..........................................         8,615        1,601,678    4,852,295    (4,101)
                                                                            --------      -----------  -----------  --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................           145       (1,341,404)    (350,172)  (74,019)
   Net realized gain distribution from the Portfolios.................            --               --    1,493,229        --
                                                                            --------      -----------  -----------  --------
  Net realized gain (loss) on investments.............................           145       (1,341,404)   1,143,057   (74,019)
                                                                            --------      -----------  -----------  --------

  Net change in unrealized appreciation (depreciation) of investments.       (35,307)      (3,006,707)  (7,526,900)   58,743
                                                                            --------      -----------  -----------  --------

Net Realized and Unrealized Gain (Loss) on Investments................       (35,162)      (4,348,111)  (6,383,843)  (15,276)
                                                                            --------      -----------  -----------  --------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................      $(26,547)     $(2,746,433) $(1,531,548) $(19,377)
                                                                            ========      ===========  ===========  ========

                                                                                     PUTNAM VT
                                                                                     ABSOLUTE
                                                                        PROFUND VP    RETURN
                                                                       BIOTECHNOLOGY 500 FUND
                                                                       ------------- ---------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $        --  $    628
  Expenses:
   Asset-based charges................................................      741,958    13,371
                                                                        -----------  --------

Net Investment Income (Loss)..........................................     (741,958)  (12,743)
                                                                        -----------  --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    2,874,193    (3,096)
   Net realized gain distribution from the Portfolios.................    1,714,307    18,772
                                                                        -----------  --------
  Net realized gain (loss) on investments.............................    4,588,500    15,676
                                                                        -----------  --------

  Net change in unrealized appreciation (depreciation) of investments.   (3,804,914)  (33,071)
                                                                        -----------  --------

Net Realized and Unrealized Gain (Loss) on Investments................      783,586   (17,395)
                                                                        -----------  --------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................  $    41,628  $(30,138)
                                                                        ===========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                           PUTNAM           PUTNAM         PUTNAM
                                                                       VT DIVERSIFIED  VT GLOBAL ASSET   VT RESEARCH
                                                                        INCOME FUND   ALLOCATION FUND(4)   FUND(4)
                                                                       -------------- ------------------ -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $ 236,545         $    --          $ --
  Expenses:
   Asset-based charges................................................      41,215           2,963            18
                                                                         ---------         -------          ----

Net Investment Income (Loss)..........................................     195,330          (2,963)          (18)
                                                                         ---------         -------          ----

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (137,553)            119            --
   Net realized gain distribution from the Portfolios.................          --              --            --
                                                                         ---------         -------          ----
  Net realized gain (loss) on investments.............................    (137,553)            119            --
                                                                         ---------         -------          ----

  Net change in unrealized appreciation (depreciation) of investments.    (192,715)          4,425           291
                                                                         ---------         -------          ----

Net Realized and Unrealized Gain (Loss) on Investments................    (330,268)          4,544           291
                                                                         ---------         -------          ----

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(134,938)        $ 1,581          $273
                                                                         =========         =======          ====

                                                                       QS LEGG MASON    SEI VP      SEI VP
                                                                          DYNAMIC      BALANCED  CONSERVATIVE
                                                                       MULTI-STRATEGY  STRATEGY    STRATEGY
                                                                       VIT PORTFOLIO     FUND        FUND
                                                                       -------------- ---------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $  29,898    $  70,878   $ 123,039
  Expenses:
   Asset-based charges................................................      47,648       48,189      83,404
                                                                         ---------    ---------   ---------

Net Investment Income (Loss)..........................................     (17,750)      22,689      39,635
                                                                         ---------    ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (49,776)       2,791       7,985
   Net realized gain distribution from the Portfolios.................      40,812       41,186      51,944
                                                                         ---------    ---------   ---------
  Net realized gain (loss) on investments.............................      (8,964)      43,977      59,929
                                                                         ---------    ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (284,155)    (323,509)   (246,414)
                                                                         ---------    ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (293,119)    (279,532)   (186,485)
                                                                         ---------    ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(310,869)   $(256,843)  $(146,850)
                                                                         =========    =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(4)Units were made available on July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                   T. ROWE
                                                                          SEI VP        SEI VP        SEI VP     PRICE EQUITY
                                                                       MARKET GROWTH  MARKET PLUS    MODERATE       INCOME
                                                                       STRATEGY FUND STRATEGY FUND STRATEGY FUND PORTFOLIO-II
                                                                       ------------- ------------- ------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $  78,639     $ 13,266      $ 141,132    $  34,642
  Expenses:
   Asset-based charges................................................      75,709       16,574         72,525       24,881
                                                                         ---------     --------      ---------    ---------

Net Investment Income (Loss)..........................................       2,930       (3,308)        68,607        9,761
                                                                         ---------     --------      ---------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        (461)     (11,428)         5,283       14,388
   Net realized gain distribution from the Portfolios.................     119,016       32,008         76,489       53,654
                                                                         ---------     --------      ---------    ---------
  Net realized gain (loss) on investments.............................     118,555       20,580         81,772       68,042
                                                                         ---------     --------      ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (487,446)     (99,574)      (343,086)    (248,669)
                                                                         ---------     --------      ---------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (368,891)     (78,994)      (261,314)    (180,627)
                                                                         ---------     --------      ---------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(365,961)    $(82,302)     $(192,707)   $(170,866)
                                                                         =========     ========      =========    =========

                                                                                        TEMPLETON
                                                                        T. ROWE PRICE   DEVELOPING
                                                                       HEALTH SCIENCES   MARKETS
                                                                        PORTFOLIO-II     VIP FUND
                                                                       --------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $        --   $   169,273
  Expenses:
   Asset-based charges................................................     1,531,480       117,367
                                                                         -----------   -----------

Net Investment Income (Loss)..........................................    (1,531,480)       51,906
                                                                         -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     4,996,876      (441,704)
   Net realized gain distribution from the Portfolios.................     9,490,616     1,077,954
                                                                         -----------   -----------
  Net realized gain (loss) on investments.............................    14,487,492       636,250
                                                                         -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (5,347,224)   (2,540,272)
                                                                         -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................     9,140,268    (1,904,022)
                                                                         -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $ 7,608,788   $(1,852,116)
                                                                         ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                VAN ECK
                                                                        TEMPLETON     TEMPLETON   TEMPLETON   VIP GLOBAL
                                                                         FOREIGN     GLOBAL BOND   GROWTH     HARD ASSETS
                                                                        VIP FUND      VIP FUND    VIP FUND       FUND
                                                                       -----------  ------------  ---------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   353,949  $ 11,028,927  $  54,445  $      8,524
  Expenses:
   Asset-based charges................................................     148,252     2,011,364     29,086       384,631
                                                                       -----------  ------------  ---------  ------------

Net Investment Income (Loss)..........................................     205,697     9,017,563     25,359      (376,107)
                                                                       -----------  ------------  ---------  ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (26,142)   (2,816,543)    35,599    (2,519,607)
   Net realized gain distribution from the Portfolios.................     361,517       716,319         --            --
                                                                       -----------  ------------  ---------  ------------
  Net realized gain (loss) on investments.............................     335,375    (2,100,224)    35,599    (2,519,607)
                                                                       -----------  ------------  ---------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (1,395,950)  (15,207,079)  (223,203)   (7,510,829)
                                                                       -----------  ------------  ---------  ------------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,060,575)  (17,307,303)  (187,604)  (10,030,436)
                                                                       -----------  ------------  ---------  ------------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (854,878) $ (8,289,740) $(162,245) $(10,406,543)
                                                                       ===========  ============  =========  ============

                                                                         VAN ECK VIP
                                                                        UNCONSTRAINED
                                                                       EMERGING MARKETS
                                                                          BOND FUND
                                                                       ----------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $ 20,928
  Expenses:
   Asset-based charges................................................        5,438
                                                                           --------

Net Investment Income (Loss)..........................................       15,490
                                                                           --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (55,141)
   Net realized gain distribution from the Portfolios.................           --
                                                                           --------
  Net realized gain (loss) on investments.............................      (55,141)
                                                                           --------

  Net change in unrealized appreciation (depreciation) of investments.      (29,050)
                                                                           --------

Net Realized and Unrealized Gain (Loss) on Investments................      (84,191)
                                                                           --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(68,701)
                                                                           ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               7TWELVE/TM/ BALANCED
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (778,634) $  (831,988)
  Net realized gain (loss) on investments..................................................      139,561      823,490
  Net change in unrealized appreciation (depreciation) of investments......................   (6,892,222)  (2,067,253)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (7,531,295)  (2,075,751)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    9,156,340   34,566,738
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,912,297)   1,357,061
  Redemptions for contract benefits and terminations.......................................   (5,821,639)  (2,094,208)
  Contract maintenance charges.............................................................      (17,065)     (13,856)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,594,661)  33,815,735
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          (49)         650
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (11,126,005)  31,740,634
Net Assets -- Beginning of Year or Period..................................................   88,451,947   56,711,313
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 77,325,942  $88,451,947
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class 4
  Issued...................................................................................        1,333        4,000
  Redeemed.................................................................................       (1,655)        (864)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (322)       3,136
                                                                                            ============  ===========

                                                                                                AB VPS BALANCED
                                                                                                WEALTH STRATEGY
                                                                                                  PORTFOLIO**
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   31,696  $   51,740
  Net realized gain (loss) on investments..................................................    498,090     970,089
  Net change in unrealized appreciation (depreciation) of investments......................   (541,662)   (735,266)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (11,876)    286,563
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    249,993     320,306
  Transfers between Variable Investment Options including guaranteed interest account, net.    135,460    (510,910)
  Redemptions for contract benefits and terminations.......................................   (133,430)   (364,283)
  Contract maintenance charges.............................................................       (638)       (591)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    251,385    (555,478)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    239,509    (268,915)
Net Assets -- Beginning of Year or Period..................................................  5,098,300   5,367,215
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $5,337,809  $5,098,300
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         41          33
  Redeemed.................................................................................        (24)        (72)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         17         (39)
                                                                                            ==========  ==========

Unit Activity Class 4
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                              AB VPS GLOBAL
                                                                                             THEMATIC GROWTH
                                                                                              PORTFOLIO**(h)
                                                                                            -----------------
                                                                                              2015      2014
                                                                                            --------  -------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,113) $    (8)
  Net realized gain (loss) on investments..................................................    1,073       --
  Net change in unrealized appreciation (depreciation) of investments......................   (2,302)    (152)
                                                                                            --------  -------

  Net Increase (decrease) in net assets resulting from operations..........................   (2,342)    (160)
                                                                                            --------  -------

From Contractowners Transactions:
  Payments received from contractowners....................................................   93,246   18,000
  Transfers between Variable Investment Options including guaranteed interest account, net.   38,310       --
  Redemptions for contract benefits and terminations.......................................       --       --
  Contract maintenance charges.............................................................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  131,556   18,000
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      (19)      25
                                                                                            --------  -------

Net Increase (Decrease) in Net Assets......................................................  129,195   17,865
Net Assets -- Beginning of Year or Period..................................................   17,865       --
                                                                                            --------  -------

Net Assets -- End of Year or Period........................................................ $147,060  $17,865
                                                                                            ========  =======

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       14        2
  Redeemed.................................................................................       (1)      --
                                                                                            --------  -------
  Net Increase (Decrease)..................................................................       13        2
                                                                                            ========  =======

Unit Activity Class 4
  Issued...................................................................................       --       --
  Redeemed.................................................................................       --       --
                                                                                            --------  -------
  Net Increase (Decrease)..................................................................       --       --
                                                                                            ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(h)Units were made available on September 22, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AB VPS GROWTH
                                                                                                AND INCOME
                                                                                              PORTFOLIO**(h)
                                                                                            ------------------
                                                                                               2015      2014
                                                                                            ----------  ------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      579  $   (9)
  Net realized gain (loss) on investments..................................................        187       8
  Net change in unrealized appreciation (depreciation) of investments......................      1,750      84
                                                                                            ----------  ------

  Net Increase (decrease) in net assets resulting from operations..........................      2,516      83
                                                                                            ----------  ------

From Contractowners Transactions:
  Payments received from contractowners....................................................    585,783   3,742
  Transfers between Variable Investment Options including guaranteed interest account, net.    509,473   1,167
  Redemptions for contract benefits and terminations.......................................     (3,792)     --
  Contract maintenance charges.............................................................         --      --
                                                                                            ----------  ------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,091,464   4,909
                                                                                            ----------  ------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (25)     25
                                                                                            ----------  ------

Net Increase (Decrease) in Net Assets......................................................  1,093,955   5,017
Net Assets -- Beginning of Year or Period..................................................      5,017      --
                                                                                            ----------  ------

Net Assets -- End of Year or Period........................................................ $1,098,972  $5,017
                                                                                            ==========  ======

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        109       1
  Redeemed.................................................................................         (1)     (1)
                                                                                            ----------  ------
  Net Increase (Decrease)..................................................................        108      --
                                                                                            ==========  ======

                                                                                             AB VPS INTERNATIONAL
                                                                                                    GROWTH
                                                                                                  PORTFOLIO**
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (124,561) $ (117,138)
  Net realized gain (loss) on investments..................................................    110,231      89,106
  Net change in unrealized appreciation (depreciation) of investments......................   (342,629)   (240,800)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (356,959)   (268,832)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    922,851   1,838,907
  Transfers between Variable Investment Options including guaranteed interest account, net.    (35,119)    (30,736)
  Redemptions for contract benefits and terminations.......................................   (356,935)   (334,103)
  Contract maintenance charges.............................................................     (1,451)     (1,168)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    529,346   1,472,900
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    172,387   1,204,068
Net Assets -- Beginning of Year or Period..................................................  8,710,420   7,506,352
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,882,807  $8,710,420
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        157         196
  Redeemed.................................................................................       (114)        (74)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         43         122
                                                                                            ==========  ==========

                                                                                             AB VPS REAL ESTATE
                                                                                                 INVESTMENT
                                                                                               PORTFOLIO**(h)
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    3,677  $   (117)
  Net realized gain (loss) on investments..................................................     79,408         7
  Net change in unrealized appreciation (depreciation) of investments......................    (75,002)    2,532
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................      8,083     2,422
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,063,889    98,241
  Transfers between Variable Investment Options including guaranteed interest account, net.    510,836     3,010
  Redemptions for contract benefits and terminations.......................................    (40,829)       --
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,533,896   101,251
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (25)       25
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................  1,541,954   103,698
Net Assets -- Beginning of Year or Period..................................................    103,698        --
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,645,652  $103,698
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        169         9
  Redeemed.................................................................................        (24)       --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        145         9
                                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(h)Units were made available on September 22, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AB VPS
                                                                                             SMALL/MID CAP VALUE
                                                                                               PORTFOLIO**(h)
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (2,694) $   (252)
  Net realized gain (loss) on investments..................................................     50,287         1
  Net change in unrealized appreciation (depreciation) of investments......................   (105,936)    3,988
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................    (58,343)    3,737
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    896,069    52,567
  Transfers between Variable Investment Options including guaranteed interest account, net.    162,035    90,834
  Redemptions for contract benefits and terminations.......................................     (6,368)     (777)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,051,736   142,624
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (21)       26
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................    993,372   146,387
Net Assets -- Beginning of Year or Period..................................................    146,387        --
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,139,759  $146,387
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        125        15
  Redeemed.................................................................................        (18)       --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        107        15
                                                                                            ==========  ========

                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (43,798) $   30,343
  Net realized gain (loss) on investments..................................................    164,738     114,121
  Net change in unrealized appreciation (depreciation) of investments......................   (655,260)   (166,724)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (534,320)    (22,260)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,713,389   3,745,226
  Transfers between Variable Investment Options including guaranteed interest account, net.    289,598   1,008,258
  Redemptions for contract benefits and terminations.......................................   (322,884)    (61,764)
  Contract maintenance charges.............................................................     (2,014)       (795)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,678,089   4,690,925
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         57         200
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,143,826   4,668,865
Net Assets -- Beginning of Year or Period..................................................  6,907,945   2,239,080
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $9,051,771  $6,907,945
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        316         483
  Redeemed.................................................................................        (73)        (55)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        243         428
                                                                                            ==========  ==========

                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 50*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   37,455  $  120,166
  Net realized gain (loss) on investments..................................................    162,937         936
  Net change in unrealized appreciation (depreciation) of investments......................   (503,535)    (54,929)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (303,143)     66,173
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    136,183     168,821
  Transfers between Variable Investment Options including guaranteed interest account, net.     34,303     123,855
  Redemptions for contract benefits and terminations.......................................    (26,429)     (7,174)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    144,057     285,502
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (159,086)    351,675
Net Assets -- Beginning of Year or Period..................................................  4,353,606   4,001,931
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,194,520  $4,353,606
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         20          30
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          28
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(h)Units were made available on September 22, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 75*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   46,873  $  138,735
  Net realized gain (loss) on investments..................................................    123,186         458
  Net change in unrealized appreciation (depreciation) of investments......................   (591,207)   (147,407)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (421,148)     (8,214)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    122,554     439,900
  Transfers between Variable Investment Options including guaranteed interest account, net.     73,034      33,828
  Redemptions for contract benefits and terminations.......................................     (8,361)     (3,006)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    187,227     470,722
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (233,921)    462,508
Net Assets -- Beginning of Year or Period..................................................  4,410,801   3,948,293
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,176,880  $4,410,801
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         23          48
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          46
                                                                                            ==========  ==========

                                                                                                    ALL ASSET
                                                                                                 GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (74,729) $    17,803
  Net realized gain (loss) on investments..................................................     351,429      364,776
  Net change in unrealized appreciation (depreciation) of investments......................  (1,146,107)    (291,122)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (869,407)      91,457
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,991,263    3,679,625
  Transfers between Variable Investment Options including guaranteed interest account, net.    (674,009)    (452,149)
  Redemptions for contract benefits and terminations.......................................    (267,625)    (638,358)
  Contract maintenance charges.............................................................      (4,219)      (2,946)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,045,410    2,586,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,176,003    2,677,629
Net Assets -- Beginning of Year or Period..................................................  12,545,953    9,868,324
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $14,721,956  $12,545,953
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         330          303
  Redeemed.................................................................................        (115)        (117)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         215          186
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                    MODERATE
                                                                                                 GROWTH-ALT 15*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (50,055) $   65,153
  Net realized gain (loss) on investments..................................................     159,905      89,718
  Net change in unrealized appreciation (depreciation) of investments......................    (749,371)   (156,869)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (639,521)     (1,998)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,586,650   5,975,031
  Transfers between Variable Investment Options including guaranteed interest account, net.    (360,231)    691,460
  Redemptions for contract benefits and terminations.......................................    (405,070)   (346,967)
  Contract maintenance charges.............................................................      (2,888)     (1,108)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,818,461   6,318,416
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         125         249
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   3,179,065   6,316,667
Net Assets -- Beginning of Year or Period..................................................   8,926,986   2,610,319
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $12,106,051  $8,926,986
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................         586         631
  Redeemed.................................................................................        (230)        (46)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         356         585
                                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              ALPS | RED ROCKS LISTED
                                                                                            PRIVATE EQUITY PORTFOLIO(n)
                                                                                            ---------------------------
                                                                                                       2015
                                                                                            ---------------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................          $    135
  Net realized gain (loss) on investments..................................................               (45)
  Net change in unrealized appreciation (depreciation) of investments......................            (9,427)
                                                                                                     --------

  Net Increase (decrease) in net assets resulting from operations..........................            (9,337)
                                                                                                     --------

From Contractowners Transactions:
  Payments received from contractowners....................................................           336,847
  Transfers between Variable Investment Options including guaranteed interest account, net.           129,521
  Redemptions for contract benefits and terminations.......................................              (527)
  Contract maintenance charges.............................................................                --
                                                                                                     --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........           465,841
                                                                                                     --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...                14
                                                                                                     --------

Net Increase (Decrease) in Net Assets......................................................           456,518
Net Assets -- Beginning of Year or Period..................................................                --
                                                                                                     --------

Net Assets -- End of Year or Period........................................................          $456,518
                                                                                                     ========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................                --
  Redeemed.................................................................................                --
                                                                                                     --------
  Net Increase (Decrease)..................................................................                --
                                                                                                     ========

Unit Activity Class I
  Issued...................................................................................                48
                                                                                                     --------
  Net Increase (Decrease)..................................................................                48
                                                                                                     ========

                                                                                               AMERICAN CENTURY
                                                                                                 VP INFLATION
                                                                                                PROTECTION FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   19,938  $    2,612
  Net realized gain (loss) on investments..................................................    (46,823)      7,857
  Net change in unrealized appreciation (depreciation) of investments......................    (94,712)    (36,864)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (121,597)    (26,395)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,006,785   1,501,446
  Transfers between Variable Investment Options including guaranteed interest account, net.    769,972     675,596
  Redemptions for contract benefits and terminations.......................................   (616,687)    (64,541)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,160,070   2,112,501
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        324          66
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,038,797   2,086,172
Net Assets -- Beginning of Year or Period..................................................  2,169,171      82,999
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,207,968  $2,169,171
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        224         220
  Redeemed.................................................................................       (105)        (10)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        119         210
                                                                                            ==========  ==========

Unit Activity Class I
  Issued...................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                               AMERICAN CENTURY
                                                                                                   VP LARGE
                                                                                                 COMPANY VALUE
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (2,482) $   (3,932)
  Net realized gain (loss) on investments..................................................     78,466     190,582
  Net change in unrealized appreciation (depreciation) of investments......................   (221,934)     68,190
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (145,950)    254,840
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     88,289      58,666
  Transfers between Variable Investment Options including guaranteed interest account, net.    105,978      40,574
  Redemptions for contract benefits and terminations.......................................   (106,128)   (127,692)
  Contract maintenance charges.............................................................       (355)       (396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,784     (28,848)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    (58,166)    225,992
Net Assets -- Beginning of Year or Period..................................................  2,581,482   2,355,490
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,523,316  $2,581,482
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         20          43
  Redeemed.................................................................................        (16)        (44)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4          (1)
                                                                                            ==========  ==========

Unit Activity Class I
  Issued...................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                AMERICAN CENTURY
                                                                                                   VP MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    59,188  $  (141,579)
  Net realized gain (loss) on investments..................................................   3,442,718    2,834,795
  Net change in unrealized appreciation (depreciation) of investments......................  (5,520,076)   2,292,870
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,018,170)   4,986,086
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  18,236,042   12,283,313
  Transfers between Variable Investment Options including guaranteed interest account, net.   7,619,787    3,945,627
  Redemptions for contract benefits and terminations.......................................  (2,193,154)  (1,056,418)
  Contract maintenance charges.............................................................      (6,227)      (3,911)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  23,656,448   15,168,611
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...     (21,136)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  21,617,142   20,154,697
Net Assets -- Beginning of Year or Period..................................................  47,836,312   27,681,615
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $69,453,454  $47,836,312
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class II
  Issued...................................................................................       1,651        1,192
  Redeemed.................................................................................        (263)        (219)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,388          973
                                                                                            ===========  ===========

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                            SERIES(R) ASSET ALLOCATION
                                                                                                    FUND/SM/
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   114,322   $   63,929
  Net realized gain (loss) on investments..................................................     592,709      144,162
  Net change in unrealized appreciation (depreciation) of investments......................    (683,807)     (62,632)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................      23,224      145,459
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   7,387,452    6,273,282
  Transfers between Variable Investment Options including guaranteed interest account, net.     528,394    1,128,537
  Redemptions for contract benefits and terminations.......................................    (621,342)    (241,166)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,294,504    7,160,653
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         255          701
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   7,317,983    7,306,813
Net Assets -- Beginning of Year or Period..................................................   7,662,710      355,897
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $14,980,693   $7,662,710
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................         857          705
  Redeemed.................................................................................        (155)         (22)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................         702          683
                                                                                            ===========   ==========

Unit Activity Class II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========   ==========

                                                                                                 AMERICAN FUNDS
                                                                                                    INSURANCE
                                                                                                 SERIES(R) BOND
                                                                                                    FUND/SM/
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   115,042  $   110,613
  Net realized gain (loss) on investments..................................................     351,067        3,118
  Net change in unrealized appreciation (depreciation) of investments......................    (863,347)     (11,822)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (397,238)     101,909
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,113,677    4,332,536
  Transfers between Variable Investment Options including guaranteed interest account, net.  10,704,977    4,605,189
  Redemptions for contract benefits and terminations.......................................    (567,020)    (147,872)
  Contract maintenance charges.............................................................      (1,838)        (377)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  16,249,796    8,789,476
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         269          290
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  15,852,827    8,891,675
Net Assets -- Beginning of Year or Period..................................................  10,340,658    1,448,983
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $26,193,485  $10,340,658
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................       1,809          924
  Redeemed.................................................................................        (189)         (45)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,620          879
                                                                                            ===========  ===========

Unit Activity Class II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                AMERICAN FUNDS
                                                                                            INSURANCE SERIES(R) GLOBAL
                                                                                                GROWTH FUND/SM/
                                                                                            -------------------------
                                                                                               2015          2014
                                                                                             ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    2,026    $    5,532
  Net realized gain (loss) on investments..................................................    154,416        30,878
  Net change in unrealized appreciation (depreciation) of investments......................    (86,320)       (7,382)
                                                                                             ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................     70,122        29,028
                                                                                             ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    996,923       857,917
  Transfers between Variable Investment Options including guaranteed interest account, net.    502,603       434,692
  Redemptions for contract benefits and terminations.......................................   (256,309)      (45,548)
  Contract maintenance charges.............................................................         --            --
                                                                                             ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,243,217     1,247,061
                                                                                             ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (49)           45
                                                                                             ----------   ----------

Net Increase (Decrease) in Net Assets......................................................  1,313,290     1,276,134
Net Assets -- Beginning of Year or Period..................................................  1,355,779        79,645
                                                                                             ----------   ----------

Net Assets -- End of Year or Period........................................................ $2,669,069    $1,355,779
                                                                                             ==========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................        164           135
  Redeemed.................................................................................        (49)          (13)
                                                                                             ----------   ----------
  Net Increase (Decrease)..................................................................        115           122
                                                                                             ==========   ==========

                                                                                                 AMERICAN FUNDS
                                                                                            INSURANCE SERIES(R) GLOBAL
                                                                                                     SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (139,541)  $  (60,476)
  Net realized gain (loss) on investments..................................................     908,717       74,602
  Net change in unrealized appreciation (depreciation) of investments......................  (1,267,555)     (69,093)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (498,379)     (54,967)
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,123,353    3,367,734
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,837,314    1,836,339
  Redemptions for contract benefits and terminations.......................................    (289,524)     (96,043)
  Contract maintenance charges.............................................................      (1,070)        (407)
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,670,073    5,107,623
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,200          100
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   5,172,894    5,052,756
Net Assets -- Beginning of Year or Period..................................................   6,911,983    1,859,227
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $12,084,877   $6,911,983
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................         779          532
  Redeemed.................................................................................        (306)         (88)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................         473          444
                                                                                            ===========   ==========

                                                                                                AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                            SERIES(R) GROWTH-INCOME
                                                                                                   FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   20,600  $    8,847
  Net realized gain (loss) on investments..................................................    378,142      33,028
  Net change in unrealized appreciation (depreciation) of investments......................   (425,922)     26,094
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (27,180)     67,969
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,274,296   1,014,650
  Transfers between Variable Investment Options including guaranteed interest account, net.    878,641     427,421
  Redemptions for contract benefits and terminations.......................................   (528,609)    (14,099)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,624,328   1,427,972
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         390
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,597,148   1,496,331
Net Assets -- Beginning of Year or Period..................................................  1,561,351      65,020
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,158,499  $1,561,351
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................        305         147
  Redeemed.................................................................................        (70)        (17)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        235         130
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                             INTERNATIONAL GROWTH
                                                                                              AND INCOME FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   29,791  $   36,981
  Net realized gain (loss) on investments..................................................    (33,817)     24,652
  Net change in unrealized appreciation (depreciation) of investments......................   (233,313)   (143,952)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (237,339)    (82,319)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,228,536   1,123,332
  Transfers between Variable Investment Options including guaranteed interest account, net.    305,526     559,717
  Redemptions for contract benefits and terminations.......................................    (87,632)    (63,912)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,446,430   1,619,137
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         (10)
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,209,091   1,536,808
Net Assets -- Beginning of Year or Period..................................................  1,661,964     125,156
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,871,055  $1,661,964
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................        206         199
  Redeemed.................................................................................        (59)        (39)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        147         160
                                                                                            ==========  ==========
Unit Activity Class P-2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 MANAGED RISK
                                                                                            ASSET ALLOCATION FUND/SM/
                                                                                            ------------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    6,352   $  (55,973)
  Net realized gain (loss) on investments..................................................    184,445       68,846
  Net change in unrealized appreciation (depreciation) of investments......................   (334,700)      65,081
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (143,903)      77,954
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    873,344    3,405,698
  Transfers between Variable Investment Options including guaranteed interest account, net.   (521,778)     111,418
  Redemptions for contract benefits and terminations.......................................   (173,202)    (110,647)
  Contract maintenance charges.............................................................       (574)        (184)
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    177,790    3,406,285
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      1,251          102
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................     35,138    3,484,341
Net Assets -- Beginning of Year or Period..................................................  5,664,360    2,180,019
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $5,699,498   $5,664,360
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========
Unit Activity Class P-2
  Issued...................................................................................        149          388
  Redeemed.................................................................................       (134)         (90)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         15          298
                                                                                            ==========   ==========


                                                                                            AMERICAN FUNDS INSURANCE
                                                                                            SERIES(R) NEW WORLD FUND(R)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            -----------   -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (208,200)  $    18,452
  Net realized gain (loss) on investments..................................................     447,896     1,130,262
  Net change in unrealized appreciation (depreciation) of investments......................  (1,731,045)   (3,075,855)
                                                                                            -----------   -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,491,349)   (1,927,141)
                                                                                            -----------   -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,096,987     9,908,242
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,546,991     5,707,296
  Redemptions for contract benefits and terminations.......................................  (1,227,144)     (282,618)
  Contract maintenance charges.............................................................      (2,362)         (883)
                                                                                            -----------   -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  11,414,472    15,332,037
                                                                                            -----------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,001            --
                                                                                            -----------   -----------

Net Increase (Decrease) in Net Assets......................................................   9,925,124    13,404,896
Net Assets -- Beginning of Year or Period..................................................  20,030,140     6,625,244
                                                                                            -----------   -----------

Net Assets -- End of Year or Period........................................................ $29,955,264   $20,030,140
                                                                                            ===========   ===========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................       1,576         1,645
  Redeemed.................................................................................        (398)         (191)
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................       1,178         1,454
                                                                                            ===========   ===========
Unit Activity Class P-2
  Issued...................................................................................          --            --
  Redeemed.................................................................................          --            --
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................          --            --
                                                                                            ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (687,274) $  (802,625)
  Net realized gain (loss) on investments..................................................   6,642,627    6,533,373
  Net change in unrealized appreciation (depreciation) of investments......................  (9,254,336)    (344,281)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,298,983)   5,386,467
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,252,547    2,059,233
  Transfers between Variable Investment Options including guaranteed interest account, net.     398,714   (2,542,503)
  Redemptions for contract benefits and terminations.......................................  (3,553,704)  (3,101,842)
  Contract maintenance charges.............................................................  (1,146,832)  (1,084,336)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,049,275)  (4,669,448)
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (5,348,258)     717,019
Net Assets -- Beginning of Year or Period..................................................  77,670,896   76,953,877
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $72,322,638  $77,670,896
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         502          365
  Redeemed.................................................................................        (566)        (605)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (64)        (240)
                                                                                            ===========  ===========

                                                                                                  AXA 500 MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (987,215) $ (1,610,047)
  Net realized gain (loss) on investments..................................................   12,784,684    14,722,212
  Net change in unrealized appreciation (depreciation) of investments......................  (13,364,371)    5,879,376
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,566,902)   18,991,541
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    4,260,082     3,712,928
  Transfers between Variable Investment Options including guaranteed interest account, net.   (5,707,096)   (8,796,011)
  Redemptions for contract benefits and terminations.......................................   (8,684,313)   (8,891,125)
  Contract maintenance charges.............................................................   (2,642,817)   (2,534,422)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,774,144)  (16,508,630)
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................  (14,341,046)    2,482,911
Net Assets -- Beginning of Year or Period..................................................  185,200,951   182,718,040
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $170,859,905  $185,200,951
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        1,082           886
  Redeemed.................................................................................       (1,757)       (1,870)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (675)         (984)
                                                                                            ============  ============

                                                                                                AXA 2000 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (836,884) $(1,051,477)
  Net realized gain (loss) on investments..................................................   5,344,734    6,148,952
  Net change in unrealized appreciation (depreciation) of investments......................  (9,440,090)  (2,915,103)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (4,932,240)   2,182,372
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,706,378    2,196,149
  Transfers between Variable Investment Options including guaranteed interest account, net.    (244,739)     852,973
  Redemptions for contract benefits and terminations.......................................  (3,907,142)  (3,586,702)
  Contract maintenance charges.............................................................  (1,202,595)  (1,159,781)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,648,098)  (1,697,361)
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (8,580,338)     485,011
Net Assets -- Beginning of Year or Period..................................................  83,165,581   82,680,570
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $74,585,243  $83,165,581
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         394          482
  Redeemed.................................................................................        (559)        (546)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (165)         (64)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 AXA AGGRESSIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (92,557) $    24,171
  Net realized gain (loss) on investments..................................................   1,473,475    2,375,863
  Net change in unrealized appreciation (depreciation) of investments......................  (1,925,924)  (1,723,630)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (545,006)     676,404
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     757,193    1,340,666
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,185,450)  (1,032,837)
  Redemptions for contract benefits and terminations.......................................    (839,352)  (1,135,060)
  Contract maintenance charges.............................................................      (5,685)      (6,265)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,273,294)    (833,496)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (2,818,300)    (157,092)
Net Assets -- Beginning of Year or Period..................................................  21,411,296   21,568,388
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $18,592,996  $21,411,296
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          61           56
  Redeemed.................................................................................        (225)        (177)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (164)        (121)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          61           98
  Redeemed.................................................................................         (37)          (6)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          24           92
                                                                                            ===========  ===========

                                                                                               AXA AGGRESSIVE STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      (77,084) $    6,287,599
  Net realized gain (loss) on investments..................................................     32,260,410      34,883,837
  Net change in unrealized appreciation (depreciation) of investments......................    (93,780,235)     17,002,624
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (61,596,909)     58,174,060
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    572,015,259     612,858,015
  Transfers between Variable Investment Options including guaranteed interest account, net.    195,914,367     200,877,467
  Redemptions for contract benefits and terminations.......................................    (28,912,489)    (15,293,260)
  Contract maintenance charges.............................................................    (26,293,351)    (12,847,454)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    712,723,786     785,594,768
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         26,740          30,951
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    651,153,617     843,799,779
Net Assets -- Beginning of Year or Period..................................................  1,585,315,153     741,515,374
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $2,236,468,770  $1,585,315,153
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         57,416          62,621
  Redeemed.................................................................................         (4,269)         (1,990)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         53,147          60,631
                                                                                            ==============  ==============

                                                                                                AXA BALANCED STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (9,225,934) $   (3,317,272)
  Net realized gain (loss) on investments..................................................     39,915,795      54,254,835
  Net change in unrealized appreciation (depreciation) of investments......................    (84,028,324)      6,561,423
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (53,338,463)     57,498,986
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    359,304,437     456,036,822
  Transfers between Variable Investment Options including guaranteed interest account, net.    101,860,249     146,540,662
  Redemptions for contract benefits and terminations.......................................    (82,221,663)    (56,757,959)
  Contract maintenance charges.............................................................    (35,409,543)    (26,183,183)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    343,533,480     519,636,342
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         36,327          19,702
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    290,231,344     577,155,030
Net Assets -- Beginning of Year or Period..................................................  2,235,686,994   1,658,531,964
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $2,525,918,338  $2,235,686,994
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         36,863          48,287
  Redeemed.................................................................................        (10,552)         (7,818)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         26,311          40,469
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA CONSERVATIVE GROWTH
                                                                                                       STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (4,770,433) $   (2,913,441)
  Net realized gain (loss) on investments..................................................     16,862,991      24,159,116
  Net change in unrealized appreciation (depreciation) of investments......................    (34,172,045)        991,346
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (22,079,487)     22,237,021
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    175,792,638     204,198,825
  Transfers between Variable Investment Options including guaranteed interest account, net.     28,271,083      44,849,221
  Redemptions for contract benefits and terminations.......................................    (48,480,841)    (35,021,980)
  Contract maintenance charges.............................................................    (16,143,908)    (12,598,616)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    139,438,972     201,427,450
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          6,000           4,501
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    117,365,485     223,668,972
Net Assets -- Beginning of Year or Period..................................................  1,051,380,671     827,711,699
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $1,168,746,156  $1,051,380,671
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         19,176          23,660
  Redeemed.................................................................................         (7,941)         (7,201)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         11,235          16,459
                                                                                            ==============  ==============

                                                                                                 AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (3,566,666) $ (3,219,750)
  Net realized gain (loss) on investments..................................................    6,322,727     9,579,466
  Net change in unrealized appreciation (depreciation) of investments......................  (13,594,427)       55,766
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................  (10,838,366)    6,415,482
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   93,860,923   108,482,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   62,950,023    33,761,461
  Redemptions for contract benefits and terminations.......................................  (38,586,521)  (31,553,368)
  Contract maintenance charges.............................................................   (9,975,560)   (7,663,037)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  108,248,865   103,027,560
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --         1,500
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   97,410,499   109,444,542
Net Assets -- Beginning of Year or Period..................................................  599,573,428   490,128,886
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $696,983,927  $599,573,428
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................       21,254        19,195
  Redeemed.................................................................................      (11,554)       (9,970)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        9,700         9,225
                                                                                            ============  ============

                                                                                                AXA GLOBAL EQUITY
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (80,087) $   (57,189)
  Net realized gain (loss) on investments..................................................     395,056      375,873
  Net change in unrealized appreciation (depreciation) of investments......................    (797,838)    (309,319)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (482,869)       9,365
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,098,999    2,190,593
  Transfers between Variable Investment Options including guaranteed interest account, net.      92,885      138,627
  Redemptions for contract benefits and terminations.......................................    (579,017)    (534,618)
  Contract maintenance charges.............................................................    (146,681)    (128,675)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     466,186    1,665,927
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     (16,683)   1,675,292
Net Assets -- Beginning of Year or Period..................................................  14,896,247   13,220,955
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $14,879,564  $14,896,247
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          64          180
  Redeemed.................................................................................         (96)         (99)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (32)          81
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          66           50
  Redeemed.................................................................................         (32)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          34           23
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GROWTH STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (4,611,178) $    4,378,327
  Net realized gain (loss) on investments..................................................     49,611,597      64,633,411
  Net change in unrealized appreciation (depreciation) of investments......................   (123,376,672)     13,603,278
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (78,376,253)     82,615,016
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    617,984,631     713,446,311
  Transfers between Variable Investment Options including guaranteed interest account, net.    225,893,474     260,635,122
  Redemptions for contract benefits and terminations.......................................    (55,275,109)    (36,043,647)
  Contract maintenance charges.............................................................    (40,297,747)    (23,972,357)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    748,305,249     914,065,429
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (46,918)          8,002
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    669,882,078     996,688,447
Net Assets -- Beginning of Year or Period..................................................  2,437,703,624   1,441,015,177
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $3,107,585,702  $2,437,703,624
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         58,408          69,244
  Redeemed.................................................................................         (6,699)         (4,117)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         51,709          65,127
                                                                                            ==============  ==============

                                                                                             AXA INTERNATIONAL CORE
                                                                                             MANAGED VOLATILITY*(e)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (178,140) $    16,296
  Net realized gain (loss) on investments..................................................     142,755      348,938
  Net change in unrealized appreciation (depreciation) of investments......................    (714,434)  (1,515,429)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (749,819)  (1,150,195)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,224,758      962,677
  Transfers between Variable Investment Options including guaranteed interest account, net.     508,010    4,804,473
  Redemptions for contract benefits and terminations.......................................    (402,775)    (363,030)
  Contract maintenance charges.............................................................    (148,092)    (103,660)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,181,901    5,300,460
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (161)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     431,921    4,150,265
Net Assets -- Beginning of Year or Period..................................................  12,077,361    7,927,096
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $12,509,282  $12,077,361
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         135          184
  Redeemed.................................................................................         (78)         (81)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          57          103
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          90          322
  Redeemed.................................................................................         (52)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          38          251
                                                                                            ===========  ===========

                                                                                                 AXA INTERNATIONAL
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,731,275) $   (757,986)
  Net realized gain (loss) on investments..................................................    3,580,076     2,839,679
  Net change in unrealized appreciation (depreciation) of investments......................   (5,902,713)  (11,680,619)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (4,053,912)   (9,598,926)
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    2,301,947     3,645,588
  Transfers between Variable Investment Options including guaranteed interest account, net.    5,650,173     7,821,377
  Redemptions for contract benefits and terminations.......................................   (6,407,396)   (5,525,673)
  Contract maintenance charges.............................................................   (1,878,516)   (1,753,025)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (333,792)    4,188,267
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   (4,387,704)   (5,410,659)
Net Assets -- Beginning of Year or Period..................................................  119,648,677   125,059,336
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $115,260,973  $119,648,677
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        1,256         1,256
  Redeemed.................................................................................       (1,236)         (851)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           20           405
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            AXA INTERNATIONAL VALUE
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (54,143) $    8,789
  Net realized gain (loss) on investments..................................................     25,010     116,665
  Net change in unrealized appreciation (depreciation) of investments......................   (146,670)   (486,336)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (175,803)   (360,882)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    151,384     538,601
  Transfers between Variable Investment Options including guaranteed interest account, net.   (132,640)    (54,547)
  Redemptions for contract benefits and terminations.......................................   (186,386)   (269,207)
  Contract maintenance charges.............................................................       (683)       (627)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (168,325)    214,220
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (344,128)   (146,662)
Net Assets -- Beginning of Year or Period..................................................  4,030,802   4,177,464
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,686,674  $4,030,802
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         56         100
  Redeemed.................................................................................        (72)        (81)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (16)         19
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                 AXA LARGE CAP
                                                                                                 CORE MANAGED
                                                                                                VOLATILITY*(f)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (33,092) $  (13,577)
  Net realized gain (loss) on investments..................................................    405,407     557,994
  Net change in unrealized appreciation (depreciation) of investments......................   (474,415)      3,484
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (102,100)    547,901
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,417,678     417,989
  Transfers between Variable Investment Options including guaranteed interest account, net.   (369,170)  3,853,721
  Redemptions for contract benefits and terminations.......................................   (345,770)   (361,861)
  Contract maintenance charges.............................................................   (131,105)    (88,091)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    571,633   3,821,758
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    469,533   4,369,659
Net Assets -- Beginning of Year or Period..................................................  7,755,944   3,386,285
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,225,477  $7,755,944
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................        174         334
  Redeemed.................................................................................       (145)        (92)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         29         242
                                                                                            ==========  ==========

                                                                                                  AXA LARGE CAP
                                                                                                 GROWTH MANAGED
                                                                                                 VOLATILITY*(g)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (267,419) $  (206,016)
  Net realized gain (loss) on investments..................................................   2,256,272    1,183,275
  Net change in unrealized appreciation (depreciation) of investments......................  (1,465,905)     555,656
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     522,948    1,532,915
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,962,865    2,398,598
  Transfers between Variable Investment Options including guaranteed interest account, net.     170,936    5,592,541
  Redemptions for contract benefits and terminations.......................................  (1,327,070)    (606,339)
  Contract maintenance charges.............................................................    (322,020)    (221,647)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,484,711    7,163,153
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,007,659    8,696,068
Net Assets -- Beginning of Year or Period..................................................  21,031,979   12,335,911
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $23,039,638  $21,031,979
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          74          137
  Redeemed.................................................................................         (49)         (53)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          25           84
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         178          407
  Redeemed.................................................................................        (126)        (133)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          52          274
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
(g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA LARGE CAP
                                                                                                  VALUE MANAGED
                                                                                                 VOLATILITY*(b)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   163,880  $    54,910
  Net realized gain (loss) on investments..................................................     763,334      573,251
  Net change in unrealized appreciation (depreciation) of investments......................  (2,367,469)     689,513
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,440,255)   1,317,674
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,865,848    1,922,945
  Transfers between Variable Investment Options including guaranteed interest account, net.   9,090,516    9,241,968
  Redemptions for contract benefits and terminations.......................................    (820,919)    (429,705)
  Contract maintenance charges.............................................................    (243,489)    (153,218)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,891,956   10,581,990
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         350        3,999
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   9,452,051   11,903,663
Net Assets -- Beginning of Year or Period..................................................  19,588,459    7,684,796
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,040,510  $19,588,459
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         671          203
  Redeemed.................................................................................         (44)         (39)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         627          164
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         151          580
  Redeemed.................................................................................        (139)         (86)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          12          494
                                                                                            ===========  ===========

                                                                                                   AXA MID CAP
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (74,904) $   (82,183)
  Net realized gain (loss) on investments..................................................     560,416      586,937
  Net change in unrealized appreciation (depreciation) of investments......................  (1,166,916)     432,947
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (681,404)     937,701
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,324,916    2,191,980
  Transfers between Variable Investment Options including guaranteed interest account, net.     193,655      713,405
  Redemptions for contract benefits and terminations.......................................    (527,511)    (253,323)
  Contract maintenance charges.............................................................    (143,387)    (100,289)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,847,673    2,551,773
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,166,269    3,489,474
Net Assets -- Beginning of Year or Period..................................................  10,430,631    6,941,157
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $12,596,900  $10,430,631
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          62          293
  Redeemed.................................................................................         (35)        (226)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          27           67
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         171          105
  Redeemed.................................................................................         (64)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           71
                                                                                            ===========  ===========


                                                                                             AXA MODERATE ALLOCATION*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (453,547) $  (110,499)
  Net realized gain (loss) on investments..................................................    3,779,218    4,413,755
  Net change in unrealized appreciation (depreciation) of investments......................   (5,854,549)  (3,065,698)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (2,528,878)   1,237,558
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   31,558,672   35,010,557
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,934,964)  (8,109,181)
  Redemptions for contract benefits and terminations.......................................   (6,108,643)  (3,858,374)
  Contract maintenance charges.............................................................      (23,231)     (17,705)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   23,491,834   23,025,297
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   20,962,956   24,262,855
Net Assets -- Beginning of Year or Period..................................................   89,054,923   64,792,068
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $110,017,879  $89,054,923
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        1,904        2,498
  Redeemed.................................................................................         (878)      (1,187)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................        1,026        1,311
                                                                                            ============  ===========

Unit Activity Class B
  Issued...................................................................................        1,304          662
  Redeemed.................................................................................         (291)         (49)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................        1,013          613
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     AXA MODERATE
                                                                                                   GROWTH STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (17,171,619) $   (4,502,723)
  Net realized gain (loss) on investments..................................................    105,025,230     154,875,209
  Net change in unrealized appreciation (depreciation) of investments......................   (210,970,238)      5,527,153
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................   (123,116,627)    155,899,639
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    640,342,269     866,763,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    192,549,343     244,440,853
  Redemptions for contract benefits and terminations.......................................   (188,085,210)   (144,815,446)
  Contract maintenance charges.............................................................    (77,319,803)    (59,389,799)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    567,486,599     906,999,147
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         25,034              --
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    444,395,006   1,062,898,786
Net Assets -- Beginning of Year or Period..................................................  4,954,326,924   3,891,428,138
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $5,398,721,930  $4,954,326,924
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         60,070          83,308
  Redeemed.................................................................................        (18,825)        (15,698)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         41,245          67,610
                                                                                            ==============  ==============

                                                                                                AXA MODERATE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (203,908) $     5,106
  Net realized gain (loss) on investments..................................................   2,374,144    3,691,410
  Net change in unrealized appreciation (depreciation) of investments......................  (3,396,343)  (2,602,627)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,226,107)   1,093,889
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,437,985    6,810,476
  Transfers between Variable Investment Options including guaranteed interest account, net.    (636,486)    (926,655)
  Redemptions for contract benefits and terminations.......................................  (4,336,082)  (1,824,424)
  Contract maintenance charges.............................................................     (12,613)     (13,321)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     452,804    4,046,076
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (773,303)   5,139,965
Net Assets -- Beginning of Year or Period..................................................  47,437,476   42,297,511
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $46,664,173  $47,437,476
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          95          226
  Redeemed.................................................................................        (280)        (339)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (185)        (113)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         548          566
  Redeemed.................................................................................        (244)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         304          547
                                                                                            ===========  ===========

                                                                                             AXA NATURAL RESOURCES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    48,060  $    77,725
  Net realized gain (loss) on investments..................................................    (833,873)      54,220
  Net change in unrealized appreciation (depreciation) of investments......................      78,080   (1,068,508)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (707,733)    (936,563)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     846,918    1,160,247
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,769      154,944
  Redemptions for contract benefits and terminations.......................................     (90,449)     (43,770)
  Contract maintenance charges.............................................................        (226)        (107)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,337,012    1,271,314
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,480,318)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (3,851,039)     334,751
Net Assets -- Beginning of Year or Period..................................................   5,948,543    5,613,792
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $ 2,097,504  $ 5,948,543
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         216          171
  Redeemed.................................................................................         (49)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         167          119
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  AXA SMARTBETA
                                                                                                     EQUITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   149,849  $   203,172
  Net realized gain (loss) on investments..................................................      20,136       81,748
  Net change in unrealized appreciation (depreciation) of investments......................     (39,339)     484,377
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     130,646      769,297
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     280,818      249,606
  Transfers between Variable Investment Options including guaranteed interest account, net.     106,767       69,759
  Redemptions for contract benefits and terminations.......................................     (12,527)        (614)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     375,058      318,751
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     505,704    1,088,048
Net Assets -- Beginning of Year or Period..................................................  11,373,002   10,284,954
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $11,878,706  $11,373,002
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................          46           30
  Redeemed.................................................................................         (11)          --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          35           30
                                                                                            ===========  ===========

                                                                                                   AXA ULTRA
                                                                                             CONSERVATIVE STRATEGY*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    22,268  $   (4,870)
  Net realized gain (loss) on investments..................................................     310,200      14,743
  Net change in unrealized appreciation (depreciation) of investments......................    (412,209)     (3,091)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     (79,741)      6,782
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................          --         347
  Transfers between Variable Investment Options including guaranteed interest account, net.  45,113,845   2,426,560
  Redemptions for contract benefits and terminations.......................................  (1,351,512)   (214,374)
  Contract maintenance charges.............................................................    (135,419)    (16,312)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  43,626,914   2,196,221
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          31          26
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  43,547,204   2,203,029
Net Assets -- Beginning of Year or Period..................................................   2,600,385     397,356
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $46,147,589  $2,600,385
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       8,689         377
  Redeemed.................................................................................      (4,344)       (160)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................       4,345         217
                                                                                            ===========  ==========

                                                                                               AXA/AB
                                                                                              DYNAMIC
                                                                                             GROWTH*(m)
                                                                                            ------------
                                                                                                2015
                                                                                            ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (373,314)
  Net realized gain (loss) on investments..................................................       (9,800)
  Net change in unrealized appreciation (depreciation) of investments......................   (2,009,856)
                                                                                            ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (2,392,970)
                                                                                            ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................  123,023,948
  Transfers between Variable Investment Options including guaranteed interest account, net.   26,932,909
  Redemptions for contract benefits and terminations.......................................     (130,668)
  Contract maintenance charges.............................................................           --
                                                                                            ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  149,826,189
                                                                                            ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        5,702
                                                                                            ------------

Net Increase (Decrease) in Net Assets......................................................  147,438,921
Net Assets -- Beginning of Year or Period..................................................           --
                                                                                            ------------

Net Assets -- End of Year or Period........................................................ $147,438,921
                                                                                            ============

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       15,746
  Redeemed.................................................................................         (120)
                                                                                            ------------
  Net Increase (Decrease)..................................................................       15,626
                                                                                            ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                    AXA/AB DYNAMIC
                                                                                                   MODERATE GROWTH*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (15,149,098) $   (8,336,632)
  Net realized gain (loss) on investments..................................................     35,033,582      30,115,711
  Net change in unrealized appreciation (depreciation) of investments......................    (75,641,494)     34,080,892
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (55,757,010)     55,859,971
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    394,209,546     490,203,754
  Transfers between Variable Investment Options including guaranteed interest account, net.    149,270,437     218,527,178
  Redemptions for contract benefits and terminations.......................................    (60,194,118)    (39,852,688)
  Contract maintenance charges.............................................................    (33,344,322)    (21,946,155)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    449,941,543     646,932,089
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             --              --
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    394,184,533     702,792,060
Net Assets -- Beginning of Year or Period..................................................  2,032,106,786   1,329,314,726
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $2,426,291,319  $2,032,106,786
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         46,465          61,598
  Redeemed.................................................................................         (9,182)         (6,250)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         37,283          55,348
                                                                                            ==============  ==============

                                                                                            AXA/AB SHORT DURATION
                                                                                              GOVERNMENT BOND*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (12,817) $ (3,669)
  Net realized gain (loss) on investments..................................................     (2,588)     (604)
  Net change in unrealized appreciation (depreciation) of investments......................     (2,590)   (1,204)
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................    (17,995)   (5,477)
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    830,962   347,423
  Transfers between Variable Investment Options including guaranteed interest account, net.   (120,376)   (2,738)
  Redemptions for contract benefits and terminations.......................................    (85,869)   (8,032)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    624,717   336,653
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         15         5
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................    606,737   331,181
Net Assets -- Beginning of Year or Period..................................................    560,364   229,183
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,167,101  $560,364
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --        --
  Redeemed.................................................................................         --        --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         --        --
                                                                                            ==========  ========

Unit Activity Class B
  Issued...................................................................................        193        57
  Redeemed.................................................................................       (130)      (23)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         63        34
                                                                                            ==========  ========

                                                                                                     AXA/AB
                                                                                                    SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (651,562) $  (505,572)
  Net realized gain (loss) on investments..................................................   5,834,568    5,458,303
  Net change in unrealized appreciation (depreciation) of investments......................  (7,432,536)  (4,033,954)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,249,530)     918,777
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,934,763   10,546,523
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,270,396   (1,367,070)
  Redemptions for contract benefits and terminations.......................................  (2,114,688)  (1,255,481)
  Contract maintenance charges.............................................................    (281,419)    (250,019)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,809,052    7,673,953
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         251          201
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   5,559,773    8,592,931
Net Assets -- Beginning of Year or Period..................................................  41,950,821   33,357,890
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $47,510,594  $41,950,821
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         383          457
  Redeemed.................................................................................        (123)        (250)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         260          207
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         367          366
  Redeemed.................................................................................        (195)        (111)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         172          255
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              AXA/DOUBLELINE
                                                                                            OPPORTUNISTIC CORE
                                                                                              PLUS BOND*(m)
                                                                                            ------------------
                                                                                                   2015
                                                                                            ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................     $   19,269
  Net realized gain (loss) on investments..................................................            (63)
  Net change in unrealized appreciation (depreciation) of investments......................        (37,706)
                                                                                                ----------

  Net Increase (decrease) in net assets resulting from operations..........................        (18,500)
                                                                                                ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................      1,366,732
  Transfers between Variable Investment Options including guaranteed interest account, net.        249,515
  Redemptions for contract benefits and terminations.......................................         (9,668)
  Contract maintenance charges.............................................................             --
                                                                                                ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      1,606,579
                                                                                                ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             56
                                                                                                ----------

Net Increase (Decrease) in Net Assets......................................................      1,588,135
Net Assets -- Beginning of Year or Period..................................................             --
                                                                                                ----------

Net Assets -- End of Year or Period........................................................     $1,588,135
                                                                                                ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                ----------
  Net Increase (Decrease)..................................................................             --
                                                                                                ==========

Unit Activity Class B
  Issued...................................................................................            171
  Redeemed.................................................................................             (8)
                                                                                                ----------
  Net Increase (Decrease)..................................................................            163
                                                                                                ==========

                                                                                             AXA/FRANKLIN BALANCED
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   79,456  $   89,502
  Net realized gain (loss) on investments..................................................    249,123     181,026
  Net change in unrealized appreciation (depreciation) of investments......................   (756,057)    105,215
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (427,478)    375,743
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    396,646     796,718
  Transfers between Variable Investment Options including guaranteed interest account, net.   (218,481)    955,705
  Redemptions for contract benefits and terminations.......................................   (415,114)   (260,856)
  Contract maintenance charges.............................................................   (108,201)    (94,331)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (345,150)  1,397,236
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (772,628)  1,772,979
Net Assets -- Beginning of Year or Period..................................................  9,536,006   7,763,027
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,763,378  $9,536,006
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         62         102
  Redeemed.................................................................................        (67)        (47)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (5)         55
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         58          90
  Redeemed.................................................................................        (82)        (42)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (24)         48
                                                                                            ==========  ==========

                                                                                               AXA/FRANKLIN SMALL
                                                                                                CAP VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (137,792) $  (162,054)
  Net realized gain (loss) on investments..................................................     728,369      801,652
  Net change in unrealized appreciation (depreciation) of investments......................  (1,479,497)    (563,192)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (888,920)      76,406
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     671,998      919,003
  Transfers between Variable Investment Options including guaranteed interest account, net.    (291,188)    (143,753)
  Redemptions for contract benefits and terminations.......................................    (475,580)    (464,159)
  Contract maintenance charges.............................................................    (145,155)    (120,217)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (239,925)     190,874
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (1,128,845)     267,280
Net Assets -- Beginning of Year or Period..................................................  11,348,470   11,081,190
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $10,219,625  $11,348,470
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          33           49
  Redeemed.................................................................................         (51)        (108)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (18)         (59)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         135          156
  Redeemed.................................................................................        (130)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           93
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (27,385) $    49,665
  Net realized gain (loss) on investments..................................................     361,160      363,915
  Net change in unrealized appreciation (depreciation) of investments......................    (951,486)     (56,776)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (617,711)     356,804
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     987,759    2,472,477
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,146,453    1,371,392
  Redemptions for contract benefits and terminations.......................................    (746,155)    (417,301)
  Contract maintenance charges.............................................................     (96,744)     (86,671)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,291,313    3,339,897
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   1,673,602    3,696,701
Net Assets -- Beginning of Year or Period..................................................  11,999,806    8,303,105
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $13,673,408  $11,999,806
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         228          228
  Redeemed.................................................................................         (84)         (39)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         144          189
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          52          133
  Redeemed.................................................................................         (43)         (85)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9           48
                                                                                            ===========  ===========

                                                                                              AXA/GOLDMAN    AXA/INVESCO
                                                                                            SACHS STRATEGIC   STRATEGIC
                                                                                            ALLOCATION*(m)  ALLOCATION*(m)
                                                                                            --------------- --------------
                                                                                                 2015            2015
                                                                                            --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................  $   (264,537)   $  (207,011)
  Net realized gain (loss) on investments..................................................       (33,706)       (10,733)
  Net change in unrealized appreciation (depreciation) of investments......................    (1,262,686)      (815,256)
                                                                                             ------------    -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (1,560,929)    (1,033,000)
                                                                                             ------------    -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    86,658,687     54,489,981
  Transfers between Variable Investment Options including guaranteed interest account, net.    25,937,162     12,321,821
  Redemptions for contract benefits and terminations.......................................      (143,306)       (59,700)
  Contract maintenance charges.............................................................            --             --
                                                                                             ------------    -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   112,452,543     66,752,102
                                                                                             ------------    -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         4,263          2,456
                                                                                             ------------    -----------

Net Increase (Decrease) in Net Assets......................................................   110,895,877     65,721,558
Net Assets -- Beginning of Year or Period..................................................            --             --
                                                                                             ------------    -----------

Net Assets -- End of Year or Period........................................................  $110,895,877    $65,721,558
                                                                                             ============    ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................            --             --
  Redeemed.................................................................................            --             --
                                                                                             ------------    -----------
  Net Increase (Decrease)..................................................................            --             --
                                                                                             ============    ===========

Unit Activity Class B
  Issued...................................................................................        11,679          6,932
  Redeemed.................................................................................          (123)           (11)
                                                                                             ------------    -----------
  Net Increase (Decrease)..................................................................        11,556          6,921
                                                                                             ============    ===========

                                                                                                   AXA/LOOMIS
                                                                                                 SAYLES GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (228,761) $  (197,775)
  Net realized gain (loss) on investments..................................................    (246,681)   5,484,916
  Net change in unrealized appreciation (depreciation) of investments......................   2,129,624   (4,314,458)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   1,654,182      972,683
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,883,680    1,918,918
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,944,456     (672,429)
  Redemptions for contract benefits and terminations.......................................    (710,008)    (584,665)
  Contract maintenance charges.............................................................     (47,297)     (42,879)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,070,831      618,945
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   4,725,013    1,591,628
Net Assets -- Beginning of Year or Period..................................................  16,383,655   14,792,027
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $21,108,668  $16,383,655
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         212          150
  Redeemed.................................................................................        (101)        (132)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         111           18
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         116           63
  Redeemed.................................................................................         (33)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          83           38
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             AXA/MUTUAL LARGE CAP
                                                                                                EQUITY MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   19,111  $   18,482
  Net realized gain (loss) on investments..................................................    236,462     125,174
  Net change in unrealized appreciation (depreciation) of investments......................   (404,444)    108,579
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (148,871)    252,235
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    760,423     199,998
  Transfers between Variable Investment Options including guaranteed interest account, net.   (460,618)    526,597
  Redemptions for contract benefits and terminations.......................................    (71,905)   (152,422)
  Contract maintenance charges.............................................................    (46,678)    (43,589)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    181,222     530,584
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (15)         23
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................     32,336     782,842
Net Assets -- Beginning of Year or Period..................................................  3,819,998   3,037,156
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,852,334  $3,819,998
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          1           6
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (4)         --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         96          68
  Redeemed.................................................................................        (79)        (22)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         17          46
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                              AXA/TEMPLETON GLOBAL
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (269,416) $     8,201
  Net realized gain (loss) on investments..................................................     577,034      597,418
  Net change in unrealized appreciation (depreciation) of investments......................  (1,009,483)    (713,705)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (701,865)    (108,086)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,346,493    3,763,030
  Transfers between Variable Investment Options including guaranteed interest account, net.      96,262      598,584
  Redemptions for contract benefits and terminations.......................................    (929,069)    (871,125)
  Contract maintenance charges.............................................................    (284,794)    (217,637)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     228,892    3,272,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (472,973)   3,164,766
Net Assets -- Beginning of Year or Period..................................................  17,679,743   14,514,977
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $17,206,770  $17,679,743
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          10           52
  Redeemed.................................................................................         (37)         (39)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (27)          13
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         230          416
  Redeemed.................................................................................        (167)        (139)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          63          277
                                                                                            ===========  ===========

Unit Activity Class III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (264,931) $   812,433
  Net realized gain (loss) on investments..................................................   5,113,859    7,937,079
  Net change in unrealized appreciation (depreciation) of investments......................  (7,309,508)  (8,492,557)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,460,580)     256,955
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  18,749,035   22,399,108
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,102,315     (681,931)
  Redemptions for contract benefits and terminations.......................................  (4,950,343)  (3,617,039)
  Contract maintenance charges.............................................................     (12,799)     (10,543)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  16,888,208   18,089,595
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          998
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  14,427,628   18,347,548
Net Assets -- Beginning of Year or Period..................................................  83,066,715   64,719,167
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $97,494,343  $83,066,715
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class III
  Issued...................................................................................       2,641        2,504
  Redeemed.................................................................................      (1,075)        (911)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,566        1,593
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               BLACKROCK GLOBAL
                                                                                            OPPORTUNITIES V.I. FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      279  $    1,760
  Net realized gain (loss) on investments..................................................     (4,230)     62,811
  Net change in unrealized appreciation (depreciation) of investments......................    (19,156)   (105,684)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (23,107)    (41,113)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,316,765   1,117,448
  Transfers between Variable Investment Options including guaranteed interest account, net.    172,733     399,866
  Redemptions for contract benefits and terminations.......................................   (267,061)    (73,010)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,222,437   1,444,304
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         446
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,199,330   1,403,637
Net Assets -- Beginning of Year or Period..................................................  1,430,289      26,652
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,629,619  $1,430,289
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................        178         155
  Redeemed.................................................................................        (52)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        126         141
                                                                                            ==========  ==========

                                                                                               BLACKROCK LARGE CAP
                                                                                                GROWTH V.I. FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (307,201) $  (180,828)
  Net realized gain (loss) on investments..................................................   2,268,535    4,033,168
  Net change in unrealized appreciation (depreciation) of investments......................  (1,550,186)  (1,442,386)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     411,148    2,409,954
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,882,676    6,587,447
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,451,465    1,170,997
  Redemptions for contract benefits and terminations.......................................  (1,159,701)    (744,394)
  Contract maintenance charges.............................................................      (4,671)      (2,863)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,169,769    7,011,187
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,004       (3,601)
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,581,921    9,417,540
Net Assets -- Beginning of Year or Period..................................................  24,892,476   15,474,936
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $31,474,397  $24,892,476
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class III
  Issued...................................................................................         767          579
  Redeemed.................................................................................        (451)        (197)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         316          382
                                                                                            ===========  ===========

                                                                                             CHARTER/SM/ AGGRESSIVE
                                                                                                    GROWTH*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    24,253  $   82,359
  Net realized gain (loss) on investments..................................................      43,282      19,167
  Net change in unrealized appreciation (depreciation) of investments......................    (612,567)    (97,687)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (545,032)      3,839
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,426,851   2,746,290
  Transfers between Variable Investment Options including guaranteed interest account, net.    (580,904)    258,270
  Redemptions for contract benefits and terminations.......................................    (267,796)    (25,099)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,578,151   2,979,461
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (1,000,000)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................      33,119   2,983,300
Net Assets -- Beginning of Year or Period..................................................   7,187,354   4,204,054
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 7,220,473  $7,187,354
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         344         334
  Redeemed.................................................................................        (198)        (45)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         146         289
                                                                                            ===========  ==========

Unit Activity Class III
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  CHARTER/SM/
                                                                                                ALTERNATIVE 100
                                                                                                MODERATE*(s)(t)
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   131,272  $  112,175
  Net realized gain (loss) on investments..................................................    (113,727)      6,986
  Net change in unrealized appreciation (depreciation) of investments......................    (659,827)   (265,950)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (642,282)   (146,789)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,258,831   2,859,160
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,888,424     826,903
  Redemptions for contract benefits and terminations.......................................    (412,430)    (74,416)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,734,825   3,611,647
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...     954,552          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   5,047,095   3,464,858
Net Assets -- Beginning of Year or Period..................................................   7,733,774   4,268,916
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $12,780,869  $7,733,774
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         673         383
  Redeemed.................................................................................        (145)        (26)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         528         357
                                                                                            ===========  ==========

                                                                                                   CHARTER/SM/
                                                                                                  CONSERVATIVE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    86,593  $   183,480
  Net realized gain (loss) on investments..................................................     106,452       (1,994)
  Net change in unrealized appreciation (depreciation) of investments......................    (674,633)    (180,438)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (481,588)       1,048
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   7,993,409    6,591,320
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,639,460    2,509,182
  Redemptions for contract benefits and terminations.......................................  (1,312,539)    (196,272)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,320,330    8,904,230
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,184,060)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,654,682    8,905,278
Net Assets -- Beginning of Year or Period..................................................  13,615,570    4,710,292
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $17,270,252  $13,615,570
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       1,010        1,015
  Redeemed.................................................................................        (167)        (140)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         843          875
                                                                                            ===========  ===========

                                                                                                   CHARTER/SM/
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    (6,754) $   120,441
  Net realized gain (loss) on investments..................................................     427,592       66,341
  Net change in unrealized appreciation (depreciation) of investments......................    (952,417)    (116,838)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (531,579)      69,944
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,775,990   10,097,269
  Transfers between Variable Investment Options including guaranteed interest account, net.     354,747    2,641,815
  Redemptions for contract benefits and terminations.......................................    (721,426)  (4,269,683)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,409,311    8,469,401
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,313,481)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (2,435,749)   8,539,345
Net Assets -- Beginning of Year or Period..................................................  14,324,455    5,785,110
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $11,888,706  $14,324,455
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         480        1,315
  Redeemed.................................................................................        (241)        (482)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         239          833
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(s)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
(t)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               CHARTER/SM /INCOME
                                                                                                  STRATEGIES*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    96,479  $  176,723
  Net realized gain (loss) on investments..................................................      76,418      35,673
  Net change in unrealized appreciation (depreciation) of investments......................    (330,549)    (48,412)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (157,652)    163,984
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     772,973   1,626,703
  Transfers between Variable Investment Options including guaranteed interest account, net.     (13,382)    950,424
  Redemptions for contract benefits and terminations.......................................    (181,965)    (91,384)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     577,626   2,485,743
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (2,000,000)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  (1,580,026)  2,649,727
Net Assets -- Beginning of Year or Period..................................................   6,666,714   4,016,987
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 5,086,688  $6,666,714
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         111         281
  Redeemed.................................................................................         (53)        (41)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          58         240
                                                                                            ===========  ==========

                                                                                                  CHARTER/SM/
                                                                                            INTEREST RATE STRATEGIES*
                                                                                            -----------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    55,964   $  172,578
  Net realized gain (loss) on investments..................................................     (12,469)      85,268
  Net change in unrealized appreciation (depreciation) of investments......................    (366,233)    (169,365)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (322,738)      88,481
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     958,273    2,159,895
  Transfers between Variable Investment Options including guaranteed interest account, net.     (64,480)   2,430,826
  Redemptions for contract benefits and terminations.......................................    (710,093)     (89,495)
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     183,700    4,501,226
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (2,500,000)          --
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................  (2,639,038)   4,589,707
Net Assets -- Beginning of Year or Period..................................................   8,589,741    4,000,034
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $ 5,950,703   $8,589,741
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         148          614
  Redeemed.................................................................................        (133)        (170)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................          15          444
                                                                                            ===========   ==========

                                                                                            CHARTER/SM/ INTERNATIONAL
                                                                                                MODERATE*(q)(r)
                                                                                            -----------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   134,758   $  132,480
  Net realized gain (loss) on investments..................................................     (10,322)         990
  Net change in unrealized appreciation (depreciation) of investments......................    (338,034)    (179,083)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (213,598)     (45,613)
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     407,281      937,353
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,207,579      (82,872)
  Redemptions for contract benefits and terminations.......................................    (156,640)      (9,656)
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,458,220      844,825
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...   7,478,301           --
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   8,722,923      799,212
Net Assets -- Beginning of Year or Period..................................................   4,770,176    3,970,964
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $13,493,099   $4,770,176
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         189           98
  Redeemed.................................................................................         (30)         (14)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................         159           84
                                                                                            ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
(r)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   CHARTER/SM/
                                                                                                    MODERATE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    60,120  $   196,028
  Net realized gain (loss) on investments..................................................     198,608       42,127
  Net change in unrealized appreciation (depreciation) of investments......................    (949,343)    (295,355)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (690,615)     (57,200)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   7,313,983   13,256,648
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,208,167      562,977
  Redemptions for contract benefits and terminations.......................................  (1,533,428)    (512,824)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,988,722   13,306,801
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,239,345)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,058,762   13,249,601
Net Assets -- Beginning of Year or Period..................................................  17,730,304    4,480,703
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $19,789,066  $17,730,304
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         954        1,398
  Redeemed.................................................................................        (252)         (95)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         702        1,303
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ MODERATE
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    64,640  $   136,803
  Net realized gain (loss) on investments..................................................     243,974       54,184
  Net change in unrealized appreciation (depreciation) of investments......................    (900,346)    (168,480)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (591,732)      22,507
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  10,378,761    7,246,620
  Transfers between Variable Investment Options including guaranteed interest account, net.    (628,566)   1,242,114
  Redemptions for contract benefits and terminations.......................................    (835,108)    (173,079)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,915,087    8,315,655
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,291,896)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   4,031,459    8,338,162
Net Assets -- Beginning of Year or Period..................................................  12,771,143    4,432,981
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,802,602  $12,771,143
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       1,184          915
  Redeemed.................................................................................        (295)        (103)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         889          812
                                                                                            ===========  ===========

                                                                                                  CHARTER/SM/
                                                                                                 MULTI-SECTOR
                                                                                                     BOND*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      859  $   29,685
  Net realized gain (loss) on investments..................................................    (28,119)     (8,812)
  Net change in unrealized appreciation (depreciation) of investments......................    (24,143)      5,181
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (51,403)     26,054
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     52,390       4,382
  Transfers between Variable Investment Options including guaranteed interest account, net.   (185,053)     29,827
  Redemptions for contract benefits and terminations.......................................    (90,585)   (103,014)
  Contract maintenance charges.............................................................    (49,615)    (50,483)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (272,863)   (119,288)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (324,266)    (93,234)
Net Assets -- Beginning of Year or Period..................................................  2,730,358   2,823,592
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,406,092  $2,730,358
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         34          15
  Redeemed.................................................................................        (51)        (24)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (17)         (9)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               CHARTER/SM /REAL
                                                                                                    ASSETS*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   28,944  $  119,939
  Net realized gain (loss) on investments..................................................    (62,674)        600
  Net change in unrealized appreciation (depreciation) of investments......................   (515,002)   (143,885)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (548,732)    (23,346)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    240,177     834,740
  Transfers between Variable Investment Options including guaranteed interest account, net.   (309,704)     90,116
  Redemptions for contract benefits and terminations.......................................    (44,426)    (30,389)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,953)    894,467
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (662,685)    871,121
Net Assets -- Beginning of Year or Period..................................................  4,757,523   3,886,402
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,094,838  $4,757,523
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         43         120
  Redeemed.................................................................................        (58)        (29)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (15)         91
                                                                                            ==========  ==========

                                                                                             CHARTER/SM/ SMALL CAP
                                                                                                    GROWTH*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (91,671) $ (101,428)
  Net realized gain (loss) on investments..................................................    402,819     275,081
  Net change in unrealized appreciation (depreciation) of investments......................   (908,503)   (380,520)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (597,355)   (206,867)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,163,872   1,013,219
  Transfers between Variable Investment Options including guaranteed interest account, net.     82,730     869,357
  Redemptions for contract benefits and terminations.......................................   (265,705)   (300,747)
  Contract maintenance charges.............................................................   (132,377)   (117,519)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    848,520   1,464,310
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        152          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    251,317   1,257,443
Net Assets -- Beginning of Year or Period..................................................  7,627,439   6,369,996
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $7,878,756  $7,627,439
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        358         272
  Redeemed.................................................................................       (247)       (118)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        111         154
                                                                                            ==========  ==========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (86,432) $  (145,114)
  Net realized gain (loss) on investments..................................................     194,944      483,494
  Net change in unrealized appreciation (depreciation) of investments......................  (2,406,443)  (1,099,904)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,297,931)    (761,524)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,667,804    2,334,257
  Transfers between Variable Investment Options including guaranteed interest account, net.   9,464,307     (295,096)
  Redemptions for contract benefits and terminations.......................................    (427,276)    (425,691)
  Contract maintenance charges.............................................................    (175,650)    (157,041)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,529,185    1,456,429
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   8,231,254      694,905
Net Assets -- Beginning of Year or Period..................................................  12,109,431   11,414,526
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $20,340,685  $12,109,431
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         733          336
  Redeemed.................................................................................        (147)        (189)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         586          147
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   CLEARBRIDGE
                                                                                                    VARIABLE
                                                                                                AGGRESSIVE GROWTH
                                                                                                  PORTFOLIO(a)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (354,021) $   (27,555)
  Net realized gain (loss) on investments..................................................   4,303,507      521,105
  Net change in unrealized appreciation (depreciation) of investments......................  (5,940,541)    (213,256)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,991,055)     280,294
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  24,251,053    7,893,413
  Transfers between Variable Investment Options including guaranteed interest account, net.   8,388,434    3,244,968
  Redemptions for contract benefits and terminations.......................................    (883,639)     (20,920)
  Contract maintenance charges.............................................................      (2,043)         (27)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  31,753,805   11,117,434
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,951           50
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  29,765,701   11,397,778
Net Assets -- Beginning of Year or Period..................................................  11,397,778           --
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $41,163,479  $11,397,778
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................       3,209        1,102
  Redeemed.................................................................................        (263)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       2,946        1,072
                                                                                            ===========  ===========

                                                                                            CLEARBRIDGE        CLEARBRIDGE
                                                                                              VARIABLE           VARIABLE
                                                                                            APPRECIATION    DIVIDEND STRATEGY
                                                                                            PORTFOLIO(i)       PORTFOLIO(a)
                                                                                            ------------ -----------------------
                                                                                                2015         2015        2014
                                                                                            ------------ -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................  $   24,035  $    74,789  $   36,439
  Net realized gain (loss) on investments..................................................      96,011      (15,253)      2,580
  Net change in unrealized appreciation (depreciation) of investments......................     (98,684)    (534,630)     46,585
                                                                                             ----------  -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................      21,362     (475,094)     85,604
                                                                                             ----------  -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,253,012    6,851,364   2,226,676
  Transfers between Variable Investment Options including guaranteed interest account, net.     298,809    2,791,567     728,224
  Redemptions for contract benefits and terminations.......................................     (61,061)    (272,589)     (8,499)
  Contract maintenance charges.............................................................          --         (783)         (8)
                                                                                             ----------  -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,490,760    9,369,559   2,946,393
                                                                                             ----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          30          500          51
                                                                                             ----------  -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   4,512,152    8,894,965   3,032,048
Net Assets -- Beginning of Year or Period..................................................          --    3,032,048          --
                                                                                             ----------  -----------  ----------

Net Assets -- End of Year or Period........................................................  $4,512,152  $11,927,013  $3,032,048
                                                                                             ==========  ===========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         493        1,012         303
  Redeemed.................................................................................         (37)        (100)        (17)
                                                                                             ----------  -----------  ----------
  Net Increase (Decrease)..................................................................         456          912         286
                                                                                             ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.
(i)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                            CLEARBRIDGE
                                                                                              VARIABLE       DELAWARE VIP(R)
                                                                                            MID CAP CORE       DIVERSIFIED
                                                                                            PORTFOLIO(i)      INCOME SERIES
                                                                                            ------------ ----------------------
                                                                                                2015        2015        2014
                                                                                            ------------ ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................  $  (10,259) $  116,584  $   (7,694)
  Net realized gain (loss) on investments..................................................     126,860      65,456       3,277
  Net change in unrealized appreciation (depreciation) of investments......................    (161,387)   (443,795)     21,619
                                                                                             ----------  ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     (44,786)   (261,755)     17,202
                                                                                             ----------  ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,778,194   4,139,677   5,021,293
  Transfers between Variable Investment Options including guaranteed interest account, net.     535,700     293,010   1,019,942
  Redemptions for contract benefits and terminations.......................................     (14,407)   (320,093)   (142,043)
                                                                                             ----------  ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,299,487   4,112,594   5,899,192
                                                                                             ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          47          --      19,991
                                                                                             ----------  ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   2,254,748   3,850,839   5,936,385
Net Assets -- Beginning of Year or Period..................................................          --   6,079,937     143,552
                                                                                             ----------  ----------  ----------

Net Assets -- End of Year or Period........................................................  $2,254,748  $9,930,776  $6,079,937
                                                                                             ==========  ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         236          --          --
  Redeemed.................................................................................          (7)         --          --
                                                                                             ----------  ----------  ----------
  Net Increase (Decrease)..................................................................         229          --          --
                                                                                             ==========  ==========  ==========

Unit Activity Service Class
  Issued...................................................................................          --         523         584
  Redeemed.................................................................................          --        (121)        (11)
                                                                                             ----------  ----------  ----------
  Net Increase (Decrease)..................................................................          --         402         573
                                                                                             ==========  ==========  ==========

                                                                                              DELAWARE VIP(R)
                                                                                                  EMERGING
                                                                                               MARKETS SERIES
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (5,074) $ (3,081)
  Net realized gain (loss) on investments..................................................   (51,971)      640
  Net change in unrealized appreciation (depreciation) of investments......................   (80,805)  (55,529)
                                                                                            ---------  --------

  Net Increase (decrease) in net assets resulting from operations..........................  (137,850)  (57,970)
                                                                                            ---------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................   355,815   484,843
  Transfers between Variable Investment Options including guaranteed interest account, net.    58,211    68,809
  Redemptions for contract benefits and terminations.......................................   (22,498)   (5,772)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   391,528   547,880
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        --     1,595
                                                                                            ---------  --------

Net Increase (Decrease) in Net Assets......................................................   253,678   491,505
Net Assets -- Beginning of Year or Period..................................................   537,931    46,426
                                                                                            ---------  --------

Net Assets -- End of Year or Period........................................................ $ 791,609  $537,931
                                                                                            =========  ========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        --        --
  Redeemed.................................................................................        --        --
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................        --        --
                                                                                            =========  ========

Unit Activity Service Class
  Issued...................................................................................        80        66
  Redeemed.................................................................................       (35)      (11)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................        45        55
                                                                                            =========  ========

-----------
The accompanying notes are an integral part of these financial statements.
(i)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                DELAWARE VIP(R)
                                                                                                 LIMITED-TERM
                                                                                              DIVERSIFIED INCOME
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   11,258  $    8,906
  Net realized gain (loss) on investments..................................................      1,997      (1,289)
  Net change in unrealized appreciation (depreciation) of investments......................    (53,950)    (15,438)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (40,695)     (7,821)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,577,282   1,494,102
  Transfers between Variable Investment Options including guaranteed interest account, net.    841,090   3,014,184
  Redemptions for contract benefits and terminations.......................................   (347,422)   (201,627)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,070,950   4,306,659
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --       7,499
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,030,255   4,306,337
Net Assets -- Beginning of Year or Period..................................................  4,306,557         220
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $6,336,812  $4,306,557
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Initial Class
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Service Class
  Issued...................................................................................        317         564
  Redeemed.................................................................................       (109)       (135)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        208         429
                                                                                            ==========  ==========

                                                                                                 EATON VANCE VT
                                                                                                 FLOATING-RATE
                                                                                                  INCOME FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   174,576  $   75,566
  Net realized gain (loss) on investments..................................................     (43,399)    (12,049)
  Net change in unrealized appreciation (depreciation) of investments......................    (443,356)   (113,709)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (312,179)    (50,192)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,833,385   4,947,707
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,033,576     751,883
  Redemptions for contract benefits and terminations.......................................  (1,097,422)   (280,006)
  Contract maintenance charges.............................................................          (8)         --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,769,531   5,419,584
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,701       4,657
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   6,460,053   5,374,049
Net Assets -- Beginning of Year or Period..................................................   5,664,504     290,455
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $12,124,557  $5,664,504
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Initial Class
  Issued...................................................................................         818         750
  Redeemed.................................................................................        (139)       (213)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         679         537
                                                                                            ===========  ==========

Unit Activity Service Class
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========


                                                                                                   EQ/BLACKROCK
                                                                                                BASIC VALUE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    (42,229) $   (195,027)
  Net realized gain (loss) on investments..................................................    4,628,547     3,048,221
  Net change in unrealized appreciation (depreciation) of investments......................  (13,987,957)    4,773,710
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (9,401,639)    7,626,904
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   20,890,396    27,788,122
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,077,410)    4,571,246
  Redemptions for contract benefits and terminations.......................................   (4,972,424)   (3,285,948)
  Contract maintenance charges.............................................................      (17,266)      (12,945)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   13,823,296    29,060,475
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --          (574)
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................    4,421,657    36,686,805
Net Assets -- Beginning of Year or Period..................................................  114,626,492    77,939,687
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $119,048,149  $114,626,492
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        1,251         1,743
  Redeemed.................................................................................         (716)         (424)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          535         1,319
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................          533           602
  Redeemed.................................................................................         (134)          (32)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          399           570
                                                                                            ============  ============

Unit Activity Initial Class
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Service Class
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    51,607  $    43,006
  Net realized gain (loss) on investments..................................................   2,735,746    3,540,901
  Net change in unrealized appreciation (depreciation) of investments......................  (3,687,898)  (1,756,657)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (900,545)   1,827,250
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,695,317    5,559,756
  Transfers between Variable Investment Options including guaranteed interest account, net.     381,716   (3,517,770)
  Redemptions for contract benefits and terminations.......................................  (1,265,756)    (939,670)
  Contract maintenance charges.............................................................    (151,469)    (106,800)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,659,808      995,516
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     759,263    2,822,766
Net Assets -- Beginning of Year or Period..................................................  27,828,862   25,006,096
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $28,588,125  $27,828,862
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         212          231
  Redeemed.................................................................................        (142)        (294)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70          (63)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         191          406
  Redeemed.................................................................................        (158)        (204)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          33          202
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $     (312) $   (5,012)
  Net realized gain (loss) on investments..................................................    380,627      41,191
  Net change in unrealized appreciation (depreciation) of investments......................   (417,369)     91,009
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (37,054)    127,188
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,196,417     391,244
  Transfers between Variable Investment Options including guaranteed interest account, net.    236,034      63,701
  Redemptions for contract benefits and terminations.......................................   (113,175)    (18,941)
  Contract maintenance charges.............................................................    (23,412)    (16,361)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,295,864     419,643
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --        (200)
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,258,810     546,631
Net Assets -- Beginning of Year or Period..................................................  1,371,815     825,184
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,630,625  $1,371,815
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................        138          42
  Redeemed.................................................................................        (25)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        113          34
                                                                                            ==========  ==========

                                                                                               EQ/CAPITAL GUARDIAN
                                                                                                    RESEARCH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (147,851) $  (107,487)
  Net realized gain (loss) on investments..................................................     826,834      788,506
  Net change in unrealized appreciation (depreciation) of investments......................    (635,608)     620,659
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................      43,375    1,301,678
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     908,265    2,574,610
  Transfers between Variable Investment Options including guaranteed interest account, net.       7,269     (453,476)
  Redemptions for contract benefits and terminations.......................................    (396,573)    (346,474)
  Contract maintenance charges.............................................................     (89,860)     (77,782)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     429,101    1,696,878
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       4,949           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     477,425    2,998,556
Net Assets -- Beginning of Year or Period..................................................  16,163,791   13,165,235
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,641,216  $16,163,791
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         125          204
  Redeemed.................................................................................        (104)         (99)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          21          105
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          34           37
  Redeemed.................................................................................         (34)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (13)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/COMMON
                                                                                                 STOCK INDEX*(p)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    74,800  $    29,312
  Net realized gain (loss) on investments..................................................     717,829      549,772
  Net change in unrealized appreciation (depreciation) of investments......................  (1,100,693)     966,925
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (308,064)   1,546,009
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,700,893    5,933,538
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,488,528    2,640,787
  Redemptions for contract benefits and terminations.......................................    (989,547)    (479,955)
  Contract maintenance charges.............................................................      (3,531)      (2,109)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   9,196,343    8,092,261
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         260          301
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   8,888,539    9,638,571
Net Assets -- Beginning of Year or Period..................................................  19,967,424   10,328,853
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $28,855,963  $19,967,424
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         486          431
  Redeemed.................................................................................        (115)         (87)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         371          344
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................       1,142          230
  Redeemed.................................................................................        (954)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         188          167
                                                                                            ===========  ===========

                                                                                            EQ/CONVERTIBLE SECURITIES*
                                                                                            ------------------------
                                                                                                2015          2014
                                                                                            -----------   -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   434,766   $   202,906
  Net realized gain (loss) on investments..................................................     301,812       271,926
  Net change in unrealized appreciation (depreciation) of investments......................  (1,098,671)      486,594
                                                                                            -----------   -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (362,093)      961,426
                                                                                            -----------   -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     272,855       260,165
  Transfers between Variable Investment Options including guaranteed interest account, net.     213,864     2,160,695
  Redemptions for contract benefits and terminations.......................................     (64,793)       (4,349)
  Contract maintenance charges.............................................................          --            --
                                                                                            -----------   -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     421,926     2,416,511
                                                                                            -----------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (1,999,999)          340
                                                                                            -----------   -----------

Net Increase (Decrease) in Net Assets......................................................  (1,940,166)    3,378,277
Net Assets -- Beginning of Year or Period..................................................  13,675,551    10,297,274
                                                                                            -----------   -----------

Net Assets -- End of Year or Period........................................................ $11,735,385   $13,675,551
                                                                                            ===========   ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --            --
  Redeemed.................................................................................          --            --
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................          --            --
                                                                                            ===========   ===========

Unit Activity Class B
  Issued...................................................................................          48           235
  Redeemed.................................................................................         (10)          (10)
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................          38           225
                                                                                            ===========   ===========

                                                                                                   EQ/CORE BOND
                                                                                                     INDEX*(o)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      7,719  $   (456,954)
  Net realized gain (loss) on investments..................................................      729,040       148,470
  Net change in unrealized appreciation (depreciation) of investments......................   (4,134,158)    3,296,537
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (3,397,399)    2,988,053
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   14,472,296    16,128,738
  Transfers between Variable Investment Options including guaranteed interest account, net.   15,443,381     8,378,158
  Redemptions for contract benefits and terminations.......................................  (20,306,761)  (16,690,321)
  Contract maintenance charges.............................................................   (4,785,800)   (4,596,033)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    4,823,116     3,220,542
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................    1,425,717     6,208,595
Net Assets -- Beginning of Year or Period..................................................  323,609,103   317,400,508
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $325,034,820  $323,609,103
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        8,321         3,340
  Redeemed.................................................................................       (7,832)       (3,040)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          489           300
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(o)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.
(p)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               EQ/EMERGING MARKETS
                                                                                                   EQUITY PLUS*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    (18,992) $    63,705
  Net realized gain (loss) on investments..................................................     (393,599)      53,724
  Net change in unrealized appreciation (depreciation) of investments......................      698,069     (587,329)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................      285,478     (469,900)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................      862,788    1,490,183
  Transfers between Variable Investment Options including guaranteed interest account, net.     (216,990)     465,931
  Redemptions for contract benefits and terminations.......................................     (101,574)     (20,647)
  Contract maintenance charges.............................................................         (272)        (106)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      543,952    1,935,361
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (11,897,318)          --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (11,067,888)   1,465,461
Net Assets -- Beginning of Year or Period..................................................   13,587,137   12,121,676
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $  2,519,249  $13,587,137
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class B
  Issued...................................................................................          221          317
  Redeemed.................................................................................         (156)        (112)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           65          205
                                                                                            ============  ===========

                                                                                                 EQ/ENERGY ETF*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    50,863  $   66,102
  Net realized gain (loss) on investments..................................................    (200,750)     11,550
  Net change in unrealized appreciation (depreciation) of investments......................    (878,845)   (790,403)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,028,732)   (712,751)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     713,036     608,428
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,513     198,085
  Redemptions for contract benefits and terminations.......................................     (90,925)    (12,187)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     868,624     794,326
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...    (500,001)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................    (660,109)     81,575
Net Assets -- Beginning of Year or Period..................................................   4,142,420   4,060,845
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 3,482,311  $4,142,420
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................         181          87
  Redeemed.................................................................................         (65)         (4)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         116          83
                                                                                            ===========  ==========

                                                                                               EQ/EQUITY 500 INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    673,681  $    258,455
  Net realized gain (loss) on investments..................................................    7,304,849     3,580,945
  Net change in unrealized appreciation (depreciation) of investments......................   (9,117,803)    5,192,991
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,139,273)    9,032,391
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   38,352,271    33,468,499
  Transfers between Variable Investment Options including guaranteed interest account, net.   16,231,526    14,378,170
  Redemptions for contract benefits and terminations.......................................   (5,511,679)   (2,347,559)
  Contract maintenance charges.............................................................      (13,315)       (8,183)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   49,058,803    45,490,927
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   47,919,530    54,523,318
Net Assets -- Beginning of Year or Period..................................................  109,321,763    54,798,445
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $157,241,293  $109,321,763
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        2,877         2,274
  Redeemed.................................................................................         (945)         (398)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,932         1,876
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        2,209         1,211
  Redeemed.................................................................................       (1,121)         (128)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,088         1,083
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (189,530) $  (152,339)
  Net realized gain (loss) on investments..................................................     698,708      530,294
  Net change in unrealized appreciation (depreciation) of investments......................    (361,913)    (349,809)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     147,265       28,146
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,950,109    3,449,806
  Transfers between Variable Investment Options including guaranteed interest account, net.     241,154      263,698
  Redemptions for contract benefits and terminations.......................................    (545,159)    (431,667)
  Contract maintenance charges.............................................................      (1,471)      (1,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,644,633    3,280,629
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,791,898    3,308,775
Net Assets -- Beginning of Year or Period..................................................  11,894,548    8,585,773
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $14,686,446  $11,894,548
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         211          292
  Redeemed.................................................................................        (127)        (144)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          84          148
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         177          149
  Redeemed.................................................................................         (19)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         158          140
                                                                                            ===========  ===========

                                                                                                  EQ/GAMCO SMALL
                                                                                                  COMPANY VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,612,340) $ (1,692,755)
  Net realized gain (loss) on investments..................................................   14,252,374     9,533,997
  Net change in unrealized appreciation (depreciation) of investments......................  (26,561,351)   (4,509,275)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................  (13,921,317)    3,331,967
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   32,266,354    43,268,938
  Transfers between Variable Investment Options including guaranteed interest account, net.      275,424     5,956,144
  Redemptions for contract benefits and terminations.......................................   (6,968,162)   (5,125,375)
  Contract maintenance charges.............................................................      (27,530)      (21,276)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   25,546,086    44,078,431
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          125            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   11,624,894    47,410,398
Net Assets -- Beginning of Year or Period..................................................  177,444,133   130,033,735
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $189,069,027  $177,444,133
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        1,538         2,315
  Redeemed.................................................................................         (683)         (641)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          855         1,674
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................          844           941
  Redeemed.................................................................................         (119)          (54)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          725           887
                                                                                            ============  ============

                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (161,282) $   (88,175)
  Net realized gain (loss) on investments..................................................    (174,319)     (26,794)
  Net change in unrealized appreciation (depreciation) of investments......................    (271,323)      42,385
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (606,924)     (72,584)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     662,002    1,337,346
  Transfers between Variable Investment Options including guaranteed interest account, net.    (346,153)     (84,823)
  Redemptions for contract benefits and terminations.......................................    (565,981)    (636,082)
  Contract maintenance charges.............................................................    (112,750)    (108,278)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (362,882)     508,163
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (969,806)     435,579
Net Assets -- Beginning of Year or Period..................................................  11,738,938   11,303,359
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $10,769,132  $11,738,938
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          94          209
  Redeemed.................................................................................        (133)        (150)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (39)          59
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          54           49
  Redeemed.................................................................................         (54)         (58)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           (9)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               EQ/HIGH YIELD BOND*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    368,055  $ 2,211,039
  Net realized gain (loss) on investments..................................................      991,346       37,825
  Net change in unrealized appreciation (depreciation) of investments......................      (73,283)  (1,335,868)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    1,286,118      912,996
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    2,177,587    3,248,318
  Transfers between Variable Investment Options including guaranteed interest account, net.      797,967      954,535
  Redemptions for contract benefits and terminations.......................................     (344,440)    (122,378)
  Contract maintenance charges.............................................................         (868)        (320)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    2,630,246    4,080,155
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (51,464,714)    (200,001)
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (47,548,350)   4,793,150
Net Assets -- Beginning of Year or Period..................................................   55,351,792   50,558,642
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $  7,803,442  $55,351,792
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class B
  Issued...................................................................................          394          470
  Redeemed.................................................................................         (146)         (89)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          248          381
                                                                                            ============  ===========

                                                                                                  EQ/INTERMEDIATE
                                                                                                 GOVERNMENT BOND*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,114,353) $ (1,367,167)
  Net realized gain (loss) on investments..................................................      694,614       228,469
  Net change in unrealized appreciation (depreciation) of investments......................     (875,930)    1,236,403
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,295,669)       97,705
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    4,176,277     4,261,327
  Transfers between Variable Investment Options including guaranteed interest account, net.    3,861,107     4,754,317
  Redemptions for contract benefits and terminations.......................................   (9,680,249)   (6,311,696)
  Contract maintenance charges.............................................................   (1,895,838)   (1,858,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,538,703)      845,088
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   (4,834,372)      942,793
Net Assets -- Beginning of Year or Period..................................................  130,682,963   129,740,170
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $125,848,591  $130,682,963
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        2,224         2,013
  Redeemed.................................................................................       (2,556)       (1,938)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (332)           75
                                                                                            ============  ============

                                                                                                EQ/INTERNATIONAL
                                                                                                EQUITY INDEX*(l)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   335,927  $   435,695
  Net realized gain (loss) on investments..................................................  (2,086,865)     244,509
  Net change in unrealized appreciation (depreciation) of investments......................      26,697   (2,504,313)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,724,241)  (1,824,109)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,777,478    6,726,582
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,956,745    7,543,713
  Redemptions for contract benefits and terminations.......................................    (818,579)    (323,358)
  Contract maintenance charges.............................................................      (2,460)      (1,330)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,913,184   13,945,607
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          550
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   7,188,943   12,122,048
Net Assets -- Beginning of Year or Period..................................................  20,063,579    7,941,531
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $27,252,522  $20,063,579
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................       1,118          869
  Redeemed.................................................................................        (600)        (146)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         518          723
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         317          514
  Redeemed.................................................................................         (72)         (18)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         245          496
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(l)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                 COMSTOCK*(c)(d)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   258,538  $   172,216
  Net realized gain (loss) on investments..................................................   1,242,968    1,094,910
  Net change in unrealized appreciation (depreciation) of investments......................  (4,359,809)     (48,147)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,858,303)   1,218,979
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,090,432    4,427,153
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,719,782)  23,050,589
  Redemptions for contract benefits and terminations.......................................  (1,435,261)    (782,969)
  Contract maintenance charges.............................................................    (178,886)    (102,847)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,756,503   26,591,926
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (1,101,800)  27,810,905
Net Assets -- Beginning of Year or Period..................................................  36,023,161    8,212,256
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $34,921,361  $36,023,161
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         374        1,409
  Redeemed.................................................................................        (276)        (324)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          98        1,085
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         106          466
  Redeemed.................................................................................        (114)         (46)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)         420
                                                                                            ===========  ===========

                                                                                               EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (80,218) $  (30,727)
  Net realized gain (loss) on investments..................................................     582,059     385,541
  Net change in unrealized appreciation (depreciation) of investments......................    (931,604)    743,865
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (429,763)  1,098,679
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,959,424     630,336
  Transfers between Variable Investment Options including guaranteed interest account, net.     834,271     300,303
  Redemptions for contract benefits and terminations.......................................    (280,923)   (458,506)
  Contract maintenance charges.............................................................     (62,138)    (47,673)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,450,634     424,460
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   2,020,871   1,523,139
Net Assets -- Beginning of Year or Period..................................................   9,865,054   8,341,915
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $11,885,925  $9,865,054
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          83          41
  Redeemed.................................................................................         (42)        (47)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          41          (6)
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................         140          54
  Redeemed.................................................................................         (48)        (25)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          92          29
                                                                                            ===========  ==========

                                                                                                  EQ/LARGE CAP
                                                                                                  GROWTH INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (120,741) $   (40,046)
  Net realized gain (loss) on investments..................................................   3,425,633    2,905,698
  Net change in unrealized appreciation (depreciation) of investments......................  (2,486,399)  (1,105,965)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     818,493    1,759,687
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,818,582    6,149,047
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,166,187    2,824,870
  Redemptions for contract benefits and terminations.......................................  (1,736,125)    (509,637)
  Contract maintenance charges.............................................................      (3,339)      (1,908)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,245,305    8,462,372
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         452        1,999
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   9,064,250   10,224,058
Net Assets -- Beginning of Year or Period..................................................  22,780,610   12,556,552
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $31,844,860  $22,780,610
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         523          390
  Redeemed.................................................................................        (226)         (95)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         297          295
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         281          300
  Redeemed.................................................................................         (86)         (37)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         195          263
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(d)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   287,717  $    70,901
  Net realized gain (loss) on investments..................................................   1,719,449      869,098
  Net change in unrealized appreciation (depreciation) of investments......................  (3,393,430)     534,367
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,386,264)   1,474,366
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,880,980    5,688,172
  Transfers between Variable Investment Options including guaranteed interest account, net.   6,510,681    2,677,529
  Redemptions for contract benefits and terminations.......................................    (839,906)    (267,520)
  Contract maintenance charges.............................................................      (1,770)        (962)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  11,549,985    8,097,219
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  10,163,721    9,571,585
Net Assets -- Beginning of Year or Period..................................................  18,909,351    9,337,766
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,073,072  $18,909,351
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         941          574
  Redeemed.................................................................................        (410)        (208)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         531          366
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         219          189
  Redeemed.................................................................................         (46)         (45)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         173          144
                                                                                            ===========  ===========

                                                                                               EQ/LOW VOLATILITY
                                                                                                  GLOBAL ETF*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    67,881  $  113,719
  Net realized gain (loss) on investments..................................................     226,302       2,711
  Net change in unrealized appreciation (depreciation) of investments......................    (251,027)    236,470
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................      43,156     352,900
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     339,366     548,059
  Transfers between Variable Investment Options including guaranteed interest account, net.     202,393     182,163
  Redemptions for contract benefits and terminations.......................................    (177,282)     (1,902)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     364,477     728,320
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (1,500,000)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  (1,092,367)  1,081,220
Net Assets -- Beginning of Year or Period..................................................   5,138,216   4,056,996
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 4,045,849  $5,138,216
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................          56          73
  Redeemed.................................................................................         (19)         (3)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          37          70
                                                                                            ===========  ==========

                                                                                                     EQ/MFS
                                                                                                  INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (242,056) $  (104,918)
  Net realized gain (loss) on investments..................................................     646,675    1,469,960
  Net change in unrealized appreciation (depreciation) of investments......................    (978,284)  (2,998,417)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (573,665)  (1,633,375)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,701,416    5,446,591
  Transfers between Variable Investment Options including guaranteed interest account, net.     888,183      611,249
  Redemptions for contract benefits and terminations.......................................  (1,147,561)    (840,454)
  Contract maintenance charges.............................................................    (145,753)    (133,357)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,296,285    5,084,029
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          27           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,722,647    3,450,654
Net Assets -- Beginning of Year or Period..................................................  25,952,966   22,502,312
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,675,613  $25,952,966
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         450          406
  Redeemed.................................................................................        (235)        (168)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         215          238
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         305          288
  Redeemed.................................................................................        (141)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         164          196
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                EQ/MID CAP INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (249,075) $  (125,759)
  Net realized gain (loss) on investments..................................................   1,503,636      800,326
  Net change in unrealized appreciation (depreciation) of investments......................  (4,377,952)   1,619,018
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,123,391)   2,293,585
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  14,141,146   12,197,538
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,740,686)   7,069,726
  Redemptions for contract benefits and terminations.......................................  (1,668,962)    (653,160)
  Contract maintenance charges.............................................................      (4,221)      (2,616)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   9,727,277   18,611,488
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           1           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,603,887   20,905,073
Net Assets -- Beginning of Year or Period..................................................  40,284,720   19,379,647
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $46,888,607  $40,284,720
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................       1,123          823
  Redeemed.................................................................................        (912)        (163)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         211          660
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         534          583
  Redeemed.................................................................................        (135)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         399          545
                                                                                            ===========  ===========

                                                                                                  EQ/MONEY MARKET*
                                                                                            ----------------------------
                                                                                                 2015           2014
                                                                                            -------------  -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (1,714,521) $  (1,585,698)
  Net realized gain (loss) on investments..................................................           256            237
  Net change in unrealized appreciation (depreciation) of investments......................        (1,939)           285
                                                                                            -------------  -------------

  Net Increase (decrease) in net assets resulting from operations..........................    (1,716,204)    (1,585,176)
                                                                                            -------------  -------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   223,829,029    209,251,472
  Transfers between Variable Investment Options including guaranteed interest account, net.  (180,512,508)  (147,713,819)
  Redemptions for contract benefits and terminations.......................................   (19,008,737)   (27,922,680)
  Contract maintenance charges.............................................................      (295,565)      (284,001)
                                                                                            -------------  -------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    24,012,219     33,330,972
                                                                                            -------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...            --           (202)
                                                                                            -------------  -------------

Net Increase (Decrease) in Net Assets......................................................    22,296,015     31,745,594
Net Assets -- Beginning of Year or Period..................................................   115,482,890     83,737,296
                                                                                            -------------  -------------

Net Assets -- End of Year or Period........................................................ $ 137,778,905  $ 115,482,890
                                                                                            =============  =============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        12,346          9,525
  Redeemed.................................................................................        (9,930)        (9,337)
                                                                                            -------------  -------------
  Net Increase (Decrease)..................................................................         2,416            188
                                                                                            =============  =============

Unit Activity Class B
  Issued...................................................................................        10,588         12,787
  Redeemed.................................................................................       (10,502)        (9,651)
                                                                                            -------------  -------------
  Net Increase (Decrease)..................................................................            86          3,136
                                                                                            =============  =============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (752,548) $  (743,626)
  Net realized gain (loss) on investments..................................................   1,410,638    7,789,886
  Net change in unrealized appreciation (depreciation) of investments......................  (4,246,435)  (8,298,274)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,588,345)  (1,252,014)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,356,645   10,388,451
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,906,753)  (1,682,256)
  Redemptions for contract benefits and terminations.......................................  (2,117,265)  (1,825,763)
  Contract maintenance charges.............................................................    (250,231)    (235,219)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      82,396    6,645,213
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         797           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (3,505,152)   5,393,199
Net Assets -- Beginning of Year or Period..................................................  52,945,416   47,552,217
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $49,440,264  $52,945,416
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         310          728
  Redeemed.................................................................................        (384)        (511)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (74)         217
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         299          397
  Redeemed.................................................................................        (195)        (196)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         104          201
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             EQ/OPPENHEIMER GLOBAL*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (618,547) $  (292,378)
  Net realized gain (loss) on investments..................................................   1,505,894      892,913
  Net change in unrealized appreciation (depreciation) of investments......................  (1,311,008)    (576,296)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (423,661)      24,239
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  15,675,503    9,704,890
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,680,727    4,199,711
  Redemptions for contract benefits and terminations.......................................  (2,045,779)  (1,087,098)
  Contract maintenance charges.............................................................    (133,448)    (106,841)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  15,177,003   12,710,662
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         575          224
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  14,753,917   12,735,125
Net Assets -- Beginning of Year or Period..................................................  40,146,362   27,411,237
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $54,900,279  $40,146,362
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................       1,390          948
  Redeemed.................................................................................        (815)        (294)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         575          654
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         540          275
  Redeemed.................................................................................        (115)         (58)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         425          217
                                                                                            ===========  ===========

                                                                                             EQ/PIMCO GLOBAL REAL
                                                                                                    RETURN*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   10,939  $  160,712
  Net realized gain (loss) on investments..................................................     36,970       5,368
  Net change in unrealized appreciation (depreciation) of investments......................   (378,210)    (17,123)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (330,301)    148,957
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  3,237,166   2,476,334
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,034,435     606,282
  Redemptions for contract benefits and terminations.......................................   (246,936)    (96,764)
  Contract maintenance charges.............................................................       (678)       (319)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  4,023,987   2,985,533
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        125         139
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  3,693,811   3,134,629
Net Assets -- Beginning of Year or Period..................................................  4,557,608   1,422,979
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,251,419  $4,557,608
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................        548         374
  Redeemed.................................................................................       (147)        (72)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        401         302
                                                                                            ==========  ==========

                                                                                              EQ/PIMCO ULTRA SHORT
                                                                                                      BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (249,378) $  (267,325)
  Net realized gain (loss) on investments..................................................     (66,134)     (59,119)
  Net change in unrealized appreciation (depreciation) of investments......................    (147,969)     (68,972)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (463,481)    (395,416)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,036,583    5,564,973
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,021,239   (1,015,380)
  Redemptions for contract benefits and terminations.......................................  (1,552,668)  (2,752,716)
  Contract maintenance charges.............................................................     (40,412)     (41,621)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,464,742    1,755,256
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,001,261    1,359,840
Net Assets -- Beginning of Year or Period..................................................  26,091,731   24,731,891
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,092,992  $26,091,731
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         696          792
  Redeemed.................................................................................        (545)        (780)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         151           12
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         329          386
  Redeemed.................................................................................        (121)        (225)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         208          161
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/QUALITY BOND PLUS*
                                                                                                ------------------------
                                                                                                    2015         2014
                                                                                                -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).................................................................. $  (102,883) $  (100,518)
 Net realized gain (loss) on investments.......................................................      49,337        9,364
 Net change in unrealized appreciation (depreciation) of investments...........................    (297,216)     412,117
                                                                                                -----------  -----------

 Net Increase (decrease) in net assets resulting from operations...............................    (350,762)     320,963
                                                                                                -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners.........................................................   2,727,508    2,451,287
 Transfers between Variable Investment Options including guaranteed interest account, net......     766,470      910,599
 Redemptions for contract benefits and terminations............................................    (755,594)    (694,312)
 Contract maintenance charges..................................................................    (510,207)    (426,686)
                                                                                                -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions...............   2,228,177    2,240,888
                                                                                                -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70........         425           --
                                                                                                -----------  -----------

Net Increase (Decrease) in Net Assets..........................................................   1,877,840    2,561,851
Net Assets -- Beginning of Year or Period......................................................  25,065,412   22,503,561
                                                                                                -----------  -----------

Net Assets -- End of Year or Period............................................................ $26,943,252  $25,065,412
                                                                                                ===========  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued........................................................................................          --           --
 Redeemed......................................................................................          --           --
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................          --           --
                                                                                                ===========  ===========

Unit Activity Class B
 Issued........................................................................................         538          350
 Redeemed......................................................................................        (341)        (153)
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................         197          197
                                                                                                ===========  ===========

                                                                                                 EQ/REAL ESTATE PLUS*
                                                                                                ----------------------
                                                                                                   2015        2014
                                                                                                ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).................................................................. $  (65,596) $  274,375
 Net realized gain (loss) on investments.......................................................     (2,530)    119,786
 Net change in unrealized appreciation (depreciation) of investments...........................   (355,113)      4,949
                                                                                                ----------  ----------

 Net Increase (decrease) in net assets resulting from operations...............................   (423,239)    399,110
                                                                                                ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners.........................................................  3,455,011   2,734,523
 Transfers between Variable Investment Options including guaranteed interest account, net......    691,261   1,262,612
 Redemptions for contract benefits and terminations............................................   (354,852)    (75,288)
 Contract maintenance charges..................................................................       (866)       (384)
                                                                                                ----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions...............  3,790,554   3,921,463
                                                                                                ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70........        123         191
                                                                                                ----------  ----------

Net Increase (Decrease) in Net Assets..........................................................  3,367,438   4,320,764
Net Assets -- Beginning of Year or Period......................................................  5,787,339   1,466,575
                                                                                                ----------  ----------

Net Assets -- End of Year or Period............................................................ $9,154,777  $5,787,339
                                                                                                ==========  ==========

Changes in Units (000's):
Unit Activity Class A
 Issued........................................................................................         --          --
 Redeemed......................................................................................         --          --
                                                                                                ----------  ----------
 Net Increase (Decrease).......................................................................         --          --
                                                                                                ==========  ==========

Unit Activity Class B
 Issued........................................................................................        491         506
 Redeemed......................................................................................       (155)       (136)
                                                                                                ----------  ----------
 Net Increase (Decrease).......................................................................        336         370
                                                                                                ==========  ==========

                                                                                                 EQ/SMALL COMPANY INDEX*
                                                                                                ------------------------
                                                                                                    2015         2014
                                                                                                -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).................................................................. $  (189,379) $  (112,884)
 Net realized gain (loss) on investments.......................................................   1,908,849    2,643,630
 Net change in unrealized appreciation (depreciation) of investments...........................  (4,337,912)  (1,710,335)
                                                                                                -----------  -----------

 Net Increase (decrease) in net assets resulting from operations...............................  (2,618,442)     820,411
                                                                                                -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners.........................................................  10,711,461    7,359,762
 Transfers between Variable Investment Options including guaranteed interest account, net......  (3,482,363)    (576,536)
 Redemptions for contract benefits and terminations............................................  (1,157,656)    (497,455)
 Contract maintenance charges..................................................................      (2,930)      (1,874)
                                                                                                -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions...............   6,068,512    6,283,897
                                                                                                -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70........          --           --
                                                                                                -----------  -----------

Net Increase (Decrease) in Net Assets..........................................................   3,450,070    7,104,308
Net Assets -- Beginning of Year or Period......................................................  26,185,217   19,080,909
                                                                                                -----------  -----------

Net Assets -- End of Year or Period............................................................ $29,635,287  $26,185,217
                                                                                                ===========  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued........................................................................................       1,042          572
 Redeemed......................................................................................        (913)        (384)
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................         129          188
                                                                                                ===========  ===========

Unit Activity Class B
 Issued........................................................................................         348          260
 Redeemed......................................................................................         (96)         (14)
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................         252          246
                                                                                                ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                                STOCK*
                                                                                      -------------------------
                                                                                          2015          2014
                                                                                      ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ (1,537,363) $(1,025,080)
 Net realized gain (loss) on investments.............................................    9,080,500    2,716,127
 Net change in unrealized appreciation (depreciation) of investments.................      346,281    3,466,036
                                                                                      ------------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................    7,889,418    5,157,083
                                                                                      ------------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   25,934,915   21,579,775
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    9,490,124    4,758,199
 Redemptions for contract benefits and terminations..................................   (4,057,837)  (2,296,841)
 Contract maintenance charges........................................................     (295,941)    (252,379)
                                                                                      ------------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   31,071,261   23,788,754
                                                                                      ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        1,122          999
                                                                                      ------------  -----------

Net Increase (Decrease) in Net Assets................................................   38,961,801   28,946,836
Net Assets -- Beginning of Year or Period............................................   86,638,370   57,691,534
                                                                                      ------------  -----------

Net Assets -- End of Year or Period.................................................. $125,600,171  $86,638,370
                                                                                      ============  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued..............................................................................        1,802        1,357
 Redeemed............................................................................         (685)        (364)
                                                                                      ------------  -----------
 Net Increase (Decrease).............................................................        1,117          993
                                                                                      ============  ===========

Unit Activity Class B
 Issued..............................................................................          973          793
 Redeemed............................................................................         (324)        (311)
                                                                                      ------------  -----------
 Net Increase (Decrease).............................................................          649          482
                                                                                      ============  ===========

                                                                                          EQ/UBS GROWTH &
                                                                                              INCOME*
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (54,556) $  (45,573)
 Net realized gain (loss) on investments.............................................   1,248,712     287,937
 Net change in unrealized appreciation (depreciation) of investments.................  (1,384,661)    392,244
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (190,505)    634,608
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   1,136,555     781,698
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................     166,675    (272,791)
 Redemptions for contract benefits and terminations..................................    (304,767)   (212,173)
 Contract maintenance charges........................................................    (129,681)   (107,086)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....     868,782     189,648
                                                                                      -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --          --
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................     678,277     824,256
Net Assets -- Beginning of Year or Period............................................   5,733,737   4,909,481
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $ 6,412,014  $5,733,737
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class A
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

Unit Activity Class B
 Issued..............................................................................         372         245
 Redeemed............................................................................        (212)       (155)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................         160          90
                                                                                      ===========  ==========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                               GROWTH*
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $(1,386,200) $(1,263,609)
 Net realized gain (loss) on investments.............................................   5,681,666   11,546,663
 Net change in unrealized appreciation (depreciation) of investments.................  (4,377,875)  (8,048,207)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................     (82,409)   2,234,847
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,259,426   21,838,609
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  (8,730,976)    (787,952)
 Redemptions for contract benefits and terminations..................................  (3,445,956)  (2,509,733)
 Contract maintenance charges........................................................    (295,690)    (236,456)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (7,213,196)  18,304,468
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --          250
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (7,295,605)  20,539,565
Net Assets -- Beginning of Year or Period............................................  97,018,878   76,479,313
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $89,723,273  $97,018,878
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

Unit Activity Class B
 Issued..............................................................................         492        1,930
 Redeemed............................................................................        (976)        (677)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................        (484)       1,253
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                          FEDERATED HIGH
                                                                                        INCOME BOND FUND II
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  248,210  $   44,993
 Net realized gain (loss) on investments.............................................   (139,236)     (4,417)
 Net change in unrealized appreciation (depreciation) of investments.................   (544,329)   (101,127)
                                                                                      ----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................   (435,355)    (60,551)
                                                                                      ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  4,049,742   4,582,638
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  1,071,234     884,129
 Redemptions for contract benefits and terminations..................................   (767,578)   (187,007)
 Contract maintenance charges........................................................         (5)         --
                                                                                      ----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  4,353,393   5,279,760
                                                                                      ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         --         (10)
                                                                                      ----------  ----------

Net Increase (Decrease) in Net Assets................................................  3,918,038   5,219,199
Net Assets -- Beginning of Year or Period............................................  5,327,079     107,880
                                                                                      ----------  ----------

Net Assets -- End of Year or Period.................................................. $9,245,117  $5,327,079
                                                                                      ==========  ==========

Changes in Units (000's):
Unit Activity Service Class
 Issued..............................................................................        579         525
 Redeemed............................................................................       (152)        (13)
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................        427         512
                                                                                      ==========  ==========

Unit Activity Service Class 2
 Issued..............................................................................         --          --
 Redeemed............................................................................         --          --
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................         --          --
                                                                                      ==========  ==========

                                                                                                            FIDELITY(R) VIP ASSET
                                                                                            FEDERATED          MANAGER: GROWTH
                                                                                        KAUFMANN FUND II          PORTFOLIO
                                                                                      --------------------  --------------------
                                                                                         2015       2014      2015       2014
                                                                                      ----------  --------  --------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (22,637) $ (3,145) $ (4,663) $   (9,831)
 Net realized gain (loss) on investments.............................................    142,535    11,182    42,451     109,976
 Net change in unrealized appreciation (depreciation) of investments.................   (160,811)   22,586   (50,416)    (50,634)
                                                                                      ----------  --------  --------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (40,913)   30,623   (12,628)     49,511
                                                                                      ----------  --------  --------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,701,363   538,292    40,809      22,732
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  1,209,375   189,543   (26,197)    (30,957)
 Redemptions for contract benefits and terminations..................................    (56,094)   (2,625)  (33,135)   (261,607)
 Contract maintenance charges........................................................         --        --      (262)       (229)
                                                                                      ----------  --------  --------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  2,854,644   725,210   (18,785)   (270,061)
                                                                                      ----------  --------  --------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         --        --        --          --
                                                                                      ----------  --------  --------  ----------

Net Increase (Decrease) in Net Assets................................................  2,813,731   755,833   (31,413)   (220,550)
Net Assets -- Beginning of Year or Period............................................    761,241     5,408   925,905   1,146,455
                                                                                      ----------  --------  --------  ----------

Net Assets -- End of Year or Period.................................................. $3,574,972  $761,241  $894,492  $  925,905
                                                                                      ==========  ========  ========  ==========

Changes in Units (000's):
Unit Activity Service Class
 Issued..............................................................................        290        65        --          --
 Redeemed............................................................................        (47)       --        --          --
                                                                                      ----------  --------  --------  ----------
 Net Increase (Decrease).............................................................        243        65        --          --
                                                                                      ==========  ========  ========  ==========

Unit Activity Service Class 2
 Issued..............................................................................         --        --         9           9
 Redeemed............................................................................         --        --        (9)        (29)
                                                                                      ----------  --------  --------  ----------
 Net Increase (Decrease).............................................................         --        --        --         (20)
                                                                                      ==========  ========  ========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                      FIDELITY(R) VIP CONTRAFUND(R)
                                                                                               PORTFOLIO
                                                                                      ----------------------------
                                                                                          2015           2014
                                                                                      ------------   ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (615,343)  $   (499,531)
 Net realized gain (loss) on investments.............................................   12,474,048      4,854,793
 Net change in unrealized appreciation (depreciation) of investments.................  (13,598,666)     4,301,060
                                                                                      ------------   ------------

 Net Increase (decrease) in net assets resulting from operations.....................   (1,739,961)     8,656,322
                                                                                      ------------   ------------

From Contractowners Transactions:
 Payments received from contractowners...............................................   25,336,607     25,602,106
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   14,035,566      2,693,295
 Redemptions for contract benefits and terminations..................................   (5,188,661)    (3,005,557)
 Contract maintenance charges........................................................      (16,648)       (11,934)
                                                                                      ------------   ------------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   34,166,864     25,277,910
                                                                                      ------------   ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         (124)         2,124
                                                                                      ------------   ------------

Net Increase (Decrease) in Net Assets................................................   32,426,779     33,936,356
Net Assets -- Beginning of Year or Period............................................  107,410,641     73,474,285
                                                                                      ------------   ------------

Net Assets -- End of Year or Period.................................................. $139,837,420   $107,410,641
                                                                                      ============   ============

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................        2,552          2,145
 Redeemed............................................................................         (516)          (505)
                                                                                      ------------   ------------
 Net Increase (Decrease).............................................................        2,036          1,640
                                                                                      ============   ============

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                         2015 PORTFOLIO
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ---------   ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $     506   $  (1,440)
 Net realized gain (loss) on investments.............................................    29,012      41,147
 Net change in unrealized appreciation (depreciation) of investments.................   (40,086)    (10,486)
                                                                                      ---------   ---------

 Net Increase (decrease) in net assets resulting from operations.....................   (10,568)     29,221
                                                                                      ---------   ---------

From Contractowners Transactions:
 Payments received from contractowners...............................................     1,239       3,365
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   (28,555)    (63,803)
 Redemptions for contract benefits and terminations..................................   (70,021)    (47,260)
 Contract maintenance charges........................................................       (71)        (79)
                                                                                      ---------   ---------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   (97,408)   (107,777)
                                                                                      ---------   ---------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        --          --
                                                                                      ---------   ---------

Net Increase (Decrease) in Net Assets................................................  (107,976)    (78,556)
Net Assets -- Beginning of Year or Period............................................   825,719     904,275
                                                                                      ---------   ---------

Net Assets -- End of Year or Period.................................................. $ 717,743   $ 825,719
                                                                                      =========   =========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................         5           3
 Redeemed............................................................................       (12)        (13)
                                                                                      ---------   ---------
 Net Increase (Decrease).............................................................        (7)        (10)
                                                                                      =========   =========

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                         2020 PORTFOLIO
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ----------   --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $    5,964   $   (573)
 Net realized gain (loss) on investments.............................................     17,891     29,534
 Net change in unrealized appreciation (depreciation) of investments.................    (38,710)    (6,699)
                                                                                      ----------   --------

 Net Increase (decrease) in net assets resulting from operations.....................    (14,855)    22,262
                                                                                      ----------   --------

From Contractowners Transactions:
 Payments received from contractowners...............................................      4,842      4,161
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    572,233    (12,243)
 Redemptions for contract benefits and terminations..................................   (102,259)   (59,326)
 Contract maintenance charges........................................................       (208)      (213)
                                                                                      ----------   --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    474,608    (67,621)
                                                                                      ----------   --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         --         --
                                                                                      ----------   --------

Net Increase (Decrease) in Net Assets................................................    459,753    (45,359)
Net Assets -- Beginning of Year or Period............................................    702,032    747,391
                                                                                      ----------   --------

Net Assets -- End of Year or Period.................................................. $1,161,785   $702,032
                                                                                      ==========   ========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................         48          1
 Redeemed............................................................................         (9)        (7)
                                                                                      ----------   --------
 Net Increase (Decrease).............................................................         39         (6)
                                                                                      ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                        2025 PORTFOLIO
                                                                                      ----------------------
                                                                                        2015        2014
                                                                                       --------    --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  2,464    $    348
 Net realized gain (loss) on investments.............................................   14,783      40,673
 Net change in unrealized appreciation (depreciation) of investments.................  (36,696)     (8,702)
                                                                                       --------    --------

 Net Increase (decrease) in net assets resulting from operations.....................  (19,449)     32,319
                                                                                       --------    --------

From Contractowners Transactions:
 Payments received from contractowners...............................................   18,912      18,054
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   81,256     (20,700)
 Redemptions for contract benefits and terminations..................................  (15,361)    (19,910)
 Contract maintenance charges........................................................     (269)       (270)
                                                                                       --------    --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   84,538     (22,826)
                                                                                       --------    --------

Net Increase (Decrease) in Net Assets................................................   65,089       9,493
Net Assets -- Beginning of Year or Period............................................  916,264     906,771
                                                                                       --------    --------

Net Assets -- End of Year or Period.................................................. $981,353    $916,264
                                                                                       ========    ========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................       10           4
 Redeemed............................................................................       (2)         (7)
                                                                                       --------    --------
 Net Increase (Decrease).............................................................        8          (3)
                                                                                       ========    ========

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                        2030 PORTFOLIO
                                                                                      ----------------------
                                                                                        2015        2014
                                                                                       --------    --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $    185    $  2,344
 Net realized gain (loss) on investments.............................................   17,880      26,889
 Net change in unrealized appreciation (depreciation) of investments.................  (32,773)     (4,445)
                                                                                       --------    --------

 Net Increase (decrease) in net assets resulting from operations.....................  (14,708)     24,788
                                                                                       --------    --------

From Contractowners Transactions:
 Payments received from contractowners...............................................    3,000       1,600
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   49,956     213,640
 Redemptions for contract benefits and terminations..................................  (38,922)    (14,537)
 Contract maintenance charges........................................................     (135)        (83)
                                                                                       --------    --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   13,899     200,620
                                                                                       --------    --------

Net Increase (Decrease) in Net Assets................................................     (809)    225,408
Net Assets -- Beginning of Year or Period............................................  839,810     614,402
                                                                                       --------    --------

Net Assets -- End of Year or Period.................................................. $839,001    $839,810
                                                                                       ========    ========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................        6          20
 Redeemed............................................................................       (5)         (5)
                                                                                       --------    --------
 Net Increase (Decrease).............................................................        1          15
                                                                                       ========    ========

                                                                                       FIDELITY(R) VIP MID CAP
                                                                                              PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (624,143) $  (547,638)
 Net realized gain (loss) on investments.............................................   5,837,404    1,291,443
 Net change in unrealized appreciation (depreciation) of investments.................  (7,329,380)   1,153,969
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,116,119)   1,897,774
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  12,540,704   13,251,177
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   3,993,064    1,674,854
 Redemptions for contract benefits and terminations..................................  (2,246,825)  (1,208,914)
 Contract maintenance charges........................................................      (7,578)      (5,246)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  14,279,365   13,711,871
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  12,163,246   15,609,645
Net Assets -- Beginning of Year or Period............................................  47,368,895   31,759,250
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $59,532,141  $47,368,895
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................       1,264        1,142
 Redeemed............................................................................        (325)        (240)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         939          902
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                      FIDELITY(R) VIP STRATEGIC
                                                                                               INCOME
                                                                                              PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   949,217  $   930,445
 Net realized gain (loss) on investments.............................................    (220,227)     511,456
 Net change in unrealized appreciation (depreciation) of investments.................  (3,075,475)    (925,815)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,346,485)     516,086
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  16,627,428   18,517,668
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   3,821,869    1,167,617
 Redemptions for contract benefits and terminations..................................  (4,049,988)  (1,857,673)
 Contract maintenance charges........................................................      (5,900)      (4,512)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  16,393,409   17,823,100
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  14,046,924   18,339,186
Net Assets -- Beginning of Year or Period............................................  54,833,376   36,494,190
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $68,880,300  $54,833,376
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class I Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========
Unit Activity Service Class 2
 Issued..............................................................................       2,177        2,163
 Redeemed............................................................................        (740)        (561)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................       1,437        1,602
                                                                                      ===========  ===========

                                                                                        FIRST TRUST MULTI
                                                                                             INCOME
                                                                                      ALLOCATION PORTFOLIO
                                                                                      --------------------
                                                                                         2015       2014
                                                                                      ----------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   22,719  $  1,609
 Net realized gain (loss) on investments.............................................    (14,719)   (2,743)
 Net change in unrealized appreciation (depreciation) of investments.................   (106,882)    4,244
                                                                                      ----------  --------

 Net Increase (decrease) in net assets resulting from operations.....................    (98,882)    3,110
                                                                                      ----------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,600,624   247,095
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    327,862   309,846
 Redemptions for contract benefits and terminations..................................   (103,261)   (2,025)
 Contract maintenance charges........................................................        (73)       --
                                                                                      ----------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  1,825,152   554,916
                                                                                      ----------  --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        (50)       53
                                                                                      ----------  --------

Net Increase (Decrease) in Net Assets................................................  1,726,220   558,079
Net Assets -- Beginning of Year or Period............................................    558,079        --
                                                                                      ----------  --------

Net Assets -- End of Year or Period.................................................. $2,284,299  $558,079
                                                                                      ==========  ========

Changes in Units (000's):
Unit Activity Class I Shares
 Issued..............................................................................        235        67
 Redeemed............................................................................        (54)      (13)
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................        181        54
                                                                                      ==========  ========
Unit Activity Service Class 2
 Issued..............................................................................         --        --
 Redeemed............................................................................         --        --
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................         --        --
                                                                                      ==========  ========

                                                                                       FIRST TRUST/DOW JONES
                                                                                         DIVIDEND & INCOME
                                                                                      ALLOCATION PORTFOLIO(a)
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   200,906  $  (27,710)
 Net realized gain (loss) on investments.............................................     448,814      63,583
 Net change in unrealized appreciation (depreciation) of investments.................    (920,684)    534,137
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (270,964)    570,010
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   3,871,323   4,154,595
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   7,490,434   1,467,711
 Redemptions for contract benefits and terminations..................................    (851,698)   (200,114)
 Contract maintenance charges........................................................        (929)       (437)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  10,509,130   5,421,755
                                                                                      -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         499          65
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................  10,238,665   5,991,830
Net Assets -- Beginning of Year or Period............................................   9,688,044   3,696,214
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $19,926,709  $9,688,044
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class I Shares
 Issued..............................................................................       1,042         580
 Redeemed............................................................................        (172)       (109)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................         870         471
                                                                                      ===========  ==========
Unit Activity Service Class 2
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                       FRANKLIN FOUNDING FUNDS
                                                                                         ALLOCATION VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   256,122  $   199,145
 Net realized gain (loss) on investments.............................................     (87,447)    (137,922)
 Net change in unrealized appreciation (depreciation) of investments.................  (1,539,623)    (178,600)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (1,370,948)    (117,377)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   4,035,321    8,312,988
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  (3,750,067)   2,860,920
 Redemptions for contract benefits and terminations..................................  (1,153,138)    (805,865)
 Contract maintenance charges........................................................      (2,367)      (1,104)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    (870,251)  10,366,939
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (2,241,199)  10,249,562
Net Assets -- Beginning of Year or Period............................................  19,384,532    9,134,970
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $17,143,333  $19,384,532
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................         502        1,084
 Redeemed............................................................................        (537)        (285)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         (35)         799
                                                                                      ===========  ===========

                                                                                      FRANKLIN INCOME VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ 2,465,489  $ 1,590,737
 Net realized gain (loss) on investments.............................................    (431,932)     507,957
 Net change in unrealized appreciation (depreciation) of investments.................  (8,622,262)  (1,930,059)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (6,588,705)     168,635
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  17,434,722   25,410,392
 Transfers between Variable Investment Options including guaranteed interest account, net......................................................................  (1,461,761)  13,521,835
 Redemptions for contract benefits and terminations..................................  (3,850,363)  (2,320,856)
 Contract maintenance charges........................................................      (5,253)      (2,902)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  12,117,345   36,608,469
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         125          701
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................   5,528,765   36,777,805
Net Assets -- Beginning of Year or Period............................................  66,764,135   29,986,330
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $72,292,900  $66,764,135
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................       2,090        3,400
 Redeemed............................................................................      (1,116)        (431)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         974        2,969
                                                                                      ===========  ===========

                                                                                       FRANKLIN MUTUAL SHARES
                                                                                              VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   236,026  $    76,948
 Net realized gain (loss) on investments.............................................   1,268,249      450,856
 Net change in unrealized appreciation (depreciation) of investments.................  (2,370,516)      82,656
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................    (866,241)     610,460
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................     977,050    2,397,016
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    (252,990)     (89,215)
 Redemptions for contract benefits and terminations..................................    (548,342)    (337,170)
 Contract maintenance charges........................................................      (1,927)      (1,619)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....     173,791    1,969,012
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................    (692,450)   2,579,472
Net Assets -- Beginning of Year or Period............................................  13,444,844   10,865,372
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $12,752,394  $13,444,844
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................         147          245
 Redeemed............................................................................        (118)        (106)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          29          139
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                           FRANKLIN RISING
                                                                                              DIVIDENDS
                                                                                              VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $    14,387  $   (38,043)
 Net realized gain (loss) on investments.............................................   4,705,876      914,430
 Net change in unrealized appreciation (depreciation) of investments.................  (7,090,493)   1,534,348
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,370,230)   2,410,735
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   8,903,106   14,981,052
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................      56,304    5,754,820
 Redemptions for contract benefits and terminations..................................  (1,234,149)    (904,945)
 Contract maintenance charges........................................................      (3,811)      (1,891)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   7,721,450   19,829,036
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --        1,498
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................   5,351,220   22,241,269
Net Assets -- Beginning of Year or Period............................................  39,577,334   17,336,065
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $44,928,554  $39,577,334
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................       1,145        2,051
 Redeemed............................................................................        (509)        (331)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         636        1,720
                                                                                      ===========  ===========

Unit Activity Service Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

                                                                                         FRANKLIN STRATEGIC
                                                                                           INCOME VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ 2,856,584  $ 1,830,216
 Net realized gain (loss) on investments.............................................    (214,807)     511,622
 Net change in unrealized appreciation (depreciation) of investments.................  (5,776,078)  (2,473,435)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (3,134,301)    (131,597)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  10,031,356   13,814,503
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    (740,325)   6,491,454
 Redemptions for contract benefits and terminations..................................  (2,518,722)  (1,999,194)
 Contract maintenance charges........................................................      (6,411)      (4,545)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   6,765,898   18,302,218
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................   3,631,597   18,170,621
Net Assets -- Beginning of Year or Period............................................  52,532,887   34,362,266
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $56,164,484  $52,532,887
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................       1,164        1,811
 Redeemed............................................................................        (636)        (395)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         528        1,416
                                                                                      ===========  ===========

Unit Activity Service Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

                                                                                            GOLDMAN SACHS
                                                                                             VIT MID CAP
                                                                                             VALUE FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (421,156) $  (134,967)
 Net realized gain (loss) on investments.............................................   2,801,703    5,746,112
 Net change in unrealized appreciation (depreciation) of investments.................  (6,018,683)  (2,947,657)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (3,638,136)   2,663,488
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,242,983    6,295,051
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    (427,278)   2,207,670
 Redemptions for contract benefits and terminations..................................  (1,172,092)    (734,412)
 Contract maintenance charges........................................................      (4,387)      (3,206)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   3,639,226    7,765,103
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................       1,090   10,428,591
Net Assets -- Beginning of Year or Period............................................  30,108,712   19,680,121
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $30,109,802  $30,108,712
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

Unit Activity Service Shares
 Issued..............................................................................         375          604
 Redeemed............................................................................        (194)        (200)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         181          404
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                          GUGGENHEIM VIF
                                                                                          GLOBAL MANAGED        GUGGENHEIM VIF
                                                                                         FUTURES STRATEGY         MULTI-HEDGE
                                                                                               FUND             STRATEGIES FUND
                                                                                      ----------------------  ------------------
                                                                                         2015        2014       2015      2014
                                                                                      ----------  ----------  --------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   17,938  $  (10,424) $ (7,202) $(11,029)
 Net realized gain (loss) on investments.............................................     76,765      (6,829)    9,886     1,715
 Net change in unrealized appreciation (depreciation) of investments.................   (167,155)    127,332     1,067    34,499
                                                                                      ----------  ----------  --------  --------

 Net Increase (decrease) in net assets resulting from operations.....................    (72,452)    110,079     3,751    25,185
                                                                                      ----------  ----------  --------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................    764,779     281,024     9,051     7,703
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    288,826     258,428    98,531    26,087
 Redemptions for contract benefits and terminations..................................   (154,507)    (49,496)  (23,977)  (13,117)
 Contract maintenance charges........................................................        (71)        (67)     (101)     (101)
                                                                                      ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    899,027     489,889    83,504    20,572
                                                                                      ----------  ----------  --------  --------

Net Increase (Decrease) in Net Assets................................................    826,575     599,968    87,255    45,757
Net Assets -- Beginning of Year or Period............................................  1,203,882     603,914   813,879   768,122
                                                                                      ----------  ----------  --------  --------

Net Assets -- End of Year or Period.................................................. $2,030,457  $1,203,882  $901,134  $813,879
                                                                                      ==========  ==========  ========  ========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................         --          --        --        --
 Redeemed............................................................................         --          --        --        --
                                                                                      ----------  ----------  --------  --------
 Net Increase (Decrease).............................................................         --          --        --        --
                                                                                      ==========  ==========  ========  ========

Unit Activity Common Shares
 Issued..............................................................................        144          61        24        13
 Redeemed............................................................................        (60)        (14)      (15)      (10)
                                                                                      ----------  ----------  --------  --------
 Net Increase (Decrease).............................................................         84          47         9         3
                                                                                      ==========  ==========  ========  ========

                                                                                              HARTFORD
                                                                                        CAPITAL APPRECIATION
                                                                                            HLS FUND(a)
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (20,141) $    6,357
 Net realized gain (loss) on investments.............................................   1,114,634      39,298
 Net change in unrealized appreciation (depreciation) of investments.................  (1,268,440)    (29,020)
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (173,947)     16,635
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,640,763     951,653
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   2,825,732     760,176
 Redemptions for contract benefits and terminations..................................    (233,441)     (1,189)
 Contract maintenance charges........................................................        (259)         (3)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   8,232,795   1,710,637
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................   8,058,848   1,727,272
Net Assets -- Beginning of Year or Period............................................   1,727,272          --
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $ 9,786,120  $1,727,272
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................         889         174
 Redeemed............................................................................         (83)         (3)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................         806         171
                                                                                      ===========  ==========

Unit Activity Common Shares
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              HARTFORD
                                                                                               GROWTH
                                                                                           OPPORTUNITIES
                                                                                            HLS FUND(a)
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (124,236) $   (3,426)
 Net realized gain (loss) on investments.............................................   2,192,318      24,514
 Net change in unrealized appreciation (depreciation) of investments.................  (1,676,531)     25,244
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................     391,551      46,332
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  11,221,519   1,031,074
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   7,499,257     529,261
 Redemptions for contract benefits and terminations..................................    (346,155)     (4,304)
 Contract maintenance charges........................................................        (465)         (1)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  18,374,156   1,556,030
                                                                                      -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --       1,351
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................  18,765,707   1,603,713
Net Assets -- Beginning of Year or Period............................................   1,603,713          --
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $20,369,420  $1,603,713
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................       1,721         155
 Redeemed............................................................................        (130)         (6)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................       1,591         149
                                                                                      ===========  ==========

Unit Activity Series II
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

                                                                                          INVESCO V.I.
                                                                                            AMERICAN
                                                                                            FRANCHISE
                                                                                              FUND
                                                                                      --------------------
                                                                                        2015       2014
                                                                                      --------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ (8,476) $   (9,329)
 Net realized gain (loss) on investments.............................................   30,477     208,528
 Net change in unrealized appreciation (depreciation) of investments.................  (17,741)   (178,311)
                                                                                      --------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    4,260      20,888
                                                                                      --------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................    1,701      18,978
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  469,077    (598,847)
 Redemptions for contract benefits and terminations..................................  (46,394)    (10,184)
 Contract maintenance charges........................................................      (70)        (85)
                                                                                      --------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  424,314    (590,138)
                                                                                      --------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................   18,877     (18,875)
                                                                                      --------  ----------

Net Increase (Decrease) in Net Assets................................................  447,451    (588,125)
Net Assets -- Beginning of Year or Period............................................  454,583   1,042,708
                                                                                      --------  ----------

Net Assets -- End of Year or Period.................................................. $902,034  $  454,583
                                                                                      ========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................       --          --
 Redeemed............................................................................       --          --
                                                                                      --------  ----------
 Net Increase (Decrease).............................................................       --          --
                                                                                      ========  ==========

Unit Activity Series II
 Issued..............................................................................       44          32
 Redeemed............................................................................      (25)        (63)
                                                                                      --------  ----------
 Net Increase (Decrease).............................................................       19         (31)
                                                                                      ========  ==========

                                                                                           INVESCO V.I.
                                                                                           BALANCED-RISK
                                                                                            ALLOCATION
                                                                                               FUND
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  115,537  $  (20,839)
 Net realized gain (loss) on investments.............................................    275,319     133,817
 Net change in unrealized appreciation (depreciation) of investments.................   (636,794)    (72,210)
                                                                                      ----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................   (245,938)     40,768
                                                                                      ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,646,558   1,828,998
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    680,494     672,890
 Redemptions for contract benefits and terminations..................................   (256,018)    (72,726)
 Contract maintenance charges........................................................         --          --
                                                                                      ----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  2,071,034   2,429,162
                                                                                      ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        174          --
                                                                                      ----------  ----------

Net Increase (Decrease) in Net Assets................................................  1,825,270   2,469,930
Net Assets -- Beginning of Year or Period............................................  2,918,075     448,145
                                                                                      ----------  ----------

Net Assets -- End of Year or Period.................................................. $4,743,345  $2,918,075
                                                                                      ==========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................         --          --
 Redeemed............................................................................         --          --
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................         --          --
                                                                                      ==========  ==========

Unit Activity Series II
 Issued..............................................................................        312         248
 Redeemed............................................................................       (105)         (9)
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................        207         239
                                                                                      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                            INVESCO V.I. DIVERSIFIED
                                                                                                  DIVIDEND FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    88,638  $    22,638
  Net realized gain (loss) on investments..................................................     937,843      499,317
  Net change in unrealized appreciation (depreciation) of investments......................  (1,255,088)     851,821
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (228,607)   1,373,776
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,862,165    3,971,339
  Transfers between Variable Investment Options including guaranteed interest account, net.  13,314,809    1,110,562
  Redemptions for contract benefits and terminations.......................................    (895,477)    (374,002)
  Contract maintenance charges.............................................................      (2,735)      (1,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  21,278,762    4,706,410
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         704        1,501
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  21,050,859    6,081,687
Net Assets -- Beginning of Year or Period..................................................  16,416,080   10,334,393
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $37,466,939  $16,416,080
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................       1,488          457
  Redeemed.................................................................................        (241)        (166)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,247          291
                                                                                            ===========  ===========

                                                                                            INVESCO V.I. EQUITY AND
                                                                                                INCOME FUND(i)
                                                                                            -----------------------
                                                                                                     2015
                                                                                            -----------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................       $   45,369
  Net realized gain (loss) on investments..................................................          210,600
  Net change in unrealized appreciation (depreciation) of investments......................         (387,038)
                                                                                                  ----------

  Net Increase (decrease) in net assets resulting from operations..........................         (131,069)
                                                                                                  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................        4,174,299
  Transfers between Variable Investment Options including guaranteed interest account, net.          492,997
  Redemptions for contract benefits and terminations.......................................         (115,186)
  Contract maintenance charges.............................................................               --
                                                                                                  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........        4,552,110
                                                                                                  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               33
                                                                                                  ----------

Net Increase (Decrease) in Net Assets......................................................        4,421,074
Net Assets -- Beginning of Year or Period..................................................               --
                                                                                                  ----------

Net Assets -- End of Year or Period........................................................       $4,421,074
                                                                                                  ==========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................              491
  Redeemed.................................................................................              (29)
                                                                                                  ----------
  Net Increase (Decrease)..................................................................              462
                                                                                                  ==========

                                                                                              INVESCO V.I. GLOBAL
                                                                                               HEALTH CARE FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (27,519) $   (6,959)
  Net realized gain (loss) on investments..................................................    301,454     (30,825)
  Net change in unrealized appreciation (depreciation) of investments......................   (389,196)     51,410
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (115,261)     13,626
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,994,687     756,384
  Transfers between Variable Investment Options including guaranteed interest account, net.    677,512     281,126
  Redemptions for contract benefits and terminations.......................................   (100,703)    (17,154)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,571,496   1,020,356
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --      10,000
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,456,235   1,043,982
Net Assets -- Beginning of Year or Period..................................................  1,046,365       2,383
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,502,600  $1,046,365
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................        256         170
  Redeemed.................................................................................        (49)        (87)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        207          83
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(i)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  INVESCO V.I.
                                                                                                   GLOBAL REAL
                                                                                                   ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 1,488,685  $    44,800
  Net realized gain (loss) on investments..................................................     987,696      571,814
  Net change in unrealized appreciation (depreciation) of investments......................  (5,109,683)   5,846,284
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,633,302)   6,462,898
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  12,125,362   14,487,959
  Transfers between Variable Investment Options including guaranteed interest account, net.     831,308    2,768,738
  Redemptions for contract benefits and terminations.......................................  (2,619,172)  (1,753,746)
  Contract maintenance charges.............................................................      (9,312)      (7,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,328,186   15,495,736
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,199           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   7,697,083   21,958,634
Net Assets -- Beginning of Year or Period..................................................  68,110,006   46,151,372
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $75,807,089  $68,110,006
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................       1,201        1,407
  Redeemed.................................................................................        (463)        (270)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         738        1,137
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                   HIGH YIELD
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 1,327,352  $   748,676
  Net realized gain (loss) on investments..................................................    (356,195)     102,692
  Net change in unrealized appreciation (depreciation) of investments......................  (2,719,220)  (1,077,208)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,748,063)    (225,840)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,715,334   11,142,844
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,771,272    1,873,268
  Redemptions for contract benefits and terminations.......................................  (2,151,861)    (814,743)
  Contract maintenance charges.............................................................      (2,995)      (1,881)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,331,750   12,199,488
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         959          400
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,584,646   11,974,048
Net Assets -- Beginning of Year or Period..................................................  25,344,488   13,370,440
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $31,929,134  $25,344,488
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................       1,369        1,387
  Redeemed.................................................................................        (646)        (283)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         723        1,104
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (18,781) $    29,723
  Net realized gain (loss) on investments..................................................     514,261      651,290
  Net change in unrealized appreciation (depreciation) of investments......................  (2,313,209)  (1,255,617)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,817,729)    (574,604)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,615,641    9,996,391
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,178,481      841,855
  Redemptions for contract benefits and terminations.......................................  (1,413,848)    (798,042)
  Contract maintenance charges.............................................................      (5,170)      (3,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,375,104   10,036,414
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,040          750
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,558,415    9,462,560
Net Assets -- Beginning of Year or Period..................................................  35,666,667   26,204,107
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $42,225,082  $35,666,667
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................         941        1,058
  Redeemed.................................................................................        (265)        (291)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         676          767
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  INVESCO V.I.
                                                                                                  MID CAP CORE
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (128,106) $ (112,138)
  Net realized gain (loss) on investments..................................................   1,048,305   1,117,920
  Net change in unrealized appreciation (depreciation) of investments......................  (1,521,451)   (822,807)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (601,252)    182,975
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,695,220   2,688,647
  Transfers between Variable Investment Options including guaranteed interest account, net.     (72,917)   (203,210)
  Redemptions for contract benefits and terminations.......................................    (322,161)   (275,364)
  Contract maintenance charges.............................................................      (1,642)     (1,149)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,298,500   2,208,924
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --         160
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................     697,248   2,392,059
Net Assets -- Beginning of Year or Period..................................................   9,313,984   6,921,925
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $10,011,232  $9,313,984
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Series II
  Issued...................................................................................         164         218
  Redeemed.................................................................................         (80)        (73)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          84         145
                                                                                            ===========  ==========

                                                                                                  INVESCO V.I.
                                                                                                    SMALL CAP
                                                                                                   EQUITY FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (150,050) $  (103,728)
  Net realized gain (loss) on investments..................................................   2,473,478    1,420,594
  Net change in unrealized appreciation (depreciation) of investments......................  (3,270,553)  (1,179,031)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (947,125)     137,835
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,871,037    2,281,720
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,090,247      (88,469)
  Redemptions for contract benefits and terminations.......................................    (662,176)    (309,652)
  Contract maintenance charges.............................................................      (1,211)        (763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,297,897    1,882,836
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,350,772    2,020,671
Net Assets -- Beginning of Year or Period..................................................   8,456,498    6,435,827
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $11,807,270  $ 8,456,498
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Series II
  Issued...................................................................................         418          340
  Redeemed.................................................................................        (158)        (212)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         260          128
                                                                                            ===========  ===========

                                                                                                    IVY FUNDS
                                                                                                    VIP ASSET
                                                                                                     STRATEGY
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (545,353) $  (485,775)
  Net realized gain (loss) on investments..................................................    6,303,184    6,897,889
  Net change in unrealized appreciation (depreciation) of investments......................  (10,733,827)  (9,772,203)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (4,975,996)  (3,360,089)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    6,358,604   16,209,382
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,825,670)   2,283,136
  Redemptions for contract benefits and terminations.......................................   (2,616,615)  (1,516,954)
  Contract maintenance charges.............................................................       (5,594)      (4,552)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (4,089,275)  16,971,012
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         (201)         202
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   (9,065,472)  13,611,125
Net Assets -- Beginning of Year or Period..................................................   53,506,420   39,895,295
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 44,440,948  $53,506,420
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................        1,014        2,231
  Redeemed.................................................................................       (1,336)        (755)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (322)       1,476
                                                                                            ============  ===========

Unit Activity Series II
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  IVY FUNDS VIP
                                                                                                    DIVIDEND
                                                                                                  OPPORTUNITIES
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (25,369) $   (48,284)
  Net realized gain (loss) on investments..................................................   2,209,195    1,585,286
  Net change in unrealized appreciation (depreciation) of investments......................  (2,775,821)    (321,025)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (591,995)   1,215,977
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,680,822    1,774,639
  Transfers between Variable Investment Options including guaranteed interest account, net.    (226,693)     154,908
  Redemptions for contract benefits and terminations.......................................  (1,033,968)    (654,030)
  Contract maintenance charges.............................................................      (2,051)      (1,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     418,110    1,273,739
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (173,885)   2,489,716
Net Assets -- Beginning of Year or Period..................................................  16,300,585   13,810,869
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,126,700  $16,300,585
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         176          201
  Redeemed.................................................................................        (152)        (121)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          24           80
                                                                                            ===========  ===========

                                                                                                  IVY FUNDS VIP
                                                                                                     ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (435,438) $  (399,727)
  Net realized gain (loss) on investments..................................................    (856,717)   1,722,680
  Net change in unrealized appreciation (depreciation) of investments......................  (7,145,987)  (5,889,354)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (8,438,142)  (4,566,401)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,285,737    8,588,130
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,358,326    5,708,762
  Redemptions for contract benefits and terminations.......................................  (1,132,292)    (972,112)
  Contract maintenance charges.............................................................      (3,810)      (3,029)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,507,961   13,321,751
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,451          676
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (927,730)   8,756,026
Net Assets -- Beginning of Year or Period..................................................  29,365,919   20,609,893
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $28,438,189  $29,365,919
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................       1,364        1,429
  Redeemed.................................................................................        (673)        (367)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         691        1,062
                                                                                            ===========  ===========

                                                                                                  IVY FUNDS VIP
                                                                                                 GLOBAL NATURAL
                                                                                                    RESOURCES
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (149,889) $  (193,724)
  Net realized gain (loss) on investments..................................................    (562,069)    (242,028)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,100,431)  (1,595,721)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,812,389)  (2,031,473)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,167,071    2,269,244
  Transfers between Variable Investment Options including guaranteed interest account, net.    (467,104)    (364,941)
  Redemptions for contract benefits and terminations.......................................    (477,585)    (648,905)
  Contract maintenance charges.............................................................      (1,854)      (1,903)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     220,528    1,253,495
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (2,591,861)    (777,978)
Net Assets -- Beginning of Year or Period..................................................  11,709,226   12,487,204
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $ 9,117,365  $11,709,226
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         249          375
  Redeemed.................................................................................        (223)        (257)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26          118
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     IVY FUNDS
                                                                                                     VIP HIGH
                                                                                                      INCOME
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  5,308,558  $  3,144,603
  Net realized gain (loss) on investments..................................................    1,053,597     1,607,610
  Net change in unrealized appreciation (depreciation) of investments......................  (15,778,535)   (5,092,716)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (9,416,380)     (340,503)
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   19,944,211    29,879,846
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,861,884)    5,578,754
  Redemptions for contract benefits and terminations.......................................   (4,659,554)   (3,602,674)
  Contract maintenance charges.............................................................      (13,771)       (9,943)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    6,409,002    31,845,983
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   (3,007,378)   31,505,480
Net Assets -- Beginning of Year or Period..................................................  111,385,223    79,879,743
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $108,377,845  $111,385,223
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................        1,734         2,775
  Redeemed.................................................................................       (1,335)         (759)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          399         2,016
                                                                                            ============  ============

                                                                                                   IVY FUNDS
                                                                                                 VIP MICRO CAP
                                                                                                    GROWTH
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (22,064) $  (14,452)
  Net realized gain (loss) on investments..................................................     94,962     (50,915)
  Net change in unrealized appreciation (depreciation) of investments......................   (298,687)    (34,709)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (225,789)   (100,076)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    565,411   1,279,177
  Transfers between Variable Investment Options including guaranteed interest account, net.    137,541     314,295
  Redemptions for contract benefits and terminations.......................................    (87,893)    (37,298)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    615,059   1,556,174
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        499         139
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    389,769   1,456,237
Net Assets -- Beginning of Year or Period..................................................  1,548,818      92,581
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $1,938,587  $1,548,818
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................        127         240
  Redeemed.................................................................................        (67)       (101)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         60         139
                                                                                            ==========  ==========

                                                                                                  IVY FUNDS VIP
                                                                                                     MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (623,732) $  (505,028)
  Net realized gain (loss) on investments..................................................   4,123,553    2,790,176
  Net change in unrealized appreciation (depreciation) of investments......................  (6,880,319)     (23,845)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,380,498)   2,261,303
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,772,187    7,872,182
  Transfers between Variable Investment Options including guaranteed interest account, net.     319,717    1,042,641
  Redemptions for contract benefits and terminations.......................................  (1,461,562)  (1,335,177)
  Contract maintenance charges.............................................................      (6,998)      (5,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,623,344    7,574,455
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          550
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,242,846    9,836,308
Net Assets -- Beginning of Year or Period..................................................  40,842,535   31,006,227
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $43,085,381  $40,842,535
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         489          635
  Redeemed.................................................................................        (215)        (246)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         274          389
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (855,391) $  (626,323)
  Net realized gain (loss) on investments..................................................   4,998,971    5,640,528
  Net change in unrealized appreciation (depreciation) of investments......................  (7,263,347)  (4,236,598)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,119,767)     777,607
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  14,476,101   16,248,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,485,696     (660,774)
  Redemptions for contract benefits and terminations.......................................  (2,051,779)  (1,260,654)
  Contract maintenance charges.............................................................      (6,746)      (4,484)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  14,903,272   14,322,213
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  11,783,505   15,099,820
Net Assets -- Beginning of Year or Period..................................................  52,644,709   37,544,889
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $64,428,214  $52,644,709
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................       1,231        1,221
  Redeemed.................................................................................        (330)        (372)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         901          849
                                                                                            ===========  ===========

Unit Activity Service Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                             IVY FUNDS VIP SMALL CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (308,775) $  (229,100)
  Net realized gain (loss) on investments..................................................   3,632,120    2,325,180
  Net change in unrealized appreciation (depreciation) of investments......................  (3,631,026)  (2,028,419)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (307,681)      67,661
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,898,745    4,194,619
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,094,299     (503,568)
  Redemptions for contract benefits and terminations.......................................    (722,938)    (701,371)
  Contract maintenance charges.............................................................      (3,069)      (2,153)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,267,037    2,987,527
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   5,959,356    3,055,188
Net Assets -- Beginning of Year or Period..................................................  17,570,116   14,514,928
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $23,529,472  $17,570,116
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         635          335
  Redeemed.................................................................................        (298)        (159)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         337          176
                                                                                            ===========  ===========

Unit Activity Service Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               JANUS ASPEN SERIES
                                                                                               BALANCED PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    36,817  $   10,267
  Net realized gain (loss) on investments..................................................     274,413      29,313
  Net change in unrealized appreciation (depreciation) of investments......................    (401,284)     73,780
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     (90,054)    113,360
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  12,398,463   2,849,250
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,218,057   1,360,892
  Redemptions for contract benefits and terminations.......................................    (535,329)    (14,639)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  16,081,191   4,195,503
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         510         140
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  15,991,647   4,309,003
Net Assets -- Beginning of Year or Period..................................................   4,371,298      62,295
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $20,362,945  $4,371,298
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Service Shares
  Issued...................................................................................       1,701         396
  Redeemed.................................................................................        (202)         (4)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................       1,499         392
                                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            JANUS ASPEN SERIES FLEXIBLE
                                                                                                 BOND PORTFOLIO
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                             -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    71,839    $   31,267
  Net realized gain (loss) on investments..................................................      16,523         4,526
  Net change in unrealized appreciation (depreciation) of investments......................    (232,891)      (20,590)
                                                                                             -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (144,529)       15,203
                                                                                             -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,058,640     2,548,433
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,772,636       597,272
  Redemptions for contract benefits and terminations.......................................    (336,198)      (21,356)
  Contract maintenance charges.............................................................          (8)           --
                                                                                             -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,495,070     3,124,349
                                                                                             -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         249            65
                                                                                             -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   7,350,790     3,139,617
Net Assets -- Beginning of Year or Period..................................................   3,255,805       116,188
                                                                                             -----------   ----------

Net Assets -- End of Year or Period........................................................ $10,606,595    $3,255,805
                                                                                             ===========   ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................          --            --
  Redeemed.................................................................................          --            --
                                                                                             -----------   ----------
  Net Increase (Decrease)..................................................................          --            --
                                                                                             ===========   ==========

Unit Activity Service Shares
  Issued...................................................................................         831           328
  Redeemed.................................................................................         (98)          (23)
                                                                                             -----------   ----------
  Net Increase (Decrease)..................................................................         733           305
                                                                                             ===========   ==========

                                                                                            JANUS ASPEN SERIES INTECH
                                                                                              U.S. LOW VOLATILITY
                                                                                                   PORTFOLIO
                                                                                            ------------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   12,574   $     (630)
  Net realized gain (loss) on investments..................................................     74,676        3,663
  Net change in unrealized appreciation (depreciation) of investments......................    (19,572)      94,437
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................     67,678       97,470
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    994,028    1,176,598
  Transfers between Variable Investment Options including guaranteed interest account, net.    782,038      219,415
  Redemptions for contract benefits and terminations.......................................    (73,215)     (27,908)
  Contract maintenance charges.............................................................         --           --
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,702,851    1,368,105
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         28           (5)
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................  1,770,557    1,465,570
Net Assets -- Beginning of Year or Period..................................................  1,494,373       28,803
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $3,264,930   $1,494,373
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========

Unit Activity Service Shares
  Issued...................................................................................        183          127
  Redeemed.................................................................................        (34)          (3)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................        149          124
                                                                                            ==========   ==========

                                                                                            JPMORGAN INSURANCE TRUST
                                                                                               GLOBAL ALLOCATION
                                                                                                  PORTFOLIO(n)
                                                                                            ------------------------
                                                                                                      2015
                                                                                            ------------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................        $   73,542
  Net realized gain (loss) on investments..................................................            23,006
  Net change in unrealized appreciation (depreciation) of investments......................          (240,774)
                                                                                                   ----------

  Net Increase (decrease) in net assets resulting from operations..........................          (144,226)
                                                                                                   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................         6,807,334
  Transfers between Variable Investment Options including guaranteed interest account, net.           712,477
  Redemptions for contract benefits and terminations.......................................           (49,867)
  Contract maintenance charges.............................................................                --
                                                                                                   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........         7,469,944
                                                                                                   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               249
                                                                                                   ----------

Net Increase (Decrease) in Net Assets......................................................         7,325,967
Net Assets -- Beginning of Year or Period..................................................                --
                                                                                                   ----------

Net Assets -- End of Year or Period........................................................        $7,325,967
                                                                                                   ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................               779
  Redeemed.................................................................................               (20)
                                                                                                   ----------
  Net Increase (Decrease)..................................................................               759
                                                                                                   ==========

Unit Activity Service Shares
  Issued...................................................................................                --
  Redeemed.................................................................................                --
                                                                                                   ----------
  Net Increase (Decrease)..................................................................                --
                                                                                                   ==========

-----------
The accompanying notes are an integral part of these financial statements.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             JPMORGAN INSURANCE
                                                                                                TRUST INCOME
                                                                                            BUILDER PORTFOLIO(n)
                                                                                            --------------------
                                                                                                    2015
                                                                                            --------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................      $   90,289
  Net realized gain (loss) on investments..................................................           4,560
  Net change in unrealized appreciation (depreciation) of investments......................        (134,991)
                                                                                                 ----------

  Net Increase (decrease) in net assets resulting from operations..........................         (40,142)
                                                                                                 ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................       4,457,789
  Transfers between Variable Investment Options including guaranteed interest account, net.         621,138
  Redemptions for contract benefits and terminations.......................................        (101,244)
  Contract maintenance charges.............................................................              --
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       4,977,683
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             200
                                                                                                 ----------

Net Increase (Decrease) in Net Assets......................................................       4,937,741
Net Assets -- Beginning of Year or Period..................................................              --
                                                                                                 ----------

Net Assets -- End of Year or Period........................................................      $4,937,741
                                                                                                 ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................             504
  Redeemed.................................................................................              (1)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................             503
                                                                                                 ==========

Unit Activity Class II
  Issued...................................................................................              --
  Redeemed.................................................................................              --
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              --
                                                                                                 ==========

Unit Activity Service Shares
  Issued...................................................................................              --
  Redeemed.................................................................................              --
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              --
                                                                                                 ==========

Unit Activity VC Shares
  Issued...................................................................................              --
  Redeemed.................................................................................              --
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              --
                                                                                                 ==========

                                                                                                LAZARD RETIREMENT
                                                                                                 EMERGING MARKETS
                                                                                                 EQUITY PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (203,172) $   255,861
  Net realized gain (loss) on investments..................................................   (1,157,869)     743,817
  Net change in unrealized appreciation (depreciation) of investments......................  (15,652,558)  (5,801,294)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (17,013,599)  (4,801,616)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   10,456,807   15,862,126
  Transfers between Variable Investment Options including guaranteed interest account, net.      (36,037)  (1,037,345)
  Redemptions for contract benefits and terminations.......................................   (2,677,821)  (2,442,338)
  Contract maintenance charges.............................................................      (11,142)     (11,011)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    7,731,807   12,371,432
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   (9,281,792)   7,569,816
Net Assets -- Beginning of Year or Period..................................................   73,892,717   66,322,901
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 64,610,925  $73,892,717
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class II
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Service Shares
  Issued...................................................................................        1,675        2,019
  Redeemed.................................................................................         (884)        (923)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          791        1,096
                                                                                            ============  ===========

Unit Activity VC Shares
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

                                                                                               LEGG MASON BW
                                                                                                  ABSOLUTE
                                                                                            RETURN OPPORTUNITIES
                                                                                                   VIT(i)
                                                                                            --------------------
                                                                                                    2015
                                                                                            --------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................       $ (1,959)
  Net realized gain (loss) on investments..................................................          8,253
  Net change in unrealized appreciation (depreciation) of investments......................        (21,791)
                                                                                                  --------

  Net Increase (decrease) in net assets resulting from operations..........................        (15,497)
                                                                                                  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................        320,693
  Transfers between Variable Investment Options including guaranteed interest account, net.         42,271
  Redemptions for contract benefits and terminations.......................................         (7,611)
  Contract maintenance charges.............................................................             --
                                                                                                  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........        355,353
                                                                                                  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             13
                                                                                                  --------

Net Increase (Decrease) in Net Assets......................................................        339,869
Net Assets -- Beginning of Year or Period..................................................             --
                                                                                                  --------

Net Assets -- End of Year or Period........................................................       $339,869
                                                                                                  ========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                  --------
  Net Increase (Decrease)..................................................................             --
                                                                                                  ========

Unit Activity Class II
  Issued...................................................................................             42
  Redeemed.................................................................................             (5)
                                                                                                  --------
  Net Increase (Decrease)..................................................................             37
                                                                                                  ========

Unit Activity Service Shares
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                  --------
  Net Increase (Decrease)..................................................................             --
                                                                                                  ========

Unit Activity VC Shares
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                  --------
  Net Increase (Decrease)..................................................................             --
                                                                                                  ========

                                                                                               LORD ABBETT SERIES
                                                                                               FUND-BOND DEBENTURE
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 2,189,292  $ 1,196,466
  Net realized gain (loss) on investments..................................................       8,011      896,230
  Net change in unrealized appreciation (depreciation) of investments......................  (4,844,686)  (1,713,106)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,647,383)     379,590
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  23,790,222   14,081,597
  Transfers between Variable Investment Options including guaranteed interest account, net.  19,058,165    5,777,673
  Redemptions for contract benefits and terminations.......................................  (2,652,998)  (1,007,701)
  Contract maintenance charges.............................................................      (3,488)      (1,444)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  40,191,901   18,850,125
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,500        1,249
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  37,546,018   19,230,964
Net Assets -- Beginning of Year or Period..................................................  32,620,589   13,389,625
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $70,166,607  $32,620,589
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Service Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity VC Shares
  Issued...................................................................................       3,903        1,981
  Redeemed.................................................................................        (492)        (346)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       3,411        1,635
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(i)Units were made available on February 23, 2015.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            LORD ABBETT SERIES FUND-
                                                                                            CLASSIC STOCK PORTFOLIO
                                                                                            ----------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (33,823)  $  (28,381)
  Net realized gain (loss) on investments..................................................    834,365      709,880
  Net change in unrealized appreciation (depreciation) of investments......................   (910,865)    (349,304)
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (110,323)     332,195
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    372,217    1,295,184
  Transfers between Variable Investment Options including guaranteed interest account, net.   (782,820)    (596,960)
  Redemptions for contract benefits and terminations.......................................   (147,306)    (150,265)
  Contract maintenance charges.............................................................       (673)        (491)
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (558,582)     547,468
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      1,499           --
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................   (667,406)     879,663
Net Assets -- Beginning of Year or Period..................................................  5,069,874    4,190,211
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $4,402,468   $5,069,874
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========

Unit Activity VC Shares
  Issued...................................................................................         51          109
  Redeemed.................................................................................        (91)         (69)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................        (40)          40
                                                                                            ==========   ==========

                                                                                              LORD ABBETT SERIES
                                                                                                  FUND-GROWTH
                                                                                            OPPORTUNITIES PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (61,807) $  (40,894)
  Net realized gain (loss) on investments..................................................    412,718     695,603
  Net change in unrealized appreciation (depreciation) of investments......................   (304,397)   (508,618)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     46,514     146,091
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    260,141     904,731
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,407,742      (8,075)
  Redemptions for contract benefits and terminations.......................................   (222,600)   (154,453)
  Contract maintenance charges.............................................................       (692)       (339)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,444,591     741,864
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,491,105     887,955
Net Assets -- Beginning of Year or Period..................................................  3,310,911   2,422,956
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,802,016  $3,310,911
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity VC Shares
  Issued...................................................................................        307          99
  Redeemed.................................................................................       (199)        (40)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        108          59
                                                                                            ==========  ==========

                                                                                               MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    554,400  $   380,815
  Net realized gain (loss) on investments..................................................    2,992,615    1,464,097
  Net change in unrealized appreciation (depreciation) of investments......................      572,426   (2,467,264)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    4,119,441     (622,352)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   32,157,785   31,066,224
  Transfers between Variable Investment Options including guaranteed interest account, net.   18,483,719    4,732,446
  Redemptions for contract benefits and terminations.......................................   (4,462,323)  (2,356,765)
  Contract maintenance charges.............................................................      (14,471)      (8,860)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   46,164,710   33,433,045
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        6,001           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   50,290,152   32,810,693
Net Assets -- Beginning of Year or Period..................................................   95,246,180   62,435,487
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $145,536,332  $95,246,180
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................        3,659        2,841
  Redeemed.................................................................................         (441)        (426)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................        3,218        2,415
                                                                                            ============  ===========

Unit Activity VC Shares
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                            MFS(R) INVESTORS TRUST SERIES
                                                                                            ----------------------------
                                                                                                2015           2014
                                                                                             -----------     ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (63,188)    $  (46,153)
  Net realized gain (loss) on investments..................................................   1,212,690        846,262
  Net change in unrealized appreciation (depreciation) of investments......................  (1,294,972)      (141,934)
                                                                                             -----------     ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (145,470)       658,175
                                                                                             -----------     ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,683,306      1,399,574
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,382        512,588
  Redemptions for contract benefits and terminations.......................................    (517,142)      (463,317)
  Contract maintenance charges.............................................................        (964)          (741)
                                                                                             -----------     ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,692,582      1,448,104
                                                                                             -----------     ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --             --
                                                                                             -----------     ----------

Net Increase (Decrease) in Net Assets......................................................   1,547,112      2,106,279
Net Assets -- Beginning of Year or Period..................................................   8,262,995      6,156,716
                                                                                             -----------     ----------

Net Assets -- End of Year or Period........................................................ $ 9,810,107     $8,262,995
                                                                                             ===========     ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         189            165
  Redeemed.................................................................................         (66)           (61)
                                                                                             -----------     ----------
  Net Increase (Decrease)..................................................................         123            104
                                                                                             ===========     ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(j)(k)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................      $   (80,710)
  Net realized gain (loss) on investments..................................................            6,919
  Net change in unrealized appreciation (depreciation) of investments......................         (572,947)
                                                                                                 -----------

  Net Increase (decrease) in net assets resulting from operations..........................         (646,738)
                                                                                                 -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................          627,724
  Transfers between Variable Investment Options including guaranteed interest account, net.       10,091,695
  Redemptions for contract benefits and terminations.......................................         (472,926)
  Contract maintenance charges.............................................................             (971)
                                                                                                 -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       10,245,522
                                                                                                 -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               --
                                                                                                 -----------

Net Increase (Decrease) in Net Assets......................................................        9,598,784
Net Assets -- Beginning of Year or Period..................................................               --
                                                                                                 -----------

Net Assets -- End of Year or Period........................................................      $ 9,598,784
                                                                                                 ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................              985
  Redeemed.................................................................................             (455)
                                                                                                 -----------
  Net Increase (Decrease)..................................................................              530
                                                                                                 ===========

                                                                                               MFS(R) RESEARCH
                                                                                                   SERIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (7,587) $ (1,982)
  Net realized gain (loss) on investments..................................................     71,944    34,657
  Net change in unrealized appreciation (depreciation) of investments......................    (69,921)    8,990
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................     (5,564)   41,665
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    363,019   540,304
  Transfers between Variable Investment Options including guaranteed interest account, net.    132,992   241,880
  Redemptions for contract benefits and terminations.......................................   (146,047)  (28,808)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    349,964   753,376
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         (6)       94
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................    344,394   795,135
Net Assets -- Beginning of Year or Period..................................................    812,177    17,042
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,156,571  $812,177
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         54        73
  Redeemed.................................................................................        (22)       (3)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         32        70
                                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
(j)Units were made available on March 27,2015.
(k)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                MFS(R) TECHNOLOGY
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (249,034) $  (180,495)
  Net realized gain (loss) on investments..................................................   1,436,325    1,041,371
  Net change in unrealized appreciation (depreciation) of investments......................     299,968      249,457
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   1,487,259    1,110,333
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,479,712    3,680,918
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,814,118      555,007
  Redemptions for contract benefits and terminations.......................................    (669,892)    (366,307)
  Contract maintenance charges.............................................................      (2,820)      (1,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,621,118    3,867,700
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   4,108,377    4,978,033
Net Assets -- Beginning of Year or Period..................................................  15,442,461   10,464,428
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $19,550,838  $15,442,461
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         265          342
  Redeemed.................................................................................        (139)        (137)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         126          205
                                                                                            ===========  ===========

                                                                                                 MFS(R) UTILITIES
                                                                                                      SERIES
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  1,235,705  $   203,183
  Net realized gain (loss) on investments..................................................    3,718,739    2,191,408
  Net change in unrealized appreciation (depreciation) of investments......................  (12,713,621)     126,926
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (7,759,177)   2,521,517
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   10,649,226   12,348,647
  Transfers between Variable Investment Options including guaranteed interest account, net.      306,119    6,138,500
  Redemptions for contract benefits and terminations.......................................   (2,404,895)  (1,219,692)
  Contract maintenance charges.............................................................       (4,607)      (3,101)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    8,545,843   17,264,354
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        1,999           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................      788,665   19,785,871
Net Assets -- Beginning of Year or Period..................................................   41,044,877   21,259,006
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 41,833,542  $41,044,877
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................        1,024        1,417
  Redeemed.................................................................................         (428)        (255)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          596        1,162
                                                                                            ============  ===========

                                                                                                 MFS(R) VALUE
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   30,024  $    5,159
  Net realized gain (loss) on investments..................................................    231,642      45,452
  Net change in unrealized appreciation (depreciation) of investments......................   (354,863)     83,254
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (93,197)    133,865
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,379,233   1,775,338
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,090,628     513,157
  Redemptions for contract benefits and terminations.......................................   (152,902)    (47,845)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,316,959   2,240,650
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         52         364
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  3,223,814   2,374,879
Net Assets -- Beginning of Year or Period..................................................  2,475,783     100,904
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $5,699,597  $2,475,783
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................        344         229
  Redeemed.................................................................................        (38)        (23)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        306         206
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             MULTIMANAGER AGGRESSIVE
                                                                                                     EQUITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (169,217) $  (136,118)
  Net realized gain (loss) on investments..................................................     462,021      633,625
  Net change in unrealized appreciation (depreciation) of investments......................    (157,134)     371,287
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     135,670      868,794
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,829,129    2,036,208
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,286,811)    (168,902)
  Redemptions for contract benefits and terminations.......................................    (277,768)    (394,931)
  Contract maintenance charges.............................................................    (189,694)    (161,160)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,074,856    1,311,215
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,210,526    2,180,009
Net Assets -- Beginning of Year or Period..................................................  11,082,597    8,902,588
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $13,293,123  $11,082,597
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         190          149
  Redeemed.................................................................................         (98)        (102)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          92           47
                                                                                            ===========  ===========

                                                                                                   MULTIMANAGER
                                                                                                    CORE BOND*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    472,229  $   539,036
  Net realized gain (loss) on investments..................................................     (892,110)     360,081
  Net change in unrealized appreciation (depreciation) of investments......................   (1,092,014)     958,728
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,511,895)   1,857,845
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   12,136,874   11,378,151
  Transfers between Variable Investment Options including guaranteed interest account, net.    5,235,748      122,772
  Redemptions for contract benefits and terminations.......................................   (5,525,233)  (3,477,180)
  Contract maintenance charges.............................................................   (1,990,414)  (1,679,468)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    9,856,975    6,344,275
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          699        3,250
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................    8,345,779    8,205,370
Net Assets -- Beginning of Year or Period..................................................   97,870,116   89,664,746
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $106,215,895  $97,870,116
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        1,911        1,739
  Redeemed.................................................................................       (1,184)      (1,257)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          727          482
                                                                                            ============  ===========

                                                                                              MULTIMANAGER MID CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (223,825) $  (176,450)
  Net realized gain (loss) on investments..................................................   1,126,816    1,432,577
  Net change in unrealized appreciation (depreciation) of investments......................  (1,480,144)    (791,082)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (577,153)     465,045
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,981,545    2,390,839
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,160,330      585,727
  Redemptions for contract benefits and terminations.......................................    (438,880)    (384,273)
  Contract maintenance charges.............................................................    (207,297)    (179,517)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,495,698    2,412,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,918,545    2,877,821
Net Assets -- Beginning of Year or Period..................................................  13,571,359   10,693,538
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,489,904  $13,571,359
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         306          199
  Redeemed.................................................................................        (135)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         171          128
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 MULTIMANAGER
                                                                                                MID CAP VALUE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (71,879) $  (79,381)
  Net realized gain (loss) on investments..................................................    302,942     272,516
  Net change in unrealized appreciation (depreciation) of investments......................   (926,739)    126,339
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (695,676)    319,474
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,347,341   1,880,739
  Transfers between Variable Investment Options including guaranteed interest account, net.    (44,655)    128,340
  Redemptions for contract benefits and terminations.......................................   (287,745)   (279,527)
  Contract maintenance charges.............................................................   (131,520)   (103,612)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    883,421   1,625,940
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    187,745   1,945,414
Net Assets -- Beginning of Year or Period..................................................  9,232,645   7,287,231
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $9,420,390  $9,232,645
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         88         125
  Redeemed.................................................................................        (48)        (45)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         40          80
                                                                                            ==========  ==========
Unit Activity Class S Shares
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                  MULTIMANAGER
                                                                                                  TECHNOLOGY*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (169,849) $ (116,852)
  Net realized gain (loss) on investments..................................................   1,532,672   1,138,609
  Net change in unrealized appreciation (depreciation) of investments......................    (802,907)    (91,402)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     559,916     930,355
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,232,328   1,742,754
  Transfers between Variable Investment Options including guaranteed interest account, net.     282,148    (175,187)
  Redemptions for contract benefits and terminations.......................................    (360,095)   (195,427)
  Contract maintenance charges.............................................................    (164,082)   (133,201)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,990,299   1,238,939
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          70          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   5,550,285   2,169,294
Net Assets -- Beginning of Year or Period..................................................   9,451,312   7,282,018
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $15,001,597  $9,451,312
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         546         210
  Redeemed.................................................................................        (129)       (119)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         417          91
                                                                                            ===========  ==========
Unit Activity Class S Shares
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

                                                                                              NEUBERGER BERMAN
                                                                                            ABSOLUTE RETURN MULTI-
                                                                                            MANAGER PORTFOLIO(a)
                                                                                            --------------------
                                                                                               2015        2014
                                                                                            ----------   --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (15,638)  $ (1,980)
  Net realized gain (loss) on investments..................................................     18,598          6
  Net change in unrealized appreciation (depreciation) of investments......................   (102,975)     3,946
                                                                                            ----------   --------

  Net Increase (decrease) in net assets resulting from operations..........................   (100,015)     1,972
                                                                                            ----------   --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,010,641    288,521
  Transfers between Variable Investment Options including guaranteed interest account, net.    170,093    362,894
  Redemptions for contract benefits and terminations.......................................   (174,287)   (22,598)
  Contract maintenance charges.............................................................        (58)        --
                                                                                            ----------   --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,006,389    628,817
                                                                                            ----------   --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         12         25
                                                                                            ----------   --------

Net Increase (Decrease) in Net Assets......................................................    906,386    630,814
Net Assets -- Beginning of Year or Period..................................................    630,814         --
                                                                                            ----------   --------

Net Assets -- End of Year or Period........................................................ $1,537,200   $630,814
                                                                                            ==========   ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --         --
  Redeemed.................................................................................         --         --
                                                                                            ----------   --------
  Net Increase (Decrease)..................................................................         --         --
                                                                                            ==========   ========
Unit Activity Class S Shares
  Issued...................................................................................        147         68
  Redeemed.................................................................................        (45)        (3)
                                                                                            ----------   --------
  Net Increase (Decrease)..................................................................        102         65
                                                                                            ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                        NEUBERGER BERMAN
                                                                                          INTERNATIONAL
                                                                                             EQUITY
                                                                                          PORTFOLIO(a)
                                                                                      --------------------
                                                                                         2015       2014
                                                                                      ----------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (3,183) $ (1,021)
 Net realized gain (loss) on investments.............................................      7,621    (3,596)
 Net change in unrealized appreciation (depreciation) of investments.................    (61,552)  (10,796)
                                                                                      ----------  --------

 Net Increase (decrease) in net assets resulting from operations.....................    (57,114)  (15,413)
                                                                                      ----------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,218,054   671,410
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    534,596   116,459
 Redemptions for contract benefits and terminations..................................    (40,197)   (6,010)
 Contract maintenance charges........................................................       (115)       --
                                                                                      ----------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  1,712,338   781,859
                                                                                      ----------  --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        326        --
                                                                                      ----------  --------

Net Increase (Decrease) in Net Assets................................................  1,655,550   766,446
Net Assets -- Beginning of Year or Period............................................    766,446        --
                                                                                      ----------  --------

Net Assets -- End of Year or Period.................................................. $2,421,996  $766,446
                                                                                      ==========  ========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         --        --
 Redeemed............................................................................         --        --
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................         --        --
                                                                                      ==========  ========

Unit Activity Class S Shares
 Issued..............................................................................        188        88
 Redeemed............................................................................        (12)       (5)
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................        176        83
                                                                                      ==========  ========

                                                                                                PIMCO
                                                                                       COMMODITYREALRETURN(R)
                                                                                         STRATEGY PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   528,794  $  (256,325)
 Net realized gain (loss) on investments.............................................  (2,267,468)  (1,076,609)
 Net change in unrealized appreciation (depreciation) of investments.................  (3,787,950)  (3,389,817)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (5,526,624)  (4,722,751)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   2,280,637    4,310,946
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................     633,021      674,513
 Redemptions for contract benefits and terminations..................................    (773,315)    (894,945)
 Contract maintenance charges........................................................      (2,415)      (2,800)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   2,137,928    4,087,714
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (3,388,696)    (635,037)
Net Assets -- Beginning of Year or Period............................................  18,981,114   19,616,151
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $15,592,418  $18,981,114
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         637          691
 Redeemed............................................................................        (354)        (291)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         283          400
                                                                                      ===========  ===========

Unit Activity Class S Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========


                                                                                       PIMCO EMERGING MARKETS
                                                                                           BOND PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   720,991  $   701,147
 Net realized gain (loss) on investments.............................................    (488,310)     124,307
 Net change in unrealized appreciation (depreciation) of investments.................    (936,822)    (950,167)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................    (704,141)    (124,713)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   1,133,794    3,645,754
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  (1,288,304)    (743,865)
 Redemptions for contract benefits and terminations..................................  (1,077,350)    (760,935)
 Contract maintenance charges........................................................      (2,642)      (2,553)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (1,234,502)   2,138,401
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         352         (231)
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (1,938,291)   2,013,457
Net Assets -- Beginning of Year or Period............................................  19,599,276   17,585,819
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $17,660,985  $19,599,276
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         212          521
 Redeemed............................................................................        (308)        (337)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         (96)         184
                                                                                      ===========  ===========

Unit Activity Class S Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             PIMCO               PIMCO
                                                                                          GLOBAL BOND     GLOBAL MULTI-ASSET
                                                                                           PORTFOLIO      MANAGED ALLOCATION
                                                                                          (UNHEDGED)           PORTFOLIO
                                                                                      ------------------  ------------------
                                                                                        2015      2014      2015      2014
                                                                                      --------  --------  --------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  3,642  $  3,237  $  8,615  $  1,537
 Net realized gain (loss) on investments.............................................  (19,772)   15,939       145       861
 Net change in unrealized appreciation (depreciation) of investments.................  (23,092)  (35,281)  (35,307)   (2,270)
                                                                                      --------  --------  --------  --------

 Net Increase (decrease) in net assets resulting from operations.....................  (39,222)  (16,105)  (26,547)      128
                                                                                      --------  --------  --------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................  346,300   371,712   290,270    29,385
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   90,575   171,869   431,411    80,404
 Redemptions for contract benefits and terminations..................................  (13,444)   (7,029)   (9,194)   (1,231)
 Contract maintenance charges........................................................       --        --        --        --
                                                                                      --------  --------  --------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  423,431   536,552   712,487   108,558
                                                                                      --------  --------  --------  --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................       11       (17)       --       151
                                                                                      --------  --------  --------  --------

Net Increase (Decrease) in Net Assets................................................  384,220   520,430   685,940   108,837
Net Assets -- Beginning of Year or Period............................................  553,593    33,163   108,837        --
                                                                                      --------  --------  --------  --------

Net Assets -- End of Year or Period.................................................. $937,813  $553,593  $794,777  $108,837
                                                                                      ========  ========  ========  ========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................       64        57        71        13
 Redeemed............................................................................      (19)       (3)       (2)       (3)
                                                                                      --------  --------  --------  --------
 Net Increase (Decrease).............................................................       45        54        69        10
                                                                                      ========  ========  ========  ========


                                                                                                PIMCO
                                                                                        REAL RETURN PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ 1,601,678  $  (111,033)
 Net realized gain (loss) on investments.............................................  (1,341,404)  (1,466,844)
 Net change in unrealized appreciation (depreciation) of investments.................  (3,006,707)   2,467,619
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,746,433)     889,742
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,673,138    9,615,899
 Transfers between Variable Investment Options including guaranteed interest account, net......................................................................  (6,383,108)  (4,464,734)
 Redemptions for contract benefits and terminations..................................  (3,004,867)  (2,875,658)
 Contract maintenance charges........................................................      (9,619)      (9,212)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (3,724,456)   2,266,295
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --        5,440
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (6,470,889)   3,161,477
Net Assets -- Beginning of Year or Period............................................  67,221,061   64,059,584
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $60,750,172  $67,221,061
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         697        1,399
 Redeemed............................................................................      (1,035)      (1,207)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................        (338)         192
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 PIMCO
                                                                                             TOTAL RETURN
                                                                                               PORTFOLIO
                                                                                      --------------------------
                                                                                          2015          2014
                                                                                      ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  4,852,295  $    859,320
 Net realized gain (loss) on investments.............................................    1,143,057      (522,142)
 Net change in unrealized appreciation (depreciation) of investments.................   (7,526,900)    2,921,919
                                                                                      ------------  ------------

 Net Increase (decrease) in net assets resulting from operations.....................   (1,531,548)    3,259,097
                                                                                      ------------  ------------

From Contractowners Transactions:
 Payments received from contractowners...............................................   22,153,599    25,376,622
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   (6,470,944)   (8,911,002)
 Redemptions for contract benefits and terminations..................................   (7,187,881)   (6,362,237)
 Contract maintenance charges........................................................      (17,425)      (15,715)
                                                                                      ------------  ------------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    8,477,349    10,087,668
                                                                                      ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        2,201           766
                                                                                      ------------  ------------

Net Increase (Decrease) in Net Assets................................................    6,948,002    13,347,531
Net Assets -- Beginning of Year or Period............................................  132,248,998   118,901,467
                                                                                      ------------  ------------

Net Assets -- End of Year or Period.................................................. $139,197,000  $132,248,998
                                                                                      ============  ============

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................        3,872         3,171
 Redeemed............................................................................       (3,088)       (2,235)
                                                                                      ------------  ------------
 Net Increase (Decrease).............................................................          784           936
                                                                                      ============  ============
Unit Activity Common Shares
 Issued..............................................................................           --            --
 Redeemed............................................................................           --            --
                                                                                      ------------  ------------
 Net Increase (Decrease).............................................................           --            --
                                                                                      ============  ============


                                                                                        PROFUND VP BEAR
                                                                                      -------------------
                                                                                        2015       2014
                                                                                      --------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ (4,101) $  (7,807)
 Net realized gain (loss) on investments.............................................  (74,019)  (122,981)
 Net change in unrealized appreciation (depreciation) of investments.................   58,743     48,276
                                                                                      --------  ---------

 Net Increase (decrease) in net assets resulting from operations.....................  (19,377)   (82,512)
                                                                                      --------  ---------

From Contractowners Transactions:
 Payments received from contractowners...............................................   14,321     14,333
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................     (395)     2,191
 Redemptions for contract benefits and terminations..................................  (89,192)   (29,756)
 Contract maintenance charges........................................................      (86)       (65)
                                                                                      --------  ---------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (75,352)   (13,297)
                                                                                      --------  ---------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................       --         --
                                                                                      --------  ---------

Net Increase (Decrease) in Net Assets................................................  (94,729)   (95,809)
Net Assets -- Beginning of Year or Period............................................  338,663    434,472
                                                                                      --------  ---------

Net Assets -- End of Year or Period.................................................. $243,934  $ 338,663
                                                                                      ========  =========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................       --         --
 Redeemed............................................................................       --         --
                                                                                      --------  ---------
 Net Increase (Decrease).............................................................       --         --
                                                                                      ========  =========
Unit Activity Common Shares
 Issued..............................................................................        8        450
 Redeemed............................................................................      (30)      (457)
                                                                                      --------  ---------
 Net Increase (Decrease).............................................................      (22)        (7)
                                                                                      ========  =========


                                                                                      PROFUND VP BIOTECHNOLOGY
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (741,958) $  (423,611)
 Net realized gain (loss) on investments.............................................   4,588,500    4,713,980
 Net change in unrealized appreciation (depreciation) of investments.................  (3,804,914)   2,977,021
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................      41,628    7,267,390
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  12,703,812    9,727,027
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   5,247,228    1,561,875
 Redemptions for contract benefits and terminations..................................  (1,786,633)    (724,198)
 Contract maintenance charges........................................................      (4,864)      (2,513)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  16,159,543   10,562,191
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  16,201,171   17,829,581
Net Assets -- Beginning of Year or Period............................................  40,205,661   22,376,080
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $56,406,832  $40,205,661
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========
Unit Activity Common Shares
 Issued..............................................................................         685          623
 Redeemed............................................................................        (215)        (265)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         470          358
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             PUTNAM VT ABSOLUTE
                                                                                               RETURN 500 FUND
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (12,743) $ (2,595)
  Net realized gain (loss) on investments..................................................     15,676     1,565
  Net change in unrealized appreciation (depreciation) of investments......................    (33,071)   10,253
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................    (30,138)    9,223
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    816,249   392,947
  Transfers between Variable Investment Options including guaranteed interest account, net.    550,501   241,761
  Redemptions for contract benefits and terminations.......................................   (333,369)  (22,184)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,033,381   612,524
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         16       400
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................  1,003,259   622,147
Net Assets -- Beginning of Year or Period..................................................    623,425     1,278
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,626,684  $623,425
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        164        72
  Redeemed.................................................................................        (63)      (12)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        101        60
                                                                                            ==========  ========

                                                                                             PUTNAM VT DIVERSIFIED
                                                                                                INCOME FUND(a)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  195,330  $   (5,118)
  Net realized gain (loss) on investments..................................................   (137,553)     (4,771)
  Net change in unrealized appreciation (depreciation) of investments......................   (192,715)    (25,475)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (134,938)    (35,364)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,135,545   1,468,258
  Transfers between Variable Investment Options including guaranteed interest account, net.    924,608     607,351
  Redemptions for contract benefits and terminations.......................................   (121,213)    (29,787)
  Contract maintenance charges.............................................................       (127)         (5)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,938,813   2,045,817
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        113          99
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,803,988   2,010,552
Net Assets -- Beginning of Year or Period..................................................  2,010,552          --
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,814,540  $2,010,552
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        445         246
  Redeemed.................................................................................       (137)        (37)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        308         209
                                                                                            ==========  ==========

                                                                                            PUTNAM VT GLOBAL ASSET
                                                                                              ALLOCATION FUND(n)
                                                                                            ----------------------
                                                                                                     2015
                                                                                            ----------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................       $   (2,963)
  Net realized gain (loss) on investments..................................................              119
  Net change in unrealized appreciation (depreciation) of investments......................            4,425
                                                                                                  ----------

  Net Increase (decrease) in net assets resulting from operations..........................            1,581
                                                                                                  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................          365,378
  Transfers between Variable Investment Options including guaranteed interest account, net.          837,101
  Redemptions for contract benefits and terminations.......................................           (6,203)
  Contract maintenance charges.............................................................               --
                                                                                                  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........        1,196,276
                                                                                                  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               37
                                                                                                  ----------

Net Increase (Decrease) in Net Assets......................................................        1,197,894
Net Assets -- Beginning of Year or Period..................................................               --
                                                                                                  ----------

Net Assets -- End of Year or Period........................................................       $1,197,894
                                                                                                  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................              122
  Redeemed.................................................................................               --
                                                                                                  ----------
  Net Increase (Decrease)..................................................................              122
                                                                                                  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            PUTNAM VT RESEARCH
                                                                                                 FUND(n)
                                                                                            ------------------
                                                                                                   2015
                                                                                            ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................      $   (18)
  Net realized gain (loss) on investments..................................................           --
  Net change in unrealized appreciation (depreciation) of investments......................          291
                                                                                                 -------

  Net Increase (decrease) in net assets resulting from operations..........................          273
                                                                                                 -------

From Contractowners Transactions:
  Payments received from contractowners....................................................       14,563
  Transfers between Variable Investment Options including guaranteed interest account, net.           --
  Redemptions for contract benefits and terminations.......................................           --
  Contract maintenance charges.............................................................           --
                                                                                                 -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       14,563
                                                                                                 -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --
                                                                                                 -------

Net Increase (Decrease) in Net Assets......................................................       14,836
Net Assets -- Beginning of Year or Period..................................................           --
                                                                                                 -------

Net Assets -- End of Year or Period........................................................      $14,836
                                                                                                 =======

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................            1
                                                                                                 -------
  Net Increase (Decrease)..................................................................            1
                                                                                                 =======
Unit Activity Class II
  Issued...................................................................................           --
  Redeemed.................................................................................           --
                                                                                                 -------
  Net Increase (Decrease)..................................................................           --
                                                                                                 =======
Unit Activity Class III
  Issued...................................................................................           --
  Redeemed.................................................................................           --
                                                                                                 -------
  Net Increase (Decrease)..................................................................           --
                                                                                                 =======

                                                                                            QS LEGG MASON DYNAMIC
                                                                                             MULTI-STRATEGY VIT
                                                                                                PORTFOLIO(a)
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (17,750) $  6,505
  Net realized gain (loss) on investments..................................................     (8,964)       91
  Net change in unrealized appreciation (depreciation) of investments......................   (284,155)   (4,172)
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................   (310,869)    2,424
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,045,111   550,466
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,316,218   151,945
  Redemptions for contract benefits and terminations.......................................   (131,761)       --
  Contract maintenance charges.............................................................       (274)       --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,229,294   702,411
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        100        24
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................  2,918,525   704,859
Net Assets -- Beginning of Year or Period..................................................    704,859        --
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $3,623,384  $704,859
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --        --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         --        --
                                                                                            ==========  ========
Unit Activity Class II
  Issued...................................................................................        453        87
  Redeemed.................................................................................       (135)      (17)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        318        70
                                                                                            ==========  ========
Unit Activity Class III
  Issued...................................................................................         --        --
  Redeemed.................................................................................         --        --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         --        --
                                                                                            ==========  ========

                                                                                            SEI VP BALANCED STRATEGY
                                                                                                     FUND
                                                                                            ----------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   22,689   $   39,910
  Net realized gain (loss) on investments..................................................     43,977        6,995
  Net change in unrealized appreciation (depreciation) of investments......................   (323,509)     (42,075)
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (256,843)       4,830
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,796,898    1,813,199
  Transfers between Variable Investment Options including guaranteed interest account, net.    475,075      461,032
  Redemptions for contract benefits and terminations.......................................   (209,109)     (25,740)
  Contract maintenance charges.............................................................         --           --
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,062,864    2,248,491
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --           (5)
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................  2,806,021    2,253,316
Net Assets -- Beginning of Year or Period..................................................  2,275,870       22,554
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $5,081,891   $2,275,870
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========
Unit Activity Class II
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========
Unit Activity Class III
  Issued...................................................................................        332          238
  Redeemed.................................................................................        (35)         (20)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................        297          218
                                                                                            ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              SEI VP CONSERVATIVE
                                                                                                 STRATEGY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   39,635  $   44,059
  Net realized gain (loss) on investments..................................................     59,929       9,567
  Net change in unrealized appreciation (depreciation) of investments......................   (246,414)    (29,697)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (146,850)     23,929
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  4,278,873   4,082,464
  Transfers between Variable Investment Options including guaranteed interest account, net.     71,026     897,650
  Redemptions for contract benefits and terminations.......................................   (482,500)   (239,844)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,867,399   4,740,270
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         140
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  3,720,549   4,764,339
Net Assets -- Beginning of Year or Period..................................................  5,088,822     324,483
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,809,371  $5,088,822
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class III
  Issued...................................................................................        499         496
  Redeemed.................................................................................       (119)        (27)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        380         469
                                                                                            ==========  ==========

                                                                                             SEI VP MARKET GROWTH
                                                                                                 STRATEGY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    2,930  $   87,033
  Net realized gain (loss) on investments..................................................    118,555      15,234
  Net change in unrealized appreciation (depreciation) of investments......................   (487,446)    (42,941)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (365,961)     59,326
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,252,783   3,987,457
  Transfers between Variable Investment Options including guaranteed interest account, net.    184,720     435,385
  Redemptions for contract benefits and terminations.......................................   (287,083)    (21,727)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,150,420   4,401,115
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          6         675
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,784,465   4,461,116
Net Assets -- Beginning of Year or Period..................................................  4,910,821     449,705
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $6,695,286  $4,910,821
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class III
  Issued...................................................................................        267         459
  Redeemed.................................................................................        (59)        (29)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        208         430
                                                                                            ==========  ==========

                                                                                              SEI VP MARKET PLUS
                                                                                                STRATEGY FUND
                                                                                            ---------------------
                                                                                               2015        2014
                                                                                            ----------  ---------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (3,308) $  17,222
  Net realized gain (loss) on investments..................................................     20,580     20,057
  Net change in unrealized appreciation (depreciation) of investments......................    (99,574)   (12,329)
                                                                                            ----------  ---------

  Net Increase (decrease) in net assets resulting from operations..........................    (82,302)    24,950
                                                                                            ----------  ---------

From Contractowners Transactions:
  Payments received from contractowners....................................................    637,097    372,360
  Transfers between Variable Investment Options including guaranteed interest account, net.     12,629    531,959
  Redemptions for contract benefits and terminations.......................................    (62,934)  (246,195)
                                                                                            ----------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    586,792    658,124
                                                                                            ----------  ---------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --        474
                                                                                            ----------  ---------

Net Increase (Decrease) in Net Assets......................................................    504,490    683,548
Net Assets -- Beginning of Year or Period..................................................    992,216    308,668
                                                                                            ----------  ---------

Net Assets -- End of Year or Period........................................................ $1,496,706  $ 992,216
                                                                                            ==========  =========

Changes in Units (000's):
Unit Activity Class III
  Issued...................................................................................        122        104
  Redeemed.................................................................................        (65)       (40)
                                                                                            ----------  ---------
  Net Increase (Decrease)..................................................................         57         64
                                                                                            ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                SEI VP MODERATE
                                                                                                 STRATEGY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   68,607  $   85,678
  Net realized gain (loss) on investments..................................................     81,772       8,260
  Net change in unrealized appreciation (depreciation) of investments......................   (343,086)    (45,107)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (192,707)     48,831
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  4,231,397   2,177,847
  Transfers between Variable Investment Options including guaranteed interest account, net.    327,921   1,720,819
  Redemptions for contract benefits and terminations.......................................   (311,617)    (63,259)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  4,247,701   3,835,407
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         (26)
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  4,054,994   3,884,212
Net Assets -- Beginning of Year or Period..................................................  4,222,538     338,326
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,277,532  $4,222,538
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................        506         377
  Redeemed.................................................................................        (86)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        420         373
                                                                                            ==========  ==========

                                                                                                 T. ROWE PRICE
                                                                                                 EQUITY INCOME
                                                                                                 PORTFOLIO-II
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    9,761  $    4,011
  Net realized gain (loss) on investments..................................................     68,042       2,735
  Net change in unrealized appreciation (depreciation) of investments......................   (248,669)     37,801
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (170,866)     44,547
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    947,846   1,416,809
  Transfers between Variable Investment Options including guaranteed interest account, net.     22,169     264,201
  Redemptions for contract benefits and terminations.......................................   (171,722)    (61,637)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    798,293   1,619,373
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        124          88
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    627,551   1,664,008
Net Assets -- Beginning of Year or Period..................................................  1,783,347     119,339
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,410,898  $1,783,347
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        131         161
  Redeemed.................................................................................        (52)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         79         152
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                  T. ROWE PRICE
                                                                                            HEALTH SCIENCES PORTFOLIO-II
                                                                                            ---------------------------
                                                                                                2015           2014
                                                                                            ------------   -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,531,480)  $  (755,630)
  Net realized gain (loss) on investments..................................................   14,487,492     8,795,318
  Net change in unrealized appreciation (depreciation) of investments......................   (5,347,224)    6,257,655
                                                                                            ------------   -----------

  Net Increase (decrease) in net assets resulting from operations..........................    7,608,788    14,297,343
                                                                                            ------------   -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   33,652,750    19,436,256
  Transfers between Variable Investment Options including guaranteed interest account, net.   14,354,754     4,876,333
  Redemptions for contract benefits and terminations.......................................   (4,070,531)   (1,849,361)
  Contract maintenance charges.............................................................      (10,269)       (5,211)
                                                                                            ------------   -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   43,926,704    22,458,017
                                                                                            ------------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        1,302         1,499
                                                                                            ------------   -----------

Net Increase (Decrease) in Net Assets......................................................   51,536,794    36,756,859
Net Assets -- Beginning of Year or Period..................................................   76,000,426    39,243,567
                                                                                            ------------   -----------

Net Assets -- End of Year or Period........................................................ $127,537,220   $76,000,426
                                                                                            ============   ===========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        2,083         1,402
  Redeemed.................................................................................         (398)         (354)
                                                                                            ------------   -----------
  Net Increase (Decrease)..................................................................        1,685         1,048
                                                                                            ============   ===========

Unit Activity Class III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------   -----------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   TEMPLETON
                                                                                                   DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    51,906  $    3,893
  Net realized gain (loss) on investments..................................................     636,250    (218,605)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,540,272)   (677,703)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,852,116)   (892,415)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,204,190   1,790,424
  Transfers between Variable Investment Options including guaranteed interest account, net.     343,128    (836,182)
  Redemptions for contract benefits and terminations.......................................    (344,905)   (363,508)
  Contract maintenance charges.............................................................      (1,292)     (1,225)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,201,121     589,509
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................    (650,995)   (302,906)
Net Assets -- Beginning of Year or Period..................................................   8,209,524   8,512,430
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 7,558,529  $8,209,524
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................         359         350
  Redeemed.................................................................................        (224)       (297)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         135          53
                                                                                            ===========  ==========

                                                                                                    TEMPLETON
                                                                                                FOREIGN VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   205,697  $    35,957
  Net realized gain (loss) on investments..................................................     335,375      290,811
  Net change in unrealized appreciation (depreciation) of investments......................  (1,395,950)  (1,623,813)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (854,878)  (1,297,045)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     687,739    2,443,189
  Transfers between Variable Investment Options including guaranteed interest account, net.     474,542     (146,571)
  Redemptions for contract benefits and terminations.......................................    (426,000)    (298,269)
  Contract maintenance charges.............................................................      (1,307)      (1,142)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     734,974    1,997,207
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      10,367           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (109,537)     700,162
Net Assets -- Beginning of Year or Period..................................................   9,634,325    8,934,163
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $ 9,524,788  $ 9,634,325
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................         244          286
  Redeemed.................................................................................        (185)        (131)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          59          155
                                                                                            ===========  ===========

                                                                                                     TEMPLETON
                                                                                               GLOBAL BOND VIP FUND
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  9,017,563  $  4,164,004
  Net realized gain (loss) on investments..................................................   (2,100,224)     (705,909)
  Net change in unrealized appreciation (depreciation) of investments......................  (15,207,079)   (3,406,769)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (8,289,740)       51,326
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   27,457,280    34,694,857
  Transfers between Variable Investment Options including guaranteed interest account, net.   (5,618,103)    2,003,026
  Redemptions for contract benefits and terminations.......................................   (7,019,805)   (4,723,992)
  Contract maintenance charges.............................................................      (16,456)      (13,660)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   14,802,916    31,960,231
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................    6,513,176    32,011,557
Net Assets -- Beginning of Year or Period..................................................  133,765,752   101,754,195
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $140,278,928  $133,765,752
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................        2,712         3,563
  Redeemed.................................................................................       (1,390)         (883)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,322         2,680
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   25,359  $   (1,454)
  Net realized gain (loss) on investments..................................................     35,599     140,531
  Net change in unrealized appreciation (depreciation) of investments......................   (223,203)   (251,189)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (162,245)   (112,112)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     32,800      58,785
  Transfers between Variable Investment Options including guaranteed interest account, net.     (2,583)    (36,643)
  Redemptions for contract benefits and terminations.......................................    (96,900)    (82,441)
  Contract maintenance charges.............................................................       (300)       (332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (66,983)    (60,631)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (229,228)   (172,743)
Net Assets -- Beginning of Year or Period..................................................  2,144,259   2,317,002
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $1,915,031  $2,144,259
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class 2......................................................................
  Issued...................................................................................          6          38
  Redeemed.................................................................................        (11)        (43)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (5)         (5)
                                                                                            ==========  ==========

Unit Activity Class S Shares
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Initial Class
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========


                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (376,107) $  (511,123)
  Net realized gain (loss) on investments..................................................   (2,519,607)    (773,722)
  Net change in unrealized appreciation (depreciation) of investments......................   (7,510,829)  (6,663,141)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (10,406,543)  (7,947,986)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    3,209,472    6,385,026
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,156,773)    (225,017)
  Redemptions for contract benefits and terminations.......................................     (921,453)  (1,198,691)
  Contract maintenance charges.............................................................       (4,687)      (5,242)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      126,559    4,956,076
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (10,279,984)  (2,991,910)
Net Assets -- Beginning of Year or Period..................................................   29,751,122   32,743,032
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 19,471,138  $29,751,122
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class 2......................................................................
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class S Shares
  Issued...................................................................................          636          991
  Redeemed.................................................................................         (618)        (581)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           18          410
                                                                                            ============  ===========

Unit Activity Initial Class
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

                                                                                                VAN ECK VIP
                                                                                               UNCONSTRAINED
                                                                                             EMERGING MARKETS
                                                                                                 BOND FUND
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 15,490  $   (757)
  Net realized gain (loss) on investments..................................................  (55,141)    1,456
  Net change in unrealized appreciation (depreciation) of investments......................  (29,050)  (19,434)
                                                                                            --------  --------

  Net Increase (decrease) in net assets resulting from operations..........................  (68,701)  (18,735)
                                                                                            --------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  159,655   276,995
  Transfers between Variable Investment Options including guaranteed interest account, net.  182,583    46,189
  Redemptions for contract benefits and terminations.......................................  (17,750)   (7,331)
  Contract maintenance charges.............................................................       --        --
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  324,488   315,853
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      (20)       45
                                                                                            --------  --------

Net Increase (Decrease) in Net Assets......................................................  255,767   297,163
Net Assets -- Beginning of Year or Period..................................................  320,467    23,304
                                                                                            --------  --------

Net Assets -- End of Year or Period........................................................ $576,234  $320,467
                                                                                            ========  ========

Changes in Units (000's):
Unit Activity Class 2......................................................................
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

Unit Activity Class S Shares
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

Unit Activity Initial Class
  Issued...................................................................................       60        40
  Redeemed.................................................................................      (24)       (9)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       36        31
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
   The -- on the Changes in Units section may represent no units issued and units redeemed or units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)/(R)/ Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   .   Invesco V.I. American Franchise Fund
   .   Invesco V.I. Balanced-Risk Allocation Fund
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Equity and Income Fund
   .   Invesco V.I. Global Health Care Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AB Variable Product Series Fund, Inc.*
   .   AB VPS Balanced Wealth Strategy Portfolio/(1)/
   .   AB VPS Global Thematic Growth Portfolio/(2)/
   .   AB VPS Growth and Income Portfolio/(3)/
   .   AB VPS International Growth Portfolio/(4)/
   .   AB VPS Real Estate Investment Portfolio/(5)/
   .   AB VPS Small/Mid Cap Value Portfolio/(6)/

     ALPS Variable Investment Trust
   .   ALPS | Red Rocks Listed Private Equity Portfolio

     American Century Variable Portfolios, Inc.
   .   American Century VP Inflation Protection Fund
   .   American Century VP Large Company Value
   .   American Century VP Mid Cap Value Fund

     American Funds Insurance Series(R)
   .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) Bond Fund/SM/
   .   American Funds Insurance Series(R) Global Growth Fund/SM/
   .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series(R) Growth-Income Fund/SM/
   .   American Funds Insurance Series(R) International Growth and Income
       Fund/SM/
   .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) New World Fund(R)

     AXA Premier VIP Trust*
   .   AXA Aggressive Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ Aggressive Growth
   .   Charter/SM/ Alternative 100 Moderate
   .   Charter/SM/ Conservative
   .   Charter/SM/ Growth
   .   Charter/SM/ Income Strategies
   .   Charter/SM/ Interest Rate Strategies
   .   Charter/SM/ International Moderate
   .   Charter/SM/ Moderate
   .   Charter/SM/ Moderate Growth
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value

     BlackRock Variable Series Funds, Inc.
   .   BlackRock Global Allocation V.I. Fund
   .   BlackRock Global Opportunities V.I. Fund
   .   BlackRock Large Cap Growth V.I. Fund

     Delaware Variable Insurance Product (VIP)(R) Trust
   .   Delaware VIP(R) Diversified Income Series
   .   Delaware VIP(R) Emerging Markets Series
   .   Delaware VIP(R) Limited-Term Diversified Income Series

     Eaton Vance Variable Trust
   .   Eaton Vance VT Floating-Rate Income Fund

     EQ Advisors Trust*
   .   All Asset Aggressive-Alt 25
   .   All Asset Aggressive-Alt 50
   .   All Asset Aggressive-Alt 75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

1. Organization (Continued)

   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Aggressive Strategy
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA Natural Resources/(7)/
   .   AXA SmartBeta Equity
   .   AXA Ultra Conservative Strategy
   .   AXA/AB Dynamic Growth
   .   AXA/AB Dynamic Moderate Growth/(8)/
   .   AXA/AB Short Duration Government Bond/(9)/
   .   AXA/AB Small Cap Growth/(10)/
   .   AXA/DoubleLine Opportunistic Core Plus Bond
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Goldman Sachs Strategic Allocation
   .   AXA/Invesco Strategic Allocation
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Calvert Socially Responsible
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Energy ETF
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Low Volatility Global ETF
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Real Estate PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   EQ/Wells Fargo Omega Growth
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology

     Federated Insurance Series
   .   Federated High Income Bond Fund II
   .   Federated Kaufmann Fund II

     Fidelity(R) Variable Insurance Products Fund
   .   Fidelity(R) VIP Asset Manager: Growth Portfolio
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Freedom 2015 Portfolio
   .   Fidelity(R) VIP Freedom 2020 Portfolio
   .   Fidelity(R) VIP Freedom 2025 Portfolio
   .   Fidelity(R) VIP Freedom 2030 Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio
   .   Fidelity(R) VIP Strategic Income Portfolio

     First Trust Variable Insurance Trust
   .   First Trust Multi Income Allocation Portfolio
   .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     Franklin Templeton Variable Insurance Products Trust
   .   Franklin Founding Funds Allocation VIP Fund
   .   Franklin Income VIP Fund
   .   Franklin Mutual Shares VIP Fund
   .   Franklin Rising Dividends VIP Fund
   .   Franklin Strategic Income VIP Fund
   .   Templeton Developing Markets VIP Fund
   .   Templeton Foreign VIP Fund
   .   Templeton Global Bond VIP Fund
   .   Templeton Growth VIP Fund

     Goldman Sachs Variable Insurance Trust
   .   Goldman Sachs VIT Mid Cap Value Fund

     Guggenheim Variable Insurance Funds
   .   Guggenheim VIF Global Managed Futures Strategy Fund
   .   Guggenheim VIF Multi-Hedge Strategies Fund

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

1. Organization (Continued)


     Hartford
   .   Hartford Capital Appreciation HLS Fund
   .   Hartford Growth Opportunities HLS Fund

     Ivy Funds Variable Insurance Portfolios
   .   Ivy Funds VIP Asset Strategy
   .   Ivy Funds VIP Dividend Opportunities
   .   Ivy Funds VIP Energy
   .   Ivy Funds VIP Global Natural Resources
   .   Ivy Funds VIP High Income
   .   Ivy Funds VIP Micro Cap Growth
   .   Ivy Funds VIP Mid Cap Growth
   .   Ivy Funds VIP Science and Technology
   .   Ivy Funds VIP Small Cap Growth

     Janus Aspen Series
   .   Janus Aspen Series Balanced Portfolio
   .   Janus Aspen Series Flexible Bond Portfolio
   .   Janus Aspen Series Intech U.S. Low Volatility Portfolio

     JPMorgan Insurance Trust
   .   JPMorgan Insurance Trust Global Allocation Portfolio
   .   JPMorgan Insurance Trust Income Builder Portfolio

     Lazard Retirement Series, Inc.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     Legg Mason Partners Variable Equity Trust
   .   ClearBridge Variable Aggressive Growth Portfolio
   .   ClearBridge Variable Appreciation Portfolio
   .   ClearBridge Variable Dividend Strategy Portfolio/(11)/
   .   ClearBridge Variable Mid Cap Core Portfolio
   .   Legg Mason BW Absolute Return Opportunities VIT Portfolio
   .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     Lord Abbett Series Fund, Inc.
   .   Lord Abbett Series Fund -- Bond Debenture Portfolio
   .   Lord Abbett Series Fund -- Classic Stock Portfolio
   .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) Variable Insurance Trusts
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio
   .   MFS(R) Research Series
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series
   .   MFS(R) Value Series

     Neuberger Berman Advisers Management Trust
   .   Neuberger Berman Absolute Return Multi-Manager Portfolio
   .   Neuberger Berman International Equity Portfolio

     Northern Lights Variable Trust
   .   7Twelve/TM/ Balanced Portfolio

     PIMCO Variable Insurance Trust
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio
   .   PIMCO Emerging Markets Bond Portfolio
   .   PIMCO Global Bond Portfolio (Unhedged)
   .   PIMCO Global Multi-Asset Managed Allocation Portfolio
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     ProFunds VP
   .   ProFund VP Bear
   .   ProFund VP Biotechnology

     Putnam Variable Trust
   .   Putnam VT Absolute Return 500 Fund
   .   Putnam VT Diversified Income Fund
   .   Putnam VT Global Asset Allocation Fund
   .   Putnam VT Research Fund

     SEI Insurance Products Trust
   .   SEI VP Balanced Strategy Fund
   .   SEI VP Conservative Strategy Fund
   .   SEI VP Market Growth Strategy Fund
   .   SEI VP Market Plus Strategy Fund
   .   SEI VP Moderate Strategy Fund

     T. Rowe Price Equity Series, Inc.
   .   T. Rowe Price Equity Income Portfolio-II
   .   T. Rowe Price Health Sciences Portfolio-II

     Van Eck VIP Trust
   .   Van Eck VIP Global Hard Assets Fund
   .   Van Eck VIP Unconstrained Emerging Markets Bond Fund

  (1)Formerly known as AllianceBernstein VPS Balanced Wealth Strategy Portfolio.
  (2)Formerly known as AllianceBernstein VPS Global Thematic Growth Portfolio.
  (3)Formerly known as AllianceBernstein VPS Growth and Income Portfolio.
  (4)Formerly known as AllianceBernstein VPS International Growth Portfolio.
  (5)Formerly known as AllianceBernstein VPS Real Estate Investment Portfolio.
  (6)Formerly known as AllianceBernstein VPS Small/Mid Cap Value Portfolio.

  (7)Formerly known as EQ/Natural Resources PLUS.
  (8)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (9)Formerly known as EQ/AllianceBernstein Short Duration Government Bond.
 (10)Formerly known as EQ/AllianceBernstein Small Cap Growth.
 (11)Formerly known as ClearBridge Variable Equity Income Portfolio.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                   Purchases     Sales
                                                  ----------- -----------
7Twelve/TM/ Balanced Portfolio................... $13,998,807 $18,372,101
AB VPS Balanced Wealth Strategy Portfolio........   1,187,233     413,742
AB VPS Global Thematic Growth Portfolio..........     143,222      12,778
AB VPS Growth and Income Portfolio...............   1,106,546      14,503
AB VPS International Growth Portfolio............   1,851,672   1,446,887
AB VPS Real Estate Investment Portfolio..........   1,891,840     259,007
AB VPS Small/Mid Cap Value Portfolio.............   1,294,390     177,406
All Asset Aggressive-Alt 25......................   3,700,975     927,081
All Asset Aggressive-Alt 50......................     396,265      50,825
All Asset Aggressive-Alt 75......................     402,341      42,417
All Asset Growth-Alt 20..........................   5,145,787   1,747,023
All Asset Moderate Growth-Alt 15.................   6,529,452   2,632,237
ALPS | Red Rocks Listed Private Equity Portfolio.     468,632       2,485

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                                              Purchases      Sales
                                                                             ------------ ------------
American Century VP Inflation Protection Fund............................... $  2,254,162 $  1,073,755
American Century VP Large Company Value.....................................      415,345      325,905
American Century VP Mid Cap Value Fund......................................   31,596,451    5,465,057
American Funds Insurance Series(R) Asset Allocation Fund/SM/................    9,888,985    1,775,602
American Funds Insurance Series(R) Bond Fund/SM/............................   18,900,398    2,173,586
American Funds Insurance Series(R) Global Growth Fund/SM/...................    1,986,446      560,390
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....   10,229,081    3,931,390
American Funds Insurance Series(R) Growth-Income Fund/SM/...................    3,943,430      862,488
American Funds Insurance Series(R) International Growth and Income Fund/SM/.    2,111,979      589,995
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...    1,920,855    1,614,648
American Funds Insurance Series(R) New World Fund(R)........................   16,709,602    4,118,964
AXA 400 Managed Volatility..................................................   12,524,826   11,315,651
AXA 500 Managed Volatility..................................................   22,394,460   33,106,004
AXA 2000 Managed Volatility.................................................    9,898,918   11,239,412
AXA Aggressive Allocation...................................................    2,929,804    4,113,848
AXA Aggressive Strategy.....................................................  819,182,534   83,930,326
AXA Balanced Strategy.......................................................  528,256,837  173,891,645
AXA Conservative Growth Strategy............................................  257,731,932  115,490,498
AXA Conservative Strategy...................................................  245,537,148  139,914,755
AXA Global Equity Managed Volatility........................................    2,757,105    2,371,006
AXA Growth Strategy.........................................................  914,198,823  139,087,486
AXA International Core Managed Volatility...................................    2,818,953    1,815,353
AXA International Managed Volatility........................................   17,043,170   15,659,166
AXA International Value Managed Volatility..................................      634,451      856,919
AXA Large Cap Core Managed Volatility.......................................    3,133,693    2,477,816
AXA Large Cap Growth Managed Volatility.....................................    6,355,804    4,116,200
AXA Large Cap Value Managed Volatility......................................   14,348,306    3,292,120
AXA Mid Cap Value Managed Volatility........................................    4,989,843    2,217,074
AXA Moderate Allocation.....................................................   42,604,591   15,704,243
AXA Moderate Growth Strategy................................................  937,797,124  335,170,062
AXA Moderate-Plus Allocation................................................    9,546,145    7,136,473
AXA Natural Resources.......................................................    1,801,090    4,896,413
AXA SmartBeta Equity........................................................      669,978      127,082
AXA Ultra Conservative Strategy.............................................   88,026,794   44,305,424
AXA/AB Dynamic Growth.......................................................  151,223,744    1,736,346
AXA/AB Dynamic Moderate Growth..............................................  594,408,751  142,092,887
AXA/AB Short Duration Government Bond.......................................    1,888,130    1,276,230
AXA/AB Small Cap Growth.....................................................   19,690,456    7,190,294
AXA/Doubleline Opportunistic Core Plus Bond.................................    1,704,371       78,522
AXA/Franklin Balanced Managed Volatility....................................    1,852,440    2,118,134
AXA/Franklin Small Cap Value Managed Volatility.............................    2,405,567    2,783,284
AXA/Franklin Templeton Allocation Managed Volatility........................    4,265,334    1,924,301
AXA/Goldman Sachs Strategic Allocation......................................  113,821,964    1,630,207
AXA/Invesco Strategic Allocation............................................   66,911,541      364,299
AXA/Loomis Sayles Growth....................................................    5,552,737    2,496,099
AXA/Mutual Large Cap Equity Managed Volatility..............................    1,331,836    1,131,502
AXA/Templeton Global Equity Managed Volatility..............................    2,656,359    2,696,883
BlackRock Global Allocation V.I. Fund.......................................   37,268,280   14,729,892
BlackRock Global Opportunities V.I. Fund....................................    1,799,262      540,467
BlackRock Large Cap Growth V.I. Fund........................................   16,951,889    9,351,585
Charter/SM/ Aggressive Growth...............................................    3,737,734    2,998,540
Charter/SM/ Alternative 100 Moderate........................................    2,468,858    3,902,895
Charter/SM/ Conservative....................................................   10,316,632    6,016,264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                         Purchases      Sales
                                                        ------------ ------------
Charter/SM/ Growth..................................... $  5,263,748 $  6,892,925
Charter/SM/ Income Strategies..........................    1,326,819    2,576,367
Charter/SM/ Interest Rate Strategies...................    1,657,965    3,852,285
Charter/SM/ International Moderate.....................      820,201      303,708
Charter/SM/ Moderate...................................    9,925,759    6,981,096
Charter/SM/ Moderate Growth............................   12,209,845    7,378,827
Charter/SM/ Multi-Sector Bond..........................      442,718      714,722
Charter/SM/ Real Assets................................      445,143      530,152
Charter/SM/ Small Cap Growth...........................    3,072,982    2,315,981
Charter/SM/ Small Cap Value............................   12,765,802    2,323,049
ClearBridge Variable Aggressive Growth Portfolio.......   38,915,121    3,160,151
ClearBridge Variable Appreciation Portfolio............    5,005,758      388,847
ClearBridge Variable Dividend Strategy Portfolio.......   10,569,326    1,124,428
ClearBridge Variable Mid Cap Core Portfolio............    2,496,401       79,631
Delaware VIP(R) Diversified Income Series..............    5,664,557    1,348,226
Delaware VIP(R) Emerging Markets Series................      693,375      293,985
Delaware VIP(R) Limited-Term Diversified Income Series.    3,243,011    1,162,319
Eaton Vance VT Floating-Rate Income Fund...............    8,453,437    1,507,643
EQ/BlackRock Basic Value Equity........................   29,740,054   15,958,987
EQ/Boston Advisors Equity Income.......................    8,158,630    3,895,305
EQ/Calvert Socially Responsible........................    1,992,842      415,244
EQ/Capital Guardian Research...........................    3,347,129    3,060,930
EQ/Common Stock Index..................................   21,550,490   13,587,609
EQ/Convertible Securities..............................    1,106,524    2,136,765
EQ/Core Bond Index.....................................   91,191,688   88,009,274
EQ/Emerging Markets Equity PLUS........................    1,907,478   13,279,930
EQ/Energy ETF..........................................    1,419,849    1,000,363
EQ/Equity 500 Index....................................   85,220,685   32,707,148
EQ/GAMCO Mergers and Acquisitions......................    5,116,837    2,001,153
EQ/GAMCO Small Company Value...........................   52,297,367   18,218,575
EQ/Global Bond PLUS....................................    1,634,175    2,143,638
EQ/High Yield Bond.....................................    4,591,679   53,058,092
EQ/Intermediate Government Bond........................   23,706,254   28,215,090
EQ/International Equity Index..........................   12,375,153    7,771,066
EQ/Invesco Comstock....................................    9,392,275    7,377,234
EQ/JPMorgan Value Opportunities........................    4,267,877    1,897,461
EQ/Large Cap Growth Index..............................   16,843,436    5,981,197
EQ/Large Cap Value Index...............................   20,861,618    8,308,395
EQ/Low Volatility Global ETF...........................      746,400    1,714,840
EQ/MFS International Growth............................    9,482,513    4,974,021
EQ/Mid Cap Index.......................................   29,580,370   20,102,167
EQ/Money Market........................................  221,731,701  199,433,324
EQ/Morgan Stanley Mid Cap Growth.......................   11,026,887   10,412,465
EQ/Oppenheimer Global..................................   29,695,780   15,136,724
EQ/PIMCO Global Real Return............................    5,645,736    1,565,942
EQ/PIMCO Ultra Short Bond..............................    9,893,407    6,678,043
EQ/Quality Bond PLUS...................................    6,964,990    4,839,271
EQ/Real Estate PLUS....................................    5,549,619    1,813,982
EQ/Small Company Index.................................   27,481,327   19,094,726
EQ/T. Rowe Price Growth Stock..........................   53,939,130   19,969,827
EQ/UBS Growth & Income.................................    2,808,143    1,161,268
EQ/Wells Fargo Omega Growth............................   14,068,492   16,226,119
Federated High Income Bond Fund II.....................    6,227,023    1,625,420

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                               Purchases     Sales
                                                              ----------- -----------
Federated Kaufmann Fund II................................... $ 3,582,320 $   599,254
Fidelity(R) VIP Asset Manager: Growth Portfolio..............     131,985     154,866
Fidelity(R) VIP Contrafund(R) Portfolio......................  54,183,706  10,482,324
Fidelity(R) VIP Freedom 2015 Portfolio.......................      69,950     162,901
Fidelity(R) VIP Freedom 2020 Portfolio.......................     615,985     130,519
Fidelity(R) VIP Freedom 2025 Portfolio.......................     144,120      51,681
Fidelity(R) VIP Freedom 2030 Portfolio.......................      91,314      72,671
Fidelity(R) VIP Mid Cap Portfolio............................  25,617,546   6,083,380
Fidelity(R) VIP Strategic Income Portfolio...................  26,884,554   9,384,923
First Trust Multi Income Allocation Portfolio................   2,399,634     551,763
First Trust/Dow Jones Dividend & Income Allocation Portfolio.  13,267,440   2,273,056
Franklin Founding Funds Allocation VIP Fund..................   6,904,481   7,491,571
Franklin Income VIP Fund.....................................  29,306,830  14,723,871
Franklin Mutual Shares VIP Fund..............................   3,318,770   1,968,188
Franklin Rising Dividends VIP Fund...........................  19,112,189   6,720,693
Franklin Strategic Income VIP Fund...........................  19,389,033   8,788,607
Goldman Sachs VIT Mid Cap Value Fund.........................   9,847,694   4,254,729
Guggenheim VIF Global Managed Futures Strategy Fund..........   1,651,152     678,744
Guggenheim VIF Multi-Hedge Strategies Fund...................     235,041     158,739
Hartford Capital Appreciation HLS Fund.......................  10,402,703     914,817
Hartford Growth Opportunities HLS Fund.......................  22,134,205   1,632,227
Invesco V.I. American Franchise Fund.........................     949,825     531,462
Invesco V.I. Balanced-Risk Allocation Fund...................   3,664,645   1,107,915
Invesco V.I. Diversified Dividend Fund.......................  25,890,871   4,522,771
Invesco V.I. Equity and Income Fund..........................   5,162,298     301,650
Invesco V.I. Global Health Care Fund.........................   3,470,765     660,103
Invesco V.I. Global Real Estate Fund.........................  19,656,810   7,839,940
Invesco V.I. High Yield Fund.................................  17,346,468   7,686,965
Invesco V.I. International Growth Fund.......................  12,448,080   4,091,358
Invesco V.I. Mid Cap Core Equity Fund........................   3,510,490   1,364,507
Invesco V.I. Small Cap Equity Fund...........................   9,655,541   3,099,255
Ivy Funds VIP Asset Strategy.................................  20,110,864  15,739,710
Ivy Funds VIP Dividend Opportunities.........................   4,961,471   2,753,426
Ivy Funds VIP Energy.........................................  14,656,875   7,409,932
Ivy Funds VIP Global Natural Resources.......................   2,009,083   1,938,444
Ivy Funds VIP High Income....................................  34,987,234  22,082,031
Ivy Funds VIP Micro Cap Growth...............................   1,557,171     691,047
Ivy Funds VIP Mid Cap Growth.................................  13,407,834   4,858,054
Ivy Funds VIP Science and Technology.........................  24,507,128   7,000,088
Ivy Funds VIP Small Cap Growth...............................  14,960,262   5,962,802
Janus Aspen Series Balanced Portfolio........................  18,730,393   2,322,261
Janus Aspen Series Flexible Bond Portfolio...................   8,679,264   1,086,361
Janus Aspen Series Intech U.S. Low Volatility Portfolio......   2,183,964     429,227
JPMorgan Insurance Trust Global Allocation Portfolio.........   7,794,249     218,196
JPMorgan Insurance Trust Income Builder Portfolio............   5,096,963      23,610
Lazard Retirement Emerging Markets Equity Portfolio..........  17,784,544  10,056,211
Legg Mason BW Absolute Return Opportunities VIT Portfolio....     413,801      50,771
Lord Abbett Series Fund -- Bond Debenture Portfolio..........  49,248,570   6,512,325
Lord Abbett Series Fund -- Classic Stock Portfolio...........   1,456,813   1,298,450
Lord Abbett Series Fund -- Growth Opportunities Portfolio....   4,765,184   2,885,329
MFS(R) International Value Portfolio.........................  56,188,713   8,148,926
MFS(R) Investors Trust Series................................   3,811,613   1,203,690
MFS(R) Massachusetts Investors Growth Stock Portfolio........   3,293,461   8,146,427

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                           Purchases     Sales
                                                          ----------- -----------
MFS(R) Research Series................................... $   690,238 $   269,320
MFS(R) Technology Portfolio..............................   5,975,406   3,048,170
MFS(R) Utilities Series..................................  20,392,079   7,339,307
MFS(R) Value Series......................................   4,033,007     481,477
Multimanager Aggressive Equity...........................   5,883,441   3,977,802
Multimanager Core Bond...................................  28,110,493  17,780,590
Multimanager Mid Cap Growth..............................   7,660,784   2,890,058
Multimanager Mid Cap Value...............................   1,975,837   1,164,295
Multimanager Technology..................................   8,215,222   2,363,227
Neuberger Berman Absolute Return Multi-Manager Portfolio.   1,467,449     460,911
Neuberger Berman International Equity Portfolio..........   1,856,895     141,394
PIMCO CommodityRealReturn(R) Strategy Portfolio..........   5,486,284   2,819,562
PIMCO Emerging Markets Bond Portfolio....................   3,600,625   4,018,943
PIMCO Global Bond Portfolio (Unhedged)...................     612,590     185,506
PIMCO Global Multi-Asset Managed Allocation Portfolio....     742,907      21,805
PIMCO Real Return Portfolio..............................  10,434,204  12,556,982
PIMCO Total Return Portfolio.............................  52,083,780  37,258,706
ProFund VP Bear..........................................      26,429     105,882
ProFund VP Biotechnology.................................  25,053,501   7,921,609
Putnam VT Absolute Return 500 Fund.......................   1,697,548     658,138
Putnam VT Diversified Income Fund........................   4,471,720   1,337,378
Putnam VT Global Asset Allocation Fund...................   1,200,346       7,034
Putnam VT Research Fund..................................      14,562          18
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.......   4,618,674   1,366,193
SEI VP Balanced Strategy Fund............................   3,535,722     408,983
SEI VP Conservative Strategy Fund........................   5,253,507   1,294,529
SEI VP Market Growth Strategy Fund.......................   2,950,894     678,526
SEI VP Market Plus Strategy Fund.........................   1,304,892     689,400
SEI VP Moderate Strategy Fund............................   5,359,705     966,908
T. Rowe Price Equity Income Portfolio-II.................   1,439,134     577,202
T. Rowe Price Health Sciences Portfolio-II...............  64,679,799  12,792,657
Templeton Developing Markets VIP Fund....................   4,568,367   2,237,386
Templeton Foreign VIP Fund...............................   3,655,347   2,353,161
Templeton Global Bond VIP Fund...........................  43,110,379  18,573,581
Templeton Growth VIP Fund................................     141,687     183,311
Van Eck VIP Global Hard Assets Fund......................   5,206,672   5,456,220
Van Eck VIP Unconstrained Emerging Markets Bond Fund.....     549,530     209,554

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.32% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 1.00% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA Natural Resources, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, EQ/Real Estate PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015 and 2014, several fund reorganizations impacted the Variable Investment Options of the Account. Reorganizations occurred within EQAT and VIP in which the purpose of the reorganizations was to combine or substitute, via tax free exchanges, Variable Investment Options managed by AXA Equitable with comparable investment objectives. A reorganization also occurred within MFS, in which a Variable Investment Option managed by MFS was substituted for a comparable MFS investment.

   In September 2015, May 2015 and June 2014, pursuant to several Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes the EQAT and VIP reorganizations which occurred in 2015 and 2014 were treated as mergers.

   In March 2015 , a fund reorganization occurred within MFS(R) Variable Insurance Trusts impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS(R)Variable Investment Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio" exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the Surviving Portfolio" . For accounting purposes, the MFS reorganization which occurred on March 27, 2015 was treated as a merger.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

6. Reorganizations (Continued)


------------------------------------------------------------------------------------------------------------
                          Removed Portfolio                             Surviving Portfolio
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ Alternative 100 Conservative Plus Charter/SM/ Alternative 100
                          Charter/SM/ Alternative 100 Growth            Moderate
------------------------------------------------------------------------------------------------------------
                          Charter/SM/ Alternative 100 Conservative Plus
Shares -- Class B             412,800
Value -- Class B          $      8.53
Net Assets Before Merger  $ 3,519,921
Net Assets After Merger   $        --
Unrealized Loss           $  (524,510)

                          Charter/SM/ Alternative 100 Growth
Shares -- Class B             479,681                                     1,490,142
Value -- Class B          $      8.02                                   $      8.57
Net Assets Before Merger  $ 3,845,878                                   $ 5,398,661
Net Assets After Merger   $        --                                   $12,764,460
Unrealized Loss           $  (813,418)
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ Equity                            EQ/Common Stock Index
------------------------------------------------------------------------------------------------------------
Shares -- Class B             139,980                                       163,751
Value -- Class B          $      9.35                                   $     24.82
Net Assets Before Merger  $ 1,308,513                                   $ 2,755,762
Net Assets After Merger   $        --                                   $ 4,064,275
Unrealized Loss           $  (128,263)
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ Fixed Income                      EQ/Core Bond Index
------------------------------------------------------------------------------------------------------------
Shares -- Class B             172,503                                       589,855
Value -- Class B          $      9.56                                   $     10.09
Net Assets Before Merger  $ 1,648,421                                   $ 4,303,587
Net Assets After Merger   $        --                                   $ 5,952,008
Unrealized Loss           $   (56,613)
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ International Conservative        Charter/SM/ International Moderate
                          Charter/SM/ International Growth
------------------------------------------------------------------------------------------------------------
                          Charter/SM/ International Conservative
Shares -- Class B             475,178
Value -- Class B          $      8.86
Net Assets Before Merger  $ 4,210,022
Net Assets After Merger   $        --
Unrealized Loss           $  (518,537)

                          Charter/SM/ International Growth
Shares -- Class B             499,110                                     1,482,116
Value -- Class B          $      8.74                                   $      8.90
Net Assets Before Merger  $ 4,361,035                                   $ 4,621,838
Net Assets After Merger   $        --                                   $13,192,895
Unrealized Loss           $  (614,187)
------------------------------------------------------------------------------------------------------------
 May 22, 2015             EQ/International ETF                          EQ/International Equity Index
------------------------------------------------------------------------------------------------------------
Shares -- Class A          10,044,350                                     1,064,712
Value -- Class A          $      0.46                                   $      9.73
Net Assets Before Merger  $ 4,645,024                                   $ 5,713,944
Net Assets After Merger   $        --                                   $10,358,968
Unrealized Loss           $(5,895,943)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------
                          Removed Portfolio                    Surviving Portfolio
-----------------------------------------------------------------------------------------------
 March 27, 2015           MFS(R) Investors Growth Stock Series MFS(R) Massachusetts Investors
                                                               Growth Stock Portfolio
-----------------------------------------------------------------------------------------------
Shares -- Service Class      1,111,778                             899,592
Value -- Service Class    $      14.33                         $     17.71
Net Assets Before Merger  $ 15,931,774                         $        --
Net Assets After Merger   $         --                         $15,931,774
Unrealized Loss           $   (294,619)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 June 13, 2014            EQ/Davis New York Venture            EQ/Invesco Comstock
                          EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------
                          EQ/Davis New York Venture
Shares -- Class A            1,325,445
Value -- Class A          $      13.87
Net Assets Before Merger  $ 18,378,274
Net Assets After Merger   $         --
Shares -- Class B              312,055
Value -- Class B          $      13.86
Net Assets Before Merger  $  4,325,586
Net Assets After Merger   $         --
Unrealized Gain           $  4,473,179

                          EQ/Lord Abbett Large Cap Core
Shares -- Class A                                                1,610,090
Value -- Class A                                               $     14.81
Net Assets Before Merger                                       $ 5,461,185
Net Assets After Merger   $         --                         $23,839,459
Shares -- Class B              127,414                             622,605
Value -- Class B          $      12.96                               14.82
Net Assets Before Merger  $  1,651,457                         $ 3,248,997
Net Assets After Merger   $         --                         $ 9,226,040
Unrealized Gain           $     21,265
-----------------------------------------------------------------------------------------------
 June 13, 2014            Multimanager International Equity    AXA International Core Managed
                                                               Volatility
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                  194,695
Value -- Class A                                               $     10.79
Net Assets Before Merger                                       $ 1,097,300
Net Assets After Merger   $         --                         $ 2,101,440
Shares -- Class B              408,217                             770,401
Value -- Class B          $      12.18                         $     10.81
Net Assets Before Merger  $  4,973,944                         $ 4,355,453
Net Assets After Merger   $         --                         $ 8,325,257
Unrealized Gain           $    739,356
-----------------------------------------------------------------------------------------------
 June 13, 2014            Multimanager Large Cap Value         AXA Large Cap Value Managed
                                                               Volatility
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                  195,543
Value -- Class A                                               $     15.21
Net Assets Before Merger                                       $ 1,356,988
Net Assets After Merger   $         --                         $ 2,973,266
Shares -- Class B              580,607                             810,737
Value -- Class B          $      14.18                         $     15.17
Net Assets Before Merger  $  8,230,514                         $ 5,684,603
Net Assets After Merger   $         --                         $12,298,839
Unrealized Gain           $  1,683,171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          Removed Portfolio                  Surviving Portfolio
-------------------------------------------------------------------------------------------
 June 20, 2014            EQ/Equity Growth PLUS              AXA Large Cap Growth Managed
                                                             Volatility
-------------------------------------------------------------------------------------------
Shares -- Class B            309,165                             607,429
Value -- Class B          $    21.71                         $     25.54
Net Assets Before Merger  $6,712,640                         $ 8,803,729
Net Assets After Merger   $       --                         $15,516,369
Unrealized Gain           $1,457,208
-------------------------------------------------------------------------------------------
 June 20, 2014            Multimanager Large Cap Core Equity AXA Large Cap Core Managed
                                                             Volatility
-------------------------------------------------------------------------------------------
Shares -- Class B            229,932                             783,100
Value -- Class B          $    15.08                         $      9.21
Net Assets Before Merger  $3,467,955                         $ 3,748,576
Net Assets After Merger   $       --                         $ 7,216,531
Unrealized Gain           $  797,367

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                        Asset-based                 Current   Maximum
                                         Mortality and Administration Distribution Aggregate Aggregate
                                         Expense Risks     Charge        Charge     Charge    Charge
                                         ------------- -------------- ------------ --------- ---------

Accumulator 11.0 -- Series B............     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 11.0 -- Series CP...........     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator 11.0 -- Series L............     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series C............     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator 13.0 -- Series B............     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 13.0 -- Series CP...........     1.05%          0.35%         0.25%      1.65%     1.65%

Accumulator 13.0 -- Series L............     1.10%          0.35%         0.25%      1.70%     1.70%

Investment Edge.........................     0.70%          0.30%         0.20%      1.20%     1.20%

Investment Edge ADV.....................     0.20%          0.10%         0.00%      0.30%     0.30%

Investment Edge Select..................     0.75%          0.30%         0.20%      1.25%     1.25%

Investment Edge 15......................     0.70%          0.30%         0.10%      1.10%     1.10%

Investment Edge 15 -- ADV...............     0.10%          0.20%         0.00%      0.30%     0.30%

Investment Edge 15 -- Select............     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Cornerstone Series CP........     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone Series B.........     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone Series L.........     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone Series C.........     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 11 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 11 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 11 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

7. Contractowner Charges (Continued)

                                                        Asset-based                 Current   Maximum
                                         Mortality and Administration Distribution Aggregate Aggregate
                                         Expense Risks     Charge        Charge     Charge    Charge
                                         ------------- -------------- ------------ --------- ---------

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

Retirement Cornerstone 13 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 13 -- Series CP..     1.05%          0.35%         0.25%      1.65%     1.65%

Retirement Cornerstone 13 -- Series L...     1.10%          0.35%         0.25%      1.70%     1.70%

Retirement Cornerstone 15 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 15 -- Series E...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 15 -- Series CP..     1.05%          0.35%         0.25%      1.65%     1.65%

Retirement Cornerstone 15 -- Series L...     1.10%          0.35%         0.25%      1.70%     1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 When charge
                Charges                          is deducted                  Amount deducted                How deducted
                 -------                         -----------                  ---------------                 ------------

Charges for state premium and other       At time of transaction     Varies by state                     Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge              Annually on each contract  Depending on account value, in      Unit liquidation from
                                          date anniversary.          Years 1 to 2 lesser of $30 or 2%    account value
                                                                     of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract  Depending on the account value, if  Unit liquidation from
                                          date anniversary           less than $50,000 the fee is $50,   account value
                                                                     for amounts of $50,000 or higher,
                                                                     $0.

Withdrawal charge                         At time of transaction     Low - 0%                            Unit liquidation from
                                                                                                         account value

                                                                     High - 8% in contract years 1 and
                                                                     2. The charge declines 1% each
                                                                     contract year until it reaches 0%
                                                                     in contract year 10.

                                                                     *  Note - Depending on the
                                                                        contract and/or certain
                                                                        elections made under the
                                                                        contract, the withdrawal charge
                                                                        may or may not apply.

Charge for each additional transfer in    At time of transaction     Maximum Charge $35                  Unit liquidation from
excess of 12 transfers per contract year                             Current Charge $0                   account value

Special service charges

Express mail charge                       At time of transaction     Current and Maximum Charge: $35     Unit liquidation from
                                                                                                         account value

Wire transfer charge                      At time of transaction     Current and Maximum Charge: $90     Unit liquidation from
                                                                                                         account value

Duplicate contract charge                 At time of transaction     Current and Maximum Charge: $35     Unit liquidation from
                                                                                                         account value

Check preparation charge                  At time of transaction     Maximum Charge: $85. Current        Unit liquidation from
                                                                     charge: $0.                         account value

Charge for third party transfer or        At time of transaction     Maximum Charge: $125. Current       Unit liquidation from
exchange                                                             charge: $65.                        account value

                                                                     ** Note - This charge is currently
                                                                        waived. This waiver may
                                                                        discontinue at any time without
                                                                        notice.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

7. Contractowner Charges (Concluded)

                                               When charge
               Charges                         is deducted                   Amount deducted                How deducted
                -------                         -----------                  ---------------                 ------------

Guaranteed Minimum Income Benefit                                   Current charge: 1.05%. Maximum      Unit liquidation from
                                                                    charge 2.00%. AXA Equitable has     account value
                                                                    the discretion to change the
                                                                    current fee after the first two
                                                                    contract years but it will never
                                                                    exceed the maximum fee.

Guaranteed Minimum Death Benefit
Options:

Highest Anniversary Value Death         Annually on each contract   0.35% of the Annual ratchet to age  Unit liquidation from
Benefit                                 date anniversary            80 benefit base                     account value

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum      Unit liquidation from
                                        anniversary                 charge 2.00%. AXA Equitable has     account value
                                                                    the discretion to change the
                                                                    current fee after the first two
                                                                    contract years but it will never
                                                                    exceed the maximum fee.

Greater of death benefit                Annually on each contract   Current Charge 0.90%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.05%    account value
                                                                    if the roll-up benefit base to age
                                                                    85 resets

                                        Annually on each contract   Current Charge 0.95%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.10%    account value
                                                                    if the roll-up benefit base to age
                                                                    85 resets

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 1.25%)  Unit liquidation from
                                        date anniversary                                                account value

Greater of GMBD II                      Annually on each contract   GMBD II election: 1.25% (max 1.40%) Unit liquidation from
                                        date anniversary                                                account value

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.15% (max 1.30%)  Unit liquidation from
                                        date anniversary                                                account value

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.15% (max 1.45%) Unit liquidation from
                                        date anniversary                                                account value

Guaranteed Income Benefit Charge        Annually on each contract   Current Charge 0.90%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.20%    account value
                                                                    if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.25%    account value
                                                                    if the GIB benefit base resets

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  date anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Maximum    Unit liquidation from
Benefit Charge                          date anniversary            0.25%)                              account value

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Maximum    Unit liquidation from
                                        date anniversary            0.25%)                              account value

Earnings Enhancement Benefit            Annually on each contract   0.35%                               Unit liquidation from
                                        date anniversary for which                                      account value
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge   Unit liquidation from
                                        date anniversary for which  1.10%. Maximum charge can be be     account value
                                        the benefit is in effect.   increased to 1.40%, if the GMIB is
                                                                    reset or if the GWBL benefit
                                                                    ratchets after conversion

                                                                    GMIB II Conversion: Current charge
                                                                    1.25%. Maximum charge can be be
                                                                    increased to 1.55%, if the GMIB II
                                                                    is reset or if the GWBL benefit
                                                                    ratchets after conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age   Unit liquidation from
                                        date anniversary            Current Charge: Ranges from low of  account value
                                                                    0.60% to age 65 to 20.00% over age
                                                                    95
                                                                    Maximum Charge: Ranges from low of
                                                                    1.20% to age 65 and 40.00% over
                                                                    age 95.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
7Twelve/TM/ Balanced Portfolio
     2015  Lowest contract charge 0.30% Class 4 (g)     $ 9.15            --                 --            --       (7.67)%
           Highest contract charge 1.70% Class 4        $ 9.89            --                 --            --       (8.93)%
           All contract charges                             --         7,921            $77,313          0.47%
     2014  Lowest contract charge 1.20% Class 4         $ 9.80            --                 --            --       (1.51)%
           Highest contract charge 1.70% Class 4        $10.86            --                 --            --       (1.99)%
           All contract charges                             --         8,243            $88,452          0.33%
     2013  Lowest contract charge 1.20% Class 4 (g)     $ 9.95            --                 --            --        0.40%
           Highest contract charge 1.70% Class 4        $11.08            --                 --            --        6.13%
           All contract charges                             --         5,107            $56,709          0.36%
     2012  Lowest contract charge 1.30% Class 4 (d)     $10.47            --                 --            --        4.70%
           Highest contract charge 1.70% Class 4 (d)    $10.44            --                 --            --        4.50%
           All contract charges                             --         1,723            $18,028          0.00%
AB VPS Balanced Wealth Strategy Portfolio
     2015  Lowest contract charge 1.30% Class B         $14.29            --                 --            --        0.00%
           Highest contract charge 1.70% Class B        $13.94            --                 --            --       (0.43)%
           All contract charges                             --           376            $ 5,337          2.01%
     2014  Lowest contract charge 1.30% Class B         $14.29            --                 --            --        5.70%
           Highest contract charge 1.70% Class B        $14.00            --                 --            --        5.34%
           All contract charges                             --           359            $ 5,097          2.41%
2013 (ae)  Lowest contract charge 1.30% Class B         $13.52            --                 --            --       14.77%
           Highest contract charge 1.70% Class B        $13.29            --                 --            --       14.27%
           All contract charges                             --           398            $ 5,366          2.25%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.78            --                 --            --        3.33%
           Highest contract charge 1.70% Class B (d)    $11.63            --                 --            --        3.01%
           All contract charges                             --           119            $ 1,407          1.43%
2012 (ad)  Lowest contract charge 1.30% Class B         $11.78            --                 --            --       11.87%
           Highest contract charge 1.70% Class B        $11.63            --                 --            --       11.40%
           All contract charges                             --           263            $ 3,080          2.04%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.53            --                 --            --       (4.27)%
           Highest contract charge 1.70% Class B        $10.44            --                 --            --       (4.66)%
           All contract charges                             --           209            $ 2,189          2.01%
AB VPS Global Thematic Growth Portfolio
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.40            --                 --            --       (6.37)%
           Highest contract charge 1.25% Class B        $ 9.83            --                 --            --        1.34%
           All contract charges                             --            15            $   147          0.00%
     2014  Lowest contract charge 1.20% Class B (p)     $ 9.70            --                 --            --       (0.72)%
           Highest contract charge 1.25% Class B (p)    $ 9.70            --                 --            --       (0.72)%
           All contract charges                             --             2            $    18          0.00%
AB VPS Growth and Income Portfolio
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.89            --                 --            --       (0.80)%
           Highest contract charge 1.25% Class B        $10.26            --                 --            --        0.20%
           All contract charges                             --           108            $ 1,099          1.36%
     2014  Lowest contract charge 1.20% Class B (p)     $10.25            --                 --            --        3.02%
           Highest contract charge 1.25% Class B (p)    $10.24            --                 --            --        2.91%
           All contract charges                             --            --            $     5          0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AB VPS International Growth Portfolio
     2015  Lowest contract charge 0.65% Class B         $10.01           --                 --             --        (2.82)%
           Highest contract charge 1.70% Class B        $10.87           --                 --             --        (3.81)%
           All contract charges                             --          802             $8,882           0.06%
     2014  Lowest contract charge 0.65% Class B         $10.30           --                 --             --        (2.09)%
           Highest contract charge 1.70% Class B        $11.30           --                 --             --        (3.09)%
           All contract charges                             --          759             $8,710           0.00%
2013 (ae)  Lowest contract charge 0.65% Class B         $10.52           --                 --             --        12.63%
           Highest contract charge 1.70% Class B        $11.66           --                 --             --        11.37%
           All contract charges                             --          637             $7,506           0.76%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.60           --                 --             --         1.73%
           Highest contract charge 1.65% Class B (d)    $10.49           --                 --             --         1.55%
           All contract charges                             --           54             $  570           1.05%
2012 (ad)  Lowest contract charge 0.65% Class B         $ 9.34           --                 --             --        14.46%
           Highest contract charge 1.70% Class B        $10.47           --                 --             --        13.31%
           All contract charges                             --          456             $4,810           1.50%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 8.16           --                 --             --       (17.16)%
           Highest contract charge 1.70% Class B        $ 9.24           --                 --             --       (17.50)%
           All contract charges                             --          393             $3,650           2.67%
AB VPS Real Estate Investment Portfolio
     2015  Lowest contract charge 1.10% Class B (u)     $10.08           --                 --             --         2.44%
           Highest contract charge 1.25% Class B        $10.68           --                 --             --        (0.56)%
           All contract charges                             --          154             $1,646           1.62%
     2014  Lowest contract charge 1.20% Class B (p)     $10.74           --                 --             --        11.99%
           Highest contract charge 1.25% Class B (p)    $10.74           --                 --             --        11.99%
           All contract charges                             --            9             $  104           0.00%
AB VPS Small/Mid Cap Value Portfolio
     2015  Lowest contract charge 0.30% Class B (p)     $ 9.49           --                 --             --        (5.95)%
           Highest contract charge 1.25% Class B        $ 9.37           --                 --             --        (6.86)%
           All contract charges                             --          122             $1,140           0.54%
     2014  Lowest contract charge 1.20% Class B (p)     $10.06           --                 --             --         3.60%
           Highest contract charge 1.25% Class B (p)    $10.06           --                 --             --         3.60%
           All contract charges                             --           15             $  146           0.00%
All Asset Aggressive-Alt 25
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.06           --                 --             --        (8.58)%
           Highest contract charge 1.70% Class B        $10.47           --                 --             --        (6.01)%
           All contract charges                             --          873             $9,052           0.85%
     2014  Lowest contract charge 1.20% Class B         $10.18           --                 --             --         1.09%
           Highest contract charge 1.70% Class B        $11.14           --                 --             --         0.54%
           All contract charges                             --          630             $6,908           2.11%
     2013  Lowest contract charge 1.25% Class B (g)     $10.07           --                 --             --         1.41%
           Highest contract charge 1.70% Class B (e)    $11.08           --                 --             --        10.58%
           All contract charges                             --          202             $2,239           2.74%
All Asset Aggressive-Alt 50
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.82           --                 --             --       (10.46)%
           Highest contract charge 1.25% Class B        $ 9.16           --                 --             --        (8.03)%
           All contract charges                             --           45             $  414           0.95%
     2014  Lowest contract charge 1.25% Class B         $ 9.97           --                 --             --         0.40%
           Highest contract charge 1.25% Class B        $ 9.96           --                 --             --         0.30%
           All contract charges                             --           30             $  299           2.86%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.93           --                 --             --         0.51%
           Highest contract charge 1.20% Class B (g)    $ 9.93           --                 --             --         0.51%
           All contract charges                             --            2             $   18           2.77%
All Asset Aggressive-Alt 75
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.62           --                 --             --       (12.04)%
           Highest contract charge 1.25% Class B        $ 8.71           --                 --             --       (10.39)%
           All contract charges                             --           66             $  585           1.21%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
All Asset Aggressive-Alt 75 (Continued)
     2014  Lowest contract charge 1.20% Class B           $ 9.72            --                 --            --       (0.92)%
           Highest contract charge 1.25% Class B          $ 9.72            --                 --            --       (0.92)%
           All contract charges                               --            48            $   458          3.28%
     2013  Lowest contract charge 1.25% Class B (g)       $ 9.81            --                 --            --       (0.20)%
           Highest contract charge 1.25% Class B (g)      $ 9.81            --                 --            --       (0.20)%
           All contract charges                               --             2            $    15          2.82%
All Asset Growth-Alt 20
     2015  Lowest contract charge 1.30% Class A           $13.19            --                 --            --       (5.18)%
           Highest contract charge 1.70% Class A          $12.86            --                 --            --       (5.65)%
           All contract charges                               --         1,122            $14,722          0.88%
     2014  Lowest contract charge 1.30% Class A           $13.91            --                 --            --        1.02%
           Highest contract charge 1.70% Class A          $13.63            --                 --            --        0.66%
           All contract charges                               --           907            $12,546          1.58%
2013 (ae)  Lowest contract charge 1.30% Class A           $13.77            --                 --            --       12.68%
           Highest contract charge 1.70% Class A          $13.54            --                 --            --       12.18%
           All contract charges                               --           721            $ 9,868          1.63%
2012 (ac)  Lowest contract charge 1.30% Class A (d)       $12.22            --                 --            --        2.35%
           Highest contract charge 1.70% Class A (d)      $12.07            --                 --            --        2.12%
           All contract charges                               --            81            $   976          2.74%
2012 (ad)  Lowest contract charge 1.30% Class A           $12.22            --                 --            --       10.49%
           Highest contract charge 1.70% Class A          $12.07            --                 --            --       10.13%
           All contract charges                               --           429            $    --          1.59%
2011 (ad)  Lowest contract charge 1.30% Class A           $11.06            --                 --            --       (4.49)%
           Highest contract charge 1.70% Class A          $10.96            --                 --            --       (4.94)%
           All contract charges                               --           365            $    --          2.31%
All Asset Moderate Growth-Alt 15
     2015  Lowest contract charge 1.30% Class B           $10.24            --                 --            --       (5.01)%
           Highest contract charge 1.70% Class B          $10.12            --                 --            --       (5.42)%
           All contract charges                               --         1,186            $12,106          0.94%
     2014  Lowest contract charge 1.30% Class B           $10.78            --                 --            --        1.13%
           Highest contract charge 1.70% Class B          $10.70            --                 --            --        0.75%
           All contract charges                               --           830            $ 8,927          2.56%
     2013  Lowest contract charge 1.30% Class B (e)       $10.66            --                 --            --        6.39%
           Highest contract charge 1.70% Class B (e)      $10.62            --                 --            --        5.99%
           All contract charges                               --           245            $ 2,610          2.73%
ALPS | Red Rocks Listed Private Equity Portfolio
     2015  Lowest contract charge 1.10% Class III (v)     $ 9.34            --                 --            --       (9.42)%
           Highest contract charge 1.25% Class III (v)    $ 9.34            --                 --            --       (9.48)%
           All contract charges                               --            48            $   457          0.62%
American Century VP Inflation Protection Fund
     2015  Lowest contract charge 1.10% Class II (u)      $ 9.53            --                 --            --       (3.54)%
           Highest contract charge 1.25% Class II         $ 9.55            --                 --            --       (3.63)%
           All contract charges                               --           337            $ 3,208          1.92%
     2014  Lowest contract charge 1.20% Class II          $ 9.92            --                 --            --        2.06%
           Highest contract charge 1.25% Class II         $ 9.91            --                 --            --        1.95%
           All contract charges                               --           218            $ 2,169          1.51%
     2013  Lowest contract charge 1.20% Class II (g)      $ 9.72            --                 --            --       (2.02)%
           Highest contract charge 1.25% Class II (g)     $ 9.72            --                 --            --       (2.02)%
           All contract charges                               --             8            $    83          0.00%
American Century VP Large Company Value
     2015  Lowest contract charge 1.30% Class II          $17.23            --                 --            --       (5.28)%
           Highest contract charge 1.70% Class II         $16.81            --                 --            --       (5.67)%
           All contract charges                               --           147            $ 2,523          1.35%
     2014  Lowest contract charge 1.30% Class II          $18.19            --                 --            --       11.25%
           Highest contract charge 1.70% Class II         $17.82            --                 --            --       10.89%
           All contract charges                               --           143            $ 2,581          1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                       -------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
American Century VP Large Company Value (Continued)
2013 (ae)  Lowest contract charge 1.30% Class II         $16.35            --                 --            --       29.35%
           Highest contract charge 1.70% Class II        $16.07            --                 --            --       28.77%
           All contract charges                              --           144            $ 2,355          1.40%
2012 (ad)  Lowest contract charge 1.30% Class II         $12.64            --                 --            --       14.91%
           Highest contract charge 1.70% Class II        $12.48            --                 --            --       14.39%
           All contract charges                              --           127            $ 1,609          1.72%
2011 (ad)  Lowest contract charge 1.30% Class II         $11.00            --                 --            --       (0.45)%
           Highest contract charge 1.70% Class II        $10.91            --                 --            --       (0.82)%
           All contract charges                              --           108            $ 1,180          1.66%
American Century VP Mid Cap Value Fund
     2015  Lowest contract charge 0.30% Class II (g)     $11.67            --                 --            --       (1.85)%
           Highest contract charge 1.70% Class II        $19.31            --                 --            --       (3.26)%
           All contract charges                              --         3,932            $69,442          1.51%
     2014  Lowest contract charge 0.65% Class II         $17.99            --                 --            --       15.47%
           Highest contract charge 1.70% Class II        $19.96            --                 --            --       14.32%
           All contract charges                              --         2,544            $47,809          1.03%
2013 (ae)  Lowest contract charge 0.65% Class II         $15.58            --                 --            --       29.08%
           Highest contract charge 1.70% Class II        $17.46            --                 --            --       27.63%
           All contract charges                              --         1,571            $27,657          1.11%
2012 (ac)  Lowest contract charge 1.30% Class II (d)     $13.85            --                 --            --        5.64%
           Highest contract charge 1.70% Class II (d)    $13.68            --                 --            --        5.39%
           All contract charges                              --           185            $ 2,554          1.63%
2012 (ad)  Lowest contract charge 0.65% Class II         $12.07            --                 --            --       15.50%
           Highest contract charge 1.70% Class II        $13.68            --                 --            --       14.29%
           All contract charges                              --           701            $ 9,649          1.93%
2011 (ad)  Lowest contract charge 0.65% Class II (a)     $10.45            --                 --            --       (3.24)%
           Highest contract charge 1.70% Class II        $11.97            --                 --            --       (2.52)%
           All contract charges                              --           550            $ 6,610          1.36%
American Funds Insurance Series(R) Asset Allocation Fund/SM/
     2015  Lowest contract charge 1.10% Class 4 (u)      $ 9.72            --                 --            --       (2.11)%
           Highest contract charge 1.25% Class 4         $10.65            --                 --            --       (0.19)%
           All contract charges                              --         1,420            $14,981          2.33%
     2014  Lowest contract charge 1.20% Class 4          $10.67            --                 --            --        3.89%
           Highest contract charge 1.25% Class 4         $10.67            --                 --            --        3.89%
           All contract charges                              --           718            $ 7,663          3.06%
     2013  Lowest contract charge 1.20% Class 4 (g)      $10.27            --                 --            --        2.09%
           Highest contract charge 1.25% Class 4 (g)     $10.27            --                 --            --        2.09%
           All contract charges                              --            35            $   356          1.45%
American Funds Insurance Series(R) Bond Fund/SM/
     2015  Lowest contract charge 0.65% Class 4          $10.02            --                 --            --       (0.79)%
           Highest contract charge 1.70% Class 4         $ 9.82            --                 --            --       (1.80)%
           All contract charges                              --         2,649            $26,193          2.07%
     2014  Lowest contract charge 0.65% Class 4          $10.10            --                 --            --        4.45%
           Highest contract charge 1.70% Class 4         $10.00            --                 --            --        3.41%
           All contract charges                              --         1,029            $10,341          4.09%
     2013  Lowest contract charge 1.30% Class 4 (e)      $ 9.71            --                 --            --       (2.80)%
           Highest contract charge 1.70% Class 4 (e)     $ 9.67            --                 --            --       (3.20)%
           All contract charges                              --           150            $ 1,449          3.39%
American Funds Insurance Series(R) Global Growth Fund/SM/
     2015  Lowest contract charge 0.30% Class 4 (g)      $11.37            --                 --            --        6.36%
           Highest contract charge 1.25% Class 4         $11.13            --                 --            --        5.30%
           All contract charges                              --           244            $ 2,669          1.33%
     2014  Lowest contract charge 1.20% Class 4          $10.57            --                 --            --        0.76%
           Highest contract charge 1.25% Class 4         $10.57            --                 --            --        0.76%
           All contract charges                              --           129            $ 1,356          2.11%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                           Units Outstanding Accumulation Unit  Investment
                                                             Unit Value         (000's)       Values (000's)   Income Ratio*
                                                             ----------    ----------------- ----------------- -------------
American Funds Insurance Series(R) Global Growth Fund/SM/ (Continued)
2013         Lowest contract charge 1.20% Class 4 (g)          $10.49               --                 --            --
             Highest contract charge 1.25% Class 4 (g)         $10.49               --                 --            --
             All contract charges                                  --                7            $    80          1.53%
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
2015         Lowest contract charge 0.30% Class 4 (g)          $10.45               --                 --            --
             Highest contract charge 1.70% Class 4             $11.46               --                 --            --
             All contract charges                                  --            1,077            $12,084          0.00%
2014         Lowest contract charge 1.20% Class 4              $10.37               --                 --            --
             Highest contract charge 1.70% Class 4             $11.66               --                 --            --
             All contract charges                                  --              604            $ 6,910          0.10%
2013         Lowest contract charge 1.25% Class 4 (g)          $10.31               --                 --            --
             Highest contract charge 1.70% Class 4 (e)         $11.64               --                 --            --
             All contract charges                                  --              160            $ 1,859          0.34%
American Funds Insurance Series(R) Growth-Income Fund/SM/
2015         Lowest contract charge 0.30% Class 4 (g)          $11.65               --                 --            --
             Highest contract charge 1.25% Class 4             $11.41               --                 --            --
             All contract charges                                  --              371            $ 4,158          1.91%
2014         Lowest contract charge 1.20% Class 4              $11.42               --                 --            --
             Highest contract charge 1.25% Class 4             $11.42               --                 --            --
             All contract charges                                  --              136            $ 1,561          2.38%
2013         Lowest contract charge 1.20% Class 4 (g)          $10.48               --                 --            --
             Highest contract charge 1.25% Class 4 (g)         $10.48               --                 --            --
             All contract charges                                  --                6            $    65          0.21%
American Funds Insurance Series(R) International Growth and Income Fund/SM/
2015         Lowest contract charge 1.10% Class 4 (u)          $ 8.80               --                 --            --
             Highest contract charge 1.25% Class 4             $ 9.00               --                 --            --
             All contract charges                                  --              319            $ 2,871          2.52%
2014         Lowest contract charge 1.20% Class 4              $ 9.68               --                 --            --
             Highest contract charge 1.25% Class 4             $ 9.68               --                 --            --
             All contract charges                                  --              172            $ 1,662          5.12%
2013         Lowest contract charge 1.20% Class 4 (g)          $10.15               --                 --            --
             Highest contract charge 1.25% Class 4 (g)         $10.15               --                 --            --
             All contract charges                                  --               12            $   125          0.24%
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
2015         Lowest contract charge 1.30% Class P-2            $11.33               --                 --            --
             Highest contract charge 1.70% Class P-2           $11.20               --                 --            --
             All contract charges                                  --              504            $ 5,699          1.50%
2014         Lowest contract charge 1.30% Class P-2            $11.61               --                 --            --
             Highest contract charge 1.70% Class P-2           $11.52               --                 --            --
             All contract charges                                  --              489            $ 5,664          0.08%
2013         Lowest contract charge 1.00% Class P-2 (e)        $11.43               --                 --            --
             Highest contract charge 1.70% Class P-2 (e)       $11.39               --                 --            --
             All contract charges                                  --              191            $ 2,180          1.77%
American Funds Insurance Series(R) New World Fund(R)
2015         Lowest contract charge 0.30% Class 4 (g)          $ 8.93               --                 --            --
             Highest contract charge 1.70% Class 4             $ 9.26               --                 --            --
             All contract charges                                  --            3,247            $29,955          0.58%
2014         Lowest contract charge 1.20% Class 4              $ 9.17               --                 --            --
             Highest contract charge 1.70% Class 4             $ 9.75               --                 --            --
             All contract charges                                  --            2,069            $20,029          1.59%
2013         Lowest contract charge 1.20% Class 4 (g)          $10.11               --                 --            --
             Highest contract charge 1.70% Class 4 (e)         $10.79               --                 --            --
             All contract charges                                  --              615            $ 6,625          3.55%

--------
 Total
Return**
--------

Lowest contract charge 1.20% Class 4 (g)           4.48%
Highest contract charge 1.25% Class 4 (g)          4.48%
All contract charges

Lowest contract charge 0.30% Class 4 (g)          (0.29)%
Highest contract charge 1.70% Class 4             (1.72)%
All contract charges
Lowest contract charge 1.20% Class 4               0.58%
Highest contract charge 1.70% Class 4              0.17%
All contract charges
Lowest contract charge 1.25% Class 4 (g)           3.31%
Highest contract charge 1.70% Class 4 (e)         15.94%
All contract charges

Lowest contract charge 0.30% Class 4 (g)           0.95%
Highest contract charge 1.25% Class 4             (0.09)%
All contract charges
Lowest contract charge 1.20% Class 4               8.97%
Highest contract charge 1.25% Class 4              8.97%
All contract charges
Lowest contract charge 1.20% Class 4 (g)           4.07%
Highest contract charge 1.25% Class 4 (g)          4.17%
All contract charges

Lowest contract charge 1.10% Class 4 (u)         (12.09)%
Highest contract charge 1.25% Class 4             (7.02)%
All contract charges
Lowest contract charge 1.20% Class 4              (4.63)%
Highest contract charge 1.25% Class 4             (4.63)%
All contract charges
Lowest contract charge 1.20% Class 4 (g)           2.22%
Highest contract charge 1.25% Class 4 (g)          2.22%
All contract charges

Lowest contract charge 1.30% Class P-2            (2.41)%
Highest contract charge 1.70% Class P-2           (2.78)%
All contract charges
Lowest contract charge 1.30% Class P-2             1.57%
Highest contract charge 1.70% Class P-2            1.14%
All contract charges
Lowest contract charge 1.00% Class P-2 (e)        13.62%
Highest contract charge 1.70% Class P-2 (e)       13.22%
All contract charges

Lowest contract charge 0.30% Class 4 (g)          (3.67)%
Highest contract charge 1.70% Class 4             (5.03)%
All contract charges
Lowest contract charge 1.20% Class 4              (9.30)%
Highest contract charge 1.70% Class 4             (9.64)%
All contract charges
Lowest contract charge 1.20% Class 4 (g)           1.61%
Highest contract charge 1.70% Class 4 (e)          7.79%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                     --------------------------------------------------------------------
                                                                Units Outstanding Accumulation Unit  Investment    Total
                                                     Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                     ---------- ----------------- ----------------- ------------- --------
AXA 400 Managed Volatility
     2015  Lowest contract charge 0.65% Class B        $15.23            --                 --            --        (3.73)%
           Highest contract charge 1.70% Class B       $17.19            --                 --            --        (4.76)%
           All contract charges                            --         4,241           $ 72,320          0.54%
     2014  Lowest contract charge 0.65% Class B        $15.82            --                 --            --         8.06%
           Highest contract charge 1.70% Class B       $18.05            --                 --            --         6.93%
           All contract charges                            --         4,305           $ 77,669          0.40%
2013 (ae)  Lowest contract charge 0.65% Class B        $14.64            --                 --            --        30.83%
           Highest contract charge 1.70% Class B       $16.88            --                 --            --        29.45%
           All contract charges                            --         4,545           $ 76,952          0.16%
2012 (ad)  Lowest contract charge 1.65% Class II       $11.19            --                 --            --        15.72%
           Highest contract charge 1.70% Class II      $13.04            --                 --            --        14.49%
           All contract charges                            --         4,830           $ 63,475          0.23%
2011 (ad)  Lowest contract charge 0.65% Class B (a)    $ 9.67            --                 --            --       (11.93)%
           Highest contract charge 1.70% Class B       $11.39            --                 --            --        (9.75)%
           All contract charges                            --         3,936           $ 45,056          0.05%
AXA 500 Managed Volatility
     2015  Lowest contract charge 0.65% Class B        $16.32            --                 --            --        (0.24)%
           Highest contract charge 1.70% Class B       $16.94            --                 --            --        (1.34)%
           All contract charges                            --        10,031           $170,851          0.90%
     2014  Lowest contract charge 0.65% Class B        $16.36            --                 --            --        11.83%
           Highest contract charge 1.70% Class B       $17.17            --                 --            --        10.70%
           All contract charges                            --        10,706           $185,193          0.57%
2013 (ae)  Lowest contract charge 0.65% Class B        $14.63            --                 --            --        30.04%
           Highest contract charge 1.70% Class B       $15.51            --                 --            --        28.71%
           All contract charges                            --        11,690           $182,711          0.44%
2012 (ad)  Lowest contract charge 0.65% Class B        $11.25            --                 --            --        14.10%
           Highest contract charge 1.70% Class B       $12.05            --                 --            --        12.83%
           All contract charges                            --        12,550           $152,404          0.63%
2011 (ad)  Lowest contract charge 0.65% Class B (a)    $ 9.86            --                 --            --        (7.24)%
           Highest contract charge 1.70% Class B       $10.68            --                 --            --        (5.40)%
           All contract charges                            --         9,807           $105,270          0.61%
AXA 2000 Managed Volatility
     2015  Lowest contract charge 0.65% Class B        $14.48            --                 --            --        (5.73)%
           Highest contract charge 1.70% Class B       $16.76            --                 --            --        (6.68)%
           All contract charges                            --         4,452           $ 74,582          0.39%
     2014  Lowest contract charge 0.65% Class B        $15.36            --                 --            --         3.36%
           Highest contract charge 1.70% Class B       $17.96            --                 --            --         2.28%
           All contract charges                            --         4,617           $ 83,163          0.15%
2013 (ae)  Lowest contract charge 0.65% Class B        $14.86            --                 --            --        36.46%
           Highest contract charge 1.70% Class B       $17.56            --                 --            --        35.08%
           All contract charges                            --         4,681           $ 82,678          0.11%
2012 (ad)  Lowest contract charge 0.65% Class B        $10.89            --                 --            --        14.75%
           Highest contract charge 1.70% Class B       $13.00            --                 --            --        13.44%
           All contract charges                            --         5,328           $ 69,826          0.33%
2011 (ad)  Lowest contract charge 0.65% Class B (a)    $ 9.49            --                 --            --       (13.81)%
           Highest contract charge 1.70% Class B       $11.46            --                 --            --       (12.05)%
           All contract charges                            --         4,308           $ 49,629          0.03%
AXA Aggressive Allocation
     2015  Lowest contract charge 1.30% Class A        $14.77            --                 --            --        (3.02)%
           Highest contract charge 1.70% Class A       $14.41            --                 --            --        (3.42)%
           All contract charges                            --         1,184           $ 17,376          0.93%
     2014  Lowest contract charge 1.30% Class A        $15.23            --                 --            --         3.32%
           Highest contract charge 1.70% Class A       $14.92            --                 --            --         2.97%
           All contract charges                            --         1,348           $ 20,405          1.53%
2013 (ae)  Lowest contract charge 1.30% Class A        $14.74            --                 --            --        24.81%
           Highest contract charge 1.70% Class A       $14.49            --                 --            --        24.27%
           All contract charges                            --         1,469           $ 21,547          2.52%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Aggressive Allocation (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.81             --                 --           --        2.96%
           Highest contract charge 1.65% Class A (d)    $11.68             --                 --           --        2.73%
           All contract charges                             --            194         $    2,281         3.61%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.81             --                 --           --       12.69%
           Highest contract charge 1.70% Class A        $11.66             --                 --           --       12.22%
           All contract charges                             --          1,253         $   14,748         0.83%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.48             --                 --           --       (8.47)%
           Highest contract charge 1.70% Class A        $10.39             --                 --           --       (8.86)%
           All contract charges                             --          1,194         $   12,486         1.24%
AXA Aggressive Allocation
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.35             --                 --           --       (6.22)%
           Highest contract charge 1.25% Class B        $10.34             --                 --           --       (2.91)%
           All contract charges                             --            118         $    1,216         0.93%
     2014  Lowest contract charge 1.20% Class B         $10.66             --                 --           --        3.50%
           Highest contract charge 1.25% Class B        $10.65             --                 --           --        3.40%
           All contract charges                             --             94         $    1,006         1.53%
     2013  Lowest contract charge 1.25% Class B         $10.30             --                 --           --        2.59%
           Highest contract charge 1.25% Class B        $10.30             --                 --           --        2.59%
           All contract charges                             --              2         $       21         2.52%
AXA Aggressive Strategy
     2015  Lowest contract charge 1.30% Class B         $13.06             --                 --           --       (2.46)%
           Highest contract charge 1.70% Class B        $12.87             --                 --           --       (2.79)%
           All contract charges                             --        171,989         $2,236,469         1.43%
     2014  Lowest contract charge 1.30% Class B         $13.39             --                 --           --        4.86%
           Highest contract charge 1.70% Class B        $13.24             --                 --           --        4.42%
           All contract charges                             --        118,842         $1,585,315         1.99%
     2013  Lowest contract charge 1.30% Class B         $12.77             --                 --           --       21.85%
           Highest contract charge 1.70% Class B        $12.68             --                 --           --       21.34%
           All contract charges                             --         58,211         $  741,515         5.11%
     2012  Lowest contract charge 1.30% Class B (d)     $10.48             --                 --           --        3.25%
           Highest contract charge 1.70% Class B (d)    $10.45             --                 --           --        2.96%
           All contract charges                             --         11,834         $  123,880         2.25%
AXA Balanced Strategy
     2015  Lowest contract charge 0.65% Class B         $12.13             --                 --           --       (1.30)%
           Highest contract charge 1.70% Class B        $12.51             --                 --           --       (2.34)%
           All contract charges                             --        194,842         $2,525,918         1.04%
     2014  Lowest contract charge 0.65% Class B         $12.29             --                 --           --        3.71%
           Highest contract charge 1.70% Class B        $12.81             --                 --           --        2.64%
           All contract charges                             --        168,531         $2,235,687         1.25%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.69             --                 --           --       12.20%
           Highest contract charge 1.70% Class B        $12.48             --                 --           --       11.73%
           All contract charges                             --        128,062         $1,658,532         2.35%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.31             --                 --           --        1.71%
           Highest contract charge 1.70% Class B (d)    $11.17             --                 --           --        1.45%
           All contract charges                             --         15,246         $  171,809         1.82%
2012 (ad)  Lowest contract charge 1.30% Class B         $11.31             --                 --           --        7.10%
           Highest contract charge 1.70% Class B        $11.17             --                 --           --        6.69%
           All contract charges                             --        102,120         $1,228,875         0.83%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.56             --                 --           --       (3.65)%
           Highest contract charge 1.70% Class B        $10.47             --                 --           --       (4.03)%
           All contract charges                             --         77,122         $  864,298         1.41%
AXA Conservative Growth Strategy
     2015  Lowest contract charge 0.65% Class B         $11.66             --                 --           --       (1.10)%
           Highest contract charge 1.70% Class B        $11.95             --                 --           --       (2.13)%
           All contract charges                             --         94,706         $1,168,745         0.99%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Conservative Growth Strategy (Continued)
     2014  Lowest contract charge 0.65% Class B         $11.79            --                  --           --         3.15%
           Highest contract charge 1.70% Class B        $12.21            --                  --           --         2.01%
           All contract charges                             --        83,471          $1,051,381         1.11%
2013 (ae)  Lowest contract charge 0.65% Class B         $11.43            --                  --           --         9.80%
           Highest contract charge 1.70% Class B        $11.97            --                  --           --         8.62%
           All contract charges                             --        67,012          $  827,711         1.96%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.16            --                  --           --         1.45%
           Highest contract charge 1.70% Class B (d)    $11.02            --                  --           --         1.19%
           All contract charges                             --        10,259          $  114,078         1.85%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.41            --                  --           --         6.55%
           Highest contract charge 1.70% Class B        $11.02            --                  --           --         5.45%
           All contract charges                             --        52,553          $  617,051         0.85%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.55            --                  --           --        (2.68)%
           Highest contract charge 1.70% Class B        $10.45            --                  --           --        (3.15)%
           All contract charges                             --        41,147          $  456,027         1.49%
AXA Conservative Strategy
     2015  Lowest contract charge 0.65% Class B         $10.74            --                  --           --        (0.83)%
           Highest contract charge 1.70% Class B        $10.87            --                  --           --        (1.81)%
           All contract charges                             --        62,480          $  696,974         0.88%
     2014  Lowest contract charge 0.65% Class B         $10.83            --                  --           --         1.98%
           Highest contract charge 1.70% Class B        $11.07            --                  --           --         0.82%
           All contract charges                             --        52,780          $  599,559         0.83%
2013 (ae)  Lowest contract charge 0.65% Class B         $10.62            --                  --           --         3.71%
           Highest contract charge 1.70% Class B        $10.98            --                  --           --         2.62%
           All contract charges                             --        43,555          $  490,129         1.18%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.84            --                  --           --         0.84%
           Highest contract charge 1.70% Class B (d)    $10.70            --                  --           --         0.47%
           All contract charges                             --         6,987          $   75,437         1.90%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.24            --                  --           --         3.75%
           Highest contract charge 1.70% Class B        $10.70            --                  --           --         2.69%
           All contract charges                             --        38,516          $  430,809         0.91%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 9.87            --                  --           --        (0.50)%
           Highest contract charge 1.70% Class B        $10.42            --                  --           --        (0.95)%
           All contract charges                             --        28,161          $  305,265         1.76%
AXA Global Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $12.98            --                  --           --        (3.06)%
           Highest contract charge 1.70% Class A        $12.67            --                  --           --        (3.36)%
           All contract charges                             --           530          $    6,839         0.93%
     2014  Lowest contract charge 1.30% Class A         $13.39            --                  --           --         0.37%
           Highest contract charge 1.70% Class A        $13.11            --                  --           --        (0.08)%
           All contract charges                             --           562          $    7,487         1.04%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.34            --                  --           --        18.79%
           Highest contract charge 1.70% Class A        $13.12            --                  --           --        18.30%
           All contract charges                             --           481          $    6,377         0.91%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.23            --                  --           --         4.86%
           Highest contract charge 1.70% Class A (d)    $11.09            --                  --           --         4.52%
           All contract charges                             --            52          $      587         2.62%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.23            --                  --           --        15.53%
           Highest contract charge 1.70% Class A        $11.09            --                  --           --        15.04%
           All contract charges                             --           344          $    3,855         1.40%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 9.72            --                  --           --       (13.21)%
           Highest contract charge 1.70% Class A        $ 9.64            --                  --           --       (13.54)%
           All contract charges                             --           304          $    2,952         1.70%
AXA Global Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $27.55            --                  --           --        (2.99)%
           Highest contract charge 1.70% Class B        $19.53            --                  --           --        (3.41)%
           All contract charges                             --           328          $    8,040         0.93%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Global Equity Managed Volatility (Continued)
     2014  Lowest contract charge 1.3% Class B          $28.40             --                 --           --         0.35%
           Highest contract charge 1.70% Class B        $20.22             --                 --           --         0.00%
           All contract charges                             --            294         $    7,409         1.04%
2013 (ae)  Lowest contract charge 1.3% Class B          $28.30             --                 --           --        18.81%
           Highest contract charge 1.70% Class B        $20.22             --                 --           --        18.31%
           All contract charges                             --            271         $    6,844         0.91%
2012 (ad)  Lowest contract charge 0.95% Class B         $19.21             --                 --           --        15.86%
           Highest contract charge 1.90% Class B        $16.57             --                 --           --        14.75%
           All contract charges                             --         42,150         $  893,065         1.40%
2011 (ad)  Lowest contract charge 0.95% Class B         $16.58             --                 --           --       (13.15)%
           Highest contract charge 1.90% Class B        $14.44             --                 --           --       (13.95)%
           All contract charges                             --         46,594         $  856,342         1.70%
AXA Growth Strategy
     2015  Lowest contract charge 0.65% Class B         $13.12             --                 --           --        (1.65)%
           Highest contract charge 1.70% Class B        $13.68             --                 --           --        (2.63)%
           All contract charges                             --        217,542         $3,107,504         1.26%
     2014  Lowest contract charge 0.65% Class B         $13.34             --                 --           --         4.96%
           Highest contract charge 1.70% Class B        $14.05             --                 --           --         3.84%
           All contract charges                             --        165,833         $2,437,544         1.66%
2013 (ae)  Lowest contract charge 0.65% Class B         $12.71             --                 --           --        19.45%
           Highest contract charge 1.70% Class B        $13.53             --                 --           --        18.17%
           All contract charges                             --        100,706         $1,440,835         3.63%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.60             --                 --           --         2.29%
           Highest contract charge 1.70% Class B (d)    $11.45             --                 --           --         1.96%
           All contract charges                             --         14,063         $  162,471         1.83%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.64             --                 --           --        10.49%
           Highest contract charge 1.70% Class B        $11.45             --                 --           --         9.26%
           All contract charges                             --         77,432         $1,024,880         0.82%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.57             --                 --           --        (5.62)%
           Highest contract charge 1.70% Class B        $10.48             --                 --           --        (6.01)%
           All contract charges                             --         60,162         $  726,066         1.28%
AXA International Core Managed Volatility (m)
     2015  Lowest contract charge 1.30% Class A         $10.41             --                 --           --        (5.54)%
           Highest contract charge 1.70% Class A        $10.15             --                 --           --        (5.93)%
           All contract charges                             --            445         $    4,593         0.06%
     2014  Lowest contract charge 1.30% Class A         $11.02             --                 --           --        (7.47)%
           Highest contract charge 1.70% Class A        $10.79             --                 --           --        (7.86)%
           All contract charges                             --            388         $    4,253         1.62%
2013 (ae)  Lowest contract charge 1.30% Class A         $11.91             --                 --           --        15.97%
           Highest contract charge 1.70% Class A        $11.71             --                 --           --        15.48%
           All contract charges                             --            285         $    3,370         0.92%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.27             --                 --           --         5.88%
           Highest contract charge 1.70% Class A (d)    $10.14             --                 --           --         5.52%
           All contract charges                             --             32         $      329         2.83%
2012 (ad)  Lowest contract charge 1.30% Class A         $10.27             --                 --           --        14.75%
           Highest contract charge 1.70% Class A        $10.14             --                 --           --        14.32%
           All contract charges                             --            250         $    2,555         1.44%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 8.95             --                 --           --       (17.74)%
           Highest contract charge 1.70% Class A        $ 8.87             --                 --           --       (18.10)%
           All contract charges                             --            267         $    2,376         2.70%
AXA International Core Managed Volatility (m)
     2015  Lowest contract charge 1.30% Class B         $14.48             --                 --           --        (5.54)%
           Highest contract charge 1.70% Class B        $11.58             --                 --           --        (6.01)%
           All contract charges                             --            583         $    7,915         0.06%
     2014  Lowest contract charge 1.30% Class B         $15.33             --                 --           --        (7.48)%
           Highest contract charge 1.70% Class B        $12.32             --                 --           --        (7.85)%
           All contract charges                             --            545         $    7,822         1.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA International Core Managed Volatility (m) (Continued)
2013 (ae)  Lowest contract charge 1.30% Class B         $16.57            --                 --            --        16.04%
           Highest contract charge 1.70% Class B        $13.37            --                 --            --        15.56%
           All contract charges                             --           294           $  4,557          0.92%
2012 (ad)  Lowest contract charge 0.95% Class B         $12.84            --                 --            --        15.26%
           Highest contract charge 1.90% Class B        $11.25            --                 --            --        14.10%
           All contract charges                             --        47,756           $629,076          1.44%
2011 (ad)  Lowest contract charge 0.95% Class B         $11.14            --                 --            --       (17.73)%
           Highest contract charge 1.90% Class B        $ 9.86            --                 --            --       (18.51)%
           All contract charges                             --        52,811           $606,445          2.70%
AXA International Managed Volatility
     2015  Lowest contract charge 0.65% Class B         $10.27            --                 --            --        (3.02)%
           Highest contract charge 1.70% Class B        $10.21            --                 --            --        (4.13)%
           All contract charges                             --        11,114           $115,259          0.04%
     2014  Lowest contract charge 0.65% Class B         $10.59            --                 --            --        (7.11)%
           Highest contract charge 1.70% Class B        $10.65            --                 --            --        (8.03)%
           All contract charges                             --        11,094           $119,622          0.84%
2013 (ae)  Lowest contract charge 0.65% Class B         $11.40            --                 --            --        20.38%
           Highest contract charge 1.70% Class B        $11.58            --                 --            --        19.01%
           All contract charges                             --        10,689           $125,030          0.00%
2012 (ad)  Lowest contract charge 0.65% Class B         $ 9.47            --                 --            --        15.77%
           Highest contract charge 1.70% Class B        $ 9.73            --                 --            --        14.61%
           All contract charges                             --        11,384           $111,566          0.65%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 8.18            --                 --            --       (19.09)%
           Highest contract charge 1.70% Class B        $ 8.49            --                 --            --       (17.41)%
           All contract charges                             --         9,274           $ 79,116          1.87%
AXA International Value Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $10.33            --                 --            --        (4.44)%
           Highest contract charge 1.70% Class A        $10.08            --                 --            --        (4.82)%
           All contract charges                             --           359           $  3,686          0.10%
     2014  Lowest contract charge 1.30% Class A         $10.81            --                 --            --        (8.39)%
           Highest contract charge 1.70% Class A        $10.59            --                 --            --        (8.71)%
           All contract charges                             --           375           $  4,031          1.63%
2013 (ae)  Lowest contract charge 1.30% Class A         $11.80            --                 --            --        17.76%
           Highest contract charge 1.70% Class A        $11.60            --                 --            --        17.29%
           All contract charges                             --           356           $  4,177          1.19%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.02            --                 --            --         7.40%
           Highest contract charge 1.65% Class A (d)    $ 9.91            --                 --            --         7.14%
           All contract charges                             --            11           $    106          4.45%
2012 (ad)  Lowest contract charge 1.30% Class A         $10.02            --                 --            --        15.97%
           Highest contract charge 1.70% Class A        $ 9.89            --                 --            --        15.40%
           All contract charges                             --           371           $  3,701          1.78%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 8.64            --                 --            --       (17.00)%
           Highest contract charge 1.70% Class A        $ 8.57            --                 --            --       (17.36)%
           All contract charges                             --           354           $  3,054          1.92%
AXA Large Cap Core Managed Volatility (n)
     2015  Lowest contract charge 1.30% Class B         $18.54            --                 --            --        (0.96)%
           Highest contract charge 1.70% Class B        $13.43            --                 --            --        (1.40)%
           All contract charges                             --           493           $  8,225          1.05%
     2014  Lowest contract charge 1.30% Class B         $18.72            --                 --            --        10.18%
           Highest contract charge 1.70% Class B        $13.62            --                 --            --         9.75%
           All contract charges                             --           464           $  7,756          1.24%
2013 (ae)  Lowest contract charge 1.30% Class B         $16.99            --                 --            --        29.79%
           Highest contract charge 1.70% Class B        $12.41            --                 --            --        29.27%
           All contract charges                             --           222           $  3,386          0.59%
2012 (ad)  Lowest contract charge 0.95% Class B         $10.67            --                 --            --        13.87%
           Highest contract charge 1.90% Class B        $ 9.33            --                 --            --        12.82%
           All contract charges                             --        12,776           $137,932          1.12%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Large Cap Core Managed Volatility (n) (Continued)
2011 (ad)  Lowest contract charge 0.95% Class B         $ 9.37            --                 --            --       (5.16)%
           Highest contract charge 1.90% Class B        $ 8.27            --                 --            --       (6.02)%
           All contract charges                             --        14,134           $134,375          1.03%
AXA Large Cap Growth Managed Volatility (o)
     2015  Lowest contract charge 1.30% Class A         $18.70            --                 --            --        2.69%
           Highest contract charge 1.70% Class A        $18.24            --                 --            --        2.24%
           All contract charges                             --           314           $  5,839          0.30%
     2014  Lowest contract charge 1.30% Class A         $18.21            --                 --            --        9.63%
           Highest contract charge 1.70% Class A        $17.84            --                 --            --        9.25%
           All contract charges                             --           289           $  5,230          0.24%
2013 (ae)  Lowest contract charge 1.30% Class A         $16.61            --                 --            --       33.63%
           Highest contract charge 1.70% Class A        $16.33            --                 --            --       33.09%
           All contract charges                             --           205           $  3,406          0.19%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.43            --                 --            --       (1.74)%
           Highest contract charge 1.65% Class A (d)    $12.29            --                 --            --       (1.99)%
           All contract charges                             --            11           $    139          1.35%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.43            --                 --            --       12.29%
           Highest contract charge 1.70% Class A        $12.27            --                 --            --       11.75%
           All contract charges                             --           147           $  1,825          0.56%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.07            --                 --            --       (4.57)%
           Highest contract charge 1.70% Class A        $10.98            --                 --            --       (4.94)%
           All contract charges                             --           170           $  1,871          0.50%
AXA Large Cap Growth Managed Volatility (o)
     2015  Lowest contract charge 1.30% Class B         $21.83            --                 --            --        2.68%
           Highest contract charge 1.70% Class B        $23.61            --                 --            --        2.25%
           All contract charges                             --           772           $ 17,200          0.30%
     2014  Lowest contract charge 1.30% Class B         $21.26            --                 --            --        9.64%
           Highest contract charge 1.70% Class B        $23.09            --                 --            --        9.22%
           All contract charges                             --           720           $ 15,801          0.24%
2013 (ae)  Lowest contract charge 1.30% Class B         $19.39            --                 --            --       33.63%
           Highest contract charge 1.70% Class B        $21.14            --                 --            --       33.04%
           All contract charges                             --           446           $  8,930          0.19%
2012 (ad)  Lowest contract charge 0.95% Class B         $17.90            --                 --            --       12.65%
           Highest contract charge 1.90% Class B        $15.39            --                 --            --       11.60%
           All contract charges                             --        33,585           $512,891          0.56%
2011 (ad)  Lowest contract charge 0.95% Class B         $15.89            --                 --            --       (4.56)%
           Highest contract charge 1.90% Class B        $13.79            --                 --            --       (5.48)%
           All contract charges                             --        37,076           $505,607          0.50%
AXA Large Cap Value Managed Volatility (j)
     2015  Lowest contract charge 1.30% Class A         $16.82            --                 --            --       (5.24)%
           Highest contract charge 1.70% Class A        $16.41            --                 --            --       (5.64)%
           All contract charges                             --           976           $ 16,144          2.25%
     2014  Lowest contract charge 1.30% Class A         $17.75            --                 --            --       10.73%
           Highest contract charge 1.70% Class A        $17.39            --                 --            --       10.34%
           All contract charges                             --           349           $  6,155          1.87%
2013 (ae)  Lowest contract charge 1.30% Class A         $16.03            --                 --            --       30.75%
           Highest contract charge 1.70% Class A        $15.76            --                 --            --       30.25%
           All contract charges                             --           185           $  2,945          1.14%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.26            --                 --            --        4.16%
           Highest contract charge 1.65% Class A (d)    $12.12            --                 --            --        3.86%
           All contract charges                             --            15           $    188          3.57%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.26            --                 --            --       14.37%
           Highest contract charge 1.70% Class A        $12.10            --                 --            --       13.83%
           All contract charges                             --           127           $  1,541          1.54%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.72            --                 --            --       (6.05)%
           Highest contract charge 1.70% Class A        $10.63            --                 --            --       (6.43)%
           All contract charges                             --           117           $  1,254          1.10%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Large Cap Value Managed Volatility (j)
     2015  Lowest contract charge 1.30% Class B         $15.60            --                 --            --        (5.28)%
           Highest contract charge 1.70% Class B        $17.16            --                 --            --        (5.66)%
           All contract charges                             --           817           $ 12,896          2.25%
     2014  Lowest contract charge 1.30% Class B         $16.47            --                 --            --        10.76%
           Highest contract charge 1.70% Class B        $18.19            --                 --            --        10.31%
           All contract charges                             --           805           $ 13,433          1.87%
2013 (ae)  Lowest contract charge 1.30% Class B         $14.87            --                 --            --        30.78%
           Highest contract charge 1.70% Class B        $16.49            --                 --            --        30.25%
           All contract charges                             --           311           $  4,740          1.14%
2012 (ad)  Lowest contract charge 0.95% Class B         $14.19            --                 --            --        14.71%
           Highest contract charge 1.90% Class B        $12.28            --                 --            --        13.60%
           All contract charges                             --        80,831           $983,911          1.54%
2011 (ad)  Lowest contract charge 0.95% Class B         $12.37            --                 --            --        (5.93)%
           Highest contract charge 1.90% Class B        $10.81            --                 --            --        (6.81)%
           All contract charges                             --        91,140           $971,826          1.10%
AXA Mid Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $18.27            --                 --            --        (4.79)%
           Highest contract charge 1.70% Class A        $17.82            --                 --            --        (5.16)%
           All contract charges                             --           199           $  3,604          0.85%
     2014  Lowest contract charge 1.30% Class A         $19.19            --                 --            --         9.47%
           Highest contract charge 1.70% Class A        $18.79            --                 --            --         8.99%
           All contract charges                             --           172           $  3,272          0.63%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.53            --                 --            --        31.31%
           Highest contract charge 1.70% Class A        $17.24            --                 --            --        30.80%
           All contract charges                             --           105           $  1,821          0.50%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.35            --                 --            --         4.71%
           Highest contract charge 1.65% Class A (d)    $13.20            --                 --            --         4.43%
           All contract charges                             --            14           $    194          2.68%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.35            --                 --            --        17.11%
           Highest contract charge 1.70% Class A        $13.18            --                 --            --        16.64%
           All contract charges                             --            57           $    764          1.20%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.40            --                 --            --       (10.31)%
           Highest contract charge 1.70% Class A        $11.30            --                 --            --       (10.67)%
           All contract charges                             --            55           $    627          0.84%
AXA Mid Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $21.03            --                 --            --        (4.76)%
           Highest contract charge 1.70% Class B        $21.99            --                 --            --        (5.17)%
           All contract charges                             --           429           $  8,993          0.85%
     2014  Lowest contract charge 1.30% Class B         $22.08            --                 --            --         9.42%
           Highest contract charge 1.70% Class B        $23.19            --                 --            --         8.98%
           All contract charges                             --           322           $  7,158          0.63%
2013 (ae)  Lowest contract charge 1.30% Class B         $20.18            --                 --            --        31.38%
           Highest contract charge 1.70% Class B        $21.28            --                 --            --        30.87%
           All contract charges                             --           251           $  5,120          0.50%
2012 (ad)  Lowest contract charge 0.95% Class B         $18.32            --                 --            --        17.51%
           Highest contract charge 1.90% Class B        $15.75            --                 --            --        16.32%
           All contract charges                             --        60,166           $946,778          1.20%
2011 (ad)  Lowest contract charge 0.95% Class B         $15.59            --                 --            --       (10.30)%
           Highest contract charge 1.90% Class B        $13.54            --                 --            --       (11.15)%
           All contract charges                             --        66,819           $899,832          0.84%
AXA Moderate Allocation
     2015  Lowest contract charge 1.30% Class A         $12.65            --                 --            --        (2.17)%
           Highest contract charge 1.70% Class A        $12.34            --                 --            --        (2.53)%
           All contract charges                             --         7,426           $ 93,368          0.93%
     2014  Lowest contract charge 1.30% Class A         $12.93            --                 --            --         1.73%
           Highest contract charge 1.70% Class A        $12.66            --                 --            --         1.28%
           All contract charges                             --         6,400           $ 82,370          1.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Moderate Allocation (Continued)
2013 (ae)  Lowest contract charge 1.30% Class A         $12.71             --                 --           --       11.59%
           Highest contract charge 1.70% Class A        $12.50             --                 --           --       11.21%
           All contract charges                             --          5,089         $   64,425         1.93%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.39             --                 --           --        1.97%
           Highest contract charge 1.70% Class A (d)    $11.24             --                 --           --        1.63%
           All contract charges                             --            671         $    7,626         1.55%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.39             --                 --           --        7.45%
           Highest contract charge 1.70% Class A        $11.24             --                 --           --        6.95%
           All contract charges                             --          3,113         $       --         0.76%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.60             --                 --           --       (3.46)%
           Highest contract charge 1.70% Class A        $10.51             --                 --           --       (3.84)%
           All contract charges                             --          2,717         $   28,735         1.47%
AXA Moderate Allocation
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.57             --                 --           --       (4.01)%
           Highest contract charge 1.25% Class B        $10.08             --                 --           --       (2.14)%
           All contract charges                             --          1,656         $   16,584         0.93%
     2014  Lowest contract charge 1.20% Class B         $10.30             --                 --           --        1.78%
           Highest contract charge 1.25% Class B        $10.30             --                 --           --        1.78%
           All contract charges                             --            643         $    6,617         1.26%
     2013  Lowest contract charge 1.20% Class B (g)     $10.12             --                 --           --        1.10%
           Highest contract charge 1.25% Class B (g)    $10.12             --                 --           --        1.10%
           All contract charges                             --             30         $      299         1.93%
AXA Moderate Growth Strategy
     2015  Lowest contract charge 0.65% Class B         $12.62             --                 --           --       (1.48)%
           Highest contract charge 1.70% Class B        $13.09             --                 --           --       (2.46)%
           All contract charges                             --        398,866         $5,398,722         1.10%
     2014  Lowest contract charge 0.65% Class B         $12.81             --                 --           --        4.32%
           Highest contract charge 1.70% Class B        $13.42             --                 --           --        3.23%
           All contract charges                             --        357,621         $4,954,307         1.33%
2013 (ae)  Lowest contract charge 0.65% Class B         $12.28             --                 --           --       16.18%
           Highest contract charge 1.70% Class B        $13.00             --                 --           --       14.84%
           All contract charges                             --        290,011         $3,891,368         2.54%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.46             --                 --           --        1.96%
           Highest contract charge 1.70% Class B (d)    $11.32             --                 --           --        1.71%
           All contract charges                             --         27,322         $  312,066         1.69%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.57             --                 --           --        9.08%
           Highest contract charge 1.70% Class B        $11.32             --                 --           --        8.02%
           All contract charges                             --        245,253         $2,970,451         0.75%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 9.69             --                 --           --       (5.65)%
           Highest contract charge 1.70% Class B        $10.48             --                 --           --       (4.99)%
           All contract charges                             --        201,465         $2,244,950         1.33%
AXA Moderate-Plus Allocation
     2015  Lowest contract charge 1.30% Class A         $13.70             --                 --           --       (2.56)%
           Highest contract charge 1.70% Class A        $13.37             --                 --           --       (2.90)%
           All contract charges                             --          2,757         $   37,605         0.93%
     2014  Lowest contract charge 1.30% Class A         $14.06             --                 --           --        2.40%
           Highest contract charge 1.70% Class A        $13.77             --                 --           --        2.00%
           All contract charges                             --          2,942         $   41,212         1.39%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.73             --                 --           --       18.26%
           Highest contract charge 1.70% Class A        $13.50             --                 --           --       17.70%
           All contract charges                             --          3,055         $   41,813         2.05%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.61             --                 --           --        2.47%
           Highest contract charge 1.70% Class A (d)    $11.47             --                 --           --        2.23%
           All contract charges                             --            398         $    4,611         1.62%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.61             --                 --           --       10.05%
           Highest contract charge 1.70% Class A        $11.47             --                 --           --        9.66%
           All contract charges                             --          2,788         $   32,283         0.77%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Moderate-Plus Allocation (Continued)
2011 (ad)  Lowest contract charge 1.30% Class A         $10.55            --                 --            --        (5.97)%
           Highest contract charge 1.70% Class A        $10.46            --                 --            --        (6.36)%
           All contract charges                             --         2,878           $ 30,294          1.37%
AXA Moderate-Plus Allocation
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.46            --                 --            --        (5.12)%
           Highest contract charge 1.25% Class B        $10.20            --                 --            --        (2.49)%
           All contract charges                             --           898           $  9,049          0.93%
     2014  Lowest contract charge 1.20% Class B         $10.47            --                 --            --         2.55%
           Highest contract charge 1.25% Class B        $10.46            --                 --            --         2.45%
           All contract charges                             --           594           $  6,215          1.39%
     2013  Lowest contract charge 1.20% Class B (g)     $10.21            --                 --            --         1.90%
           Highest contract charge 1.25% Class B (g)    $10.21            --                 --            --         1.90%
           All contract charges                             --            47           $    481          2.05%
AXA Natural Resources
     2015  Lowest contract charge 1.10% Class B (u)     $ 7.11            --                 --            --       (25.63)%
           Highest contract charge 1.70% Class B        $ 6.44            --                 --            --       (27.07)%
           All contract charges                             --           324           $  2,098          2.38%
     2014  Lowest contract charge 1.20% Class B         $ 8.65            --                 --            --       (13.84)%
           Highest contract charge 1.70% Class B        $ 8.83            --                 --            --       (14.19)%
           All contract charges                             --           157           $  1,387          1.45%
     2013  Lowest contract charge 1.30% Class B (e)     $10.33            --                 --            --         3.61%
           Highest contract charge 1.70% Class B (e)    $10.29            --                 --            --         3.21%
           All contract charges                             --            38           $    393          1.47%
AXA SmartBeta Equity
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.65            --                 --            --        (3.02)%
           Highest contract charge 1.25% Class B        $10.83            --                 --            --        (0.18)%
           All contract charges                             --            65           $    698          1.33%
     2014  Lowest contract charge 1.20% Class B (h)     $10.86            --                 --            --         5.95%
           Highest contract charge 1.25% Class B (h)    $10.85            --                 --            --         5.85%
           All contract charges                             --            30           $    328          1.90%
AXA Ultra Conservative Strategy
     2015  Lowest contract charge 1.30% Class B         $10.09            --                 --            --        (1.37)%
           Highest contract charge 1.70% Class B        $ 9.92            --                 --            --        (1.68)%
           All contract charges                             --         4,601           $ 46,148          1.60%
     2014  Lowest contract charge 1.30% Class B         $10.23            --                 --            --         0.59%
           Highest contract charge 1.70% Class B        $10.09            --                 --            --         0.20%
           All contract charges                             --           256           $  2,600          1.04%
2013 (ae)  Lowest contract charge 1.30% Class B         $10.17            --                 --            --         0.79%
           Highest contract charge 1.70% Class B        $10.07            --                 --            --         0.30%
           All contract charges                             --            39           $    397          0.78%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.09            --                 --            --        (0.69)%
           Highest contract charge 1.55% Class B (d)    $10.06            --                 --            --        (0.89)%
           All contract charges                             --            --           $      2          1.49%
2012 (ad)  Lowest contract charge 1.30% Class B         $10.09            --                 --            --         0.40%
           Highest contract charge 1.70% Class B        $10.04            --                 --            --         0.00%
           All contract charges                             --            19           $     --          0.65%
2011 (ad)  Lowest contract charge 1.30% Class B (c)     $10.05            --                 --            --         0.50%
           Highest contract charge 1.30% Class B (c)    $10.05            --                 --            --         0.50%
           All contract charges                             --            --                 --          0.42%
AXA/AB Dynamic Growth
     2015  Lowest contract charge 1.30% Class B (u)     $ 9.44            --                 --            --        (5.22)%
           Highest contract charge 1.70% Class B (u)    $ 9.42            --                 --            --        (5.42)%
           All contract charges                             --        15,626           $147,439          0.28%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB Dynamic Moderate Growth
     2015  Lowest contract charge 0.65% Class B         $12.15             --                 --           --       (1.22)%
           Highest contract charge 1.70% Class B        $11.54             --                 --           --       (2.29)%
           All contract charges                             --        207,777         $2,426,133         0.78%
     2014  Lowest contract charge 0.65% Class B         $12.30             --                 --           --        4.06%
           Highest contract charge 1.70% Class B        $11.81             --                 --           --        2.96%
           All contract charges                             --        170,494         $2,031,930         0.95%
2013 (ae)  Lowest contract charge 0.65% Class B         $11.82             --                 --           --       15.43%
           Highest contract charge 1.70% Class B        $11.47             --                 --           --       14.24%
           All contract charges                             --        115,146         $1,329,120         0.37%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.12             --                 --           --        1.10%
           Highest contract charge 1.70% Class B (d)    $10.04             --                 --           --        0.80%
           All contract charges                             --         21,714         $  219,067         0.86%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.24             --                 --           --        7.00%
           Highest contract charge 1.70% Class B        $10.04             --                 --           --        5.91%
           All contract charges                             --         33,558         $  338,311         0.61%
2011 (ad)  Lowest contract charge 1.30% Class B (b)     $ 9.51             --                 --           --       (4.90)%
           Highest contract charge 1.70% Class B (b)    $ 9.48             --                 --           --       (5.20)%
           All contract charges                             --          5,946         $   56,477           --
AXA/AB Short Duration Government Bond
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.88             --                 --           --       (1.10)%
           Highest contract charge 1.25% Class B        $ 9.62             --                 --           --       (1.74)%
           All contract charges                             --            120         $    1,167         0.00%
     2014  Lowest contract charge 1.20% Class B         $ 9.80             --                 --           --       (1.71)%
           Highest contract charge 1.25% Class B        $ 9.79             --                 --           --       (1.81)%
           All contract charges                             --             57         $      560         0.00%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.97             --                 --           --       (0.20)%
           Highest contract charge 1.25% Class B (g)    $ 9.97             --                 --           --       (0.20)%
           All contract charges                             --             23         $      229         0.00%
AXA/AB Small Cap Growth
     2015  Lowest contract charge 0.65% Class A         $16.68             --                 --           --       (3.53)%
           Highest contract charge 1.70% Class A        $20.67             --                 --           --       (4.57)%
           All contract charges                             --          1,447         $   30,413         0.05%
     2014  Lowest contract charge 0.65% Class A         $17.29             --                 --           --        2.86%
           Highest contract charge 1.70% Class A        $21.66             --                 --           --        1.83%
           All contract charges                             --          1,187         $   26,079         0.07%
2013 (ae)  Lowest contract charge 0.65% Class A         $16.81             --                 --           --       37.34%
           Highest contract charge 1.70% Class A        $21.27             --                 --           --       35.82%
           All contract charges                             --            980         $   21,064         0.06%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $15.86             --                 --           --        1.47%
           Highest contract charge 1.70% Class A (d)    $15.66             --                 --           --        1.16%
           All contract charges                             --            152         $    2,377         0.57%
2012 (ad)  Lowest contract charge 0.65% Class A         $12.24             --                 --           --       14.82%
           Highest contract charge 1.70% Class A        $15.66             --                 --           --       13.64%
           All contract charges                             --            407         $    6,446         0.22%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.66             --                 --           --       (4.65)%
           Highest contract charge 1.70% Class A        $13.78             --                 --           --       (2.13)%
           All contract charges                             --            258         $    3,572           --
AXA/AB Small Cap Growth
     2015  Lowest contract charge 0.30% Class B (g)     $10.36             --                 --           --       (3.18)%
           Highest contract charge 1.70% Class B        $28.03             --                 --           --       (4.56)%
           All contract charges                             --            913         $   17,098         0.05%
     2014  Lowest contract charge 1.20% Class B         $10.58             --                 --           --        2.32%
           Highest contract charge 1.70% Class B        $29.37             --                 --           --        1.80%
           All contract charges                             --            741         $   15,872         0.07%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.34             --                 --           --        4.23%
           Highest contract charge 1.70% Class B        $28.85             --                 --           --       35.83%
           All contract charges                             --            486         $   12,294         0.06%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB Small Cap Growth (Continued)
2012 (ad)  Lowest contract charge 0.95% Class B         $23.92            --                 --            --       14.45%
           Highest contract charge 1.90% Class B        $20.57            --                 --            --       13.40%
           All contract charges                             --        23,849           $463,084          0.22%
2011 (ad)  Lowest contract charge 0.95% Class B         $20.90            --                 --            --       (1.55)%
           Highest contract charge 1.90% Class B        $18.14            --                 --            --       (2.53)%
           All contract charges                             --        25,346           $432,523            --
AXA/DoubleLine Opportunistic Core Plus Bond
     2015  Lowest contract charge 1.10% Class B (v)     $ 9.80            --                 --            --       (1.90)%
           Highest contract charge 1.70% Class B (u)    $ 9.72            --                 --            --       (2.99)%
           All contract charges                             --           163           $  1,588          4.54%
AXA/Franklin Balanced Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $13.98            --                 --            --       (4.25)%
           Highest contract charge 1.70% Class A        $13.63            --                 --            --       (4.69)%
           All contract charges                             --           263           $  3,656          2.29%
     2014  Lowest contract charge 1.30% Class A         $14.60            --                 --            --        4.81%
           Highest contract charge 1.70% Class A        $14.30            --                 --            --        4.38%
           All contract charges                             --           268           $  3,905          2.50%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.93            --                 --            --       13.07%
           Highest contract charge 1.70% Class A        $13.70            --                 --            --       12.66%
           All contract charges                             --           213           $  2,948          2.60%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.32            --                 --            --        3.79%
           Highest contract charge 1.70% Class A (d)    $12.16            --                 --            --        3.49%
           All contract charges                             --            32           $    397          9.85%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.32            --                 --            --        9.80%
           Highest contract charge 1.70% Class A        $12.16            --                 --            --        9.25%
           All contract charges                             --           133           $  1,638          3.26%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.22            --                 --            --       (0.97)%
           Highest contract charge 1.70% Class A        $11.13            --                 --            --       (1.33)%
           All contract charges                             --            93           $  1,047          3.36%
AXA/Franklin Balanced Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $12.31            --                 --            --       (4.35)%
           Highest contract charge 1.70% Class B        $11.86            --                 --            --       (4.66)%
           All contract charges                             --           421           $  5,107          2.29%
     2014  Lowest contract charge 1.30% Class B         $12.87            --                 --            --        4.89%
           Highest contract charge 1.70% Class B        $12.44            --                 --            --        4.45%
           All contract charges                             --           445           $  5,631          2.50%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.27            --                 --            --       13.09%
           Highest contract charge 1.70% Class B        $11.91            --                 --            --       12.57%
           All contract charges                             --           397           $  4,815          2.60%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.10            --                 --            --       10.23%
           Highest contract charge 1.80% Class B        $10.51            --                 --            --        9.25%
           All contract charges                             --        58,584           $627,808          3.26%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.07            --                 --            --       (0.89)%
           Highest contract charge 1.80% Class B        $ 9.62            --                 --            --       (1.74)%
           All contract charges                             --        53,542           $523,704          3.36%
AXA/Franklin Small Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $16.82            --                 --            --       (7.79)%
           Highest contract charge 1.70% Class A        $16.41            --                 --            --       (8.12)%
           All contract charges                             --           153           $  2,567          0.23%
     2014  Lowest contract charge 1.30% Class A         $18.24            --                 --            --        0.83%
           Highest contract charge 1.70% Class A        $17.86            --                 --            --        0.39%
           All contract charges                             --           171           $  3,093          0.02%
2013 (ae)  Lowest contract charge 1.30% Class A         $18.09            --                 --            --       34.90%
           Highest contract charge 1.70% Class A        $17.79            --                 --            --       34.37%
           All contract charges                             --           230           $  4,119          0.12%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/Franklin Small Cap Value Managed Volatility (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.41             --                 --           --         5.18%
           Highest contract charge 1.70% Class A (d)    $13.24             --                 --           --         4.91%
           All contract charges                             --             27         $      362         1.79%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.41             --                 --           --        15.31%
           Highest contract charge 1.70% Class A        $13.24             --                 --           --        14.83%
           All contract charges                             --            163         $    2,174         0.70%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.63             --                 --           --       (10.54)%
           Highest contract charge 1.70% Class A        $11.53             --                 --           --       (10.90)%
           All contract charges                             --            170         $    1,967         0.14%
AXA/Franklin Small Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $12.86             --                 --           --        (7.75)%
           Highest contract charge 1.70% Class B        $12.38             --                 --           --        (8.09)%
           All contract charges                             --            608         $    7,652         0.23%
     2014  Lowest contract charge 1.30% Class B         $13.94             --                 --           --         0.87%
           Highest contract charge 1.70% Class B        $13.47             --                 --           --         0.37%
           All contract charges                             --            603         $    8,255         0.02%
2013 (ae)  Lowest contract charge 1.30% Class B         $13.82             --                 --           --        34.83%
           Highest contract charge 1.70% Class B        $13.42             --                 --           --        34.33%
           All contract charges                             --            510         $    6,962         0.12%
2012 (ad)  Lowest contract charge 1.20% Class B         $10.31             --                 --           --        15.32%
           Highest contract charge 1.70% Class B        $ 9.99             --                 --           --        14.83%
           All contract charges                             --         13,174         $  133,342         0.70%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 8.94             --                 --           --       (10.60)%
           Highest contract charge 1.90% Class B        $ 8.60             --                 --           --       (11.34)%
           All contract charges                             --         14,016         $  123,318         0.14%
AXA/Franklin Templeton Allocation Managed Volatility
     2015  Lowest contract charge 0.65% Class A (a)     $13.61             --                 --           --        (3.48)%
           Highest contract charge 1.70% Class A        $14.18             --                 --           --        (4.45)%
           All contract charges                             --            575         $    8,293         1.28%
     2014  Lowest contract charge 1.30% Class A         $15.16             --                 --           --         4.12%
           Highest contract charge 1.70% Class A        $14.84             --                 --           --         3.63%
           All contract charges                             --            431         $    6,475         1.96%
2013 (ae)  Lowest contract charge 1.30% Class A         $14.56             --                 --           --        21.74%
           Highest contract charge 1.70% Class A        $14.32             --                 --           --        21.25%
           All contract charges                             --            242         $    3,504         1.27%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.96             --                 --           --         4.91%
           Highest contract charge 1.65% Class A (d)    $11.83             --                 --           --         4.69%
           All contract charges                             --             30         $      354         5.82%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.96             --                 --           --        13.15%
           Highest contract charge 1.70% Class A        $11.81             --                 --           --        12.80%
           All contract charges                             --            101         $    1,186         1.75%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.57             --                 --           --        (5.37)%
           Highest contract charge 1.70% Class A        $10.47             --                 --           --        (5.85)%
           All contract charges                             --             89         $      940         1.78%
AXA/Franklin Templeton Allocation Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $10.63             --                 --           --        (4.06)%
           Highest contract charge 1.70% Class B        $10.27             --                 --           --        (4.38)%
           All contract charges                             --            513         $    5,380         1.28%
     2014  Lowest contract charge 1.30% Class B         $11.08             --                 --           --         4.14%
           Highest contract charge 1.70% Class B        $10.74             --                 --           --         3.67%
           All contract charges                             --            504         $    5,525         1.96%
2013 (ae)  Lowest contract charge 1.30% Class B         $10.64             --                 --           --        21.60%
           Highest contract charge 1.70% Class B        $10.36             --                 --           --        21.17%
           All contract charges                             --            456         $    4,799         1.27%
2012 (ad)  Lowest contract charge 1.15% Class B         $ 8.82             --                 --           --        13.37%
           Highest contract charge 1.70% Class B        $ 8.55             --                 --           --        12.80%
           All contract charges                             --        146,245         $1,264,387         1.75%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/Franklin Templeton Allocation Managed Volatility (Continued)
2011 (ad)  Lowest contract charge 1.15% Class B         $ 7.78             --                 --           --       (5.58)%
           Highest contract charge 1.90% Class B        $ 7.51             --                 --           --       (6.24)%
           All contract charges                             --        158,716         $1,214,424         1.78%
AXA/Goldman Sachs Strategic Allocation
     2015  Lowest contract charge 1.30% Class B (u)     $ 9.60             --                 --           --       (4.19)%
           Highest contract charge 1.70% Class B (u)    $ 9.58             --                 --           --       (4.39)%
           All contract charges                             --         11,556         $  110,896         0.32%
AXA/Invesco Strategic Allocation
     2015  Lowest contract charge 1.30% Class B (u)     $ 9.50             --                 --           --       (4.33)%
           Highest contract charge 1.70% Class B (u)    $ 9.47             --                 --           --       (4.63)%
           All contract charges                             --          6,921         $   65,722         0.16%
AXA/Loomis Sayles Growth
     2015  Lowest contract charge 1.30% Class A         $18.31             --                 --           --       10.10%
           Highest contract charge 1.70% Class A        $17.86             --                 --           --        9.64%
           All contract charges                             --            944         $   17,189         0.14%
     2014  Lowest contract charge 1.30% Class A         $16.63             --                 --           --        6.40%
           Highest contract charge 1.70% Class A        $16.29             --                 --           --        5.99%
           All contract charges                             --            833         $   13,769         0.12%
2013 (ae)  Lowest contract charge 1.30% Class A         $15.63             --                 --           --       25.54%
           Highest contract charge 1.70% Class A        $15.37             --                 --           --       25.06%
           All contract charges                             --            815         $   12,676         0.86%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.45             --                 --           --        1.14%
           Highest contract charge 1.70% Class A (d)    $12.29             --                 --           --        0.82%
           All contract charges                             --             82         $    1,019         1.86%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.45             --                 --           --       11.16%
           Highest contract charge 1.70% Class A        $12.29             --                 --           --       10.72%
           All contract charges                             --            664         $    8,235         0.84%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.20             --                 --           --       (1.82)%
           Highest contract charge 1.70% Class A        $11.10             --                 --           --        1.37%
           All contract charges                             --            665         $    7,428         0.52%
AXA/Loomis Sayles Growth
     2015  Lowest contract charge 1.10% Class B (u)     $10.26             --                 --           --        3.64%
           Highest contract charge 1.70% Class B        $17.20             --                 --           --        9.62%
           All contract charges                             --            262         $    3,907         0.14%
     2014  Lowest contract charge 1.20% Class B         $11.16             --                 --           --        6.49%
           Highest contract charge 1.70% Class B        $15.69             --                 --           --        6.01%
           All contract charges                             --            179         $    2,603         0.12%
2013 (ae)  Lowest contract charge 1.30% Class B         $14.94             --                 --           --       25.65%
           Highest contract charge 1.70% Class B        $14.80             --                 --           --       25.11%
           All contract charges                             --            141         $    2,105         0.86%
2012 (ad)  Lowest contract charge 1.20% Class B         $ 6.09             --                 --           --       11.13%
           Highest contract charge 1.80% Class B        $ 5.59             --                 --           --       10.47%
           All contract charges                             --         33,604         $  164,631         0.84%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 5.48             --                 --           --        1.67%
           Highest contract charge 1.90% Class B        $ 4.99             --                 --           --        0.81%
           All contract charges                             --         34,861         $  153,640         0.52%
AXA/Mutual Large Cap Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $16.09             --                 --           --       (3.65)%
           Highest contract charge 1.70% Class A        $15.69             --                 --           --       (4.04)%
           All contract charges                             --             72         $    1,139         2.01%
     2014  Lowest contract charge 1.30% Class A         $16.70             --                 --           --        8.30%
           Highest contract charge 1.70% Class A        $16.35             --                 --           --        7.85%
           All contract charges                             --             76         $    1,232         2.03%
2013 (ae)  Lowest contract charge 1.30% Class A         $15.42             --                 --           --       27.54%
           Highest contract charge 1.70% Class A        $15.16             --                 --           --       27.07%
           All contract charges                             --             76         $    1,172         0.71%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/Mutual Large Cap Equity Managed Volatility (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.09            --                 --            --        3.51%
           Highest contract charge 1.70% Class A (d)    $11.93            --                 --            --        3.20%
           All contract charges                             --             4           $     49          2.13%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.09            --                 --            --       12.78%
           Highest contract charge 1.70% Class A        $11.93            --                 --            --       12.23%
           All contract charges                             --            84           $  1,023          1.34%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.72            --                 --            --       (5.47)%
           Highest contract charge 1.70% Class A        $10.63            --                 --            --       (5.85)%
           All contract charges                             --            77           $    816          0.90%
AXA/Mutual Large Cap Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $12.67            --                 --            --       (3.65)%
           Highest contract charge 1.70% Class B        $12.20            --                 --            --       (4.09)%
           All contract charges                             --           218           $  2,713          2.01%
     2014  Lowest contract charge 1.30% Class B         $13.15            --                 --            --        8.23%
           Highest contract charge 1.70% Class B        $12.72            --                 --            --        7.89%
           All contract charges                             --           201           $  2,588          2.03%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.15            --                 --            --       27.63%
           Highest contract charge 1.70% Class B (e)    $11.79            --                 --            --       18.61%
           All contract charges                             --           155           $  1,865          0.71%
2012 (ad)  Lowest contract charge 0.95% Class B         $ 9.74            --                 --            --       13.12%
           Highest contract charge 1.80% Class B        $ 9.22            --                 --            --       12.17%
           All contract charges                             --        20,477           $192,474          1.34%
2011 (ad)  Lowest contract charge 0.95% Class B         $ 8.61            --                 --            --       (5.38)%
           Highest contract charge 1.80% Class B        $ 8.22            --                 --            --       (6.16)%
           All contract charges                             --        23,086           $192,936          0.90%
AXA/Templeton Global Equity Managed Volatility
     2015  Lowest contract charge 0.30% Class A         $13.96            --                 --            --       (3.86)%
           Highest contract charge 1.70% Class A        $13.61            --                 --            --       (4.29)%
           All contract charges                             --           236           $  3,279          0.00%
     2014  Lowest contract charge 0.30% Class A         $14.52            --                 --            --       (0.27)%
           Highest contract charge 1.70% Class A        $14.22            --                 --            --       (0.63)%
           All contract charges                             --           263           $  3,814          1.55%
2013 (ae)  Lowest contract charge 1.30% Class A         $14.56            --                 --            --       25.30%
           Highest contract charge 1.70% Class A        $14.31            --                 --            --       24.76%
           All contract charges                             --           250           $  3,628          0.87%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.62            --                 --            --        7.89%
           Highest contract charge 1.65% Class A (d)    $11.49            --                 --            --        7.69%
           All contract charges                             --            49           $    564          3.60%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.62            --                 --            --       17.85%
           Highest contract charge 1.70% Class A        $11.47            --                 --            --       17.28%
           All contract charges                             --           156           $  1,810          1.34%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 9.86            --                 --            --       (9.29)%
           Highest contract charge 1.70% Class A        $ 9.78            --                 --            --       (9.61)%
           All contract charges                             --           144           $  1,418          1.77%
AXA/Templeton Global Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $10.07            --                 --            --       (2.89)%
           Highest contract charge 1.70% Class B        $10.68            --                 --            --       (4.30)%
           All contract charges                             --         1,295           $ 13,927          0.00%
     2014  Lowest contract charge 1.30% Class B         $10.37            --                 --            --        0.78%
           Highest contract charge 1.70% Class B        $11.16            --                 --            --       (0.62)%
           All contract charges                             --         1,232           $ 13,865          1.55%
2013 (ae)  Lowest contract charge 1.30% Class B         $11.57            --                 --            --       25.35%
           Highest contract charge 1.70% Class B        $11.23            --                 --            --       24.78%
           All contract charges                             --           955           $ 10,886          0.87%
2012 (ad)  Lowest contract charge 0.95% Class B         $ 9.44            --                 --            --       18.15%
           Highest contract charge 1.80% Class B        $ 8.94            --                 --            --       17.17%
           All contract charges                             --        21,501           $196,029          1.34%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
AXA/Templeton Global Equity Managed Volatility (Continued)
2011 (ad)  Lowest contract charge 0.95% Class B           $ 7.99            --                 --            --       (9.20)%
           Highest contract charge 1.80% Class B          $ 7.63            --                 --            --       (9.92)%
           All contract charges                               --        21,852           $169,531          1.77%
BlackRock Global Allocation V.I. Fund
     2015  Lowest contract charge 0.30% Class III         $10.25            --                 --            --       (1.35)%
           Highest contract charge 1.70% Class III        $12.27            --                 --            --       (2.70)%
           All contract charges                               --         8,262           $ 97,493          1.11%
     2014  Lowest contract charge 0.30% Class III         $10.39            --                 --            --        1.66%
           Highest contract charge 1.70% Class III        $12.61            --                 --            --        0.24%
           All contract charges                               --         6,696           $ 83,065          2.52%
2013 (ae)  Lowest contract charge 0.65% Class III         $11.94            --                 --            --       13.61%
           Highest contract charge 1.70% Class III        $12.58            --                 --            --       12.42%
           All contract charges                               --         5,103           $ 64,719          1.20%
2012 (ac)  Lowest contract charge 1.30% Class III (d)     $11.33            --                 --            --        2.16%
           Highest contract charge 1.70% Class III (d)    $11.19            --                 --            --        1.91%
           All contract charges                               --           680           $  7,678          3.42%
2012 (ad)  Lowest contract charge 0.65% Class III         $10.51            --                 --            --        9.25%
           Highest contract charge 1.70% Class III        $11.19            --                 --            --        8.12%
           All contract charges                               --         3,309           $     37          1.52%
2011 (ad)  Lowest contract charge 0.65% Class III (a)     $ 9.62            --                 --            --       (5.59)%
           Highest contract charge 1.70% Class III        $10.35            --                 --            --       (5.31)%
           All contract charges                               --         2,891           $ 30,083          3.14%
BlackRock Global Opportunities V.I. Fund
     2015  Lowest contract charge 0.30% Class III         $ 9.99            --                 --            --        0.10%
           Highest contract charge 1.25% Class III        $ 9.78            --                 --            --       (0.81)%
           All contract charges                               --           270           $  2,630          1.19%
     2014  Lowest contract charge 0.30% Class III         $ 9.98            --                 --            --       (4.68)%
           Highest contract charge 1.25% Class III        $ 9.86            --                 --            --       (5.65)%
           All contract charges                               --           144           $  1,430          1.36%
     2013  Lowest contract charge 1.20% Class III (g)     $10.45            --                 --            --        5.03%
           Highest contract charge 1.25% Class III (g)    $10.45            --                 --            --        5.03%
           All contract charges                               --             3           $     27          0.17%
BlackRock Large Cap Growth V.I. Fund
     2015  Lowest contract charge 0.65% Class III         $18.43            --                 --            --        1.82%
           Highest contract charge 1.70% Class III        $19.54            --                 --            --        0.77%
           All contract charges                               --         1,580           $ 31,474          0.39%
     2014  Lowest contract charge 0.65% Class III         $18.10            --                 --            --       13.27%
           Highest contract charge 1.70% Class III        $19.39            --                 --            --       12.02%
           All contract charges                               --         1,264           $ 24,892          0.46%
2013 (ae)  Lowest contract charge 0.65% Class III         $15.98            --                 --            --       32.72%
           Highest contract charge 1.70% Class III        $17.31            --                 --            --       31.34%
           All contract charges                               --           882           $ 15,474          0.66%
2012 (ac)  Lowest contract charge 1.30% Class III (d)     $13.35            --                 --            --       (1.55)%
           Highest contract charge 1.65% Class III (d)    $13.20            --                 --            --       (1.79)%
           All contract charges                               --            88           $  1,179          2.94%
2012 (ad)  Lowest contract charge 0.65% Class III         $12.04            --                 --            --       14.02%
           Highest contract charge 1.70% Class III        $13.18            --                 --            --       12.84%
           All contract charges                               --           490           $      7          1.21%
2011 (ad)  Lowest contract charge 0.65% Class III (a)     $10.56            --                 --            --       (2.22)%
           Highest contract charge 1.70% Class III        $11.68            --                 --            --        0.60%
           All contract charges                               --           429           $  5,041          0.95%
Charter/SM/ Aggressive Growth
     2015  Lowest contract charge 1.10% Class B (u)       $ 8.93            --                 --            --       (9.71)%
           Highest contract charge 1.25% Class B          $ 9.46            --                 --            --       (6.80)%
           All contract charges                               --           448           $  4,229          0.99%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                        Years Ended December 31,
                                                 --------------------------------------------------------------------
                                                            Units Outstanding Accumulation Unit  Investment    Total
                                                 Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                 ---------- ----------------- ----------------- ------------- --------
Charter/SM/ Aggressive Growth (Continued)
2014  Lowest contract charge 1.20% Class B         $10.16            --                 --            --         0.00%
      Highest contract charge 1.25% Class B        $10.15            --                 --            --        (0.10)%
      All contract charges                             --           302            $ 3,066          1.76%
2013  Lowest contract charge 1.20% Class B (g)     $10.16            --                 --            --         1.80%
      Highest contract charge 1.25% Class B (g)    $10.16            --                 --            --         1.80%
      All contract charges                             --            13            $   130          2.10%
Charter/SM/ Alternative 100 Moderate (aa)(ab)
2015  Lowest contract charge 1.10% Class B (u)     $ 8.67            --                 --            --       (11.44)%
      Highest contract charge 1.65% Class B (q)    $ 8.80            --                 --            --       (12.18)%
      All contract charges                             --           916            $ 7,969          2.32%
2014  Lowest contract charge 1.20% Class B         $ 9.75            --                 --            --        (1.32)%
      Highest contract charge 1.25% Class B        $ 9.74            --                 --            --        (1.42)%
      All contract charges                             --           388            $ 3,780          2.24%
2013  Lowest contract charge 1.20% Class B (g)     $ 9.88            --                 --            --         0.10%
      Highest contract charge 1.25% Class B (g)    $ 9.88            --                 --            --         0.10%
      All contract charges                             --            31            $   309          1.74%
Charter/SM/ Conservative
2015  Lowest contract charge 1.10% Class B (u)     $ 9.48            --                 --            --        (4.63)%
      Highest contract charge 1.25% Class B        $ 9.68            --                 --            --        (3.87)%
      All contract charges                             --         1,788            $17,270          1.75%
2014  Lowest contract charge 1.20% Class B         $10.08            --                 --            --         0.80%
      Highest contract charge 1.25% Class B        $10.07            --                 --            --         0.70%
      All contract charges                             --           945            $ 9,527          2.79%
2013  Lowest contract charge 1.20% Class B (g)     $10.00            --                 --            --         0.30%
      Highest contract charge 1.25% Class B (g)    $10.00            --                 --            --         0.30%
      All contract charges                             --            70            $   700          1.50%
Charter/SM/ Growth
2015  Lowest contract charge 1.10% Class B (u)     $ 9.09            --                 --            --        (8.27)%
      Highest contract charge 1.25% Class B        $ 9.57            --                 --            --        (5.81)%
      All contract charges                             --         1,243            $11,889          1.06%
2014  Lowest contract charge 1.20% Class B         $10.17            --                 --            --         0.49%
      Highest contract charge 1.25% Class B        $10.16            --                 --            --         0.40%
      All contract charges                             --         1,004            $10,199          1.88%
2013  Lowest contract charge 1.20% Class B (g)     $10.12            --                 --            --         1.40%
      Highest contract charge 1.25% Class B (g)    $10.12            --                 --            --         1.40%
      All contract charges                             --           171            $ 1,727          1.54%
Charter/SM/ Income Strategies
2015  Lowest contract charge 1.10% Class B (u)     $ 9.36            --                 --            --        (5.45)%
      Highest contract charge 1.25% Class B        $ 9.82            --                 --            --        (4.57)%
      All contract charges                             --           300            $ 2,938          2.37%
2014  Lowest contract charge 1.20% Class B         $10.30            --                 --            --         3.31%
      Highest contract charge 1.25% Class B        $10.29            --                 --            --         3.21%
      All contract charges                             --           242            $ 2,490          3.58%
2013  Lowest contract charge 1.20% Class B (g)     $ 9.97            --                 --            --         0.10%
      Highest contract charge 1.25% Class B (g)    $ 9.97            --                 --            --         0.10%
      All contract charges                             --             2            $    22          2.30%
Charter/SM/ Interest Rate Strategies
2015  Lowest contract charge 1.10% Class B (u)     $ 9.25            --                 --            --        (6.47)%
      Highest contract charge 1.25% Class B        $ 9.52            --                 --            --        (5.74)%
      All contract charges                             --           459            $ 4,368          1.61%
2014  Lowest contract charge 1.20% Class B (h)     $10.11            --                 --            --         1.30%
      Highest contract charge 1.25% Class B (h)    $10.10            --                 --            --         1.20%
      All contract charges                             --           444            $ 4,489          3.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
Charter/SM/ International Moderate (y)(z)
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.17            --                 --            --        (6.71)%
           Highest contract charge 1.65% Class B        $ 9.30            --                 --            --        (7.46)%
           All contract charges                             --           243           $  2,215          2.09%
     2014  Lowest contract charge 1.20% Class B         $ 9.75            --                 --            --        (1.52)%
           Highest contract charge 1.25% Class B        $ 9.74            --                 --            --        (1.62)%
           All contract charges                             --            84           $    815          3.08%
     2013  Lowest contract charge 1.25% Class B (g)     $ 9.90            --                 --            --         0.30%
           Highest contract charge 1.25% Class B (g)    $ 9.90            --                 --            --         0.30%
           All contract charges                             --            --           $      2          1.50%
Charter/SM/ Moderate
     2015  Lowest contract charge 0.30% Class B (g)     $ 9.89            --                 --            --        (3.32)%
           Highest contract charge 1.70% Class B (q)    $ 9.45            --                 --            --        (6.16)%
           All contract charges                             --         2,049           $ 19,789          1.48%
     2014  Lowest contract charge 1.20% Class B         $10.12            --                 --            --         0.60%
           Highest contract charge 1.25% Class B        $10.11            --                 --            --         0.50%
           All contract charges                             --         1,347           $ 13,626          2.50%
     2013  Lowest contract charge 1.20% Class B (g)     $10.06            --                 --            --         0.80%
           Highest contract charge 1.25% Class B (g)    $10.06            --                 --            --         0.80%
           All contract charges                             --            44           $    446          1.57%
Charter/SM/ Moderate Growth
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.27            --                 --            --        (6.65)%
           Highest contract charge 1.65% Class B        $ 9.40            --                 --            --        (6.75)%
           All contract charges                             --         1,739           $ 16,803          1.58%
     2014  Lowest contract charge 1.20% Class B         $10.18            --                 --            --         0.69%
           Highest contract charge 1.25% Class B        $10.17            --                 --            --         0.59%
           All contract charges                             --           850           $  8,641          2.28%
     2013  Lowest contract charge 1.20% Class B (g)     $10.11            --                 --            --         1.30%
           Highest contract charge 1.25% Class B (g)    $10.11            --                 --            --         1.30%
           All contract charges                             --            38           $    380          1.83%
Charter/SM/ Multi-Sector Bond
     2015  Lowest contract charge 1.30% Class B         $11.38            --                 --            --        (1.90)%
           Highest contract charge 1.70% Class B        $26.70            --                 --            --        (2.31)%
           All contract charges                             --           192           $  2,406          1.49%
     2014  Lowest contract charge 1.30% Class B         $11.60            --                 --            --         1.05%
           Highest contract charge 1.70% Class B        $27.33            --                 --            --         0.63%
           All contract charges                             --           209           $  2,730          2.51%
2013 (ae)  Lowest contract charge 1.30% Class B         $11.48            --                 --            --        (2.21)%
           Highest contract charge 1.70% Class B        $27.16            --                 --            --        (2.55)%
           All contract charges                             --           218           $  2,823          3.77%
2012 (ad)  Lowest contract charge 0.95% Class B         $33.96            --                 --            --         4.33%
           Highest contract charge 1.90% Class B        $26.43            --                 --            --         3.32%
           All contract charges                             --        39,559           $646,802          2.34%
2011 (ad)  Lowest contract charge 0.95% Class B         $32.55            --                 --            --         4.09%
           Highest contract charge 1.90% Class B        $25.58            --                 --            --         3.06%
           All contract charges                             --        38,474           $614,218          3.81%
Charter/SM/ Real Assets
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.55            --                 --            --       (12.40)%
           Highest contract charge 1.30% Class B        $ 8.67            --                 --            --       (13.21)%
           All contract charges                             --            76           $    648          0.85%
     2014  Lowest contract charge 1.20% Class B (h)     $ 9.58            --                 --            --        (1.24)%
           Highest contract charge 1.25% Class B (h)    $ 9.58            --                 --            --        (1.14)%
           All contract charges                             --            91           $    869          2.86%
Charter/SM/ Small Cap Growth
     2015  Lowest contract charge 0.30% Class B         $ 9.62            --                 --            --        (6.33)%
           Highest contract charge 1.70% Class B        $ 9.58            --                 --            --        (7.71)%
           All contract charges                             --         1,003           $  7,879          0.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
Charter/SM/ Small Cap Growth (Continued)
     2014  Lowest contract charge 0.30% Class B          $10.27            --                 --            --        (2.93)%
           Highest contract charge 1.70% Class B         $10.38            --                 --            --        (4.24)%
           All contract charges                              --           892           $  7,627          0.00%
2013 (ae)  Lowest contract charge 1.30% Class B          $ 6.64            --                 --            --        45.93%
           Highest contract charge 1.70% Class B         $10.84            --                 --            --        45.31%
           All contract charges                              --           738           $  6,370          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B          $ 8.30            --                 --            --        10.23%
           Highest contract charge 1.80% Class B         $ 7.35            --                 --            --         9.38%
           All contract charges                              --        26,202           $179,471          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B          $ 7.53            --                 --            --       (16.43)%
           Highest contract charge 1.80% Class B         $ 6.72            --                 --            --       (17.24)%
           All contract charges                              --        28,274           $177,376            --
Charter/SM/ Small Cap Value
     2015  Lowest contract charge 1.10% Class B (u)      $ 8.47            --                 --            --       (14.27)%
           Highest contract charge 1.70% Class B         $17.99            --                 --            --       (14.62)%
           All contract charges                              --         1,317           $ 20,338          0.87%
     2014  Lowest contract charge 1.20% Class B          $ 9.81            --                 --            --        (6.21)%
           Highest contract charge 1.70% Class B         $21.07            --                 --            --        (6.73)%
           All contract charges                              --           731           $ 12,106          0.19%
2013 (ae)  Lowest contract charge 1.20% Class B (g)      $10.46            --                 --            --         4.70%
           Highest contract charge 1.70% Class B         $22.59            --                 --            --        40.31%
           All contract charges                              --           584           $ 11,411          0.75%
2012 (ac)  Lowest contract charge 1.30% Class B (d)      $12.93            --                 --            --         3.94%
           Highest contract charge 1.65% Class B (d)     $12.55            --                 --            --         3.72%
           All contract charges                              --             9           $    117          1.05%
2012 (ad)  Lowest contract charge 0.95% Class B          $18.04            --                 --            --        15.64%
           Highest contract charge 1.90% Class B         $15.61            --                 --            --        14.53%
           All contract charges                              --        26,271           $381,733          0.57%
2011 (ad)  Lowest contract charge 0.95% Class B          $15.60            --                 --            --        (9.88)%
           Highest contract charge 1.90% Class B         $13.63            --                 --            --       (10.74)%
           All contract charges                              --        28,939           $365,540          0.07%
ClearBridge Variable Aggressive Growth Portfolio
     2015  Lowest contract charge 1.10% Class II (u)     $ 9.25            --                 --            --        (8.87)%
           Highest contract charge 1.70% Class II        $10.22            --                 --            --        (3.68)%
           All contract charges                              --         4,018           $ 41,163          0.11%
     2014  Lowest contract charge 1.20% Class II (i)     $10.64            --                 --            --         6.93%
           Highest contract charge 1.70% Class II (i)    $10.61            --                 --            --         6.63%
           All contract charges                              --         1,072           $ 11,398          0.00%
ClearBridge Variable Appreciation Portfolio
     2015  Lowest contract charge 1.30 % Class II (q)    $ 9.90            --                 --            --        (1.69)%
           Highest contract charge 1.70% Class II (q)    $ 9.86            --                 --            --        (2.09)%
           All contract charges                              --           456           $  4,512          2.35%
ClearBridge Variable Dividend Strategy Portfolio
     2015  Lowest contract charge 1.10% Class II (u)     $ 9.46            --                 --            --        (4.64)%
           Highest contract charge 1.70% Class II        $ 9.92            --                 --            --        (6.06)%
           All contract charges                              --         1,198           $ 11,927          2.27%
     2014  Lowest contract charge 1.20% Class II (i)     $10.59            --                 --            --         6.54%
           Highest contract charge 1.70% Class II (i)    $10.56            --                 --            --         6.24%
           All contract charges                              --           286           $  3,032          4.46%
ClearBridge Variable Mid Cap Core Portfolio
     2015  Lowest contract charge 1.30 % Class II (q)    $ 9.86            --                 --            --        (3.14)%
           Highest contract charge 1.70% Class II (q)    $ 9.82            --                 --            --        (3.54)%
           All contract charges                              --           229           $  2,255          0.04%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Delaware VIP(R) Diversified Income Series
     2015  Lowest contract charge 0.30% Service Class (g)     $10.25            --                 --            --
           Highest contract charge 1.25% Service Class        $10.04            --                 --            --
           All contract charges                                   --           990           $  9,912          2.62%
     2014  Lowest contract charge 1.20% Service Class         $10.31            --                 --            --
           Highest contract charge 1.25% Service Class        $10.31            --                 --            --
           All contract charges                                   --           588           $  6,060          0.88%
     2013  Lowest contract charge 1.20 Service Class (g)      $ 9.94            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $ 9.94            --                 --            --
           All contract charges                                   --            15           $    144          0.00%
Delaware VIP(R) Emerging Markets Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 7.86            --                 --            --
           Highest contract charge 1.25% Service Class        $ 7.47            --                 --            --
           All contract charges                                   --           105           $    790          0.52%
     2014  Lowest contract charge 1.20% Service Class         $ 8.88            --                 --            --
           Highest contract charge 1.25% Service Class        $ 8.88            --                 --            --
           All contract charges                                   --            60           $    537          0.25%
     2013  Lowest contract charge 1.20% Service Class (g)     $ 9.80            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $ 9.80            --                 --            --
           All contract charges                                   --             5           $     46          0.00%
Delaware VIP(R) Limited-Term Diversified Income Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 9.87            --                 --            --
           Highest contract charge 1.25% Service Class        $ 9.95            --                 --            --
           All contract charges                                   --           637           $  6,330          1.46%
     2014  Lowest contract charge 1.20% Service Class         $10.02            --                 --            --
           Highest contract charge 1.25% Service Class        $10.01            --                 --            --
           All contract charges                                   --           429           $  4,300          1.57%
     2013  Lowest contract charge 1.25% Service Class (g)     $ 9.98            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $ 9.98            --                 --            --
           All contract charges                                   --            --           $     --          0.00%
Eaton Vance VT Floating-Rate Income Fund
     2015  Lowest contract charge 0.30% Initial Class (g)     $ 9.98            --                 --            --
           Highest contract charge 1.70% Initial Class (q)    $ 9.68            --                 --            --
           All contract charges                                   --         1,245           $ 12,125          3.34%
     2014  Lowest contract charge 1.20% Initial Class         $10.00            --                 --            --
           Highest contract charge 1.25% Initial Class        $ 9.99            --                 --            --
           All contract charges                                   --           566           $  5,664          3.17%
     2013  Lowest contract charge 1.20% Initial Class (g)     $10.05            --                 --            --
           Highest contract charge 1.25% Initial Class (g)    $10.05            --                 --            --
           All contract charges                                   --            29           $    290          0.48%
EQ/BlackRock Basic Value Equity
     2015  Lowest contract charge 0.65% Class A               $15.86            --                 --            --
           Highest contract charge 1.70% Class A              $16.46            --                 --            --
           All contract charges                                   --         6,479           $108,583          1.38%
     2014  Lowest contract charge 0.65% Class A               $17.01            --                 --            --
           Highest contract charge 1.70% Class A              $17.85            --                 --            --
           All contract charges                                   --         5,944           $107,665          1.22%
2013 (ae)  Lowest contract charge 0.65% Class A               $15.60            --                 --            --
           Highest contract charge 1.70% Class A              $16.55            --                 --            --
           All contract charges                                   --         4,625           $ 77,441          1.90%
2012 (ac)  Lowest contract charge 1.30% Class A (d)           $12.38            --                 --            --
           Highest contract charge 1.70% Class A (d)          $12.22            --                 --            --
           All contract charges                                   --           574           $  7,070          3.26%
2012 (ad)  Lowest contract charge 0.65% Class A               $11.40            --                 --            --
           Highest contract charge 1.70% Class A              $12.22            --                 --            --
           All contract charges                                   --         2,719           $ 33,523          1.53%

--------
 Total
Return**
--------

Lowest contract charge 0.30% Service Class (g)     (1.63)%
Highest contract charge 1.25% Service Class        (2.62)%
All contract charges
Lowest contract charge 1.20% Service Class          3.72%
Highest contract charge 1.25% Service Class         3.72%
All contract charges
Lowest contract charge 1.20 Service Class (g)      (0.10)%
Highest contract charge 1.25% Service Class (g)    (0.10)%
All contract charges

Lowest contract charge 1.10% Service Class (u)    (18.30)%
Highest contract charge 1.25% Service Class       (15.88)%
All contract charges
Lowest contract charge 1.20% Service Class         (9.39)%
Highest contract charge 1.25% Service Class        (9.39)%
All contract charges
Lowest contract charge 1.20% Service Class (g)      0.72%
Highest contract charge 1.25% Service Class (g)     0.72%
All contract charges

Lowest contract charge 1.10% Service Class (u)     (1.00)%
Highest contract charge 1.25% Service Class        (0.60)%
All contract charges
Lowest contract charge 1.20% Service Class          0.40%
Highest contract charge 1.25% Service Class         0.30%
All contract charges
Lowest contract charge 1.25% Service Class (g)     (0.10)%
Highest contract charge 1.25% Service Class (g)    (0.10)%
All contract charges

Lowest contract charge 0.30% Initial Class (g)     (1.29)%
Highest contract charge 1.70% Initial Class (q)    (3.68)%
All contract charges
Lowest contract charge 1.20% Initial Class         (0.50)%
Highest contract charge 1.25% Initial Class        (0.60)%
All contract charges
Lowest contract charge 1.20% Initial Class (g)      0.20%
Highest contract charge 1.25% Initial Class (g)     0.20%
All contract charges

Lowest contract charge 0.65% Class A               (6.76)%
Highest contract charge 1.70% Class A              (7.79)%
All contract charges
Lowest contract charge 0.65% Class A                9.04%
Highest contract charge 1.70% Class A               7.85%
All contract charges
Lowest contract charge 0.65% Class A               36.84%
Highest contract charge 1.70% Class A              35.43%
All contract charges
Lowest contract charge 1.30% Class A (d)            1.39%
Highest contract charge 1.70% Class A (d)           1.08%
All contract charges
Lowest contract charge 0.65% Class A               12.87%
Highest contract charge 1.70% Class A              11.70%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/BlackRock Basic Value Equity (Continued)
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.10            --                 --            --        (6.57)%
           Highest contract charge 1.70% Class A        $10.94            --                 --            --        (4.54)%
           All contract charges                             --         2,342           $ 25,770          1.26%
EQ/BlackRock Basic Value Equity
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.90            --                 --            --       (10.73)%
           Highest contract charge 1.25% Class B        $10.48            --                 --            --        (7.26)%
           All contract charges                             --         1,014           $ 10,445          1.38%
     2014  Lowest contract charge 1.20% Class B         $11.31            --                 --            --         8.33%
           Highest contract charge 1.25% Class B        $11.30            --                 --            --         8.34%
           All contract charges                             --           615           $  6,959          1.22%
     2013  Lowest contract charge 1.20% Class B (g)     $10.44            --                 --            --         3.06%
           Highest contract charge 1.25% Class B (g)    $10.43            --                 --            --         2.96%
           All contract charges                             --            45           $    475          1.90%
EQ/Boston Advisors Equity Income
     2015  Lowest contract charge 1.30% Class A         $18.01            --                 --            --        (2.96)%
           Highest contract charge 1.70% Class A        $17.57            --                 --            --        (3.36)%
           All contract charges                             --         1,127           $ 20,140          1.63%
     2014  Lowest contract charge 1.30% Class A         $18.56            --                 --            --         7.28%
           Highest contract charge 1.70% Class A        $18.18            --                 --            --         6.82%
           All contract charges                             --         1,057           $ 19,484          1.61%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.30            --                 --            --        29.98%
           Highest contract charge 1.70% Class A        $17.02            --                 --            --        29.53%
           All contract charges                             --         1,120           $ 19,272          2.37%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.31            --                 --            --         4.72%
           Highest contract charge 1.70% Class A (d)    $13.14            --                 --            --         4.37%
           All contract charges                             --           231           $  3,057          4.91%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.31            --                 --            --        16.24%
           Highest contract charge 1.70% Class A        $13.14            --                 --            --        15.77%
           All contract charges                             --           439           $  5,807          2.13%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.45            --                 --            --        (1.46)%
           Highest contract charge 1.70% Class A        $11.35            --                 --            --        (1.90)%
           All contract charges                             --           221           $  2,525          1.90%
EQ/Boston Advisors Equity Income
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.69            --                 --            --        (2.91)%
           Highest contract charge 1.70% Class B        $ 8.44            --                 --            --        (3.32)%
           All contract charges                             --         1,336           $  8,448          1.63%
     2014  Lowest contract charge 1.20% Class B         $11.26            --                 --            --         7.44%
           Highest contract charge 1.70% Class B        $ 8.73            --                 --            --         6.72%
           All contract charges                             --         1,303           $  8,344          1.61%
2013 (ae)  Lowest contract charge 1.30% Class B (g)     $10.48            --                 --            --         3.05%
           Highest contract charge 1.70% Class B        $ 8.18            --                 --            --        29.64%
           All contract charges                             --         1,101           $  5,734          2.37%
2012 (ad)  Lowest contract charge 0.95% Class B         $ 7.03            --                 --            --        16.58%
           Highest contract charge 1.90% Class B        $ 6.13            --                 --            --        15.44%
           All contract charges                             --        53,849           $285,945          2.13%
2011 (ad)  Lowest contract charge 0.95% Class B         $ 6.03            --                 --            --        (1.31)%
           Highest contract charge 1.90% Class B        $ 5.31            --                 --            --        (2.39)%
           All contract charges                             --        46,896           $212,989          1.90%
EQ/Calvert Socially Responsible
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.64            --                 --            --        (3.98)%
           Highest contract charge 1.70% Class B        $12.25            --                 --            --        (1.29)%
           All contract charges                             --           208           $  2,631          1.35%
     2014  Lowest contract charge 1.20% Class B         $11.75            --                 --            --        12.33%
           Highest contract charge 1.70% Class B        $12.41            --                 --            --        11.70%
           All contract charges                             --            95           $  1,372          0.94%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Calvert Socially Responsible (Continued)
2013 (ae)  Lowest contract charge 1.30% Class B (e)     $15.50            --                 --            --       32.59%
           Highest contract charge 1.70% Class B        $11.11            --                 --            --       23.17%
           All contract charges                             --            61           $    825          0.79%
2012 (ad)  Lowest contract charge 1.20% Class B         $ 9.00            --                 --            --       15.24%
           Highest contract charge 1.80% Class B        $ 8.30            --                 --            --       14.64%
           All contract charges                             --         4,542           $ 47,200          0.98%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 7.81            --                 --            --       (0.89)%
           Highest contract charge 1.80% Class B        $ 7.24            --                 --            --       (1.50)%
           All contract charges                             --         4,681           $ 42,315          0.35%
EQ/Capital Guardian Research
     2015  Lowest contract charge 1.30% Class A         $20.31            --                 --            --        0.59%
           Highest contract charge 1.70% Class A        $19.81            --                 --            --        0.15%
           All contract charges                             --           579           $ 11,637          0.60%
     2014  Lowest contract charge 1.30% Class A         $20.19            --                 --            --        9.08%
           Highest contract charge 1.70% Class A        $19.78            --                 --            --        8.62%
           All contract charges                             --           558           $ 11,176          0.76%
2013 (ae)  Lowest contract charge 1.30% Class A         $18.51            --                 --            --       30.08%
           Highest contract charge 1.70% Class A        $18.21            --                 --            --       29.61%
           All contract charges                             --           453           $  8,324          1.76%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $14.23            --                 --            --        5.10%
           Highest contract charge 1.65% Class A (d)    $14.07            --                 --            --        4.84%
           All contract charges                             --            33           $    472          2.26%
2012 (ad)  Lowest contract charge 1.30% Class A         $14.23            --                 --            --       15.88%
           Highest contract charge 1.70% Class A        $14.05            --                 --            --       15.35%
           All contract charges                             --           146           $  2,073          0.89%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.28            --                 --            --        2.85%
           Highest contract charge 1.70% Class A        $12.18            --                 --            --        2.53%
           All contract charges                             --            90           $  1,098          0.71%
EQ/Capital Guardian Research
     2015  Lowest contract charge 1.30% Class B         $20.41            --                 --            --        0.59%
           Highest contract charge 1.70% Class B        $18.45            --                 --            --        0.22%
           All contract charges                             --           254           $  4,999          0.60%
     2014  Lowest contract charge 1.30% Class B         $20.29            --                 --            --        9.09%
           Highest contract charge 1.70% Class B        $18.41            --                 --            --        8.61%
           All contract charges                             --           254           $  4,987          0.76%
2013 (ae)  Lowest contract charge 1.30% Class B         $18.60            --                 --            --       30.07%
           Highest contract charge 1.70% Class B        $16.95            --                 --            --       29.49%
           All contract charges                             --           267           $  4,841          1.76%
2012 (ad)  Lowest contract charge 0.95% Class B         $14.52            --                 --            --       16.25%
           Highest contract charge 1.90% Class B        $12.73            --                 --            --       15.20%
           All contract charges                             --        63,706           $880,226          0.89%
2011 (ad)  Lowest contract charge 0.95% Class B         $12.49            --                 --            --        3.05%
           Highest contract charge 1.90% Class B        $11.05            --                 --            --        2.03%
           All contract charges                             --        69,996           $835,757          0.71%
EQ/Common Stock Index
     2015  Lowest contract charge 1.30% Class A         $19.16            --                 --            --       (1.39)%
           Highest contract charge 1.70% Class A        $18.69            --                 --            --       (1.79)%
           All contract charges                             --         1,300           $ 24,735          1.71%
     2014  Lowest contract charge 1.30% Class A         $19.43            --                 --            --       10.65%
           Highest contract charge 1.70% Class A        $19.03            --                 --            --       10.19%
           All contract charges                             --           929           $ 17,926          1.61%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.56            --                 --            --       30.75%
           Highest contract charge 1.70% Class A        $17.27            --                 --            --       30.24%
           All contract charges                             --           585           $ 10,230          1.76%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Common Stock Index (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.43             --                 --           --         2.36%
           Highest contract charge 1.70% Class A (d)    $13.26             --                 --           --         2.08%
           All contract charges                             --             66         $      890         3.28%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.43             --                 --           --        14.10%
           Highest contract charge 1.70% Class A        $13.26             --                 --           --        13.62%
           All contract charges                             --            224         $    2,984         1.55%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.77             --                 --           --        (0.59)%
           Highest contract charge 1.70% Class A        $11.67             --                 --           --        (0.93)%
           All contract charges                             --            166         $    1,957         1.24%
EQ/Common Stock Index (x)
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.61             --                 --           --        (3.90)%
           Highest contract charge 1.25% Class B        $11.38             --                 --           --        (1.30)%
           All contract charges                             --            365         $    4,121         1.71%
     2014  Lowest contract charge 1.20% Class B         $11.54             --                 --           --        10.75%
           Highest contract charge 1.25% Class B        $11.53             --                 --           --        10.65%
           All contract charges                             --            177         $    2,041         1.61%
     2013  Lowest contract charge 1.20% Class B (g)     $10.42             --                 --           --         3.37%
           Highest contract charge 1.25% Class B (g)    $10.42             --                 --           --         3.37%
           All contract charges                             --             10         $       99         1.76%
EQ/Convertible Securities
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.31             --                 --           --        (7.64)%
           Highest contract charge 1.25% Class B        $10.50             --                 --           --        (4.46)%
           All contract charges                             --            266         $    2,790         3.74%
     2014  Lowest contract charge 1.20% Class B         $11.00             --                 --           --         7.32%
           Highest contract charge 1.25% Class B        $10.99             --                 --           --         7.22%
           All contract charges                             --            228         $    2,501         1.78%
     2013  Lowest contract charge 1.20% Class B (g)     $10.25             --                 --           --         2.60%
           Highest contract charge 1.20% Class B (g)    $10.25             --                 --           --         2.60%
           All contract charges                             --              3         $       27         0.85%
EQ/Core Bond Index (w)
     2015  Lowest contract charge 0.65% Class B         $10.33             --                 --           --        (0.29)%
           Highest contract charge 1.70% Class B        $10.35             --                 --           --        (1.24)%
           All contract charges                             --         30,704         $  325,029         1.46%
     2014  Lowest contract charge 0.65% Class B         $10.36             --                 --           --         1.77%
           Highest contract charge 1.70% Class B        $10.48             --                 --           --         0.67%
           All contract charges                             --         30,215         $  323,566         1.32%
2013 (ae)  Lowest contract charge 0.65% Class B         $10.18             --                 --           --        (2.21)%
           Highest contract charge 1.70% Class B        $10.41             --                 --           --        (3.34)%
           All contract charges                             --         29,915         $  317,364         1.23%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.90             --                 --           --         0.93%
           Highest contract charge 1.70% Class B (d)    $10.77             --                 --           --         0.75%
           All contract charges                             --            281         $    3,060         3.07%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.41             --                 --           --         2.46%
           Highest contract charge 1.90% Class B        $13.39             --                 --           --         1.21%
           All contract charges                             --        104,051         $1,241,073         1.47%
2011 (ad)  Lowest contract charge 0.65% Class B         $10.16             --                 --           --         4.21%
           Highest contract charge 1.90% Class B        $13.23             --                 --           --         2.80%
           All contract charges                             --         97,647         $1,156,460         1.89%
EQ/Emerging Markets Equity PLUS
     2015  Lowest contract charge 1.10% Class B (u)     $ 7.39             --                 --           --       (23.50)%
           Highest contract charge 1.70% Class B        $ 7.13             --                 --           --       (19.53)%
           All contract charges                             --            348         $    2,519         0.32%
     2014  Lowest contract charge 1.20% Class B         $ 9.28             --                 --           --        (4.33)%
           Highest contract charge 1.70% Class B        $ 8.86             --                 --           --        (4.73)%
           All contract charges                             --            283         $    2,543         0.67%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Emerging Markets Equity PLUS (Continued)
     2013  Lowest contract charge 1.30% Class B (e)     $ 9.34            --                 --            --        (6.22)%
           Highest contract charge 1.70% Class B (e)    $ 9.30            --                 --            --        (6.63)%
           All contract charges                             --            78           $    732          0.69%
EQ/Energy ETF
     2015  Lowest contract charge 1.10% Class B (u)     $ 7.04            --                 --            --       (25.74)%
           Highest contract charge 1.25% Class B        $ 6.24            --                 --            --       (25.71)%
           All contract charges                             --           199           $  1,258          1.64%
     2014  Lowest contract charge 1.20% Class B         $ 8.40            --                 --            --       (16.25)%
           Highest contract charge 1.25% Class B        $ 8.40            --                 --            --       (16.25)%
           All contract charges                             --            83           $    697          1.58%
     2013  Lowest contract charge 1.20% Class B (g)     $10.03            --                 --            --         1.42%
           Highest contract charge 1.20% Class B (g)    $10.03            --                 --            --         1.42%
           All contract charges                             --            --           $      3          1.64%
EQ/Equity 500 Index
     2015  Lowest contract charge 1.30% Class A         $19.11            --                 --            --        (0.47)%
           Highest contract charge 1.70% Class A        $18.64            --                 --            --        (0.90)%
           All contract charges                             --         7,002           $132,404          1.96%
     2014  Lowest contract charge 1.30% Class A         $19.20            --                 --            --        11.50%
           Highest contract charge 1.70% Class A        $18.81            --                 --            --        11.04%
           All contract charges                             --         5,070           $ 96,494          1.80%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.22            --                 --            --        29.77%
           Highest contract charge 1.70% Class A        $16.94            --                 --            --        29.31%
           All contract charges                             --         3,194           $ 54,612          1.82%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.27            --                 --            --         2.39%
           Highest contract charge 1.70% Class A (d)    $13.10            --                 --            --         2.02%
           All contract charges                             --           473           $  6,257          3.68%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.27            --                 --            --        13.71%
           Highest contract charge 1.70% Class A        $13.10            --                 --            --        13.22%
           All contract charges                             --         1,409           $     19          1.70%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.67            --                 --            --         0.52%
           Highest contract charge 1.70% Class A        $11.57            --                 --            --         0.09%
           All contract charges                             --         1,156           $ 13,434          1.45%
EQ/Equity 500 Index
     2015  Lowest contract charge 0.30% Class B (g)     $11.84            --                 --            --         0.51%
           Highest contract charge 1.25% Class B        $11.59            --                 --            --        (0.52)%
           All contract charges                             --         2,185           $ 24,797          1.96%
     2014  Lowest contract charge 1.20% Class B         $11.66            --                 --            --        11.69%
           Highest contract charge 1.25% Class B        $11.65            --                 --            --        11.59%
           All contract charges                             --         1,097           $ 12,785          1.80%
     2013  Lowest contract charge 1.20% Class B (g)     $10.44            --                 --            --         3.16%
           Highest contract charge 1.25% Class B (g)    $10.44            --                 --            --         3.16%
           All contract charges                             --            14           $    146          1.82%
EQ/GAMCO Mergers and Acquisitions
     2015  Lowest contract charge 1.30% Class A         $12.81            --                 --            --         1.34%
           Highest contract charge 1.70% Class A        $12.49            --                 --            --         0.89%
           All contract charges                             --           911           $ 11,544          0.00%
     2014  Lowest contract charge 1.30% Class A         $12.64            --                 --            --         0.32%
           Highest contract charge 1.70% Class A        $12.38            --                 --            --        (0.08)%
           All contract charges                             --           827           $ 10,378          0.00%
2013 (ae)  Lowest contract charge 1.30% Class A         $12.60            --                 --            --         9.47%
           Highest contract charge 1.70% Class A        $12.39            --                 --            --         9.07%
           All contract charges                             --           679           $  8,497          0.50%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.51            --                 --            --         1.14%
           Highest contract charge 1.70% Class A (d)    $11.36            --                 --            --         0.80%
           All contract charges                             --            54           $    632          0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO Mergers and Acquisitions (Continued)
2012 (ad)  Lowest contract charge 1.30% Class A         $11.51            --                 --            --        3.88%
           Highest contract charge 1.70% Class A        $11.36            --                 --            --        3.46%
           All contract charges                             --           440           $  5,036          0.00%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.08            --                 --            --        0.27%
           Highest contract charge 1.70% Class A        $10.98            --                 --            --       (0.09)%
           All contract charges                             --           360           $  3,979          0.19%
EQ/GAMCO Mergers and Acquisitions
     2015  Lowest contract charge 0.30% Class B (g)     $10.49            --                 --            --        2.34%
           Highest contract charge 1.25% Class B        $10.27            --                 --            --        1.28%
           All contract charges                             --           304           $  3,110          0.00%
     2014  Lowest contract charge 1.20% Class B         $10.14            --                 --            --        0.40%
           Highest contract charge 1.25% Class B        $10.14            --                 --            --        0.40%
           All contract charges                             --           146           $  1,485          0.00%
     2013  Lowest contract charge 1.20% Class B (g)     $10.10            --                 --            --        1.41%
           Highest contract charge 1.25% Class B (g)    $10.10            --                 --            --        1.41%
           All contract charges                             --             6           $     57          0.50%
EQ/GAMCO Small Company Value
     2015  Lowest contract charge 0.65% Class A         $15.88            --                 --            --       (6.31)%
           Highest contract charge 1.70% Class A        $19.57            --                 --            --       (7.30)%
           All contract charges                             --         8,664           $172,525          0.56%
     2014  Lowest contract charge 0.65% Class A         $16.95            --                 --            --        2.36%
           Highest contract charge 1.70% Class A        $21.11            --                 --            --        1.30%
           All contract charges                             --         7,809           $167,255          0.31%
2013 (ae)  Lowest contract charge 0.65% Class A         $16.56            --                 --            --       38.23%
           Highest contract charge 1.70% Class A        $20.84            --                 --            --       36.75%
           All contract charges                             --         6,135           $129,348          0.32%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $15.43            --                 --            --        6.27%
           Highest contract charge 1.70% Class A (d)    $15.24            --                 --            --        5.98%
           All contract charges                             --           776           $ 11,930          2.69%
2012 (ad)  Lowest contract charge 0.65% Class A         $11.98            --                 --            --       17.11%
           Highest contract charge 1.70% Class A        $15.24            --                 --            --       15.89%
           All contract charges                             --         3,453           $ 53,054          1.24%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.23            --                 --            --       (5.45)%
           Highest contract charge 1.70% Class A        $13.15            --                 --            --       (4.92)%
           All contract charges                             --         2,853           $ 37,738          0.08%
EQ/GAMCO Small Company Value
     2015  Lowest contract charge 0.30% Class B (g)     $10.17            --                 --            --       (6.01)%
           Highest contract charge 1.25% Class B        $ 9.96            --                 --            --       (6.92)%
           All contract charges                             --         1,677           $ 16,544          0.56%
     2014  Lowest contract charge 1.20% Class B         $10.70            --                 --            --        1.81%
           Highest contract charge 1.25% Class B        $10.70            --                 --            --        1.81%
           All contract charges                             --           952           $ 10,188          0.31%
     2013  Lowest contract charge 1.20% Class B (g)     $10.51            --                 --            --        5.10%
           Highest contract charge 1.25% Class B (g)    $10.51            --                 --            --        5.10%
           All contract charges                             --            65           $    683          0.32%
EQ/Global Bond PLUS
     2015  Lowest contract charge 0.65% Class A         $ 9.62            --                 --            --       (4.37)%
           Highest contract charge 1.70% Class A        $ 9.72            --                 --            --       (5.45)%
           All contract charges                             --           582           $  5,767          0.04%
     2014  Lowest contract charge 0.65% Class A         $10.06            --                 --            --        0.20%
           Highest contract charge 1.70% Class A        $10.28            --                 --            --       (0.77)%
           All contract charges                             --           621           $  6,477          0.70%
2013 (ae)  Lowest contract charge 1.30% Class A         $10.54            --                 --            --       (3.83)%
           Highest contract charge 1.70% Class A        $10.36            --                 --            --       (4.25)%
           All contract charges                             --           562           $  5,899          0.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Global Bond PLUS (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.96            --                 --            --        0.00%
           Highest contract charge 1.70% Class A (d)    $10.82            --                 --            --        0.00%
           All contract charges                             --            78           $ 11,303          0.41%
2012 (ad)  Lowest contract charge 1.30% Class A         $10.96            --                 --            --        2.43%
           Highest contract charge 1.70% Class A        $10.82            --                 --            --        1.98%
           All contract charges                             --           420           $  4,579          1.41%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.70            --                 --            --        3.28%
           Highest contract charge 1.70% Class A        $10.61            --                 --            --        2.91%
           All contract charges                             --           350           $  3,728          3.36%
EQ/Global Bond PLUS
     2015  Lowest contract charge 1.30% Class B         $11.44            --                 --            --       (4.98)%
           Highest contract charge 1.70% Class B        $10.97            --                 --            --       (5.43)%
           All contract charges                             --           445           $  5,002          0.04%
     2014  Lowest contract charge 1.30% Class B         $12.04            --                 --            --       (0.50)%
           Highest contract charge 1.70% Class B        $11.60            --                 --            --       (0.85)%
           All contract charges                             --           445           $  5,262          0.70%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.10            --                 --            --       (3.74)%
           Highest contract charge 1.70% Class B        $11.70            --                 --            --       (4.18)%
           All contract charges                             --           454           $  5,404          0.01%
2012 (ad)  Lowest contract charge 0.95% Class B         $12.90            --                 --            --        2.79%
           Highest contract charge 1.90% Class B        $12.03            --                 --            --        1.78%
           All contract charges                             --        39,823           $493,953          1.41%
2011 (ad)  Lowest contract charge 0.95% Class B         $12.55            --                 --            --        3.38%
           Highest contract charge 1.90% Class B        $11.82            --                 --            --        2.43%
           All contract charges                             --        41,863           $508,159          3.36%
EQ/High Yield Bond
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.28            --                 --            --       (7.29)%
           Highest contract charge 1.70% Class B        $10.01            --                 --            --       (4.76)%
           All contract charges                             --           781           $  7,803          2.19%
     2014  Lowest contract charge 120% Class B          $10.14            --                 --            --        0.70%
           Highest contract charge 1.70% Class B        $10.51            --                 --            --        0.19%
           All contract charges                             --           533           $  5,586          4.19%
     2013  Lowest contract charge 120% Class B (g)      $10.07            --                 --            --        0.80%
           Highest contract charge 1.70% Class B (e)    $10.49            --                 --            --        4.69%
           All contract charges                             --           152           $  1,585          5.16%
EQ/Intermediate Government Bond
     2015  Lowest contract charge 0.30% Class B (g)     $10.06            --                 --            --        0.20%
           Highest contract charge 1.70% Class B        $ 9.91            --                 --            --       (1.29)%
           All contract charges                             --        12,206           $125,847          0.59%
     2014  Lowest contract charge 0.65% Class B         $10.07            --                 --            --        0.80%
           Highest contract charge 1.70% Class B        $10.04            --                 --            --       (0.20)%
           All contract charges                             --        12,538           $130,682          0.41%
2013 (ae)  Lowest contract charge 0.65% Class B         $ 9.99            --                 --            --       (2.25)%
           Highest contract charge 1.70% Class B        $10.06            --                 --            --       (3.36)%
           All contract charges                             --        12,463           $129,739          0.22%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.54            --                 --            --       (0.09)%
           Highest contract charge 1.70% Class B (d)    $10.41            --                 --            --       (0.38)%
           All contract charges                             --           171           $  1,790          0.50%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.22            --                 --            --        0.29%
           Highest contract charge 1.90% Class B        $18.54            --                 --            --       (0.91)%
           All contract charges                             --        33,728           $440,306          0.24%
2011 (ad)  Lowest contract charge 0.95% Class B         $22.86            --                 --            --        4.34%
           Highest contract charge 1.90% Class B        $18.71            --                 --            --        3.26%
           All contract charges                             --        33,208           $447,386          0.43%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/International Equity Index
     2015  Lowest contract charge 0.65% Class A         $10.74            --                 --            --        (2.81)%
           Highest contract charge 1.70% Class A        $10.77            --                 --            --        (3.84)%
           All contract charges                             --         1,880            $20,562          2.82%
     2014  Lowest contract charge 0.65% Class A         $11.05            --                 --            --        (7.53)%
           Highest contract charge 1.70% Class A        $11.20            --                 --            --        (8.50)%
           All contract charges                             --         1,362            $15,412          4.42%
2013 (ae)  Lowest contract charge 0.65% Class A         $11.95            --                 --            --        20.71%
           Highest contract charge 1.70% Class A        $12.24            --                 --            --        19.41%
           All contract charges                             --           639            $ 7,902          2.96%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.38            --                 --            --         8.46%
           Highest contract charge 1.70% Class A (d)    $10.25            --                 --            --         8.12%
           All contract charges                             --            72            $   739          6.02%
2012 (ad)  Lowest contract charge 0.65% Class A         $ 9.90            --                 --            --        15.52%
           Highest contract charge 1.70% Class A        $10.25            --                 --            --        14.27%
           All contract charges                             --           244            $ 2,520          3.00%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 8.57            --                 --            --       (15.48)%
           Highest contract charge 1.70% Class A        $ 8.97            --                 --            --       (13.42)%
           All contract charges                             --           184            $ 1,657          2.76%
EQ/International Equity Index (t)
     2015  Lowest contract charge 0.30% Class B (g)     $ 9.18            --                 --            --        (2.44)%
           Highest contract charge 1.25% Class B        $ 8.99            --                 --            --        (3.33)%
           All contract charges                             --           745            $ 6,690          2.82%
     2014  Lowest contract charge 1.20% Class B         $ 9.31            --                 --            --        (8.00)%
           Highest contract charge 1.25% Class B        $ 9.30            --                 --            --        (8.10)%
           All contract charges                             --           500            $ 4,652          4.42%
     2013  Lowest contract charge 1.20% Class B (g)     $10.12            --                 --            --         1.10%
           Highest contract charge 1.25% Class B (g)    $10.12            --                 --            --         1.10%
           All contract charges                             --             4            $    40          2.96%
EQ/Invesco Comstock (k)(l)
     2015  Lowest contract charge 0.65% Class A         $16.06            --                 --            --        (6.79)%
           Highest contract charge 1.70% Class A        $17.08            --                 --            --        (7.78)%
           All contract charges                             --         1,482            $25,762          2.15%
     2014  Lowest contract charge 0.65% Class A         $17.23            --                 --            --         8.23%
           Highest contract charge 1.70% Class A        $18.52            --                 --            --         7.05%
           All contract charges                             --         1,384            $25,986          2.26%
2013 (ae)  Lowest contract charge 0.65% Class A         $15.92            --                 --            --        34.23%
           Highest contract charge 1.70% Class A        $17.30            --                 --            --        32.77%
           All contract charges                             --           299            $ 5,249          4.77%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.20            --                 --            --         5.43%
           Highest contract charge 1.70% Class A (d)    $13.03            --                 --            --         5.08%
           All contract charges                             --            36            $   472          3.37%
2012 (ad)  Lowest contract charge 0.65% Class A         $11.86            --                 --            --        17.66%
           Highest contract charge 1.70% Class A        $13.03            --                 --            --        16.44%
           All contract charges                             --           185            $ 2,431          1.27%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.08            --                 --            --        (5.08)%
           Highest contract charge 1.70% Class A        $11.19            --                 --            --        (3.45)%
           All contract charges                             --           142            $ 1,598          1.38%
EQ/Invesco Comstock (k)(l)
     2015  Lowest contract charge 1.30% Class B         $15.45            --                 --            --        (7.37)%
           Highest contract charge 1.70% Class B        $14.79            --                 --            --        (7.79)%
           All contract charges                             --           604            $ 9,159          2.15%
     2014  Lowest contract charge 1.30% Class B         $16.68            --                 --            --         7.47%
           Highest contract charge 1.70% Class B        $16.04            --                 --            --         7.00%
           All contract charges                             --           612            $10,036          2.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Invesco Comstock (k)(l) (Continued)
2013 (ae)  Lowest contract charge 1.30% Class B         $15.52            --                 --            --       33.33%
           Highest contract charge 1.70% Class B        $14.99            --                 --            --       32.77%
           All contract charges                             --           192           $  2,939          4.77%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.97            --                 --            --       17.35%
           Highest contract charge 1.80% Class B        $11.20            --                 --            --       16.30%
           All contract charges                             --        22,874           $262,341          1.27%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.20            --                 --            --       (2.95)%
           Highest contract charge 1.90% Class B        $ 9.57            --                 --            --       (3.82)%
           All contract charges                             --        24,155           $237,419          1.38%
EQ/JPMorgan Value Opportunities
     2015  Lowest contract charge 0.65% Class A         $16.90            --                 --            --       (2.93)%
           Highest contract charge 1.70% Class A        $17.44            --                 --            --       (3.96)%
           All contract charges                             --           406           $  7,204          0.74%
     2014  Lowest contract charge 0.65% Class A         $17.41            --                 --            --       13.64%
           Highest contract charge 1.70% Class A        $18.16            --                 --            --       12.45%
           All contract charges                             --           365           $  6,734          1.09%
2013 (ae)  Lowest contract charge 0.65% Class A         $15.32            --                 --            --       34.98%
           Highest contract charge 1.70% Class A        $16.15            --                 --            --       33.47%
           All contract charges                             --           371           $  6,078          2.08%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.25            --                 --            --        3.38%
           Highest contract charge 1.70% Class A (d)    $12.10            --                 --            --        3.15%
           All contract charges                             --            61           $    743          1.87%
2012 (ad)  Lowest contract charge 0.65% Class A         $11.35            --                 --            --       15.23%
           Highest contract charge 1.70% Class A        $12.10            --                 --            --       14.15%
           All contract charges                             --           292           $  3,573          0.95%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.85            --                 --            --       (8.46)%
           Highest contract charge 1.70% Class A        $10.60            --                 --            --       (6.61)%
           All contract charges                             --           266           $  2,845          1.03%
EQ/JPMorgan Value Opportunities
     2015  Lowest contract charge 1.30% Class B         $19.14            --                 --            --       (3.58)%
           Highest contract charge 1.70% Class B        $19.64            --                 --            --       (3.91)%
           All contract charges                             --           248           $  4,682          0.74%
     2014  Lowest contract charge 1.30% Class B         $19.85            --                 --            --       12.91%
           Highest contract charge 1.70% Class B        $20.44            --                 --            --       12.43%
           All contract charges                             --           156           $  3,131          1.09%
2013 (ae)  Lowest contract charge 1.30% Class B         $17.58            --                 --            --       33.99%
           Highest contract charge 1.70% Class B        $18.18            --                 --            --       33.48%
           All contract charges                             --           127           $  2,263          2.08%
2012 (ad)  Lowest contract charge 0.95% Class B         $15.34            --                 --            --       14.91%
           Highest contract charge 1.90% Class B        $13.19            --                 --            --       13.81%
           All contract charges                             --        17,582           $242,364          0.95%
2011 (ad)  Lowest contract charge 0.95% Class B         $13.35            --                 --            --       (6.12)%
           Highest contract charge 1.90% Class B        $11.59            --                 --            --       (7.06)%
           All contract charges                             --        19,801           $238,926          1.03%
EQ/Large Cap Growth Index
     2015  Lowest contract charge 1.30% Class A         $20.50            --                 --            --        3.54%
           Highest contract charge 1.70% Class A        $19.99            --                 --            --        3.09%
           All contract charges                             --         1,290           $ 26,251          0.97%
     2014  Lowest contract charge 1.30% Class A         $19.80            --                 --            --       10.74%
           Highest contract charge 1.70% Class A        $19.39            --                 --            --       10.30%
           All contract charges                             --           993           $ 19,557          1.17%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.88            --                 --            --       30.80%
           Highest contract charge 1.70% Class A        $17.58            --                 --            --       30.22%
           All contract charges                             --           698           $ 12,399          1.10%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.67            --                 --            --       (0.44)%
           Highest contract charge 1.70% Class A (d)    $13.50            --                 --            --       (0.66)%
           All contract charges                             --           136           $  1,851          2.54%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Large Cap Growth Index (Continued)
2012 (ad)  Lowest contract charge 1.30% Class A         $13.67            --                 --            --       13.26%
           Highest contract charge 1.70% Class A        $13.50            --                 --            --       12.78%
           All contract charges                             --           408            $ 5,559          1.20%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.07            --                 --            --        1.26%
           Highest contract charge 1.70% Class A        $11.97            --                 --            --        0.93%
           All contract charges                             --           320            $ 3,850          0.88%
EQ/Large Cap Growth Index
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.88            --                 --            --       (1.20)%
           Highest contract charge 1.25% Class B        $12.00            --                 --            --        3.54%
           All contract charges                             --           473            $ 5,594          0.97%
     2014  Lowest contract charge 1.20% Class B         $11.60            --                 --            --       10.90%
           Highest contract charge 1.25% Class B        $11.59            --                 --            --       10.80%
           All contract charges                             --           278            $ 3,223          1.17%
     2013  Lowest contract charge 1.30% Class B (g)     $10.46            --                 --            --        3.87%
           Highest contract charge 1.70% Class B (g)    $10.46            --                 --            --        3.87%
           All contract charges                             --            15            $   157          1.10%
EQ/Large Cap Value Index
     2015  Lowest contract charge 1.30% Class A         $17.95            --                 --            --       (5.68)%
           Highest contract charge 1.70% Class A        $17.51            --                 --            --       (6.06)%
           All contract charges                             --         1,441            $25,524          2.87%
     2014  Lowest contract charge 1.30% Class A         $19.03            --                 --            --       11.16%
           Highest contract charge 1.70% Class A        $18.64            --                 --            --       10.69%
           All contract charges                             --           910            $17,135          2.02%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.12            --                 --            --       29.89%
           Highest contract charge 1.70% Class A        $16.84            --                 --            --       29.34%
           All contract charges                             --           544            $ 9,242          1.80%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.18            --                 --            --        5.27%
           Highest contract charge 1.70% Class A (d)    $13.02            --                 --            --        5.08%
           All contract charges                             --           133            $ 1,738          4.46%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.18            --                 --            --       15.01%
           Highest contract charge 1.70% Class A        $13.02            --                 --            --       14.61%
           All contract charges                             --           195            $ 2,563          1.91%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.46            --                 --            --       (1.38)%
           Highest contract charge 1.70% Class A        $11.36            --                 --            --       (1.73)%
           All contract charges                             --           155            $ 1,774          1.77%
EQ/Large Cap Value Index
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.41            --                 --            --       (5.81)%
           Highest contract charge 1.25% Class B        $10.92            --                 --            --       (5.70)%
           All contract charges                             --           324            $ 3,514          2.87%
     2014  Lowest contract charge 1.20% Class B         $11.58            --                 --            --       11.24%
           Highest contract charge 1.25% Class B        $11.58            --                 --            --       11.24%
           All contract charges                             --           151            $ 1,749          2.02%
     2013  Lowest contract charge 1.20% Class B (g)     $10.41            --                 --            --        2.76%
           Highest contract charge 1.25% Class B (g)    $10.41            --                 --            --        2.76%
           All contract charges                             --             7            $    73          1.80%
EQ/Low Volatility Global ETF
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.39            --                 --            --       (4.67)%
           Highest contract charge 1.25% Class B        $10.49            --                 --            --       (1.50)%
           All contract charges                             --           112            $ 1,150          1.84%
     2014  Lowest contract charge 1.20% Class B         $10.66            --                 --            --        6.92%
           Highest contract charge 1.25% Class B        $10.65            --                 --            --        6.82%
           All contract charges                             --            75            $   798          2.64%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.97            --                 --            --        0.20%
           Highest contract charge 1.25% Class B (g)    $ 9.97            --                 --            --        0.20%
           All contract charges                             --             5            $    52          1.77%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/MFS International Growth
     2015  Lowest contract charge 1.30% Class A         $12.57            --                 --            --        (1.10)%
           Highest contract charge 1.70% Class A        $12.26            --                 --            --        (1.53)%
           All contract charges                             --         1,570           $ 19,572          0.62%
     2014  Lowest contract charge 1.30% Class A         $12.71            --                 --            --        (6.27)%
           Highest contract charge 1.70% Class A        $12.45            --                 --            --        (6.60)%
           All contract charges                             --         1,355           $ 17,105          1.04%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.56            --                 --            --        12.16%
           Highest contract charge 1.70% Class A        $13.33            --                 --            --        11.74%
           All contract charges                             --         1,117           $ 15,044          1.10%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.09            --                 --            --         4.86%
           Highest contract charge 1.70% Class A (d)    $11.93            --                 --            --         4.56%
           All contract charges                             --           160           $  1,929          2.50%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.09            --                 --            --        18.18%
           Highest contract charge 1.70% Class A        $11.93            --                 --            --        17.65%
           All contract charges                             --           454           $  5,463          0.99%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.23            --                 --            --       (11.66)%
           Highest contract charge 1.70% Class A        $10.14            --                 --            --       (12.06)%
           All contract charges                             --           334           $  3,412          0.64%
EQ/MFS International Growth
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.13            --                 --            --        (8.52)%
           Highest contract charge 1.70% Class B        $15.37            --                 --            --        (1.47)%
           All contract charges                             --           973           $ 10,104          0.62%
     2014  Lowest contract charge 1.20% Class B         $ 9.40            --                 --            --        (6.19)%
           Highest contract charge 1.70% Class B        $15.60            --                 --            --        (6.64)%
           All contract charges                             --           809           $  8,848          1.04%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.02            --                 --            --         0.50%
           Highest contract charge 1.70% Class B        $16.71            --                 --            --        11.70%
           All contract charges                             --           613           $  7,458          1.10%
2012 (ad)  Lowest contract charge 1.20% Class B         $15.55            --                 --            --        18.25%
           Highest contract charge 1.80% Class B        $14.84            --                 --            --        17.59%
           All contract charges                             --        31,803           $398,332          0.99%
2011 (ad)  Lowest contract charge 1.20% Class B         $13.15            --                 --            --       (11.74)%
           Highest contract charge 1.90% Class B        $12.54            --                 --            --       (12.43)%
           All contract charges                             --        30,869           $328,558          0.64%
EQ/Mid Cap Index
     2015  Lowest contract charge 1.30% Class A         $19.69            --                 --            --        (4.14)%
           Highest contract charge 1.70% Class A        $19.21            --                 --            --        (4.48)%
           All contract charges                             --         1,883           $ 36,792          0.90%
     2014  Lowest contract charge 1.30% Class A         $20.54            --                 --            --         7.60%
           Highest contract charge 1.70% Class A        $20.11            --                 --            --         7.14%
           All contract charges                             --         1,672           $ 34,038          1.03%
2013 (ae)  Lowest contract charge 1.30% Class A         $19.09            --                 --            --        30.84%
           Highest contract charge 1.70% Class A        $18.77            --                 --            --        30.35%
           All contract charges                             --         1,012           $ 19,196          1.02%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $14.59            --                 --            --         2.67%
           Highest contract charge 1.70% Class A (d)    $14.40            --                 --            --         2.35%
           All contract charges                             --           153           $  2,219          2.25%
2012 (ad)  Lowest contract charge 1.30% Class A         $14.59            --                 --            --        15.52%
           Highest contract charge 1.70% Class A        $14.40            --                 --            --        15.02%
           All contract charges                             --           367           $  5,340          0.99%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.63            --                 --            --        (3.37)%
           Highest contract charge 1.70% Class A        $12.52            --                 --            --        (3.77)%
           All contract charges                             --           302           $  3,804          0.61%
EQ/Mid Cap Index
     2015  Lowest contract charge 0.30% Class B (g)     $10.88            --                 --            --        (3.20)%
           Highest contract charge 1.25% Class B        $10.66            --                 --            --        (4.05)%
           All contract charges                             --           958           $ 10,059          0.90%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Mid Cap Index (Continued)
     2014  Lowest contract charge 1.20% Class B         $11.12             --                --            --        7.65%
           Highest contract charge 1.25% Class B        $11.11             --                --            --        7.66%
           All contract charges                             --            559          $  6,207          1.03%
     2013  Lowest contract charge 1.20% Class B (g)     $10.33             --                --            --        3.09%
           Highest contract charge 1.25% Class B (g)    $10.32             --                --            --        2.99%
           All contract charges                             --             14          $    144          1.02%
EQ/Money Market
     2015  Lowest contract charge 0.65% Class A         $ 9.67             --                --            --       (0.62)%
           Highest contract charge 1.70% Class A        $ 9.01             --                --            --       (1.74)%
           All contract charges                             --          8,253          $ 77,117          0.00%
     2014  Lowest contract charge 0.65% Class A         $ 9.73             --                --            --       (0.71)%
           Highest contract charge 1.70% Class A        $ 9.17             --                --            --       (1.71)%
           All contract charges                             --          5,837          $ 54,908          0.00%
2013 (ae)  Lowest contract charge 0.65% Class A         $ 9.80             --                --            --       (0.61)%
           Highest contract charge 1.70% Class A        $ 9.33             --                --            --       (1.69)%
           All contract charges                             --          5,649          $ 54,098          0.00%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $ 9.61             --                --            --       (0.83)%
           Highest contract charge 1.70% Class A (d)    $ 9.49             --                --            --       (1.15)%
           All contract charges                             --          3,253          $ 30,995          0.00%
2012 (ad)  Lowest contract charge 0.65% Class A         $ 9.86             --                --            --       (0.70)%
           Highest contract charge 1.70% Class A        $ 9.49             --                --            --       (1.66)%
           All contract charges                             --          2,080          $ 19,884          0.00%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.93             --                --            --       (0.60)%
           Highest contract charge 1.70% Class A        $ 9.65             --                --            --       (1.73)%
           All contract charges                             --          4,907          $ 47,537          0.01%
EQ/Money Market
     2015  Lowest contract charge 0.30% Class B         $ 9.93             --                --            --       (0.30)%
           Highest contract charge 1.70% Class B        $24.61             --                --            --       (1.72)%
           All contract charges                             --          5,965          $ 60,652          0.00%
     2014  Lowest contract charge 0.30% Class B         $ 9.96             --                --            --       (0.30)%
           Highest contract charge 1.70% Class B        $25.04             --                --            --       (1.69)%
           All contract charges                             --          5,879          $ 60,569          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $ 9.98             --                --            --       (0.10)%
           Highest contract charge 1.70% Class B        $25.47             --                --            --       (1.70)%
           All contract charges                             --          2,743          $ 29,635          0.00%
2012 (ad)  Lowest contract charge 0.00% Class B         $44.43             --                --            --        0.00%
           Highest contract charge 1.90% Class B        $24.30             --                --            --       (1.94)%
           All contract charges                             --        180,902          $645,099          0.00%
2011 (ad)  Lowest contract charge 0.00% Class B         $44.43             --                --            --        0.00%
           Highest contract charge 1.90% Class B        $24.78             --                --            --       (1.86)%
           All contract charges                             --         85,545          $655,858          0.01%
EQ/Morgan Stanley Mid Cap Growth
     2015  Lowest contract charge 0.65% Class A         $13.23             --                --            --       (6.10)%
           Highest contract charge 1.70% Class A        $15.97             --                --            --       (7.15)%
           All contract charges                             --          2,119          $ 34,453          0.00%
     2014  Lowest contract charge 0.65% Class A         $14.09             --                --            --       (1.40)%
           Highest contract charge 1.70% Class A        $17.20             --                --            --       (2.38)%
           All contract charges                             --          2,193          $ 38,236          0.00%
2013 (ae)  Lowest contract charge 0.65% Class A         $14.29             --                --            --       37.67%
           Highest contract charge 1.70% Class A        $17.62             --                --            --       36.17%
           All contract charges                             --          1,976          $ 35,165          0.00%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.10             --                --            --        1.14%
           Highest contract charge 1.70% Class A (d)    $12.94             --                --            --        0.82%
           All contract charges                             --            272          $  3,559          0.97%
2012 (ad)  Lowest contract charge 0.65% Class A         $10.38             --                --            --        8.01%
           Highest contract charge 1.70% Class A        $12.94             --                --            --        6.94%
           All contract charges                             --          1,342          $ 17,512          0.44%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Morgan Stanley Mid Cap Growth (Continued)
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.61            --                 --            --       (11.35)%
           Highest contract charge 1.70% Class A        $12.10            --                 --            --        (9.02)%
           All contract charges                             --         1,182           $ 14,382          0.25%
EQ/Morgan Stanley Mid Cap Growth
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.92            --                 --            --        (9.81)%
           Highest contract charge 1.70% Class B        $19.87            --                 --            --        (7.06)%
           All contract charges                             --           874           $ 14,987          0.00%
     2014  Lowest contract charge 1.20% Class B         $10.46            --                 --            --        (1.88)%
           Highest contract charge 1.70% Class B        $21.38            --                 --            --        (2.42)%
           All contract charges                             --           770           $ 14,709          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.66            --                 --            --         4.61%
           Highest contract charge 1.70% Class B        $21.91            --                 --            --        36.17%
           All contract charges                             --           569           $ 12,387          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B         $17.05            --                 --            --         7.71%
           Highest contract charge 1.90% Class B        $15.84            --                 --            --         6.67%
           All contract charges                             --        33,732           $552,320          0.44%
2011 (ad)  Lowest contract charge 0.95% Class B         $15.83            --                 --            --        (8.60)%
           Highest contract charge 1.90% Class B        $14.85            --                 --            --        (9.45)%
           All contract charges                             --        36,425           $556,589          0.25%
EQ/Oppenheimer Global
     2015  Lowest contract charge 1.30% Class A         $15.91            --                 --            --         1.86%
           Highest contract charge 1.70% Class A        $15.52            --                 --            --         1.44%
           All contract charges                             --         2,630           $ 41,513          0.28%
     2014  Lowest contract charge 1.30% Class A         $15.62            --                 --            --         0.45%
           Highest contract charge 1.70% Class A        $15.30            --                 --            --         0.07%
           All contract charges                             --         2,055           $ 31,876          0.58%
2013 (ae)  Lowest contract charge 1.30% Class A         $15.55            --                 --            --        24.70%
           Highest contract charge 1.70% Class A        $15.29            --                 --            --        24.21%
           All contract charges                             --         1,401           $ 21,649          2.86%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.47            --                 --            --         8.06%
           Highest contract charge 1.70% Class A (d)    $12.31            --                 --            --         7.79%
           All contract charges                             --           106           $  1,321          1.79%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.47            --                 --            --        18.88%
           Highest contract charge 1.70% Class A        $12.31            --                 --            --        18.37%
           All contract charges                             --           849           $ 10,536          0.87%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.49            --                 --            --        (9.65)%
           Highest contract charge 1.70% Class A        $10.40            --                 --            --        (9.96)%
           All contract charges                             --           718           $  7,507          0.78%
EQ/Oppenheimer Global
     2015  Lowest contract charge 0.30% Class B         $10.80            --                 --            --         2.86%
           Highest contract charge 1.70% Class B        $13.86            --                 --            --         1.39%
           All contract charges                             --         1,058           $ 13,387          0.28%
     2014  Lowest contract charge 0.30% Class B         $10.50            --                 --            --         1.45%
           Highest contract charge 1.70% Class B        $13.67            --                 --            --         0.07%
           All contract charges                             --           633           $  8,270          0.58%
2013 (ae)  Lowest contract charge 1.30% Class B (g)     $10.33            --                 --            --         3.40%
           Highest contract charge 1.70% Class B        $13.66            --                 --            --        24.18%
           All contract charges                             --           416           $  5,762          2.86%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.54            --                 --            --        19.21%
           Highest contract charge 1.80% Class B        $10.93            --                 --            --        18.16%
           All contract charges                             --        29,044           $323,779          0.87%
2011 (ad)  Lowest contract charge 0.95% Class B         $ 9.68            --                 --            --        (9.45)%
           Highest contract charge 1.90% Class B        $ 9.20            --                 --            --       (10.33)%
           All contract charges                             --        29,008           $272,754          0.78%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO Global Real Return
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.53             --                 --           --       (3.54)%
           Highest contract charge 1.70% Class B        $ 9.48             --                 --           --       (4.05)%
           All contract charges                             --            856         $    8,251         1.54%
     2014  Lowest contract charge 1.20% Class B         $10.31             --                 --           --        6.51%
           Highest contract charge 1.70% Class B        $ 9.88             --                 --           --        6.01%
           All contract charges                             --            455         $    4,558         7.08%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.68             --                 --           --       (2.22)%
           Highest contract charge 1.70% Class B (e)    $ 9.32             --                 --           --       (6.61)%
           All contract charges                             --            153         $    1,423         0.17%
EQ/PIMCO Ultra Short Bond
     2015  Lowest contract charge 1.30% Class A         $ 9.45             --                 --           --       (1.56)%
           Highest contract charge 1.70% Class A        $ 9.21             --                 --           --       (2.02)%
           All contract charges                             --          2,491         $   23,337         0.51%
     2014  Lowest contract charge 1.30% Class A         $ 9.60             --                 --           --       (1.34)%
           Highest contract charge 1.70% Class A        $ 9.40             --                 --           --       (1.78)%
           All contract charges                             --          2,340         $   22,300         0.40%
2013 (ae)  Lowest contract charge 1.30% Class A         $ 9.73             --                 --           --       (1.32)%
           Highest contract charge 1.70% Class A        $ 9.57             --                 --           --       (1.64)%
           All contract charges                             --          2,328         $   22,491         0.80%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $ 9.86             --                 --           --       (0.20)%
           Highest contract charge 1.70% Class A (d)    $ 9.73             --                 --           --       (0.51)%
           All contract charges                             --            382         $    3,738         0.99%
2012 (ad)  Lowest contract charge 1.30% Class A         $ 9.86             --                 --           --        0.20%
           Highest contract charge 1.70% Class A        $ 9.73             --                 --           --       (0.31)%
           All contract charges                             --          1,581         $   15,504         0.53%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.92             --                 --           --       (0.70)%
           Highest contract charge 1.70% Class A        $ 9.76             --                 --           --       (1.61)%
           All contract charges                             --          1,850         $   18,121         0.51%
EQ/PIMCO Ultra Short Bond
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.89             --                 --           --       (1.10)%
           Highest contract charge 1.70% Class B        $ 9.86             --                 --           --       (1.99)%
           All contract charges                             --            597         $    5,742         0.51%
     2014  Lowest contract charge 1.20% Class B         $ 9.84             --                 --           --       (1.30)%
           Highest contract charge 1.70% Class B        $10.06             --                 --           --       (1.85)%
           All contract charges                             --            389         $    3,788         0.40%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $ 9.97             --                 --           --       (0.20)%
           Highest contract charge 1.70% Class B        $10.25             --                 --           --       (1.35)%
           All contract charges                             --            228         $    2,227         0.80%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.04             --                 --           --        0.55%
           Highest contract charge 1.90% Class B        $10.25             --                 --           --       (0.49)%
           All contract charges                             --         99,739         $1,034,575         0.53%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.98             --                 --           --       (1.17)%
           Highest contract charge 1.90% Class B        $10.30             --                 --           --       (2.09)%
           All contract charges                             --        110,963         $1,151,604         0.51%
EQ/Quality Bond PLUS
     2015  Lowest contract charge 1.30% Class B         $10.99             --                 --           --       (1.08)%
           Highest contract charge 1.70% Class B        $15.44             --                 --           --       (1.47)%
           All contract charges                             --          2,274         $   26,943         1.10%
     2014  Lowest contract charge 1.30% Class B         $11.11             --                 --           --        1.55%
           Highest contract charge 1.70% Class B        $15.67             --                 --           --        1.16%
           All contract charges                             --          2,077         $   25,065         1.06%
2013 (ae)  Lowest contract charge 1.30% Class B         $10.94             --                 --           --       (3.53)%
           Highest contract charge 1.70% Class B        $15.49             --                 --           --       (3.97)%
           All contract charges                             --          1,880         $   22,503         0.40%
2012 (ad)  Lowest contract charge 1.20% Class B         $17.78             --                 --           --        1.43%
           Highest contract charge 1.90% Class B        $15.51             --                 --           --        0.71%
           All contract charges                             --         38,915         $  505,313         0.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Quality Bond PLUS (Continued)
2011 (ad)  Lowest contract charge 0.95% Class B         $18.36            --                 --            --        0.27%
           Highest contract charge 1.90% Class B        $15.40            --                 --            --       (0.71)%
           All contract charges                             --        40,402           $519,876          2.32%
EQ/Real Estate PLUS
     2015  Lowest contract charge 0.65% Class B         $ 9.95            --                 --            --       (2.64)%
           Highest contract charge 1.70% Class B        $10.66            --                 --            --       (3.62)%
           All contract charges                             --           858           $  9,155          0.65%
     2014  Lowest contract charge 0.65% Class B         $10.22            --                 --            --       15.87%
           Highest contract charge 1.70% Class B        $11.06            --                 --            --       14.61%
           All contract charges                             --           522           $  5,787          8.97%
     2013  Lowest contract charge 1.30% Class B (e)     $ 9.68            --                 --            --       (3.39)%
           Highest contract charge 1.70% Class B (e)    $ 9.65            --                 --            --       (3.69)%
           All contract charges                             --           152           $  1,467          3.06%
EQ/Small Company Index
     2015  Lowest contract charge 1.30% Class A         $19.20            --                 --            --       (5.79)%
           Highest contract charge 1.70% Class A        $18.72            --                 --            --       (6.21)%
           All contract charges                             --         1,291           $ 24,592          0.89%
     2014  Lowest contract charge 1.30% Class A         $20.38            --                 --            --        3.50%
           Highest contract charge 1.70% Class A        $19.96            --                 --            --        3.10%
           All contract charges                             --         1,162           $ 23,463          0.93%
2013 (ae)  Lowest contract charge 1.30% Class A         $19.69            --                 --            --       35.61%
           Highest contract charge 1.70% Class A        $19.36            --                 --            --       35.10%
           All contract charges                             --           974           $ 19,005          1.36%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $14.52            --                 --            --        3.86%
           Highest contract charge 1.70% Class A (d)    $14.33            --                 --            --        3.54%
           All contract charges                             --           163           $  2,354          3.35%
2012 (ad)  Lowest contract charge 1.30% Class A         $14.52            --                 --            --       14.06%
           Highest contract charge 1.70% Class A        $14.33            --                 --            --       13.55%
           All contract charges                             --           308           $  4,461          1.49%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.73            --                 --            --       (5.00)%
           Highest contract charge 1.70% Class A        $12.62            --                 --            --       (5.40)%
           All contract charges                             --           272           $  3,450          0.66%
EQ/Small Company Index
     2015  Lowest contract charge 0.30% Class B (g)     $10.32            --                 --            --       (4.88)%
           Highest contract charge 1.25% Class B        $10.11            --                 --            --       (5.78)%
           All contract charges                             --           501           $  5,003          0.89%
     2014  Lowest contract charge 1.20% Class B         $10.74            --                 --            --        3.67%
           Highest contract charge 1.25% Class B        $10.73            --                 --            --        3.57%
           All contract charges                             --           249           $  2,679          0.93%
     2013  Lowest contract charge 1.25% Class B (g)     $10.36            --                 --            --        4.75%
           Highest contract charge 1.25% Class B (g)    $10.36            --                 --            --        4.75%
           All contract charges                             --             3           $     34          1.36%
EQ/T. Rowe Price Growth Stock
     2015  Lowest contract charge 0.65% Class A         $19.07            --                 --            --        9.53%
           Highest contract charge 1.70% Class A        $21.03            --                 --            --        8.35%
           All contract charges                             --         4,505           $ 96,324          0.00%
     2014  Lowest contract charge 0.65% Class A         $17.41            --                 --            --        7.94%
           Highest contract charge 1.70% Class A        $19.41            --                 --            --        6.82%
           All contract charges                             --         3,388           $ 66,665          0.00%
2013 (ae)  Lowest contract charge 0.65% Class A         $16.13            --                 --            --       37.04%
           Highest contract charge 1.70% Class A        $18.17            --                 --            --       35.60%
           All contract charges                             --         2,395           $ 44,014          0.00%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.57            --                 --            --       (0.95)%
           Highest contract charge 1.70% Class A (d)    $13.40            --                 --            --       (1.25)%
           All contract charges                             --           414           $  5,584          0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/T. Rowe Price Growth Stock (Continued)
2012 (ad)  Lowest contract charge 0.65% Class A         $11.77            --                 --            --       18.17%
           Highest contract charge 1.70% Class A        $13.40            --                 --            --       16.93%
           All contract charges                             --         1,130           $ 15,276            --
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.96            --                 --            --       (5.77)%
           Highest contract charge 1.70% Class A        $11.46            --                 --            --       (3.37)%
           All contract charges                             --           889           $ 10,249            --
EQ/T. Rowe Price Growth Stock
     2015  Lowest contract charge 1.10% Class B (u)     $10.16            --                 --            --        1.50%
           Highest contract charge 1.70% Class B        $26.26            --                 --            --        8.38%
           All contract charges                             --         2,064           $ 29,276          0.00%
     2014  Lowest contract charge 1.20% Class B         $11.23            --                 --            --        7.26%
           Highest contract charge 1.70% Class B        $24.23            --                 --            --        6.79%
           All contract charges                             --         1,415           $ 19,973          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.47            --                 --            --        5.23%
           Highest contract charge 1.70% Class B        $22.69            --                 --            --       35.54%
           All contract charges                             --           933           $ 13,678          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B         $20.15            --                 --            --       17.77%
           Highest contract charge 1.90% Class B        $15.93            --                 --            --       16.70%
           All contract charges                             --        34,500           $487,982          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B         $17.11            --                 --            --       (2.84)%
           Highest contract charge 1.90% Class B        $13.65            --                 --            --       (3.81)%
           All contract charges                             --        31,860           $385,451            --
EQ/UBS Growth & Income
     2015  Lowest contract charge 1.30% Class B         $ 3.34            --                 --            --       (2.62)%
           Highest contract charge 1.70% Class B        $ 7.93            --                 --            --       (3.06)%
           All contract charges                             --         1,120           $  6,412          0.63%
     2014  Lowest contract charge 1.30% Class B         $ 3.43            --                 --            --       12.83%
           Highest contract charge 1.70% Class B        $ 8.18            --                 --            --       12.52%
           All contract charges                             --           960           $  5,733          0.64%
2013 (ae)  Lowest contract charge 1.30% Class B         $ 3.04            --                 --            --       33.92%
           Highest contract charge 1.70% Class B        $ 7.27            --                 --            --       33.15%
           All contract charges                             --           870           $  4,909          1.10%
2012 (ad)  Lowest contract charge 1.20% Class B         $ 5.86            --                 --            --       11.41%
           Highest contract charge 1.70% Class B        $ 5.46            --                 --            --       10.98%
           All contract charges                             --        17,570           $ 79,009          0.84%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 5.26            --                 --            --       (4.01)%
           Highest contract charge 1.70% Class B        $ 4.92            --                 --            --       (4.47)%
           All contract charges                             --        17,356           $ 70,447          0.80%
EQ/Wells Fargo Omega Growth
     2015  Lowest contract charge 1.30% Class B         $14.49            --                 --            --       (0.07)%
           Highest contract charge 1.70% Class B        $14.21            --                 --            --       (0.42)%
           All contract charges                             --         5,919           $ 89,723          0.00%
     2014  Lowest contract charge 1.30% Class B         $14.50            --                 --            --        2.47%
           Highest contract charge 1.70% Class B        $14.27            --                 --            --        2.00%
           All contract charges                             --         6,403           $ 97,019          0.00%
2013 (ae)  Lowest contract charge 1.30% Class B         $14.15            --                 --            --       37.25%
           Highest contract charge 1.70% Class B        $13.99            --                 --            --       36.75%
           All contract charges                             --         5,150           $ 76,479          0.00%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.31            --                 --            --       (0.48)%
           Highest contract charge 1.70% Class B (d)    $10.23            --                 --            --       (0.78)%
           All contract charges                             --           775           $  7,971          0.03%
2012 (ad)  Lowest contract charge 0.95% Class B         $13.08            --                 --            --       19.23%
           Highest contract charge 1.90% Class B        $11.43            --                 --            --       18.08%
           All contract charges                             --        43,932           $634,754          0.01%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.97            --                 --            --       (6.72)%
           Highest contract charge 1.90% Class B        $ 9.68            --                 --            --       (7.63)%
           All contract charges                             --        40,399           $495,316            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                           Years Ended December 31,
                                                     -------------------------------------------------------------------
                                                                Units Outstanding Accumulation Unit  Investment    Total
                                                     Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                     ---------- ----------------- ----------------- ------------- --------
Federated High Income Bond Fund II
     2015  Lowest contract charge 0.30% Service
            Class                                      $ 9.98            --                 --            --       (3.01)%
           Highest contract charge 1.25% Service
            Class                                      $ 9.78            --                 --            --       (3.93)%
           All contract charges                            --           950           $  9,245          4.48%
     2014  Lowest contract charge 0.30% Service
            Class                                      $10.29            --                 --            --        2.08%
           Highest contract charge 1.25% Service
            Class                                      $10.18            --                 --            --        1.19%
           All contract charges                            --           523           $  5,327          2.87%
     2013  Lowest contract charge 1.20% Service
            Class (g)                                  $10.06            --                 --            --        0.70%
           Highest contract charge 1.25% Service
            Class (g)                                  $10.06            --                 --            --        0.70%
           All contract charges                            --            11           $    108          0.00%
Federated Kaufmann Fund II
     2015  Lowest contract charge 0.30% Service
            Class (g)                                  $12.22            --                 --            --        5.89%
           Highest contract charge 1.25% Service
            Class                                      $11.97            --                 --            --        4.82%
           All contract charges                            --           309           $  3,575          0.00%
     2014  Lowest contract charge 1.20% Service
            Class                                      $11.42            --                 --            --        8.14%
           Highest contract charge 1.25% Service
            Class                                      $11.42            --                 --            --        8.14%
           All contract charges                            --            66           $    761          0.00%
     2013  Lowest contract charge 1.20% Service
            Class (g)                                  $10.56            --                 --            --        5.39%
           Highest contract charge 1.25% Service
            Class (g)                                  $10.56            --                 --            --        5.39%
           All contract charges                            --             1           $      5          0.00%
Fidelity(R) VIP Asset Manager: Growth Portfolio
     2015  Lowest contract charge 1.30% Service
            Class 2                                    $15.25            --                 --            --       (1.49)%
           Highest contract charge 1.70% Service
            Class 2                                    $14.87            --                 --            --       (1.91)%
           All contract charges                            --            59           $    894          0.95%
     2014  Lowest contract charge 1.30% Service
            Class 2                                    $15.48            --                 --            --        4.17%
           Highest contract charge 1.70% Service
            Class 2                                    $15.16            --                 --            --        3.76%
           All contract charges                            --            59           $    926          0.63%
2013 (ae)  Lowest contract charge 0.65% Service
            Class 2                                    $13.05            --                 --            --       21.28%
           Highest contract charge 1.70% Service
            Class 2                                    $14.61            --                 --            --       20.05%
           All contract charges                            --            79           $  1,146          0.73%
2012 (ad)  Lowest contract charge 0.65% Service
            Class 2                                    $10.76            --                 --            --       14.35%
           Highest contract charge 1.70% Service
            Class 2                                    $12.17            --                 --            --       13.10%
           All contract charges                            --            80           $    956          1.16%
2011 (ad)  Lowest contract charge 1.30% Service
            Class 2                                    $10.85            --                 --            --       (7.66)%
           Highest contract charge 1.70% Service
            Class 2                                    $10.76            --                 --            --       (8.03)%
           All contract charges                            --            74           $    801          1.43%
Fidelity(R) VIP Contrafund(R) Portfolio
     2015  Lowest contract charge 0.30% Service
            Class 2                                    $11.68            --                 --            --        0.17%
           Highest contract charge 1.70% Service
            Class 2                                    $18.13            --                 --            --       (1.31)%
           All contract charges                            --         8,028           $139,805          0.93%
     2014  Lowest contract charge 0.30% Service
            Class 2                                    $11.66            --                 --            --       11.26%
           Highest contract charge 1.70% Service
            Class 2                                    $18.37            --                 --            --        9.80%
           All contract charges                            --         5,992           $107,411          0.87%
2013 (ae)  Lowest contract charge 0.65% Service
            Class 2                                    $15.10            --                 --            --       30.17%
           Highest contract charge 1.70% Service
            Class 2                                    $16.73            --                 --            --       28.69%
           All contract charges                            --         4,352           $ 73,472          1.00%
2012 (ac)  Lowest contract charge 1.30% Service
            Class 2 (d)                                $13.17            --                 --            --        2.09%
           Highest contract charge 1.70% Service
            Class 2 (d)                                $13.00            --                 --            --        1.80%
           All contract charges                            --           600           $  7,870          2.45%
2012 (ad)  Lowest contract charge 0.65% Service
            Class 2                                    $11.60            --                 --            --       15.31%
           Highest contract charge 1.70% Service
            Class 2                                    $13.00            --                 --            --       14.14%
           All contract charges                            --         2,363           $ 30,986          1.18%
2011 (ad)  Lowest contract charge 0.65% Service
            Class 2 (a)                                $10.06            --                 --            --       (6.68)%
           Highest contract charge 1.70% Service
            Class 2                                    $11.39            --                 --            --       (4.37)%
           All contract charges                            --         2,017           $ 23,085          1.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                              ------------------------------------------------------------
                                                                         Units Outstanding Accumulation Unit  Investment
                                                              Unit Value      (000's)       Values (000's)   Income Ratio*
                                                              ---------- ----------------- ----------------- -------------
Fidelity(R) VIP Freedom 2015 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.11          --                  --             --
           Highest contract charge 1.70% Service Class 2        $11.87          --                  --             --
           All contract charges                                     --          60              $  717           1.52%
     2014  Lowest contract charge 1.30% Service Class 2         $12.33          --                  --             --
           Highest contract charge 1.70% Service Class 2        $12.14          --                  --             --
           All contract charges                                     --          67              $  825           1.29%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $11.96          --                  --             --
           Highest contract charge 1.70% Service Class 2        $11.82          --                  --             --
           All contract charges                                     --          77              $  904           1.56%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.62          --                  --             --
           Highest contract charge 1.70% Service Class 2        $10.54          --                  --             --
           All contract charges                                     --          71              $  745           1.91%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.62          --                  --             --
           Highest contract charge 1.70% Service Class 2 (a)    $ 9.58          --                  --             --
           All contract charges                                     --          46              $  442           2.91%
Fidelity(R) VIP Freedom 2020 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.27          --                  --             --
           Highest contract charge 1.70% Service Class 2 (a)    $12.03          --                  --             --
           All contract charges                                     --          95              $1,162           2.06%
     2014  Lowest contract charge 1.30% Service Class 2         $12.49          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.32          --                  --             --
           All contract charges                                     --          56              $  702           1.34%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $12.10          --                  --             --
           Highest contract charge 1.65% Service Class 2        $11.98          --                  --             --
           All contract charges                                     --          62              $  747           1.60%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.60          --                  --             --
           Highest contract charge 1.65% Service Class 2        $10.53          --                  --             --
           All contract charges                                     --          66              $  686           2.02%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.50          --                  --             --
           Highest contract charge 1.65% Service Class 2 (a)    $ 9.47          --                  --             --
           All contract charges                                     --          48              $  455           5.03%
Fidelity(R) VIP Freedom 2025 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.72          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.50          --                  --             --
           All contract charges                                     --          78              $  981           1.61%
     2014  Lowest contract charge 1.30% Service Class 2         $12.95          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.77          --                  --             --
           All contract charges                                     --          70              $  916           1.39%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $12.52          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.39          --                  --             --
           All contract charges                                     --          73              $  907           1.85%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.59          --                  --             --
           Highest contract charge 1.65% Service Class 2        $10.52          --                  --             --
           All contract charges                                     --          33              $  359           2.07%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.35          --                  --             --
           Highest contract charge 1.65% Service Class 2 (a)    $ 9.32          --                  --             --
           All contract charges                                     --          13              $  118           5.69%
Fidelity(R) VIP Freedom 2030 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.83          --                  --             --
           Highest contract charge 1.70% Service Class 2        $12.57          --                  --             --
           All contract charges                                     --          65              $  839           1.45%
     2014  Lowest contract charge 1.30% Service Class 2         $13.06          --                  --             --
           Highest contract charge 1.70% Service Class 2        $12.86          --                  --             --
           All contract charges                                     --          64              $  840           1.76%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $12.64          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.51          --                  --             --
           All contract charges                                     --          49              $  614           1.73%

-------
 Total
Return**
--------

Lowest contract charge 1.30% Service Class 2        (1.78)%
Highest contract charge 1.70% Service Class 2       (2.22)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.09%
Highest contract charge 1.70% Service Class 2        2.71%
All contract charges
Lowest contract charge 1.30% Service Class 2        12.62%
Highest contract charge 1.70% Service Class 2       12.14%
All contract charges
Lowest contract charge 1.30% Service Class 2        10.40%
Highest contract charge 1.70% Service Class 2       10.02%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)    (3.90)%
Highest contract charge 1.70% Service Class 2 (a)   (4.30)%
All contract charges

Lowest contract charge 1.30% Service Class 2        (1.76)%
Highest contract charge 1.70% Service Class 2 (a)   (2.20)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.22%
Highest contract charge 1.65% Service Class 2        2.84%
All contract charges
Lowest contract charge 1.30% Service Class 2        14.15%
Highest contract charge 1.65% Service Class 2       13.77%
All contract charges
Lowest contract charge 1.30% Service Class 2        11.58%
Highest contract charge 1.65% Service Class 2       11.19%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)    (5.00)%
Highest contract charge 1.65% Service Class 2 (a)   (5.30)%
All contract charges

Lowest contract charge 1.30% Service Class 2        (1.78)%
Highest contract charge 1.65% Service Class 2       (2.11)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.43%
Highest contract charge 1.65% Service Class 2        3.07%
All contract charges
Lowest contract charge 1.30% Service Class 2        18.22%
Highest contract charge 1.65% Service Class 2       17.78%
All contract charges
Lowest contract charge 1.30% Service Class 2        13.26%
Highest contract charge 1.65% Service Class 2       12.88%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)    (6.41)%
Highest contract charge 1.65% Service Class 2 (a)   (6.71)%
All contract charges

Lowest contract charge 1.30% Service Class 2        (1.76)%
Highest contract charge 1.70% Service Class 2       (2.26)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.32%
Highest contract charge 1.70% Service Class 2        2.96%
All contract charges
Lowest contract charge 1.30% Service Class 2        19.81%
Highest contract charge 1.65% Service Class 2       19.37%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                     Years Ended December 31,
                                                              ------------------------------------------------------------
                                                                         Units Outstanding Accumulation Unit  Investment
                                                              Unit Value      (000's)       Values (000's)   Income Ratio*
                                                              ---------- ----------------- ----------------- -------------
Fidelity(R) VIP Freedom 2030 Portfolio (Continued)
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.55            --                 --            --
           Highest contract charge 1.65% Service Class 2        $10.48            --                 --            --
           All contract charges                                     --            31            $   322          2.22%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.28            --                 --            --
           Highest contract charge 1.65% Service Class 2 (a)    $ 9.25            --                 --            --
           All contract charges                                     --            18            $   168          4.18%
Fidelity(R) VIP Mid Cap Portfolio
     2015  Lowest contract charge 0.30% Service Class 2 (g)     $10.92            --                 --            --
           Highest contract charge 1.70% Service Class 2        $17.07            --                 --            --
           All contract charges                                     --         3,700            $59,517          0.28%
     2014  Lowest contract charge 0.65% Service Class 2         $14.56            --                 --            --
           Highest contract charge 1.70% Service Class 2        $17.66            --                 --            --
           All contract charges                                     --         2,761            $47,363          0.02%
2013 (ae)  Lowest contract charge 0.65% Service Class 2         $13.82            --                 --            --
           Highest contract charge 1.70% Service Class 2        $16.94            --                 --            --
           All contract charges                                     --         1,859            $31,753          0.33%
2012 (ac)  Lowest contract charge 1.30% Service Class 2 (d)     $12.84            --                 --            --
           Highest contract charge 1.70% Service Class 2 (d)    $12.68            --                 --            --
           All contract charges                                     --           217            $ 2,768          0.84%
2012 (ad)  Lowest contract charge 0.65% Service Class 2         $10.24            --                 --            --
           Highest contract charge 1.70% Service Class 2        $12.68            --                 --            --
           All contract charges                                     --           995            $12,716          0.40%
2011 (ad)  Lowest contract charge 0.65% Service Class 2 (a)     $ 9.00            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.26            --                 --            --
           All contract charges                                     --           890            $10,073          0.03%
Fidelity(R) VIP Strategic Income Portfolio
     2015  Lowest contract charge 0.30% Service Class 2 (g)     $10.03            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.63            --                 --            --
           All contract charges                                     --         6,084            $68,880          2.91%
     2014  Lowest contract charge 0.65% Service Class 2         $11.35            --                 --            --
           Highest contract charge 1.70% Service Class 2        $12.07            --                 --            --
           All contract charges                                     --         4,647            $54,833          3.55%
2013 (ae)  Lowest contract charge 1.30% Service Class 2 (g)     $ 9.94            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.87            --                 --            --
           All contract charges                                     --         3,045            $36,493          4.28%
2012 (ac)  Lowest contract charge 1.30% Service Class 2 (d)     $12.23            --                 --            --
           Highest contract charge 1.70% Service Class 2 (d)    $12.07            --                 --            --
           All contract charges                                     --           499            $ 6,081          7.15%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $12.23            --                 --            --
           Highest contract charge 1.70% Service Class 2        $12.07            --                 --            --
           All contract charges                                     --         2,015            $24,501          3.66%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $11.24            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.14            --                 --            --
           All contract charges                                     --         1,512            $16,925          5.63%
First Trust Multi Income Allocation Portfolio
     2015  Lowest contract charge 1.10% Class I Shares (u)      $ 9.42            --                 --            --
           Highest contract charge 1.70% Class I Shares         $ 9.64            --                 --            --
           All contract charges                                     --           235            $ 2,284          2.74%
     2014  Lowest contract charge 1.20% Class I Shares (i)      $10.16            --                 --            --
           Highest contract charge 1.70% Class I Shares (i)     $10.13            --                 --            --
           All contract charges                                     --            54            $   558          1.33%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
     2015  Lowest contract charge 1.10% Class I Shares (u)      $ 9.78            --                 --            --
           Highest contract charge 1.70% Class I Shares         $12.17            --                 --            --
           All contract charges                                     --         1,665            $19,927          2.64%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Service Class 2         13.69%
Highest contract charge 1.65% Service Class 2        13.30%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)     (6.92)%
Highest contract charge 1.65% Service Class 2 (a)    (7.22)%
All contract charges

Lowest contract charge 0.30% Service Class 2 (g)     (1.89)%
Highest contract charge 1.70% Service Class 2        (3.34)%
All contract charges
Lowest contract charge 0.65% Service Class 2          5.35%
Highest contract charge 1.70% Service Class 2         4.25%
All contract charges
Lowest contract charge 0.65% Service Class 2         34.96%
Highest contract charge 1.70% Service Class 2        33.60%
All contract charges
Lowest contract charge 1.30% Service Class 2 (d)      1.10%
Highest contract charge 1.70% Service Class 2 (d)     0.79%
All contract charges
Lowest contract charge 0.65% Service Class 2         13.78%
Highest contract charge 1.70% Service Class 2        12.61%
All contract charges
Lowest contract charge 0.65% Service Class 2 (a)    (12.54)%
Highest contract charge 1.70% Service Class 2       (12.37)%
All contract charges

Lowest contract charge 0.30% Service Class 2 (g)     (2.24)%
Highest contract charge 1.70% Service Class 2        (3.65)%
All contract charges
Lowest contract charge 0.65% Service Class 2          2.71%
Highest contract charge 1.70% Service Class 2         1.68%
All contract charges
Lowest contract charge 1.30% Service Class 2 (g)     (0.10)%
Highest contract charge 1.70% Service Class 2        (1.66)%
All contract charges
Lowest contract charge 1.30% Service Class 2 (d)      4.80%
Highest contract charge 1.70% Service Class 2 (d)     4.50%
All contract charges
Lowest contract charge 1.30% Service Class 2          8.81%
Highest contract charge 1.70% Service Class 2         8.35%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)      3.12%
Highest contract charge 1.70% Service Class 2         2.67%
All contract charges

Lowest contract charge 1.10% Class I Shares (u)      (5.23)%
Highest contract charge 1.70% Class I Shares         (4.84)%
All contract charges
Lowest contract charge 1.20% Class I Shares (i)       2.11%
Highest contract charge 1.70% Class I Shares (i)      1.81%
All contract charges

Lowest contract charge 1.10% Class I Shares (u)      (1.91)%
Highest contract charge 1.70% Class I Shares         (1.62)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                              ------------------------------------------------------------
                                                                         Units Outstanding Accumulation Unit  Investment
                                                              Unit Value      (000's)       Values (000's)   Income Ratio*
                                                              ---------- ----------------- ----------------- -------------
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Continued)
     2014   Lowest contract charge 1.20% Class I Shares         $11.01            --                 --             --
            Highest contract charge 1.70% Class I Shares        $12.37            --                 --             --
            All contract charges                                    --           795            $ 9,688           0.96%
     2013   Lowest contract charge 1.20% Class I Shares (g)     $10.13            --                 --             --
            Highest contract charge 1.70% Class I Shares        $11.44            --                 --             --
            All contract charges                                    --           324            $ 3,696           1.72%
     2012   Lowest contract charge 1.30% Class I Shares (d)     $10.35            --                 --             --
            Highest contract charge 1.70% Class I Shares (d)    $10.32            --                 --             --
            All contract charges                                    --            55            $   575           2.79%
Franklin Founding Funds Allocation VIP Fund
     2015   Lowest contract charge 0.65% Class 2                $13.23            --                 --             --
            Highest contract charge 1.70% Class 2               $13.16            --                 --             --
            All contract charges                                    --         1,405            $17,143           2.85%
     2014   Lowest contract charge 0.65% Class 2                $14.20            --                 --             --
            Highest contract charge 1.70% Class 2               $14.28            --                 --             --
            All contract charges                                    --         1,440            $19,384           2.72%
2013 (ae)   Lowest contract charge 1.20% Class 2 (g)            $10.23            --                 --             --
            Highest contract charge 1.70% Class 2               $14.12            --                 --             --
            All contract charges                                    --           641            $ 9,134          11.93%
2012 (ac)   Lowest contract charge 1.30% Class 2 (d)            $11.75            --                 --             --
            Highest contract charge 1.65% Class 2 (d)           $11.62            --                 --             --
            All contract charges                                    --            27            $   321           0.00%
2012 (ad)   Lowest contract charge 1.30% Class 2                $11.75            --                 --             --
            Highest contract charge 1.70% Class 2               $11.61            --                 --             --
            All contract charges                                    --           158            $ 1,847           2.77%
2011 (ad)   Lowest contract charge 1.30% Class 2                $10.32            --                 --             --
            Highest contract charge 1.70% Class 2               $10.24            --                 --             --
            All contract charges                                    --           141            $ 1,446           0.01%
Franklin Income VIP Fund
     2015   Lowest contract charge 0.65% Class 2                $12.52            --                 --             --
            Highest contract charge 1.70% Class 2               $12.70            --                 --             --
            All contract charges                                    --         6,154            $72,293           4.74%
     2014   Lowest contract charge 0.65% Class 2                $13.55            --                 --             --
            Highest contract charge 1.70% Class 2               $13.90            --                 --             --
            All contract charges                                    --         5,180            $66,764           4.72%
2013 (ae)   Lowest contract charge 1.30% Class 2                $13.04            --                 --             --
            Highest contract charge 1.70% Class 2               $13.52            --                 --             --
            All contract charges                                    --         2,211            $29,986           5.98%
2012 (ac)   Lowest contract charge 1.30% Class 2 (d)            $12.22            --                 --             --
            Highest contract charge 1.70% Class 2 (d)           $12.07            --                 --             --
            All contract charges                                    --           322            $ 3,901           0.53%
2012 (ad)   Lowest contract charge 1.30% Class 2                $12.22            --                 --             --
            Highest contract charge 1.70% Class 2               $12.07            --                 --             --
            All contract charges                                    --           796            $ 9,655           6.60%
2011 (ad)   Lowest contract charge 1.30% Class 2                $10.99            --                 --             --
            Highest contract charge 1.70% Class 2               $10.90            --                 --             --
            All contract charges                                    --           577            $ 6,314           5.60%
Franklin Mutual Shares VIP Fund
     2015   Lowest contract charge 1.10% Class 2 (u)            $ 9.02            --                 --             --
            Highest contract charge 1.70% Class 2               $14.50            --                 --             --
            All contract charges                                    --           898            $12,751           3.14%
     2014   Lowest contract charge 1.20% Class 2                $10.92            --                 --             --
            Highest contract charge 1.70% Class 2               $15.51            --                 --             --
            All contract charges                                    --           869            $13,443           2.07%

-------
 Total
Return**
--------

Lowest contract charge 1.20% Class I Shares         8.69%
Highest contract charge 1.70% Class I Shares        8.13%
All contract charges
Lowest contract charge 1.20% Class I Shares (g)     1.10%
Highest contract charge 1.70% Class I Shares       10.85%
All contract charges
Lowest contract charge 1.30% Class I Shares (d)     3.50%
Highest contract charge 1.70% Class I Shares (d)    3.30%
All contract charges

Lowest contract charge 0.65% Class 2               (6.83)%
Highest contract charge 1.70% Class 2              (7.84)%
All contract charges
Lowest contract charge 0.65% Class 2                2.23%
Highest contract charge 1.70% Class 2               1.13%
All contract charges
Lowest contract charge 1.20% Class 2 (g)            1.49%
Highest contract charge 1.70% Class 2              21.62%
All contract charges
Lowest contract charge 1.30% Class 2 (d)            6.92%
Highest contract charge 1.65% Class 2 (d)           6.61%
All contract charges
Lowest contract charge 1.30% Class 2               13.86%
Highest contract charge 1.70% Class 2              13.38%
All contract charges
Lowest contract charge 1.30% Class 2               (2.82)%
Highest contract charge 1.70% Class 2              (3.21)%
All contract charges

Lowest contract charge 0.65% Class 2               (7.60)%
Highest contract charge 1.70% Class 2              (8.63)%
All contract charges
Lowest contract charge 0.65% Class 2                3.91%
Highest contract charge 1.70% Class 2               2.81%
All contract charges
Lowest contract charge 1.30% Class 2               13.19%
Highest contract charge 1.70% Class 2              12.01%
All contract charges
Lowest contract charge 1.30% Class 2 (d)            6.26%
Highest contract charge 1.70% Class 2 (d)           5.88%
All contract charges
Lowest contract charge 1.30% Class 2               11.19%
Highest contract charge 1.70% Class 2              10.73%
All contract charges
Lowest contract charge 1.30% Class 2                1.10%
Highest contract charge 1.70% Class 2               0.65%
All contract charges

Lowest contract charge 1.10% Class 2 (u)           (9.71)%
Highest contract charge 1.70% Class 2              (6.51)%
All contract charges
Lowest contract charge 1.20% Class 2                5.81%
Highest contract charge 1.70% Class 2               5.30%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Franklin Mutual Shares VIP Fund (Continued)
2013 (ae)  Lowest contract charge 1.20% Class 2 (g)            $10.32            --                 --            --
           Highest contract charge 1.70% Class 2               $14.73            --                 --            --
           All contract charges                                    --           730            $10,864          2.26%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $11.83            --                 --            --
           Highest contract charge 1.65% Class 2 (d)           $11.70            --                 --            --
           All contract charges                                    --            74            $   870          2.03%
2012 (ad)  Lowest contract charge 1.30% Class 2                $11.83            --                 --            --
           Highest contract charge 1.70% Class 2               $11.68            --                 --            --
           All contract charges                                    --           594            $ 6,988          2.13%
2011 (ad)  Lowest contract charge 1.30% Class 2                $10.49            --                 --            --
           Highest contract charge 1.70% Class 2               $10.40            --                 --            --
           All contract charges                                    --           539            $ 5,643          2.86%
Franklin Rising Dividends VIP Fund
     2015  Lowest contract charge 0.30% Class 2                $10.75            --                 --            --
           Highest contract charge 1.70% Class 2               $12.07            --                 --            --
           All contract charges                                    --         3,813            $44,928          1.44%
     2014  Lowest contract charge 0.30% Class 2                $11.19            --                 --            --
           Highest contract charge 1.70% Class 2               $12.74            --                 --            --
           All contract charges                                    --         3,177            $39,577          1.29%
     2013  Lowest contract charge 1.20% Class 2 (g)            $10.31            --                 --            --
           Highest contract charge 1.70% Class 2 (e)           $11.92            --                 --            --
           All contract charges                                    --         1,457            $17,336          0.56%
Franklin Strategic Income VIP Fund
     2015  Lowest contract charge 0.65% Class 2                $11.24            --                 --            --
           Highest contract charge 1.70% Class 2               $11.88            --                 --            --
           All contract charges                                    --         4,649            $56,137          6.46%
     2014  Lowest contract charge 1.30% Class 2                $12.84            --                 --            --
           Highest contract charge 1.70% Class 2               $12.57            --                 --            --
           All contract charges                                    --         4,121            $52,504          5.75%
2013 (ae)  Lowest contract charge 1.30% Class 2                $12.77            --                 --            --
           Highest contract charge 1.70% Class 2               $12.55            --                 --            --
           All contract charges                                    --         2,705            $34,333          6.10%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $12.52            --                 --            --
           Highest contract charge 1.70% Class 2 (d)           $12.36            --                 --            --
           All contract charges                                    --           384            $ 4,770          1.55%
2012 (ad)  Lowest contract charge 0.65% Class 2                $11.33            --                 --            --
           Highest contract charge 1.70% Class 2               $12.36            --                 --            --
           All contract charges                                    --         1,359            $16,935          7.04%
2011 (ad)  Lowest contract charge 1.30% Class 2                $11.25            --                 --            --
           Highest contract charge 1.70% Class 2               $11.15            --                 --            --
           All contract charges                                    --         1,039            $11,646          5.65%
Goldman Sachs VIT Mid Cap Value Fund
     2015  Lowest contract charge 0.65% Service Shares         $15.31            --                 --            --
           Highest contract charge 1.70% Service Shares        $17.67            --                 --            --
           All contract charges                                    --         1,675            $30,099          0.12%
     2014  Lowest contract charge 0.65% Service Shares         $17.03            --                 --            --
           Highest contract charge 1.70% Service Shares        $19.87            --                 --            --
           All contract charges                                    --         1,494            $30,097          0.90%
2013 (ae)  Lowest contract charge 0.65% Service Shares         $15.13            --                 --            --
           Highest contract charge 1.70% Service Shares        $17.84            --                 --            --
           All contract charges                                    --         1,090            $19,669          0.74%
2012 (ac)  Lowest contract charge 1.30% Service Shares (d)     $13.87            --                 --            --
           Highest contract charge 1.70% Service Shares (d)    $13.69            --                 --            --
           All contract charges                                    --           131            $ 1,798          2.06%
2012 (ad)  Lowest contract charge 0.65% Service Shares         $11.49            --                 --            --
           Highest contract charge 1.70% Service Shares        $13.69            --                 --            --
           All contract charges                                    --           597            $ 8,245          0.98%

--------
 Total
Return**
--------

Lowest contract charge 1.20% Class 2 (g)             2.18%
Highest contract charge 1.70% Class 2               26.11%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             5.06%
Highest contract charge 1.65% Class 2 (d)            4.74%
All contract charges
Lowest contract charge 1.30% Class 2                12.77%
Highest contract charge 1.70% Class 2               12.31%
All contract charges
Lowest contract charge 1.30% Class 2                (2.33)%
Highest contract charge 1.70% Class 2               (2.80)%
All contract charges

Lowest contract charge 0.30% Class 2                (3.93)%
Highest contract charge 1.70% Class 2               (5.26)%
All contract charges
Lowest contract charge 0.30% Class 2                 8.43%
Highest contract charge 1.70% Class 2                6.88%
All contract charges
Lowest contract charge 1.20% Class 2 (g)             1.78%
Highest contract charge 1.70% Class 2 (e)           18.61%
All contract charges

Lowest contract charge 0.65% Class 2                (4.50)%
Highest contract charge 1.70% Class 2               (5.49)%
All contract charges
Lowest contract charge 1.30% Class 2                 0.55%
Highest contract charge 1.70% Class 2                0.16%
All contract charges
Lowest contract charge 1.30% Class 2                 2.00%
Highest contract charge 1.70% Class 2                1.54%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             5.65%
Highest contract charge 1.70% Class 2 (d)            5.37%
All contract charges
Lowest contract charge 0.65% Class 2                11.96%
Highest contract charge 1.70% Class 2               10.85%
All contract charges
Lowest contract charge 1.30% Class 2                 1.26%
Highest contract charge 1.70% Class 2                0.81%
All contract charges

Lowest contract charge 0.65% Service Shares        (10.10)%
Highest contract charge 1.70% Service Shares       (11.07)%
All contract charges
Lowest contract charge 0.65% Service Shares         12.56%
Highest contract charge 1.70% Service Shares        11.38%
All contract charges
Lowest contract charge 0.65% Service Shares         31.68%
Highest contract charge 1.70% Service Shares        30.31%
All contract charges
Lowest contract charge 1.30% Service Shares (d)      4.68%
Highest contract charge 1.70% Service Shares (d)     4.42%
All contract charges
Lowest contract charge 0.65% Service Shares         17.36%
Highest contract charge 1.70% Service Shares        16.12%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Goldman Sachs VIT Mid Cap Value Fund (Continued)
2011 (ad)  Lowest contract charge 0.65% Service Shares (a)    $ 9.79            --                 --            --
           Highest contract charge 1.70% Service Shares       $11.79            --                 --            --
           All contract charges                                   --           542            $ 6,426          0.75%
Guggenheim VIF Global Managed Futures Strategy Fund
     2015  Lowest contract charge 1.10% Common Shares (u)     $ 9.28            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 8.40            --                 --            --
           All contract charges                                   --           206            $ 2,030          2.39%
     2014  Lowest contract charge 1.20% Common Shares         $11.53            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 8.68            --                 --            --
           All contract charges                                   --           122            $ 1,204          0.00%
2013 (ae)  Lowest contract charge 1.20% Common Shares (g)     $10.42            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 7.88            --                 --            --
           All contract charges                                   --            75            $   604          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $ 7.87            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 7.81            --                 --            --
           All contract charges                                   --            83            $   646          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares (a)     $ 8.98            --                 --            --
           Highest contract charge 1.70% Common Shares (a)    $ 8.95            --                 --            --
           All contract charges                                   --            41            $   371            --
Guggenheim VIF Multi-Hedge Strategies Fund
     2015  Lowest contract charge 1.30% Common Shares         $ 9.81            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.62            --                 --            --
           All contract charges                                   --            93            $   901          0.66%
     2014  Lowest contract charge 1.30% Common Shares         $ 9.76            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.60            --                 --            --
           All contract charges                                   --            84            $   814          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares         $ 9.45            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.34            --                 --            --
           All contract charges                                   --            81            $   768          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $ 9.41            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.34            --                 --            --
           All contract charges                                   --            60            $   565          0.58%
Hartford Capital Appreciation HLS Fund
     2015  Lowest contract charge 0.30% Class IC (i)          $10.22            --                 --            --
           Highest contract charge 1.70% Class IC             $ 9.99            --                 --            --
           All contract charges                                   --           977            $ 9,786          0.97%
     2014  Lowest contract charge 1.20% Class IC (i)          $10.14            --                 --            --
           Highest contract charge 1.70% Class IC (i)         $10.11            --                 --            --
           All contract charges                                   --           171            $ 1,727          1.82%
Hartford Growth Opportunities HLS Fund
     2015  Lowest contract charge 0.30% Class IC (i)          $12.04            --                 --            --
           Highest contract charge 1.70% Class IC             $11.77            --                 --            --
           All contract charges                                   --         1,740            $20,369          0.00%
     2014  Lowest contract charge 1.20% Class IC (i)          $10.80            --                 --            --
           Highest contract charge 1.70% Class IC (i)         $10.77            --                 --            --
           All contract charges                                   --           149            $ 1,604          0.06%
Invesco V.I. American Franchise Fund
     2015  Lowest contract charge 1.30% Series II             $20.93            --                 --            --
           Highest contract charge 1.70% Series II            $20.41            --                 --            --
           All contract charges                                   --            42            $   869          0.00%
     2014  Lowest contract charge 1.30% Series II             $20.24            --                 --            --
           Highest contract charge 1.70% Series II            $19.82            --                 --            --
           All contract charges                                   --            23            $   441          0.00%
2013 (ae)  Lowest contract charge 1.30% Series II             $18.96            --                 --            --
           Highest contract charge 1.70% Series II            $18.64            --                 --            --
           All contract charges                                   --            54            $ 1,013          0.19%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Service Shares (a)   (10.35)%
Highest contract charge 1.70% Service Shares       (8.18)%
All contract charges

Lowest contract charge 1.10% Common Shares (u)     (5.50)%
Highest contract charge 1.70% Common Shares        (3.23)%
All contract charges
Lowest contract charge 1.20% Common Shares         10.65%
Highest contract charge 1.70% Common Shares        10.15%
All contract charges
Lowest contract charge 1.20% Common Shares (g)      3.17%
Highest contract charge 1.70% Common Shares         0.90%
All contract charges
Lowest contract charge 1.30% Common Shares        (12.36)%
Highest contract charge 1.70% Common Shares       (12.74)%
All contract charges
Lowest contract charge 1.30% Common Shares (a)     (9.38)%
Highest contract charge 1.70% Common Shares (a)    (9.69)%
All contract charges

Lowest contract charge 1.30% Common Shares          0.51%
Highest contract charge 1.70% Common Shares         0.21%
All contract charges
Lowest contract charge 1.30% Common Shares          3.28%
Highest contract charge 1.70% Common Shares         2.78%
All contract charges
Lowest contract charge 1.30% Common Shares          0.43%
Highest contract charge 1.70% Common Shares         0.00%
All contract charges
Lowest contract charge 1.30% Common Shares          0.11%
Highest contract charge 1.70% Common Shares        (0.11)%
All contract charges

Lowest contract charge 0.30% Class IC (i)           0.20%
Highest contract charge 1.70% Class IC             (1.19)%
All contract charges
Lowest contract charge 1.20% Class IC (i)           1.91%
Highest contract charge 1.70% Class IC (i)          1.61%
All contract charges

Lowest contract charge 0.30% Class IC (i)          10.87%
Highest contract charge 1.70% Class IC              9.29%
All contract charges
Lowest contract charge 1.20% Class IC (i)           8.22%
Highest contract charge 1.70% Class IC (i)          7.92%
All contract charges

Lowest contract charge 1.30% Series II              3.41%
Highest contract charge 1.70% Series II             2.98%
All contract charges
Lowest contract charge 1.30% Series II              6.75%
Highest contract charge 1.70% Series II             6.33%
All contract charges
Lowest contract charge 1.30% Series II             37.99%
Highest contract charge 1.70% Series II            37.36%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
Invesco V.I. American Franchise Fund (Continued)
2012 (ad)  Lowest contract charge 1.30% Series II         $13.74            --                 --            --       (2.90)%
           Highest contract charge 1.70% Series II        $13.57            --                 --            --       (3.07)%
           All contract charges                               --            28            $   367          0.00%
Invesco V.I. Balanced-Risk Allocation Fund
     2015  Lowest contract charge 1.10% Series II (u)     $ 9.11            --                 --            --       (7.14)%
           Highest contract charge 1.25% Series II        $ 9.67            --                 --            --       (5.66)%
           All contract charges                               --           492            $ 4,743          4.19%
     2014  Lowest contract charge 1.20% Series II         $10.25            --                 --            --        4.38%
           Highest contract charge 1.25% Series II        $10.25            --                 --            --        4.38%
           All contract charges                               --           285            $ 2,918          0.00%
     2013  Lowest contract charge 1.20% Series II (g)     $ 9.82            --                 --            --       (0.61)%
           Highest contract charge 1.25% Series II (g)    $ 9.82            --                 --            --       (0.61)%
           All contract charges                               --            46            $   448          0.00%
Invesco V.I. Diversified Dividend Fund
     2015  Lowest contract charge 1.30% Series II         $17.67            --                 --            --        0.51%
           Highest contract charge 1.70% Series II        $15.37            --                 --            --        0.07%
           All contract charges                               --         2,212            $37,467          1.79%
     2014  Lowest contract charge 1.30% Series II         $17.58            --                 --            --       11.05%
           Highest contract charge 1.70% Series II        $15.36            --                 --            --       10.66%
           All contract charges                               --           965            $16,416          1.62%
2013 (ae)  Lowest contract charge 1.30% Series II         $15.83            --                 --            --       29.12%
           Highest contract charge 1.70% Series II        $13.88            --                 --            --       28.52%
           All contract charges                               --           674            $10,334          2.45%
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $12.26            --                 --            --        6.52%
           Highest contract charge 1.65% Series II (d)    $10.80            --                 --            --        6.19%
           All contract charges                               --            79            $   907          1.88%
2012 (ad)  Lowest contract charge 1.30% Series II         $12.26            --                 --            --       16.76%
           Highest contract charge 1.70% Series II        $12.11            --                 --            --       16.33%
           All contract charges                               --           179            $ 2,187          2.07%
2011 (ad)  Lowest contract charge 1.30% Series II         $10.50            --                 --            --       (8.70)%
           Highest contract charge 1.70% Series II        $10.41            --                 --            --       (8.92)%
           All contract charges                               --           110            $ 1,155          0.14%
Invesco V.I. Equity and Income Fund
     2015  Lowest contract charge 1.30 % Series II (q)    $ 9.57            --                 --            --       (4.49)%
           Highest contract charge 1.70% Series II (q)    $ 9.53            --                 --            --       (4.89)%
           All contract charges                               --           462            $ 4,421          3.43%
Invesco V.I. Global Health Care Fund
     2015  Lowest contract charge 0.30% Series II (g)     $12.97            --                 --            --        2.53%
           Highest contract charge 1.25% Series II        $12.71            --                 --            --        1.60%
           All contract charges                               --           290            $ 3,491          0.00%
     2014  Lowest contract charge 1.20% Series II         $12.51            --                 --            --       17.91%
           Highest contract charge 1.25% Series II        $12.51            --                 --            --       17.91%
           All contract charges                               --            83            $ 1,035          0.00%
     2013  Lowest contract charge 1.20% Series II (g)     $10.61            --                 --            --        4.53%
           Highest contract charge 1.25% Series II (g)    $10.61            --                 --            --        4.53%
           All contract charges                               --            --            $     2          0.00%
Invesco V.I. Global Real Estate Fund
     2015  Lowest contract charge 0.30% Series II (g)     $10.65            --                 --            --       (2.11)%
           Highest contract charge 1.70% Series II        $14.83            --                 --            --       (3.45)%
           All contract charges                               --         5,226            $75,807          3.43%
     2014  Lowest contract charge 0.65% Series II         $13.21            --                 --            --       13.59%
           Highest contract charge 1.70% Series II        $15.36            --                 --            --       12.45%
           All contract charges                               --         4,488            $68,108          1.53%
2013 (ae)  Lowest contract charge 0.65% Series II         $11.63            --                 --            --        1.84%
           Highest contract charge 1.70% Series II        $13.66            --                 --            --        0.66%
           All contract charges                               --         3,351            $46,150          4.09%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
Invesco V.I. Global Real Estate Fund (Continued)
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $13.74            --                 --            --       10.54%
           Highest contract charge 1.70% Series II (d)    $13.57            --                 --            --       10.24%
           All contract charges                               --           424            $ 5,805          0.53%
2012 (ad)  Lowest contract charge 0.65% Series II         $11.42            --                 --            --       27.03%
           Highest contract charge 1.70% Series II        $13.57            --                 --            --       25.65%
           All contract charges                               --         1,829            $25,035          0.48%
2011 (ad)  Lowest contract charge 0.65% Series II (a)     $ 8.99            --                 --            --       (9.28)%
           Highest contract charge 1.70% Series II        $10.80            --                 --            --       (8.24)%
           All contract charges                               --         1,479            $16,049          4.81%
Invesco V.I. High Yield Fund
     2015  Lowest contract charge 0.30% Series II         $ 9.87            --                 --            --       (3.71)%
           Highest contract charge 1.70% Series II        $11.05            --                 --            --       (4.99)%
           All contract charges                               --         2,968            $31,929          5.68%
     2014  Lowest contract charge 0.30% Series II         $10.25            --                 --            --        1.28%
           Highest contract charge 1.70% Series II        $11.63            --                 --            --       (0.17)%
           All contract charges                               --         2,245            $25,344          5.18%
2013 (ae)  Lowest contract charge 0.65% Series II         $12.31            --                 --            --        6.12%
           Highest contract charge 1.70% Series II        $11.65            --                 --            --        4.95%
           All contract charges                               --         1,141            $13,370          5.59%
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $11.19            --                 --            --        7.80%
           Highest contract charge 1.70% Series II (d)    $11.10            --                 --            --        7.45%
           All contract charges                               --           254            $ 2,826          6.30%
2012 (ad)  Lowest contract charge 0.65% Series II         $11.60            --                 --            --       16.12%
           Highest contract charge 1.70% Series II        $11.10            --                 --            --       14.91%
           All contract charges                               --           402            $ 4,476          5.97%
2011 (ad)  Lowest contract charge 0.65% Series II (a)     $ 9.99            --                 --            --       (1.28)%
           Highest contract charge 1.70% Series II (a)    $ 9.66            --                 --            --       (3.69)%
           All contract charges                               --           207            $ 2,006          1.33%
Invesco V.I. International Growth Fund
     2015  Lowest contract charge 0.30% Series II         $ 9.87            --                 --            --       (2.95)%
           Highest contract charge 1.70% Series II        $12.91            --                 --            --       (4.30)%
           All contract charges                               --         3,333            $42,225          1.35%
     2014  Lowest contract charge 0.30% Series II         $10.17            --                 --            --       (0.20)%
           Highest contract charge 1.70% Series II        $13.49            --                 --            --       (1.60)%
           All contract charges                               --         2,657            $35,667          1.51%
2013 (ae)  Lowest contract charge 0.65% Series II         $12.41            --                 --            --       17.97%
           Highest contract charge 1.70% Series II        $13.71            --                 --            --       16.68%
           All contract charges                               --         1,890            $26,203          1.12%
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $11.90            --                 --            --        4.11%
           Highest contract charge 1.70% Series II (d)    $11.75            --                 --            --        3.80%
           All contract charges                               --           256            $ 3,037          1.55%
2012 (ad)  Lowest contract charge 0.65% Series II         $10.52            --                 --            --       14.47%
           Highest contract charge 1.70% Series II        $11.75            --                 --            --       13.31%
           All contract charges                               --         1,048            $12,413          1.38%
2011 (ad)  Lowest contract charge 0.65% Series II (a)     $ 9.19            --                 --            --       (9.01)%
           Highest contract charge 1.70% Series II        $10.37            --                 --            --       (8.55)%
           All contract charges                               --           904            $ 9,432          0.95%
Invesco V.I. Mid Cap Core Equity Fund
     2015  Lowest contract charge 1.30% Series II         $14.48            --                 --            --       (5.48)%
           Highest contract charge 1.70% Series II        $14.12            --                 --            --       (5.93)%
           All contract charges                               --           695            $10,011          0.11%
     2014  Lowest contract charge 1.30% Series II         $15.32            --                 --            --        2.75%
           Highest contract charge 1.70% Series II        $15.01            --                 --            --        2.39%
           All contract charges                               --           611            $ 9,314          0.00%
2013 (ae)  Lowest contract charge 1.30% Series II         $14.91            --                 --            --       26.79%
           Highest contract charge 1.70% Series II        $14.66            --                 --            --       26.27%
           All contract charges                               --           466            $ 6,922          0.56%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Invesco V.I. Mid Cap Core Equity Fund (Continued)
2012 (ac)  Lowest contract charge 1.30% Series II (d)         $11.76            --                 --            --
           Highest contract charge 1.70% Series II (d)        $11.61            --                 --            --
           All contract charges                                   --            60            $   694          0.00%
2012 (ad)  Lowest contract charge 1.30% Series II             $11.76            --                 --            --
           Highest contract charge 1.70% Series II            $11.61            --                 --            --
           All contract charges                                   --           278            $ 3,257          0.00%
2011 (ad)  Lowest contract charge 1.30% Series II             $10.77            --                 --            --
           Highest contract charge 1.70% Series II            $10.67            --                 --            --
           All contract charges                                   --           234            $ 2,516          0.10%
Invesco V.I. Small Cap Equity Fund
     2015  Lowest contract charge 1.10% Series II (u)         $ 8.92            --                 --            --
           Highest contract charge 1.70% Series II            $18.31            --                 --            --
           All contract charges                                   --           712            $11,807          0.00%
     2014  Lowest contract charge 1.20% Series II             $10.60            --                 --            --
           Highest contract charge 1.70% Series II            $19.76            --                 --            --
           All contract charges                                   --           452            $ 8,456          0.00%
2013 (ae)  Lowest contract charge 1.25% Series II (g)         $10.51            --                 --            --
           Highest contract charge 1.70% Series II            $19.69            --                 --            --
           All contract charges                                   --           324            $ 6,436          0.00%
2012 (ac)  Lowest contract charge 1.30% Series II (d)         $14.80            --                 --            --
           Highest contract charge 1.70% Series II (d)        $14.61            --                 --            --
           All contract charges                                   --            35            $   510          0.00%
2012 (ad)  Lowest contract charge 1.30% Series II             $14.80            --                 --            --
           Highest contract charge 1.70% Series II            $14.61            --                 --            --
           All contract charges                                   --           220            $ 3,223          0.00%
2011 (ad)  Lowest contract charge 1.30% Series II             $13.19            --                 --            --
           Highest contract charge 1.70% Series II            $13.08            --                 --            --
           All contract charges                                   --           186            $ 2,442            --
Ivy Funds VIP Asset Strategy
     2015  Lowest contract charge 0.30% Common Shares         $ 9.09            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.86            --                 --            --
           All contract charges                                   --         4,224            $44,441          0.37%
     2014  Lowest contract charge 0.30% Common Shares         $ 9.95            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.05            --                 --            --
           All contract charges                                   --         4,546            $53,506          0.48%
2013 (ae)  Lowest contract charge 1.20% Common Shares (g)     $10.52            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.94            --                 --            --
           All contract charges                                   --         3,070            $39,895          1.31%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $10.60            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $10.52            --                 --            --
           All contract charges                                   --           430            $ 4,541          0.05%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $10.60            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.52            --                 --            --
           All contract charges                                   --         1,025            $10,831          1.15%
2011 (ad)  Lowest contract charge 1.30% Common Shares (a)     $ 9.02            --                 --            --
           Highest contract charge 1.70% Common Shares (a)    $ 8.98            --                 --            --
           All contract charges                                   --           718            $ 6,460          0.42%
Ivy Funds VIP Dividend Opportunities
     2015  Lowest contract charge 0.65% Common Shares         $15.31            --                 --            --
           Highest contract charge 1.70% Common Shares        $16.03            --                 --            --
           All contract charges                                   --           991            $16,126          1.30%
     2014  Lowest contract charge 0.65% Common Shares         $15.73            --                 --            --
           Highest contract charge 1.70% Common Shares        $16.64            --                 --            --
           All contract charges                                   --           967            $16,300          1.14%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $14.41            --                 --            --
           Highest contract charge 1.70% Common Shares        $15.42            --                 --            --
           All contract charges                                   --           887            $13,810          1.56%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Series II (d)          0.09%
Highest contract charge 1.70% Series II (d)        (0.17)%
All contract charges
Lowest contract charge 1.30% Series II              9.19%
Highest contract charge 1.70% Series II             8.81%
All contract charges
Lowest contract charge 1.30% Series II             (7.71)%
Highest contract charge 1.70% Series II            (8.10)%
All contract charges

Lowest contract charge 1.10% Series II (u)        (10.62)%
Highest contract charge 1.70% Series II            (7.34)%
All contract charges
Lowest contract charge 1.20% Series II              0.86%
Highest contract charge 1.70% Series II             0.36%
All contract charges
Lowest contract charge 1.25% Series II (g)          5.10%
Highest contract charge 1.70% Series II            34.77%
All contract charges
Lowest contract charge 1.30% Series II (d)          1.93%
Highest contract charge 1.70% Series II (d)         1.60%
All contract charges
Lowest contract charge 1.30% Series II             12.21%
Highest contract charge 1.70% Series II            11.70%
All contract charges
Lowest contract charge 1.30% Series II             (2.30)%
Highest contract charge 1.70% Series II            (2.68)%
All contract charges

Lowest contract charge 0.30% Common Shares         (8.64)%
Highest contract charge 1.70% Common Shares        (9.88)%
All contract charges
Lowest contract charge 0.30% Common Shares         (5.60)%
Highest contract charge 1.70% Common Shares        (6.88)%
All contract charges
Lowest contract charge 1.20% Common Shares (g)      4.26%
Highest contract charge 1.70% Common Shares        23.00%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      2.51%
Highest contract charge 1.70% Common Shares (d)     2.33%
All contract charges
Lowest contract charge 1.30% Common Shares         17.52%
Highest contract charge 1.70% Common Shares        17.15%
All contract charges
Lowest contract charge 1.30% Common Shares (a)     (9.62)%
Highest contract charge 1.70% Common Shares (a)   (10.02)%
All contract charges

Lowest contract charge 0.65% Common Shares         (2.67)%
Highest contract charge 1.70% Common Shares        (3.67)%
All contract charges
Lowest contract charge 0.65% Common Shares          9.16%
Highest contract charge 1.70% Common Shares         7.91%
All contract charges
Lowest contract charge 0.65% Common Shares         28.78%
Highest contract charge 1.70% Common Shares        27.44%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Ivy Funds VIP Dividend Opportunities (Continued)
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $12.25            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $12.10            --                 --            --
           All contract charges                                   --            79           $    976          0.02%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $11.19            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.10            --                 --            --
           All contract charges                                   --           737           $  8,977          1.10%
2011 (ad)  Lowest contract charge 1.30% Common Shares (a)     $ 9.96            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.88            --                 --            --
           All contract charges                                   --           696           $  7,611          0.99%
Ivy Funds VIP Energy
     2015  Lowest contract charge 0.65% Common Shares         $ 8.82            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.31            --                 --            --
           All contract charges                                   --         3,236           $ 28,438          0.06%
     2014  Lowest contract charge 0.65% Common Shares         $11.40            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.16            --                 --            --
           All contract charges                                   --         2,545           $ 29,366          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $12.83            --                 --            --
           Highest contract charge 1.70% Common Shares        $13.83            --                 --            --
           All contract charges                                   --         1,483           $ 20,610          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $11.16            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $11.02            --                 --            --
           All contract charges                                   --           146           $  1,627          0.00%
2012 (ad)  Lowest contract charge 0.65% Common Shares (a)     $10.11            --                 --            --
           Highest contract charge 1.70% Common Shares        $11.02            --                 --            --
           All contract charges                                   --           885           $  9,829          0.00%
2011 (ad)  Lowest contract charge 0.65% Common Shares (a)     $10.04            --                 --            --
           Highest contract charge 1.70% Common Shares        $11.06            --                 --            --
           All contract charges                                   --           771           $  8,578            --
Ivy Funds VIP Global Natural Resources
     2015  Lowest contract charge 0.65% Common Shares         $ 6.28            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 6.36            --                 --            --
           All contract charges                                   --         1,409           $  9,113          0.10%
     2014  Lowest contract charge 0.65% Common Shares         $ 8.14            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 8.34            --                 --            --
           All contract charges                                   --         1,383           $ 11,703          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $ 9.43            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.75            --                 --            --
           All contract charges                                   --         1,265           $ 12,480          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $ 9.32            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $ 9.21            --                 --            --
           All contract charges                                   --           125           $  1,163          0.00%
2012 (ad)  Lowest contract charge 0.65% Common Shares         $ 8.80            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.21            --                 --            --
           All contract charges                                   --           915           $  8,490          0.00%
2011 (ad)  Lowest contract charge 0.65% Common Shares (a)     $ 8.69            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.19            --                 --            --
           All contract charges                                   --           852           $  7,871            --
Ivy Funds VIP High Income
     2015  Lowest contract charge 0.65% Common Shares         $12.83            --                 --            --
           Highest contract charge 1.70% Common Shares        $14.02            --                 --            --
           All contract charges                                   --         7,607           $108,371          6.07%
     2014  Lowest contract charge 0.65% Common Shares         $13.82            --                 --            --
           Highest contract charge 1.70% Common Shares        $15.26            --                 --            --
           All contract charges                                   --         7,208           $111,378          4.62%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $13.65            --                 --            --
           Highest contract charge 1.70% Common Shares        $15.23            --                 --            --
           All contract charges                                   --         5,192           $ 79,871          4.69%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Common Shares (d)      0.74%
Highest contract charge 1.70% Common Shares (d)     0.50%
All contract charges
Lowest contract charge 1.30% Common Shares         12.35%
Highest contract charge 1.70% Common Shares        11.21%
All contract charges
Lowest contract charge 1.30% Common Shares (a)     (8.37)%
Highest contract charge 1.70% Common Shares        (6.29)%
All contract charges

Lowest contract charge 0.65% Common Shares        (22.63)%
Highest contract charge 1.70% Common Shares       (23.44)%
All contract charges
Lowest contract charge 0.65% Common Shares        (11.15)%
Highest contract charge 1.70% Common Shares       (12.08)%
All contract charges
Lowest contract charge 0.65% Common Shares         26.90%
Highest contract charge 1.70% Common Shares        25.50%
All contract charges
Lowest contract charge 1.30% Common Shares (d)     (4.04)%
Highest contract charge 1.70% Common Shares (d)    (4.26)%
All contract charges
Lowest contract charge 0.65% Common Shares (a)      0.70%
Highest contract charge 1.70% Common Shares        (0.36)%
All contract charges
Lowest contract charge 0.65% Common Shares (a)    (12.24)%
Highest contract charge 1.70% Common Shares       (10.59)%
All contract charges

Lowest contract charge 0.65% Common Shares        (22.85)%
Highest contract charge 1.70% Common Shares       (23.74)%
All contract charges
Lowest contract charge 0.65% Common Shares        (13.68)%
Highest contract charge 1.70% Common Shares       (14.46)%
All contract charges
Lowest contract charge 0.65% Common Shares          7.16%
Highest contract charge 1.70% Common Shares         5.86%
All contract charges
Lowest contract charge 1.30% Common Shares (d)     (2.71)%
Highest contract charge 1.70% Common Shares (d)    (2.95)%
All contract charges
Lowest contract charge 0.65% Common Shares          1.27%
Highest contract charge 1.70% Common Shares         0.22%
All contract charges
Lowest contract charge 0.65% Common Shares (a)    (23.91)%
Highest contract charge 1.70% Common Shares       (22.77)%
All contract charges

Lowest contract charge 0.65% Common Shares         (7.16)%
Highest contract charge 1.70% Common Shares        (8.13)%
All contract charges
Lowest contract charge 0.65% Common Shares          1.25%
Highest contract charge 1.70% Common Shares         0.20%
All contract charges
Lowest contract charge 0.65% Common Shares          9.81%
Highest contract charge 1.70% Common Shares         8.63%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Ivy Funds VIP High Income (Continued)
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $14.20            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $14.02            --                 --            --
           All contract charges                                   --           750            $10,591          0.10%
2012 (ad)  Lowest contract charge 0.65% Common Shares         $12.43            --                 --            --
           Highest contract charge 1.70% Common Shares        $14.02            --                 --            --
           All contract charges                                   --         2,440            $34,450          6.65%
2011 (ad)  Lowest contract charge 0.65% Common Shares (a)     $10.55            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.02            --                 --            --
           All contract charges                                   --         1,926            $23,256          6.46%
Ivy Funds VIP Micro Cap Growth
     2015  Lowest contract charge 0.30% Common Shares         $ 9.61            --                 --            --
           Highest contract charge 1.25% Common Shares        $ 9.41            --                 --            --
           All contract charges                                   --           207            $ 1,938          0.00%
     2014  Lowest contract charge 0.30% Common Shares         $10.61            --                 --            --
           Highest contract charge 1.25% Common Shares        $10.49            --                 --            --
           All contract charges                                   --           147            $ 1,549          0.00%
     2013  Lowest contract charge 1.20% Common Shares (g)     $10.82            --                 --            --
           Highest contract charge 1.25% Common Shares (g)    $10.82            --                 --            --
           All contract charges                                   --             8            $    93          0.00%
Ivy Funds VIP Mid Cap Growth
     2015  Lowest contract charge 1.30% Common Shares         $18.91            --                 --            --
           Highest contract charge 1.70% Common Shares        $18.45            --                 --            --
           All contract charges                                   --         2,295            $43,085          0.00%
     2014  Lowest contract charge 1.30% Common Shares         $20.34            --                 --            --
           Highest contract charge 1.70% Common Shares        $19.92            --                 --            --
           All contract charges                                   --         2,021            $40,843          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares         $19.10            --                 --            --
           Highest contract charge 1.70% Common Shares        $18.78            --                 --            --
           All contract charges                                   --         1,632            $31,006          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $14.89            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $14.71            --                 --            --
           All contract charges                                   --           218            $ 3,233          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $14.89            --                 --            --
           Highest contract charge 1.70% Common Shares        $14.71            --                 --            --
           All contract charges                                   --           989            $14,647          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $13.29            --                 --            --
           Highest contract charge 1.70% Common Shares        $13.17            --                 --            --
           All contract charges                                   --           816            $10,801          3.11%
Ivy Funds VIP Science and Technology
     2015  Lowest contract charge 0.30% Common Shares (g)     $10.89            --                 --            --
           Highest contract charge 1.70% Common Shares        $20.33            --                 --            --
           All contract charges                                   --         3,518            $64,427          0.00%
     2014  Lowest contract charge 0.65% Common Shares         $19.46            --                 --            --
           Highest contract charge 1.70% Common Shares        $21.29            --                 --            --
           All contract charges                                   --         2,617            $52,643          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $19.03            --                 --            --
           Highest contract charge 1.70% Common Shares        $21.05            --                 --            --
           All contract charges                                   --         1,768            $37,545          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $13.87            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $13.69            --                 --            --
           All contract charges                                   --           231            $ 3,202          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $13.87            --                 --            --
           Highest contract charge 1.70% Common Shares        $13.69            --                 --            --
           All contract charges                                   --           759            $10,481          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $10.99            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.90            --                 --            --
           All contract charges                                   --           614            $ 6,730          3.30%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Common Shares (d)      8.31%
Highest contract charge 1.70% Common Shares (d)     8.01%
All contract charges
Lowest contract charge 0.65% Common Shares         17.82%
Highest contract charge 1.70% Common Shares        16.64%
All contract charges
Lowest contract charge 0.65% Common Shares (a)      3.03%
Highest contract charge 1.70% Common Shares         3.44%
All contract charges

Lowest contract charge 0.30% Common Shares         (9.43)%
Highest contract charge 1.25% Common Shares       (10.30)%
All contract charges
Lowest contract charge 0.30% Common Shares         (2.03)%
Highest contract charge 1.25% Common Shares        (3.05)%
All contract charges
Lowest contract charge 1.20% Common Shares (g)      8.09%
Highest contract charge 1.25% Common Shares (g)     8.09%
All contract charges

Lowest contract charge 1.30% Common Shares         (7.03)%
Highest contract charge 1.70% Common Shares        (7.38)%
All contract charges
Lowest contract charge 1.30% Common Shares          6.49%
Highest contract charge 1.70% Common Shares         6.07%
All contract charges
Lowest contract charge 1.30% Common Shares         28.27%
Highest contract charge 1.70% Common Shares        27.67%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      1.43%
Highest contract charge 1.70% Common Shares (d)     1.24%
All contract charges
Lowest contract charge 1.30% Common Shares         12.04%
Highest contract charge 1.70% Common Shares        11.69%
All contract charges
Lowest contract charge 1.30% Common Shares         (1.85)%
Highest contract charge 1.70% Common Shares        (2.30)%
All contract charges

Lowest contract charge 0.30% Common Shares (g)     (3.11)%
Highest contract charge 1.70% Common Shares        (4.51)%
All contract charges
Lowest contract charge 0.65% Common Shares          2.26%
Highest contract charge 1.70% Common Shares         1.14%
All contract charges
Lowest contract charge 0.65% Common Shares         55.35%
Highest contract charge 1.70% Common Shares        53.76%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      9.38%
Highest contract charge 1.70% Common Shares (d)     9.00%
All contract charges
Lowest contract charge 1.30% Common Shares         26.21%
Highest contract charge 1.70% Common Shares        25.60%
All contract charges
Lowest contract charge 1.30% Common Shares         (7.02)%
Highest contract charge 1.70% Common Shares        (7.31)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Ivy Funds VIP Small Cap Growth
     2015  Lowest contract charge 1.30% Common Shares          $17.56            --                 --            --
           Highest contract charge 1.70% Common Shares         $17.13            --                 --            --
           All contract charges                                    --         1,350            $23,522          0.00%
     2014  Lowest contract charge 1.30% Common Shares          $17.46            --                 --            --
           Highest contract charge 1.70% Common Shares         $17.10            --                 --            --
           All contract charges                                    --         1,013            $17,562          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares          $17.42            --                 --            --
           Highest contract charge 1.70% Common Shares         $17.13            --                 --            --
           All contract charges                                    --           837            $14,507          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)      $12.31            --                 --            --
           Highest contract charge 1.70% Common Shares (d)     $12.15            --                 --            --
           All contract charges                                    --            99            $ 1,218          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares          $12.31            --                 --            --
           Highest contract charge 1.70% Common Shares         $12.15            --                 --            --
           All contract charges                                    --           490            $ 6,003          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares          $11.86            --                 --            --
           Highest contract charge 1.70% Common Shares         $11.76            --                 --            --
           All contract charges                                    --           497            $ 5,876          0.82%
Janus Aspen Series Balanced Portfolio
     2015  Lowest contract charge 0.30% Service Shares (g)     $11.12            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.89            --                 --            --
           All contract charges                                    --         1,897            $20,363          1.59%
     2014  Lowest contract charge 1.20% Service Shares         $10.99            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.98            --                 --            --
           All contract charges                                    --           398            $ 4,371          1.87%
     2013  Lowest contract charge 1.20% Service Shares (g)     $10.27            --                 --            --
           Highest contract charge 1.25% Service Shares (g)    $10.27            --                 --            --
           All contract charges                                    --             6            $    62          0.29%
Janus Aspen Series Flexible Bond Portfolio
     2015  Lowest contract charge 0.30% Service Shares (g)     $10.36            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.15            --                 --            --
           All contract charges                                    --         1,050            $10,607          2.33%
     2014  Lowest contract charge 1.20% Service Shares         $10.29            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.28            --                 --            --
           All contract charges                                    --           317            $ 3,256          4.01%
     2013  Lowest contract charge 1.20% Service Shares (g)     $ 9.94            --                 --            --
           Highest contract charge 1.25% Service Shares (g)    $ 9.94            --                 --            --
           All contract charges                                    --            12            $   116          0.73%
Janus Aspen Series Intech U.S. Low Volatility Portfolio
     2015  Lowest contract charge 1.10% Service Shares (u)     $10.15            --                 --            --
           Highest contract charge 1.25% Service Shares        $12.12            --                 --            --
           All contract charges                                    --           276            $ 3,265          1.78%
     2014  Lowest contract charge 1.20% Service Shares         $11.80            --                 --            --
           Highest contract charge 1.25% Service Shares        $11.80            --                 --            --
           All contract charges                                    --           127            $ 1,494          1.12%
     2013  Lowest contract charge 1.20% Service Shares (g)     $10.15            --                 --            --
           Highest contract charge 1.25% Service Shares (g)    $10.15            --                 --            --
           All contract charges                                    --             3            $    29          0.88%
JPMorgan Insurance Trust Global Allocation Portfolio
     2015  Lowest contract charge 1.10% Class 2 (v)            $ 9.66            --                 --            --
           Highest contract charge 1.25% Class 2 (v)           $ 9.65            --                 --            --
           All contract charges                                    --           759            $ 7,326          2.84%
JPMorgan Insurance Trust Income Builder Portfolio
     2015  Lowest contract charge 1.25% Class 2 (v)            $ 9.81            --                 --            --
           Highest contract charge 1.25% Class 2 (v)           $ 9.81            --                 --            --
           All contract charges                                    --           503            $ 4,937          4.79%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Common Shares           0.57%
Highest contract charge 1.70% Common Shares          0.18%
All contract charges
Lowest contract charge 1.30% Common Shares           0.23%
Highest contract charge 1.70% Common Shares         (0.18)%
All contract charges
Lowest contract charge 1.30% Common Shares          41.51%
Highest contract charge 1.70% Common Shares         40.99%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      (8.88)%
Highest contract charge 1.70% Common Shares (d)     (9.19)%
All contract charges
Lowest contract charge 1.30% Common Shares           3.79%
Highest contract charge 1.70% Common Shares          3.32%
All contract charges
Lowest contract charge 1.30% Common Shares         (11.76)%
Highest contract charge 1.70% Common Shares        (12.11)%
All contract charges

Lowest contract charge 0.30% Service Shares (g)      0.18%
Highest contract charge 1.25% Service Shares        (0.82)%
All contract charges
Lowest contract charge 1.20% Service Shares          7.01%
Highest contract charge 1.25% Service Shares         6.91%
All contract charges
Lowest contract charge 1.20% Service Shares (g)      2.09%
Highest contract charge 1.25% Service Shares (g)     2.09%
All contract charges

Lowest contract charge 0.30% Service Shares (g)     (0.38)%
Highest contract charge 1.25% Service Shares        (1.26)%
All contract charges
Lowest contract charge 1.20% Service Shares          3.52%
Highest contract charge 1.25% Service Shares         3.42%
All contract charges
Lowest contract charge 1.20% Service Shares (g)     (0.50)%
Highest contract charge 1.25% Service Shares (g)    (0.50)%
All contract charges

Lowest contract charge 1.10% Service Shares (u)      1.20%
Highest contract charge 1.25% Service Shares         2.71%
All contract charges
Lowest contract charge 1.20% Service Shares         16.26%
Highest contract charge 1.25% Service Shares        16.26%
All contract charges
Lowest contract charge 1.20% Service Shares (g)      0.30%
Highest contract charge 1.25% Service Shares (g)     0.30%
All contract charges

Lowest contract charge 1.10% Class 2 (v)            (6.12)%
Highest contract charge 1.25% Class 2 (v)           (6.22)%
All contract charges

Lowest contract charge 1.25% Class 2 (v)            (4.01)%
Highest contract charge 1.25% Class 2 (v)           (4.01)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Lazard Retirement Emerging Markets Equity Portfolio
     2015  Lowest contract charge 0.65% Service Shares         $ 7.24            --                 --             --
           Highest contract charge 1.70% Service Shares        $ 8.51            --                 --             --
           All contract charges                                    --         7,566            $64,605           1.16%
     2014  Lowest contract charge 0.65% Service Shares         $ 9.12            --                 --             --
           Highest contract charge 1.70% Service Shares        $10.83            --                 --             --
           All contract charges                                    --         6,775            $73,877           1.79%
2013 (ae)  Lowest contract charge 0.65% Service Shares         $ 9.63            --                 --             --
           Highest contract charge 1.70% Service Shares        $11.55            --                 --             --
           All contract charges                                    --         5,679            $66,307           1.56%
2012 (ac)  Lowest contract charge 1.30% Service Shares (d)     $12.05            --                 --             --
           Highest contract charge 1.70% Service Shares (d)    $11.90            --                 --             --
           All contract charges                                    --           833            $ 9,997           3.48%
2012 (ad)  Lowest contract charge 0.65% Service Shares         $ 9.81            --                 --             --
           Highest contract charge 1.70% Service Shares        $11.90            --                 --             --
           All contract charges                                    --         3,427            $41,114           1.73%
2011 (ad)  Lowest contract charge 0.65% Service Shares (a)     $ 8.09            --                 --             --
           Highest contract charge 1.70% Service Shares        $ 9.92            --                 --             --
           All contract charges                                    --         2,736            $27,284           2.67%
Legg Mason BW Absolute Return Opportunities VIT
     2015  Lowest contract charge 1.30% Class II (q)           $ 9.21            --                 --             --
           Highest contract charge 1.70% Class II (q)          $ 9.18            --                 --             --
           All contract charges                                    --            37            $   340           0.00%
Lord Abbett Series Fund -- Bond Debenture Portfolio
     2015  Lowest contract charge 0.30% VC Shares              $10.32            --                 --             --
           Highest contract charge 1.70% VC Shares             $11.70            --                 --             --
           All contract charges                                    --         6,180            $70,167           5.61%
     2014  Lowest contract charge 0.30% VC Shares              $10.51            --                 --             --
           Highest contract charge 1.70% VC Shares             $12.09            --                 --             --
           All contract charges                                    --         2,769            $32,620           6.45%
2013 (ae)  Lowest contract charge 1.20% VC Shares (g)          $10.09            --                 --             --
           Highest contract charge 1.70% VC Shares             $11.79            --                 --             --
           All contract charges                                    --         1,134            $13,390           8.34%
2012 (ac)  Lowest contract charge 1.30% VC Shares (d)          $11.17            --                 --             --
           Highest contract charge 1.70% VC Shares (d)         $11.08            --                 --             --
           All contract charges                                    --           126            $ 1,400          12.49%
2012 (ad)  Lowest contract charge 1.30% VC Shares              $11.17            --                 --             --
           Highest contract charge 1.70% VC Shares             $11.08            --                 --             --
           All contract charges                                    --           211            $ 2,337           7.35%
2011 (ad)  Lowest contract charge 1.30% VC Shares (a)          $10.06            --                 --             --
           Highest contract charge 1.70% VC Shares (a)         $10.02            --                 --             --
           All contract charges                                    --            82            $   827          15.38%
Lord Abbett Series Fund -- Classic Stock Portfolio
     2015  Lowest contract charge 1.30% VC Shares              $13.35            --                 --             --
           Highest contract charge 1.70% VC Shares             $13.09            --                 --             --
           All contract charges                                    --           332            $ 4,402           0.72%
     2014  Lowest contract charge 1.30% VC Shares              $13.65            --                 --             --
           Highest contract charge 1.70% VC Shares             $13.44            --                 --             --
           All contract charges                                    --           372            $ 5,070           0.77%
2013 (ae)  Lowest contract charge 1.30% VC Shares              $12.67            --                 --             --
           Highest contract charge 1.70% VC Shares             $12.52            --                 --             --
           All contract charges                                    --           332            $ 4,190           1.17%
2012 (ac)  Lowest contract charge 1.30% VC Shares (d)          $ 9.89            --                 --             --
           Highest contract charge 1.70% VC Shares (d)         $ 9.81            --                 --             --
           All contract charges                                    --            82            $   818           2.47%
2012 (ad)  Lowest contract charge 1.30% VC Shares              $ 9.89            --                 --             --
           Highest contract charge 1.70% VC Shares             $ 9.81            --                 --             --
           All contract charges                                    --           159            $ 1,552           1.08%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Service Shares        (20.61)%
Highest contract charge 1.70% Service Shares       (21.42)%
All contract charges
Lowest contract charge 0.65% Service Shares         (5.30)%
Highest contract charge 1.70% Service Shares        (6.23)%
All contract charges
Lowest contract charge 0.65% Service Shares         (1.83)%
Highest contract charge 1.70% Service Shares        (2.94)%
All contract charges
Lowest contract charge 1.30% Service Shares (d)      5.98%
Highest contract charge 1.70% Service Shares (d)     5.68%
All contract charges
Lowest contract charge 0.65% Service Shares         21.26%
Highest contract charge 1.70% Service Shares        19.96%
All contract charges
Lowest contract charge 0.65% Service Shares (a)    (18.03)%
Highest contract charge 1.70% Service Shares       (19.42)%
All contract charges

Lowest contract charge 1.30% Class II (q)           (7.99)%
Highest contract charge 1.70% Class II (q)          (8.20)%
All contract charges

Lowest contract charge 0.30% VC Shares              (1.81)%
Highest contract charge 1.70% VC Shares             (3.23)%
All contract charges
Lowest contract charge 0.30% VC Shares               3.96%
Highest contract charge 1.70% VC Shares              2.54%
All contract charges
Lowest contract charge 1.20% VC Shares (g)           1.00%
Highest contract charge 1.70% VC Shares              6.41%
All contract charges
Lowest contract charge 1.30% VC Shares (d)           5.48%
Highest contract charge 1.70% VC Shares (d)          5.12%
All contract charges
Lowest contract charge 1.30% VC Shares              11.03%
Highest contract charge 1.70% VC Shares             10.58%
All contract charges
Lowest contract charge 1.30% VC Shares (a)           0.10%
Highest contract charge 1.70% VC Shares (a)         (0.30)%
All contract charges

Lowest contract charge 1.30% VC Shares              (2.20)%
Highest contract charge 1.70% VC Shares             (2.60)%
All contract charges
Lowest contract charge 1.30% VC Shares               7.73%
Highest contract charge 1.70% VC Shares              7.35%
All contract charges
Lowest contract charge 1.30% VC Shares              28.11%
Highest contract charge 1.70% VC Shares             27.62%
All contract charges
Lowest contract charge 1.30% VC Shares (d)           0.71%
Highest contract charge 1.70% VC Shares (d)          0.41%
All contract charges
Lowest contract charge 1.30% VC Shares              13.68%
Highest contract charge 1.70% VC Shares             13.15%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Lord Abbett Series Fund -- Classic Stock Portfolio (Continued)
2011 (ad)  Lowest contract charge 1.30% VC Shares (a)         $ 8.70            --                 --            --
           Highest contract charge 1.65% VC Shares (a)        $ 8.68            --                 --            --
           All contract charges                                   --           121           $  1,050          1.75%
Lord Abbett Series Fund -- Growth Opportunities Portfolio
     2015  Lowest contract charge 1.30% VC Shares             $13.45            --                 --            --
           Highest contract charge 1.70% VC Shares            $13.18            --                 --            --
           All contract charges                                   --           359           $  4,801          0.00%
     2014  Lowest contract charge 1.30% VC Shares             $13.26            --                 --            --
           Highest contract charge 1.70% VC Shares            $13.05            --                 --            --
           All contract charges                                   --           251           $  3,311          0.00%
2013 (ae)  Lowest contract charge 1.30% VC Shares             $12.67            --                 --            --
           Highest contract charge 1.70% VC Shares            $12.52            --                 --            --
           All contract charges                                   --           192           $  2,423          0.00%
2012 (ac)  Lowest contract charge 1.30% VC Shares (d)         $ 9.36            --                 --            --
           Highest contract charge 1.70% VC Shares (d)        $ 9.29            --                 --            --
           All contract charges                                   --            29           $    270          0.22%
2012 (ad)  Lowest contract charge 1.30% VC Shares             $ 9.36            --                 --            --
           Highest contract charge 1.70% VC Shares            $ 9.29            --                 --            --
           All contract charges                                   --           119           $  1,105          0.26%
2011 (ad)  Lowest contract charge 1.30% VC Shares (a)         $ 8.31            --                 --            --
           Highest contract charge 1.70% VC Shares (a)        $ 8.28            --                 --            --
           All contract charges                                   --            73           $    603            --
MFS(R) International Value Portfolio
     2015  Lowest contract charge 0.30% Service Class (g)     $10.90            --                 --            --
           Highest contract charge 1.70% Service Class        $15.46            --                 --            --
           All contract charges                                   --         9,793           $145,512          1.87%
     2014  Lowest contract charge 1.20% Service Class         $10.17            --                 --            --
           Highest contract charge 1.70% Service Class        $14.80            --                 --            --
           All contract charges                                   --         6,575           $ 95,243          1.92%
2013 (ae)  Lowest contract charge 1.20% Service Class (g)     $10.18            --                 --            --
           Highest contract charge 1.70% Service Class        $14.88            --                 --            --
           All contract charges                                   --         4,160           $ 62,430          1.47%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $12.01            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $11.86            --                 --            --
           All contract charges                                   --           517           $  6,188          1.06%
2012 (ad)  Lowest contract charge 1.30% Service Class         $12.01            --                 --            --
           Highest contract charge 1.70% Service Class        $11.86            --                 --            --
           All contract charges                                   --         1,708           $ 20,448          1.46%
2011 (ad)  Lowest contract charge 1.30% Service Class         $10.50            --                 --            --
           Highest contract charge 1.70% Service Class        $10.41            --                 --            --
           All contract charges                                   --         1,354           $ 14,175          1.24%
MFS(R) Investors Trust Series
     2015  Lowest contract charge 0.65% Service Class         $16.79            --                 --            --
           Highest contract charge 1.70% Service Class        $17.43            --                 --            --
           All contract charges                                   --           600           $  9,810          0.70%
     2014  Lowest contract charge 0.65% Service Class         $16.91            --                 --            --
           Highest contract charge 1.70% Service Class        $17.74            --                 --            --
           All contract charges                                   --           477           $  8,263          0.79%
2013 (ae)  Lowest contract charge 0.65% Service Class         $15.37            --                 --            --
           Highest contract charge 1.70% Service Class        $16.30            --                 --            --
           All contract charges                                   --           373           $  6,157          1.01%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $12.75            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $12.59            --                 --            --
           All contract charges                                   --            21           $    263          0.61%
2012 (ad)  Lowest contract charge 0.65% Service Class         $11.75            --                 --            --
           Highest contract charge 1.70% Service Class        $12.59            --                 --            --
           All contract charges                                   --           287           $  3,636          0.78%

--------
 Total
Return**
--------

Lowest contract charge 1.30% VC Shares (a)        (11.59)%
Highest contract charge 1.65% VC Shares (a)       (11.79)%
All contract charges

Lowest contract charge 1.30% VC Shares              1.43%
Highest contract charge 1.70% VC Shares             1.00%
All contract charges
Lowest contract charge 1.30% VC Shares              4.66%
Highest contract charge 1.70% VC Shares             4.23%
All contract charges
Lowest contract charge 1.30% VC Shares             35.36%
Highest contract charge 1.70% VC Shares            34.77%
All contract charges
Lowest contract charge 1.30% VC Shares (d)         (3.80)%
Highest contract charge 1.70% VC Shares (d)        (4.03)%
All contract charges
Lowest contract charge 1.30% VC Shares             12.64%
Highest contract charge 1.70% VC Shares            12.20%
All contract charges
Lowest contract charge 1.30% VC Shares (a)        (15.55)%
Highest contract charge 1.70% VC Shares (a)       (15.85)%
All contract charges

Lowest contract charge 0.30% Service Class (g)      6.03%
Highest contract charge 1.70% Service Class         4.46%
All contract charges
Lowest contract charge 1.20% Service Class         (0.10)%
Highest contract charge 1.70% Service Class        (0.54)%
All contract charges
Lowest contract charge 1.20% Service Class (g)      0.59%
Highest contract charge 1.70% Service Class        25.46%
All contract charges
Lowest contract charge 1.30% Service Class (d)      5.72%
Highest contract charge 1.70% Service Class (d)     5.42%
All contract charges
Lowest contract charge 1.30% Service Class         14.38%
Highest contract charge 1.70% Service Class        13.93%
All contract charges
Lowest contract charge 1.30% Service Class         (3.05)%
Highest contract charge 1.70% Service Class        (3.43)%
All contract charges

Lowest contract charge 0.65% Service Class         (0.71)%
Highest contract charge 1.70% Service Class        (1.75)%
All contract charges
Lowest contract charge 0.65% Service Class         10.02%
Highest contract charge 1.70% Service Class         8.83%
All contract charges
Lowest contract charge 0.65% Service Class         30.81%
Highest contract charge 1.70% Service Class        29.47%
All contract charges
Lowest contract charge 1.30% Service Class (d)      4.08%
Highest contract charge 1.70% Service Class (d)     3.79%
All contract charges
Lowest contract charge 0.65% Service Class         18.09%
Highest contract charge 1.70% Service Class        16.79%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
MFS(R) Investors Trust Series (Continued)
2011 (ad)  Lowest contract charge 0.65% Service Class (a)     $ 9.95            --                 --            --
           Highest contract charge 1.70% Service Class        $10.78            --                 --            --
           All contract charges                                   --           243            $ 2,631          0.85%
MFS(R) Massachusetts Investors Growth Stock Portfolio (s)
     2015  Lowest contract charge 1.30% Service Class (r)     $18.24            --                 --            --
           Highest contract charge 1.70% Service Class (r)    $17.80            --                 --            --
           All contract charges                                   --           530            $ 9,598          0.54%
MFS(R) Research Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 9.67            --                 --            --
           Highest contract charge 1.25% Service Class        $11.31            --                 --            --
           All contract charges                                   --           104            $ 1,157          0.48%
     2014  Lowest contract charge 1.20% Service Class         $11.40            --                 --            --
           Highest contract charge 1.25% Service Class        $11.39            --                 --            --
           All contract charges                                   --            72            $   812          0.72%
     2013  Lowest contract charge 1.25% Service Class (g)     $10.49            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $10.49            --                 --            --
           All contract charges                                   --             2            $    17          0.00%
MFS(R) Technology Portfolio
     2015  Lowest contract charge 1.30% Service Class         $21.65            --                 --            --
           Highest contract charge 1.70% Service Class        $21.12            --                 --            --
           All contract charges                                   --           910            $19,550          0.00%
     2014  Lowest contract charge 1.30% Service Class         $19.84            --                 --            --
           Highest contract charge 1.70% Service Class        $19.43            --                 --            --
           All contract charges                                   --           784            $15,442          0.00%
2013 (ae)  Lowest contract charge 1.30% Service Class         $18.21            --                 --            --
           Highest contract charge 1.70% Service Class        $17.91            --                 --            --
           All contract charges                                   --           579            $10,464          0.00%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $13.69            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $13.52            --                 --            --
           All contract charges                                   --            84            $ 1,144          0.00%
2012 (ad)  Lowest contract charge 1.30% Service Class         $13.69            --                 --            --
           Highest contract charge 1.70% Service Class        $13.52            --                 --            --
           All contract charges                                   --           352            $ 4,793          0.00%
2011 (ad)  Lowest contract charge 1.30% Service Class         $12.14            --                 --            --
           Highest contract charge 1.70% Service Class        $12.04            --                 --            --
           All contract charges                                   --           297            $ 3,597            --
MFS(R) Utilities Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 8.16            --                 --            --
           Highest contract charge 1.70% Service Class        $14.98            --                 --            --
           All contract charges                                   --         3,065            $41,833          4.16%
     2014  Lowest contract charge 1.20% Service Class         $11.03            --                 --            --
           Highest contract charge 1.70% Service Class        $17.88            --                 --            --
           All contract charges                                   --         2,469            $41,044          2.08%
2013 (ae)  Lowest contract charge 1.20% Service Class (g)     $ 9.93            --                 --            --
           Highest contract charge 1.70% Service Class        $16.17            --                 --            --
           All contract charges                                   --         1,307            $21,259          2.22%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $13.86            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $13.68            --                 --            --
           All contract charges                                   --           195            $ 2,688          4.45%
2012 (ad)  Lowest contract charge 0.65% Service Class         $12.05            --                 --            --
           Highest contract charge 1.70% Service Class        $13.68            --                 --            --
           All contract charges                                   --           652            $ 8,995          6.82%
2011 (ad)  Lowest contract charge 0.65% Service Class (a)     $10.72            --                 --            --
           Highest contract charge 1.70% Service Class        $12.30            --                 --            --
           All contract charges                                   --           491            $ 6,062          3.16%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Service Class (a)     (5.42)%
Highest contract charge 1.70% Service Class        (4.01)%
All contract charges

Lowest contract charge 1.30% Service Class (r)     (2.62)%
Highest contract charge 1.70% Service Class (r)    (2.89)%
All contract charges

Lowest contract charge 1.10% Service Class (u)     (3.49)%
Highest contract charge 1.25% Service Class        (0.70)%
All contract charges
Lowest contract charge 1.20% Service Class          8.67%
Highest contract charge 1.25% Service Class         8.58%
All contract charges
Lowest contract charge 1.25% Service Class (g)      3.96%
Highest contract charge 1.25% Service Class (g)     3.96%
All contract charges

Lowest contract charge 1.30% Service Class          9.12%
Highest contract charge 1.70% Service Class         8.70%
All contract charges
Lowest contract charge 1.30% Service Class          8.95%
Highest contract charge 1.70% Service Class         8.49%
All contract charges
Lowest contract charge 1.30% Service Class         33.02%
Highest contract charge 1.70% Service Class        32.47%
All contract charges
Lowest contract charge 1.30% Service Class (d)     (2.42)%
Highest contract charge 1.70% Service Class (d)    (2.66)%
All contract charges
Lowest contract charge 1.30% Service Class         12.77%
Highest contract charge 1.70% Service Class        12.29%
All contract charges
Lowest contract charge 1.30% Service Class         (0.25)%
Highest contract charge 1.70% Service Class        (0.66)%
All contract charges

Lowest contract charge 1.10% Service Class (u)    (18.24)%
Highest contract charge 1.70% Service Class       (16.22)%
All contract charges
Lowest contract charge 1.20% Service Class         11.08%
Highest contract charge 1.70% Service Class        10.58%
All contract charges
Lowest contract charge 1.20% Service Class (g)      0.00%
Highest contract charge 1.70% Service Class        18.20%
All contract charges
Lowest contract charge 1.30% Service Class (d)      6.21%
Highest contract charge 1.70% Service Class (d)     5.88%
All contract charges
Lowest contract charge 0.65% Service Class         12.41%
Highest contract charge 1.70% Service Class        11.22%
All contract charges
Lowest contract charge 0.65% Service Class (a)      4.38%
Highest contract charge 1.70% Service Class         4.77%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                  Years Ended December 31,
                                                            -------------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment    Total
                                                            Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                            ---------- ----------------- ----------------- ------------- --------
MFS(R) Value Series
     2015  Lowest contract charge 0.30% Service Class (g)     $11.41             --                 --           --       (1.21)%
           Highest contract charge 1.25% Service Class        $11.18             --                 --           --       (2.10)%
           All contract charges                                   --            522         $    5,700         2.10%
     2014  Lowest contract charge 1.20% Service Class         $11.43             --                 --           --        8.86%
           Highest contract charge 1.25% Service Class        $11.42             --                 --           --        8.76%
           All contract charges                                   --            216         $    2,476         1.69%
     2013  Lowest contract charge 1.20% Service Class (g)     $10.50             --                 --           --        2.94%
           Highest contract charge 1.25% Service Class (g)    $10.50             --                 --           --        2.94%
           All contract charges                                   --             10         $      101         0.00%
Multimanager Aggressive Equity
     2015  Lowest contract charge 1.30% Class B               $18.66             --                 --           --        2.64%
           Highest contract charge 1.70% Class B              $76.86             --                 --           --        2.22%
           All contract charges                                   --            590         $   13,258         0.17%
     2014  Lowest contract charge 1.30% Class B               $18.18             --                 --           --        9.19%
           Highest contract charge 1.70% Class B              $75.19             --                 --           --        8.78%
           All contract charges                                   --            498         $   11,048         0.11%
2013 (ae)  Lowest contract charge 1.30% Class B               $16.65             --                 --           --       35.37%
           Highest contract charge 1.70% Class B              $69.12             --                 --           --       34.82%
           All contract charges                                   --            451         $    8,871         0.14%
2012 (ac)  Lowest contract charge 1.30% Class B (d)           $12.30             --                 --           --       (1.91)%
           Highest contract charge 1.65% Class B (d)          $12.01             --                 --           --       (2.20)%
           All contract charges                                   --              9         $      124         0.36%
2012 (ad)  Lowest contract charge 0.95% Class B               $62.92             --                 --           --       13.12%
           Highest contract charge 1.90% Class B              $48.53             --                 --           --       12.03%
           All contract charges                                   --         24,945         $  470,489         0.23%
2011 (ad)  Lowest contract charge 0.95% Class B               $55.62             --                 --           --       (7.18)%
           Highest contract charge 1.90% Class B              $43.32             --                 --           --       (8.06)%
           All contract charges                                   --         27,864         $  467,297           --
Multimanager Core Bond
     2015  Lowest contract charge 1.30% Class B               $13.55             --                 --           --       (1.24)%
           Highest contract charge 1.70% Class B              $13.73             --                 --           --       (1.58)%
           All contract charges                                   --          7,893         $  106,216         1.95%
     2014  Lowest contract charge 1.30% Class B               $13.72             --                 --           --        2.46%
           Highest contract charge 1.70% Class B              $13.95             --                 --           --        1.97%
           All contract charges                                   --          7,166         $   97,870         2.07%
2013 (ae)  Lowest contract charge 1.30% Class B               $13.39             --                 --           --       (3.67)%
           Highest contract charge 1.70% Class B              $13.68             --                 --           --       (4.00)%
           All contract charges                                   --          6,684         $   89,558         1.60%
2012 (ad)  Lowest contract charge 1.20% Class B               $15.07             --                 --           --        4.22%
           Highest contract charge 1.90% Class B              $13.93             --                 --           --        3.41%
           All contract charges                                   --        107,224         $1,504,061         2.07%
2011 (ad)  Lowest contract charge 1.20% Class B               $14.46             --                 --           --        4.56%
           Highest contract charge 1.90% Class B              $13.47             --                 --           --        3.86%
           All contract charges                                   --         95,905         $1,295,330         2.58%
Multimanager Mid Cap Growth
     2015  Lowest contract charge 1.30% Class B               $20.89             --                 --           --       (2.79)%
           Highest contract charge 1.70% Class B              $16.09             --                 --           --       (3.19)%
           All contract charges                                   --            847         $   16,490         0.00%
     2014  Lowest contract charge 1.30% Class B               $21.49             --                 --           --        3.52%
           Highest contract charge 1.70% Class B              $16.62             --                 --           --        3.10%
           All contract charges                                   --            676         $   13,571         0.00%
2013 (ae)  Lowest contract charge 1.30% Class B               $20.76             --                 --           --       38.31%
           Highest contract charge 1.70% Class B              $16.12             --                 --           --       37.78%
           All contract charges                                   --            548         $   10,693         0.00%
2012 (ac)  Lowest contract charge 1.30% Class B (d)           $15.01             --                 --           --        0.20%
           Highest contract charge 1.70% Class B (d)          $11.70             --                 --           --       (0.09)%
           All contract charges                                   --             20         $      293         0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Multimanager Mid Cap Growth (Continued)
2012 (ad)  Lowest contract charge 0.95% Class B                $12.72            --                 --            --
           Highest contract charge 1.90% Class B               $11.44            --                 --            --
           All contract charges                                    --        23,072           $307,702          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B                $11.12            --                 --            --
           Highest contract charge 1.90% Class B               $10.10            --                 --            --
           All contract charges                                    --        24,402           $286,163            --
Multimanager Mid Cap Value
     2015  Lowest contract charge 1.30% Class B                $20.68            --                 --            --
           Highest contract charge 1.70% Class B               $18.18            --                 --            --
           All contract charges                                    --           473           $  9,420          0.74%
     2014  Lowest contract charge 1.30% Class B                $22.18            --                 --            --
           Highest contract charge 1.70% Class B               $19.59            --                 --            --
           All contract charges                                    --           433           $  9,232          0.50%
2013 (ae)  Lowest contract charge 1.30% Class B                $21.34            --                 --            --
           Highest contract charge 1.70% Class B               $18.91            --                 --            --
           All contract charges                                    --           353           $  7,287          0.44%
2012 (ac)  Lowest contract charge 1.30% Class B (d)            $15.94            --                 --            --
           Highest contract charge 1.70% Class B (d)           $14.19            --                 --            --
           All contract charges                                    --            --           $ 21,568          0.70%
2012 (ad)  Lowest contract charge 0.95% Class B                $15.43            --                 --            --
           Highest contract charge 1.90% Class B               $13.88            --                 --            --
           All contract charges                                    --        23,404           $355,687          0.37%
2011 (ad)  Lowest contract charge 0.95% Class B                $13.57            --                 --            --
           Highest contract charge 1.90% Class B               $12.32            --                 --            --
           All contract charges                                    --        25,568           $343,363          0.02%
Multimanager Technology
     2015  Lowest contract charge 1.10% Class B (u)            $10.02            --                 --            --
           Highest contract charge 1.70% Class B               $18.39            --                 --            --
           All contract charges                                    --           916           $ 15,002          0.00%
     2014  Lowest contract charge 1.20% Class B                $11.97            --                 --            --
           Highest contract charge 1.70% Class B               $17.60            --                 --            --
           All contract charges                                    --           499           $  9,451          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)            $10.67            --                 --            --
           Highest contract charge 1.70% Class B               $15.77            --                 --            --
           All contract charges                                    --           408           $  7,282          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B                $12.86            --                 --            --
           Highest contract charge 1.80% Class B               $11.70            --                 --            --
           All contract charges                                    --        28,995           $385,649          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B                $11.45            --                 --            --
           Highest contract charge 1.90% Class B               $10.40            --                 --            --
           All contract charges                                    --        30,531           $363,492            --
Neuberger Berman Absolute Return Multi-Manager Portfolio
     2015  Lowest contract charge 1.10% Class S Shares (u)     $ 9.18            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 9.16            --                 --            --
           All contract charges                                    --           167           $  1,537          0.00%
     2014  Lowest contract charge 1.20% Class S Shares (i)     $ 9.84            --                 --            --
           Highest contract charge 1.70% Class S Shares (i)    $ 9.81            --                 --            --
           All contract charges                                    --            65           $    631          0.00%
Neuberger Berman International Equity Portfolio
     2015  Lowest contract charge 1.10% Class S Shares (u)     $ 9.27            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 9.30            --                 --            --
           All contract charges                                    --           259           $  2,422          1.24%
     2014  Lowest contract charge 1.20% Class S Shares (i)     $ 9.35            --                 --            --
           Highest contract charge 1.70% Class S Shares (i)    $ 9.32            --                 --            --
           All contract charges                                    --            83           $    766          0.55%

--------
 Total
Return**
--------

Lowest contract charge 0.95% Class B                14.39%
Highest contract charge 1.90% Class B               13.27%
All contract charges
Lowest contract charge 0.95% Class B                (8.78)%
Highest contract charge 1.90% Class B               (9.66)%
All contract charges

Lowest contract charge 1.30% Class B                (6.76)%
Highest contract charge 1.70% Class B               (7.20)%
All contract charges
Lowest contract charge 1.30% Class B                 3.94%
Highest contract charge 1.70% Class B                3.60%
All contract charges
Lowest contract charge 1.30% Class B                33.88%
Highest contract charge 1.70% Class B               33.26%
All contract charges
Lowest contract charge 1.30% Class B (d)             4.25%
Highest contract charge 1.70% Class B (d)            4.03%
All contract charges
Lowest contract charge 0.95% Class B                13.71%
Highest contract charge 1.90% Class B               12.66%
All contract charges
Lowest contract charge 0.95% Class B               (14.11)%
Highest contract charge 1.90% Class B              (14.98)%
All contract charges

Lowest contract charge 1.10% Class B (u)             0.20%
Highest contract charge 1.70% Class B                4.49%
All contract charges
Lowest contract charge 1.20% Class B                12.18%
Highest contract charge 1.70% Class B               11.60%
All contract charges
Lowest contract charge 1.20% Class B (g)             6.49%
Highest contract charge 1.70% Class B               33.31%
All contract charges
Lowest contract charge 0.95% Class B                12.31%
Highest contract charge 1.80% Class B               11.43%
All contract charges
Lowest contract charge 0.95% Class B                (5.68)%
Highest contract charge 1.90% Class B               (6.64)%
All contract charges

Lowest contract charge 1.10% Class S Shares (u)     (8.47)%
Highest contract charge 1.70% Class S Shares        (6.63)%
All contract charges
Lowest contract charge 1.20% Class S Shares (i)     (1.40)%
Highest contract charge 1.70% Class S Shares (i)    (1.70)%
All contract charges

Lowest contract charge 1.10% Class S Shares (u)     (7.11)%
Highest contract charge 1.70% Class S Shares        (0.21)%
All contract charges
Lowest contract charge 1.20% Class S Shares (i)     (5.75)%
Highest contract charge 1.70% Class S Shares (i)    (6.05)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
PIMCO CommodityRealReturn(R) Strategy Portfolio
     2015  Lowest contract charge 0.65% Advisor Class         $ 5.03            --                 --             --
           Highest contract charge 1.70% Advisor Class        $ 5.93            --                 --             --
           All contract charges                                   --         2,593            $15,573           4.31%
     2014  Lowest contract charge 0.65% Advisor Class         $ 6.81            --                 --             --
           Highest contract charge 1.70% Advisor Class        $ 8.12            --                 --             --
           All contract charges                                   --         2,310            $18,954           0.27%
2013 (ae)  Lowest contract charge 0.65% Advisor Class         $ 8.43            --                 --             --
           Highest contract charge 1.70% Advisor Class        $10.16            --                 --             --
           All contract charges                                   --         1,910            $19,615           1.59%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $12.27            --                 --             --
           Highest contract charge 1.70% Advisor Class (d)    $12.12            --                 --             --
           All contract charges                                   --           249            $ 3,047           2.13%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $ 9.95            --                 --             --
           Highest contract charge 1.70% Advisor Class        $12.12            --                 --             --
           All contract charges                                   --         1,225            $14,967           2.46%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $ 9.53            --                 --             --
           Highest contract charge 1.70% Advisor Class        $11.73            --                 --             --
           All contract charges                                   --           900            $10,608          14.13%
PIMCO Emerging Markets Bond Portfolio
     2015  Lowest contract charge 1.10% Advisor Class (u)     $ 9.24            --                 --             --
           Highest contract charge 1.70% Advisor Class        $11.69            --                 --             --
           All contract charges                                   --         1,511            $17,647           5.20%
     2014  Lowest contract charge 1.20% Advisor Class         $ 9.80            --                 --             --
           Highest contract charge 1.70% Advisor Class        $12.18            --                 --             --
           All contract charges                                   --         1,607            $19,571           5.14%
2013 (ae)  Lowest contract charge 1.20% Advisor Class (g)     $ 9.78            --                 --             --
           Highest contract charge 1.70% Advisor Class        $12.22            --                 --             --
           All contract charges                                   --         1,423            $17,557           4.90%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $13.55            --                 --             --
           Highest contract charge 1.70% Advisor Class (d)    $13.37            --                 --             --
           All contract charges                                   --           262            $ 3,531           3.20%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $11.79            --                 --             --
           Highest contract charge 1.70% Advisor Class        $13.37            --                 --             --
           All contract charges                                   --         1,069            $14,427           4.82%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $10.07            --                 --             --
           Highest contract charge 1.70% Advisor Class        $11.55            --                 --             --
           All contract charges                                   --           835            $ 9,691           5.23%
PIMCO Global Bond Portfolio (Unhedged)
     2015  Lowest contract charge 0.30% Advisor Class (g)     $ 9.37            --                 --             --
           Highest contract charge 1.25% Advisor Class        $ 9.18            --                 --             --
           All contract charges                                   --           102            $   938           1.71%
     2014  Lowest contract charge 1.20% Advisor Class         $ 9.70            --                 --             --
           Highest contract charge 1.25% Advisor Class        $ 9.70            --                 --             --
           All contract charges                                   --            57            $   553           2.56%
     2013  Lowest contract charge 1.20% Advisor Class (g)     $ 9.61            --                 --             --
           Highest contract charge 1.25% Advisor Class (g)    $ 9.61            --                 --             --
           All contract charges                                   --             3            $    33           0.03%
PIMCO Global Multi-Asset Managed Allocation Portfolio
     2015  Lowest contract charge 1.20% Advisor Class         $10.04            --                 --             --
           Highest contract charge 1.25% Advisor Class        $10.03            --                 --             --
           All contract charges                                   --            79            $   795           3.28%
     2014  Lowest contract charge 1.20% Advisor Class (h)     $10.18            --                 --             --
           Highest contract charge 1.25% Advisor Class (h)    $10.18            --                 --             --
           All contract charges                                   --            10            $   109           4.02%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Advisor Class        (26.14)%
Highest contract charge 1.70% Advisor Class       (26.97)%
All contract charges
Lowest contract charge 0.65% Advisor Class        (19.22)%
Highest contract charge 1.70% Advisor Class       (20.08)%
All contract charges
Lowest contract charge 0.65% Advisor Class        (15.28)%
Highest contract charge 1.70% Advisor Class       (16.17)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      0.57%
Highest contract charge 1.70% Advisor Class (d)     0.33%
All contract charges
Lowest contract charge 0.65% Advisor Class          4.41%
Highest contract charge 1.70% Advisor Class         3.32%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)     (8.80)%
Highest contract charge 1.70% Advisor Class        (9.07)%
All contract charges

Lowest contract charge 1.10% Advisor Class (u)     (7.51)%
Highest contract charge 1.70% Advisor Class        (4.02)%
All contract charges
Lowest contract charge 1.20% Advisor Class          0.20%
Highest contract charge 1.70% Advisor Class        (0.33)%
All contract charges
Lowest contract charge 1.20% Advisor Class (g)     (0.10)%
Highest contract charge 1.70% Advisor Class        (8.60)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      8.84%
Highest contract charge 1.70% Advisor Class (d)     8.43%
All contract charges
Lowest contract charge 0.65% Advisor Class         17.08%
Highest contract charge 1.70% Advisor Class        15.76%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)      4.90%
Highest contract charge 1.70% Advisor Class         4.43%
All contract charges

Lowest contract charge 0.30% Advisor Class (g)     (4.39)%
Highest contract charge 1.25% Advisor Class        (5.36)%
All contract charges
Lowest contract charge 1.20% Advisor Class          0.94%
Highest contract charge 1.25% Advisor Class         0.94%
All contract charges
Lowest contract charge 1.20% Advisor Class (g)     (2.54)%
Highest contract charge 1.25% Advisor Class (g)    (2.54)%
All contract charges

Lowest contract charge 1.20% Advisor Class         (1.38)%
Highest contract charge 1.25% Advisor Class        (1.47)%
All contract charges
Lowest contract charge 1.20% Advisor Class (h)      3.46%
Highest contract charge 1.25% Advisor Class (h)     3.46%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
PIMCO Real Return Portfolio
     2015  Lowest contract charge 1.30% Advisor Class         $10.97            --                 --            --
           Highest contract charge 1.70% Advisor Class        $10.70            --                 --            --
           All contract charges                                   --         5,589           $ 60,748          3.90%
     2014  Lowest contract charge 1.30% Advisor Class         $11.43            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.19            --                 --            --
           All contract charges                                   --         5,927           $ 67,217          1.30%
2013 (ae)  Lowest contract charge 1.30% Advisor Class         $11.24            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.06            --                 --            --
           All contract charges                                   --         5,735           $ 64,059          1.65%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $12.56            --                 --            --
           Highest contract charge 1.70% Advisor Class (d)    $12.40            --                 --            --
           All contract charges                                   --         1,264           $ 15,803          0.33%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $11.44            --                 --            --
           Highest contract charge 1.70% Advisor Class        $12.40            --                 --            --
           All contract charges                                   --         4,008           $ 50,084          0.98%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $10.60            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.61            --                 --            --
           All contract charges                                   --         2,919           $ 34,062          1.80%
PIMCO Total Return Portfolio
     2015  Lowest contract charge 0.30% Advisor Class (g)     $10.28            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.29            --                 --            --
           All contract charges                                   --        12,255           $139,172          4.96%
     2014  Lowest contract charge 0.65% Advisor Class         $10.96            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.44            --                 --            --
           All contract charges                                   --        11,471           $132,247          2.13%
2013 (ae)  Lowest contract charge 0.65% Advisor Class         $10.59            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.17            --                 --            --
           All contract charges                                   --        10,535           $118,898          2.11%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $11.75            --                 --            --
           Highest contract charge 1.70% Advisor Class (d)    $11.60            --                 --            --
           All contract charges                                   --         2,030           $ 23,720          1.57%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $10.88            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.60            --                 --            --
           All contract charges                                   --         6,826           $ 79,827          2.47%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $10.01            --                 --            --
           Highest contract charge 1.70% Advisor Class        $10.78            --                 --            --
           All contract charges                                   --         5,177           $ 56,086          2.56%
ProFund VP Bear
     2015  Lowest contract charge 1.30% Common Shares         $ 3.34            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 3.26            --                 --            --
           All contract charges                                   --            74           $    242          0.00%
     2014  Lowest contract charge 1.30% Common Shares         $ 3.56            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 3.49            --                 --            --
           All contract charges                                   --            96           $    337          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares         $ 4.21            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 4.14            --                 --            --
           All contract charges                                   --           103           $    432          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $ 5.81            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 5.73            --                 --            --
           All contract charges                                   --           123           $    709          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $ 7.05            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 6.99            --                 --            --
           All contract charges                                   --           118           $    827            --

--------
 Total
Return**
--------

Lowest contract charge 1.30% Advisor Class         (4.02)%
Highest contract charge 1.70% Advisor Class        (4.38)%
All contract charges
Lowest contract charge 1.30% Advisor Class          1.69%
Highest contract charge 1.70% Advisor Class         1.18%
All contract charges
Lowest contract charge 1.30% Advisor Class        (10.51)%
Highest contract charge 1.70% Advisor Class       (10.81)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      4.15%
Highest contract charge 1.70% Advisor Class (d)     3.85%
All contract charges
Lowest contract charge 0.65% Advisor Class          7.92%
Highest contract charge 1.70% Advisor Class         6.80%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)     10.65%
Highest contract charge 1.70% Advisor Class         9.63%
All contract charges

Lowest contract charge 0.30% Advisor Class (g)      0.00%
Highest contract charge 1.70% Advisor Class        (1.31)%
All contract charges
Lowest contract charge 0.65% Advisor Class          3.49%
Highest contract charge 1.70% Advisor Class         2.42%
All contract charges
Lowest contract charge 0.65% Advisor Class         (2.67)%
Highest contract charge 1.70% Advisor Class        (3.71)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      4.35%
Highest contract charge 1.70% Advisor Class (d)     4.04%
All contract charges
Lowest contract charge 0.65% Advisor Class          8.69%
Highest contract charge 1.70% Advisor Class         7.61%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)      2.67%
Highest contract charge 1.70% Advisor Class         1.70%
All contract charges

Lowest contract charge 1.30% Common Shares         (6.18)%
Highest contract charge 1.70% Common Shares        (6.59)%
All contract charges
Lowest contract charge 1.30% Common Shares        (15.44)%
Highest contract charge 1.70% Common Shares       (15.70)%
All contract charges
Lowest contract charge 1.30% Common Shares        (27.54)%
Highest contract charge 1.70% Common Shares       (27.75)%
All contract charges
Lowest contract charge 1.30% Common Shares        (17.59)%
Highest contract charge 1.70% Common Shares       (18.03)%
All contract charges
Lowest contract charge 1.30% Common Shares        (10.08)%
Highest contract charge 1.70% Common Shares       (10.50)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                  Years Ended December 31,
                                                            -------------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment    Total
                                                            Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                            ---------- ----------------- ----------------- ------------- --------
ProFund VP Biotechnology
     2015  Lowest contract charge 0.65% Common Shares         $32.56            --                 --            --        2.62%
           Highest contract charge 1.70% Common Shares        $32.36            --                 --            --        1.54%
           All contract charges                                   --         1,714            $56,399          0.00%
     2014  Lowest contract charge 0.65% Common Shares         $31.73            --                 --            --       28.88%
           Highest contract charge 1.70% Common Shares        $31.87            --                 --            --       27.53%
           All contract charges                                   --         1,244            $40,205          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $24.62            --                 --            --       67.37%
           Highest contract charge 1.70% Common Shares        $24.99            --                 --            --       65.61%
           All contract charges                                   --           886            $22,376          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $15.29            --                 --            --       16.19%
           Highest contract charge 1.70% Common Shares (d)    $15.09            --                 --            --       15.81%
           All contract charges                                   --            77            $ 1,167          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $15.29            --                 --            --       38.87%
           Highest contract charge 1.70% Common Shares        $15.09            --                 --            --       38.31%
           All contract charges                                   --           278            $ 4,227          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $11.01            --                 --            --        5.16%
           Highest contract charge 1.70% Common Shares        $10.91            --                 --            --        4.70%
           All contract charges                                   --           195            $ 2,142            --
Putnam VT Absolute Return 500 Fund
     2015  Lowest contract charge 1.10% Class B (u)           $ 9.77            --                 --            --       (2.50)%
           Highest contract charge 1.25% Class B              $10.15            --                 --            --       (1.74)%
           All contract charges                                   --           161            $ 1,627          0.06%
     2014  Lowest contract charge 1.20% Class B               $10.34            --                 --            --        2.58%
           Highest contract charge 1.25% Class B              $10.33            --                 --            --        2.48%
           All contract charges                                   --            60            $   623          0.00%
     2013  Lowest contract charge 1.25% Class B (g)           $10.08            --                 --            --        0.60%
           Highest contract charge 1.25% Class B (g)          $10.08            --                 --            --        0.60%
           All contract charges                                   --            --            $     1          0.00%
Putnam VT Diversified Income Fund
     2015  Lowest contract charge 1.10% Class B (u)           $ 9.65            --                 --            --       (3.69)%
           Highest contract charge 1.70% Class B              $ 9.20            --                 --            --       (4.07)%
           All contract charges                                   --           517            $ 4,815          7.44%
     2014  Lowest contract charge 1.20% Class B (i)           $ 9.62            --                 --            --       (4.09)%
           Highest contract charge 1.70% Class B (i)          $ 9.59            --                 --            --       (4.29)%
           All contract charges                                   --           209            $ 2,011          0.00%
Putnam VT Global Asset Allocation Fund
     2015  Lowest contract charge 1.10% Class B (v)           $ 9.78            --                 --            --       (4.44)%
           Highest contract charge 1.25% Class B (v)          $ 9.78            --                 --            --       (4.50)%
           All contract charges                                   --           122            $ 1,198          0.00%
Putnam VT Research Fund
     2015  Lowest contract charge 1.10% Class B (v)           $ 9.67            --                 --            --       (6.92)%
           Highest contract charge 1.25% Class B (v)          $ 9.67            --                 --            --       (6.98)%
           All contract charges                                   --             1            $    15          0.00%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
     2015  Lowest contract charge 1.10% Class II (u)          $ 9.15            --                 --            --       (8.04)%
           Highest contract charge 1.70% Class II             $ 9.32            --                 --            --       (6.99)%
           All contract charges                                   --           388            $ 3,623          0.89%
     2014  Lowest contract charge 1.20% Class II (i)          $10.05            --                 --            --        0.90%
           Highest contract charge 1.70% Class II (i)         $10.02            --                 --            --        0.60%
           All contract charges                                   --            70            $   705          3.20%
SEI VP Balanced Strategy Fund
     2015  Lowest contract charge 1.10% Class III (u)         $ 9.21            --                 --            --       (7.34)%
           Highest contract charge 1.25% Class III            $ 9.81            --                 --            --       (4.57)%
           All contract charges                                   --           518            $ 5,081          1.82%
     2014  Lowest contract charge 1.20% Class III             $10.29            --                 --            --        2.69%
           Highest contract charge 1.25% Class III            $10.28            --                 --            --        2.59%
           All contract charges                                   --           221            $ 2,275          4.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                         Years Ended December 31,
                                                   -------------------------------------------------------------------
                                                              Units Outstanding Accumulation Unit  Investment    Total
                                                   Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                   ---------- ----------------- ----------------- ------------- --------
SEI VP Balanced Strategy Fund (Continued)
2013  Lowest contract charge 1.20% Class III (g)     $10.02           --                 --             --        0.40%
      Highest contract charge 1.25% Class III (g)    $10.02           --                 --             --        0.40%
      All contract charges                               --            3             $   23           0.00%
SEI VP Conservative Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.70           --                 --             --       (2.81)%
      Highest contract charge 1.25% Class III        $ 9.99           --                 --             --       (1.77)%
      All contract charges                               --          881             $8,809           1.84%
2014  Lowest contract charge 1.20% Class III         $10.18           --                 --             --        1.80%
      Highest contract charge 1.25% Class III        $10.17           --                 --             --        1.70%
      All contract charges                               --          501             $5,089           2.65%
2013  Lowest contract charge 1.25% Class III (g)     $10.00           --                 --             --        0.00%
      Highest contract charge 1.25% Class III (g)    $10.00           --                 --             --        0.00%
      All contract charges                               --           32             $  324           0.00%
SEI VP Market Growth Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.14           --                 --             --       (8.05)%
      Highest contract charge 1.25% Class III        $ 9.82           --                 --             --       (4.84)%
      All contract charges                               --          683             $6,695           1.27%
2014  Lowest contract charge 1.20% Class III         $10.33           --                 --             --        2.58%
      Highest contract charge 1.25% Class III        $10.32           --                 --             --        2.48%
      All contract charges                               --          475             $4,911           3.68%
2013  Lowest contract charge 1.20% Class III (g)     $10.07           --                 --             --        0.80%
      Highest contract charge 1.25% Class III (g)    $10.07           --                 --             --        0.80%
      All contract charges                               --           45             $  450           0.00%
SEI VP Market Plus Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.04           --                 --             --       (9.05)%
      Highest contract charge 1.25% Class III        $ 9.95           --                 --             --       (4.97)%
      All contract charges                               --          151             $1,497           0.97%
2014  Lowest contract charge 1.20% Class III         $10.48           --                 --             --        3.05%
      Highest contract charge 1.25% Class III        $10.47           --                 --             --        2.95%
      All contract charges                               --           94             $  992           3.52%
2013  Lowest contract charge 1.20% Class III (g)     $10.17           --                 --             --        1.60%
      Highest contract charge 1.25% Class III (g)    $10.17           --                 --             --        1.60%
      All contract charges                               --           30             $  309           0.00%
SEI VP Moderate Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.52           --                 --             --       (4.42)%
      Highest contract charge 1.25% Class III        $10.11           --                 --             --       (2.51)%
      All contract charges                               --          827             $8,277           2.42%
2014  Lowest contract charge 1.20% Class III         $10.38           --                 --             --        3.80%
      Highest contract charge 1.25% Class III        $10.37           --                 --             --        3.70%
      All contract charges                               --          407             $4,222           5.07%
2013  Lowest contract charge 1.20% Class III (g)     $10.00           --                 --             --        0.00%
      Highest contract charge 1.25% Class III (g)    $10.00           --                 --             --        0.00%
      All contract charges                               --           34             $  338           0.00%
T. Rowe Price Equity Income Portfolio-II
2015  Lowest contract charge 1.10% Class II (u)      $ 9.12           --                 --             --       (8.62)%
      Highest contract charge 1.25% Class II         $ 9.98           --                 --             --       (8.27)%
      All contract charges                               --          243             $2,411           1.72%
2014  Lowest contract charge 1.20% Class II          $10.89           --                 --             --        5.83%
      Highest contract charge 1.25% Class II         $10.88           --                 --             --        5.73%
      All contract charges                               --          164             $1,783           1.73%
2013  Lowest contract charge 1.20% Class II (g)      $10.29           --                 --             --        2.39%
      Highest contract charge 1.25% Class II (g)     $10.29           --                 --             --        2.39%
      All contract charges                               --           12             $  119           0.63%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
T. Rowe Price Health Sciences Portfolio-II
     2015  Lowest contract charge 0.30% Class II         $15.45            --                 --            --        12.12%
           Highest contract charge 1.70% Class II        $35.18            --                 --            --        10.56%
           All contract charges                              --         4,313           $127,535          0.00%
     2014  Lowest contract charge 0.30% Class II         $13.78            --                 --            --        30.86%
           Highest contract charge 1.70% Class II        $31.82            --                 --            --        28.98%
           All contract charges                              --         2,628           $ 75,999          0.00%
2013 (ae)  Lowest contract charge 0.65% Class II         $22.45            --                 --            --        49.57%
           Highest contract charge 1.70% Class II        $24.67            --                 --            --        47.99%
           All contract charges                              --         1,580           $ 39,244          0.00%
2012 (ac)  Lowest contract charge 1.30% Class II (d)     $16.89            --                 --            --         8.69%
           Highest contract charge 1.70% Class II (d)    $16.67            --                 --            --         8.32%
           All contract charges                              --           244           $  4,095          0.00%
2012 (ad)  Lowest contract charge 0.65% Class II         $15.01            --                 --            --        30.18%
           Highest contract charge 1.70% Class II        $16.67            --                 --            --        28.73%
           All contract charges                              --           635           $ 10,683          0.00%
2011 (ad)  Lowest contract charge 1.30% Class II         $13.06            --                 --            --         8.92%
           Highest contract charge 1.70% Class II        $12.95            --                 --            --         8.55%
           All contract charges                              --           420           $  5,467            --
Templeton Developing Markets VIP Fund
     2015  Lowest contract charge 1.30% Class 2          $ 7.78            --                 --            --       (20.61)%
           Highest contract charge 1.70% Class 2         $ 7.59            --                 --            --       (20.94)%
           All contract charges                              --           975           $  7,529          2.07%
     2014  Lowest contract charge 1.30% Class 2          $ 9.80            --                 --            --        (9.59)%
           Highest contract charge 1.70% Class 2         $ 9.60            --                 --            --        (9.94)%
           All contract charges                              --           840           $  8,173          1.50%
2013 (ae)  Lowest contract charge 1.30% Class 2          $10.84            --                 --            --        (2.25)%
           Highest contract charge 1.70% Class 2         $10.66            --                 --            --        (2.65)%
           All contract charges                              --           787           $  8,472          1.90%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)      $11.09            --                 --            --         1.84%
           Highest contract charge 1.70% Class 2 (d)     $10.95            --                 --            --         1.58%
           All contract charges                              --            61           $    676          0.22%
2012 (ad)  Lowest contract charge 1.30% Class 2          $11.09            --                 --            --        11.68%
           Highest contract charge 1.70% Class 2         $10.95            --                 --            --        11.28%
           All contract charges                              --           462           $  5,098          1.40%
2011 (ad)  Lowest contract charge 1.30% Class 2          $ 9.93            --                 --            --       (16.90)%
           Highest contract charge 1.70% Class 2         $ 9.84            --                 --            --       (17.31)%
           All contract charges                              --           478           $  4,730          0.96%
Templeton Foreign VIP Fund
     2015  Lowest contract charge 1.30% Class 2          $10.91            --                 --            --        (7.70)%
           Highest contract charge 1.70% Class 2         $10.64            --                 --            --        (8.04)%
           All contract charges                              --           881           $  9,525          3.50%
     2014  Lowest contract charge 1.30% Class 2          $11.82            --                 --            --       (12.25)%
           Highest contract charge 1.70% Class 2         $11.57            --                 --            --       (12.68)%
           All contract charges                              --           822           $  9,632          1.84%
2013 (ae)  Lowest contract charge 1.30% Class 2          $13.47            --                 --            --        21.35%
           Highest contract charge 1.70% Class 2         $13.25            --                 --            --        20.89%
           All contract charges                              --           667           $  8,932          2.32%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)      $11.10            --                 --            --         8.82%
           Highest contract charge 1.70% Class 2 (d)     $10.96            --                 --            --         8.62%
           All contract charges                              --            46           $    519          0.73%
2012 (ad)  Lowest contract charge 0.65% Class 2          $10.31            --                 --            --        17.43%
           Highest contract charge 1.70% Class 2         $10.96            --                 --            --        16.22%
           All contract charges                              --           459           $  5,072          3.12%
2011 (ad)  Lowest contract charge 0.65% Class 2 (a)      $ 8.78            --                 --            --       (14.26)%
           Highest contract charge 1.70% Class 2         $ 9.43            --                 --            --       (12.20)%
           All contract charges                              --           517           $  4,901          1.78%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Templeton Global Bond VIP Fund
     2015  Lowest contract charge 0.30% Class 2 (g)            $ 9.72            --                 --            --
           Highest contract charge 1.70% Class 2               $11.72            --                 --            --
           All contract charges                                    --        12,105           $140,275          7.88%
     2014  Lowest contract charge 0.65% Class 2                $11.40            --                 --            --
           Highest contract charge 1.70% Class 2               $12.46            --                 --            --
           All contract charges                                    --        10,783           $133,761          4.98%
2013 (ae)  Lowest contract charge 0.65% Class 2                $11.26            --                 --            --
           Highest contract charge 1.70% Class 2               $12.45            --                 --            --
           All contract charges                                    --         8,103           $101,747          4.76%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $12.62            --                 --            --
           Highest contract charge 1.70% Class 2 (d)           $12.46            --                 --            --
           All contract charges                                    --         1,127           $ 14,152          1.72%
2012 (ad)  Lowest contract charge 0.65% Class 2                $11.16            --                 --            --
           Highest contract charge 1.70% Class 2               $12.46            --                 --            --
           All contract charges                                    --         4,781           $ 60,036          6.61%
2011 (ad)  Lowest contract charge 0.65% Class 2 (a)            $ 9.76            --                 --            --
           Highest contract charge 1.70% Class 2               $11.01            --                 --            --
           All contract charges                                    --         3,946           $ 43,690          5.18%
Templeton Growth VIP Fund
     2015  Lowest contract charge 1.30% Class 2                $12.92            --                 --            --
           Highest contract charge 1.70% Class 2               $12.61            --                 --            --
           All contract charges                                    --           149           $  1,915          2.60%
     2014  Lowest contract charge 1.30% Class 2                $13.99            --                 --            --
           Highest contract charge 1.70% Class 2               $13.71            --                 --            --
           All contract charges                                    --           154           $  2,144          1.33%
2013 (ae)  Lowest contract charge 1.30% Class 2                $14.59            --                 --            --
           Highest contract charge 1.70% Class 2               $14.36            --                 --            --
           All contract charges                                    --           159           $  2,317          2.47%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $11.30            --                 --            --
           Highest contract charge 1.70% Class 2 (d)           $11.18            --                 --            --
           All contract charges                                    --            17           $    194          0.29%
2012 (ad)  Lowest contract charge 1.30% Class 2                $11.30            --                 --            --
           Highest contract charge 1.70% Class 2               $11.16            --                 --            --
           All contract charges                                    --           104           $  1,182          2.11%
2011 (ad)  Lowest contract charge 1.30% Class 2                $ 9.46            --                 --            --
           Highest contract charge 1.70% Class 2               $ 9.38            --                 --            --
           All contract charges                                    --            97           $    918          1.40%
Van Eck VIP Global Hard Assets Fund
     2015  Lowest contract charge 0.30% Class S Shares (g)     $ 5.20            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 6.06            --                 --            --
           All contract charges                                    --         3,188           $ 19,463          0.03%
     2014  Lowest contract charge 0.65% Class S Shares         $ 8.24            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 9.29            --                 --            --
           All contract charges                                    --         3,170           $ 29,728          0.00%
2013 (ae)  Lowest contract charge 0.65% Class S Shares         $10.29            --                 --            --
           Highest contract charge 1.70% Class S Shares        $11.72            --                 --            --
           All contract charges                                    --         2,760           $ 32,721          0.48%
2012 (ac)  Lowest contract charge 1.30% Class S Shares (d)     $10.95            --                 --            --
           Highest contract charge 1.70% Class S Shares (d)    $10.81            --                 --            --
           All contract charges                                    --           581           $  6,332          0.94%
2012 (ad)  Lowest contract charge 0.65% Class S Shares         $ 9.39            --                 --            --
           Highest contract charge 1.70% Class S Shares        $10.81            --                 --            --
           All contract charges                                    --         1,801           $ 19,619          0.65%
2011 (ad)  Lowest contract charge 0.65% Class S Shares (a)     $ 9.16            --                 --            --
           Highest contract charge 1.70% Class S Shares        $10.66            --                 --            --
           All contract charges                                    --         1,523           $ 16,330          0.65%

--------
 Total
Return**
--------

Lowest contract charge 0.30% Class 2 (g)            (4.61)%
Highest contract charge 1.70% Class 2               (5.94)%
All contract charges
Lowest contract charge 0.65% Class 2                 1.24%
Highest contract charge 1.70% Class 2                0.08%
All contract charges
Lowest contract charge 0.65% Class 2                 0.90%
Highest contract charge 1.70% Class 2               (0.08)%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             7.13%
Highest contract charge 1.70% Class 2 (d)            6.86%
All contract charges
Lowest contract charge 0.65% Class 2                14.34%
Highest contract charge 1.70% Class 2               13.17%
All contract charges
Lowest contract charge 0.65% Class 2 (a)            (1.21)%
Highest contract charge 1.70% Class 2               (2.57)%
All contract charges

Lowest contract charge 1.30% Class 2                (7.65)%
Highest contract charge 1.70% Class 2               (8.02)%
All contract charges
Lowest contract charge 1.30% Class 2                (4.11)%
Highest contract charge 1.70% Class 2               (4.53)%
All contract charges
Lowest contract charge 1.30% Class 2                29.12%
Highest contract charge 1.70% Class 2               28.67%
All contract charges
Lowest contract charge 1.30% Class 2 (d)            10.46%
Highest contract charge 1.70% Class 2 (d)           10.15%
All contract charges
Lowest contract charge 1.30% Class 2                19.45%
Highest contract charge 1.70% Class 2               18.98%
All contract charges
Lowest contract charge 1.30% Class 2                (8.16)%
Highest contract charge 1.70% Class 2               (8.58)%
All contract charges

Lowest contract charge 0.30% Class S Shares (g)    (33.84)%
Highest contract charge 1.70% Class S Shares       (34.77)%
All contract charges
Lowest contract charge 0.65% Class S Shares        (19.92)%
Highest contract charge 1.70% Class S Shares       (20.73)%
All contract charges
Lowest contract charge 0.65% Class S Shares          9.58%
Highest contract charge 1.70% Class S Shares         8.42%
All contract charges
Lowest contract charge 1.30% Class S Shares (d)     (2.75)%
Highest contract charge 1.70% Class S Shares (d)    (3.05)%
All contract charges
Lowest contract charge 0.65% Class S Shares          2.51%
Highest contract charge 1.70% Class S Shares         1.41%
All contract charges
Lowest contract charge 0.65% Class S Shares (a)    (18.58)%
Highest contract charge 1.70% Class S Shares       (18.13)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2015

8. Financial Highlights (Concluded)

                                                                              Years Ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
Van Eck VIP Unconstrained Emerging Markets Bond Fund
2015  Lowest contract charge 1.10% Initial Class (u)     $8.62           --                 --              --       (12.22)%
      Highest contract charge 1.25% Initial Class        $8.44           --                 --              --       (14.23)%
      All contract charges                                  --           69               $576            4.71%
2014  Lowest contract charge 1.20% Initial Class         $9.84           --                 --              --         1.03%
      Highest contract charge 1.25% Initial Class        $9.84           --                 --              --         1.03%
      All contract charges                                  --           33               $320            0.76%
2013  Lowest contract charge 1.20% Initial Class (g)     $9.74           --                 --              --        (0.61)%
      Highest contract charge 1.25% Initial Class (g)    $9.74           --                 --              --        (0.61)%
      All contract charges                                  --            2               $ 23            0.00%

   ----------
  (a)Units were made available on January 18, 2011.
  (b)Units were made available on February 22, 2011.
  (c)Units were made available on October 10, 2011.
  (d)Units were made available on April 30, 2012.
  (e)Units were made available on February 19, 2013.
  (f)Units were made available on May 20, 2013.
  (g)Units were made available on November 18, 2013.
  (h)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (i)Units were made available on June 13, 2014.
  (j)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (k)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (l)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (m)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (n)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (o)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (p)Units were made available on September 22, 2014.
  (q)Units were made available on February 23, 2015.
  (r)Units were made available on March 27, 2015.
  (s)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (t)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.
  (u)Units were made available on May 26, 2015.
  (v)Units were made available on July 20, 2015.
  (w)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.
  (x)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.
  (y)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
  (z)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.
 (aa)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
 (ab)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.
 (ac)The information shown as of and for the year ended December 31, 2012 is for units outstanding of Separate Account 70 prior to the transfer of units from Accumulator 11 and Retirement Cornerstone Series from Separate Account No. 49 into Separate Account No. 70 on January 1, 2013.
 (ad)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding of Separate Account No. 49 prior to the transfer of Accumulator 11 and Retirement Cornerstone Series to Separate Account No. 70 on January 1, 2013.
 (ae)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31,2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File
                       No. 2-30070), filed on April 19, 2016.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties") incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 22, 2014.

         4.   Contracts. (Including Riders and Endorsements)

              4(a) Form of Data Pages - E Share (ICC14RC15DP-E), previously filed with this Registration Statement on Form N-4 (File No. 333-202147) on May 21, 2015.

              4(b) [RMD WEALTH GUARD] GMDB RIDER (ICC14RMDF-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on
                   December 24, 2014.

              4(c) Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(d) Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(e) Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(f) Endorsement Applicable to the Termination of an Optional
                   Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC14GBENDORC15), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(g) [RMD Wealth Guard] GMDB Rider (ICC15RMDF-RC15A) previously filed with this Registration Statement on Form N-4 (File No. 333-202147) on December 28, 2015.

              4(h) Form of Data Pages (ICC15RC15ADP-E) previously filed with this Registration Statement on Form N-4 (File No. 333-202147) on December 28, 2015.

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC14 App 01 RC15E), previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              5(b) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC14 App 02 RC15E), previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

     6.       Depositor's Certificate of Incorporation and By-Laws.

              (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

     7.       Reinsurance Contracts. Not applicable.

     8.       Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated, May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iv) Amendment No. 4, effective May 1, 2012 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, effective October 1, 2014 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(i) Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(ii) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (d)(iii) Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-182976) on Form N-4 filed on April 24, 2014.

              (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

              (e)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (j)(i) Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

                (u) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

                (v) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (w) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (x) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2015 AXA Group Organization Charts, are incorporated herein by reference to Exhibit 28(a) of Registration Statement (File No. 333-207015) on Form N-6, filed December 23, 2015.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart Q4-2015, previously filed with this Registration Statement on Form N-4 (2-30070) on April 19, 2016.

Item 27. Number of Contractowners

              As of March 31, 2016, there were 36 Qualified Contract owners and/or 23 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf, in the City of New York, and State of New York on the 20th day of April, 2016.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 20th day of April, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh       Peter S. Kraus
Daniel G. Kaye             Lorie A. Slutsky
Mark Pearson               Richard C. Vaughan
Kristi A. Matus            Betram Scott

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 20, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9            Opinion and Consent of Counsel                          EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)        Powers of Attorney                                      EX-99.10b